As filed with the Securities and Exchange Commission on February 27, 2023
Registration Nos. 33‑46593
811‑06578

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
Pre‑Effective Amendment No.	☐
Post-Effective Amendment No. 50	☒
and
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 51

The Glenmede Portfolios
(Exact Name of Registrant as Specified in Charter)

1 Lincoln Street, Floor 8
SFC0805
Boston, MA 02111
(Address of Principal Executive Offices)
Registrant’s Telephone Number:
1‑800‑442‑8299

Michael P. Malloy, Esq.
Secretary
Faegre Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on February 28, 2023 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(i)
☐	on ____________ pursuant to paragraph (a)(i)
☐	75 days after filing pursuant to paragraph (a)(ii)
☐	on ____________ pursuant to paragraph (a)(ii) of rule 485.
If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of Beneficial Interest

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS
Prospectus
February 28, 2023
Bond Portfolios
Core Fixed Income Portfolio (GTCGX)
Muni Intermediate Portfolio (GTCMX)
Short Term Tax Aware Fixed Income Portfolio (GTAWX)
High Yield Municipal Portfolio (GHYMX)
Investment Advisor
Glenmede Investment Management LP
Sub‑Investment Advisor
to the High Yield Municipal Portfolio
AllianceBernstein L.P.
The Securities and Exchange Commission has not approved or disapproved the Portfolios’ securities or determined if this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

SUMMARY SECTION
Core Fixed Income Portfolio
Investment Objective
Maximum long-term total return consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the table and example below.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Other Expenses (includes 0.10% shareholder servicing fees payable to The Glenmede Trust Company, N.A.)	0.19%

Total Annual Portfolio Operating Expenses	0.54%

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$55	$173	$302	$677
Portfolio Turnover
The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 28% of the average value of its portfolio.
Principal Investment Strategies
Under normal market circumstances, at least 80% of the value of the Portfolio’s net assets (including borrowings for investment purposes) will be invested in fixed income securities.
The Portfolio invests primarily in mortgage-backed securities and fixed income securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies or other agencies or instrumentalities sponsored by the U.S. Government (collectively, “U.S. Government Securities”) and in debt obligations of domestic and foreign companies. Debt obligations of companies or other entities guaranteed by the U.S. Government, its agencies or instrumentalities are considered by the Portfolio to be obligations of the guarantor. The Portfolio may also invest in privately issued mortgage-backed securities and enter into repurchase agreements collateralized by U.S. Government securities and reverse repurchase agreements. Under normal circumstances, at least 50% of the value of the Portfolio’s net assets (including borrowings for investment purposes) will be invested in U.S. Government Securities and repurchase agreements collateralized by U.S. Government Securities. The Portfolio expects to maintain a dollar-weighted average maturity of 3 to 10 years. Such securities will be rated at least A‑ by S&P Global Ratings (“S&P”) or A3 by Moody’s Investors Service, Inc. (“Moody’s”) and if unrated, determined to be of comparable quality at the time of purchase. If a portfolio security’s rating is reduced to below the above levels, Glenmede Investment Management LP (the “Advisor”) will dispose of the security in an orderly fashion as soon as practicable.

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The Advisor purchases securities that it believes have potential for higher returns than other securities with similar characteristics and risk, considering factors such as maturity, coupon, credit and any prepayment options. The Advisor will generally sell a security for a number of reasons, including when the expected performance has been realized or to purchase another security with similar characteristics and risk but that the Advisor believes has a higher expected return.
Principal Investment Risks
All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. Each risk summarized below is considered a “principal risk” of investing in the Portfolio, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions and other factors. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The net asset value (“NAV”) of the Portfolio will fluctuate. Therefore, you could lose money by investing in the Portfolio.
The Portfolio may be appropriate for you if you seek a regular stream of income with higher potential returns than money market funds and if you are also willing to accept more risk.
Interest Rate Risk: The value of fixed income securities tends to fluctuate with changes in interest rates. Generally, their value will decrease when interest rates rise and increase when interest rates fall. Therefore, you could lose money by investing in the Portfolio. Fixed income securities with longer maturities are more susceptible to interest rate fluctuations than those with shorter maturities. Therefore, the risk of interest rate fluctuation is greater to the extent that the Portfolio invests in long-term securities. Recently, there have been signs of inflationary price movements and interest rates have been rising. As such, fixed income and related markets may experience heightened levels of interest rate volatility and liquidity risk. Changes in market conditions and government action may have adverse effects on investments, volatility, and liquidity in debt markets, potentially negatively impacting the Portfolio’s performance and disrupting portfolio management by increased shareholder redemptions. A sharp rise in interest rates could cause the value of the Portfolio’s investments to decline.
Credit Risk: Fixed income securities are also subject to the risk that an issuer will be unable to make principal and interest payments when due. The Portfolio may invest in shares of registered investment companies rated BBB‑ or higher by S&P or Baa3 or higher by Moody’s or if unrated, determined to be of comparable quality at the time of purchase. Securities rated BBB‑ or Baa3 are considered medium-grade obligations with speculative characteristics and are more vulnerable to adverse business or economic conditions than higher rated securities.
Government Agency Risk: Direct obligations of the U.S. Government such as Treasury bills, notes and bonds are supported by its full faith and credit. Indirect obligations issued by Federal agencies and government-sponsored entities generally are not backed by the full faith and credit of the U.S. Treasury. Accordingly, while U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the instrumentality.
Prepayment Risk: The Portfolio is subject to prepayment risk. Prepayment risk is the risk that a debt security may be paid off and the proceeds returned to the Portfolio earlier than anticipated. Depending on market conditions, proceeds may be reinvested at lower interest rates.
Default Risk: The Portfolio may make loans through collateralized repurchase agreements. It may also borrow money through reverse repurchase agreements. Although loans made by the Portfolio are collateralized with the borrower’s securities, the Portfolio could suffer a loss if the borrower defaults on its obligation to buy the securities back under the terms of the repurchase agreement.
Liquidity Risk: Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Portfolio would like, adversely affecting the value of the Portfolio’s investments and its returns.
Market Risk: The market values of securities owned by the Portfolio may decline, at times sharply and unpredictably. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, interest rates, inflation

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rates or credit ratings, can affect the value of the Portfolio’s investments. Natural disasters, public health emergencies (including pandemics and epidemics), terrorism and other global unforeseeable events may lead to instability in world economies and markets, may lead to increased volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments. For example, the novel strain of coronavirus (“COVID‑19”) outbreak has resulted in serious economic disruptions globally. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Although vaccines for COVID‑19 are available, the duration of the COVID‑19 outbreak and its full impact is currently unknown, and it may exacerbate other risks that apply to the Portfolio.
Performance Information
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmedeim.com or by calling 1‑800‑442‑8299.

Core Fixed Income Portfolio

During the periods shown in the bar chart, the highest quarterly return was 4.22% (for the quarter ended March 31, 2020) and the lowest quarterly return was ‑5.89% (for the quarter ended March 31, 2022).
After‑tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on the investor’s tax situation and may differ from those shown. After‑tax returns are not relevant to investors who hold their Portfolio shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

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Average Annual Total Returns (for the periods ended December 31, 2022)

	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	(13.48)%	(0.70)%	0.36%
Return After Taxes on Distributions	(14.21)%	(1.67)%	(0.66)%

Return After Taxes on Distributions and Sale of Fund Shares[1]	(7.97)%	(0.86)%	(0.11)%

Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(13.01)%	0.02%	1.06%

Morningstar Intermediate-Core Bond Average[2]	(13.32)%	(0.23)%	0.91%

[1]
In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

[2]
The Morningstar Intermediate-Core Bond Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Investment Adviser
Glenmede Investment Management LP serves as investment advisor to the Portfolio.
Portfolio Managers
Stephen J. Mahoney, Portfolio Manager of the Advisor, has managed the Portfolio since January 1999. Robert M. Daly, Director of Fixed Income of the Advisor, has managed the Portfolio since February 28, 2021.
Tax Information
The Portfolio’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are purchasing through a tax‑deferred arrangement, such as a 401(k) plan or IRA. Such tax‑deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
For important information about purchase and sale of the Portfolio’s shares and financial intermediary compensation, please turn to those section headings on page 20 of this Prospectus.

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Muni Intermediate Portfolio
Investment Objective
As high a level of current income exempt from Federal income tax as is consistent with preservation of capital.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Maximum Account Fee (annual percentage of assets under management)[1]	1.25%
Annual Portfolio Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.00%
Other Expenses (includes 0.15% shareholder servicing fees payable to Glenmede Trust)	0.25%

Total Annual Portfolio Operating Expenses	0.25%

[1]
Investors in the Portfolio must be clients of The Glenmede Trust Company, N.A. (“Glenmede Trust”) or its affiliated companies (“Affiliates”). The “Maximum Account Fee” in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services).

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$26	$80	$141	$318
Portfolio Turnover
The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 61% of the average value of its portfolio.
Principal Investment Strategies
Under normal market circumstances, the Portfolio will invest at least 80% of the value of its net assets (including borrowings for investment purposes) in intermediate and long-term obligations of the states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities that pay interest that is exempt from regular Federal income tax, but, in certain instances, may be subject to Federal alternative minimum tax. The Federal alternative minimum tax is a Federal income tax imposed on non‑corporate taxpayers calculated separately from the regular Federal income tax. It is designed to prevent non‑corporate taxpayers from using certain deductions and credits (called tax‑preference items) to pay little or no taxes. Certain private activity bonds pay interest that may be treated as a tax‑preference item under the Federal alternative minimum tax. To the extent that the Portfolio invests in private activity bonds, a portion of the Portfolio’s dividends may be subject to Federal

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income tax for shareholders subject to Federal alternative minimum tax. The Portfolio may also invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. The Portfolio expects to maintain a dollar-weighted average maturity of 3 to 10 years. The Portfolio purchases municipal obligations that the Advisor believes have the best value compared to securities of similar credit quality and maturity range. The Portfolio generally sells municipal obligations for a number of reasons, including a change in credit quality, to extend maturity, to increase yield or to raise funds to cover redemptions.
The Portfolio will invest in securities that are rated at the time of purchase within the three highest ratings assigned by Moody’s (i.e., Aaa, Aa, A) or (AAA, AA, A) in the case of bonds, or rated SP‑1 or higher by S&P or MIG‑2 or higher by Moody’s in the case of notes. The Portfolio may invest in unrated securities if they are determined to be of comparable quality at the time of purchase. If a portfolio security’s rating is reduced to below the above levels, the Advisor will dispose of the security in an orderly fashion as soon as practicable.
Principal Investment Risks
All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. The strategy that the Advisor uses may fail to produce the intended result. Each risk summarized below is considered a “principal risk” of investing in the Portfolio, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions and other factors. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The NAV of the Portfolio will fluctuate. Therefore, you could lose money by investing in the Portfolio.
The Portfolio may be appropriate for you if you seek a regular stream of income with higher potential returns than money market funds and if you are also willing to accept more risk.
Interest Rate Risk: The value of fixed income securities tends to fluctuate with changes in interest rates. Generally, their value will decrease when interest rates rise and increase when interest rates fall. Therefore, you could lose money by investing in the Portfolio. Fixed income securities with longer maturities are more susceptible to interest rate fluctuations than those with shorter maturities. Therefore, the risk of interest rate fluctuation is greater to the extent that the Portfolio invests in long-term securities. Recently, there have been signs of inflationary price movements and interest rates have been rising. As such, fixed income and related markets may experience heightened levels of interest rate volatility and liquidity risk. Changes in market conditions and government action may have adverse effects on investments, volatility, and liquidity in debt markets, potentially negatively impacting the Portfolio’s performance and disrupting portfolio management by increased shareholder redemptions. A sharp rise in interest rates could cause the value of the Portfolio’s investments to decline.
Credit Risk: Fixed income securities are also subject to the risk that an issuer will be unable to make principal and interest payments when due.
Municipal Obligation Risk: Municipal security prices, payment of interest on, repayment of principal for, and the market for municipal securities can be significantly affected by economic and political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, healthcare, transportation and utilities, conditions in those market sectors can affect municipal bond prices. In addition, a portion or all of the interest received from certain tax‑exempt municipal securities could become taxable as a result of political and legislative changes, noncompliant conduct of a municipal issuer or determinations by the Internal Revenue Service (“IRS”). A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory.
Government Agency Risk: Direct obligations of the U.S. Government such as Treasury bills, notes and bonds are supported by its full faith and credit. Indirect obligations issued by Federal agencies and government-sponsored entities generally are not backed by the full faith and credit of the U.S. Treasury. Accordingly, while U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the instrumentality.

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Call Risk: The Portfolio is subject to call risk. Call risk is the risk that changes in interest rates may cause certain municipal securities to be paid off much sooner or later than expected, which could adversely affect a Portfolio’s value.
Market Risk: The market values of securities owned by the Portfolio may decline, at times sharply and unpredictably. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, interest rates, inflation rates or credit ratings, can affect the value of the Portfolio’s investments. Natural disasters, public health emergencies (including pandemics and epidemics), terrorism and other global unforeseeable events may lead to instability in world economies and markets, may lead to increased volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments. For example, the COVID‑19 outbreak has resulted in serious economic disruptions globally. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Although vaccines for COVID‑19 are available, the duration of the COVID‑19 outbreak and its full impact is currently unknown, and it may exacerbate other risks that apply to the Portfolio.
Performance Information
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmedeim.com or by calling 1‑800‑442‑8299.

Muni Intermediate Portfolio

During the periods shown in the bar chart, the highest quarterly return was 2.96% (for the quarter ended December 31, 2022) and the lowest quarterly return was ‑4.83% (for the quarter ended March 31, 2022).
After‑tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on the investor’s tax situation and may differ from those shown. After‑tax returns are not relevant to investors who hold their Portfolio shares through tax‑deferred arrangements such as 401(k) plans or IRAs.

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Average Annual Total Returns (for the periods ended December 31, 2022)

	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	(5.00)%	1.12%	1.32%
Return After Taxes on Distributions	(5.00)%	1.00%	1.23%

Return After Taxes on Distributions and Sale of Fund Shares[1]	(2.33)%	1.25%	1.39%

Bloomberg Municipal 1‑10 Year Blend Index (reflects no deduction for fees, expenses or taxes)	(4.84)%	1.37%	1.69%

Morningstar Muni National Intermediate Average[2]	(8.23)%	0.92%	1.50%

[1]
In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

[2]
The Morningstar Muni National Intermediate Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Investment Adviser
Glenmede Investment Management LP serves as investment advisor to the Portfolio.
Portfolio Managers
Robert M. Daly, Director of Fixed Income of the Advisor, and J. Douglas Wilson, Portfolio Manager of the Advisor, have managed the Portfolio since March 2020. David M. Joyce, Portfolio Manager of the Advisor, has managed the Portfolio since February 28, 2023.
Tax Information
The Portfolio anticipates that substantially all of its income distributions will be “exempt-interest dividends,” which are exempt from Federal income taxes. However, some distributions may be taxable, such as distributions that are derived from occasional taxable investments and distributions of short and long-term capital gains, or may be subject to the Federal alternative minimum tax.
For important information about purchase and sale of the Portfolio’s shares and financial intermediary compensation, please turn to those section headings on page 20 of this Prospectus.

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Short Term Tax Aware Fixed Income Portfolio
Investment Objective
Maximum after‑tax total return consistent with reasonable preservation of capital.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the table and example below.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Other Expenses (includes 0.10% shareholder servicing fees payable to The Glenmede Trust Company, N.A.)	0.27%

Total Annual Portfolio Operating Expenses	0.62%
Fee Waivers and Expense Reimbursements[1]	0.07%

Net Expenses	0.55%

[1]
The Advisor has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed 0.55% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 29, 2024 and may discontinue this arrangement at any time thereafter. This contractual fee waiver agreement may not be terminated before February 29, 2024 without the approval of The Glenmede Fund, Inc.’s (the “Glenmede Fund”) Board of Directors (the “Glenmede Fund Board”).

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, taking into account the fee waiver in the first year of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$56	$191	$339	$768
Portfolio Turnover
The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 56% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Portfolio will invest at least 80% of the value of its net assets (including borrowings for investment purposes) in fixed income securities. The Portfolio invests primarily in short-term municipal securities, corporate bonds, exchange-traded funds (“ETFs”) and closed‑end funds that invest in fixed income securities and U.S. Government Securities. The Portfolio may also invest in preferred stocks. The Portfolio expects to maintain a dollar-weighted average maturity of 1 to 3 years.
Under normal circumstances, at least 50% of the value of the Portfolio’s total assets will be invested in investment grade municipal securities that pay interest that is exempt from regular Federal income tax, but may, in certain instances, subject you to Federal alternative minimum tax. Municipal securities are debt obligations generally issued by a state,

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territory or possession of the United States (including the District of Columbia) or a political subdivision, agency or instrumentality thereof to obtain funds for various public purposes, including the construction of public facilities. A security is investment grade if it is rated within the top four rating categories by a nationally recognized statistical rating organization (a “NRSRO”) or unrated but determined to be of comparable quality by the Advisor at the time of purchase. If a portfolio security’s rating is reduced to below the above levels, the Advisor will dispose of the security in an orderly fashion as soon as practicable.
The Portfolio may invest, without limitation, in municipal securities that pay interest that may subject you to Federal alternative minimum tax. The Federal alternative minimum tax is a Federal income tax imposed on non‑corporate taxpayers calculated separately from the regular Federal income tax. It is designed to prevent non‑corporate taxpayers from using certain deductions and credits (called tax‑preference items) to pay little or no taxes. Certain private activity bonds pay interest that may be treated as a tax‑preference item under the Federal alternative minimum tax. To the extent that the Portfolio invests in private activity bonds, a portion of the Portfolio’s dividends may be subject to Federal income tax for shareholders subject to Federal alternative minimum tax.
The Portfolio may invest in investment grade corporate bonds and preferred stock. Corporate bonds are debt obligations of domestic or foreign companies issued to raise money for capital expenditures, operations and acquisitions. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should the issuer be liquidated. Preferred stock is usually junior to the debt securities of the issuer and the payment of dividends is not guaranteed as with a bond.
The Portfolio may invest in common shares or preferred shares of closed‑end funds that primarily invest in fixed income securities. The Portfolio may also invest in ETFs that primarily invest in fixed income securities. The Portfolio may invest in closed‑end funds and ETFs that hold high yield fixed income securities which are rated below investment grade and are commonly referred to as “junk bonds.” The ETFs in which the Portfolio may invest are registered investment companies that may seek to track the performance of a particular market index or security. These indices include not only broad-based market indices but more specific indices as well, including those relating to particular sectors, markets, regions or industries.
The Portfolio may also invest in U.S. Government Securities which are fixed income securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies or other agencies or instrumentalities sponsored by the U.S. Government. Debt obligations of companies or other entities guaranteed by the U.S. Government, its agencies or instrumentalities are considered by the Portfolio to be obligations of the guarantor. The Portfolio may also invest in investment grade privately issued mortgage-backed securities and enter into repurchase agreements collateralized by U.S. Government Securities and reverse repurchase agreements.
The Portfolio seeks to balance investment considerations to achieve a best net after‑tax total return for an investor in the maximum Federal income tax bracket. The tax aware strategies used by the Portfolio include maintaining diversification across different securities in the fixed income market and seeking best net after‑tax yield and total return opportunities in both taxable and tax‑exempt securities. For example, during certain market cycles, a two‑year corporate bond may offer a significantly higher yield to maturity both gross of taxes and net of the highest Federal tax rate versus a two‑year tax‑exempt municipal security. In such a scenario, the Portfolio may purchase the corporate bond if a clear net of tax yield advantage can be determined over tax‑exempt municipal alternatives. The Advisor will seek to capture such net of tax yield advantages on an opportunistic basis within the Portfolio’s maturity limitations.
The Advisor uses a combination of quantitative and fundamental research to select securities. The Advisor uses a quantitative proprietary multi-factor computer model which conducts an analysis of general economic and market conditions, compares expected returns and identifies a list of attractive securities having favorable net after‑tax return profiles, then applies fundamental research to select which securities to buy and sell for this Portfolio.
Principal Investment Risks
All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. The strategy that the Advisor uses may fail to produce the intended result. Each risk summarized below is considered a “principal risk” of investing in the Portfolio, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions and other factors. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The NAV of the Portfolio will fluctuate. Therefore, you could lose money by investing in the Portfolio.

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The Portfolio may be appropriate for you if you seek a regular stream of income with higher potential returns than money market funds and if you are also willing to accept more risk.
Interest Rate Risk: The value of fixed income securities tends to fluctuate with changes in interest rates. Generally, their value will decrease when interest rates rise and increase when interest rates fall. Therefore, you could lose money by investing in the Portfolio. Fixed income securities with longer maturities are more susceptible to interest rate fluctuations than those with shorter maturities. Therefore, the risk of interest rate fluctuation is greater to the extent that the Portfolio invests in long-term securities. Recently, there have been signs of inflationary price movements and interest rates have been rising. As such, fixed income and related markets may experience heightened levels of interest rate volatility and liquidity risk. Changes in market conditions and government action may have adverse effects on investments, volatility, and liquidity in debt markets, potentially negatively impacting the Portfolio’s performance and disrupting portfolio management by increased shareholder redemptions. A sharp rise in interest rates could cause the value of the Portfolio’s investments to decline.
Prepayment and Call Risks: The Portfolio is subject to prepayment risk and call risk. Prepayment risk is the risk that a debt security may be paid off and the proceeds returned to the Portfolio earlier than anticipated. Depending on market conditions, proceeds may be reinvested at lower interest rates. Call risk is the risk that changes in interest rates may cause certain debt securities to be paid off much sooner or later than expected, which could adversely affect the Portfolio’s value.
Credit Risk: Fixed income securities are also subject to the risk that an issuer will be unable to make principal and interest payments when due which could adversely impact the Portfolio’s return and NAV. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.
Government Agency Risk: Direct obligations of the U.S. Government such as Treasury bills, notes and bonds are supported by its full faith and credit. Indirect obligations issued by Federal agencies and government-sponsored entities generally are not backed by the full faith and credit of the U.S. Treasury. Accordingly, while U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the instrumentality.
Alternative Minimum Tax Risk: The Portfolio has no limit as to the amount that can be invested in municipal securities that pay interest that may subject you to Federal alternative minimum tax. Therefore, all or a portion of the Portfolio’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the Federal alternative minimum tax.
Municipal Obligation Risk: Municipal security prices, payment of interest on, repayment of principal for, and the market for municipal securities can be significantly affected by economic and political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, healthcare, transportation and utilities, conditions in those market sectors can affect municipal bond prices. In addition, a portion or all of the interest received from certain tax‑exempt municipal securities could become taxable as a result of political and legislative changes, noncompliant conduct of a municipal issuer or determinations by the IRS. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory.
Liquidity Risk: Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Portfolio would like, adversely affecting the value of the Portfolio’s investments and its returns.
Market Risk: The market values of securities owned by the Portfolio may decline, at times sharply and unpredictably. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, interest rates, inflation rates or credit ratings, can affect the value of the Portfolio’s investments. Natural disasters, public health emergencies (including pandemics and epidemics), terrorism and other global unforeseeable events may lead to instability in world economies and markets, may lead to increased volatility, and may have adverse long-term

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effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments. For example, the COVID‑19 outbreak has resulted in serious economic disruptions globally. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Although vaccines for COVID‑19 are available, the duration of the COVID‑19 outbreak and its full impact is currently unknown, and it may exacerbate other risks that apply to the Portfolio.
ETF and Investment Company Risk: Shares of closed‑end funds and ETFs have many of the same risks as direct investments in the underlying fixed income securities they invest in, although the lack of liquidity may make ETFs more volatile. ETFs and closed‑end funds have investment management fees and other expenses which will be indirectly paid by the Portfolio. In addition, ETFs and closed‑end funds do not necessarily trade at the NAV of their underlying securities, which means that these funds could potentially trade above or below the value of their underlying portfolios and may result in a loss and are subject to trading and commission costs. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to NAV.
Preferred Stock Risk: Preferred stock generally does not exhibit as great a potential for appreciation as common stock, although it ranks above common stock in its claim on income for dividend payments. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of preferred and common stock owners. Preferred stock may also be subject to optional or mandatory redemption provisions.
Default Risk: The Portfolio may make loans through collateralized repurchase agreements. It may also borrow money through reverse repurchase agreements. Although loans made by the Portfolio are collateralized with the borrower’s securities, the Portfolio could suffer a loss if the borrower defaults on its obligation to buy the securities back under the terms of the repurchase agreement.
High Yield Securities Risk: High yield securities, which are rated below investment grade and commonly referred to as “junk bonds,” are high risk investments that may cause income and principal losses for the Portfolio through its investment in closed‑end funds or ETFs that invest in such securities. High yield securities are considered predominantly speculative by traditional investment standards and their market value is more sensitive to corporate developments, changes in interest rates and economic conditions than higher rated securities. High yield securities generally have greater credit risk, are less liquid and have more volatile prices than investment grade securities.
Performance Information
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year, five years and since inception compare to those of a selected market index. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Performance reflects expense reimbursements and/or fee waivers in effect. If such expense reimbursements or fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmedeim.com or by calling 1‑800‑442‑8299.

Short Term Tax Aware Fixed Income Portfolio

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During the periods shown in the bar chart, the highest quarterly return was 1.68% (for the quarter ended June 30, 2020) and the lowest quarterly return was ‑2.38% (for the quarter ended March 31, 2022).
After‑tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on the investor’s tax situation and may differ from those shown. After‑tax returns are not relevant to investors who hold their Portfolio shares through tax‑deferred arrangements such as 401(k) plans or IRAs.
Average Annual Total Returns (for the periods ended December 31, 2022)

	Past 1 Year	Past 5 Years	Since Inception (June 29, 2016)
Return Before Taxes	(1.93)%	0.74%	0.57%
Return After Taxes on Distributions	(2.01)%	0.64%	0.48%

Return After Taxes on Distributions and Sale of Fund Shares[1]	(0.84)%	0.71%	0.56%

ICE BofAML 1‑3 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses or taxes)	(2.05)%	1.00%	0.82%

Morningstar Muni National Short Average[2]	(2.64)%	0.83%	0.69%

[1]
In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

[2]
The Morningstar Muni National Short Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Investment Adviser
Glenmede Investment Management LP serves as investment advisor to the Portfolio.
Portfolio Managers
Robert M. Daly, Director of Fixed Income of the Advisor, and J. Douglas Wilson, Portfolio Manager of the Advisor, have managed the Portfolio since March 2020. David M. Joyce, Portfolio Manager of the Advisor, has managed the Portfolio since February 28, 2023.
Tax Information
The Portfolio’s distributions may be taxable as ordinary income or capital gains, unless you are purchasing through a tax‑deferred arrangement, such as a 401(k) plan or IRA. Such tax‑deferred arrangements may be taxed later upon withdrawal of monies from those arrangements. However, the Portfolio anticipates that a portion of its income distributions will be “exempt-interest dividends,” which are exempt from Federal income taxes. In certain instances, such dividends paid by the Portfolio, while exempt from regular Federal income taxes, may be subject to the Federal alternative minimum tax.
For important information about purchase and sale of the Portfolio’s shares and financial intermediary compensation, please turn to those section headings on page 20 of this Prospectus.

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High Yield Municipal Portfolio
Investment Objective
A high level of current income exempt from regular Federal income tax.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the table and example below.

Annual Portfolio Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.57%
Other Expenses (includes 0.15% shareholder servicing fees payable to Glenmede Trust)	0.31%

Total Annual Portfolio Operating Expenses	0.88%

[1]
Total Annual Portfolio Operating Expenses have been restated to reflect current fees, and may not correspond to the ratio of operating expenses to average net assets in the “Financial Highlights” section of this Prospectus.

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$90	$281	$488	$1,084
Portfolio Turnover
The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 28% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Portfolio will invest at least 80% of the value of its net assets (including borrowings for investment purposes) in, or derive at least 80% of its income from, municipal securities that pay interest that is exempt from regular Federal income tax, but may, in certain instances, subject you to Federal alternative minimum tax. Municipal securities are debt obligations generally issued by a state, territory or possession of the United States (including the District of Columbia) or a political subdivision, agency or instrumentality thereof to obtain funds for various public purposes, including the construction of public facilities. The Portfolio may invest, without limitation, in municipal securities that pay interest that may subject you to Federal alternative minimum tax. The Federal alternative minimum tax is a Federal income tax imposed on non‑corporate taxpayers calculated separately from the regular Federal income tax. It is designed to prevent non‑corporate taxpayers from using certain deductions and credits (called tax‑preference items) to pay little or no taxes. Certain private activity bonds pay interest that may be treated as a tax‑preference item under the Federal alternative minimum tax. To the extent that the Portfolio invests in private activity bonds, a portion of the Portfolio’s dividends may be subject to Federal income tax for shareholders subject to Federal alternative minimum tax. The Portfolio will generally invest in municipal securities rated BB or below or Ba or below (commonly referred to as “junk bonds”) by NRSROs designated by AllianceBernstein L.P. (“AllianceBernstein” or the “Sub‑Advisor”), medium quality securities rated BBB or Baa by a NRSRO, or upper medium quality securities rated A by a NRSRO or unrated but determined to be of comparable quality at the time of purchase. There is no minimum rating

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for a municipal security held by the Portfolio, and the Portfolio may purchase securities that are in default. Some of the securities in which the Portfolio will invest may have credit and liquidity support features, including guarantees and letters of credit. In seeking to achieve its objective, the Portfolio may forego opportunities that would result in capital gains and may accept prudent risks to capital value, in each case to take advantage of opportunities for higher current income. The Portfolio does not have any portfolio maturity limitations and may invest its assets in instruments with short, medium and long maturities.
The Sub‑Advisor seeks to purchase attractively priced securities that it considers to represent good, long-term investment opportunities. The Sub‑Advisor analyzes various factors to help identify securities, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. A security may be sold when the Sub‑Advisor believes that it no longer represents a relatively attractive investment opportunity. The Sub‑Advisor may invest in derivative instruments, such as swaps, for hedging or risk management purposes, or as a part of the Portfolio’s investment strategy.
Principal Investment Risks
All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. The strategy that the Sub‑Advisor uses may fail to produce the intended result. Each risk summarized below is considered a “principal risk” of investing in the Portfolio, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions and other factors. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The NAV of the Portfolio will fluctuate. Therefore, you could lose money by investing in the Portfolio.
The Portfolio may be appropriate for you if you seek a regular stream of income with higher potential returns than money market funds and if you are also willing to accept more risk. The investments held by the Portfolio are considered speculative and an investment in the Portfolio presents substantial risks in relation to a fund that invests primarily in investment grade securities.
High Yield Securities Risk: High yield securities, which are rated below investment grade and commonly referred to as “junk bonds,” are high risk investments that may cause income and principal losses for the Portfolio. High yield securities are considered predominantly speculative by traditional investment standards and their market value is more sensitive to corporate developments, changes in interest rates and economic conditions than higher rated securities. High yield securities generally have greater credit risk, are less liquid and have more volatile prices than investment grade securities.
Interest Rate Risk: The value of fixed income securities tends to fluctuate with changes in interest rates. Generally, their value will decrease when interest rates rise and increase when interest rates fall. Fixed income securities are also subject to the risk that an issuer will be unable to make principal and interest payments when due. Therefore, you could lose money by investing in the Portfolio. Fixed income securities with longer maturities are more susceptible to interest rate fluctuations than those with shorter maturities. Therefore, the risk of interest rate fluctuation is greater to the extent that the Portfolio invests in long-term securities. Recently, there have been signs of inflationary price movements and interest rates have been rising. As such, fixed income and related markets may experience heightened levels of interest rate volatility and liquidity risk. Changes in market conditions and government action may have adverse effects on investments, volatility, and liquidity in debt markets, potentially negatively impacting the Portfolio’s performance and disrupting portfolio management by increased shareholder redemptions. A sharp rise in interest rates could cause the value of the Portfolio’s investments to decline.
Credit Risk: Fixed income securities are also subject to the risk that an issuer will be unable to make principal and interest payments when due which could adversely impact the Portfolio’s return and NAV. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.
Alternative Minimum Tax Risk: The Portfolio has no limit as to the amount that can be invested in municipal securities that pay interest that may subject you to Federal alternative minimum tax. Therefore, all or a portion of the Portfolio’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the Federal alternative minimum tax.

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Municipal Obligation Risk: Municipal security prices, payment of interest on, repayment of principal for, and the market for municipal securities can be significantly affected by economic and political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, healthcare, transportation and utilities, conditions in those market sectors can affect municipal bond prices. In addition, a portion or all of the interest received from certain tax‑exempt municipal securities could become taxable as a result of political and legislative changes, noncompliant conduct of a municipal issuer or determinations by the IRS. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory.
Call Risk: The Portfolio is subject to call risk. Call risk is the risk that changes in interest rates may cause certain municipal securities to be paid off much sooner or later than expected, which could adversely affect a Portfolio’s value.
Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument, which could cause the Portfolio to suffer a (potentially unlimited) loss. Derivatives, especially over‑the‑counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.
Liquidity Risk: Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Portfolio would like, adversely affecting the value of the Portfolio’s investments and its returns.
Market Risk: The market values of securities owned by the Portfolio may decline, at times sharply and unpredictably. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, interest rates, inflation rates or credit ratings, can affect the value of the Portfolio’s investments. Natural disasters, public health emergencies (including pandemics and epidemics), terrorism and other global unforeseeable events may lead to instability in world economies and markets, may lead to increased volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments. For example, the COVID‑19 outbreak has resulted in serious economic disruptions globally. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Although vaccines for COVID‑19 are available, the duration of the COVID‑19 outbreak and its full impact is currently unknown, and it may exacerbate other risks that apply to the Portfolio.
Performance Information
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year, five years and since inception compare to those of selected market indices. Performance reflects expense reimbursements and/or fee waivers made in 2016, 2019, 2020, 2021 and 2022. If such expense reimbursements or waivers were not in place, the Portfolio’s performance in 2016, 2019, 2020, 2021 and 2022 would be reduced.

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The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmedeim.com or by calling 1‑800‑442‑8299.

High Yield Municipal Portfolio

During the periods shown in the bar chart, the highest quarterly return was 4.45% (for the quarter ended June 30, 2016) and the lowest quarterly return was -6.38% (for the quarter ended March 31, 2022).
After‑tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on the investor’s tax situation and may differ from those shown. After‑tax returns are not relevant to investors who hold their Portfolio shares through tax‑deferred arrangements such as 401(k) plans or IRAs.
Average Annual Total Returns (for the periods ended December 31, 2022)

	Past 1 Year	Past 5 Years	Since Inception (December 22, 2015)
Return Before Taxes	(13.62)%	0.67%	1.85%
Return After Taxes on Distributions	(13.64)%	0.60%	1.77%

Return After Taxes on Distributions and Sale of Fund Shares[1]	(6.88)%	1.19%	2.07%

Bloomberg Muni High Yield 5% Tobacco Cap 2% Issuer Cap Index (reflects no deduction for fees, expenses or taxes)	(12.35)%	2.26%	3.17%

Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)[2]	(8.53)%	1.25%	1.70%

Blended Index (reflects no deduction for fees, expenses or taxes)[3]	(11.40)%	2.02%	N/A

Morningstar High Yield Muni Average[4]	(13.71)%	0.99%	1.87%

[1]
In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

[2]	The Bloomberg Municipal Bond Index is a component of the Blended Index.
[3]
Effective as of September 29, 2022 the Portfolio’s benchmark changed from the Bloomberg Muni High Yield 5% Tobacco Cap 2% Issuer Cap Index to the Blended Index. The Blended Index is comprised of two benchmarks, weighted 75% Bloomberg Muni High Yield 5% Tobacco Cap 2% Issuer Cap Index and 25% Bloomberg Municipal Bond Index. The Advisor and Sub‑Advisor believe that, given the Portfolio’s investment strategy, the Blended Index provides a more appropriate basis for performance comparison with the Portfolio because it has characteristics more similar to the Portfolio’s investment style than the Bloomberg Muni High Yield 5% Tobacco Cap 2% Issuer Cap Index alone. The Blended Index commenced operations on January 1, 2017 and does not have available returns for the since inception period.

[4]
The Morningstar High Yield Muni Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

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Investment Advisers
Glenmede Investment Management LP serves as investment advisor to the Portfolio and AllianceBernstein L.P. serves as sub‑advisor to the Portfolio.
Portfolio Managers
Matthew J. Norton, Senior Vice President of the Sub‑Advisor and Andrew D. Potter, CFA, Vice President of the Sub‑Advisor, have managed the Portfolio since May 2022.
Tax Information
The Portfolio anticipates that substantially all of its income distributions will be “exempt-interest dividends,” which are exempt from Federal income taxes. However, some distributions may be taxable, such as distributions that are derived from accretion of market discounts, occasional taxable investments and distributions of short and long-term capital gains, or may be subject to the Federal alternative minimum tax.
Purchase and Sale of Portfolio Shares
There are no minimum initial or subsequent investment requirements for the Portfolio. The Glenmede Trust Company, N.A. (“Glenmede Trust”) has informed the Glenmede Fund and The Glenmede Portfolios (with respect to the Muni Intermediate Portfolio) (collectively with the Glenmede Fund, the “Funds”) that it and its affiliated companies’ (“Affiliates”) minimum initial investment requirements for their clients’ investments in the Portfolio is $1,000, which may be reduced or waived from time to time. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum initial and subsequent investment requirements. You may redeem shares at any time by contacting Glenmede Trust by telephone or facsimile or contacting the institution through which you purchased your shares.
Financial Intermediary Compensation
If you purchase shares of a Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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ADDITIONAL INFORMATION ABOUT INVESTMENTS
Objective, Principal Strategies and Risks
To help you decide which Portfolio is appropriate for you, this section looks more closely at the Portfolios’ investment objectives, policies and risks. You should carefully consider your own investment goals, time horizon and risk tolerance before investing in a Portfolio.
The investment objectives of the Core Fixed Income, Short Term Tax Aware Fixed Income and High Yield Municipal Portfolios may be changed by the Glenmede Fund Board without shareholder approval. The investment objective of the Muni Intermediate Portfolio may be changed by the Board of Trustees of the Glenmede Portfolios (collectively with the Glenmede Fund Board, the “Boards”) without shareholder approval. Unless indicated otherwise, the investment strategies of each Portfolio may be changed by the particular Board without shareholder approval.
Core Fixed Income Portfolio
The Core Fixed Income Portfolio attempts to achieve its objective to provide maximum long-term total return consistent with reasonable risk to principal, by investing, under normal market circumstances, at least 80% of the value of the Portfolio’s net assets (including borrowings for investment purposes) in fixed income securities. This is a non‑fundamental investment policy that can be changed by the Portfolio upon 60 days’ prior notice to shareholders.
The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal investment strategies in response to adverse market, economic, political or other conditions. Such investments may include, for example, cash and short-term debt instruments which meet the Portfolio’s quality criteria. To the extent the Portfolio employs a temporary defensive investment strategy, it may not achieve its investment objective. A defensive position, taken at the wrong time, would have an adverse impact on the Portfolio’s performance.
Muni Intermediate Portfolio
The Muni Intermediate Portfolio attempts to achieve its objective by investing, under normal market circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in intermediate and long-term municipal obligations that pay interest that is exempt from regular Federal income tax, but may be subject to Federal alternative minimum tax for non‑corporate investors in the Portfolio. This is a fundamental investment policy and cannot be changed without the approval of the Portfolio’s shareholders.
Under normal market circumstances, the Muni Intermediate Portfolio will invest at least 80% of the value of its net assets (including borrowings for investment purposes) in intermediate and long-term obligations of the states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities. This is a non‑fundamental investment policy that can be changed by the Portfolio upon 60 days’ prior notice to shareholders.
The Muni Intermediate Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal investment strategies in response to adverse market, economic, political or other conditions. Such investments may include, for example, cash, tax exempt money market funds and short-term instruments which meet the Portfolio’s credit criteria. To the extent the Portfolio employs a temporary defensive investment strategy, it may not achieve its investment objective. A defensive position, taken at the wrong time, would have an adverse impact on the Portfolio’s performance.
Short Term Tax Aware Fixed Income Portfolio
The Short Term Tax Aware Fixed Income Portfolio attempts to achieve its objective by investing, under normal circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in fixed income securities which are primarily comprised of short-term municipal securities, corporate bonds, ETFs and closed‑end funds that invest in fixed income securities and U.S. Government Securities. This is a non‑fundamental investment policy that can be changed by the Portfolio upon 60 days’ prior notice to shareholders. Under normal circumstances, at least 50% of the value of the Portfolio’s total assets will be invested in investment grade municipal securities that pay interest that is exempt from regular Federal income tax, but may be subject to Federal alternative minimum tax for non‑corporate investors in the Portfolio.

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The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal investment strategies in response to adverse market, economic, political or other conditions. Such investments may include, for example, cash and short-term instruments which meet the Portfolio’s credit criteria. To the extent the Portfolio employs a temporary defensive investment strategy, it may not achieve its investment objective. A defensive position, taken at the wrong time, would have an adverse impact on the Portfolio’s performance.
High Yield Municipal Portfolio
The High Yield Municipal Portfolio’s investment objective is to obtain a high level of current income exempt from regular Federal income tax. The Portfolio attempts to achieve its objective by investing, under normal circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in, or deriving at least 80% of its income from, investments that pay interest that is exempt from regular Federal income tax, but may be subject to Federal alternative minimum tax for non‑corporate investors in the Portfolio. This is a fundamental investment policy and cannot be changed without the approval of the Portfolio’s shareholders.
Under normal circumstances, the Portfolio will invest at least 80% of the value of its net assets (including borrowings for investment purposes) in, or derive at least 80% of its income from, municipal securities. This is a non‑fundamental investment policy that can be changed by the Portfolio upon 60 days’ prior notice to shareholders.
The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal investment strategies in response to adverse market, economic, political or other conditions. Such investments may include, for example, cash, tax exempt money market funds and short-term instruments which meet the Portfolio’s credit criteria and higher quality fixed income securities. To the extent the Portfolio employs a temporary defensive investment strategy, it may not achieve its investment objective. A defensive position, taken at the wrong time, would have an adverse impact on the Portfolio’s performance.
As further described in this Prospectus under the heading “Additional Information About Management of the Portfolios,” the Advisor has selected the Sub‑Advisor to manage the Portfolio’s assets, as approved by the Glenmede Fund Board. The Advisor monitors the performance of the Sub‑Advisor.
Investment Duration and Quality
The Core Fixed Income and Muni Intermediate Portfolios expect to maintain a dollar-weighted average maturity of 3 to 10 years. The High Yield Municipal Portfolio does not have any portfolio maturity limitations and may invest its assets in instruments with short, medium and long maturities. The Short Term Tax Aware Fixed Income Portfolio does not have a stated maturity but it expects to maintain a dollar-weighted average maturity of 1 to 3 years.
The Core Fixed Income Portfolio’s investments in privately issued mortgage-backed obligations, debt obligations of domestic and foreign companies, and any other publicly or privately placed U.S. Government Securities will be rated at the time of purchase at least A‑ by S&P or A3 by Moody’s. The Portfolio’s investments in registered investment companies, including ETFs, can be rated investment grade (BBB‑ or higher by S&P or Baa3 or higher by Moody’s). The Portfolio may invest in unrated securities if they are determined to be of comparable quality at the time of purchase. If a portfolio security’s rating is reduced to below the above levels, the Advisor will dispose of the security in an orderly fashion as soon as practicable.
The Muni Intermediate Portfolio will invest in securities that are rated at the time of purchase within the three highest ratings assigned by Moody’s (i.e., Aaa, Aa, A) or S&P (AAA, AA, A) in the case of bonds, or rated SP‑1 or higher by S&P or MIG‑2 or higher by Moody’s in the case of notes. The Muni Intermediate Portfolio may invest in unrated securities if they are determined to be of comparable quality at the time of purchase. If a portfolio security’s rating is reduced to below the above levels, the Advisor will dispose of the security in an orderly fashion as soon as practicable.
The High Yield Municipal Portfolio will generally invest in municipal securities rated BB or below or Ba or below (commonly referred to as “junk bonds”) by NRSROs designated by the Sub‑Advisor, medium quality securities rated BBB or Baa by a NRSRO, or upper medium quality securities rated A by a NRSRO or unrated but determined to be of comparable quality at the time of purchase. There is no minimum rating for a municipal security held by the High Yield Municipal Portfolio, and the High Yield Municipal Portfolio may purchase securities that are in default.

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Under normal circumstances, the Short Term Tax Aware Fixed Income Portfolio will invest at least 50% of the value of its total assets in investment grade municipal securities. A security is investment grade if it is rated within the top four rating categories by a NRSRO or unrated but determined to be of comparable quality by the Advisor at the time of purchase. If a portfolio security’s rating is reduced to below the above levels, the Advisor will dispose of the security in an orderly fashion as soon as practicable. The Portfolio may also invest in investment grade corporate bonds and preferred stock and investment grade privately issued mortgage-backed securities. The Portfolio may invest in closed‑end funds or ETFs that invest in high yield or non‑investment grade fixed income securities (sometimes referred to as “junk bonds”) which generally are rated BB or below by S&P or Fitch Ratings, Inc. (“Fitch”), or Ba or below by Moody’s (or have received a comparable rating from another NRSRO), or, if unrated, are determined to be of comparable quality.
Interest Rate Risks
Generally, a fixed income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they usually offer higher yields to compensate investors for the greater risks. Although governmental financial regulators, including the Federal Reserve, maintained historically low interest rates since early 2020, interest rates have been rising and are expected to continue to increase in the near future. A rising interest rate environment may cause investors to move out of fixed income securities and markets on a large scale, which could adversely affect the price and liquidity of such securities and also result in increased redemptions from the Portfolios. Recently, there have been signs of inflationary price movements. As such, fixed income and related markets may experience heightened levels of interest rate volatility and liquidity risk. Changes in market conditions and government action may have adverse effects on investments, volatility, and liquidity in debt markets, and any negative impact on fixed income securities could be swift and significant, potentially negatively impacting a Portfolio’s performance and disrupting portfolio management by increased shareholder redemptions. Substantial redemptions from bond and other income funds may worsen that impact. Dividend paying and other types of equity securities also may be adversely affected from an increase in interest rates.
Dollar-weighted average maturity is a measure of how each Portfolio will react to interest rate changes. The stated maturity of a bond is the date the issuer must repay the bond’s entire principal value to an investor. A bond’s term to maturity is the number of years remaining to maturity. The Portfolios do not have a stated maturity, but each does have a dollar-weighted average maturity. This is calculated by averaging the terms to maturity of bonds held by a Portfolio, with each maturity “weighted” according to the percentage of net assets it represents.
High Yield Securities
The High Yield Municipal Portfolio will generally invest in high yield or non‑investment grade fixed income and convertible securities, and the Short Term Tax Aware Fixed Income Portfolio may invest in closed‑end funds or ETFs that invest in high yield or non‑investment grade fixed income securities. High yield or non‑investment grade fixed income and convertible securities (sometimes referred to as “junk bonds”) generally are rated BB or below by S&P, or Fitch, or Ba or below by Moody’s (or have received a comparable rating from another NRSRO), or, if unrated, are determined to be of comparable quality by the Advisor or the Sub‑Advisor, as applicable.
Non‑investment grade fixed income and convertible securities are considered predominantly speculative by traditional investment standards. The market value of these low‑rated securities tends to be more sensitive to individual corporate developments, such as corporate reorganizations, restructurings, mergers, acquisitions or similar events, and changes in interest rates and economic conditions than higher-rated securities. In addition, they generally present a higher degree of credit risk. Issuers of low‑rated securities are often highly leveraged, so their ability to repay their debt during an economic downturn or periods of rising interest rates may be impaired. The risk of loss due to default by these issuers also is greater because low‑rated securities generally are unsecured and often are subordinated to the rights of other creditors of the issuers of such securities. Investment in such defaulted securities poses additional risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery by the purchaser of its initial investment and any anticipated income or appreciation will be uncertain. The purchaser also may incur additional expenses in seeking recovery on defaulted securities.
The secondary market for lower quality securities is concentrated in relatively few market makers and is dominated by institutional investors. Accordingly, the secondary market for such securities is not as liquid as, and is more volatile

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than, the secondary market for higher quality securities. In addition, market trading volume for these securities generally is lower and the secondary market for such securities could contract under adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on the market price and the purchaser’s ability to dispose of particular portfolio investments. A less developed secondary market also may make it more difficult for the purchaser to obtain precise valuations of such securities in its portfolio.
Investments in lower quality securities, whether rated or unrated, will be more dependent on the evaluation of the credit by the Sub‑Advisor solely with respect to the High Yield Municipal Portfolio, or the closed‑end fund or ETF solely with respect to the Short Term Tax Aware Fixed Income Portfolio, than would be the case with investments in higher quality securities.
Credit Risks
The risk that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will default is known as “credit risk.” Although U.S. Government Securities are generally considered to be among the safest type of investment in terms of credit risk, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association (“GNMA”), are backed by the full faith and credit of the U.S. Treasury, while obligations by others, such as Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks (“FHLBs”), are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity’s own resources. No assurance can be given that the U.S. Government would provide financial support to U.S. Government agencies, authorities, instrumentalities or sponsored enterprises if it is not obliged to do so by law.
On September 7, 2008, Fannie Mae and Freddie Mac (collectively the “GSEs”) were placed under the conservatorship of the Federal Housing Finance Agency to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving the GSEs’ assets and property and putting them in a sound and solvent condition. Under the conservatorship, the management of the GSEs was replaced. The long-term effect that this conservatorship will have on the securities issued or guaranteed by the GSEs is unclear. More information about the conservatorship is in Appendix A to the Statement of Additional Information (“SAI”).
Municipal obligations generally rank between U.S. Government Securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, may present the highest credit risk.
Lower quality debt securities generally have higher rates of interest to compensate investors for the greater risk and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged in part, by the credit ratings of the debt securities in which the Portfolio invests. Although ratings published by rating agencies are widely accepted measures of credit risk, credit ratings are only the opinions of the rating agencies issuing the rating and are not guarantees as to credit quality or an evaluation of market risk. The Advisor or Sub‑Advisor, as applicable, relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.
Municipal Securities
Municipal securities are debt obligations generally issued by a state, territory or possession of the United States (including the District of Columbia) or a political subdivision, agency or instrumentality thereof to obtain funds for various public purposes, including the construction of public facilities. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor’s gross income for Federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.
The two principal classifications of municipal securities are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities, such as the construction or improvement of schools, highways and roads, water and sewer

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systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.
The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory. For example, significant economic and financial difficulties in Puerto Rico have led certain credit rating agencies to downgrade Puerto Rican general obligation debt and certain issuers below investment grade and to continue to have a negative outlook on certain Puerto Rican issuers. Such downgrades and continued financial difficulties could lead to lower prices and increased likelihood of restructurings or default of Puerto Rican bonds which could negatively impact the value of the High Yield Municipal Portfolio’s investments in such obligations. In addition, since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax‑exempt municipal securities could become taxable as a result of determinations by the IRS.
The High Yield Municipal Portfolio, the Muni Intermediate Portfolio and the Short Term Tax Aware Fixed Income Portfolio may also invest in private activity municipal bonds that may subject non‑corporate shareholders to Federal alternative minimum tax. Private activity bonds are a type of revenue bond that includes, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.
The High Yield Municipal Portfolio and the Short Term Tax Aware Fixed Income Portfolio may also invest in “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.
Mortgage-Backed Obligations
The Core Fixed Income Portfolio and the Short Term Tax Aware Fixed Income Portfolio may invest in investment grade mortgage-backed securities (each including collateralized mortgage obligations) that represent pools of mortgage loans assembled for sale to investors by various government-related organizations. These organizations include the Government National Mortgage Association (whose obligations are guaranteed by the U.S. Government), and Fannie Mae and Freddie Mac (whose obligations are not guaranteed by the U.S. Government). Please refer to the discussion under “Credit Risks” above about Fannie Mae and Freddie Mac. Mortgage-backed securities provide a monthly payment consisting of interest and principal payments. Additional payments may be made out of unscheduled repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure. When interest rates rise, the value of mortgage-backed securities may decline and prepayments may decrease. When interest rates are declining, prepayments of principal on mortgage-backed securities may tend to increase due to refinancing of mortgages. Any premium paid by a Portfolio on purchases of mortgage-backed securities may be lost if an underlying mortgage is prepaid. The yield of a Portfolio may be affected when it reinvests prepayments it receives.
The Core Fixed Income Portfolio and the Short Term Tax Aware Fixed Income Portfolio may purchase mortgage-backed securities in a “to be announced” (“TBA”) transaction, which is a form of “when issued” or “delayed settlement” security. No payment or delivery is made by a Portfolio in a “when issued,” “delayed settlement” or “forward delivery” transaction until a Portfolio receives payment or delivery from the other party to the transaction. Although a Portfolio receives no income from the above-described securities prior to delivery, the market value of such securities is still

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subject to change. Consequently, the value of such securities may be less than their purchase price, presenting a possible loss of asset value. These transactions also involve the risk that the counterparty may fail to deliver the securities or cash on the settlement date. A Portfolio expects that the commitments to purchase “when issued,” “delayed settlement” or “forward delivery” securities will not exceed 30% of the value of its total assets absent unusual market circumstances. A Portfolio does not intend to purchase securities on a “when issued,” “delayed settlement” or “forward delivery” basis for speculative purposes.
Debt Obligations
Debt obligations of domestic and foreign companies may include a broad range of fixed and variable rate bonds, debentures and notes. The Core Fixed Income and Short Term Tax Aware Fixed Income Portfolios’ shares are subject to the risk of market value fluctuations. The market value of securities held by each Portfolio is expected to vary according to factors such as changes in interest rates and changes in the average weighted maturity of each Portfolio.
Municipal Revenue Obligations
The Muni Intermediate Portfolio may invest 25% or more of its net assets in municipal obligations, which pay interest and principal from revenues of similar projects. The Muni Intermediate Portfolio may also invest up to 20% of its total assets in taxable investments including private activity bonds. Such investments involve risks presented by the laws and economic conditions relating to such projects and bonds. These securities do not carry the general obligation of the issuer and are not backed by taxing power.
In many cases, the IRS has not ruled on whether the interest received on a municipal obligation is tax‑exempt. The Portfolio and the Advisor rely on the opinion of bond counsel to issuers at the time of issuance and will not review the bases for them.
Repurchase Agreements
The Core Fixed Income Portfolio may enter into collateralized repurchase agreements with qualified brokers, dealers, banks and other financial institutions deemed creditworthy by the Advisor. Such agreements can be entered into for periods of one day or for a fixed term. Under normal circumstances, the Muni Intermediate Portfolio, the Short Term Tax Aware Fixed Income Portfolio and the High Yield Municipal Portfolio may each subject no more than 20% of its total assets to repurchase agreements with qualified brokers, dealers, banks and other financial institutions deemed creditworthy by the Sub‑Advisor or Advisor, as applicable.
In a repurchase agreement, a Portfolio purchases a security and simultaneously commits to resell that security at a future date to the seller (a qualified bank or securities dealer) at an agreed upon price plus an agreed upon market rate of interest (itself unrelated to the coupon rate or date of maturity of the purchased security). The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Portfolio at not less than the agreed upon repurchase price. If the seller defaults on its repurchase obligation, the Portfolio holding such obligation suffers a loss to the extent that the proceeds from a sale of the underlying securities (including accrued interest) is less than the repurchase price (including accrued interest) under the agreement. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by the Portfolio might be delayed pending court action.
Selection of Investments
The Advisor and Sub‑Advisor, as applicable, evaluate the rewards and risks presented by all securities purchased by the Portfolios they manage and how they may advance such Portfolio’s investment objective. It is possible, however, that these evaluations will prove to be inaccurate.
Other Types of Investments and Risks
In addition to each Portfolio’s principal investment strategies and risks, and the particular types of securities which each Portfolio may select for investment described above, each Portfolio may make other types of investments and pursue other investment strategies in support of its overall investment goal. Information about some of these investments and strategies and other risks is provided below. More information about these and other supplemental investment strategies and the risks involved are described in the SAI.

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Investments in Other Investment Companies: To the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), each Portfolio may invest in shares of other registered investment companies, including closed‑end funds and ETFs. If a Portfolio invests in shares of another registered investment company, shareholders would bear not only their proportionate share of the Portfolio’s expenses, but also management fees and other expenses paid by the other fund. Any investment in a closed‑end fund or an ETF generally presents the same primary risks as an investment in a conventional open‑end fund that has the same investment objectives, strategies and policies. Additionally, the risks of owning a closed‑end fund or an ETF generally reflect the risks of owning the underlying securities that such fund invests in or is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. In addition, ETFs and closed‑end funds do not necessarily trade at the NAV of their underlying securities, which means that these funds could potentially trade above or below the value of their underlying portfolios and may result in a loss. Finally, because ETFs and closed‑end funds trade like stocks on exchanges, they are subject to trading and commission costs.
The Securities and Exchange Commission (“SEC”) has adopted revisions to the rules permitting funds to invest in other investment companies to streamline and enhance the regulatory framework applicable to fund of funds arrangements. While the rule permits more types of fund of fund arrangements without reliance on an exemptive order or no‑action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures. Rule 12d1‑4 of the 1940 Act went into effect on January 19, 2021. The rescission of the applicable exemptive orders and the withdrawal of the applicable no‑action letters was effective on January 19, 2022.
Securities Lending: In order to generate additional income, each Portfolio may lend its securities to qualified brokers, dealers, banks and other financial institutions. Such loans are required at all times to be continuously secured by collateral consisting of cash, securities of the U.S. Government or its agencies or letters of credit equal to at least the market value of the loaned securities. The cash collateral received may be invested in short-term investments in accordance with terms approved by the Boards. The value of the securities loaned may not exceed one‑third of the value of the total assets of a Portfolio (including the loan collateral). A Portfolio could experience a delay in recovering its securities or a possible loss of income or value if the borrower fails to return the securities when due.
Derivatives: The High Yield Municipal Portfolio may, but is not required to, use derivatives for hedging or risk management purposes or as part of its investment strategies. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Portfolio may use derivatives to hedge or adjust the risk profile of its investments, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets. Derivatives include listed and cleared transactions where a Portfolio’s derivative trade counterparty is an exchange or clearinghouse, and non‑cleared, bilateral “over‑the‑counter” transactions that are privately negotiated and where a Portfolio’s derivative trade counterparty is a financial institution. Exchange-traded or cleared derivatives transactions tend to be subject to less counterparty credit risk than those that are bilateral and privately negotiated.
The use of derivatives may involve risks that are different from, or possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of a derivative instrument may not correlate perfectly, or at all, with the value of the assets, reference rates, or indices that it is designed to track. Other risks include the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out an unfavorable position and the risk that the counterparty will not perform its obligations. Certain derivatives may have a leverage component and involve leverage risk. Adverse changes in the value or level of the underlying asset, note or index can result in a loss substantially greater than the Portfolio’s investment (in some cases, the potential loss is unlimited).
Rule 18f‑4 under the 1940 Act, which was adopted on October 28, 2020 and had a final compliance deadline of August 19, 2022, permits a Portfolio to enter into derivatives transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of senior securities contained in section 18 of the 1940 Act, provided that the Portfolio complies with the conditions of the Rule. Section 18 of the 1940 Act, among other things, prohibits open‑end funds, including the Portfolio, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).

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Under Rule 18f‑4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which a Portfolio is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and non‑recourse tender option bonds, and borrowed bonds), if a Portfolio elects to treat these transactions as Derivatives Transactions under Rule 18f‑4; and (4) when-issued or forward-settling securities (e.g., firm and standby commitments, including to‑be‑announced (“TBA”) commitments, and dollar rolls) and non‑standard settlement cycle securities, unless the Portfolio intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”).
Additionally, prior to the adoption and implementation of Rule 18f‑4 under the 1940 Act, to the extent the Portfolio was required to segregate or “set aside” (often referred to as “asset segregation”) liquid assets or otherwise cover open positions with respect to certain derivatives transactions, including swaps, the Portfolio could be required to sell portfolio instruments to meet these asset segregation requirements. There was a possibility that segregation involving a large percentage of the Portfolio’s assets could impede portfolio management or the Portfolio’s ability to meet redemption requests or other current obligations. Rule 18f‑4 under the 1940 Act provides for the regulation of the use of derivatives and certain related instruments by registered investment companies. Rule 18f‑4 prescribes specific value‑at‑risk leverage limits for certain derivatives users. In addition, Rule 18f‑4 requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and prescribes reporting requirements with respect to derivatives. Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in Rule 18f‑4, it is not subject to the full requirements of Rule 18f‑4. In connection with the adoption of Rule 18f‑4, the SEC rescinded certain of its prior guidance regarding asset segregation and coverage requirements in respect of derivatives transactions and related instruments. With respect to reverse repurchase agreements or other similar financing transactions in particular, Rule 18f‑4 permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the 1940 Act, and combines the aggregate amount of indebtedness associated with all reverse repurchase agreements or similar financing with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all reverse repurchase agreements or similar financing transactions as derivatives transactions for all purposes under Rule 18f‑4. Rule 18f‑4 could restrict a Portfolio’s ability to engage in certain derivatives transactions and/or increase the costs of such derivatives transactions, which could adversely affect the value or performance of the Portfolio.
Swaps: The Portfolio may enter into swaps, including interest rate swaps, consumer price index swaps (“CPI swaps”) and swaps on a credit default index (sometimes referred to as a credit default swap index) (collectively, “swaps”), for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon or calculated by reference to changes in specified prices or rates (e.g., interest rates in the case of interest rate swaps) for a specified amount of an underlying asset (the “notional” principal amount). Generally, the notional principal amount is used solely to calculate the payment stream, but is not exchanged. Most swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments). Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing and are required to be executed through a regulated swap execution facility. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Portfolios post initial and variation margin to support their obligations under cleared swaps by making payments to their clearing member FCMs. Central clearing is intended to reduce counterparty credit risks and increase liquidity, but central clearing does not make swaps risk free. The SEC may adopt similar clearing and execution requirements in respect of certain security-based swaps under its jurisdiction. Privately negotiated swap agreements are two‑party contracts entered into primarily by institutional investors and are not cleared through a third party, nor are these required to be executed on a regulated swap execution facility. Payments received by the High Yield Municipal Portfolio from swap agreements will result in taxable income, either as ordinary income or capital gains, rather than tax‑exempt income, which will increase the amount of taxable

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distributions received by shareholders. The High Yield Municipal Portfolio’s investments in swap transactions may include the following:

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Interest Rate Swaps, Swaptions, Caps and Floors. Interest rate swaps involve the exchange by the Portfolio with another party of payments calculated by reference to specified interest rates (e.g., an exchange of floating-rate payments for fixed-rate payments). Unless there is a counterparty default, the risk of loss to the High Yield Municipal Portfolio from interest rate swap transactions is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the counterparty to an interest rate swap transaction defaults, the High Yield Municipal Portfolio’s risk of loss consists of the net amount of interest payments that the Portfolio contractually is entitled to receive.

An option on a swap agreement, also called a “swaption”, is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium”. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.
The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on an agreed principal amount from the party selling the interest rate floor. It may be more difficult for the High Yield Municipal Portfolio to trade or close out interest rate caps and floors in comparison to other types of swaps.
The value of interest rate transactions will fluctuate based on changes in interest rates.
Interest rate swap, swaption, cap or floor transactions may be used in an effort to preserve a return or spread on a particular investment or portion of the High Yield Municipal Portfolio’s portfolio or to protect against an increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate swaps may also be used to leverage the Portfolio’s investments by creating positions that are functionally similar to purchasing a municipal or other fixed-income security but may only require payments to a swap counterparty under certain circumstances and allow the Portfolio to efficiently increase (or decrease) its duration and income.

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Inflation (CPI) Swaps. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used to protect the NAV of the High Yield Municipal Portfolio against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements may be expected to increase if inflation increases. The Portfolio will enter into inflation swaps on a net basis. The values of inflation swap agreements are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of an inflation swap agreement.

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Credit Default Swap Agreements. The “buyer” in a credit default swap contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event means bankruptcy, failure to pay, obligation acceleration or restructuring. A Portfolio may be either the buyer or seller in the transaction. As a seller, a Portfolio receives a fixed rate of income throughout the term of the contract, which typically is between one month and ten years, provided that no credit event occurs. If a credit event occurs, a Portfolio, as seller, typically must pay the contingent payment to the buyer, which will be either (i) the “par value” (face amount) of the reference obligation in which case the Portfolio will receive the reference obligation in return or (ii) an amount equal to the difference between the face amount and the current market value of the reference obligation. As a buyer, if a credit event occurs, the Portfolio would be the receiver of such contingent payments, either delivering the reference obligation in exchange for the full notional (face) value of a reference obligation that may have little or no value, or receiving a payment equal to the difference between the face amount and the current market value of the obligation. The current market value of the reference obligation is typically determined via an auction process sponsored by the International Swaps and Derivatives Association, Inc. The periodic payments previously received by the Portfolio, coupled with the value of any reference obligation received, may be less than the full amount it pays to the buyer,

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resulting in a loss to the Portfolio. If the reference obligation is a defaulted security, physical delivery of the security will cause a Portfolio to hold a defaulted security. If a Portfolio is a buyer and no credit event occurs, the Portfolio will lose its periodic stream of payments over the term of the contract. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value.

Credit default swaps may involve greater risks than if a Portfolio had invested in the reference obligation directly. Credit default swaps are subject to general market risk and credit risk, and may be illiquid.
Additionally, prior to the adoption and implementation of Rule 18f‑4 under the 1940 Act, to the extent the Portfolio was required to segregate or “set aside” (often referred to as “asset segregation”) liquid assets or otherwise cover open positions with respect to certain derivatives transactions, including swaps, the Portfolio could be required to sell portfolio instruments to meet these asset segregation requirements. There was a possibility that segregation involving a large percentage of the Portfolio’s assets could impede portfolio management or the Portfolio’s ability to meet redemption requests or other current obligations. On October 28, 2020, the SEC adopted Rule 18f‑4 under the 1940 Act providing for the regulation of the use of derivatives and certain related instruments by registered investment companies. Rule 18f‑4 prescribes specific value‑at‑risk leverage limits for certain derivatives users. In addition, Rule 18f‑4 requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and prescribes reporting requirements with respect to derivatives. Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in Rule 18f‑4, it is not subject to the full requirements of Rule 18f‑4. In connection with the adoption of Rule 18f‑4, the SEC rescinded certain of its prior guidance regarding asset segregation and coverage requirements in respect of derivatives transactions and related instruments. With respect to reverse repurchase agreements or other similar financing transactions in particular, Rule 18f‑4 permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the 1940 Act, and combines the aggregate amount of indebtedness associated with all tender option bonds or similar financing with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all tender option bonds or similar financing transactions as derivatives transactions for all purposes under Rule 18f‑4. Rule 18f‑4 could restrict a Portfolio’s ability to engage in certain derivatives transactions and/or increase the costs of such derivatives transactions, which could adversely affect the value or performance of the Portfolio.
Cyber Security Risk: The Portfolios and their service providers may be prone to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a Portfolio to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cyber security include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cyber security breaches affecting the Portfolios or their advisers, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Portfolios. For instance, cyber security breaches may interfere with the processing of shareholder transactions, impact a Portfolio’s ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject a Portfolio to regulatory fines or financial losses and/or cause reputational damage. A Portfolio may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuer of securities in which a Portfolio may invest, which could result in material adverse consequences for such issuers and may cause a Portfolio’s investment in such companies to lose value.
COVID‑19 Risk: The continuing spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID‑19) has caused volatility, severe market dislocations and liquidity constraints in many markets and may adversely affect the Portfolios’ investments and operations. The outbreak was first detected in December 2019 and has subsequently spread globally. The transmission of COVID‑19 and efforts to contain its spread have resulted in international and domestic travel restrictions and disruptions, closed international borders, resulted in enhanced health screenings at ports of entry and elsewhere, disruptions of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations (including staff reductions), supply chains and consumer activity, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of COVID‑19 has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Although vaccines for COVID‑19 are available, the full impact of COVID‑19 and any current or future variants is currently unknown, and it may exacerbate other risks that apply to the Portfolios, including political,

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social and economic risks. Any such impact could adversely affect a Portfolio’s performance and the performance of the securities in which a Portfolio invests. The duration of COVID‑19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
LIBOR Risk: Many financial instruments may be tied to the London Interbank Offered Rate, or “LIBOR,” to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short-term Eurodollar deposits between major international banks. All non‑U.S. dollar LIBOR reference rates ceased publication after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non‑representative of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing Secured Overnight Financing Rate that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Portfolios. The effect of any changes to, or discontinuation of, LIBOR on the Portfolios will depend on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. The expected discontinuation of LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker-dealers. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. For example, current information technology systems may be unable to accommodate new instruments and rates with features that differ from LIBOR. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Portfolios until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled.
Large Shareholder Risk: From time to time, shareholders of a Portfolio (which may include institutional investors or financial intermediaries acting on behalf of their clients) may make relatively large redemptions or purchases of the Portfolio’s shares. These transactions may, among other things, cause the Portfolio to sell securities or invest additional cash, as the case may be, at disadvantageous prices. While the Funds maintain credit facilities with State Street Bank and Trust Company that can be used to help limit the disruption from redemptions, there could be adverse effects on the Portfolio’s performance to the extent that the Portfolio may be required to sell securities or invest cash at times it would not otherwise do so. Selling portfolio securities to meet a large redemption request also may increase transaction costs or have adverse tax consequences for Portfolio shareholders. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio.
Portfolio Holdings
The Advisor may publicly disclose information concerning the securities held by each Portfolio in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. In addition, the Advisor may post each Portfolio’s month‑end, top‑ten portfolio holdings no earlier than ten calendar days after the end of each month, and/or the complete quarter‑end portfolio holdings no earlier than ten calendar days after the end of each calendar quarter, on its website, www.glenmedeim.com. This information will generally remain available on the website at least until the Funds file with the SEC their annual/semi-annual shareholder report that includes such period or its report on Form N‑PORT for the last month of the Funds’ first or third fiscal quarters. The Funds may terminate or modify this policy at any time without further notice to shareholders.
A further description of the Funds’ policies and procedures with respect to the disclosure of portfolio holdings is available in the SAI.

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PRICE OF PORTFOLIO SHARES
The price of shares issued by each Portfolio is based on its NAV. Each Portfolio’s NAV per share is determined as of the close of regular trading hours of the New York Stock Exchange (the “NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open for business. The time at which shares are priced may be changed in case of an emergency or if regular trading on the NYSE is stopped at a time other than 4:00 p.m. (Eastern Time). In addition, the Boards have approved that the Portfolios may determine to price their shares on weekdays that the NYSE is temporarily closed due to emergency circumstances.
Marketable fixed income securities generally are priced at market value and debt securities with maturities of 60 days or less at the time of purchase generally are valued at “amortized cost” which approximates market value. When market quotations are not readily available or when events occur that make established valuation methods unreliable, each Portfolio’s investments are valued at fair value as determined in good faith using methods determined by the particular Board. The Board has designated the Advisor to serve as the valuation designee (the “Valuation Designee”) with respect to the Portfolios’ securities for which valuations are not readily available. The Valuation Designee works with State Street Bank and Trust Company, the Funds’ custodian, with input from the Sub‑Advisor with respect only to the High Yield Municipal Portfolio, to regularly test the accuracy of the fair value prices by comparing them with values that are available from other sources. At each regularly scheduled Board meeting, a report by the Valuation Designee is submitted describing any security that has been fair valued and the basis for the fair value determination.
The following are examples of situations that may constitute significant events that could render a market quotation for a specific security “not readily available” and require fair valuation of such security: (i) the security’s trading has been halted or suspended; (ii) the security has been de‑listed from a national exchange; (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; (iv) the security has not been traded for an extended period of time; (v) the security’s authorized pricing sources are not able or willing to provide a price; (vi) an independent price quote from two or more broker-dealers is not available; (vii) trading of the security is subject to local government-imposed restrictions; (viii) foreign security has reached a pre‑determined range of trading set by a foreign exchange (“limit up” or “limit down” price), and no trading has taken place at the limit up price or limit down price; (ix) natural disasters, armed conflicts, and significant government actions; (x) significant events that relate to a single issuer or to an entire market sector, such as significant fluctuations in domestic or foreign markets or between the current and previous days’ closing levels of one or more benchmark indices approved by the Board; (xi) the security’s sales have been infrequent or a “thin” market in the security exists; and/or (xii) with regard to over‑the‑counter securities, the validity of quotations from broker-dealers appears questionable or the number of quotations indicates that there is a “thin” market in the security.
The frequency with which a Portfolio’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Portfolio invests pursuant to its investment objective, strategies and limitations. Investments in other registered mutual funds, if any, are valued based on the NAV of those mutual funds (which may use fair value pricing as discussed in their prospectuses).
Valuing a Portfolio’s investments using fair value pricing will result in using prices for those investments that may differ from current market prices. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Portfolio’s NAV and the prices used by other investment companies, investors and the Portfolio’s benchmark index to price the same investments.
ADDITIONAL INFORMATION ON THE PURCHASE AND REDEMPTION OF SHARES
Each Portfolio may appoint one or more intermediaries as its agent to receive purchase and redemption orders of shares of the Portfolios and cause these orders to be transmitted, on an aggregated basis, to the Portfolios’ transfer agent. Orders placed through these intermediaries will be deemed to have been received and accepted by the Portfolio when the intermediary accepts the order. Therefore, the purchase or redemption order will reflect the NAV per share next determined after receipt of the order by the intermediary, if the intermediary successfully transmits the order to the Portfolio’s transfer agent by the next business morning.
Purchase of Shares
Shares of each Portfolio are sold without a sales commission on a continuous basis to Glenmede Trust acting on behalf of its clients or the clients of its Affiliates (“Clients”) and to certain approved employee benefit plans and

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institutions, including brokers acting on behalf of their clients (“Institutions”), at the NAV per share next determined after receipt, in proper order, of the purchase order by the Funds’ transfer agent. We consider orders to be in “proper order” when all required documents are properly completed, signed and received. Beneficial ownership of shares will be reflected on books maintained by Glenmede Trust or the Institutions. If you wish to purchase shares in a Portfolio, you should contact Glenmede Trust by telephone or facsimile or contact your Institution.
Each Portfolio reserves the right, in its sole discretion, to reject any purchase order, when in the judgment of management, such rejection is in the best interests of the Portfolio and its shareholders.
Your Institution may charge you for purchasing or selling shares of a Portfolio. There is no transaction charge for shares purchased directly from a Portfolio through Glenmede Trust.
Shares may also be available on brokerage platforms of firms that have agreements with the Fund’s distributor to offer such shares solely when acting as an agent for the investor. An investor transacting in shares in these programs may be required to pay a commission and/or other forms of compensation to the broker.
Purchases of a Portfolio’s shares will be made in full and fractional shares of the Portfolio calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued except upon your written request. Certificates for fractional shares, however, will not be issued.
The Funds reserve the right, in their sole discretion, to suspend the offering of shares of a Portfolio or to reject purchase orders when, in the judgment of the Advisor, such suspension or rejection is in the best interests of a Portfolio. Subject to the Boards’ discretion, the Advisor will monitor each Portfolio’s total assets and may decide to close any of the Portfolios at any time to new investments or to new accounts due to concerns that a significant increase in the size of a Portfolio may adversely affect the implementation of the Portfolio’s investment strategy. Subject to the Boards’ discretion, once closed, the Advisor may also choose to reopen a Portfolio to new investments at any time, and may subsequently close such Portfolio again should concerns regarding the Portfolio’s size recur. If a Portfolio closes to new investments, generally that Portfolio would be offered only to certain existing shareholders of the Portfolio and certain other persons, who may be generally subject to cumulative, maximum purchase amounts. The Funds, however, reserve the right to reopen a closed Portfolio to new investments from time to time at their discretion.
Redemption of Shares
You may redeem shares of each Portfolio at any time, without cost, at the NAV per share next determined after the Funds’ transfer agent receives your redemption order. Generally, a properly signed written order is all that is required. If you wish to redeem your shares, you should contact Glenmede Trust by telephone or facsimile or contact your Institution.
You will typically be paid your redemption proceeds within one business day after the Funds’ transfer agent receives your redemption order in proper form; however, payment of redemption proceeds may take up to seven days. The Funds may suspend the right of redemption or postpone the date of payment under any emergency circumstances as determined by the SEC.
Redemption proceeds are typically paid in cash from the proceeds of the sale of portfolio securities. The Funds also maintain credit facilities that serve as additional sources of liquidity for meeting redemption requests. The Funds also have the right to limit each shareholder to cash redemptions of $250,000 or 1% of such Portfolio’s NAV, whichever is less, within a 90‑day period or, subject to the approval of the Board, in other circumstances identified by the Advisor. Any additional redemption proceeds would be made in readily marketable securities (“in‑kind redemptions”). In‑kind Redemptions may be in the form of pro‑rata slices of a Portfolio’s portfolio, individual securities or a representative basket of securities in conformity with applicable rules of the SEC and the Funds’ Policy and Procedures Related to the Processing of In‑Kind Redemptions. A shareholder will be exposed to market risk until the readily marketable securities are converted to cash, generally will incur brokerage charges on the sale of portfolio securities so received in the payment of redemptions and may incur other transaction expenses in converting these securities to cash. These redemption methods are used regularly and may also be used in stressed market conditions.
Frequent Purchases and Redemptions of Portfolio Shares
Mutual fund market timing involves the frequent purchase and redemption of shares of mutual funds within short periods of time with the intention of capturing short-term profits resulting from market volatility. Market timing may

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disrupt portfolio management strategies; harm the performance of a Portfolio; dilute the value of Portfolio shares held by long-term shareholders; increase brokerage and administrative costs; and for a Portfolio that invests to a significant extent in foreign securities, foster time-zone arbitrage.
The Funds do not knowingly accommodate frequent purchases and redemptions of Portfolio shares by shareholders. Pursuant to a policy adopted by each Board to discourage market timing of each Portfolio’s shares, each Fund has established the following procedures designed to discourage market timing of the Portfolios. Each Fund will enforce its policies and procedures to discourage market timing of each Portfolio’s shares equitably on all shareholders. There is no guarantee that the Funds will be able to identify individual shareholders who may be market timing the Portfolios or curtail their trading activity in every instance, particularly if they are investing through financial intermediaries.
Shares of the Portfolios may be sold through omnibus account arrangements with financial intermediaries. Omnibus account information generally does not identify the underlying investors’ trading activity on an individual basis. In an effort to identify and deter market timing in omnibus accounts, Glenmede Trust and the Advisor periodically review trading activity at the omnibus level and will seek to obtain underlying account trading activity information from the financial intermediaries when, in their judgment, the trading activity suggests possible market timing. Requested information relating to trading activity will be reviewed to identify accounts that may be engaged in excessive trading based on criteria established by Glenmede Trust or the Advisor, as applicable. If this information shows that an investor’s trading activity suggests market timing, Glenmede Trust or the Advisor, as applicable, will contact the financial intermediary and follow its procedures, including but not limited to, warnings, restricting the account from further trading and/or closing the account. Financial intermediaries may also monitor their customers’ trading activities in the Portfolios using criteria that may differ from the criteria established by Glenmede Trust and the Advisor and there is no assurance that the procedures used by the financial intermediaries will be able to curtail excessive trading. If a third-party financial intermediary does not provide underlying account trading activity information upon request, Glenmede Trust or the Advisor, as applicable, will determine what action to take, including terminating the relationship with the financial intermediary.
DIVIDENDS AND DISTRIBUTIONS
The Portfolios normally distribute substantially all of their net investment income to shareholders monthly.
The Portfolios normally distribute any realized net capital gains at least once a year.
Dividends and capital gains distributions are paid in cash or reinvested in additional shares at the option of the shareholder.
ADDITIONAL INFORMATION ABOUT TAXES
The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents. You should consult your tax adviser for further information regarding Federal, state, local and/or foreign tax consequences relevant to your specific situation. Additional information about taxes is contained in the SAI.
Distributions
Each Portfolio contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any. Except as discussed below, you will be subject to Federal income tax on Portfolio distributions regardless of whether they are paid in cash or reinvested in additional shares. Portfolio distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income.
Distributions attributable to the net capital gain of a Portfolio will be taxable to you as long-term capital gain, no matter how long you have owned your Portfolio shares. The maximum long-term capital gain rate applicable to individuals, estates, and trusts is currently 23.8% (which includes a 3.8% Medicare tax). You will be notified annually of the tax status of distributions to you.

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Distributions from a Portfolio will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by a Portfolio in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.
High Yield Municipal and Muni Intermediate Portfolios (“Tax‑Exempt Portfolio(s)”) and Short Term Tax Aware Fixed Income Portfolio. Each Tax‑Exempt Portfolio anticipates that substantially all of its income distributions will be “exempt-interest dividends,” which are exempt from Federal income taxes. However, some distributions may be taxable, such as distributions that are derived from accretion of market discounts, occasional taxable investments and distributions of short and long-term capital gains.
Interest on indebtedness you incur to purchase or carry shares of each Tax‑Exempt Portfolio, and a portion of any interest on indebtedness you incur to purchase or carry shares of the Short Term Tax Aware Fixed Income Portfolio, generally will not be deductible for Federal income tax purposes.
You should note that a portion of the exempt-interest dividends paid by the Tax‑Exempt Portfolios and the Short Term Tax Aware Fixed Income Portfolio may constitute a tax‑preference item for purposes of determining Federal alternative minimum tax liability for non‑corporate investors in the Portfolios. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to Federal income taxes.
The Short Term Tax Aware Fixed Income Portfolio anticipates that a significant portion of its income distributions will be exempt-interest dividends. For the Portfolio to pay such exempt-interest dividends for any taxable year, however, at least 50% of the aggregate value of the Portfolio’s assets at the close of each quarter of the Portfolio’s taxable year must consist of exempt-interest obligations.
Other Information. If you purchase shares of the Core Fixed Income Portfolio just before a distribution, or the Muni Intermediate Portfolio, High Yield Municipal Portfolio or Short Term Tax Aware Fixed Income Portfolio just before a distribution of long-term or short-term capital gains, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as “buying into a dividend.”
Sales and Redemptions
You will generally recognize taxable gain or loss for Federal income tax purposes on a sale or redemption of your shares, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Portfolio shares for over 12 months at the time you dispose of them.
Certain special tax rules may apply to losses realized in some cases. Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. If you receive an exempt-interest dividend with respect to any share of the High Yield Municipal Portfolio, Muni Intermediate Portfolio or Short Term Tax Aware Fixed Income Portfolio and the share is held by you for six months or less, any loss on the sale of the share will be disallowed to the extent of that dividend amount. Additionally, any loss realized on a disposition of shares of a Portfolio may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Portfolio within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Portfolio. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.
For shares acquired on or after January 1, 2012, the Portfolios (or relevant broker or financial advisor) are required to compute and report to the IRS and furnish to Portfolio shareholders cost basis information when such shares are sold. The Portfolios have elected to use the average cost method, unless you instruct the Portfolios to use a different IRS‑accepted cost basis method or you choose to specifically identify your shares at the time of each sale. If your account is held by your broker or other financial advisor, they may select a different cost basis method. In these cases, please contact your broker or other financial advisor to obtain information with respect to the available methods and elections for your account. You should carefully review the cost basis information provided by the Portfolios and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your Federal and state income tax returns. Portfolio shareholders should consult with their tax advisors to determine the best IRS‑accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting requirements apply to them.

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IRAs and Other Tax‑Qualified Plans
The one major exception to the preceding tax principles is that distributions on, and sales and redemptions of, shares held in an IRA (or other tax‑qualified plan) will not be currently taxable unless it borrowed to acquire the shares.
Backup Withholding
Each Portfolio may be required in certain cases to withhold and remit to the IRS a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the IRS for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Portfolio that they are not subject to backup withholding when required to do so or that they are “exempt recipients.” The current backup withholding rate is 24%.
U.S. Tax Treatment of Foreign Shareholders
Generally, nonresident aliens, foreign corporations and other foreign investors are subject to 30% withholding tax on dividends paid by a U.S. corporation, although the rate may be reduced for an investor that is a qualified resident of a foreign country with an applicable tax treaty with the United States. In the case of regulated investment companies such as the Portfolios, however, certain categories of dividends are exempt from the 30% withholding tax. These generally include dividends attributable to the Portfolios’ net capital gains (the excess of net long-term capital gains over net short-term capital losses), dividends attributable to the Portfolios’ interest income from U.S. obligors and dividends attributable to net short-term capital gains of the Portfolios.
Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale or redemption of shares in the Portfolios, except that a nonresident alien individual who is present in the United States for 183 days or more in a calendar year will be taxable on such gains and on capital gain dividends from the Portfolios.
In contrast, if a foreign investor conducts a trade or business in the United States and the investment in a Portfolio is effectively connected with that trade or business, then the foreign investor’s income from the Portfolio will generally be subject to U.S. Federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.
The Portfolios will also generally be required to withhold 30% tax on certain payments to foreign entities that do not provide a Form W‑8BEN‑E that evidences their compliance with, or exemption from, specified information reporting requirements under the Foreign Account Tax Compliance Act.
All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Portfolio.
State and Local Taxes
You may also be subject to state and local taxes on distributions, sales and redemptions. State income taxes may not apply, however, to the portions of a Portfolio’s distributions, if any, that are attributable to interest on U.S. Government securities or interest on securities of the particular state or localities within the state in which you live. You should consult your tax adviser regarding the tax status of distributions in your state and locality.
ADDITIONAL INFORMATION ABOUT MANAGEMENT OF THE PORTFOLIOS
Investment Advisor
Glenmede Investment Management LP, with principal offices at One Liberty Place, 1650 Market Street, Suite 1200, Philadelphia, Pennsylvania 19103, serves as investment advisor to the Portfolios. The Advisor, a limited partnership, is wholly-owned by Glenmede Trust. As of December 31, 2022, the Advisor had over $11 billion in assets under management.
AllianceBernstein serves as the sub‑advisor to the High Yield Municipal Portfolio. AllianceBernstein has its principal place of business at 501 Commerce Street, Nashville, TN 37203. AllianceBernstein was formed as a master limited partnership organized under the laws of the State of Delaware and is registered as an investment advisor under the Investment Advisers Act of 1940, as amended. AllianceBernstein is a publicly-traded limited partnership and its

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majority owner is Equitable Holdings, Inc. (“EQH”), a leading financial services company consisting of two principal franchises: Equitable Life and AllianceBernstein. EQH has held majority ownership in AllianceBernstein for more than 30 years, and as of September 30, 2022, it held an approximately 62.8% economic ownership stake. As of December 31, 2022, AllianceBernstein had approximately $646 billion in assets under management.
Under Investment Advisory Agreements with the Funds, the Advisor, subject to the control and supervision of the particular Board and in conformance with the stated investment objective and policies of each Portfolio, manages the investment and reinvestment of the assets of each Portfolio. It is the responsibility of the Advisor to make investment decisions for each Portfolio (except with respect to the High Yield Municipal Portfolio, for which the Sub‑Advisor makes investment decisions as described below) and to place each Portfolio’s purchase and sale orders
Under a Sub‑Investment Advisory Agreement with the Advisor and the Glenmede Fund, the Sub‑Advisor, subject to the control and supervision of the Advisor and the Glenmede Fund Board, and in conformance with the stated investment objective and policies of the High Yield Municipal Portfolio, determines in its discretion the investment decisions for the High Yield Municipal Portfolio and the securities to be purchased or sold, and provides the Advisor and the Board with records and regular reports concerning the discharge of its responsibilities. The Advisor reviews, supervises and administers the investment program of the High Yield Municipal Portfolio, and monitors the services performed by the Sub‑Advisor. The Advisor pays the Sub‑Advisor a fee for its sub‑investment advisory services to the High Yield Municipal Portfolio.
The High Yield Municipal Portfolio pays a management fee to the Advisor for its investment advisory services, calculated daily and paid monthly, at the annual rate of 0.57% of the High Yield Municipal Portfolio’s average daily net assets. Prior to the engagement of AllianceBernstein as Sub‑Advisor on May 9, 2022, the annual advisory fee rate was 0.65% of the Portfolio’s average daily net assets. Through February 28, 2023 the Advisor agreed to waive its fees and/or reimburse expenses to the extent that the High Yield Municipal Portfolio’s annual total operating expenses exceed 1.00% of the High Yield Municipal Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). Because the fees and expenses of the High Yield Municipal Portfolio before waivers no longer exceed 1.00%, the Advisor allowed the waiver agreement to expire by its terms on February 28, 2023.
The Advisor does not receive any fees from the Muni Intermediate Portfolio for its investment advisory services. For the fiscal year ended October 31, 2022, the Core Fixed Income Portfolio paid a management fee to the Advisor for its investment advisory services, calculated daily and payable monthly at an annual rate of 0.35% of the Portfolio’s average daily net assets.
The Short Term Tax Aware Fixed Income Portfolio pays a management fee to the Advisor for its investment advisory services, calculated daily and paid monthly, at the annual rate of 0.35% of the Portfolio’s average daily net assets. The Advisor has agreed to waive its fees and/or reimburse expenses to the extent that the Short Term Tax Aware Fixed Income Portfolio’s annual total operating expenses exceed 0.55% of the Short Term Tax Aware Fixed Income Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 29, 2024. Shareholders will be notified if these waivers and/or reimbursements are discontinued after that date.
Shareholders in the Portfolios who are clients of Glenmede Trust, or its Affiliates, pay fees which vary, depending on the capacity in which Glenmede Trust or its Affiliate provides fiduciary and investment services to the particular Client (e.g., personal trust, estate settlement, advisory and custodian services) (“Client Fees”). Glenmede Trust and its Affiliates currently intend to exclude the portion of their Clients’ assets invested in the Core Fixed Income, High Yield Municipal and Short Term Tax Aware Fixed Income Portfolios when calculating Client Fees. Shareholders in the Portfolios who are customers of other Institutions may pay fees to those Institutions.
A discussion regarding the Boards’ basis for renewing the Investment Advisory Agreements is available in the Funds’ annual report to shareholders for the fiscal year ended October 31, 2022. A discussion regarding the Board’s basis for approving the Sub‑Investment Advisory Agreement with AllianceBernstein on behalf of the High Yield Municipal Portfolio is available in the Funds’ semi-annual report for the period ended April 30, 2022.
The Advisor and/or Glenmede Trust may pay additional compensation from time to time, out of their assets, and not as an additional charge to the Portfolios, to selected Institutions that provide services to the Institution’s customers who are beneficial owners of the Portfolios and other persons in connection with servicing and/or sales of Portfolio shares and other accounts managed by the Advisor or Glenmede Trust.

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Stephen J. Mahoney, Portfolio Manager of the Advisor, and Robert M. Daly, Director of Fixed Income of the Advisor, are primarily responsible for the management of the Core Fixed Income Portfolio, Mr. Mahoney has been responsible for the management of the Core Fixed Income Portfolio since January 1999. Mr. Daly has been responsible for the management of the Core Fixed Income Portfolio since February 2021. Mr. Mahoney has been employed by the Advisor and its predecessors as a portfolio manager since January 1999. Prior to his employment with Glenmede Trust in 1999, Mr. Mahoney had been a portfolio manager at 1838 Investment Advisors from 1997 to 1999, and a portfolio manager and senior fixed income trader at The Vanguard Group from 1995 to 1997. Mr. Daly has been employed by the Advisor and Glenmede Trust as the Director of Fixed Income since September 2018. Prior to that time, Mr. Daly served as a senior portfolio manager for U.S. and global fixed income strategies at BlackRock Financial Management, Inc.
Mr. Daly, J. Douglas Wilson, and Mr. Joyce, Portfolio Managers of the Advisor, are primarily responsible for the management of the Muni Intermediate Portfolio and the Short Term Tax Aware Fixed Income Portfolio. Messrs. Daly and Wilson have been responsible for the management of the Muni Intermediate Portfolio and the Short Term Tax Aware Fixed Income Portfolio since March 2020. Mr. Joyce has managed the Portfolio since February 28, 2023. Mr. Daly has been employed by the Advisor and Glenmede Trust as the Director of Fixed Income since September 2018. Prior to that time, Mr. Daly served as a senior portfolio manager for U.S. and global fixed income strategies at BlackRock Financial Management, Inc. Mr. Wilson has been employed by the Advisor since September 2011. Prior to that time, Mr. Wilson served as a bond trader for AllianceBernstein Holding L.P. Mr. Joyce has been employed by the Advisor since June 2014. Prior to that time, Mr. Joyce served as a bond trader at WNJ Capital.
Matthew J. Norton, Senior Vice President and Chief Investment Officer — Municipal Bonds of the Sub‑Advisor and Andrew D. Potter, CFA, Vice President and Portfolio Manager of the Sub‑Advisor manage the High Yield Municipal Portfolio. Messrs. Norton and Potter have been responsible for the management of the High Yield Municipal Portfolio since May 2022. Mr. Norton has been employed by the Sub‑Advisor since 2016. Mr. Potter has been employed by the Sub‑Advisor since 2018.
The SAI provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership of shares of the Portfolios they manage.
GENERAL INFORMATION
If you have any questions regarding the Portfolios, contact the Funds at the address or telephone number stated on the back cover page.

38

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand each Portfolio’s financial performance for the past 5 years or since inception for those Portfolios that have been operational for shorter periods of time. Certain information reflects financial results for a single share of a Portfolio. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a given Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Portfolio’s financial statements, are included in the Annual Report, which is available upon request.
Core Fixed Income Portfolio
(For a share outstanding throughout each year)

	For The Year Ended October 31,
	2022[1]	2021[1]	2020[1]	2019[1]	2018

Net asset value, beginning of year	$11.11	$11.71	$11.31	$10.49	$11.04

Income from investment operations:
Net investment income	0.18	0.14	0.21	0.25	0.25
Net realized and unrealized gain (loss) on investments	(1.92)	(0.36)	0.44	0.83	(0.50)

Total from investment operations	(1.74)	(0.22)	0.65	1.08	(0.25)

Distributions to shareholders from:
Net investment income	(0.21)	(0.20)	(0.25)	(0.26)	(0.26)
Net realized capital gains	(0.00)[2]	(0.18)	—	—	(0.04)

Total distributions	(0.21)	(0.38)	(0.25)	(0.26)	(0.30)

Net asset value, end of year	$9.16	$11.11	$11.71	$11.31	$10.49

Total return	(15.80)%	(1.91)%	5.82%	10.46%	(2.32)%

Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$319,773	$424,512	$436,975	$505,603	$485,201
Ratio of operating expenses to average net assets	0.54%	0.54%	0.54%	0.53%	0.52%
Ratio of net investment income to average net assets	1.72%	1.27%	1.78%	2.30%	2.24%
Portfolio turnover rate	28%	24%	52%	36%	29%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Amount rounds to less than $0.01 per share.

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Muni Intermediate Portfolio
(For a share outstanding throughout each year)

	For The Year Ended October 31,
	2022[1]	2021[1]	2020[1]	2019[1]	2018

Net asset value, beginning of year	$11.19	$11.41	$11.25	$10.73	$11.01

Income from investment operations:
Net investment income	0.16	0.16	0.20	0.22	0.20
Net realized and unrealized gain (loss) on investments	(0.99)	(0.09)	0.21	0.52	(0.28)

Total from investment operations	(0.83)	0.07	0.41	0.74	(0.08)

Distributions to shareholders from:
Net investment income	(0.16)	(0.17)	(0.21)	(0.22)	(0.20)
Net realized capital gains	(0.07)	(0.12)	(0.04)	—	—

Total distributions	(0.23)	(0.29)	(0.25)	(0.22)	(0.20)

Net asset value, end of year	$10.13	$11.19	$11.41	$11.25	$10.73

Total return	(7.51)%	0.60%	3.64%	6.90%	(0.73)%

Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$221,907	$336,064	$321,939	$311,319	$289,401
Ratio of operating expenses to average net assets	0.25%	0.24%	0.25%	0.24%	0.23%
Ratio of net investment income to average net assets	1.52%	1.45%	1.80%	1.94%	1.86%
Portfolio turnover rate	61%	31%	35%	34%	31%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

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Short Term Tax Aware Fixed Income Portfolio
(For a share outstanding throughout each year)

	For The Year Ended October 31,
	2022[1]	2021[1]	2020[1]	2019[1]	2018

Net asset value, beginning of year	$10.09	$10.16	$10.07	$9.90	$9.98

Income from investment operations:
Net investment income	0.08	0.08	0.11	0.13	0.09
Net realized and unrealized gain (loss) on investments	(0.42)	(0.06)	0.09	0.17	(0.08)

Total from investment operations	(0.34)	0.02	0.20	0.30	0.01

Distributions to shareholders from:
Net investment income	(0.08)	(0.09)	(0.11)	(0.13)	(0.09)

Total distributions	(0.08)	(0.09)	(0.11)	(0.13)	(0.09)

Net asset value, end of year	$9.67	$10.09	$10.16	$10.07	$9.90

Total return[2]	(3.40)%	0.15%	1.96%	3.03%	0.10%

Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$56,963	$56,284	$53,525	$50,939	$26,294
Ratio of operating expenses before waiver/reimbursement to average net assets[3]	0.62%	0.64%	0.63%	0.66%	0.61%
Ratio of operating expenses after waiver/reimbursement to average net assets[3]	0.55%[4]	0.55%[4]	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets[3]	0.84%	0.77%	1.08%	1.33%	0.92%
Portfolio turnover rate	56%	25%	59%	25%	19%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[3]	This ratio does not include the expenses for any exchange-traded funds and registered investment companies held in the Portfolio.
[4]	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 0.55% and 0.55% for the years ended October 31, 2022 and 2021, respectively.

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High Yield Municipal Portfolio
(For a share outstanding throughout each year)

	For The Year Ended October 31,
	2022[1]	2021[1]	2020[1]	2019[1]	2018

Net asset value, beginning of year	$11.09	$10.65	$10.84	$10.16	$10.35

Income from investment operations:
Net investment income	0.28	0.27	0.30	0.31	0.30
Net realized and unrealized gain (loss) on investments	(2.06)	0.44	(0.19)	0.68	(0.19)

Total from investment operations	(1.78)	0.71	0.11	0.99	0.11

Distributions to shareholders from:
Net investment income	(0.29)	(0.27)	(0.30)	(0.31)	(0.30)
Net realized capital gains	(0.08)	(0.00)[2]	—	—	—

Total distributions	(0.37)	(0.27)	(0.30)	(0.31)	(0.30)

Net asset value, end of year	$8.94	$11.09	$10.65	$10.84	$10.16

Total return	(16.42)%	6.68%[3]	1.09%[3]	9.90%[3]	1.04%

Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$156,810	$282,512	$232,783	$215,419	$192,319
Ratio of operating expenses to average net assets	—%	—%	—%	—%	0.99%
Ratio of operating expenses before waiver/reimbursement to average net assets	0.98%	1.01%	1.02%	1.00%	—%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.96%[4,5]	1.00%	1.00%	1.00%	—%
Ratio of net investment income to average net assets	2.76%	2.40%	2.85%	2.95%	2.90%
Portfolio turnover rate	28%	19%	28%	27%	44%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Amount rounds to less than $0.01 per share.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Effective May 9, 2022, the management fee payable to the Advisor was reduced from 0.65% to 0.57% of the Portfolio’s average daily net assets.
[5]	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 0.95% for the year ended October 31, 2022.

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Where to find more information
More Portfolio information is available to you upon request and without charge:
Annual and Semi-Annual Report
The Annual and Semi-Annual Reports provide additional information about the Portfolios’ investments. The Annual Report also contains a discussion of the market conditions and investment strategies that significantly affected the Portfolios’ performance during the last fiscal year.
Statement of Additional Information (“SAI”)
The SAI includes additional information about the Portfolios’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference).
You can get free copies of the Portfolios’ Annual Report, Semi-Annual Report or SAI by calling or writing to the address shown below. These documents are also available on Glenmede Investment Management LP’s website at www.glenmedeim.com. You may also request other information about the Portfolios, and make inquiries as follows:
Write to:
The Glenmede Fund/Portfolios
1 Lincoln Street, Floor 8
SFC0805
Boston, MA 02111
By phone:
1‑800‑442‑8299
Reports and other information about the Portfolios are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e‑mail address: publicinfo@sec.gov.
The Glenmede Fund, Inc.’s Investment Company Act File No. is 811‑05577
The Glenmede Portfolios’ Investment Company Act File No. is 811‑06578
The third party marks appearing above are the marks of their respective owners.

THE GLENMEDE FUND, INC.

THE GLENMEDE PORTFOLIOS

(800) 442-8299

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2023

This Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with The Glenmede Fund, Inc.’s (“Glenmede Fund”) and The Glenmede Portfolios’ (“Glenmede Portfolios” and, collectively with the Glenmede Fund, the “Funds”) Prospectuses dated February 28, 2023, as amended or supplemented from time to time (the “Prospectuses”). This SAI is for the Quantitative U.S. Large Cap Core Equity Portfolio (Advisor Shares (GTLOX) and Institutional Shares (GTLIX)), Quantitative U.S. Large Cap Growth Equity Portfolio (Advisor Shares (GTLLX) and Institutional Shares (GTILX)), Quantitative U.S. Large Cap Value Equity Portfolio (GQLVX), Quantitative U.S. Small Cap Equity Portfolio (GQSCX), Quantitative International Equity Portfolio (GTCIX), Responsible ESG U.S. Equity Portfolio (RESGX), Women in Leadership U.S. Equity Portfolio (GWILX), Quantitative U.S. Long/Short Equity Portfolio (Advisor Shares (GTAPX) and Institutional Shares (GTLSX)), Quantitative U.S. Total Market Equity Portfolio (GTTMX), Strategic Equity Portfolio (GTCEX), Equity Income Portfolio (GEQIX), Small Cap Equity Portfolio (Advisor Shares (GTCSX) and Institutional Shares (GTSCX)), Secured Options Portfolio (Advisor Shares (GTSOX) and Institutional Shares (GLSOX)), Global Secured Options Portfolio (NOVIX), Core Fixed Income Portfolio (GTCGX), Muni Intermediate Portfolio (GTCMX), Short Term Tax Aware Fixed Income Portfolio (GTAWX), and High Yield Municipal Portfolio (GHYMX) (each, a “Portfolio” and collectively, the “Portfolios”). No investment in shares of a Portfolio should be made without first reading the Prospectus of the Portfolio. This SAI is incorporated by reference in its entirety into each Prospectus. The Funds’ audited financial statements and financial highlights appearing in the 2022 Annual Report to Shareholders are incorporated by reference into this SAI. No other part of the Annual Report is incorporated by reference herein. A copy of the Funds’ Prospectuses and Annual Report are available without charge, upon request, by calling the Funds at the above telephone number.

Capitalized terms used in this SAI and not otherwise defined have the same meanings given to them in the Funds’ Prospectuses.

THE FUNDS

The Glenmede Fund was organized as a Maryland corporation on June 30, 1988. The Glenmede Fund’s Articles of Incorporation, as amended, authorize its Board of Directors (the “Glenmede Fund Board”) to issue 6,000,000,000 shares of common stock, with a $.001 par value. The Glenmede Fund Board has the power to subdivide these shares into one or more investment portfolios from time to time. The Glenmede Fund Board also has the power to designate separate classes of shares within the same Portfolio. As of the date hereof, the Glenmede Fund is offering shares of the following seventeen Portfolios, Core Fixed Income Portfolio, Equity Income Portfolio, Global Secured Options Portfolio, High Yield Municipal Portfolio, Quantitative International Equity Portfolio, Quantitative U.S. Large Cap Core Equity Portfolio (Advisor Shares and Institutional Shares), Quantitative U.S. Large Cap Growth Equity Portfolio (Advisor Shares and Institutional Shares), Quantitative U.S. Long/Short Equity Portfolio (Advisor Shares and Institutional Shares), Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Secured Options Portfolio (Advisor Shares and Institutional Shares), Short Term Tax Aware Fixed Income Portfolio, Small Cap Equity Portfolio (Advisor Shares and Institutional Shares), Strategic Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio and Women in Leadership U.S. Equity Portfolio.

The Glenmede Portfolios was organized as a Massachusetts business trust on March 3, 1992. The Glenmede Portfolios’ Master Trust Agreement, as amended and restated, authorizes its Board of Trustees (the “Glenmede Portfolios Board” and collectively with the Glenmede Fund Board, the “Boards”) to issue an unlimited number of shares of beneficial interest with a $.001 par value. The Glenmede Portfolios Board has the power to subdivide these shares into one or more investment portfolios (“Sub-Trusts”). Currently, the Glenmede Portfolios is offering shares of one Sub-Trust, the Muni Intermediate Portfolio.

Each Fund is an open-end, management investment company. The Core Fixed Income Portfolio, Equity Income Portfolio, Global Secured Options Portfolio, High Yield Municipal Portfolio, Quantitative International Equity Portfolio, Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Secured Options Portfolio, Short Term Tax Aware Fixed Income Portfolio, Small Cap Equity Portfolio, Strategic Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio and Women in Leadership U.S. Equity Portfolio are diversified Portfolios of the Glenmede Fund. The Muni Intermediate Portfolio is a diversified Portfolio of the Glenmede Portfolios.

On September 25, 1997, the Intermediate Government Portfolio changed its name to the Core Fixed Income Portfolio. On February 28, 2000, the Small Capitalization Equity Portfolio (Advisor and Institutional Shares) changed its name to the Small Capitalization Value Portfolio (Advisor and Institutional Shares), and then on March 22, 2002, it changed its name to the Small Cap Equity Portfolio. On August 20, 1998, the Equity Portfolio changed its name to the Tax Managed Equity Portfolio, and then on February 28, 2000, it changed its name to the Strategic Equity Portfolio. On February 27, 2005, the Small Capitalization Growth Portfolio changed its name to the U.S. Emerging Growth Portfolio. On September 18, 2007, the Absolute Return Portfolio changed its name to the Long/Short Portfolio and the Total Market Long/Short Portfolio changed its name to the Total Market Portfolio. On February 28, 2014, the Large Cap 100 Portfolio changed its name to the Large Cap Core Portfolio. On May 1, 2017, the International Secured Options Portfolio changed its name to the Global Secured Options Portfolio. On February 28, 2018, the Large Cap Core Portfolio (Advisor Shares and Institutional Shares), Large Cap Growth Portfolio (Advisor Shares and Institutional Shares), International Portfolio, Long/Short Portfolio and Total Market Portfolio changed their respective names to the Quantitative U.S. Large Cap Core Equity Portfolio (Advisor Shares and Institutional Shares), Quantitative U.S. Large Cap Growth Equity Portfolio (Advisor Shares and Institutional Shares), Quantitative International Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio, respectively. References in this SAI are to a Portfolio’s current name.

On March 1, 1991 the Small Cap Equity Portfolio commenced operations offering a single class of shares. On January 1, 1998, the Small Cap Equity Portfolio began to offer a second class of shares known as “Institutional Shares.” The original class of shares has been designated as “Advisor Shares.”

On February 27, 2004 the Quantitative U.S. Large Cap Core Equity and Quantitative U.S. Large Cap Growth Equity Portfolios commenced operations, each offering a single class of shares. On June 30, 2015, the Quantitative U.S. Large Cap Core Equity and Quantitative U.S. Large Cap Growth Equity Portfolios began to offer a second class of shares known as “Institutional Shares.” The original class of shares has been designated as “Advisor Shares.”

On September 29, 2006 and December 21, 2006, the Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio, respectively, commenced operations, each offering a single class of shares. On February 14, 2019, the Quantitative U.S. Long/Short Equity Portfolio began to offer a second class of shares known as “Institutional Shares.” The original class of shares has been designated as “Advisor Shares.”

On June 30, 2010, the Secured Options Portfolio commenced operations, offering a single class of shares. On July 14, 2016, the Secured Options Portfolio began to offer a second class of shares known as “Institutional Shares.” The original class of shares has been designated as “Advisor Shares.”

On September 28, 2012, the Global Secured Options Portfolio commenced operations, offering a single class of shares.

On December 22, 2015, the High Yield Municipal Portfolio, Responsible ESG U.S. Equity Portfolio and Women in Leadership U.S. Equity Portfolio commenced operations, each offering a single class of shares.

On June 29, 2016, the Short Term Tax Aware Fixed Income Portfolio commenced operations, offering a single class of shares.

On December 21, 2016, the Equity Income Portfolio commenced operations, offering a single class of shares.

On November 13, 2017, the Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio commenced operations, each offering a single class of shares.

On September 13, 2019, shareholder activity commenced for the Institutional Share class of the Quantitative U.S. Long/Short Equity Portfolio.

INVESTMENT STRATEGIES

The following investment strategies supplement those set forth in the Funds’ Prospectuses. Unless specified below and except as described under “Investment Limitations,” the following investment strategies are not fundamental and a particular Fund’s Board may change such strategies without shareholder approval.

Quantitative U.S. Large Cap Core Equity Portfolio and Quantitative U.S. Large Cap Growth Equity Portfolio

From time to time, Glenmede Investment Management LP (“GIM” or the “Advisor”) may revise its equity computer model programs to try to maintain or enhance a Portfolio’s performance.

The Quantitative U.S. Large Cap Core Equity Portfolio and Quantitative U.S. Large Cap Growth Equity Portfolio each intends to remain, for the most part, fully invested in equity securities which may include, as a non-principal investment, American Depositary Receipts (“ADRs”) listed on the New York Stock Exchange (“NYSE”).

The Quantitative U.S. Large Cap Core Equity and Quantitative U.S. Large Cap Growth Equity Portfolios will not engage in “market timing” transactions. However, for temporary defensive purposes each Portfolio may invest a portion of its assets (up to 20%) in short-term money market instruments issued by U.S. or foreign issuers, denominated in dollars or any foreign currency, including short-term certificates of deposit (including variable rate certificates of deposit), time deposits with a maturity no greater than 180 days, bankers’ acceptances, commercial paper rated A-1 by S&P Global Ratings (“S&P”) or Prime-1 by Moody’s Investors Service, Inc. (“Moody’s”), or in similar money market securities.

Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio

From time to time, the Advisor may revise its equity computer model programs to try to maintain or enhance a Portfolio’s performance.

The Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio each intends to remain, for the most part, fully invested in equity securities which may include, as a non-principal investment, ADRs listed on the NYSE.

The Quantitative U.S. Large Cap Value Equity and Quantitative U.S. Small Cap Equity Portfolios will not engage in “market timing” transactions. However, for temporary defensive purposes each Portfolio may invest a portion of its assets (up to 20%) in short-term money market instruments issued by U.S. or foreign issuers, denominated in dollars or any foreign currency, including short-term certificates of deposit (including variable rate certificates of deposit), time deposits with a maturity no greater than 180 days, bankers’ acceptances, commercial paper rated A-1 by S&P or Prime-1 by Moody’s, or in similar money market securities.

Quantitative International Equity Portfolio

From time to time, the Advisor may revise its equity computer model programs to try to maintain or enhance the Portfolio’s performance.

The Portfolio intends to remain, for the most part, fully invested in equity securities of foreign companies, directly and/or through ADRs. However, the Portfolio may invest a portion of its assets (up to 20% under normal circumstances) in the following fixed income and money market securities: obligations of the U.S. Government and its guaranteed or sponsored agencies, including shares of open-end or closed-end investment companies which invest in such obligations (such shares will be purchased within the limits prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”) and would subject a shareholder of the Portfolio to expenses of the other investment company in addition to the expenses of the Portfolio); short-term money market instruments issued in the U.S. or abroad, denominated in dollars or any foreign currency, including short-term certificates of deposit (including variable rate certificates of deposit), time deposits with a maturity no greater than 180 days, bankers’ acceptances, commercial paper rated A-1 by S&P or Prime-1 by Moody’s, or in equivalent money market securities; and high quality fixed income securities denominated in U.S. dollars, any foreign currency, or a multi-national currency unit such as the European Currency Unit (“ECU”).

The Portfolio may also enter into forward currency exchange contracts only to hedge against uncertainty in the level of future foreign exchange rates in the purchase and sale of investment securities; it may not enter into such contracts for speculative purposes.

Responsible ESG U.S. Equity Portfolio and Women in Leadership U.S. Equity Portfolio

From time to time, the Advisor may revise its equity computer model programs to try to maintain or enhance a Portfolio’s performance.

The Responsible ESG U.S. Equity Portfolio and Women in Leadership U.S. Equity Portfolio each intends to remain, for the most part, fully invested in equity securities which may include, as a non-principal investment, ADRs listed on the NYSE.

The Responsible ESG U.S. Equity and Women in Leadership U.S. Equity Portfolios will not engage in “market timing” transactions. However, for temporary defensive purposes each Portfolio may invest a portion of its assets (up to 20%) in short-term money market instruments issued by U.S. or foreign issuers, denominated in dollars or any foreign currency, including short-term certificates of deposit (including variable rate certificates of deposit), time deposits with a maturity no greater than 180 days, bankers’ acceptances, commercial paper rated A-1 by S&P or Prime-1 by Moody’s, or in similar money market securities.

Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio

The Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio will generally take long positions in equity securities identified as undervalued and take short positions in equity securities identified as overvalued.

From time to time, the Advisor may revise its equity computer programs to try to maintain or enhance a Portfolio’s performance.

The Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio each intends to remain, for the most part, fully invested in equity securities which may include, as a non-principal investment, ADRs listed on the NYSE.

The Quantitative U.S. Long/Short Equity and Quantitative U.S. Total Market Equity Portfolios will not engage in “market timing” transactions. However, for temporary defensive purposes, each Portfolio may invest a significant portion of its assets in cash, short-term instruments issued by U.S. or foreign issuers, denominated in dollars or any foreign currency, including short-term certificates of deposit (including variable rate certificates of deposit), time deposits with a maturity no greater than 180 days, bankers’ acceptances, commercial paper rated A-1 by S&P or Prime-1 by Moody’s, U.S. Government securities, repurchase agreements or in similar money market securities.

In the course of pursuing its investment strategies, the Quantitative U.S. Long/Short Equity Portfolio may invest in derivative instruments. Derivatives may be used in a variety of ways to meet the objectives of the Advisor. Options, futures contracts, forward contracts, and swaps are examples of derivative instruments in which the Quantitative U.S. Long/Short Equity Portfolio may invest.

Strategic Equity Portfolio

The Portfolio expects to have a low portfolio turnover rate relative to other funds with similar investment objectives. It is impossible to predict the impact of such a strategy on the realization of gains and losses. Additionally, the Portfolio reserves the right to sell securities irrespective of how long they have been held.

The Portfolio may sell a particular security, even though it may realize a short-term capital gain, if the value of that security is believed to have reached its peak or is expected to decline before the Portfolio would have held it for the long-term holding period. The Portfolio may also be required to sell securities in order to generate cash to pay expenses or satisfy shareholder redemptions. Certain equity and other securities held by the Portfolio will produce ordinary taxable income on a regular basis.

The Portfolio intends to remain, for the most part, fully invested in equity securities, which may include securities of companies located outside the United States and ADRs listed on NYSE, and will not engage in “market timing” transactions. However, the Portfolio may invest a portion of its assets (up to 20% under normal circumstances) in preferred stocks, convertible debentures, and the following fixed income and money market securities: obligations of the U.S. Government and its guaranteed or sponsored agencies, including shares of open-end or closed-end investment companies which invest in such obligations (such shares will be purchased within the limits prescribed by the 1940 Act and would subject a shareholder of the Portfolio to expenses of the other investment company in addition to the expenses of the Portfolio); short-term money market instruments issued in the U.S. or abroad, denominated in dollars or any foreign currency, including short-term certificates of deposit (including variable rate certificates of deposit), time deposits with a maturity no greater than 180 days, bankers’ acceptances, commercial paper rated A-1 by S&P or Prime-1 by Moody’s, or in equivalent money market securities; and high quality fixed income securities denominated in U.S. dollars, any foreign currency, or a multi-national currency unit such as the ECU.

The Portfolio may also purchase or write call and put options on appropriate securities or securities indices. The aggregate value of the Portfolio’s assets subject to options written may not exceed 50% of its total assets (taken at market value on the date written) and the aggregate premiums on options purchased by the Portfolio will not exceed 50% of its total assets. Options can attempt to enhance return through price appreciation of the option, increase income, hedge to reduce overall portfolio risk, and/or hedge to reduce individual security risk. Additionally, the Portfolio may also enter into closing sale transactions in order to realize gains or minimize losses on options it has purchased.

Equity Income Portfolio

Under normal circumstances, at least 80% of the Portfolio’s net assets (including borrowings for investment purposes) will be invested in income-producing equity securities, such as common and preferred stocks. The Portfolio primarily invests in U.S. large cap companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in either the Russell 1000® Index or the S&P 900® Index, and that have a dividend yield above the S&P 500® Index at the time of purchase. Additional consideration is given to the expected future growth rate of such dividends. The Portfolio seeks to invest in companies with yields higher than the yield of the S&P 500® Index in an attempt to provide a high level of current income relative to other mutual funds that invest in equity securities.

From time to time, the Advisor may revise its equity computer model programs to try to maintain or enhance the Portfolio’s performance.

The Portfolio intends to remain, for the most part, fully invested in equity securities which may include, as a non-principal investment, ADRs listed on the NYSE.

The Portfolio will not engage in “market timing” transactions. However, for temporary defensive purposes the Portfolio may invest a portion of its assets (up to 20%) in short-term money market instruments issued by U.S. or foreign issuers, denominated in dollars or any foreign currency, including short-term certificates of deposit (including variable rate certificates of deposit), time deposits with a maturity no greater than 180 days, bankers’ acceptances, commercial paper rated A-1 by S&P or Prime-1 by Moody’s, or in similar money market securities.

Small Cap Equity Portfolio

The Portfolio may invest in securities of companies located outside the United States.

Under normal circumstances, at least 80% of the Portfolio’s net assets (including borrowings for investment purposes) will be invested in equity securities of U.S. small cap companies that the Advisor believes are undervalued. Small cap companies include companies with market capitalizations, at the time of purchase, that are within the market capitalization range of any stock in the Russell 2000® Index. However, if warranted in the judgment of the Advisor, the Portfolio may invest a portion of its assets (up to 20% under normal circumstances) in preferred stocks and convertible debentures with a minimum rating of BBB by S&P or Baa by Moody’s, and the following fixed income and money market securities: obligations of the U.S. Government and its guaranteed or sponsored agencies, including shares of open-end or closed-end investment companies which invest in such obligations (such shares will be purchased within the limits prescribed by the 1940 Act and would subject a shareholder of the Portfolio to expenses of the other investment company in addition to the expenses of the Portfolio); short-term money market instruments issued in the U.S. or abroad, denominated in dollars or any foreign currency, including short-term certificates of deposit (including variable rate certificates of deposit), time deposits with a maturity no greater than 180 days, bankers’ acceptances, commercial paper rated A-1 by S&P or Prime-1 by Moody’s, or in equivalent money market securities; and high quality fixed income securities denominated in U.S. dollars, any foreign currency, or a multi-national currency unit such as the ECU.

The Portfolio’s holdings will tend to be characterized by relatively low price-to-earnings ratios. There is no mandated income requirement for securities held by the Portfolio. The Portfolio generally will be more volatile and have a higher expected growth rate than the overall market. In certain periods, the Portfolio may fluctuate independently of broad, larger capitalization indices such as the S&P 500® Index.

Secured Options Portfolio and Global Secured Options Portfolio

The Secured Options and Global Secured Options Portfolios will not engage in “market timing” transactions. However, for temporary defensive purposes, each Portfolio may invest a significant portion of its assets in cash, short-term instruments issued by U.S. or foreign issuers denominated in dollars, including short-term certificates of deposit (including variable rate certificates of deposit), time deposits with a maturity no greater than 180 days, bankers’ acceptances, commercial paper rated A-1 by S&P or Prime-1 by Moody’s, U.S. Government securities, repurchase agreements or in similar money market securities.

Core Fixed Income Portfolio

The Portfolio may invest in the following securities: (i) straight-debt and mortgage-backed obligations issued or guaranteed by the U.S. Government or its sponsored agencies, enterprises or instrumentalities; (ii) securities of international institutions which are not direct obligations of the U.S. Government but which involve governmental agencies, enterprises or instrumentalities; (iii) any other publicly or privately placed, unrated securities issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities, which, in the opinion of the Advisor, are equivalent in credit quality to securities rated at the time of purchase at least A- by S&P or A3 by Moody’s; (iv) mortgage-backed and asset-backed obligations which are privately issued with a rating at the time of purchase of at least A- by S&P or A3 by Moody’s; (v) debt obligations of domestic and foreign companies rated at the time of purchase at least A- by S&P or A3 by Moody’s; (vi) securities issued by other registered investment companies, including exchange-traded funds (“ETFs”), that are rated at the time of purchase at least investment grade (at least BBB- by S&P or Baa(3) by Moody’s); and (vii) taxable municipal bonds rated at the time of purchase at least A- by S&P or A3 by Moody’s. If any of the above securities are unrated at the time of purchase, they will be in the Advisor’s opinion, equivalent in credit quality to securities so rated. If a portfolio security’s rating is reduced to below the above levels, the Advisor will dispose of the security in an orderly fashion as soon as practicable. Any of the above securities may be variable or floating rate. Under normal circumstances, the Portfolio will invest no more than 35% of the value of its total assets in the securities described in (ii) and (iv), no more than 50% of the value of its total assets in the securities described in (v), no more than 10% of the value of its total assets in the securities described in (vi), and less than 5% of the value of its total assets in securities described in (vii) of the first sentence of this paragraph. Debt obligations issued by companies or other entities that are guaranteed by the U.S. Government, its agencies or instrumentalities are considered by the Portfolio to be obligations of the guarantor and are not subject to this percentage limitation.

The Portfolio’s securities held subject to repurchase agreements may have stated maturities exceeding 13 months; however, the Advisor currently expects that repurchase agreements will mature in less than 13 months. Additionally, the Portfolio may enter into reverse repurchase agreements.

Muni Intermediate Portfolio

The Portfolio’s investments in municipal obligations may also include tax-exempt commercial paper rated A-1 or higher by S&P or Prime-1 or higher by Moody’s.

The two principal classifications of municipal obligations are “general obligation” securities and “limited obligation” or “revenue” securities. General obligation securities are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special or specific excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

During temporary defensive periods, the Portfolio may invest without limitation in obligations which are not municipal obligations and may hold without limitation uninvested cash reserves. Such securities may include, without limitation, bonds, notes, variable rate demand notes and commercial paper, provided such securities are rated within the relevant categories applicable to municipal obligations as set forth above and in the Portfolio’s Prospectus under the heading “Investment Duration and Quality,” or if unrated, are of comparable quality as determined by the Advisor. Additionally, the Portfolio may invest, without limitation, in other non-municipal debt obligations, such as bank obligations which are also of comparable quality as determined by the Advisor. Furthermore, the Portfolio may acquire “stand-by commitments” with respect to municipal obligations held by it. Under a stand-by commitment, a dealer agrees to purchase, at the Portfolio’s option, specified municipal obligations at a specified price. The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

Short Term Tax Aware Fixed Income Portfolio

The Portfolio may invest in the following securities: (i) municipal securities that pay interest that is exempt from regular Federal income tax, but may, in certain instances, subject you to Federal alternative minimum tax; (ii) securities issued by other registered investment companies, including closed-end funds and ETFs that invest in fixed income securities; (iii) corporate bonds; (iv) preferred stock; (v) straight-debt and mortgage-backed obligations issued or guaranteed by the U.S. Government or its sponsored agencies, enterprises or instrumentalities; (vi) securities of international institutions which are not direct obligations of the U.S. Government but which involve governmental agencies, enterprises or instrumentalities; (vii) any other publicly or privately placed securities issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities; (viii) mortgage-backed and asset-backed obligations which are privately issued; (ix) debt obligations of domestic and foreign companies; and (x) taxable municipal bonds. Any of the above securities may be variable or floating rate. Under normal circumstances, the Portfolio will invest at least 50% of the value of its total assets in the securities described in (i). Debt obligations issued by companies or other entities that are guaranteed by the U.S. Government, its agencies or instrumentalities are considered by the Portfolio to be obligations of the guarantor.

All of the above securities, with the exception of other registered investment companies, such as closed-end funds and ETFs, will be rated at the time of purchase at least investment grade (rated within the top four rating categories by a nationally recognized statistical rating organization (a “NRSRO”) or unrated but determined to be of comparable quality by the Advisor at the time of purchase). If a portfolio security’s rating is reduced to below the above minimum levels, the Advisor will dispose of the security in an orderly fashion as soon as practicable. The Portfolio may invest in other registered investment companies, including closed-end funds or ETFs that hold high-yield fixed income securities that are rated at the time of purchase below investment grade (rated BB or below or Ba or below (commonly referred to as “junk bonds) by NRSROs or unrated but determined to be of comparable quality at the time of purchase).

The Portfolio’s securities held subject to repurchase agreements may have stated maturities exceeding 13 months; however, the Advisor currently expects that repurchase agreements will mature in less than 13 months. Additionally, the Portfolio may enter into reverse repurchase agreements.

High Yield Municipal Portfolio

Under normal circumstances, the Portfolio will invest at least 80% of the value of its net assets (including borrowings for investment purposes) in, or derive at least 80% of its income from, municipal securities that pay interest that is exempt from regular Federal income tax, but may, in certain instances, subject you to Federal alternative minimum tax. The Portfolio may invest, without limitation, in municipal securities that pay interest that may be subject to Federal alternative minimum tax. The Portfolio will generally invest in municipal securities rated BB or below or Ba or below (commonly referred to as “junk bonds.”) by NRSROs designated by AllianceBernstein L.P. (“AllianceBernstein” or the “Sub-Advisor”), medium quality securities rated BBB or Baa by a NRSRO, or upper medium quality securities rated A by a NRSRO or unrated but determined to be of comparable quality at the time of purchase. There is no minimum rating for a municipal security held by the Portfolio, and the Portfolio may purchase securities that are in default. The Portfolio’s investments in municipal obligations may also include debt securities rated BBB or higher by NRSROs.

The two principal classifications of municipal obligations, “general obligation” securities and “limited obligation” or “revenue” securities. General obligation securities are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special or specific excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

Municipal obligations may also include “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

During temporary defensive periods, the Portfolio may invest without limitation in obligations which are not municipal obligations and may hold without limitation uninvested cash reserves. Such securities may include, without limitation, bonds, notes, variable rate demand notes and commercial paper, provided such securities are rated within the relevant categories applicable to municipal obligations as set forth above and in the Portfolio’s Prospectus under the heading “Objective, Principal Strategies and Risks,” or if unrated, are of comparable quality as determined by the Portfolio’s Sub-Advisor. The Portfolio may also invest in higher quality fixed income securities. Additionally, the Portfolio may invest, without limitation, in other non-municipal debt obligations, such as bank obligations which are also of comparable quality as determined by the Portfolio’s Sub-Advisor. Furthermore, the Portfolio may acquire “stand-by commitments” with respect to municipal obligations held by it. Under a stand-by commitment, a dealer agrees to purchase, at the Portfolio’s option, specified municipal obligations at a specified price. The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

COMMON INVESTMENT POLICIES AND RISKS

Asset Backed Securities

The Core Fixed Income Portfolio and Short Term Tax Aware Fixed Income Portfolio may invest in asset-backed securities consisting of undivided fractional interests in pools of consumer loans or receivables held in a trust. Examples include certificates for automobile receivables and credit card receivables. Payments of principal and interest on the loans or receivables are passed through to certificate holders. Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities, however, they may be guaranteed up to a certain amount by a private issuer through a letter of credit. Payment on asset-backed securities of private issuers is typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security’s par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables.

An asset-backed security’s underlying assets may be prepaid with the result of shortening the certificate’s weighted average life. Prepayment rates vary widely and may be affected by changes in market interest rates. It is not possible to accurately predict the average life of a particular pool of loans or receivables. The proceeds of prepayments received by a Portfolio must be reinvested in securities whose yields reflect interest rates prevailing at the time. Thus, a Portfolio’s ability to maintain a portfolio which includes high-yielding asset-backed securities will be adversely affected to the extent reinvestments are in lower yielding securities. The actual maturity and realized yield will therefore vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other instruments. Also, while the secondary market for asset-backed securities is ordinarily quite liquid, in times of financial stress the secondary market may not be as liquid as the market for other types of securities, which could result in a Portfolio’s experiencing difficulty in valuing or liquidating such securities.

Borrowing

As a temporary measure for extraordinary or emergency purposes, each Portfolio may borrow money from banks in amounts not exceeding one-third of total assets. However, with the exception of the Quantitative U.S. Total Market Equity Portfolio and Quantitative U.S. Long/Short Equity Portfolio, none of the Portfolios will borrow money for speculative purposes. If the market value of a Portfolio’s securities should decline, the Portfolio may experience difficulty in repaying the borrowing.

As required by the 1940 Act, a Portfolio must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Portfolio’s assets should fail to meet this 300% coverage test, a Portfolio, within three days (not including Sundays and holidays), will reduce the amount of its borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so. Borrowing of securities in connection with short sales and derivative transactions such as options, futures and swaps are not subject to this limitation. The Portfolios are authorized to pledge portfolio securities to the lender as collateral in connection with any borrowings. Reverse repurchase agreements constitute borrowings, and leverage is a related risk.

The Quantitative U.S. Total Market Equity Portfolio and Quantitative U.S. Long/Short Equity Portfolio may each borrow money from banks for investment purposes up to one-third of its total assets (including the amount borrowed). Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Since substantially all of a Portfolio’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share (“NAV”) of the Portfolio will increase more when the Portfolio’s assets increase in value and decrease more when the Portfolio’s assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of a Portfolio. Under adverse conditions, a Portfolio may have to sell portfolio securities to meet interest or principal payments at a time investment considerations would not favor such sales. A Portfolio may lose money as a result of its borrowing activities.

Credit Risks

Because the Portfolios may invest in fixed income securities, they are subject to “credit risk” — the risk that an issuer will be unable to make principal and interest payments when due. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, may present the highest credit risk.

The Short Term Tax Aware Fixed Income and High Yield Municipal Portfolios may invest in securities which have the lowest rating in the investment grade category (i.e., Baa3 by Moody’s or BBB- by S&P). Such securities are considered to have some speculative characteristics and are more sensitive to economic change than higher rated securities. The High Yield Municipal Portfolio will generally invest in high yield or non-investment grade fixed income and convertible securities (sometimes referred to as “junk bonds”). The Short Term Tax Aware Fixed Income Portfolio may also invest in registered investment companies, including closed-end funds or ETFs that hold high-yield fixed income securities that are rated at the time of purchase below investment grade (rated BB or below or Ba or below). Such “junk bond” securities generally present the highest credit risk.

Ratings published by NRSROs are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower-rated bonds generally pay higher yields to compensate investors for the greater risk.

Depositary Receipts

The Equity Income Portfolio, Global Secured Options Portfolio, Quantitative International Equity Portfolio, Strategic Equity Portfolio and Secured Options Portfolio may purchase certain sponsored or unsponsored depositary receipts. In sponsored programs, an issuer makes arrangements to have its securities traded in the form of depositary receipts. For purposes of a Portfolio’s investment policies, the Portfolio’s investments in depositary receipts will be deemed to be investments in the underlying securities. For example, a depositary receipt representing ownership of common stock will be treated as common stock. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the depositary receipts.

The Equity Income Portfolio, Global Secured Options Portfolio, Quantitative International Equity Portfolio, Strategic Equity Portfolio and Secured Options Portfolio may invest in ADRs. The Global Secured Options Portfolio and Quantitative International Equity Portfolio may also invest in Global Depositary Receipts (“GDRs”). Depositary Receipts are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. ADRs are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter (“OTC”) market. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. GDRs are depositary receipts where the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world.

Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Investments in ADRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

Derivative Instruments

In the course of pursuing its investment strategies, the Global Secured Options Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Secured Options Portfolio, Strategic Equity Portfolio and High Yield Municipal Portfolio may invest in certain types of derivative instruments. Derivatives are financial contracts whose values depend on the values of other investments, exchange rates or indices, in connection with its investment strategies to hedge and manage risk and to increase its return. Derivatives may be used in a variety of ways to meet the objectives of the Advisor or Sub-Advisor, as applicable. The Global Secured Options Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Secured Options Portfolio and Strategic Equity Portfolio may purchase or write call and put options on appropriate securities or securities indices. Futures contracts, forward contracts, options on futures, and index, interest rate, total return and equity swaps are examples of derivative instruments in which the Global Secured Options Portfolio, Quantitative U.S. Long/Short Equity Portfolio and Secured Options Portfolio may invest, and interest rate swaps, consumer price index swaps (“CPI swaps”) and swaps on a credit default index (sometimes referred to as a credit default swap index) are examples of derivative instruments in which the High Yield Municipal Portfolio may invest. Futures, options and swaps are commonly used for traditional hedging and cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Portfolio’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified. The price of derivatives can be very volatile and result in disproportionately heavy losses to a Portfolio relative to the amount invested if the Advisor is incorrect in its expectation of fluctuations in securities prices, interest rates or credit events. A Portfolio’s use of derivatives involves risks that may be different from the risk associated with investing directly in the underlying assets, including the risk that changes in the value of the derivative may not correlate perfectly with the underlying assets, interest rate or index. The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

Derivatives are also subject to the risk that the counterparty will default on its obligations. If such a default occurs, a Portfolio will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

The use of certain derivative instruments is subject to applicable regulations of the Securities and Exchange Commission (the “SEC”), the several options and futures exchanges upon which they may be traded, and the Commodity Futures Trading Commission (the “CFTC”). An exclusion has been claimed for each of the Glenmede Fund’s Portfolios from the definition of the term “commodity pool operator” under the Commodity Exchange Act, and therefore, no Portfolio is subject to registration or regulation as a commodity pool operator under that Act as of the date thereof.

Rule 18f-4 under the 1940 Act permits a Portfolio to enter into derivatives transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of senior securities contained in section 18 of the 1940 Act, provided that the Portfolio complies with the conditions of the Rule. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the Portfolio, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).

Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which a Portfolio is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, and borrowed bonds), if a Portfolio elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and non-standard settlement cycle securities, unless the Portfolio intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”).

Additionally, prior to the adoption and implementation of Rule 18f-4 under the 1940 Act, to the extent a Portfolio was required to segregate or “set aside” (often referred to as “asset segregation”) liquid assets or otherwise cover open positions with respect to certain derivatives transactions, including swaps, the Portfolio could be required to sell portfolio instruments to meet these asset segregation requirements. There was a possibility that segregation involving a large percentage of a Portfolio’s assets could impede portfolio management or the Portfolio’s ability to meet redemption requests or other current obligations. Rule 18f-4 under the 1940 Act provides for the regulation of the use of derivatives and certain related instruments by registered investment companies. Rule 18f-4 prescribes specific value-at-risk leverage limits for certain derivatives users. In addition, Rule 18f-4 requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and prescribes reporting requirements with respect to derivatives. Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4. In connection with the adoption of Rule 18f-4, the SEC rescinded certain of its prior guidance regarding asset segregation and coverage requirements in respect of derivatives transactions and related instruments. With respect to reverse repurchase agreements or other similar financing transactions in particular, Rule 18f-4 permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the 1940 Act, and combines the aggregate amount of indebtedness associated with all reverse repurchase agreements or similar financing with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all reverse repurchase agreements or similar financing transactions as derivatives transactions for all purposes under Rule 18f-4. Rule 18f-4 could restrict a Portfolio’s ability to engage in certain derivatives transactions and/or increase the costs of such derivatives transactions, which could adversely affect the value or performance of the Portfolio.

Exchange-Traded Funds

The Portfolios may invest in shares of registered open-end or closed-end investment companies, including ETFs. Some ETFs seek to track the performance of a particular market index, and are a type of index fund bought and sold on a securities exchange. These indices include not only broad-market indices but more narrowly-based indices as well, including those relating to particular sectors, markets, regions or industries. ETF and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ National Market System. The Portfolios may purchase ETF shares as a way of gaining exposure to the segments of the equity or fixed income markets represented by the ETF’s portfolio instead of buying those portfolio securities directly. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly than futures. In addition, ETF shares can be purchased for smaller sums and offer exposure to market sectors and styles for which there is no suitable or liquid futures contract. Because most ETFs are investment companies, the Portfolios’ purchase of ETF shares generally are subject to the percentage limitations and risks described below under “Investment Company Securities.”

An investment in an ETF or a closed-end fund generally presents the same primary risks as an investment in a conventional open- end fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF or a closed-end fund can fluctuate within a wide range, and the Portfolios could lose money investing in such a fund if the prices of the stocks owned by it go down. In addition, ETFs and closed-end funds are subject to the following risks that do not apply to conventional open-end funds: (i) the market price of their shares may trade at a discount to their NAV; (ii) an active trading market for their shares may not develop or be maintained; or (iii) trading of their shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Fixed Income Securities

The Portfolios may invest in fixed income securities, which are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities.

Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. For example, during the financial crisis of 2007-2009, the Federal Reserve implemented a number of economic policies that impacted, and may continue to impact, interest rates and the market. These policies, as well as potential actions by governmental entities both in and outside of the U.S., may expose fixed income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of a Portfolio to decline. Prices of debt securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, a Portfolio would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, a Portfolio may incur losses or expenses in seeking recovery of amounts owed to it.

There may be little trading in the secondary market for particular debt securities, which may affect adversely a Portfolio’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

Fixed income securities are subject to “credit risk” — the risk that an issuer will be unable to make principal and interest payments when due. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, may present the highest credit risk. The Advisor and the High Yield Municipal Portfolio’s Sub-Advisor, as applicable, each attempt to reduce the risks described above through diversification of Portfolio investments and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See Appendix A to this SAI for more information about credit ratings.

Foreign Securities

The Quantitative International Equity Portfolio invests in foreign securities, either directly or through ADRs. In addition, the Global Secured Options Portfolio, Equity Income Portfolio, Secured Options Portfolio, Small Cap Equity Portfolio and Strategic Equity Portfolio may invest in foreign securities either directly or through ADRs, the Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Large Cap Core Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Responsible ESG U.S. Equity Portfolio and Women in Leadership U.S. Equity Portfolio may invest in ADRs listed on the NYSE, and the Global Secured Options Portfolio and Quantitative International Equity Portfolio may invest in foreign securities through GDRs as well. Such investments may involve higher costs than investments in U.S. securities, including higher transaction costs and additional taxes by foreign governments. Foreign investments may also present additional risks associated with currency exchange rates, differences in accounting, auditing and financial reporting standards, holding securities in domestic and foreign custodian banks and depositories, less complete financial information about the issuers, less market liquidity, and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividends, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions, might adversely affect the payment of dividends or principal and interest on foreign obligations. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.

Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Portfolio are uninvested and no return is earned. The inability of a Portfolio to make intended security purchases due to these and other settlement problems could cause such Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to a Portfolio due to subsequent declines in value of the portfolio security or, if the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. Additionally, a Portfolio may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts.

Although the Portfolios are permitted to invest in securities denominated in foreign currencies, the Portfolios’ value their securities and other assets in U.S. dollars. As a result, the NAV of a Portfolio’s shares may fluctuate with U.S. dollar exchange rates as well as with price changes of a Portfolio’s securities in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the currencies in which the Portfolios make their investments could reduce the effect of increases and magnify the effect of decreases in the prices of the Portfolios’ securities in their local markets. Conversely, a decrease in the value of the U.S. dollar will have the opposite effect of magnifying the effect of increases and reducing the effect of decreases in the prices of the Portfolios’ securities in their local markets. In addition to favorable and unfavorable currency exchange rate developments, the Portfolios are subject to the possible imposition of exchange control regulations or freezes on convertibility of currency.

European countries can be significantly affected by the tight fiscal and monetary controls that the European Economic and Monetary Union (“EMU”) imposes for membership. Europe’s economies are diverse, its governments are decentralized, and its cultures vary widely. Several European Union (“EU”) countries have faced budget issues, some of which may have negative long-term effects for the economies of those countries and other EU countries. There is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among EMU member countries. Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the EMU. These requirements can severely limit the ability of EMU member countries to implement monetary policy to address regional economic conditions.

In 2016, the United Kingdom (the “UK”) held a referendum election and voters elected to withdraw from the EU (commonly referred to as “Brexit”). On January 31, 2020, the UK officially withdrew from the EU and the two sides entered a transition phase that ended on December 31, 2020. On December 24, 2020, the UK and EU finalized a new trade deal with no tariffs or quotas on products, regulatory and customs cooperation mechanisms as well as provisions ensuring a level playing field for open and fair competition. In March 2021, the UK and EU put in place a regulatory dialogue on financial systems based on a separate memorandum of understanding. The agreement governs the new relationship between the UK and EU with respect to trading goods and services, but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. The full scope and nature of the consequences of the exit are not at this time known and are unlikely to be known for a significant period of time. It is also unknown whether the UK’s exit will increase the likelihood of other countries also departing the EU. Any additional exits from the EU, or the possibility of such exits, may have a significant impact on the UK, Europe, and global economies, which may result in increased volatility and illiquidity, new legal and regulatory uncertainties and potentially lower economic growth for such economies that could potentially have an adverse effect on the value of the Portfolios’ investments.

Other economic challenges facing Europe include high levels of public debt, significant rates of unemployment, aging populations, mass migrations from the Middle East and Africa and heavy regulation in certain economic sectors. European governments have taken unprecedented steps to respond to the economic crises and to boost growth in the region, which has increased the risk that regulatory uncertainty could negatively affect a Portfolio’s investments. In addition, in February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on a Portfolio’s performance and the value of a Portfolio’s investments, even beyond any direct exposure the Portfolio may have to issuers located in these countries. The ultimate effects of these events and other socio-political or geopolitical issues are not known but could profoundly affect global economies and markets. The impact of these actions, especially if they occur in a disorderly fashion, is not clear, but could be significant and far-reaching.

The Global Secured Options Portfolio and Quantitative International Equity Portfolio may invest in emerging market countries. The risks described above apply to an even greater extent to investments in emerging market countries. The securities markets of emerging market countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the United States and developed foreign countries, and disclosure and regulatory standards in many respects are less stringent. In addition, the securities markets of emerging market countries are typically subject to a lower level of monitoring and regulation. Government enforcement of existing securities regulations is limited, and any such enforcement may be arbitrary and the results may be difficult to predict. In addition, reporting requirements of emerging countries with respect to the ownership of securities are more likely to be subject to interpretation or changes without prior notice to investors than more developed countries. Developing countries may impose restrictions on a Portfolio’s ability to repatriate investment income or capital. Even if there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of a Portfolio.

Economies of emerging market countries generally are heavily dependent on international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. Economies of emerging market countries also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. The economies of emerging market countries may be predominantly based on only a few industries or dependent on revenues from particular commodities. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on such countries’ economies and securities markets. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain developing countries face serious exchange constraints.

Custodial services are often more expensive and other investment-related costs higher in emerging countries than in developed countries, which could reduce the Portfolios’ income from investments in securities or debt instruments of emerging country issuers.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, a Portfolio and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

Lastly, emerging market countries are more likely than developed countries to experience political uncertainty and instability, including the risk of war, terrorism, nationalization, limitations on the removal of funds or other assets, or diplomatic developments that affect U.S. investments in these countries. No assurance can be given that adverse political changes will not cause the Portfolios to suffer a loss of any or all of its investments (or, in the case of fixed income securities, interest) in emerging market countries.

Forward Foreign Exchange Contracts

The Global Secured Options Portfolio and Quantitative International Equity Portfolio may enter into forward foreign exchange contracts, but such contracts may not be used for speculative purposes. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC such as the New York Mercantile Exchange. The Portfolios would enter into foreign currency futures contracts solely for hedging or other appropriate investment purposes as permitted by regulations which permit principals of an investment company registered under the Commodity Exchange Act to engage in such transactions without registering or being regulated as commodity pool operators.

Forward foreign currency exchange contracts allow a Portfolio to hedge the currency risk of portfolio securities denominated in a foreign currency. This method of protecting the value of a Portfolio’s investment securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase. Additionally, investments in foreign currency exchange contracts involve other risks similar to those accompanying direct investments in foreign securities.

Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in any given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward contract, a Portfolio may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

Illiquid Investments

The Portfolios will not invest more than 15% of their respective net assets in investments that are illiquid. These investments are subject to the risk that should a Portfolio need to dispose of such investments, there may not be a ready market or the Portfolio may have to sell such investments at an undesirable price. Illiquid investments are any investment that the Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment (including repurchase agreements in excess of seven days).

Pursuant to Rule 22e-4 under the 1940 Act, the Portfolios have established a liquidity risk management program. If the limitation on illiquid securities is exceeded, other than by a change in market values, the condition will be reported to the Fund’s Board and, when required, to the SEC.

Indexed Securities

An indexed security is an instrument whose price is indexed to the price of another security, security index, currency, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Initial Public Offerings

An initial public offering (“IPO”) is a company’s first offering of stock to the public. The Equity Income Portfolio, Global Secured Options Portfolio, Secured Option Portfolio, Small Cap Equity Portfolio and Strategic Equity Portfolio may invest in IPOs.

An IPO presents the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

When a Portfolio’s asset base is small, a significant portion of the Portfolio’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Portfolio. As the Portfolio’s assets grow, the effect of the Portfolio’s investments in IPOs on the Portfolio’s performance probably will decline, which could reduce the Portfolio’s performance. Because of the price volatility of IPO shares, a Portfolio may choose to hold IPO shares for a very short period of time. This may increase the portfolio turnover and may lead to increased expenses to the Portfolio, such as commissions and transaction costs. By selling IPO shares, the Portfolio may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that the Portfolio will be able to obtain allocable portions of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for the Portfolio to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

A Portfolio’s investments in IPO shares may include the securities of “unseasoned” companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

Interest Rate Risks

The Portfolios may invest in fixed income securities. Generally, a fixed income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they usually offer higher yields to compensate investors for the greater risks. The risks associated with increasing interest rates are heightened under current market conditions given that the U.S. Federal Reserve began raising interest rates in March 2022 from historically low levels and may continue to do so. Changes in market conditions and government action may have adverse effects on investments, volatility, and liquidity in debt markets and any negative impact on fixed income securities could be swift and significant, potentially negatively impacting the Portfolio’s performance. Substantial redemptions from bond and other income funds may worsen that impact. Dividend paying and other types of equity securities also may be adversely affected from an increase in interest rates.

Investment Company Securities

Each Portfolio may invest in securities issued by other open-end or closed-end investment companies, including ETFs. Each Portfolio may invest in securities issued by such other investment companies to the extent permitted by the 1940 Act. Under the 1940 Act, each Portfolio’s investment in such securities currently is limited to, subject to certain exceptions: (i) 3% of the total voting stock of any one investment company; (ii) 5% of the Portfolio’s total assets with respect to any one investment company; and (iii) 10% of the Portfolio’s total assets with respect to investment companies in the aggregate. Investments in the securities of other investment companies will involve duplication of advisory fees and certain other expenses. Rule 12d1-1 under the 1940 Act permits a Portfolio to invest an unlimited amount of its uninvested cash in a money market fund so long as, among other things, said investment is consistent with the Portfolio’s investment objective. As a shareholder of another mutual fund, a Portfolio would bear its pro rata portion of the other investment company’s advisory fees and other expenses, in addition to the expenses the Portfolio bears directly in connection with its own operations. Furthermore, the investment company securities in which a Portfolio invests may decline in value. The SEC recently adopted certain regulatory changes and took other actions related to the ability of an investment company to invest in the securities of another investment company. These changes include, among other things, the rescission of certain SEC exemptive orders permitting investments in excess of the statutory limits and the withdrawal of certain related SEC staff no-action letters, and the adoption of Rule 12d1-4 under the 1940 Act, which are effective now, and permits the Portfolios to invest in other investment companies beyond the statutory limits, subject to certain conditions. Pursuant to Rule 12d1-4 and procedures approved by the Glenmede Fund Board, certain Portfolios may invest in certain ETFs in excess of the limits described above, provided that the Glenmede Fund complies with Rule 12d1-4 and any other applicable investment limitations.

Each Portfolio’s shares may be purchased by other investment companies, including other Portfolios of the Funds. An investment company’s shares purchased by a Portfolio would be limited to 10% of the outstanding voting securities of the acquired investment company. For so long as a Portfolio invests in or accepts investments by other affiliated investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act.

Preferred Stocks

The Strategic Equity Portfolio, Equity Income Portfolio and Short Term Tax Aware Fixed Income Portfolio may invest in preferred stocks. Preferred stock includes convertible and non-convertible preferred and preference stocks that are senior to common stock. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Real Estate Investment Trusts

The Equity Income Portfolio, Global Secured Options Portfolio, Quantitative International Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Secured Options Portfolio, Small Cap Equity Portfolio, Strategic Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio and Women in Leadership U.S. Equity Portfolio may invest in real estate investment trusts (“REITs”). REITs are pooled investment vehicles which invest primarily in real estate or real estate related loans. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Equity REITs may further be categorized by the type of real estate securities they own, such as apartment properties, retail shopping centers, office and industrial properties, hotels, healthcare facilities, manufactured housing and mixed property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

Hybrid REITs combine the characteristics of both equity and mortgage REITs. Like regulated investment companies such as the Portfolios, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”). A Portfolio will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Portfolio.

Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires) and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs (especially mortgage REITs) are also subject to interest rate risks. Investing in REITs also involves risks similar to those associated with investing in small capitalization companies. That is, they may have limited financial resources, may trade less frequently and in a limited volume and may be subject to abrupt or erratic price movements in comparison to larger capitalization companies.

In addition, the value of such securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers of mortgage-related securities owned by a Portfolio. Because investments in mortgage-related securities are interest sensitive, the ability of the issuer to reinvest or to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy. For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation’s money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligation.

Options

Purchasing Put and Call Options. The Global Secured Options Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Secured Options Portfolio and Strategic Equity Portfolio may purchase put and call options on any securities in which it may invest and on securities indices. An option is a contract giving its owner the right, but not the obligation, to buy (call) or sell (put) a specified instrument at a fixed price during a specified period. Options have various types of underlying instruments, including specific securities and indices of securities prices. Futures contracts may underlay options written by the Global Secured Options Portfolio, Quantitative U.S. Long/Short Equity Portfolio and Secured Options Portfolio.

By purchasing a put option, the purchaser obtains the right to sell the option’s underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price (premium) for the option. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

A Portfolio will normally purchase put options in anticipation of a decline in the market value of securities or index. A Portfolio will ordinarily realize a gain if, during the option period, the value of the underlying instrument decreases below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Portfolio will realize either no gain or will suffer a loss on the premium paid for the put option. Gains and losses on the purchase of put options will tend to be offset by countervailing changes in the value of the underlying portfolio securities.

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A Portfolio normally purchases call options in anticipation of an increase in the market value of the underlying instrument. A Portfolio will ordinarily realize a gain if, during the option period, the value of such securities exceeds the sum of the exercise price, the premium paid and transaction costs; otherwise the Portfolio will realize either no gain or will suffer a loss on the premium paid for the call option.

Writing Put and Call Options. The Global Secured Options Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Secured Options Portfolio and Strategic Equity Portfolio may write covered put and call options on any securities in which it may invest and on securities indices. The writer (seller) of a put or call option takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, the writer of a put option assumes the obligation to pay the strike price for or purchase the option’s underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option’s underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases. At the same time, the seller retains the risk of loss from a decline in the value of the underlying security during the option period. Although the seller may terminate its obligation by executing a closing purchase transaction, the cost of effecting such a transaction may be greater than the premium received upon its sale, resulting in a loss to the seller. If such an option expires unexercised, the seller realizes a gain equal to the premium received. Such a gain may be offset or exceeded by a decline in the market value of the underlying security during the option period. If an option is exercised, the exercise price, the premium received and the change in the market value of the underlying security during the option period determine the gain or loss realized by the seller. If a Portfolio writes a call option on a security it does not hold and the option is exercised by the buyer, the Portfolio will temporarily be in a short position until the underlying security is purchased and delivered to the buyer.

Options on Securities Indices. The Global Secured Options Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Secured Options Portfolio and Strategic Equity Portfolio may write (sell) and buy options on securities indices. An option on a securities index is generally similar to an option on an individual stock, but an option on a securities index is settled only in cash. The exercising holder of an index option, instead of receiving a security, receives the difference between the closing price of the securities index and the exercise price of the index option times a specified multiple ($100 in the case of the S&P 500® Index). The seller of index options may realize a gain or loss according to movement in the level of securities prices in that index and in the securities markets generally. A Portfolio will purchase and sell put and call options on securities indices for the same purposes as it will purchase and sell options on individual securities.

A Portfolio can execute a closing purchase transaction with respect to the option it has sold and sells another option (with either a different exercise price or expiration date or both). The cost of a closing transaction, while reducing the premium income realized from the sale of the option, should be offset, at least in part, by appreciation in the value of the underlying index (to the extent movements in the Portfolio’s securities portfolio are positively correlated with the value of the index underlying the option), and by the opportunity to realize additional premium income from selling a new option.

When a Portfolio sells an index call option, it does not deliver the underlying stocks or cash to the broker through whom the transaction is effected. In the case of an exchange-traded option, the Portfolio establishes an escrow account. The Glenmede Fund’s custodian (or a securities depository acting for the custodian) acts as the Glenmede Fund’s escrow agent. The escrow agent enters into documents known as escrow receipts with respect to the stocks included in the Fund (or escrow receipts with respect to other acceptable securities). The escrow agent releases the stocks from the escrow account when the call option expires or the Portfolio enters into a closing purchase transaction. Until such release, the underlying stocks cannot be sold by the Portfolio. The Portfolio may enter into similar collateral arrangements with the counterparty when it sells over the counter index call options.

The purchaser of an index call option sold by a Portfolio may exercise the option at a price fixed as of the closing level of the index on the date of exercise. Unless the Portfolio has liquid assets sufficient to satisfy the exercise of the index call option, the Portfolio would be required to liquidate portfolio securities to satisfy the exercise. The market value of such securities may decline between the time the option is exercised and the time the Portfolio is able to sell the securities. If the Portfolio fails to anticipate an exercise, it may have to borrow from a bank pending settlement of the sale of the portfolio securities and thereby incurring interest charges. If trading is interrupted on the index option markets, the Portfolio would not be able to close out its option positions.

Each Portfolio reserves the right to modify its coverage policies in the future to comply with any changes in positions from time to time articulated by the SEC or its staff.

Combined Positions. The Global Secured Options Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Secured Options Portfolio and Strategic Equity Portfolio may use combined positions. A combined position involves purchasing and writing options in combination with each other, or, in the case of the Global Secured Options Portfolio, Quantitative U.S. Long/Short Equity Portfolio and Secured Options Portfolio, in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Over-the-Counter Options. The Global Secured Options Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Secured Options Portfolio and Strategic Equity Portfolio may use combined OTC options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. In addition, OTC options are not subject to the same type of government regulation as exchange-traded options, and many of the protections afforded to participants in a regulated environment may not be available in connection with the OTC transactions.

Swaps. The Global Secured Options Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Secured Options Portfolio and High Yield Municipal Portfolio may enter into swaps, including security-based swaps in the case of the Global Secured Options Portfolio, Quantitative U.S. Long/Short Equity Portfolio and Secured Options Portfolio and interest rate swaps, CPI swaps and credit default swap indices in the case of the High Yield Municipal Portfolio (collectively, “swaps”), for hedging purposes or to seek to increase total return. In a standard swap transaction, two parties agree to pay or exchange the returns (or differentials in rates of return) earned or realized on particular assets, which may be adjusted for transaction costs, interest payments, dividends paid on the referenced assets or other factors. The gross returns to be paid or “swapped” between the parties are generally calculated with respect to a ‘‘notional amount,’’ for example, the increase or decrease in value of a particular dollar amount invested in the assets. The agreement can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. For example, index swaps involve the exchange by a party with another party of the respective amounts payable with respect to the notional principal amount at interest rates equal to specified indices; interest rate swaps involve the exchange by a party with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments; and equity swaps are generally contracts that obligate one party to pay the positive return and the other party to pay the negative return on a specific security or basket of securities.

Under a swap, payments may be made at the conclusion of the swap or periodically during its term. Normally, however, the Advisor or Sub-Advisor, as applicable, may terminate a swap contract prior to its term, subject to any potential termination fee that is in addition to a Portfolio’s accrued obligation under the swap.

A Portfolio will generally enter into swaps on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap contract or periodically during its term. Since swaps normally do not involve the delivery of securities or other underlying assets, the risk of loss with respect to swaps is normally limited to the net amount of payments that the Portfolio is contractually obligated to make. If the other party to a swap defaults, the Portfolio’s risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to receive, if any. Inasmuch as these transactions are entered into for hedging purposes, the Portfolio and the Advisor or Sub-Advisor, as applicable, believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Portfolio’s borrowing restrictions.

Futures Contracts. The Global Secured Options Portfolio, Quantitative U.S. Long/Short Equity Portfolio and Secured Options Portfolio may purchase futures contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities and some are based on indices of securities prices. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the purchaser’s exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When selling a futures contract, by contrast, the value of the futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold. However, there is a risk that the price behavior of the futures contract may not correlate with that of the instrument being hedged.

Options on Futures Contracts. The Global Secured Options Portfolio, Quantitative U.S. Long/Short Equity Portfolio and Secured Options Portfolio may transact in options on futures contracts. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. The potential for loss related to writing options is unlimited.

Risks of Futures Contracts. While the Global Secured Options Portfolio, Quantitative U.S. Long/Short Equity Portfolio and Secured Options Portfolio may benefit from the use of futures and options on futures, unanticipated changes in securities prices may result in poorer overall performance than if a Portfolio had not entered into any futures contracts or options transactions. Because perfect correlation between a futures position and a portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and the Portfolio may be exposed to additional risk of loss. The loss incurred by a Portfolio in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received. In addition, futures markets are highly volatile and the use of futures may increase the volatility of a Portfolio’s NAV. As a result of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Portfolio.

In addition, there is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument’s current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Portfolio to continue to hold a position until delivery or expiration regardless of changes in its value.

Each Portfolio reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions from time to time articulated by the SEC or its staff.

Repurchase Agreements

Each Portfolio may enter into repurchase agreements with qualified brokers, dealers, banks and other financial institutions deemed creditworthy by the Advisor. Under normal circumstances, however, the Equity Income Portfolio, High Yield Municipal Portfolio, Quantitative International Equity Portfolio, Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Muni Intermediate Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Short Term Tax Aware Fixed Income Portfolio, Small Cap Equity Portfolio, Strategic Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio and Women in Leadership U.S. Equity Portfolio will not enter into repurchase agreements if entering into such agreements would cause, at the time of entering into such agreements, more than 20% of the value of the total assets of the particular Portfolio to be subject to repurchase agreements. The Quantitative International Equity Portfolio will generally enter into repurchase transactions to invest cash reserves and for temporary defensive purposes.

In effect, by entering into a repurchase agreement, a Portfolio is lending its funds to the seller at the agreed upon interest rate, and receiving a security as collateral for the loan. Such agreements can be entered into for periods of one day (overnight repo) or for a fixed term (term repo). Repurchase agreements are a common way to earn interest income on short-term funds.

In a repurchase agreement, a Portfolio purchases a security and simultaneously commits to resell that security at a future date to the seller (a qualified bank or securities dealer) at an agreed upon price plus an agreed upon market rate of interest (itself unrelated to the coupon rate or date of maturity of the purchased security). The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Portfolio at not less than the agreed upon repurchase price.

If the seller defaults on its repurchase obligation, a Portfolio holding such obligation will suffer a loss to the extent that the proceeds from a sale of the underlying securities (including accrued interest) were less than the repurchase price (including accrued interest) under the agreement. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by a Portfolio might be delayed pending court action.

Repurchase agreements that do not provide for payment to a Portfolio within seven days after notice without taking a reduced price are considered illiquid investments.

Reverse Repurchase Agreements

The Quantitative U.S. Long/Short Equity Portfolio, Core Fixed Income Portfolio, Quantitative International Equity Portfolio, Short Term Tax Aware Fixed Income Portfolio and Quantitative U.S. Total Market Equity Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement the Portfolio sells a security and simultaneously commits to repurchase that security at a future date from the buyer. In effect, a Portfolio is temporarily borrowing funds at an agreed upon interest rate from the purchaser of the security, and the sale of the security represents collateral for the loan. The Portfolio retains record ownership of the security and the right to receive interest and principal payments on the security. At an agreed upon future date, the Portfolio repurchases the security by remitting the proceeds previously received, plus interest. In certain types of agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. These agreements, which are treated as if reestablished each day, are expected to provide the Portfolio with a flexible borrowing tool. Reverse repurchase agreements are considered to be borrowings by a Portfolio under the 1940 Act.

A Portfolio’s investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. The Portfolio may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. The Portfolio will maintain liquid securities at least equal to its purchase obligations under these agreements. The Advisor will consider the creditworthiness of the other party in determining whether a Portfolio will enter into a reverse repurchase agreement.

The use of reverse repurchase agreements involves certain risks. For example, the securities acquired by a Portfolio with the proceeds of such an agreement may decline in value, although the Portfolio is obligated to repay the proceeds. In addition, the market value of the securities sold by a Portfolio may decline below the repurchase price, to which the Portfolio remains committed.

Securities Lending

Each Portfolio may lend its portfolio securities with a value of up to one-third of its total assets (including the value of the collateral for the loans) to qualified brokers, dealers, banks and other financial institutions who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, a Portfolio attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. A Portfolio may lend its portfolio securities only when the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered by the Advisor in making decisions with respect to the lending of securities, subject to review by the particular Fund’s Board.

When lending portfolio securities, the securities may not be available to a Portfolio on a timely basis. Therefore, a Portfolio may lose the opportunity to sell the securities at a desirable price. Such loans would also involve risks of delay in receiving additional collateral if the value of the collateral decreases below the value of the securities loaned or even the loss of rights to the collateral should the borrower of the securities fail financially. Additionally, if a borrower of securities files for bankruptcy or becomes insolvent, disposition of the securities may be delayed pending court action. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. A Portfolio may, from time to time, pay negotiated fees in connection with the lending of securities. State Street Bank and Trust Company (“State Street”) serves as the Funds’ securities lending agent. For these services, the lending agent receives a fee based on the income earned on a Portfolio’s investment of cash received as collateral for the loaned securities, a portion of any loan premium paid by the borrower, and reimbursement of expenses advanced as a result of a Portfolio’s securities lending activities, if any.

The lending agent may, on behalf of the Portfolios, invest the cash collateral received in short-term money market instruments, including commercial paper, money market mutual funds, certificates of deposit, time deposits and other short-term bank obligations, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and other highly rated liquid investments. These investments may include mutual funds, with respect to which State Street and/or its affiliates provide investment management or advisory, trust, custody, transfer agency, shareholder servicing and/or other services for which they are compensated. On behalf of the Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio, some or all of the cash collateral may be used to finance short sales.

Short Sales

The Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio will engage in short sales. A security is sold short when a Portfolio sells a security it does not own. To sell a security short, a Portfolio must borrow the security to deliver it to the buyer. The Portfolio is then obligated to replace the security borrowed by purchasing it at the market price at, or before, the time of replacement. This price may or may not be less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay the lender any dividends or interest which accrue during the period of the loan. Depending on the arrangement with the lender, in order to borrow the security, the Portfolio may be required to pledge all or a significant portion of its securities and other assets, including cash collateral from securities lending activities, to the lender and may also have to pay a fee which would increase the cost of the security sold. The proceeds of the short sale may be retained by the lender until the short position is closed out or the proceeds may be released to the Portfolio and used to purchase additional securities or for any other purpose.

The Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolios replace the borrowed security. Each Portfolio will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest, premium and transaction charges or other costs the Portfolio may be required to pay in connection with the short sale. Whether each Portfolio will be successful in utilizing a short sale will depend, in part, on the Advisor’s ability to correctly predict whether the price of a security it borrows to sell short will decrease.

There is no guarantee that a Portfolio will be able to close out a short position at any particular time or at an acceptable price. In short sale transactions, a Portfolio’s gain is limited to the price at which it sold the security short; its loss is limited only by the maximum price it must pay to acquire the security less the price at which the security was sold. In theory, losses from short sales may be unlimited. Short selling may also produce higher than normal portfolio turnover and result in increased transaction costs to a Portfolio. In addition, the use of short sales may result in a Portfolio realizing more short-term capital gains than it would if the Portfolio did not engage in short sales.

The Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio anticipate that the frequency of short sales will vary substantially in different periods. However, no securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 100% of the value of a Portfolio’s net assets.

Stand-by Commitments

The Muni Intermediate Portfolio may acquire stand-by commitments which may increase the cost, and thereby reduce the yield, of the municipal obligation to which such commitment relates.

U.S. Government Obligations

The Portfolios may invest in obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Direct obligations of the U.S. Government such as Treasury bills, notes and bonds are supported by its full faith and credit. Indirect obligations issued by Federal agencies and government-sponsored entities generally are not backed by the full faith and credit of the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the instrumentality. Please refer to Appendix A for further information about U.S. Government obligations.

“When Issued,” “Delayed Settlement” and “Forward Delivery” Securities

Each Portfolio may purchase and sell securities on a “when issued,” “delayed settlement” or “forward delivery” basis. “When issued” or “forward delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus two business days. “Delayed settlement” is a term used to describe settlement of a securities transaction in the secondary market which will occur sometime in the future. One form of “when issued” or “delayed settlement” security that the Core Fixed Income Portfolio and the Short Term Tax Aware Fixed Income Portfolio may purchase is a “to be announced” (“TBA”) mortgage-backed security. A TBA transaction arises when a mortgage-backed security, such as a Government National Mortgage Association (“GNMA”) pass-through security, is purchased or sold with the specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date. No payment or delivery is made by a Portfolio in a “when issued,” “delayed settlement” or “forward delivery” transaction until the Portfolio receives payment or delivery from the other party to the transaction.

A Portfolio will engage in “when issued” transactions to obtain what is considered to be an advantageous price and yield at the time of the transaction. When a Portfolio engages in “when issued,” “delayed settlement” or “forward delivery” transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of speculation. Each Portfolio’s “when issued,” “delayed settlement” and “forward delivery” commitments are not expected to exceed 30% of its total assets absent unusual market circumstances. Subject to the Delayed-Settlement Securities Provision of Rule 18f-4 and consistent with the requirements discussed under “Derivative Instruments,” above, each Portfolio will only sell securities on a when issued, delayed settlement or forward delivery basis to offset securities purchased on a when-issued, delayed settlement or forward delivery basis.

Securities purchased or sold on a “when issued,” “delayed settlement” or “forward delivery” basis are subject to changes in value based upon changes in the general level of interest rates. In when-issued and delayed settlement transactions, a Portfolio relies on the seller to complete the transaction; the seller’s failure to do so may cause a Portfolio to miss an advantageous price or yield.

PRICE OF PORTFOLIO SHARES

The NAV per share of each class of shares of each Portfolio is determined by dividing the total market value of its investments and other assets, less liabilities allocated to that share class, by the total number of its shares outstanding of that class.

Equity securities and options listed on a U.S. securities exchange, including ETFs, for which quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted U.S. equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued not in excess of the asked prices or less than the bid prices. If no sales are reported, listed options are valued at the mean of the bid and ask price. Investments in open-ended investment companies are valued at their respective NAVs as reported by such companies.

Marketable fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market, at the most recent quoted bid price, or when stock exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is not such a reported sale, the latest quoted bid price will be used. NAV includes interest on fixed income securities which is accrued daily. In addition, bond and other fixed income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula, when a Portfolio’s advisor believes such prices reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices, but take into account institutional size trading in similar groups of securities and any developments related to specific securities. The matrix pricing method values securities by reference to prices of comparable securities obtained from sources the Portfolio’s advisor deems accurate and reliable. Debt securities with maturities of 60 days or less at the time of purchase are valued at amortized cost, which does not take into account unrealized gains or losses. The amortized cost method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.

Securities listed on a foreign exchange and unlisted foreign securities are valued at the latest quoted sales price available when assets are valued. For the Global Secured Options Portfolio and Quantitative International Equity Portfolio, if a subsequent occurrence, based on the movement of an index, is believed to have changed such value, however, the Fund may use a fair valuation model to value those securities in order to adjust for events which may occur between the close of the foreign exchanges and the close of the NYSE. Foreign securities for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Boards. Foreign securities may trade on days when shares of a Portfolio are not priced; as a result, the NAV of shares of such Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio’s shares. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars last quoted by a major bank.

The High Yield Municipal, Muni Intermediate and Short Term Tax Aware Fixed Income Portfolios’ municipal obligations for which quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the Advisor, with input from the Sub-Advisor with respect to only the High Yield Municipal Portfolio, as may be relevant, to reflect the fair market value of such municipal obligations. Municipal obligations for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Boards. Debt obligations with maturities of 60 days or less at the time of purchase are valued on the basis of amortized cost, which approximates market value.

When market quotations are unavailable or when events occur that make established valuation methods unreliable, the Portfolios’ investments will be valued at fair value as determined in good faith using methods determined by the Boards. The Boards have designated the Advisor to serve as the valuation designee (the “Valuation Designee”) with respect to the Portfolios’ securities for which valuations are not readily available. The Valuation Designee works with State Street Bank and Trust Company, the Funds’ custodian, to regularly test the accuracy of the fair value prices by comparing them with values that are available from other sources. At each regularly scheduled Board meeting, a report by the Valuation Designee is submitted describing any security that has been fair valued and the basis for the fair value determination.

PURCHASE OF SHARES

The purchase price of shares of each class of a Portfolio is the NAV next determined after receipt of the purchase order by the particular Fund. It is the responsibility of The Glenmede Trust Company, N.A. (“Glenmede Trust”), the Advisor or certain approved brokers, employee benefit plans or other institutions (“Institutions”) to transmit orders for share purchases to State Street, the Funds’ transfer agent, and to deliver, or provide instructions to investors for the delivery of, required funds to State Street, the Funds’ custodian, on a timely basis.

Each Portfolio reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the particular Portfolio, (iii) to reduce or waive the minimum for initial and subsequent investments, from time to time and (iv) to close at any time to new investments or to new accounts.

At the discretion of the Funds, investors may be permitted to purchase Portfolio shares by transferring securities to the Portfolio that meets the Portfolio’s investment objective and policies.

REDEMPTION OF SHARES

Redemption proceeds are normally paid in cash, although the Funds have elected to be governed by Rule 18f-1 under the 1940 Act which permits them to limit each shareholder to cash redemptions of $250,000 or 1% of such Portfolio’s NAV, whichever is less, within a 90-day period or, subject to the approval of the Board, in other circumstances identified by the Advisor. Any additional redemption proceeds would be made in readily marketable securities.

PORTFOLIO TURNOVER

The Equity Income Portfolio, Quantitative International Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Global Secured Options Portfolio, Secured Options Portfolio and Women in Leadership U.S. Equity Portfolio may engage in active short-term trading to benefit from price disparities among different issues of securities or among the markets for equity securities, or for other reasons. The other Portfolios will not normally engage in short-term trading, but reserve the right to do so. It is anticipated that the portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by changes in the holdings of specific issuers, changes in country and currency weightings, cash requirements for redemption of shares and by requirements which enable the Portfolios to receive favorable tax treatment. The Portfolios are not restricted by policy with regard to portfolio turnover and will make changes in their investment portfolio from time to time as business and economic conditions as well as market prices may dictate.

A high portfolio turnover rate can result in corresponding increases in brokerage commissions; however, the Portfolios’ advisors will not consider turnover rate a limiting factor in making investment decisions consistent with that Portfolio’s investment objective and policies.

The portfolio turnover rate disclosed in the financial highlights for the Global Secured Options Portfolio for the fiscal year ended October 31, 2021 was lower than the prior year because all trading activity in the Portfolio during the year was short term and is excluded for portfolio turnover calculations. The portfolio turnover rate disclosed in the financial highlights for the Global Secured Options Portfolio for the fiscal year ended October 31, 2022 was higher than the prior year because trading activity in the Portfolio included longer investments, whereas all trading activity in the Portfolio during the prior year was short term and was excluded from the portfolio turnover calculation, resulting in a stated portfolio turnover of zero for the fiscal year ended October 31, 2021. The portfolio turnover rates disclosed in the financial highlights for the Secured Options Portfolio for the fiscal years ended October 31, 2021 and October 31, 2022 were zero because all trading activity in the Portfolio was short term and excluded from the portfolio turnover calculation.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Boards have adopted a policy on selective disclosure of portfolio holdings (including, but not limited to, portfolio securities holdings, asset allocations, sector allocations, and other portfolio holdings statistics, collectively referred to herein as “portfolio holdings”). The policy provides that neither a Fund, nor its Advisor, sub-advisor, administrator, transfer agent nor distributor (each, a “Fund Service Provider”) will disclose the Funds’ portfolio holdings to any person other than in accordance with the policy. Under the policy, neither a Fund, any Fund Service Provider, nor any of their affiliated persons may receive any compensation in any form, whether in cash or otherwise, in connection with the disclosure of portfolio holdings. A Fund Service Provider may provide portfolio holdings to third parties if such information has been included in the Funds’ public filings as required by the SEC or other filings, reports or disclosure documents as the SEC or other applicable regulatory authorities may require. The Advisor may post the following portfolio holdings on its website or any website maintained for the Funds or otherwise in a manner available to all shareholders: (1) no earlier than ten calendar days after the end of each month, the month-end top-ten portfolio holdings; and/or (2) no earlier than ten calendar days after the end of each calendar quarter, the complete quarter-end portfolio holdings. This information may then be separately provided to any person commencing the day after it is first published on the website. Such information shall remain available on the website at least until the Funds file with the SEC their annual/semi-annual shareholder report that includes such period or its report on Form N-PORT for the last month of the Fund’s first or third fiscal quarters.

Portfolio holdings information that is not filed with the SEC or not otherwise required to be disclosed by the SEC or other applicable regulatory authorities, may be provided to third parties only if a Fund has a legitimate business purpose for doing so, the third-party recipients are required to keep all portfolio holdings information confidential and are prohibited from trading on the information they receive. In order to ensure that the disclosure of a Fund’s non-public portfolio holdings is in the best interests of the Fund’s shareholders and to avoid any potential or actual conflicts of interest with the Fund Service Providers or other affiliated persons, disclosure to such third parties must be authorized by the Funds’ President and approved in advance by the applicable Fund’s Board. Under the policy, each Board is to receive information, on a quarterly basis, regarding any disclosures of non-public portfolio holdings information that were permitted during the preceding quarter. Such authorization, pre-approval and reporting is not required for disclosure by the Funds’ administrator to providers of auditing, custody, proxy voting and other services to the Funds, as well as rating and ranking organizations. In general, each recipient of non-public portfolio holdings information must sign a confidentiality and non-trading agreement, although this requirement will not apply when the recipient is otherwise subject to a duty of confidentiality.

Under the policy, the Funds’ President has authorized the release of information regarding the Funds’ portfolio holdings on a daily basis to providers of auditing, custody, proxy voting, legal and other services to the Funds, currently including:

(i)	State Street, in connection with the provision of services as the Funds’ custodian, administrator, transfer agent, securities lending agent and short sales lending agent;

(ii)	Third-party providers of proxy voting services, such as Institutional Shareholder Services Inc. (“ISS”) and mailing services such as Broadridge Financial Solutions, Inc. (“Broadridge”);

(iii)

PricewaterhouseCoopers LLP, the Funds’ independent registered public accountant, in connection with the provision of services related to the audit of the Funds’ financial statements and certain non-audit services;

(iv)	Third-party providers of pricing/analytical/reconciliation services, such as FT Interactive Data Corporation, FactSet, Bloomberg Valuation Service (BVAL) and Electra Information Systems;

(v)	Ratings and ranking organizations, such as Morningstar, Inc. and Lipper/Thomson Reuters;

(vi)	Faegre Drinker Biddle & Reath LLP, in connection with the provision of services as legal counsel to the Funds;

(vii)	Foreside Financial Group, LLC in connection with the provision of services related to the Funds’ compliance program;

(viii)

Barclays Capital Inc., BTIG LLC, J.P. Morgan Securities LLC and its affiliates, Goldman Sachs Execution and Clearing LP and Goldman, Sachs & Co., in connection with the performance of brokerage and options trading and related functions; and

(ix)	Third-party financial printers, such as Donnelley Financial Solutions.

INVESTMENT LIMITATIONS

Each Portfolio is subject to the following restrictions. The numbered restrictions are fundamental policies and may not be changed without the approval of the lesser of: (1) 67% of the voting securities of the affected Portfolio present at a meeting if the holders of more than 50% of the outstanding voting securities of the affected Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the affected Portfolio.

Each Portfolio (other than the Equity Income Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Global Secured Options Portfolio, High Yield Municipal Portfolio, Responsible ESG U.S. Equity Portfolio, Secured Options Portfolio, Short Term Tax Aware Fixed Income Portfolio and Women in Leadership U.S. Equity Portfolio) will not:

(1)	invest in commodities or commodity contracts, except that each Portfolio may invest in futures contracts and options;

(2)	purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;

(3)

make loans, except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitation described in investment limitation (9) below, and money market instruments, including bankers’ acceptances and commercial paper, and selling securities on a when issued, delayed settlement or forward delivery basis) which are publicly or privately distributed, and (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder;

(4)	purchase on margin or sell short, except as specified above in investment limitation (1);

(5)	purchase more than 10% of any class of the outstanding voting securities of any issuer;

(6)

issue senior securities, except that a Portfolio may borrow money in accordance with investment limitation (7) below, purchase securities on a when issued, delayed settlement or forward delivery basis and enter into reverse repurchase agreements;

(7)

borrow money, except as a temporary measure for extraordinary or emergency purposes, and then not in excess of 10% of its total assets at the time of the borrowing (entering into reverse repurchase agreements and purchasing securities on a when issued, delayed settlement or forward delivery basis are not subject to this investment limitation);

(8)

pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in the Prospectus and this SAI and in connection with entering into futures contracts, but the deposit of assets in a segregated account in connection with the writing of covered put and call options and the purchase of securities on a when issued, delayed settlement or forward delivery basis and collateral arrangements with respect to initial or variation margin for futures contracts will not be deemed to be pledges of a Portfolio’s assets or the purchase of any securities on margin for purposes of this investment limitation;

(9)

underwrite the securities of other issuers or invest more than an aggregate of 10% of the total assets of the Portfolio, at the time of purchase, in securities for which there are no readily available markets, including repurchase agreements which have maturities of more than seven days or, in the case of each Portfolio, securities subject to legal or contractual restrictions on resale;

(10)	invest for the purpose of exercising control over management of any company;

(11)	invest its assets in securities of any investment company, except in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act;

(12)

acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities; and

(13)	write or acquire options or interests in oil, gas or other mineral exploration or development programs.

Each Portfolio also will not:

(14)

with respect to 75% of its total assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities).

If a Portfolio’s borrowings are in excess of 5% (excluding overdrafts) of its total net assets, additional portfolio purchases will not be made until the amount of such borrowing is reduced to 5% or less.

With respect to the Quantitative International Equity Portfolio, Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Small Cap Equity Portfolio and Strategic Equity Portfolio, borrowings including reverse repurchase agreements and securities purchased on a when issued, delayed settlement or forward delivery basis may not exceed 33 1/3% of each Portfolio’s total net assets.

With respect to investment limitations (7) and (8), the Quantitative International Equity Portfolio may borrow money as a temporary measure for extraordinary or emergency purposes, enter into reverse repurchase agreements and purchase securities on a when-issued, delayed settlement or forward delivery basis, which activities may involve a borrowing, provided that the aggregate of such borrowings shall not exceed 33 1/3% of the value of the Portfolio’s total assets (including the amount borrowed) less liabilities (other than borrowings) and may pledge up to 33 1/3% of the value of its total assets to secure borrowings.

As a matter of policy which may be changed by the particular Fund’s Board without shareholder approval, with respect to limitation (12), the Portfolios will not invest more than 25% of the value of their respective total assets in instruments issued by U.S. banks.

In addition, with respect to investment limitation (12), (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

With regard to limitation (13), the purchase of securities of a corporation, a subsidiary of which has an interest in oil, gas or other mineral exploration or development programs shall not be deemed to be prohibited by the limitation.

As a matter of fundamental policy which may not be changed without shareholder approval, the Muni Intermediate Portfolio normally invests at least 80% of its net assets (including borrowings for investment purposes) in municipal obligations which pay interest that is exempt from regular Federal income tax, but may be subject to Federal alternative minimum tax for non-corporate investors in the Muni Intermediate Portfolio.

The Equity Income Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, High Yield Municipal Portfolio, Responsible ESG U.S. Equity Portfolio, Short Term Tax Aware Fixed Income Portfolio and Women in Leadership U.S. Equity Portfolio will not:

(1)	invest in commodities or commodity contracts, except that each Portfolio may invest in futures contracts and options;

(2)	purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;

(3)

make loans, except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitation described in investment limitation (9) below, and money market instruments, including bankers’ acceptances and commercial paper, and selling securities on a when issued, delayed settlement or forward delivery basis) which are publicly or privately distributed, and (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder;

(4)	purchase on margin or sell short, except as specified above in investment limitation (1);

(5)	purchase more than 10% of any class of the outstanding voting securities of any issuer;

(6)

issue senior securities, except that a Portfolio may borrow money in accordance with investment limitation (7) below, purchase securities on a when issued, delayed settlement or forward delivery basis and enter into reverse repurchase agreements;

(7)

borrow money, except as a temporary measure for extraordinary or emergency purposes, and then not in excess of 10% of its total assets at the time of the borrowing (entering into reverse repurchase agreements and purchasing securities on a when issued, delayed settlement or forward delivery basis are not subject to this investment limitation);

(8)

pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in the Prospectuses and this SAI and in connection with entering into futures contracts, but the deposit of assets in a segregated account in connection with the writing of covered put and call options and the purchase of securities on a when issued, delayed settlement or forward delivery basis and collateral arrangements with respect to initial or variation margin for futures contracts will not be deemed to be pledges of a Portfolio’s assets or the purchase of any securities on margin for purposes of this investment limitation;

(9)

underwrite the securities of other issuers or invest more than an aggregate of 15% of the total assets of the Portfolio, at the time of purchase, in securities for which there are no readily available markets, including repurchase agreements which have maturities of more than seven days or, in the case of each Portfolio, securities subject to legal or contractual restrictions on resale;

(10)	invest for the purpose of exercising control over management of any company;

(11)	invest its assets in securities of any investment company, except in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act;

(12)

acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s net assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities; and

(13)	write or acquire options or interests in oil, gas or other mineral exploration or development programs.

Each Portfolio also will not:

(14)

with respect to 75% of its total assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities).

If a Portfolio’s borrowings are in excess of 5% (excluding overdrafts) of its total net assets, additional portfolio purchases will not be made until the amount of such borrowing is reduced to 5% or less.

Borrowings including reverse repurchase agreements and securities purchased on a when issued, delayed settlement or forward delivery basis may not exceed 33 1/3% of each Portfolio’s total net assets.

In addition, with respect to investment limitation (12), (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

With regard to limitation (13), the purchase of securities of a corporation, a subsidiary of which has an interest in oil, gas or other mineral exploration or development programs shall not be deemed to be prohibited by the limitation.

As a matter of fundamental policy which may not be changed without shareholder approval, under normal circumstances, the High Yield Municipal Portfolio will invest at least 80% of the value of its net assets (including borrowings for investment purposes) in, or derive at least 80% of its income from, investments that pay interest that is exempt from regular Federal income tax but may be subject to Federal alternative minimum tax for non-corporate investors in the High Yield Municipal Portfolio.

The Global Secured Options Portfolio will not:

(1)	invest in commodities or commodity contracts, except that the Portfolio may invest in futures contracts, options, swaps and other derivative instruments;

(2)	purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;

(3)

make loans, except (1) by purchasing bonds, debentures or similar obligations (including repurchase agreements and money market instruments, including bankers’ acceptances and commercial paper, and selling securities on a when issued, delayed settlement or forward delivery basis) which are publicly or privately distributed, and (2) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder;

(4)	purchase more than 10% of any class of the outstanding voting securities of any issuer;

(5)	issue senior securities to the extent such issuance would violate applicable law;

(6)

borrow money, except (1) as a temporary measure for extraordinary or emergency purposes, and then not in excess of 10% of its total assets at the time of the borrowing (entering into reverse repurchase agreements, and purchasing securities on a when issued, delayed settlement or forward delivery basis are not subject to this investment limitation), (2) the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, and (3) the Portfolio may purchase securities on margin to the extent permitted by applicable law. Derivative transactions such as options, futures contracts and swaps are not considered to involve borrowings of money and are not subject to these restrictions;

(7)

pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in the Prospectus and this SAI and in connection with entering into futures contracts, but the deposit of assets in a segregated account in connection with futures, swaps, put and call options and the purchase of securities on a when issued, delayed settlement or forward delivery basis or other permitted investment techniques and collateral arrangements with respect to initial or variation margin for such transactions will not be deemed to be pledges or other encumbrance of the Portfolio’s assets or the purchase of any securities on margin for purposes of this investment limitation;

(8)	invest for the purpose of exercising control over management of any company;

(9)	invest its assets in securities of any investment company, except in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act;

(10)

acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities;

(11)	invest in interests in oil, gas or other mineral exploration or development programs;

(12)

with respect to 75% of its total assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities); and

(13)	underwrite the securities of other issuers, except to the extent that the sale of portfolio securities by the Portfolio may be deemed to be an underwriting.

As a matter of policy which may be changed by the Glenmede Fund’s Board without shareholder approval, the Portfolio will not invest more than an aggregate of 15% of the net assets of the Portfolio, at the time of purchase, in illiquid securities.

In addition, with respect to investment limitation (10), (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

With regard to limitation (11), the purchase of securities of a corporation, a subsidiary of which has an interest in oil, gas or other mineral exploration or development programs shall not be deemed to be prohibited by the limitation.

The Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio will not:

(a)	invest in commodities or commodity contracts, except that each Portfolio may invest in futures contracts, options, swaps and other derivative instruments;

(b)	purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;

(c)

make loans, except (1) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitation described in investment limitation (h) below, and money market instruments, including bankers’ acceptances and commercial paper, and selling securities on a when issued, delayed settlement or forward delivery basis) which are publicly or privately distributed, and (2) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder;

(d)	purchase more than 10% of any class of the outstanding voting securities of any issuer;

(e)	issue senior securities to the extent such issuance would violate applicable law;

(f)

borrow money, except (1) each Portfolio, to the extent permitted by applicable law, may borrow from banks (as defined in the 1940 Act), other affiliated investment companies and other persons, enter into reverse repurchase agreements, and purchase securities on a when issued, delayed settlement or forward delivery basis in amounts up to 33 1/3% of its total assets (including the amount borrowed), (2) each Portfolio may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (3) each Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, and (4) each Portfolio may purchase securities on margin to the extent permitted by applicable law. Short sales of securities as well as other derivative transactions such as futures contracts and swaps are not considered to involve borrowings of money and are not subject to these restrictions;

(g)

pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in the Prospectus and this SAI and in connection with entering into futures contracts, but the deposit of assets in a segregated account in connection with short sales, swaps, borrowings, the writing of covered put and call options and the purchase of securities on a when issued, delayed settlement or forward delivery basis or other permitted investment techniques and collateral arrangements with respect to initial or variation margin for such transactions will not be deemed to be pledges or other encumbrance of a Portfolio’s assets or the purchase of any securities on margin for purposes of this investment limitation;

(h)	invest for the purpose of exercising control over management of any company;

(i)	invest its assets in securities of any investment company, except in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act;

(j)

acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities;

(k)	write or acquire options or interests in oil, gas or other mineral exploration or development programs;

(l)

with respect to 75% of its total assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities); and

(m)	underwrite the securities of other issuers, except to the extent that the sale of portfolio securities by the Portfolio may be deemed to be an underwriting.

With respect to limitation (f)(1) asset coverage of at least 300% (as defined in the 1940 Act) inclusive of any amounts borrowed, must be maintained at all times. Borrowings of securities in connection with short sales and derivative transactions such as futures and swaps are not subject to this limitation.

Borrowings, including reverse repurchase agreements and securities purchased on a when issued, delayed settlement or forward delivery basis, may not exceed 33 1/3% of each Portfolio’s total net assets.

As a matter of policy which may be changed by the Glenmede Fund’s Board without shareholder approval, each Portfolio will not:

(1)	with respect to limitation (j), invest more than 25% of the value of its total assets in instruments issued by U.S. banks; or

(2)	invest more than an aggregate of 15% of the net assets of the Portfolio, at the time of purchase, in illiquid securities.

In addition, with respect to investment limitation (j), (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

With regard to limitation (k), the purchase of securities of a corporation, a subsidiary of which has an interest in oil, gas or other mineral exploration or development programs shall not be deemed to be prohibited by the limitation.

The Secured Options Portfolio will not:

(1)	invest in commodities or commodity contracts, except that the Portfolio may invest in futures contracts, options, swaps and other derivative instruments;

(2)	purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;

(3)

make loans, except (1) by purchasing bonds, debentures or similar obligations (including repurchase agreements and money market instruments, including bankers’ acceptances and commercial paper, and selling securities on a when issued, delayed settlement or forward delivery basis) which are publicly or privately distributed, and (2) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder;

(4)	purchase more than 10% of any class of the outstanding voting securities of any issuer;

(5)	issue senior securities to the extent such issuance would violate applicable law;

(6)

borrow money, except (1) as a temporary measure for extraordinary or emergency purposes, and then not in excess of 10% of its total assets at the time of the borrowing (entering into reverse repurchase agreements, and purchasing securities on a when issued, delayed settlement or forward delivery basis are not subject to this investment limitation), (2) the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, and (3) the Portfolio may purchase securities on margin to the extent permitted by applicable law. Derivative transactions such as options, futures contracts and swaps are not considered to involve borrowings of money and are not subject to these restrictions;

(7)

pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in the Prospectus and this SAI and in connection with entering into futures contracts, but the deposit of assets in a segregated account in connection with futures, swaps, put and call options and the purchase of securities on a when issued, delayed settlement or forward delivery basis or other permitted investment techniques and collateral arrangements with respect to initial or variation margin for such transactions will not be deemed to be pledges or other encumbrance of the Portfolio’s assets or the purchase of any securities on margin for purposes of this investment limitation;

(8)	invest for the purpose of exercising control over management of any company;

(9)	invest its assets in securities of any investment company, except in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act;

(10)

acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities;

(11)	invest in interests in oil, gas or other mineral exploration or development programs;

(12)

with respect to 75% of its total assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities); and

(13)	underwrite the securities of other issuers, except to the extent that the sale of portfolio securities by the Portfolio may be deemed to be an underwriting.

As a matter of policy which may be changed by the Glenmede Fund’s Board without shareholder approval, the Portfolio will not:

(a)	with respect to limitation (10), invest more than 25% of the value of its total assets in instruments issued by U.S. banks; or

(b)	invest more than an aggregate of 15% of the net assets of the Portfolio, at the time of purchase, in illiquid securities.

In addition, with respect to investment limitation (10), (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

With regard to limitation (11), the purchase of securities of a corporation, a subsidiary of which has an interest in oil, gas or other mineral exploration or development programs shall not be deemed to be prohibited by the limitation.

If a percentage restriction is adhered to at the time an investment is made, a later increase in percentage resulting from a change in value or assets will not constitute a violation of such restriction except as to limitations on borrowings.

MANAGEMENT OF THE FUNDS

Each Fund’s officers, under the supervision of the particular Board, manage the day-to-day operations of the Fund. The Board members set broad policies for each Fund and choose its officers. Each Fund’s Board member holds office until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such member and until the election and qualification of his/her successor, if any, elected at such meeting, or (ii) the date he or she dies, resigns or retires, or is removed by the particular Board or shareholders. Each Fund’s officers are elected by the particular Board and holds office for the term of one year and until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed, or becomes disqualified.

Board Members and Officers

The following is a list of the Board members and officers of each of the Funds, their ages, their principal occupations during the past five years, the number of portfolios that they oversee in the Funds’ complex, and other directorships they hold. The Funds are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Unless otherwise indicated below, the address of each Board member and officer is c/o State Street Bank and Trust Company, 1 Lincoln Street, Floor 8, SFC0805, Boston, MA 02111, Attention: Fund Administration Legal Department.

Name and Age	Positions with the Funds and Time Served	Principal Occupations(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Director- ships Held During Past 5 Years
Interested Directors/Trustees (1)
Susan W. Catherwood (2) Age: 79	Director of Glenmede Fund and Trustee of Glenmede Portfolios (since February 2007)	Director (since 1988) and Member of the Investment Review/Relationship Oversight Committee (since 2001), Compensation Committee (since 1993) and Nominating Committee (since 2018), Glenmede Trust; Director, The Glenmede Corporation (since 1988); Board Member, The Pew Charitable Trusts; Charter Trustee, The University of Pennsylvania; Chairman Emeritus, The University Museum of The University of Pennsylvania; Chairman of the Board of Managers, The Christopher Ludwick Foundation; Director: Thomas Skelton Harrison Foundation and The Catherwood Foundation; Fellow and formerly served on Finance and Investment Committees, and former Board member, College of Physicians of Philadelphia; Former Member and Chair, The Women’s Committee and Penn Museum Board of Overseers of the University of Pennsylvania; Former Board Chair, University of Pennsylvania Health System (1991-1999).	18	None

Mary Ann B. Wirts (2) Age: 71	Director of Glenmede Fund (since June 2020) and Trustee of Glenmede Portfolios (since June 2020)	Managing Director and Chief Administrative Officer of Glenmede Trust (until 2020); Managing Director and Chief Administrative Officer of Glenmede Investment Management LP (2006-2020); First Vice President and Managing Director of Fixed Income of Glenmede Advisers (2000-2006).	18	None

(1)	Interested Directors/Trustees are those Directors/Trustees who are “interested persons” of the Funds as defined in the 1940 Act.
(2)

Susan W. Catherwood and Mary Ann B. Wirts are considered to be “interested persons” of the Funds because of their current or prior affiliations with Glenmede Trust, the parent company of the Funds’ investment advisor, GIM, and/or their stock ownership in The Glenmede Corporation, of which GIM is an affiliate.

Name and Age	Positions with the Funds and Time Served	Principal Occupations(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Director- ships Held During Past 5 Years
Independent Directors/Trustees (3)
H. Franklin Allen, Ph.D.	Director of Glenmede Fund (since March 1991) and Trustee of	Vice Dean Research and Faculty of the Imperial College Business School (since 2019), Professor of Finance and Economics and Director of the Brevan Howard Centre for Financial Analysis at the Imperial College London (since 2014);	18	None

Name and Age	Positions with the Funds and Time Served	Principal Occupations(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Director- ships Held During Past 5 Years
Age: 66	Glenmede Portfolios (since May 1992)	Professor Emeritus of Finance, The Wharton School of The University of Pennsylvania since June 2016; Professor of Finance and Economics (1990-1994); Vice Dean and Director of Wharton Doctoral Programs (1990-1993); Employed by The University of Pennsylvania (from 1980-2016).

William L. Cobb, Jr. Age: 75	Director of Glenmede Fund and Trustee of Glenmede Portfolios (since February 2007) Chairman of the Funds (since December 2021)	Former Executive Vice President and Former Chief Investment Officer, The Church Pension Fund (defined benefit plan for retired clergy of the Episcopal Church) (1999-2014); Chair and Member, Investment Committee, The Minister and Missionaries Benefit Board of the American Baptist Church (until 2013); Vice Chairman, J.P. Morgan Investment Management (1994 - 1999).	18	Director, TCW Direct Lending LLC

Andrew Phillips Age: 60	Director of Glenmede Fund and Trustee of Glenmede Portfolios (since September 2022)	Adjunct Professor - College of Management (since 2021), Long Island University; Senior Performance Officer (2013 - 2015), Global Head of Institutional and Alternatives Product Strategy (2012 - 2013), Global Chief Performance Officer (2010 - 2012), Global Chief Operating Officer (2007 - 2010) and Managing Director - Americas Fixed Income Executive Team, BlackRock, Inc.	18	None

Harry Wong Age: 74	Director of Glenmede Fund and Trustee of Glenmede Portfolios (since February 2007)	Former Managing Director, Knight Capital Americas, L.P., an operating subsidiary of Knight Capital Group Inc. (investment banking) (2009 - 2011); Managing Director, Long Point Advisors, LLC (business consulting) (2003 - 2012); Senior Managing Director, ABN AMRO (investment banking) (1990-2002); Adjunct Faculty Member, Sacred Heart University (2003 - 2007).	18	None

(3)	Independent Directors/Trustees are those Directors/Trustees who are not “interested persons” of the Funds as defined in the 1940 Act.

Officers

Name, Address, and Age	Positions Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Kent E. Weaver 1650 Market Street, Suite 1200 Philadelphia, PA 19103 Age: 55	President of the Funds.	President of the Funds since November 2019.	President of Glenmede Investment Management LP (since 2021); Director of Client Service of Glenmede Investment Management LP (July 2015-2021).

Kimberly C. Osborne 1650 Market Street, Suite 1200 Philadelphia, PA 19103 Age: 56	Executive Vice President and Assistant Treasurer of the Funds.	Executive Vice President of the Funds since December 1997; Assistant Treasurer of the Funds since December 2020.	Client Service Manager of Glenmede Investment Management LP (since 2006). Vice President of Glenmede Trust and Glenmede Advisers (until 2008); Employed by Glenmede Trust (1993-2008) and Glenmede Advisers (2000-2008).

Christopher E. McGuire 1650 Market Street, Suite 1200 Philadelphia, PA 19103 Age: 49	Treasurer of the Funds.	Treasurer of the Funds since December 2019.	Director of Administration of Glenmede Investment Management LP (since October 2019); Managing Director, State Street Bank and Trust Company (2007-2019).

Michael P. Malloy One Logan Square Suite 2000 Philadelphia, PA 19103-6996 Age: 63	Secretary of the Funds.	Secretary of the Funds since January 1995.	Partner in the law firm of Faegre Drinker Biddle & Reath LLP.

Eimile J. Moore 3 Canal Plaza, Suite 100, 3rd Floor Portland, ME 04101 Age: 53	Chief Compliance Officer of the Funds.	Chief Compliance Officer of the Funds since December 2017.	Senior Principal Consultant, ACA Group (since 2011).

Daniel P. Bulger 1 Lincoln Street, Floor 8 Boston, MA 02111 Age: 56	Assistant Secretary of the Funds.	Assistant Secretary of the Funds since December 2022.	Vice President and Counsel, State Street Bank and Trust Company (since 2016)

Rebecca Tran Savage 1 Lincoln Street, Floor 8 Boston, MA 02111 Age: 41	Assistant Secretary of the Funds.	Assistant Secretary of the Funds since December 2022	Assistant Vice President and Associate Counsel, State Street Bank and Trust Company (Since May 2022)

The Boards believe that each Director’s/Trustee’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Directors/Trustees lead to the conclusion that each Director/Trustee should serve in such capacity.

Among the attributes common to all Directors/Trustees is the ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Directors/Trustees, the Advisor, Sub-Advisor, other service providers, legal counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Directors/Trustees. A Director’s/Trustee’s ability to perform his or her duties effectively may have been attained through such person’s business, consulting and/or academic positions; experience as a board member of the Funds, other investment funds, or non-profit entities or other organizations; education or professional training; and/or other life experiences. In addition to these shared characteristics, set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Director/Trustee:

H. Franklin Allen, Ph.D.:	Dr. Allen has substantial experience in the areas of finance and economics through his educational background and position for many years as a professor of finance and economics at The Wharton School of The University of Pennsylvania and most recently as Vice Dean of Research and Faculty of the Imperial College London Business School and Professor of Finance and Economics and Director of the Brevan Howard Centre for Financial Analysis at the Imperial College London.

Susan W. Catherwood:	Ms. Catherwood has substantial business, finance and investment management experience through her board and committee positions with the parent companies of the Advisor and her board and/or executive positions with academic entities, charitable foundations and companies.

William L. Cobb, Jr.:	Mr. Cobb has substantial investment management and business experience through his senior executive, chief investment officer and/or investment committee positions with private and non-profit entities, as a senior executive officer of a global investment management firm and most recently as a board member of a business development company.

Andrew Phillips:	Mr. Phillips has substantial investment management and business experience through his executive positions with a major investment management firm.

Mary Ann B. Wirts:	Mrs. Wirts has substantial business, financial services and investment management experience through her senior executive positions with the Advisor and its parent companies.

Harry Wong:	Mr. Wong has substantial finance, investment banking and capital markets experience through his positions as an executive in investment banking businesses.

Specific details regarding each Director’s/Trustee’s term of office as a Director/Trustee with the Funds and principal occupations during at least the past five years are included in the table above.

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Funds rests with the Boards. The Funds have engaged an investment adviser and a sub-investment adviser (collectively, “investment advisers”) to manage their Portfolios on a day-to-day basis. The Boards are responsible for overseeing the investment advisers and other service providers in the operations of the Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Funds’ Charters and By-laws. Each Board is currently composed of the same six members, four of whom are Independent Directors/Trustees. The Boards meet in-person at regularly scheduled meetings four times each year. In addition, the Boards may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. The Boards may also meet via videoconference. The Boards and the Independent Directors/Trustees have access to the Funds’ Chief Compliance Officer (“CCO”), the Funds’ independent registered public accounting firm and independent legal counsel for consultation to assist them in performing their oversight responsibilities. As described below, the Boards have each established an Audit Committee, Valuation Committee, and Nominating Committee and may establish ad hoc committees or working groups from time to time to assist the Boards in fulfilling their oversight responsibilities.

The Boards have appointed William L. Cobb, Jr., an Independent Director/Trustee, to serve in the role of Chairman of the Boards. The Chairman’s role is to preside at all meetings of the Boards and to act as liaison with the investment advisers, other service providers, counsel and other Directors/Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Boards from time to time. The Boards review their leadership structures during their periodic self-assessments and based on that review, have determined that the Boards’ leadership structures are appropriate because they allow the Boards to exercise informed judgment over matters under their purview and they allocate areas of responsibility among committees of the Boards and the full Boards in a manner that enhances effective oversight.

The Funds are subject to a number of risks, including investment, compliance, operational and valuation risks, among others. Risk oversight forms part of the Boards’ general oversight of the Funds and is addressed as part of the Boards’ and their committees’ various activities. Day-to-day risk management functions are included within the responsibilities of the investment advisers and other service providers (depending on the nature of the risk), which carry out the Funds’ investment management and business affairs. The investment advisers and other service providers employ a variety of processes, procedures and controls to identify various events or circumstances that give rise to risks, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each of the investment advisers and other service providers have their own independent interests in risk management, and their policies and methods of risk management will depend on their functions and business models. The Boards recognize that it is not possible to identify all of the risks that may affect the Funds or to develop processes and controls to eliminate or mitigate their occurrence or effects. The Boards require senior officers of the Funds, including the President, Chief Financial Officer and CCO and the investment advisers, to report to the full Boards on a variety of matters at each regular meeting of the Boards, including matters relating to risk management. The Boards also receive reports from certain of the Funds’ other primary service providers on regular basis, including State Street as the Funds’ custodian, administrator, transfer agent and securities lending agent. The Funds’ CCO meets in executive session with the Boards at each regularly scheduled meeting and meets separately with the Independent Directors/Trustees at least annually to discuss relevant risk issues affecting the Funds. In addition, the CCO reports to the Chairman of the Audit Committees between meetings to discuss compliance related matters. The Audit Committees also receive regular reports from the Funds’ independent registered public accounting firm on internal control and financial reporting matters. The Boards and Independent Directors/Trustees meet with the Funds’ independent legal counsel each quarterly meeting and have access to legal counsel for consultation concerning any issues that may occur between regularly scheduled meetings. The Boards may, at any time and in their discretion, change the manner in which they conduct risk oversight.

Standing Board Committees

Dr. Allen and Messrs. Cobb, Phillips and Wong (Chairman) and Mmes. Catherwood, and Wirts serve on each Audit Committee of the Boards. The Audit Committees operate under a written charter approved by the Boards. The purposes of the Audit Committees include overseeing the accounting and financial reporting processes of the Funds and the audits of the Funds’ financial statements. Accordingly, the Committees assist the Boards in their oversight of (i) the integrity of the Funds’ financial statements; (ii) the independent accountants’ qualifications and independence; and (iii) the performance of the Funds’ internal audit function and independent accountants. The Audit Committees met two times during the fiscal year ended October 31, 2022.

Dr. Allen (Chairman) and Messrs. Cobb, Phillips, Wong, Weaver and McGuire and Mmes. Catherwood, Osborne and Wirts serve on each Valuation Committee of the Boards. The Funds’ Valuation Committees, or under certain circumstances the Valuation Committees’ Chairman or his designee, determine, in consultation with the Funds’ administrator and investment advisers, the fair value of certain securities pursuant to procedures adopted by the Boards. The Glenmede Fund’s Valuation Committee did not meet during the fiscal year ended October 31, 2022 but was apprised of the fair value events that occurred over the course of the year at each of the quarterly Board meetings by the Advisor.

Dr. Allen (Chairman) and Messrs. Cobb, Wong and Phillips serve on each Nominating Committee of the Boards. The Funds’ Nominating Committees, among other things, nominate persons to fill vacancies on the Boards and Board Committees. The Nominating Committees will consider nominees recommended by shareholders. Recommendations should be submitted to the appropriate Nominating Committee in care of the Funds’ Secretary. The Nominating Committees met four times during the fiscal year ended October 31, 2022.

Director/Trustee Ownership of Fund Shares

The following table shows the Directors’/Trustees’ ownership of each Portfolio of each Fund and in all Portfolios of the Funds overseen by the Directors/Trustees, as of December 31, 2022.

Name of Director/Trustee	Dollar Range of Equity Securities in each Portfolio of each Fund		Aggregate Dollar Range of Equity Securities in All Portfolios in the Fund Complex

Interested Directors/Trustees

Susan W. Catherwood	None		None

Mary Ann B. Wirts	Core Fixed Income Portfolio Quantitative U.S. Large Cap Core Equity Portfolio	Over $100,000 $50,001-$100,000	Over $100,000

Independent Directors/Trustees

H. Franklin Allen, Ph.D.	None		None

William L. Cobb, Jr.	Quantitative U.S. Large Cap Core Equity Portfolio	Over $100,000	Over $100,000

Andrew Phillips	None		None

Harry Wong	None		None

Remuneration of Board Members

As of January 1, 2023, the annual fee for each Glenmede Fund Board member, other than officers of the Advisor, is $104,000. In addition, to the annual fee, the Glenmede Fund pays each Board member, other than officers of the Advisor, $5,000 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings, the Audit Committee Chairman receives an annual fee of $10,000 for his service as Chairman of the Audit Committee and the Chairman of the Board receives an annual fee of $15,000 for his service as Chairman of the Board. The Glenmede Portfolios pays each Board member, other than officers of the Advisor, an annual fee of $6,000 per year and out-of-pocket expenses incurred in attending Board meetings. Board members receive no compensation as members of the Audit, Valuation or Nominating Committees. The officers of the Funds receive no compensation as officers from the Funds.

Set forth in the table below is the compensation received by Board members for the fiscal year ended October 31, 2022.

Name of Person, Position*	Aggregate Compensation* from Glenmede Fund	Aggregate Compensation* from Glenmede Portfolios	Pension or Retirement Benefits Accrued as Part of Funds’ Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation* from the Fund Complex**
Interested Directors/Trustees
Susan W. Catherwood, Director/Trustee	$117,342	$6,000	None	None	$123,342
Mary Ann B. Wirts, Director/Trustee	$122,342	$6,000	None	None	$128,342
Independent Directors/Trustees
H. Franklin Allen, Ph.D., Director/Trustee	$124,195	$6,000	None	None	$130,195
William L. Cobb, Jr., Director/Trustee	$136,774	$6,000	None	None	$142,774
Gail E. Keppler, Director/Trustee***	$60,365	$3,000	None	None	$63,365
Harry Wong, Director/Trustee	$132,978	$6,000	None	None	$138,978
Andrew Phillips, Director/Trustee ****	$62,266	$3,000	None	None	$65,266

*	Compensation includes reimbursement of out-of-pocket expenses incurred in attending Board meetings, where applicable.
**	Includes $6,000 annual fee for service on the Board of Trustees of Glenmede Portfolios.
***	As of June 9, 2022, Ms. Keppler retired as a Director/Trustee of the Funds.
****	As of September 8, 2022, Mr. Phillips was appointed Director/Trustee of the Funds.

Code of Ethics

The Funds, the Advisor and the Sub-Advisor have each adopted codes of ethics that permit personnel subject to the codes to invest in securities including securities that may be purchased or held by each Fund.

Proxy Voting Procedures

The Funds have delegated proxy voting responsibilities to the Advisor, subject to the Boards’ general oversight. In delegating proxy responsibilities, the Boards have directed that proxies be voted consistent with the Funds’ and their shareholders best interests and in compliance with all applicable proxy voting rules and regulations. The Advisor has adopted its own proxy voting policies and guidelines for this purpose (collectively, the “Proxy Voting Procedures”). The Proxy Voting Procedures address, among other things, material conflicts of interest that may arise between the interests of the Funds and the interests of the Advisor and its affiliates. The Proxy Voting Procedures are provided in Appendix B of this SAI.

Information regarding how the Funds voted proxies, if any, relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, upon request, by calling 1-800-442-8299, and on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisor and Sub-Advisor

GIM, with principal offices at One Liberty Place, 1650 Market Street, Suite 1200, Philadelphia, Pennsylvania 19103, currently serves as the investment advisor to each Portfolio. GIM, a limited partnership, is wholly-owned by Glenmede Trust. As of December 31, 2022, GIM and its affiliated companies had over $40.5 billion in assets in the accounts for which they serve in various capacities, including as executor, trustee or investment advisor.

The Investment Advisory Agreements will continue in effect from year to year provided their continuance is approved annually (i) by the holders of a majority of each Portfolio’s outstanding voting securities or by the Board and (ii) by a majority of the Directors/Trustees who are not parties to each Investment Advisory Agreement or interested persons of any such party. Each Investment Advisory Agreement may be terminated on 60 days’ written notice by any such party and will terminate automatically if assigned.

The names and position with GIM of the principal executive officers and each director of GIM are as follows. The address for each is c/o GIM, One Liberty Place, 1650 Market Street, Suite 1200, Philadelphia, PA 19103.

Name	Position with GIM
Gordon B. Fowler	Managing Director and Chief Executive Officer
Raj Tewari	Managing Director and Chief Operating Officer
Kent E. Weaver	Managing Director and President
Peter J. Zuleba	Managing Director and Director of Investment Management
John F. McCabe	Managing Director and General Counsel

GIM is wholly-owned by Glenmede Trust as both its only limited partner and as the sole owner of GIM’s only general partner, Gatepost Partners, LLC. Glenmede Trust, a nationally-chartered trust company, provides fiduciary and investment services to endowment funds, foundations, employee benefit plans and other institutions and individuals. Glenmede Trust is a wholly-owned subsidiary of The Glenmede Corporation. Glenmede Trust, Gatepost Partners, LLC and The Glenmede Corporation are located at One Liberty Place, 1650 Market Street, Suite 1200, Philadelphia, Pennsylvania 19103.

AllianceBernstein serves as the sub-advisor to the High Yield Municipal Portfolio. AllianceBernstein has its principal place of business at 501 Commerce Street, Nashville, TN 37203. AllianceBernstein was formed as a master limited partnership organized under the laws of the State of Delaware and is registered as an investment advisor under the Investment Advisers Act of 1940, as amended.

AllianceBernstein is a publicly-traded limited partnership and its majority owner is Equitable Holdings, Inc. (“EQH”), a leading financial services company consisting of two principal franchises: Equitable Life and AllianceBernstein. EQH has held majority ownership in AllianceBernstein for more than 30 years, and as of September 30, 2022, it held an approximately 63.0% economic ownership stake. As of December 31, 2022, AllianceBernstein had approximately $646 billion in assets under management.

Set forth below are the names and titles of the principal executive officers and directors of AllianceBernstein. The address for each individual is c/o AllianceBernstein L.P., 501 Commerce Street, Nashville, TN 37203.

Name	Position with AllianceBernstein
Seth P. Bernstein	Director, President and Chief Executive Officer
Kate Burke	Chief Operating Officer and Chief Financial Officer
Mark Manley	General Counsel and Global Head of Compliance
Karl Sprules	Head of Global Technology and Operations
Onur Erzan	Head of Global Client Group and Head of Private Wealth
Joan Lamm-Tennant	Chair of the Board
Nella Domenici	Director
Jeffrey Hurd	Director
Daniel G. Kaye	Director
Nick Lane	Director
Kristi Matus	Director
Das Narayandas	Director
Mark Pearson	Director
Charles Stonehill	Director
Todd Walthall	Director

The Portfolios pay management fees to the Advisor for its investment advisory services, calculated daily and paid monthly, at the following annual percentage rates of the Portfolio’s average daily net assets, as shown in the following table:

Portfolio	Percentage of Average Daily Net Assets
Quantitative U.S. Large Cap Core Equity Portfolio	0.55%
Quantitative U.S. Large Cap Growth Equity Portfolio	0.55%
Quantitative U.S. Large Cap Value Equity Portfolio	0.55%[1]
Quantitative U.S. Small Cap Equity Portfolio	0.55%[1]
Quantitative International Equity Portfolio	0.75%[2]
Responsible ESG U.S. Equity Portfolio	0.55%[1]
Women in Leadership U.S. Equity Portfolio	0.55%[1]
Quantitative U.S. Long/Short Equity Portfolio	1.20%[3]
Quantitative U.S. Total Market Equity Portfolio	1.20%[3]
Strategic Equity Portfolio	0.55%
Equity Income Portfolio	0.55%[1]

Portfolio	Percentage of Average Daily Net Assets
Small Cap Equity Portfolio	0.55%
Secured Options Portfolio	0.55%
Global Secured Options Portfolio	0.55%[2]
Core Fixed Income Portfolio	0.35%
Muni Intermediate Portfolio	N/A [4]
Short Term Tax Aware Fixed Income Portfolio	0.35%[5]
High Yield Municipal Portfolio	0.57%[6]

[1]

The Advisor has contractually agreed, until at least February 29, 2024, to waive all or a portion of its investment advisory fees and/or reimburse expenses (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes) to the extent that the Quantitative U.S. Large Cap Value Equity, Quantitative U.S. Small Cap Equity, Responsible ESG U.S. Equity, Women in Leadership U.S. Equity, and Equity Income Portfolios’ total annual operating expenses, as a percentage of such Portfolio’s average daily net assets, exceed 0.85% of such Portfolio’s average daily net assets. The Advisor is not entitled to collect or make a claim for waived fees or reimbursed expenses at any time in the future. You will be notified if the waivers are discontinued after that date.

[2]

The Advisor has contractually agreed, until at least February 29, 2024, to waive all or a portion of its investment advisory fees and/or reimburse expenses (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes) to the extent that the Quantitative International Equity and Global Secured Options Portfolios’ total annual operating expenses, as a percentage of such Portfolio’s average daily net assets, exceed 1.00% of such Portfolio’s average daily net assets. The Advisor is not entitled to collect or make a claim for waived fees or reimbursed expenses at any time in the future. You will be notified if the waivers are discontinued after that date.

[3]

The Advisor has contractually agreed, until at least February 29, 2024, to waive a portion of its advisory fees so that the management fees for the Quantitative U.S. Long/Short Equity and Quantitative U.S. Total Market Equity Portfolios are 0.85% of each such Portfolio’s average daily net assets. GIM has also contractually agreed to waive an additional portion of its advisory fees and/or reimburse the Portfolios to the extent that total annual Portfolio operating expenses, as a percentage of the Portfolio’s average daily net assets, exceed 1.25% of the average daily net assets of the Quantitative U.S. Long/Short Equity Portfolio’s Advisor Shares, 1.05% of the average daily net assets of the Quantitative U.S. Long/Short Equity Portfolio’s Institutional Shares and 1.25% of the average daily net assets of the Quantitative U.S. Total Market Equity Portfolio (excluding Acquired Fund fees and expenses, short-sale dividends, prime broker interest, brokerage commissions, taxes, interest, and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 29, 2024. You will be notified if the waivers are discontinued after that date. The Advisor is not entitled to collect or make a claim for waived fees or reimbursed expenses at any time in the future.

[4]	As noted in the Prospectus, the Advisor does not receive any fee from the Muni Intermediate Portfolio for its investment services.
[5]

The Advisor has contractually agreed, until at least February 29, 2024, to waive all or a portion of its investment advisory fees and/or reimburse expenses (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes) to the extent that the Short Term Tax Aware Fixed Income Portfolio’s total annual operating expenses, as a percentage of the Portfolio’s average daily net assets, exceed 0.55% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor is not entitled to collect or make a claim for waived fees or reimbursed expenses at any time in the future. You will be notified if the waivers are discontinued after that date.

[6]

Prior to May 9, 2022, the management fee rate was 0.65%. During the year ended February 28, 2023, the Advisor had contractually agreed to waive its management fees and/or reimburse expenses to the extent that the High Yield Municipal Portfolio’s total annual operating expenses exceeded 1.00% of such Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). Effective March 1, 2023, the Advisor determined to allow the waiver/reimbursement agreement to expire, as the reductions to the Portfolo’s management fee rate reduced the Portfolio’s total annual operating expenses below 1.00%.

The following table sets forth the total management fees paid by each Portfolio over the past three fiscal years.

Portfolio	Total Management Fees for Fiscal Year ended October 31, 2022	Total Waived/ Reimbursed for Fiscal Year ended October 31, 2022	Total Management Fees for Fiscal Year ended October 31, 2021	Total Waived/ Reimbursed for Fiscal Year ended October 31, 2021	Total Management Fees for Fiscal Year ended October 31, 2020	Total Waived/ Reimbursed for Fiscal Year ended October 31, 2020
Quantitative U.S. Large Cap Core Equity Portfolio	$6,615,381	$0	$7,588,526	$0	$9,331,142	$0
Quantitative U.S. Large Cap Growth Equity Portfolio	$12,995,994	$0	$12,444,966	$0	$16,372,897	$0
Quantitative U.S. Large Cap Value Equity Portfolio	$13,106	$(33,711)	$12,153	$(35,371)	$10,431	$(34,236)
Quantitative U.S. Small Cap Equity Portfolio	$8,238	$(39,523)	$7,827	$(37,040)	$5,412	$(37,211)
Quantitative International Equity Portfolio	$227,352	$(81,426)	$376,729	$(92,575)	$925,327	$(184,783)
Responsible ESG U.S. Equity Portfolio	$158,653	$(47,697)	$162,791	$(58,167)	$126,677	$(45,224)
Women in Leadership U.S. Equity Portfolio	$135,183	$(49,722)	$151,033	$(51,809)	$118,040	$(49,978)
Quantitative U.S. Long/Short Equity Portfolio	$742,885	$(246,812)	$929,454	$(282,785)	$2,017,352	$(604,853)
Quantitative U.S. Total Market Equity Portfolio	$534,025	$(165,351)	$410,408	$(136,648)	$529,737	$(224,628)
Strategic Equity Portfolio	$1,250,486	$0	$1,414,612	$0	$1,367,720	$0
Equity Income Portfolio	$121,580	$(27,068)	$117,153	$(53,569)	$118,164	$(41,334)
Small Cap Equity Portfolio	$7,387,860	$0	$7,816,936	$0	$8,738,666	$0
Secured Options Portfolio	$2,601,151	$0	$2,302,449	$0	$3,002,857	$0
Global Secured Options Portfolio	$102,596	$(40,826)	$73,346	$(39,838)	$33,806	$(69,559)
Core Fixed Income Portfolio	$1,315,910	$0	$1,503,289	$0	$1,653,082	$0
Muni Intermediate Portfolio*	N/A	N/A	N/A	N/A	N/A	N/A
Short Term Tax Aware Fixed Income Portfolio	$198, 122	$(37,879)	$186,994	$(48,494)	$190,241	$(42,095)
High Yield Municipal Portfolio	$1,511,778	$(63,806)	$1,750,547	$(23,408)	$1,417,801	$(41,815)

*	As noted in the Prospectus, the Advisor does not receive any fee from the Muni Intermediate Portfolio for its investment services.

Additionally, many shareholders in the Portfolios may be clients of Glenmede Trust or an Affiliate and, as clients, pay fees which vary depending on the capacity in which Glenmede Trust or an Affiliate provides fiduciary and investment services to the particular client. Such services may include personal trust, estate settlement, advisory, and custodian services. For example, for advisory services, Glenmede Trust charges its clients up to 1% on the first $3 million of principal, 0.75% on the next $2 million of principal, and 0.50% on the next $15 million of principal. An additional 0.25% administrative service fee is charged on accounts below $3 million. For accounts in excess of $10 million of principal, the fee would be determined by special analysis.

Portfolio Managers

Set forth below is information regarding the individuals identified in the Funds’ Prospectuses as primarily responsible for the day- to-day management of the Funds’ Portfolios (“Portfolio Managers”).

As of October 31, 2022, the Portfolio Managers were also primarily responsible for the day-to-day management of certain types of other portfolios and/or accounts, as indicated in the table below:

Glenmede Investment Management LP	Type of Accounts	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed with Performance- Based Advisory Fees	Total Assets Managed with Performance- Based Advisory Fees
Stephen J. Mahoney	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	None None 173	0 0 $831,865,472	None None None	0 0 0
Vladimir de Vassal	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	None 1 321	0 $7,243,284 $1,123,562,056	None None None	0 0 0
Paul T. Sullivan	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	None 1 321	0 $7,243,284 $1,123,562,056	None None None	0 0 0
Alexander R. Atanasiu	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	None 1 321	0 $7,243,284 $1,123,562,056	None None None	0 0 0
Amy T. Wilson	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	None None 14	0 0 $103,644,167	None None None	0 0 0
John R. Kichula	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	None None 908	0 0 $926,760,194	None None None	0 0 0
Sean Heron	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	None None 86	0 0 $223,502,056	None None None	0 0 0
Stacey Gilbert	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	None None 86	0 0 $223,502,056	None None None	0 0 0
Mark Livingston	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	None None 908	0 0 $926,760,194	None None None	0 0 0
Jordan L. Irving	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	None None 27	0 0 $290,747,461	None None None	0 0 0

Glenmede Investment Management LP	Type of Accounts	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed with Performance- Based Advisory Fees	Total Assets Managed with Performance- Based Advisory Fees
Robert M. Daly	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	None None 1,519	0 0 $2,956,879,448	None None None	0 0 0
J. Douglas Wilson	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	None None 1,346	0 0 $2,125,013,976	None None None	0 0 0
David M. Joyce	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	None None 1,346	0 0 $2,125,013,976	None None None	0 0 0
Matthew F. Shannon	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	None None 27	0 0 $290,747,461	None None None	0 0 0
Matthew J. Norton	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	29 11 5,762	$21,533,000,000 $6,190,000,000 $23,342,000,000	0 0 3	$0 0 162,000,000
Andrew D. Potter	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	29 11 5,762	$21,533,000,000 $6,190,000,000 $23,342,000,000	0 0 3	$0 0 162,000,000

The following table sets forth the dollar range of equity securities beneficially owned by each Portfolio Manager in the Portfolio(s) that he or she manages as of December 31, 2022:

Portfolio/Portfolio Manager	Dollar Range of Shares Beneficially Owned
Quantitative U.S. Large Cap Core Equity Portfolio
Vladimir de Vassal, CFA	$500,001-$1,000,000
Paul T. Sullivan, CFA	$100,001-$500,000
Alexander R. Atanasiu, CFA	$500,001-$1,000,000
Quantitative U.S. Large Cap Growth Equity Portfolio
Vladimir de Vassal, CFA	None
Paul T. Sullivan, CFA	None
Alexander R. Atanasiu, CFA	None
Quantitative U.S. Large Cap Value Equity Portfolio
Vladimir de Vassal, CFA	$10,001-$50,000
Paul T. Sullivan, CFA	None
Alexander R. Atanasiu, CFA	None
Quantitative U.S. Small Cap Equity Portfolio
Vladimir de Vassal, CFA	$10,001-$50,000
Paul T. Sullivan, CFA	None
Alexander R. Atanasiu, CFA	None
Quantitative International Equity Portfolio
Vladimir de Vassal, CFA	None
Paul T. Sullivan, CFA	None
Alexander R. Atanasiu, CFA	None
Responsible ESG U.S. Equity Portfolio
Vladimir de Vassal, CFA	$10,001-$50,000
Paul T. Sullivan, CFA	None
Alexander R. Atanasiu, CFA	None
Amy T. Wilson, CFA	None
Women in Leadership U.S. Equity Portfolio
Vladimir de Vassal, CFA	$10,001-$50,000
Paul T. Sullivan, CFA	None
Alexander R. Atanasiu, CFA	None
Amy T. Wilson, CFA	None

Quantitative U.S. Long/Short Equity Portfolio
Vladimir de Vassal, CFA	$50,001-$100,000
Paul T. Sullivan, CFA	$50,001-$100,000
Alexander R. Atanasiu, CFA	None
Quantitative U.S. Total Market Equity Portfolio
Vladimir de Vassal, CFA	$50,001-$100,000
Paul T. Sullivan, CFA	$10,001-$50,000
Alexander R. Atanasiu, CFA	None
Strategic Equity Portfolio
John R. Kichula	Over $1,000,000
Mark Livingston, CFA	$500,001-$1,000,000
Equity Income Portfolio
John R. Kichula	None
Mark Livingston, CFA	None
Small Cap Equity Portfolio
Matthew F. Shannon, CFA	$100,001-$500,000
Jordan L. Irving	$100,001-$500,000
Global Secured Options Portfolio
Sean Heron, CFA	None
Stacey Gilbert	None
Secured Options Portfolio
Sean Heron, CFA	$500,001-$1,000,000
Stacey Gilbert	None
Core Fixed Income Portfolio
Stephen J. Mahoney	None
Robert M. Daly	None
Muni Intermediate Portfolio
Robert M. Daly	None
J. Douglas Wilson	None
David M. Joyce	None
Short Term Tax Aware Fixed Income Portfolio
Robert M. Daly	None
J. Douglas Wilson	None
David M. Joyce	None
High Yield Municipal Portfolio
Matthew J. Norton	None
Andrew D. Potter	None

The compensation package for the GIM Portfolio Managers is comprised of a base salary, annual bonus and participation in a long-term equity plan of The Glenmede Corporation. The base salary is based on a combination of factors including the Portfolio Manager’s experience, expertise, and competitive market rates. The annual bonus payment is based on a combination of the annual pre-tax financial performance of The Glenmede Corporation, revenue generated from investment management fees and achievement of non-financial strategic goals. The Glenmede Corporation’s equity plan provides an opportunity for senior management to build equity in the parent company through options and restricted stock. Participation is based on position, experience and expertise.

Compensation for AllianceBernstein’s investment professionals – portfolio managers, analysts, and traders — is designed to align with AllianceBernstein’s mission and values: generating better investment outcomes for our clients while promoting responsibility and stewardship.

Incentive Compensation Significant Component: Portfolio managers, analysts and traders receive base compensation, incentive compensation and retirement contributions. While both overall compensation levels and the splits between base and incentive compensation vary from year to year, incentive compensation is a significant part of overall compensation. For example, for our portfolio managers, the bonus component averages approximately 60-80% of their total compensation each year. Part of each professional’s annual incentive compensation is normally paid through an award under the firm’s Incentive Compensation Award Plan (ICAP). The ICAP awards vest over a three-year period. We believe this helps our investment professionals focus appropriately on long-term client objectives and results.

Determined by Both Quantitative and Qualitative Factors: Total compensation for our investment professionals is determined by both quantitative and qualitative factors. For portfolio managers, the most significant quantitative component focuses on measures of absolute and relative investment performance in client portfolios. Relative returns are evaluated using both the Strategy’s primary benchmark and peers over one-, three- and five-year periods, with more weight given to longer time periods. We also assess the risk pattern of performance, both absolute and relative to peers.

Qualitative Component Includes Responsibility-Related Objectives: The qualitative component of compensation for portfolio managers incorporates the manager’s broader contributions to overall investment processes and our clients’ success. Because we deeply believe as a firm that ESG factors present both investment risks and opportunities, every AllianceBernstein portfolio manager has goals that promote the integration of ESG and sustainability in our investment processes. The exact goals will vary depending on the individual’s role and responsibilities, but typical goals for portfolio managers include discussion of ESG or sustainability risks and opportunities at research reviews and the integration of these factors in portfolio decision making.

Other aspects of qualitative objectives for our portfolio managers include thought leadership, collaboration with other investment professionals at the firm, contributions to risk-adjusted returns in other portfolios, building a strong, diverse, and inclusive talent pool, mentoring newer investment professionals, being a good corporate citizen, and the achievement of personal goals. The qualitative portion is determined by individual goals set at the beginning of the year, with measurement and feedback on how those goals are being achieved provided at regular intervals. Other factors that can play a part in determining portfolio managers’ compensation include complexity of investment strategies managed.

Research Analysts: At AllianceBernstein, research professionals have compensation and career opportunities that reflect a stature equivalent to their portfolio manager peers. Compensation for our research analysts is also heavily incentive-based and aligned with results generated for client portfolios. Criteria used include how well the analyst’s research recommendations performed, the breadth and depth of his or her research knowledge, the level of attentiveness to forecasts and market movements, and the analyst’s willingness to collaborate and contribute to the overall intellectual capital of the firm.

Responsibility-Related Objectives for our Research Analysts: Like our portfolio managers, our fundamental research analysts also have goals related to ESG analysis and integration. For our analysts, these typically focus on providing assessments of ESG and sustainability factors in their research and recommendations, engaging with issuers for insight and action on ESG and sustainability topics, and documenting these engagements in our ESIGHT platform.

Traders: Traders are critically important to generating results in client accounts. As such, compensation for our traders is highly competitive and heavily incentive-based. Our portfolio managers and Heads of Trading evaluate traders on their ability to achieve best execution and add value to client portfolios through trading. We also incentivize our fixed income traders to continually innovate for clients, encouraging them to continue developing and refining new trading technologies to enable AllianceBernstein to effectively address liquidity conditions in the fixed income markets for our clients.

Assessments of all investment professionals are formalized in a year-end review process that includes 360-degree feedback from other professionals from across the investment teams and firm. We have designed our compensation program to attract and retain the highest-caliber employees while aligning with our firm’s deeply held values of responsibility and stewardship. We incorporate multiple sources of industry benchmarking data to ensure our compensation is highly competitive and fully reflects each individual’s contributions in achieving client objectives.

The Portfolio Managers may manage other accounts with investment strategies similar to those of the Portfolios of the Funds, which may suggest the potential for conflicts of interests relating to cross trading, allocation of investment opportunities, and aggregation and allocation of trades. In addition, GIM and the Sub-Advisor may charge varying fees to different accounts managed by their respective Portfolio Managers. Shareholders should be aware that, as with any group of portfolios and accounts managed by an investment advisor pursuant to varying fee arrangements, including performance or other incentive-based fee arrangements, there is the potential for a conflicts of interest that may result in the Portfolio Managers’ favoring those portfolios or accounts with higher or incentive-based arrangements. However, the Funds do not anticipate that management by a Portfolio’s Portfolio Manager of other accounts with similar investment strategy or different fee arrangement would conflict with management of any of the Portfolios of the

Funds because conflicts of interest of this type are minimized by GIM’s and the Sub-Advisor’s respective investment management decision-making process and trade allocation policy. In addition, the Funds have adopted policies limiting the circumstances under which cross-trades may be effected between the Funds’ Portfolios and another client account.

Transfer Agent, Dividend Paying Agent, Custodian and Administrator

State Street, with its primary place of business located at One Lincoln Street, Boston, MA 02111, serves as the Funds’ transfer agent, dividend paying agent, custodian and administrator.

For its services, State Street is entitled to receive fees from the Funds based on a percentage of the daily net assets of all Portfolios of the Funds, which is allocated to each Portfolio based on its relative net assets, plus transaction charges for certain transactions and out-of-pocket expenses. Fees paid by the Funds to State Street for the past three fiscal years are shown in the following table.

Portfolio	October 31, 2022	October 31, 2021	October 31, 2020
Quantitative U.S. Large Cap Core Equity Portfolio	$425,285	$591,619	$1,359,703
Quantitative U.S. Large Cap Growth Equity Portfolio	$795,157	$960,431	$2,488,852
Quantitative U.S. Large Cap Value Equity Portfolio	$27,367	$28,572	$28,886
Quantitative U.S. Small Cap Equity Portfolio	$32,723	$29,744	$31,268
Quantitative International Equity Portfolio	$39,778	$42,993	$122,775
Responsible ESG U.S. Equity Portfolio	$39,972	$50,814	$38,832
Women in Leadership U.S. Equity Portfolio	$39,017	$42,178	$42,449
Quantitative U.S. Long/Short Equity Portfolio	$63,627	$77,759	$247,995
Quantitative U.S. Total Market Equity Portfolio	$51,675	$50,488	$116,383
Strategic Equity Portfolio	$102,465	$122,097	$177,551
Equity Income Portfolio	$31,875	$56,706	$48,294
Small Cap Equity Portfolio	$770,852	$753,447	$1,332,039
Secured Options Portfolio	$193,071	$199,327	$457,253
Global Secured Options Portfolio	$48,043	$40,692	$50,739
Core Fixed Income Portfolio	$163,537	$185,936	$289,316
Muni Intermediate Portfolio	$138,644	$147,568	$192,769
Short Term Tax Aware Fixed Income Portfolio	$62,678	$71,005	$72,018
High Yield Municipal Portfolio	$182,315	$165,225	$183,408

State Street is also compensated for its services as the Funds’ securities lending agent and short sales lending agent and until December 2010, was also paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Funds’ compliance program.

Shareholder Servicing Plan

The Glenmede Portfolios has adopted a Shareholder Servicing Plan effective January 1, 1995, and most recently amended effective September 20, 2016, and the Glenmede Fund has adopted an Amended and Restated Shareholder Servicing Plan effective January 1, 1998, and most recently amended effective May 9, 2022 (collectively, the “Plans”), under which the Funds may pay, directly or indirectly, a fee to broker/dealers, banks and other financial institutions (including Glenmede Trust and its affiliates) that are dealers of record or holders of record or which have a servicing relationship (“Servicing Agents”) with the record or beneficial owners of shares in each Portfolio. Under the Plans, Servicing Agents provide or arrange to provide shareholder support services to shareholders of the Portfolios. The fee, which is at an annual rate of 0.05% for the Institutional Shares of the Small Cap Equity Portfolio; 0.10% for the Core Fixed Income Portfolio and Short Term Tax Aware Fixed Income Portfolio; 0.15% for the Muni Intermediate Portfolio; 0.20% for the Equity Income Portfolio, Global Secured Options Portfolio, Strategic Equity Portfolio the Advisor Shares of the Quantitative U.S. Large Cap Core Equity Portfolio, the Advisor Shares of the Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Advisor Shares of the Secured Options Portfolio, Quantitative U.S. Total Market Equity Portfolio and Women in Leadership U.S. Equity Portfolio; 0.15% for the High Yield Municipal Portfolio; 0.25% for the Quantitative International Equity Portfolio and the Advisor Shares of the Small Cap Equity Portfolio, is computed monthly and is based on the average daily net assets of the shares beneficially owned by such shareholders. As of the date of this SAI, the Institutional Class of the Quantitative U.S. Large Cap

Growth Equity Portfolio, the Institutional Class of the Quantitative U.S. Large Cap Core Equity Portfolio, the Institutional Class of the Secured Options Portfolio and the Institutional Class of the Quantitative U.S. Long/Short Equity Portfolio are not subject to the Plans and, accordingly, pay no shareholder servicing fees. All expenses incurred by a class of the Portfolios in connection with the Agreements and the implementation of the Plans shall be borne entirely by the holders of the shares of that class of the particular Portfolio involved and will result in an equivalent increase to each Portfolio’s Total Annual Portfolio Operating Expenses. The Advisor and/or Glenmede Trust may pay additional compensation from time to time, out of their assets and not as an additional charge to the Funds, to selected institutions and other persons in connection with selling Portfolio shares and/or servicing of Portfolio shareholders and other accounts managed by the Advisor or Glenmede Trust.

The services provided by or arranged to be provided by the Servicing Agents under the Agreements may include aggregating and processing purchase and redemption requests from shareholders and transmitting purchase and redemption orders to the transfer agent; providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; processing dividend and distribution payments from the Funds on behalf of shareholders; providing information periodically to shareholders showing their positions; arranging for bank wires; responding to shareholders’ inquiries concerning their investments; providing sub-accounting with respect to shares beneficially owned by shareholders or the information necessary for sub-accounting; if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; or providing such other similar services as may be reasonably requested.

Glenmede Trust has entered into Agreements with the Funds and provides or arranges to provide shareholder support services to shareholders of the Portfolios listed below. Glenmede Trust can terminate or modify this arrangement at any time. Shareholder servicing fees paid to Glenmede Trust for the past three fiscal years are shown in the following table.

Shareholder Servicing Plan

Glenmede Trust	October 31, 2022	October 31, 2021	October 31, 2020
Quantitative U.S. Large Cap Core Equity Portfolio	$2,184,121	$2,442,956	$2,655,522
Quantitative U.S. Large Cap Growth Equity Portfolio	$2,892,471	$3,438,919	$3,925,334
Quantitative U.S. Large Cap Value Equity Portfolio	$4,766	$4,419	$3,793
Quantitative U.S. Small Cap Equity Portfolio	$2,996	$2,846	$1,968
Quantitative International Equity Portfolio	$75,784	$125,576	$308,442
Responsible ESG U.S. Equity Portfolio	$57,692	$59,197	$46,064
Women in Leadership U.S. Equity Portfolio	$49,158	$54,921	$42,924
Quantitative U.S. Long/Short Equity Portfolio	$108,324	$151,428	$336,002
Quantitative U.S. Total Market Equity Portfolio	$89,004	$68,401	$88,290
Strategic Equity Portfolio	$454,722	$514,404	$497,353
Equity Income Portfolio	$44,211	$42,601	$42,968
Small Cap Equity Portfolio	$1,670,870	$1,746,407	$1,877,513
Secured Options Portfolio	$167,261	$186,347	$341,315
Global Secured Options Portfolio	$37,308	$26,671	$12,293
Core Fixed Income Portfolio	$375,974	$429,511	$472,309
Muni Intermediate Portfolio	$439,473	$496,011	$467,994
Short Term Tax Aware Fixed Income Portfolio	$56,606	$53,427	$54,355
High Yield Municipal Portfolio	$510,432	$673,287	$545,308
Securities Lending

State Street serves as securities lending agent for the Glenmede Fund Portfolios, and in that role administers the Portfolios’ securities lending program pursuant to the terms of a Securities Lending Authorization Agreement entered into between Glenmede Fund, on behalf of its Portfolios, and State Street. Currently, Glenmede Portfolios, on behalf of its Muni Intermediate Portfolio, does not participate in this or any other securities lending program.

For the fiscal year ended October 31, 2022, State Street, acting as securities lending agent, provided the following services to the Glenmede Fund Portfolios in connection with the Portfolios’ securities lending activities: (i) locating borrowers among an approved list of prospective borrowers; (ii) monitoring applicable minimum spread requirements, lending limits and the value of the loaned securities and collateral received; (iii) seeking additional collateral, as necessary, from borrowers; (iv) receiving and holding collateral from borrowers, and facilitating the investment and reinvestment of all or substantially all cash collateral in an investment vehicle designated by the Portfolios; (v) returning collateral to borrowers; (vi) facilitating substitute dividend, interest, and other distribution payments to the Portfolios from borrowers; (vii) negotiating the terms of each loan of securities, including but not limited to the amount of any loan premium, and monitoring the terms of securities loan agreements with prospective borrowers for consistency with the requirements of the Glenmede Fund’s Securities Lending Authorization Agreement; (viii) selecting securities, including amounts (percentages), to be loaned; (ix) maintaining such records as are reasonably necessary to account for loans that are made and the income derived therefrom; and (x) arranging for return of loaned securities to the Portfolios in accordance with the terms of the Securities Lending Authorization Agreement.

State Street receives as compensation for its services a portion of the amount earned by the Glenmede Fund Portfolios for lending securities.

For the fiscal year ended October 31, 2022, each Glenmede Fund Portfolio’s gross income received for securities lending activities, the fees and/or compensation paid by each Glenmede Fund Portfolio for securities lending activities, and the net income earned by each Glenmede Fund Portfolio for securities lending activities, were as follows:

		Fees and/or compensation paid for securities lending activities and related services
	Gross income from securities lending activities[1]	Fees paid to securities lending agent from a revenue split	Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	Administrative fees not included in revenue split	Indemnification fee not included in revenue split	Rebate (paid to borrower)	Other fees not included in revenue split	Aggregate fees/ compensation for securities lending activities	Net income from securities lending activities
Quantitative U.S. Large Cap Core Equity Portfolio	$120,590.84	$1,117.54	$1903.40	$0.00	$0.00	$113,099.61	$0.00	$116,120.55	$4,470
Quantitative U.S. Large Cap Growth Equity Portfolio	$32,721.58	$836.62	$460.40	$0.00	$0.00	$28,078.33	$0.00	$29,375.35	$3,346
Quantitative U.S. Large Cap Value Equity Portfolio	$116.02	$2.22	$4.16	$0.00	$0.00	$102.31	$0.00	$108.69	$7
Quantitative U.S. Small Cap Equity Portfolio	$508.24	$24.37	$10.81	$0.00	$0.00	$361.20	$0.00	$396.38	$112
Quantitative International Equity Portfolio	$35,344.55	$5,721.32	$425.16	$0.00	$0.00	$6,301.25	$0.00	$12,447.73	$22,898
Responsible ESG U.S. Equity Portfolio	$2,083.09	$39.85	$49.13	$0.00	$0.00	$1,835.46	$0.00	$1,924.44	$159
Women in Leadership U.S. Equity Portfolio	$463.61	$43.35	$56.57	$0.00	$0.00	$190.54	$0.00	$290.46	$173
Quantitative U.S. Long/Short Equity Portfolio	$14,526.94	$500.51	$297.96	$0.00	$0.00	$11,725.04	$0.00	$12,523.51	$2,003
Quantitative U.S. Total Market Equity Portfolio	$9,197.16	$47.25	$2.50	$0.00	$0.00	$8,958.41	$0.00	$9,008.16	$190
Strategic Equity Portfolio	$533.68	$3.57	$11.04	$0.00	$0.00	$504.91	$0.00	$519.52	$14
Equity Income Portfolio	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Small Cap Equity Portfolio	$470,932.79	$22,170.85	$10,442.93	$0.00	$0.00	$349,632.45	$0.00	$382,246.23	$88,715

Secured Options Portfolio*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Global Secured Options Portfolio*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Core Fixed Income Portfolio	$117,475.96	$4,188.60	$3,758.48	$0.00	$0.00	$92,773.60	$0.00	$100,720.68	$16,765
Short Term Tax Aware Fixed Income Portfolio	$15,528.68	$2,533.35	$88.38	$0.00	$0.00	$2,774.77	$0.00	$5,396.50	$10,132
High Yield Municipal Portfolio*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

[1]	Includes income from cash collateral reinvestment.
*

The Secured Options Portfolio, Global Secured Options Portfolio, Muni Intermediate Portfolio and High Yield Municipal Portfolio did not participate in the securities lending program during the fiscal year ended October 31, 2022.

Distributor

Shares of the Funds are distributed continuously and are offered without a sales load by Quasar Distributors, LLC (“Quasar Distributors”), 111 East Killbourn Avenue, Suite 2200, Milwaukee, WI 53202, pursuant to Distribution Agreements between the Funds and Quasar Distributors. Quasar Distributors receives no fee from the Funds for its distribution services. Currently, the Advisor pays Quasar Distributors’ fees and out-of-pocket expenses for the distribution services Quasar Distributors provides to the Portfolios.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, serves as the Funds’ independent registered public accounting firm and will audit their financial statements annually.

Counsel

Faegre Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, Pennsylvania 19103-6996, serves as counsel to the Funds.

Reports

Shareholders will receive unaudited semi-annual financial statements and audited annual financial statements.

PORTFOLIO TRANSACTIONS

The Investment Advisory Agreements and Sub-Investment Advisory Agreement authorize the Advisor and Sub-Advisor to select the brokers or dealers that will execute the purchases and sales of investment securities for each of the Portfolios and directs the Advisor or Sub-Advisor, as applicable, to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Portfolios. The Advisor may, however, consistent with the interests of a Portfolio, select brokers on the basis of the research, statistical and pricing services they provide to a Portfolio. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Advisor under each Investment Advisory Agreement. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that such commissions are paid in compliance with the Securities Exchange Act of 1934, as amended, and that the Advisor determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the Advisor to a Portfolio and the Advisor’s other clients. The distribution of orders among brokers and the commission rates paid by the Portfolios of the Glenmede Fund are reviewed periodically by the Glenmede Fund Board.

The Funds are required to identify any securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents that the Portfolios have acquired during the Funds’ most recent fiscal year. As of the fiscal year ended October 31, 2022, the Portfolios held securities of their regular broker/dealers as follows:

Portfolio	Broker Security	Market Value
Quantitative U.S. Large Cap Core Equity Portfolio	WELLS FARGO & CO.		$5,749,486
Quantitative U.S. Large Cap Value Equity Portfolio	CITIGROUP GLOBAL MARKETS		$30,818
Responsible ESG U.S. Equity Portfolio	BANK OF AMERICA CORP.		$131,258
Strategic Equity Portfolio	JP MORGAN CHASE & CO.		$4,230,701
Equity Income Portfolio	JP MORGAN CHASE & CO.		$568,600
Core Fixed Income Portfolio	JP MORGAN CHASE & CO. BANK OF AMERICA CORP.	$ $	5,296,136 4,523,247

During the fiscal years ended October 31, 2022, 2021 and 2020, the Portfolios paid brokerage commissions as follows:

Portfolio	October 31, 2022	October 31, 2021	October 31, 2020
Quantitative U.S. Large Cap Core Equity Portfolio	$856,921	$709,455	$2,059,872
Quantitative U.S. Large Cap Growth Equity Portfolio	$1,295,016	$743,651	$2,005,869
Quantitative U.S. Large Cap Value Equity Portfolio	$1,928	$1,561	$2,432
Quantitative U.S. Small Cap Equity Portfolio	$4,629	$3,953	$3,471
Quantitative International Equity Portfolio	$21,523	$50,247	$272,750
Responsible ESG U.S. Equity Portfolio	$37,042	$23,130	$31,617
Women in Leadership U.S. Equity Portfolio	$28,806	$24,063	$38,471
Quantitative U.S. Long/Short Equity Portfolio	$173,560	$173,609	$593,694
Quantitative U.S. Total Market Equity Portfolio	$106,849	$53,701	$140,977
Strategic Equity Portfolio	$25,261	$23,350	$46,790
Small Cap Equity Portfolio	$828,803	$1,114,579	$1,850,467
Equity Income Portfolio	$2,436	$5,300	$12,143
Secured Options Portfolio	$81,512	$58,890	$116,776
Global Secured Options Portfolio	$12,816	$6,808	$4,915
Short Term Tax Aware Fixed Income Portfolio	$201	$44	$286

Significant changes in brokerage commissions paid by a Portfolio from year to year have been due to changing asset levels and/or portfolio turnover.

The Core Fixed Income Portfolio, High Yield Municipal Portfolio and Muni Intermediate Portfolio do not currently expect to incur any brokerage commission expense on transactions in their portfolio securities because debt instruments are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer.

To the extent that a Portfolio effects brokerage transactions with a broker/dealer affiliated directly or indirectly with the Funds, the investment advisers or Quasar Distributors, such transactions will be effected in compliance with applicable law.

Some securities considered for investment by each Portfolio may also be appropriate for other clients served by the Advisor or the Sub-Advisor. If the purchase or sale of securities is consistent with the investment policies of a Portfolio and one or more of these other clients served by Advisor or the Sub-Advisor and is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by Advisor or the Sub-Advisor. While in some cases this practice could have a detrimental effect on the price, value or quantity of the security as far as a Portfolio is concerned, in other cases it is believed to be beneficial to the Portfolios.

ADDITIONAL INFORMATION CONCERNING TAXES

The following summarizes certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussions here and in the Prospectuses are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the Federal tax consequences in the Prospectuses and this SAI are based on the Code, and the regulations issued under it, and court decisions and administrative interpretations as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive.

General

Each Portfolio qualified during its last taxable year and intends to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As a regulated investment company, each Portfolio generally is exempt from Federal income tax on its net investment income and realized capital gains that it distributes to shareholders. To qualify for treatment as a regulated investment company, each Portfolio must meet three important tests each year.

First, each Portfolio must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of each Portfolio’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies and securities of other issuers as to which the Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of each Portfolio’s total assets may be invested in the securities of (1) any one issuer (other than U.S. Government securities and securities of other regulated investment companies), (2) two or more issuers that the Portfolio controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

Third, each Portfolio must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) before taking into account any deduction for dividends paid, and 90% of its tax-exempt income, if any, for the year.

Each Portfolio intends to comply with these requirements. If a Portfolio were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Portfolio could be disqualified as a regulated investment company. If for any taxable year a Portfolio were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Portfolio’s current and accumulated earnings and profits and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Portfolio intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

Taxation of Certain Investments

The tax principles applicable to transactions in certain financial instruments, such as futures contracts and options, that may be engaged in by a Portfolio, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain. Such transactions and investments may cause a Portfolio to recognize taxable income prior to the receipt of cash, thereby requiring the Portfolio to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which a Portfolio invests, the Portfolio may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Portfolio fails to make an election to recognize income annually during the period of its ownership of the shares.

The following Portfolios have available capital loss carryforwards as of October 31, 2022 that may be carried forward indefinitely retaining their tax character to offset future net capital gains to the extent permitted by the Code and applicable tax regulations as follows:

Portfolio	Unlimited (Short Term)	Unlimited (Long Term)
Quantitative International Equity Portfolio	$891,699	—
Quantitative U.S. Long/Short Equity Portfolio	$353,779	—
Quantitative U.S. Total Market Equity Portfolio	$82,852	—
Secured Options Portfolio	$20,774,257	$31,143,483
Global Secured Options Portfolio*	$5,743,877	$1,996,102
Core Fixed Income Portfolio	$2,983,969	$7,161,570
Short Term Tax Aware Fixed Income Portfolio	$227,640	$373,380
High Yield Municipal Portfolio	$4,987,805	$4,533,793

*	Utilization of the capital loss carryforwards of the Global Secured Options Portfolio is severely limited currently and in future years pursuant to Internal Revenue Code Section 382.

Muni Intermediate, High Yield Municipal and Short Term Tax Aware Fixed Income Portfolios

As described in the Prospectus, the Muni Intermediate and High Yield Municipal Portfolios are designed to provide investors with current tax-exempt interest income, and the Short Term Tax Aware Fixed Income Portfolio anticipates that a significant portion of its income distributions will be “exempt-interest dividends,” which are exempt from Federal income taxes. Shares of these Portfolios may not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, shareholders would fail to gain any additional benefit from each such Portfolio’s dividends, or portion thereof in the case of the Short Term Tax Aware Fixed Income Portfolio, being tax-exempt. Additionally, dividends would be ultimately taxable to the beneficiaries of retirement plans, H.R.

10 plans and individual retirement accounts when distributed to them. In addition, the Portfolios may not be an appropriate investment for entities which are “substantial users” of facilities financed by private activity bonds or “related persons” thereof. “Substantial user” is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. “Related persons” include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

For the Muni Intermediate, High Yield Municipal or Short Term Tax Aware Fixed Income Portfolios to pay tax-exempt dividends for any taxable year, at least 50% of the aggregate value of the Portfolio’s total assets at the close of each quarter of the Portfolio’s taxable year must consist of exempt-interest obligations.

Special Considerations Regarding Investment in Options and Futures

The Global Secured Options Portfolio and the Secured Options Portfolio expect to purchase and to sell various call options and put options. In addition, the Quantitative U.S. Long/Short Equity Portfolio and the Strategic Equity Portfolio are each permitted to purchase and sell options. In general, option premiums received by a Portfolio are not immediately included in the income of the Portfolio. Instead, the premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Portfolio transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by a Portfolio is exercised and the Portfolio sells or delivers the underlying stock, the Portfolio generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Portfolio minus (b) the Portfolio’s basis in the stock. That gain or loss generally will be short-term or long-term depending on the holding period of the underlying stock. If a put option written by a Portfolio is exercised and the Portfolio purchases the underlying stock, that purchase does not give rise to any gain or loss at that time and the Portfolio’s basis in the stock will generally equal the exercise price of the put option reduced by the premium the Portfolio received for writing the option. Gain or loss with respect to any termination of the Portfolio’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the Portfolio is greater or less than the amount paid by the Portfolio (if any) in terminating the transaction. Thus, for example, if an option written by the Portfolio expires unexercised, the Portfolio generally will recognize short-term gain equal to the premium received.

A Portfolio’s writing of covered call options, may in turn trigger the Federal income tax straddle rules of Section 1092 of the Code, requiring that losses be deferred and holding periods be tolled on offsetting positions in options and stocks deemed to constitute substantially similar or related property. Options on single stocks that are not “deep in the money” may give rise to qualified covered calls, which generally are not subject to the straddle rules. The holding period on stock underlying covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute qualified dividend income or qualify for the dividends received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or to fail to qualify for the 50% dividends received deduction for Portfolio shareholders that are corporations.

The tax treatment of certain futures contracts which may be entered into by the Global Secured Options Portfolio, Secured Options Portfolio or Quantitative U.S. Long/Short Equity Portfolio as well as listed non-equity options which may be written or purchased by a Portfolio on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 contracts”). Gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from those contracts may be treated as ordinary in character. Also, any Section 1256 contracts held by the Portfolio at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 or ordinary gain or loss, as applicable.

In addition to the special rules for options and futures transactions, the Global Secured Options Portfolio’s, the Secured Options Portfolio’s and the Quantitative U.S. Long/Short Equity Portfolio’s transactions in other derivatives (for example, forward contracts and swap agreements) as well as any of its other hedging transactions, may be subject to one or more special tax rules (including the notional principal contract, constructive sale, wash sale and short sale rule). These rules may affect whether gains and losses recognized by the

Portfolio are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains by the Portfolio, defer losses of the Portfolio, and cause adjustments in the holding periods of the Portfolio’s securities. These rules, therefore, could affect the amount, timing and character of distributions to shareholders. In addition, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the Internal Revenue Service with respect to these rules (which determination or guidance could be retroactive) may affect whether the Portfolio has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

State and Local Taxes

Although each Portfolio intends to qualify as a regulated investment company and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, a Portfolio may be subject to the tax laws of such states or localities.

SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISOR REGARDING ANY UNITED STATES FEDERAL TAX CONSEQUENCES OF HOLDING SHARES IN THE PORTFOLIOS IN LIGHT OF THEIR INDIVIDUAL CIRCUMSTANCES AS WELL AS ANY FOREIGN, STATE AND LOCAL OR OTHER TAX CONSEQUENCES THAT MAY ARISE AS A RESULT OF HOLDING SHARES IN A PORTFOLIO.

GENERAL INFORMATION

Description of Shares and Voting Rights

The shares of each Portfolio have no preference as to conversion, exchange, dividends, retirement or other rights, and, when issued and paid for as provided in the Prospectus, will be fully paid and non-assessable. The shares of each Portfolio have no pre-emptive rights and do not have cumulative voting rights, which means that the holders of more than 50% of the shares of a Fund voting for the election of its Board members can elect 100% of the Board of that Fund if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his or her name on the books of the particular Fund. The Funds will not hold annual meetings of shareholders, except as required by the 1940 Act, the next sentence and other applicable law. Each Fund has undertaken that its Board will call a meeting of shareholders for the purpose of voting upon the question of removal of a Board member or members if such a meeting is requested in writing by the holders of not less than 10% of the outstanding shares of the particular Fund. To the extent required by the undertaking, the particular Fund will assist shareholder communication in such matters. The staff of the SEC has expressed the view that the use of a combined Prospectus for the Funds may subject a Fund to liability for misstatements, inaccuracies or incomplete disclosure about the other Fund.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of the Portfolio or class affected by the matter. The Portfolio or class is affected by a matter unless it is clear that the interests of the Portfolio or class in the matter are substantially identical or that the matter does not affect any interest of the Portfolio or class. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to the Portfolio only if approved by a majority of the outstanding shares of the Portfolio. However, Rule 18f-2 also provides that the ratification of independent public accountants and the election of directors or trustees may be effectively acted upon by shareholders of the Fund voting without regard to the Portfolio.

Notwithstanding any provision of Maryland law requiring a greater vote of the Glenmede Fund’s common stock (or of the shares of the Portfolio or class voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above) or by the Glenmede Fund’s Articles of Amendment and Restatement, the Glenmede Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding common stock of the Glenmede Fund entitled to vote thereon. Under Maryland law, the Glenmede Fund Board may liquidate a Glenmede Fund Portfolio or class without shareholder approval.

Certain Record Holders

To the Funds’ knowledge, the following shareholders held of record or beneficially owned 5% or more of the outstanding shares of the indicated Portfolio as of February 1, 2023. Any shareholder that owns more than 25% of the outstanding shares of a Portfolio or class may be presumed to “control” (as that term is defined in the 1940 Act) the Portfolio or class. Shareholders controlling a Portfolio or class could have the ability to vote a majority of the shares of the Portfolio or class on any matter requiring approval of shareholders of the Portfolio or class.

Portfolio	Name and Address of Owner	Ownership Type	Percentage of Outstanding Shares
Core Fixed Income Portfolio	Lauer & Co. c/o The Glenmede Trust Company One Liberty Place1650 Market Street, Suite 1200 Philadelphia, PA 19103	Record	88.43%

Core Fixed Income Portfolio	Lauer & Co. c/o The Glenmede Trust Company One Liberty Place1650 Market Street, Suite 1200 Philadelphia, PA 19103	Record	9.95%

Equity Income Portfolio	Lauer & Co. c/o The Glenmede Trust Company One Liberty Place1650 Market Street, Suite 1200 Philadelphia, PA 19103	Record	90.58%

Equity Income Portfolio	Lauer & Co. c/o The Glenmede Trust Company One Liberty Place1650 Market Street, Suite 1200 Philadelphia, PA 19103	Record	7.99%

Quantitative International Equity Portfolio	Lauer & Co. c/o The Glenmede Trust Company One Liberty Place 1650 Market Street, Suite 1200 Philadelphia, PA 19103	Record	71.13%

Quantitative International Equity Portfolio	Lauer & Co. c/o The Glenmede Trust Company One Liberty Place 1650 Market Street, Suite 1200 Philadelphia, PA 19103	Record	27.37%

Quantitative U.S. Large Cap Growth Equity Portfolio - Advisor Shares	Charles Schwab & Co. Inc. Attn: Jill Khashayar Glenmede Funds 88 Kearny St. San Francisco, CA 94108	Record	47.66%

Quantitative U.S. Large Cap Growth Equity Portfolio - Advisor Shares	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	Record	21.18%

Quantitative U.S. Large Cap Core Equity Portfolio - Advisor Shares	Lauer & Co. c/o The Glenmede Trust Company One Liberty Place 1650 Market Street, Suite 1200 Philadelphia, PA 19103	Record	13.17%

Quantitative U.S. Large Cap Core Equity Portfolio - Advisor Shares	Lauer & Co. c/o The Glenmede Trust Company One Liberty Place 1650 Market Street, Suite 1200 Philadelphia, PA 19103	Record	50.32%

Quantitative U.S. Large Cap Core Equity Portfolio - Advisor Shares	Charles Schwab & Co. Inc. Attn: Jill Khashayar Glenmede Funds 88 Kearny St. San Francisco, CA 94108	Record	14.93%

Quantitative U.S. Long/Short Equity Portfolio – Advisor Shares	Lauer & Co. c/o The Glenmede Trust Company One Liberty Place 1650 Market Street, Suite 1200 Philadelphia, PA 19103	Record	91.78%

Quantitative U.S. Long/Short Equity Portfolio – Institutional Shares	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	Record	61.43%

Quantitative U.S. Long/Short Equity Portfolio – Institutional Shares	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	Record	15.81%

Women in Leadership U.S. Equity Portfolio	Lauer & Co. c/o The Glenmede Trust Company One Liberty Place 1650 Market Street, Suite 1200 Philadelphia, PA 19103	Record	52.45%

Women in Leadership U.S. Equity Portfolio	Lauer & Co. c/o The Glenmede Trust Company One Liberty Place 1650 Market Street, Suite 1200 Philadelphia, PA 19103	Record	31.92%

Responsible ESG U.S. Equity Portfolio	Lauer & Co. c/o The Glenmede Trust Company One Liberty Place 1650 Market Street, Suite 1200 Philadelphia, PA 19103	Record	49.75%

Responsible ESG U.S. Equity Portfolio	Lauer & Co. c/o The Glenmede Trust Company One Liberty Place 1650 Market Street, Suite 1200 Philadelphia, PA 19103	Record	45.95%

Quantitative U.S. Large Cap Growth Equity Portfolio - Institutional Shares	Charles Schwab & Co. Inc. 211 Main St. San Francisco, CA 94105	Record	81.26%

Quantitative U.S. Large Cap Growth Equity Portfolio - Institutional Shares	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	Record	7.28%

Quantitative U.S. Large Cap Core Equity Portfolio - Institutional Shares	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	Record	30.88%

Quantitative U.S. Large Cap Core Equity Portfolio - Institutional Shares	Merrill Lynch, Pierce, Fenner & Smith, Inc. For the Sole Benefit of its Customers 4800 Deer Lake Drive East Jacksonville, FL 32246	Record	12.13%

Quantitative U.S. Large Cap Core Equity Portfolio - Institutional Shares	SEI Private Trust Company c/o First Horizon ID 683 1 Freedom Valley Drive, Oaks, PA 19456	Record	11.99%

Quantitative U.S. Large Cap Core Equity Portfolio - Institutional Shares	Vanguard Fiduciary Trust c/o FBO 401K Clients, Attn: Investment Services, P.O. Box 2600 VM L 23 Valley Forge, PA 19482	Record	10.94%

Quantitative U.S. Large Cap Core Equity Portfolio - Institutional Shares	Charles Schwab & Co. Inc. Attn: Jill Khashayar Glenmede Funds 88 Kearny St. San Francisco, CA 94108	Record	9.33%

Quantitative U.S. Large Cap Core Equity Portfolio - Institutional Shares	TIAA, FSB Cust/TTEE FBO: Retirement Plans for WHICHTIAA 211 North Broadway, Suite 1000 St. Louis, MO 63102-2733	Record	6.95%

High Yield Municipal Portfolio	Lauer & Co. c/o The Glenmede Trust Company One Liberty Place 1650 Market Street, Suite 1200 Philadelphia, PA 19103	Record	94.46%

Secured Options Portfolio - Advisor Shares	Lauer & Co. c/o The Glenmede Trust Company One Liberty Place 1650 Market Street, Suite 1200 Philadelphia, PA 19103	Record	35.89%

Secured Options Portfolio - Advisor Shares	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	Record	29.27%

Secured Options Portfolio - Advisor Shares	Charles Schwab & Co. Inc. Attn: Jill Khashayar Glenmede Funds 88 Kearny St. San Francisco, CA 94108	Record	23.15%

Secured Options Portfolio - Institutional Shares	Nevada Office of Treasurer Nevada Higher Education Tuition Trust Fund 101 N. Carson Street, Suite 4 Carson City, NV 89701	Record	16.46%

Secured Options Portfolio - Institutional Shares	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	Record	66.08%

Small Cap Equity Portfolio – Advisor Shares	Lauer & Co. c/o The Glenmede Trust Company One Liberty Place 1650 Market Street, Suite 1200 Philadelphia, PA 19103	Record	33.29%

Small Cap Equity Portfolio – Advisor Shares	Charles Schwab & Co. Inc. Attn: Jill Khashayar Glenmede Funds 88 Kearny St. San Francisco, CA 94108	Record	24.46%

Small Cap Equity Portfolio – Advisor Shares	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	Record	22.86%

Small Cap Equity Portfolio – Institutional Shares	Merrill Lynch, Pierce, Fenner & Smith, Inc. For the Sole Benefit of its Customers 4800 Deer Lake Drive East Jacksonville, FL 32246	Record	56.03%

Small Cap Equity Portfolio – Institutional Shares	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	Record	32.51%

Strategic Equity Portfolio	Lauer & Co. c/o The Glenmede Trust Company One Liberty Place 1650 Market Street, Suite 1200 Philadelphia, PA 19103	Record	87.05%

Muni Intermediate Portfolio	Lauer & Co. c/o The Glenmede Trust Company One Liberty Place 1650 Market Street, Suite 1200 Philadelphia, PA 19103	Record	99.52%

Short Term Tax Aware Fixed Income Portfolio	Lauer & Co. c/o The Glenmede Trust Company One Liberty Place 1650 Market Street, Suite 1200 Philadelphia, PA 19103	Record	85.55%

Short Term Tax Aware Fixed Income Portfolio	Lauer & Co. c/o The Glenmede Trust Company One Liberty Place 1650 Market Street, Suite 1200 Philadelphia, PA 19103	Record	14.28%

Quantitative U.S. Total Market Equity Portfolio	Charles Schwab & Co. Inc. Attn: Jill Khashayar Glenmede Funds 88 Kearny St. San Francisco, CA 94108	Record	36.02%

Quantitative U.S. Total Market Equity Portfolio	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	Record	30.84%

Quantitative U.S. Total Market Equity Portfolio	Lauer & Co. c/o The Glenmede Trust Company One Liberty Place 1650 Market Street, Suite 1200 Philadelphia, PA 19103	Record	21.45%

Quantitative U.S. Large Cap Value Equity Portfolio	Lauer & Co. c/o The Glenmede Trust Company One Liberty Place 1650 Market Street, Suite 1200 Philadelphia, PA 19103	Record	97.36%

Quantitative U.S. Small Cap Equity Portfolio	Lauer & Co. c/o The Glenmede Trust Company One Liberty Place 1650 Market Street, Suite 1200 Philadelphia, PA 19103	Record	98.44%

As of February 1, 2022, the Directors/Trustees and officers of the Funds collectively owned less than 1% of the outstanding shares of each of the Funds’ Portfolios.

Dividends and Distributions

Each Portfolio’s policy is to distribute substantially all of its net investment income, if any, together with any net realized capital gains in the amount and at the times that will avoid both income (including capital gains) taxes on it and the imposition of the Federal excise tax on undistributed income and gains. The amounts of any income dividends or capital gains distributions for a Portfolio cannot be predicted.

FINANCIAL STATEMENTS

The Funds’ Financial Statements for the Core Fixed Income Portfolio, Equity Income Portfolio, Global Secured Options Portfolio, High Yield Municipal Portfolio, Quantitative International Equity Portfolio, Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Muni Intermediate Portfolio, Responsible ESG U.S. Equity Portfolio, Secured Options Portfolio, Short Term Tax Aware Fixed Income Portfolio, Small Cap Equity Portfolio, Strategic Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio for the year ended October 31, 2022, and the financial highlights for each of the respective periods presented, appearing in the 2022 Annual Report to Shareholders, and the reports thereon of PricewaterhouseCoopers LLP, the Funds’ independent registered public accounting firm, also appearing therein, are incorporated by reference in this SAI. No other parts of the 2022 Annual Report to Shareholders are incorporated herein.

OTHER INFORMATION

The Funds’ Prospectuses and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933, as amended, with respect to the securities offered by the Prospectuses. Certain portions of the Registration Statement have been omitted from the Prospectuses and this SAI pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained in the Prospectuses or in this SAI as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectuses and this SAI form a part, each such statement being qualified in all respects by such reference.

The third party marks appearing above are the marks of their respective owners.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

An S&P Global Ratings short-term issue credit rating is generally assigned to those obligations considered short-term in the relevant market. The following summarizes the rating categories used by S&P Global Ratings for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed debt restructuring.

Local Currency and Foreign Currency Ratings – S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer can differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency, versus obligations denominated in a foreign currency.

“NR” – This indicates that a rating has not been assigned or is no longer assigned.

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 reflect a superior ability to repay short-term obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 reflect a strong ability to repay short-term obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 reflect an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

“NR” – Is assigned to an unrated issuer, obligation and/or program.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention.1 Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” – Securities possess fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” – Securities possess speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high short-term default risk. Default is a real possibility.

“RD” – Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

“D” – Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

“NR” – Is assigned to an issue of a rated issuer that are not and have not been rated.

The DBRS Morningstar® Ratings Limited (“DBRS Morningstar”) short-term obligation ratings provide DBRS Morningstar’s opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. The obligations rated in this category typically have a term of shorter than one year. The R-1 and R-2 rating categories are further denoted by the subcategories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by DBRS Morningstar for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from “R-1 (high)” by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

[1]	A long-term rating can also be used to rate an issue with short maturity.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” – Short-term debt rated “R-4” is considered to be of speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” – Short-term debt rated “R-5” is considered to be of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” – Short-term debt rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding-up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods. DBRS Morningstar may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Long-Term Issue Credit Ratings

The following summarizes the ratings used by S&P Global Ratings for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” – Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” – An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

“D” – An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed debt restructuring

Plus (+) or minus (-) – Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

“NR” – This indicates that a rating has not been assigned, or is no longer assigned.

Local Currency and Foreign Currency Ratings—S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer can differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency, versus obligations denominated in a foreign currency.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of eleven months or more. Such ratings reflect both on the likelihood of default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

“NR” – Is assigned to unrated obligations, obligation and/or program.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

“BB” – Securities considered to be speculative. “BB” ratings indicates an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” – Securities considered to be highly speculative. “B” ratings indicate that material credit risk is present

“CCC” – A “CCC” rating indicates that substantial credit risk is present.

“CC” – A “CC” rating indicates very high levels of credit risk.

“C” – A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “RD” or “D” ratings but are instead rated in the “CCC” to “C” rating categories, depending on their recovery prospects and other relevant characteristics. Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

“NR” – Is assigned to an unrated issue of a rated issuer.

The DBRS Morningstar long-term obligation ratings provide DBRS Morningstar’s opinion on the risk that investors may not be repaid in accordance with the terms under which the long-term obligation was issued. The obligations rated in this category typically have a term of one year or longer. All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category. The following summarizes the ratings used by DBRS Morningstar for long-term debt:

“AAA” – Long-term debt rated “AAA” is of the highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” – Long-term debt rated “AA” is of superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from “AAA” only to a small degree. Unlikely to be significantly vulnerable to future events.

“A” – Long-term debt rated “A” is of good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.” May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” – Long-term debt rated “BBB” is of adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

“BB” – Long-term debt rated “BB” is of speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

“B” – Long-term debt rated “B” is of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” – Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default or subordinated to obligations rated in the “CCC” to “B” range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” – A security rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods. DBRS Morningstar may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Municipal Note Ratings

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

“SP-1” – A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” – A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

“D” – This rating is assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Moody’s uses the global short-term Prime rating scale (listed above under Short-Term Credit Ratings) for commercial paper issued by U.S. municipalities and nonprofits. These commercial paper programs may be backed by external letters of credit or liquidity facilities, or by an issuer’s self-liquidity.

For other short-term municipal obligations, Moody’s uses one of two other short-term rating scales, the Municipal Investment Grade (“MIG”) and Variable Municipal Investment Grade (“VMIG”) scales provided below.

Moody’s uses the MIG scale for U.S. municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less. Under certain circumstances, Moody’s uses the MIG scale for bond anticipation notes with maturities of up to five years.

MIG Scale

“MIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

“NR” – Is assigned to an unrated obligation, obligation and/or program.

In the case of variable rate demand obligations (“VRDOs”), Moody’s assigns both a long-term rating and a short-term payment obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interest payments. The short-term payment obligation rating addresses the ability of the issuer or the liquidity provider to meet any purchase price payment obligation resulting from optional tenders (“on demand”) and/or mandatory tenders of the VRDO. The short-term payment obligation rating uses the VMIG scale. Transitions of VMIG ratings with conditional liquidity support differ from transitions of Prime ratings reflecting the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.

Moody’s typically assigns the VMIG rating if the frequency of the payment obligation is less than every three years. If the frequency of the payment obligation is less than three years but the obligation is payable only with remarketing proceeds, the VMIG short-term rating is not assigned and it is denoted as “NR”.

“VMIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections.

“VMIG-2” – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections.

“VMIG-3” – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections.

“SG” – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural and/or legal protections.

“NR” – Is assigned to an unrated obligation, obligation and/or program.

About Credit Ratings

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities.

Fitch’s credit ratings are forward-looking opinions on the relative ability of an entity or obligation to meet financial commitments. Issuer Default Ratings (IDRs) are assigned to corporations, sovereign entities, financial institutions such as banks, leasing companies and insurers, and public finance entities (local and regional governments). Issue-level ratings are also assigned and often include an expectation of recovery, which may be notched above or below the issuer-level rating. Issue ratings are assigned to secured and unsecured debt securities, loans, preferred stock and other instruments. Credit ratings are indications of the likelihood of repayment in accordance with the terms of the issuance. In limited cases, Fitch may include additional considerations (i.e., rate to a higher or lower standard than that implied in the obligation’s documentation).

DBRS Morningstar offers independent, transparent, and innovative credit analysis to the market. Credit ratings are forward-looking opinions about credit risk that reflect the creditworthiness of an issuer, rated entity, security and/or obligation based on DBRS Morningstar’s quantitative and qualitative analysis in accordance with applicable methodologies and criteria. They are meant to provide opinions on relative measures of risk and are not based on expectations of, or meant to predict, any specific default probability. Credit ratings are not statements of fact. DBRS Morningstar issues credit ratings using one or more categories, such as public, private, provisional, final(ized), solicited, or unsolicited. From time to time, credit ratings may also be subject to trends, placed under review, or discontinued. DBRS Morningstar credit ratings are determined by credit rating committees.

IV. Description of Mortgage-Backed Securities

Mortgage-Related Securities. The Core Fixed Income Portfolio and Short Term Tax Aware Fixed Income Portfolio may purchase mortgage-backed securities that are secured by entities such as the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”), commercial banks, trusts, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks and investment banks. These certificates are in most cases pass- through instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate, net of certain fees. The average life of a mortgage-backed security varies with the underlying mortgage instruments, which have maximum maturities of 40 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of prepayments, mortgage refinancings or foreclosure. Mortgage prepayment rates are affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by GNMA include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”) which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly- owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by Fannie Mae include Fannie Mae guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) which are solely the obligations of Fannie Mae, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by Fannie Mae. Mortgage-

related securities issued by the Freddie Mac include Freddie Mac Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Investments in U.S. Government securities that are not backed by the full faith and credit of the United States, such as those issued by Fannie Mae and Freddie Mac may involve the risk that the U.S. Government will not provide financial support to its agencies, authorities, instrumentalities or sponsored enterprises. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

The extreme and unprecedented volatility and disruption that impacted the capital and credit markets during late 2008 and into 2009 have led to increased market concerns about Freddie Mac’s and Fannie Mae’s ability to withstand future credit losses associated with securities held in their investment portfolios, and on which they provide guarantees, without the direct support of the federal government. On September 6, 2008, both Freddie Mac and Fannie Mae were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”). Under the plan of conservatorship, the FHFA has assumed control of, and generally has the power to direct, the operations of Freddie Mac and Fannie Mae, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers, including the power to (1) take over the assets of and operate Freddie Mac and Fannie Mae with all the powers of the shareholders, the directors, and the officers of Freddie Mac and Fannie Mae and conduct all business of Freddie Mac and Fannie Mae; (2) collect all obligations and money due to Freddie Mac and Fannie Mae; (3) perform all functions of Freddie Mac and Fannie Mae which are consistent with the conservator’s appointment; (4) preserve and conserve the assets and property of Freddie Mac and Fannie Mae; and (5) contract for assistance in fulfilling any function, activity, action or duty of the conservator. In addition, in connection with the actions taken by the FHFA, the U.S. Treasury has entered into certain preferred stock purchase agreements with each of Freddie Mac and Fannie Mae which establish the U.S. Treasury as the holder of a new class of senior preferred stock in each of Freddie Mac and Fannie Mae, which stock was issued in connection with financial contributions from the U.S. Treasury to Freddie Mac and Fannie Mae. The conditions attached to the financial contribution made by the U.S. Treasury to Freddie Mac and Fannie Mae and the issuance of this senior preferred stock place significant restrictions on the activities of Freddie Mac and Fannie Mae. Freddie Mac and Fannie Mae must obtain the consent of the U.S. Treasury to, among other things, (i) make any payment to purchase or redeem its capital stock or pay any dividend other than in respect of the senior preferred stock, (ii) issue capital stock of any kind, (iii) terminate the conservatorship of the FHFA except in connection with a receivership, or (iv) increase its debt beyond certain specified levels. In addition, significant restrictions are placed on the maximum size of each of Freddie Mac’s and Fannie Mae’s respective portfolios of mortgages and mortgage-backed securities portfolios, and the purchase agreements entered into by Freddie Mac and Fannie Mae provide that the maximum size of their portfolios of these assets must decrease by a specified percentage each year. The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things) the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in its role as conservator, the restrictions placed on Freddie Mac’s and Fannie Mae’s operations and activities as a result of the senior preferred stock investment made by the U.S. Treasury, market responses to developments at Freddie Mac and Fannie Mae, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on any mortgage-backed securities guaranteed by Freddie Mac and Fannie Mae. In addition On June 16, 2010, FHFA ordered Fannie Mae’s and Freddie Mac’s stock de-listed from the New York Stock Exchange after the price of common stock in Fannie Mae fell below the New York Stock Exchange’s minimum average closing price of $1 for more than 30 days.

In a February 2011 report to Congress from the U.S. Treasury and the Department of Housing and Urban Development, the Obama administration provided a plan to reform the U.S. housing finance market. The plan would reduce the role of and eventually eliminate Fannie Mae and Freddie Mac. Notably, the plan does not propose similar significant changes to GNMA, which guarantees payments on mortgage-related securities backed by federally insured or guaranteed loans such as those issued by the Federal Housing Authority or guaranteed by the Department of Veterans Affairs. The report also identified three proposals for Congress and the administration to consider for the long-term structure of the housing finance markets after the elimination of Fannie Mae and Freddie Mac, including implementing: (i) a privatized system of housing finance that limits government insurance to very limited groups of creditworthy low- and moderate-income borrowers; (ii) a privatized system with a government backstop mechanism that would allow the government to insure a larger share of the housing finance market during a future housing crisis; and (iii) a privatized system where the government would offer reinsurance to holders of certain highly-rated mortgage-related securities insured by private insurers and would pay out under the reinsurance arrangements only if the private mortgage insurers were insolvent.

In addition, in August 2012, the U.S. Treasury announced that it had amended the terms of its bailout agreement with Fannie Mae and Freddie Mac in order to decrease the holdings of each firm more quickly. Under the amended agreement, both Fannie Mae and Freddie Mac will have to turn over all profits they earn every quarter. They will also have to accelerate the reduction of their mortgage holdings to hit a cap of $250 million by 2018, four years earlier than planned. Under the new arrangement, the portfolios of Fannie Mae and Freddie Mac can be no larger than $650 billion each at the end of 2012.

The Core Fixed Income Portfolio may invest in mortgage-backed securities issued or sponsored by both government and non- governmental entities. Privately issued mortgage-backed securities are generally backed by pools of conventional (i.e., non- government guaranteed or insured) mortgage loans. Privately-issued mortgage backed securities must have a rating of at least A by S&P or Moody’s or which if unrated, is in the Advisor’s opinion equivalent in credit quality to securities so rated. The ratings assigned by a rating organization (e.g., S&P or Moody’s) to privately-issued mortgage-backed securities address the likelihood of the receipt of all distributions on the underlying mortgage loans by the related certificate-holders under the agreements pursuant to which such certificates are issued. A rating organization’s ratings take into consideration the credit quality of the related mortgage pool, including any credit support providers, structural and legal aspects associated with such certificates, and the extent to which the payment stream on such mortgage pool is adequate to make payments required by such certificates. A rating organization’s ratings on such certificates do not, however, constitute a statement regarding frequency of prepayments on the related mortgage loans. Additionally, in order to receive a high quality rating from the rating organizations, privately issued mortgage-backed securities normally are structured with one or more types of “credit enhancement.” Credit enhancement falls generally into two categories: (i) liquidity protection and (ii) protection against losses resulting from default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pools of mortgages, the provision of a reserve fund, or a combination thereof, to ensure, subject to certain limitations, that scheduled payments on the underlying pool are made in a timely fashion. Protection against losses resulting from default relates to the ultimate payment of the obligations on at least a portion of the assets in the pool. Such credit support can be provided by, among other things, payment guarantees, letters of credit, pool insurance, subordination, or any combination thereof.

The Core Fixed Income Portfolio and Short Term Tax Aware Fixed Income Portfolio may also invest in multiple class securities, including collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduit (“REMIC”) pass-through or participation certificates. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other mortgage-backed securities. These securities may be issued by U.S. Government agencies and instrumentalities such as Fannie Mae or sponsored enterprises such as Freddie Mac or by trusts formed by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class mortgage-backed securities represent direct ownership interests in, a pool of mortgage loans or mortgage-backed securities the payments on which are used to make payments on the CMOs or multiple class mortgage-backed securities.

Fannie Mae REMIC certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC certificates in full, whether or not sufficient funds are otherwise available.

Freddie Mac guarantees the timely payment of interest on Freddie Mac REMIC certificates and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates (“PCs”). PCs represent undivided interests in specified level payment, residential mortgages or participations therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal of certain PCs.

CMOs and guaranteed REMIC certificates issued by Fannie Mae and Freddie Mac are types of multiple class mortgage-backed securities. Investors may purchase beneficial interests in REMICs, which are known as “regular” interests or “residual” interests.

The Funds do not intend to purchase residual interests in REMICs. The REMIC certificates represent beneficial ownership interests in a REMIC trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage-backed securities. The obligations of Fannie Mae or Freddie Mac under their respective guaranty of the REMIC certificates are obligations solely of Fannie Mae or Freddie Mac, respectively.

CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final scheduled distribution date. In most cases, payments of principal are applied to the CMO classes in order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. These are referred to as “sequential pay” CMOs, or REMIC Certificates. A REMIC is a CMO that qualifies for special tax treatment under the Code, and invests in certain mortgages principally secured by interests in real property and other permitted investments.

Additional structures of CMOs and REMIC certificates include, among others, “parallel pay” CMOs and REMIC certificates. Parallel pay CMOs or REMIC certificates are those which are structured to apply principal payments and prepayments of mortgage assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

A wide variety of REMIC certificates may be issued in sequential pay or parallel pay structures. These securities include accrual certificates (also known as “Z-Bonds”), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class (“PAC”) certificates, which are parallel pay REMIC certificates that generally require that specified amounts of principal be applied on each payment date to one or more classes or REMIC certificates (the “PAC Certificates”), even though all other principal payments and prepayments of the mortgage assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are much more volatile than other PAC classes.

CMOs may involve additional risks other than those found in other types of mortgage-related obligations. CMOs may exhibit more price volatility and interest rate risk than other types of mortgage-related obligations. During periods of rising interest rates, CMOs may lose their liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, which are unacceptable to the Portfolio based on the Portfolio’s analysis of the market value of the security.

The Core Fixed Income Portfolio and Short Term Tax Aware Fixed Income Portfolio may also invest in stripped mortgage-backed securities (“SMBS”) (including interest only and principal only securities), which are derivative multiple class mortgage-backed securities. The Core Fixed Income Portfolio and Short Term Tax Aware Fixed Income Portfolio may also invest in privately-issued SMBS. Although the market for such securities is increasingly liquid, privately-issued SMBS may not be readily marketable and will be considered illiquid for purposes of the Portfolio’s limitation on investments in illiquid securities. The Advisor may determine that SMBS which are U.S. Government securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities.

SMBS are usually structured with two different classes: one that receives 100% of the interest payments and the other that receives 100% of the principal payments from a pool of mortgage loans. If the underlying mortgage loans experience different than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage loans are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

Because derivative mortgage-backed securities (such as principal-only (“POs”), interest-only (“IOs”) or inverse floating rate securities) are more exposed to mortgage prepayments, they generally involve a greater amount of risk. Small changes in prepayments can significantly impact the cash flow and the market value of these securities. The risk of faster than anticipated prepayments generally adversely affects IOs, super floaters and premium priced mortgage-backed securities. The risk of slower than anticipated prepayments generally adversely affects POs, floating-rate securities subject to interest rate caps, support tranches and discount priced mortgage- backed securities. In addition, particular derivative securities may be leveraged such that their exposure (i.e., price sensitivity) to interest rate and/or prepayment risk is magnified.

V. Description of Asset-Backed Securities

Asset-Backed Securities. The Core Fixed Income Portfolio and Short Term Tax Aware Fixed Income Portfolio may invest in asset-backed securities. Asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities may also be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities.

The purchase of asset-backed securities may raise considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue asset-backed securities relating to motor vehicle installment purchase obligations perfect their interests in the respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to do so, there is a risk that such party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Also, although most of such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the asset-backed securities, usually is not amended to reflect the assignment of the seller’s security interest for the benefit of the holders of the asset-backed securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and Federal laws give the motor vehicle owner the right to assert against the holder of the owner’s obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related asset-backed securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other asset-backed securities, credit card receivables are unsecured obligations of the cardholder.

VI. Description of U.S. Government Securities and Certain Other Securities

The term “U.S. Government Securities” refers to a variety of securities which are issued or guaranteed by the United States Government, and by various agencies, authorities and instrumentalities which have been established or sponsored by the United States Government.

U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by Federal agencies and U.S. Government sponsored enterprises or instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, an investor must look principally to the agency, enterprise or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency, enterprise or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export Import Bank, Farmers Home Administration, Federal Financing Bank and others. Certain agencies, enterprises and instrumentalities, such as the Government National Mortgage Association are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make “indefinite and unlimited” drawings on the Treasury, if needed to service its debt. Debt from certain other agencies, enterprises and instrumentalities, including the Federal Home Loan Bank and Fannie Mae, are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the U.S. Treasury to purchase certain amounts of their securities to assist the institution in meeting its debt obligations. Finally, other agencies, enterprises and instrumentalities, such as the Farm Credit System and the Freddie Mac, are federally chartered institutions under Government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. Government.

Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration and The Tennessee Valley Authority.

An instrumentality of the U.S. Government is a Government agency organized under Federal charter with Government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Overseas Private Investment Corporation, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Fannie Mae and Freddie Mac.

On September 7, 2008, Fannie Mae and Freddie Mac were placed under the conservatorship of the FHFA. The long-term effect that this conservatorship will have on the securities issued or guaranteed by Fannie Mae and Freddie Mac is unclear. For more information about the conservatorship, see “Description of Mortgage-Backed Securities” above.

Investments in U.S. Government securities that are not backed by the full faith and credit of the United States, such as those issued by Fannie Mae and Freddie Mac may involve the risk that the U.S. Government will not provide financial support to its agencies, authorities, instrumentalities or sponsored enterprises. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

VII. Description of Municipal Obligations

Municipal Obligations generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works. Municipal Obligations may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loan to other public institutions and facilities.

Industrial revenue bonds in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Short-term municipal obligations issued by states, cities, municipalities or municipal agencies, include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Construction Loan Notes and Short-Term Discount Notes. Project Notes are instruments guaranteed by the Department of Housing and Urban Development but issued by a state or local housing agency. While the issuing agency has the primary obligation on Project Notes, they are also secured by the full faith and credit of the United States.

Note obligations with demand or put options may have a stated maturity in excess of 13 months, but permit any holder to demand payment of principal plus accrued interest upon a specified number of days’ notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer of such notes normally has a corresponding right, after a given period, to repay in its discretion the outstanding principal of the note plus accrued interest upon a specific number of days’ notice to the bondholders. The interest rate on a demand note may be based upon a known lending rate, such as a bank’s prime rate, and be adjusted when such rate changes, or the interest rate on a demand note may be a market rate that is adjusted at specified intervals.

The yields of Municipal Obligations depend on, among other things, general money market conditions, conditions in the Municipal Obligation market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody’s and S&P represent their opinions of the quality of the Municipal Obligations rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields, while Municipal Obligations of the same maturity and coupon, but with different ratings may have the same yield.

Municipal Obligations are sometimes purchased on a “when issued” basis, which means the buyer has committed to purchase certain specified securities at an agreed upon price when they are issued. The period between commitment date and issuance date can be a month or more. It is possible that the securities will never be issued and the commitment cancelled.

From time to time proposals have been introduced before Congress to restrict or eliminate the Federal income tax exemption for interest on Municipal Obligations. Similar proposals may be introduced in the future. If any such proposal were enacted, it might restrict or eliminate the ability of the High Yield Municipal, Muni Intermediate and Short Term Tax Aware Fixed Income Portfolios to achieve their investment objectives. In that event the Funds’ Board members and officers would reevaluate the High Yield Municipal, Muni Intermediate and Short Term Tax Aware Fixed Income Portfolios’ investment objectives and policies and consider recommending to their shareholders changes in such objectives and policies.

VIII. Foreign Investments

Investors should recognize that investing in foreign companies involves certain special considerations which are not typically associated with investing in U.S. companies. Because the stocks of foreign companies are frequently denominated in foreign currencies, and because the Equity Income, Quantitative U.S. Long/Short Equity, Strategic Equity, Quantitative International Equity, Global Secured Options, Responsible ESG U.S. Equity, Small Cap Equity, Quantitative U.S. Large Cap Core Equity, Quantitative U.S. Large Cap Growth Equity, Quantitative U.S. Large Cap Value Equity, Quantitative U.S. Small Cap Equity, Quantitative U.S. Total Market Equity and Women in Leadership U.S. Equity Portfolios may temporarily hold uninvested reserves in bank deposits in foreign currencies, these Portfolios may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of the Global Secured Options Portfolio and Quantitative International Equity Portfolio permit the Portfolios to enter into forward foreign currency exchange contracts in order to hedge the Portfolio’s holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and they may have policies that are not comparable to those of domestic companies, there may be less information available about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in foreign countries.

Although the Equity Income, Quantitative U.S. Long/Short Equity, Strategic Equity, Quantitative International Equity, Global Secured Options, Small Cap Equity, Quantitative U.S. Large Cap Core Equity, Quantitative U.S. Large Cap Growth Equity, Quantitative U.S. Large Cap Value Equity, Quantitative U.S. Small Cap Equity, Responsible ESG U.S. Equity, Quantitative U.S. Total Market Equity and Women in Leadership U.S. Equity Portfolios will endeavor to achieve most favorable execution costs in its portfolio transactions, commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges.

Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from the foreign companies comprising the Equity Income, Quantitative U.S. Long/Short Equity, Strategic Equity, Quantitative International Equity, Global Secured Options, Small Cap Equity, Quantitative U.S. Large Cap Core Equity, Quantitative U.S. Large Cap Growth Equity, Quantitative U.S. Large Cap Value Equity, Quantitative U.S. Small Cap Equity, Responsible ESG U.S. Equity, Quantitative U.S. Total Market Equity and Women in Leadership U.S. Equity Portfolios.

IX. Options

For the Quantitative U.S. Long/Short Equity Portfolio, Strategic Equity Portfolio, Global Secured Options Portfolio and Secured Options Portfolio, writing and purchase of options is a highly specialized activity which involves investment analysis and risks that are different from those associated with ordinary portfolio securities transactions.

Purchasing options to attempt to increase return through their price appreciation involves the risk of loss of option premium if the Advisor is incorrect in its expectation of the direction or magnitude of the change in securities prices. Writing options to seek to increase income in a Portfolio involves the risk of net loss (after receiving the option premium) if the Advisor is incorrect in its expectation of the direction or magnitude of the change in securities prices. The successful use of options for hedging purposes also depends in part on the degree of correlation between the option and a security or index of securities. If the Advisor is incorrect in its expectation of changes in securities prices or its estimation of the correlation between the option and a security index, the investment performance of a Portfolio will be less favorable than it would have been in the absence of such options transactions. The use of options may increase a Portfolio’s portfolio turnover rate. Higher rates of turnover may result in increased brokerage commissions, and could increase the amount of income received by a Portfolio that constitutes taxable capital gains. To the extent capital gains are realized, distributions from those gains may be ordinary income for Federal tax purposes.

Additionally, there is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange- traded option or option traded over-the-counter at any particular time. If a Portfolio is unable to effect a closing purchase transaction with respect to covered options it has written, the Portfolio will not be able to sell the underlying securities or dispose of segregated assets until the options expire or are exercised. Similarly, if the Portfolio is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of the underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (v) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Quantitative U.S. Long/Short Equity Portfolio, Strategic Equity Portfolio, Global Secured Options Portfolio and Secured Options Portfolio may purchase and sell both options that are traded on exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, each Portfolio will generally treat purchased over-the-counter options as illiquid investments and the assets used to cover over-the-counter options written by the Fund will be considered illiquid unless the over-the-counter options are sold to qualified dealers who agree that the Fund may repurchase any over-the-counter option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an over-the-counter option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

X. Futures Contracts and Options on Futures Contracts.

To seek to increase total return or to hedge against changes in interest rates or securities prices, the Quantitative U.S. Long/Short Equity Portfolio, Global Secured Options Portfolio and Secured Options Portfolio may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. A Portfolio may also enter into closing purchase and sale transactions with respect to any of such contracts and options. The futures contracts may be based on various securities, securities indices, and any other financial instruments and indices. A Portfolio will engage in futures and related options transactions for hedging purposes as described below or for purposes of seeking to increase total return, in each case, only to the extent permitted by regulations of the CFTC. All futures contracts entered into by a Portfolio are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC or on foreign exchanges.

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions, which may result in a profit or a loss. While futures contracts on securities will usually be liquidated in this manner, the Portfolio may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures on securities are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging, by use of futures contracts, seeks to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that a Portfolio proposes to acquire or the exchange rate of currencies in which portfolio securities are quoted or denominated. A Portfolio may, for example, take a “short” position in the futures market by selling futures contracts to seek to hedge against an anticipated rise in interest rates or a decline in market prices that would adversely affect the value of the Portfolio’s portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Portfolio or securities with characteristics similar to those of the Portfolio’s portfolio securities. If, in the opinion of the Advisor, there is a sufficient degree of correlation between price trends for the Portfolio’s portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Portfolio may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Portfolio’s portfolio may be more or less volatile than prices of such futures contracts, the Advisor will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having the Portfolio enter into a greater or lesser number of futures contracts or by seeking to achieve only a partial hedge against price changes affecting the Portfolio’s portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Portfolio’s portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, a Portfolio may take a “long” position by purchasing futures contracts. This would be done, for example, when the Portfolio anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available.

APPENDIX B — PROXY VOTING PROCEDURES

Glenmede Investment Management LP

Institutional Shareholder Services Inc.

GLENMEDE INVESTMENT MANAGEMENT LP

PROXY VOTING POLICY AND PROCEDURES

I.	Executive Summary

There are responsibilities that come with equity ownership. As a shareholder, one is expected to cast informed votes on important issues affecting a company.

II.	Policy

Under Rule 206(4)-6 of the Advisers Act, investment advisers that exercise voting authority with respect to client securities must adopt proxy voting policies and procedures. The policies and procedures must be in writing. They must be reasonably designed to ensure that the adviser votes in the best interest of clients and describe how the adviser addresses material conflicts between its interests and those of its clients. As a fiduciary, an investment adviser owes each of its clients a duty of care and loyalty with respect to services undertaken on the client’s behalf, including proxy voting.

Glenmede generally votes all voting securities held in managed accounts unless otherwise directed by a client or intermediary. To assist in doing so, Glenmede engages the services of a third-party proxy processor, currently Institutional Shareholder Services (“ISS”), to evaluate, recommend and vote shares consistent with those recommendations. GIM utilizes different types of policies for different product types, especially where GIM is providing advisory services to ESG products1. Glenmede, through the Investment Stewardship Committee (“ISC”), evaluates the summary of ISS voting policies annually to assure that they are consistent with Glenmede’s views of the long-term interests of clients and investors in each product type. ISS is provided with holdings information and votes all securities absent some identified conflict; for example, where ISS has a conflict in the vote due to equity ownership in the issuer, where a client has a conflict, or where Glenmede otherwise determines that it is important and in the interest of Glenmede’s investors to vote directly.

Conflicts like the foregoing are managed by the ISC. Compliance shall periodically assure that proxy votes are being made, are properly reconciled, that any conflicts are identified and resolved, there is sufficient oversight of ISS and that all votes are consistent with the announced policies. GIM may, consistent with policies approved by the Mutual Fund Board, seek to file or co-file shareholder proposals. Each such proposal will be reviewed in advance by the ISC. The ISC will also periodically evaluate the recommendations from ISS and determine whether votes are consistent with those recommendations.

III.	Other Material Conflicts

It is anticipated that following the recommendations of the third-party proxy voting firm effectively eliminates potential conflicts. If both GIM and ISS have a material conflict the Adviser will determine whether it is appropriate to disclose the conflict to the affected clients and, except in the case of clients that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), give the clients the opportunity to vote their proxies themselves. In the case of ERISA clients, if the Investment Management Agreement reserves to the ERISA client the authority to vote proxies when the Adviser determines it has a material conflict that affects its best judgment as an ERISA fiduciary, the Adviser will give the ERISA client the opportunity to vote the proxies themselves.

IV.	Disclosure

[1]	ESG products are defined as ESG Integrated (all Quantitative products) and Thematic (GWILX and RESGX) products.

1.

The Adviser will disclose in its Form ADV that clients may contact the CCO to obtain information on how the Adviser voted such client’s proxies, and to request a copy of these policies and procedures. If a client requests this information, the Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy about which the client has inquired, (a) the name of the issuer; (b) the proposal voted upon, and (c) how the Adviser voted the client’s proxy.

2.	A concise summary of this Proxy Voting Policy and Procedures will be included in the Adviser’s Form ADV Part 2A and will be updated whenever these policies and procedures are updated.

V.	Recordkeeping

The CCO will periodically assure that the third-party proxy voting service and the Adviser together will maintain appropriate records as required for five years from the end of the fiscal year during which the last entry was made including the following records;

•	Copies of this proxy voting policy and procedures, and any amendments thereto;

•	A copy (or link to appropriate electronic version) of each proxy statement;

•	A record of each vote cast;

•	A copy of any document used to memorialize the rationale for the proxy vote;

•

A copy of each written client request for information on how the Adviser voted such client’s proxies, and a copy of any written response to any (written or oral) client request for information on how the Adviser voted its proxies.

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Coverage Universe

This document applies to all Latin American markets (excluding Brazil which has a separate market policy) as well as certain companies incorporated in “Tax Haven” markets. Tax Haven markets covered under this policy may include the following: Anguilla, Antigua/Barbuda, Bahamas, Barbados, Bermuda, Cayman Islands, Curacao, Liberia, Marshall Islands, Mauritius, Panama, UK Virgin Islands, and the US Virgin Islands. (Companies incorporated in these markets that are listed in the U.S. are generally evaluated under U.S. guidelines, except those considered Foreign Private Issuers (FPIs) by the SEC, and thus exempt from most listing and disclosure requirements, and are subject to guidelines based on minimal governance standards under ISS’ FPI Policy or, otherwise, guidelines for the relevant regional or market policy.)

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1. Operational Items

Financial Results/Director and Statutory Reports

General Recommendation: Generally vote for the approval of financial statements, report of the board of directors, independent auditor reports, and other statutory reports, unless there are concerns about the accounts presented or audit procedures used.

Appointment of Auditors and Auditor Fees

General Recommendation: Vote for the (re)election of auditors and/or proposals authorizing the board to fix auditor fees, unless:

•	There are serious concerns about the procedures used by the auditor;

•	There is reason to believe that the auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	External auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company; and

•	Fees for non-audit services exceed standard annual audit-related fees.

In circumstances where fees for non-audit services include fees related to significant one-time capital structure events (initial public offerings, bankruptcy emergencies, and spinoffs) and the company makes public disclosure of the amount and nature of those fees, which are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit fees.

For concerns related to the audit procedures, independence of auditors, and/or name of auditors, ISS may recommend against the auditor’s (re)election. For concerns related to fees paid to the auditors, ISS may recommend against remuneration of auditors if this is a separate voting item; otherwise ISS may recommend against the auditor election.

Appointment of Internal Statutory Auditors

General Recommendation: Vote for the appointment or (re)election of statutory auditors, unless:

•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

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Allocation of Income

General Recommendation: Vote for approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently below 30 percent without adequate explanation or in the absence of positive shareholder returns; or

•	The payout is excessive given the company’s financial position.

Stock (Scrip) Dividend Alternative

General Recommendation: Vote for most stock (scrip) dividend proposals.

Vote against proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

General Recommendation: Vote amendments to the articles of association on a case-by-case basis.

Change in Company Fiscal Term

General Recommendation: Vote for resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

General Recommendation: Vote against resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

General Recommendation: Vote proposals to amend quorum requirements for shareholder meetings on a case-by-case basis.

Transact Other Business

General Recommendation: Vote against other business when it appears as a voting item.

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2. Board of Directors

Director Elections

Bundled Elections

General Recommendation: Vote for the bundled election of management nominees, unless:

•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests;

•	The board fails to meet minimum corporate governance standards, including gender diversity and overboarding thresholds recommended under ISS policy;

•	There are specific concerns about individual nominees, such as criminal wrongdoing or breach of fiduciary responsibilities; or

•	The company does not have at least one-third board independence or two independent directors, whichever is higher.

In a bundled election, vote against the election of directors at all companies if the name(s) of the nominee(s) is(are) not disclosed in a timely manner prior to the meeting, or if the company does not have at least one-third board independence or two independent directors, whichever is higher.

Unbundled Elections

Independence

General Recommendation: In an unbundled election, support for all director nominees is recommended, unless:

•	The company has not provided adequate disclosure of the proposed nominees; or

•	The minimum independence level recommended under ISS policy is not met.

However, if the proposed board falls below the minimum independence level recommended under ISS policy guidelines,

•	Vote for the independent nominees presented individually; and

•	Vote against the non-independent candidates.

Composition

Gender Diversity

Generally vote against director elections at companies where the post-election board contains no female directors.

•	For bundled elections, vote against the entire slate.

•

For unbundled elections, vote against the chair of the Nominating Committee or chair of the committee designated with the responsibility of a nominating committee, or all such committee members if no committee chair has been identified. In case no nominating committee has been disclosed, vote against the chair of the board, or the entire board if no board chair has been identified.

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Overboarding

Generally, vote against management nominees who:

•	Sit on more than five public company boards; or

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own— recommend against only at their outside boards[1].

Generally, vote against the bundled election of directors if one or more nominees, if elected, would be overboarded.

Accountability

Governance Failures

Under extraordinary circumstances, vote against individual directors, members of a committee, or the entire board, due to:

•	Material failures of governance, stewardship, risk oversight (including, but not limited to, environmental, social, and climate change issues), or fiduciary responsibilities at the company;

•	Failure to replace management as appropriate; or

•

Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Vote against individual directors, members of a committee, or the entire board due to a conflict of interest that raises significant potential risk, in the absence of mitigating measures and/or procedures.

Climate Accountability

For companies that are significant greenhouse gas (GHG) emitters, through their operations or value chain2, generally vote against the incumbent chair of the board, if presented under a separate/individual election, or the entire board in the event of a bundled board election in cases where ISS determines that the company is not taking the minimum steps needed to understand, assess, and mitigate risks related to climate change to the company and the larger economy.

In the event there is no director election on ballot, in a respective year, consider, on a case-by-case basis, voting against the company’s financial statements and/or the discharge of directors, as applicable.

[1]

Although all of a CEO’s subsidiary boards with publicly-traded common stock will be counted as separate boards, ISS will not recommend an against vote for the CEO of a parent company board or any of the controlled (>50 percent ownership) subsidiaries of that parent but may do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationships.

[2]	Companies defined as “significant GHG emitters” will be those on the current Climate Action 100+ Focus Group list.

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Minimum steps to understand and mitigate those risks are considered to be the following. Both minimum criteria will be required to be in alignment with the policy:

•	Detailed disclosure of climate-related risks, such as those according to the framework established by the Task Force on Climate-related Financial Disclosures (TCFD), including:

•	Board governance measures;

•	Corporate strategy;

•	Risk management analyses; and

•	Metrics and targets.

•	Appropriate GHG emissions reduction targets.

At this time, “appropriate GHG emissions reductions targets” will be medium-term GHG emission reduction targets or Net Zero-by-2050 GHG reduction targets for a company’s operations (Scope 1) and electricity use (Scope 2). Targets should cover the vast majority of the company’s direct emissions.

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ISS Classification of Directors - Americas Regional Policy

Executive Director

•	Employee or executive of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

•	Any director who is attested by the board to be a non-independent NED;

•	Any director specifically designated as a representative of a significant shareholder of the company;

•	Any director who is also an employee or executive of a significant shareholder of the company or a company that is part of the same economic group;

•	Any director who is nominated by a dissenting significant shareholder, unless there is a clear lack of material[4] connection with the dissident, either currently or historically;

•

Beneficial owner (direct or indirect) of at least 10 percent of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10 percent individually, but collectively own more than 10 percent), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

•

Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•

Represents customer, supplier, creditor, banker, or other entity with which the company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test[3]);

•	Any director who has conflicting or cross-directorships with executive directors or the chair of the company;

•	Relative[1] of a current employee of the company or its affiliates;

•	Relative[1] of a former executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family, but not currently an employee;

•	Former executive (five-year cooling off period);

•	Any director who has served for 12 or more years on the board will be deemed non-independent, unless local best practices recommend a lower tenure limit which will then be applied;

•	Any director whose vote in board meetings is bound under the company’s shareholder agreement;

•	Any director who is an employee or executive of a shareholder who is part of the company’s shareholder agreement;

•	Any additional relationship or principle considered to compromise independence under local corporate governance best practice guidance.

Independent NED

•	No material[4] connection, either directly or indirectly, to the company (other than a board seat) or the dissenting significant shareholder.

Employee Representative

•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Footnotes:

[1]

“Relative” follows the definition of “immediate family members” which covers spouses, parents, children, stepparents, stepchildren, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

[2]

Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

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[3]

A business relationship may be material if the transaction value (of all outstanding transactions) entered into between the company and the company or organization with which the director is associated is equivalent to either 1 percent of the company’s turnover or 1 percent of the turnover of the company or organization with which the director is associated. Or, a business relationship may be material if the transaction value (of all outstanding financing operations) entered into between the company and the company or organization with which the director is associated is more than 10 percent of the company’s shareholder equity or the transaction value, (of all outstanding financing operations), compared to the company’s total assets, is more than 5 percent.

[4]

For purposes of ISS’ director independence classification, “material” will be defined as a standard of relationship financial, personal, or otherwise that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

Contested Director Elections

General Recommendation: For contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, ISS will make its recommendation on a case-by-case basis, determining which directors are best suited to add value for shareholders.

The analysis will generally be based on, but not limited to, the following major decision factors:

•	Company performance relative to its peers;

•	Strategy of the incumbents versus the dissidents;

•	Independence of directors/nominees;

•	Experience and skills of board candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment;

•	Responsiveness to shareholders;

•	Whether a takeover offer has been rebuffed;

•	Whether minority or majority representation is being sought.

When analyzing a contested election of directors, ISS will generally focus on two central questions: (1) Have the dissidents proved that board change is warranted? And (2) if so, are the dissident board nominees likely to effect positive change? (i.e., maximize long-term shareholder value).

Dismiss Directors

General Recommendation: Vote on a case-by-case basis when the company proposes to dismiss directors, paying particular attention, but not limited, to:

•	Whether the company has presented a compelling rationale for the request, and

•	Whether the overall independence level of the newly-proposed board is in line with ISS policy guidelines.

Discharge of Directors

General Recommendation: Generally vote for the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies as to whether the board is fulfilling its fiduciary duties, as evidenced by:

•

A lack of oversight or actions by board members that invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

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•

Any legal proceedings (either civil or criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

•	Other egregious governance issues where shareholders will bring legal action against the company or its directors.

For markets that do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.

Director, Officer, and Auditor Indemnification and Liability Provisions

General Recommendation: Vote proposals seeking indemnification and liability protection for company’s directors, officers, and employees on a case-by-case basis.

As part of the analysis, ISS will consider the company’s disclosure regarding terms including, but not limited to, the following:

•	Safeguards to prevent potential conflict of interests, including the independence of the decision-making process for approval of indemnification coverage;

•	The disclosure of a publicly-available, board approved indemnification policy;

•	Clear description of acts and events that can and cannot be covered by the indemnity policy or contract;

•	Information regarding potential financial impact of the indemnity policy or contracts to the company;

•	Eligible beneficiaries of the policy, including the length of the post-employment period that will be covered by the policy or contract;

•	Treatment of indemnity payments already made in the event of a final irreversible court ruling has determined that associated actions were outside the scope of indemnification coverage.

Vote against proposals that would:

•	Allow indemnity coverage for current and/or former director or officers who have entered into leniency agreements with the country’s authorities in the context of corruption investigations;

•

Allow indemnity coverage of acts committed outside the normal exercise of duties of the administrator, acts performed in bad faith, malice, or fraud, or acts committed in detriment of the company’s best interest; and

•	Indemnify external auditors.

Board Structure

General Recommendation: Vote for proposals to fix board size.

Vote against the introduction of classified boards and mandatory retirement ages for directors.

Vote against proposals to alter board structure or size in the context of a fight for control of the company or the board.

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3. Capital Structure

Share Issuance Requests

General Issuances

General Recommendation: Vote for issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote for issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances

General Recommendation: Vote on a case-by-case basis on all requests, with or without preemptive rights.

Shelf Registration Program

General Recommendation: Vote on a case-by-case basis on all requests, with or without preemptive rights.

Approval of a multi-year authority for the issuance of securities under Shelf Registration Programs will be considered on a case-by-case basis, taking into consideration, but not limited to, the following:

•	Whether the company has provided adequate and timely disclosure including detailed information regarding the rationale for the proposed program;

•

Whether the proposed amount to be approved under such authority, the use of the resources, the length of the authorization, the nature of the securities to be issued under such authority, including any potential risk of dilution to shareholders is disclosed; and

•	Whether there are concerns regarding questionable finances, the use of the proceeds, or other governance concerns.

Increases in Authorized Capital

General Recommendation: Vote for non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote for specific proposals to increase authorized capital to any amount, unless:

•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote against proposals to adopt unlimited capital authorizations.

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Reduction of Capital

General Recommendation: Vote for proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a case-by-case basis.

Capital Structures

General Recommendation: Vote for resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote against requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.

Preferred Stock

General Recommendation: Vote for the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote for the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Vote against the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote against the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a case-by-case basis.

Debt Issuance Requests

General Recommendation: Vote non-convertible debt issuance requests on a case-by-case basis, with or without preemptive rights.

Vote non-convertible debt issuance requests on a case-by-case basis, with or without preemptive rights.

Vote for the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Vote for proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

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Pledging of Assets for Debt

General Recommendation: Vote proposals to approve the pledging of assets for debt on a case-by-case basis.

Increase in Borrowing Powers

General Recommendation: Vote proposals to approve increases in a company’s borrowing powers on a case-by-case basis.

Share Repurchase Plans

General Recommendation: Generally vote for market repurchase authorities (share repurchase programs) if the terms comply with the following criteria:

•	A repurchase limit of up to 10 percent of outstanding issued share capital;

•	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and

•	A duration that does not exceed market practice.

Authorities to repurchase shares in excess of the 10 percent repurchase limit will be assessed on a case-by-case basis. ISS may support such share repurchase authorities under special circumstances, which are required to be publicly disclosed by the company, provided that, on balance, the proposal is in shareholders’ interests.

In such cases, the authority must comply with the following criteria:

•	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and

•	A duration of no more than 18 months.

In markets where it is normal practice not to provide a repurchase limit, ISS will evaluate the proposal based on the company’s historical practice. However, ISS expects companies to disclose such limits and, in the future, may recommend a vote against companies that fail to do so. In such cases, the authority must comply with the following criteria:

•	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and

•	A duration of no more than 18 months.

In addition, ISS will recommend against any proposal where:

•	The repurchase can be used for takeover defenses;

•	There is clear evidence of abuse;

•	There is no safeguard against selective buybacks; and/or

•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.

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Reissuance of Repurchased Shares

General Recommendation: Vote for requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

General Recommendation: Vote for requests to capitalize reserves for bonus issues of shares or to increase par value.

4. Compensation

Compensation Plans

General Recommendation: Vote compensation plans on a case-by-case basis.

Vote against a stock option plan, or an amendment to the plan, if:

•	The maximum number of shares to be issued under the proposed plan is not disclosed; and/or

•	The company has not disclosed any information regarding the key terms of the proposed stock option plan.

Director Compensation

General Recommendation: Vote for proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a case-by-case basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a case-by-case basis.

Vote against proposals to introduce retirement benefits for non-executive directors.

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5. Other Items

Charitable Donations

General Recommendation: Vote proposals seeking the approval of donations on a case-by-case basis, considering factors including, but not limited to, the following:

•	Size of the proposed donation request;

•	The destination of the proposed allocation of funds; and

•	The company’s historical donations practices, including allocations approved at prior shareholder meetings.

Reorganizations/Restructurings

General Recommendation: Vote reorganizations and restructurings on a case-by-case basis.

Mergers and Acquisitions

General Recommendation: Vote case-by-case on mergers and acquisitions taking into account the following:

For every M&A analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, ISS places emphasis on the offer premium, market reaction, and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.

•

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? ISS will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

•

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote against if the companies do not provide sufficient information upon request to make an informed voting decision.

Mandatory Takeover Bid Waivers

General Recommendation: Vote proposals to waive mandatory takeover bid requirements on a case-by-case basis.

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Reincorporation Proposals

General Recommendation: Vote reincorporation proposals on a case-by-case basis.

Expansion of Business Activities

General Recommendation: Vote for resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions

General Recommendation: In evaluating resolutions that seek shareholder approval on related-party transactions (RPTs), vote on a case-by-case basis, considering factors including, but not limited to, the following:

•	The parties on either side of the transaction;

•	The nature of the asset to be transferred/service to be provided;

•	The pricing of the transaction (and any associated professional valuation);

•	The views of independent directors (where provided);

•	The views of an independent financial adviser (where appointed);

•	Whether any entities party to the transaction (including advisers) is conflicted; and

•	The stated rationale for the transaction, including discussions of timing.

If there is a transaction that ISS deemed problematic and that was not put to a shareholder vote, ISS may recommend against the election of the director involved in the related-party transaction or the full board.

Antitakeover Mechanisms

General Recommendation: Generally vote against all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals

General Recommendation: Vote all shareholder proposals on a case-by-case basis.

Vote for proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote against proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

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6. Social and Environmental Issues

General Approach -E&S Shareholder Proposals

ISS applies a common approach globally to evaluating social and environmental proposals which cover a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short or long term.

General Recommendation: Generally vote case-by-case, examining primarily whether implementation of the proposal is likely to enhance or protect shareholder value. The following factors will be considered:

•	If the issues presented in the proposal are being appropriately or effectively dealt with through legislation or government regulation;

•	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

•	Whether the proposal’s request is unduly burdensome (scope or timeframe) or overly prescriptive;

•	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

•	Whether there are significant controversies, fines, penalties, or litigation associated with the company’s practices related to the issue(s) raised in the proposal;

•

If the proposal requests increased disclosure or greater transparency, whether reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

•

If the proposal requests increased disclosure or greater transparency, whether implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Say on Climate (SoC) Management Proposals

General Recommendation: Vote case-by-case on management proposals that request shareholders to approve the company’s climate transition action plan3, taking into account the completeness and rigor of the plan. Information that will be considered where available includes the following:

•	The extent to which the company’s climate related disclosures are in line with TCFD recommendations and meet other market standards;

•	Disclosure of its operational and supply chain GHG emissions (Scopes 1, 2, and 3);

•	The completeness and rigor of company’s short-, medium-, and long-term targets for reducing operational and supply chain GHG emissions (Scopes 1, 2, and 3 if relevant);

•	Whether the company has sought and approved third-party approval that its targets are science-based;

•	Whether the company has made a commitment to be “net zero” for operational and supply chain emissions (Scopes 1, 2, and 3) by 2050;

•	Whether the company discloses a commitment to report on the implementation of its plan in subsequent years;

•	Whether the company’s climate data has received third-party assurance;

•	Disclosure of how the company’s lobbying activities and its capital expenditures align with company strategy;

•	Whether there are specific industry decarbonization challenges; and

•	The company’s related commitment, disclosure, and performance compared to its industry peers.

[3]	Variations of this request also include climate transition related ambitions, or commitment to reporting on the implementation of a climate plan.

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Say on Climate (SoC) Shareholder Proposals

General Recommendation: Vote case-by-case on shareholder proposals that request the company to disclose a report providing its GHG emissions levels and reduction targets and/or its upcoming/approved climate transition action plan and provide shareholders the opportunity to express approval or disapproval of its GHG emissions reduction plan, taking into account information such as the following:

•	The completeness and rigor of the company’s climate-related disclosure;

•	The company’s actual GHG emissions performance;

•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to its GHG emissions; and

•	Whether the proposal’s request is unduly burdensome (scope or timeframe) or overly prescriptive.

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7. Foreign Private Issuers Listed on U.S. Exchanges

Foreign private issuers (“FPIs”) are defined as companies whose business is administered principally outside the U.S., with more than 50 percent of assets located outside the U.S.; a majority of whose directors/officers are not U.S. citizens or residents; and a majority of whose outstanding voting shares are held by non-residents of the U.S.

Companies that are incorporated outside of the U.S. and listed solely on U.S. exchanges, where they qualify as FPIs, may be subject to the following policy:

Voting on Director Nominees

Independence

General Recommendation: Vote against (or withhold from) non-independent4 director nominees at companies that fail to have the following: a majority-independent board; standing audit, compensation, and nominating committees, each composed entirely of independent directors.

Generally vote against directors nominated by slate ballot.

Gender Diversity

General Recommendation: Generally vote against or withhold from the chair of the nominating committee (or other directors on a case-by-case basis) at companies where there are no women on the company’s board. An exception will be made if there was at least one woman on the board at the preceding annual meeting and the board makes a firm commitment to return to a gender-diverse status within a year.

Equity Compensation Plans

Where the design and disclosure levels of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy, using an “Equity Plan Scorecard” (EPSC) approach, will be used to evaluate the compensation plan proposals. Plan cost, plan features, grant practices, and egregious overriding factors are taken into account.

Where the design and disclosure levels of equity compensation plans are not comparable to those seen at U.S. companies, the plans will be evaluated according to the Americas Regional Proxy Voting Guidelines.

All other voting items will be evaluated using the relevant ISS regional or market proxy voting guidelines.

[4]	Independence determination is based on ISS’ U.S. Classification of Directors.

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# UNITED STATES

## Proxy Voting Guidelines
## Benchmark Policy Recommendations

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B-26

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Coverage

The U.S. research team provides proxy analyses and voting recommendations for the common shareholder meetings of U.S.-incorporated companies that are publicly-traded on U.S. exchanges, as well as certain OTC companies, if they are held in our institutional investor clients’ portfolios. Coverage generally includes corporate actions for common equity holders, such as written consents and bankruptcies. ISS’ U.S. coverage includes investment companies (including open-end funds, closed-end funds, exchange-traded funds, and unit investment trusts), limited partnerships (“LPs”), master limited partnerships (“MLPs”), limited liability companies (“LLCs”), and business development companies. ISS reviews its universe of coverage on an annual basis, and the coverage is subject to change based on client need and industry trends.

Foreign-incorporated companies

In addition to U.S.- incorporated, U.S.- listed companies, ISS’ U.S. policies are applied to certain foreign-incorporated company analyses. Like the SEC, ISS distinguishes two types of companies that list but are not incorporated in the U.S.:

•

U.S. Domestic Issuers – which have a majority of outstanding shares held in the U.S. and meet other criteria, as determined by the SEC, and are subject to the same disclosure and listing standards as U.S. incorporated companies (e.g. they are required to file DEF14A proxy statements) – are generally covered under standard U.S. policy guidelines.

•

Foreign Private Issuers (FPIs) – which are allowed to take exemptions from most disclosure requirements (e.g., they are allowed to file 6-K for their proxy materials) and U.S. listing standards – are generally covered under a combination of policy guidelines:

•

FPI Guidelines (see the Americas Regional Proxy Voting Guidelines), may apply to companies incorporated in governance havens, and apply certain minimum independence and disclosure standards in the evaluation of key proxy ballot items, such as the election of directors; and/or

•	Guidelines for the market that is responsible for, or most relevant to, the item on the ballot.

U.S. incorporated companies listed only on non-U.S. exchanges are generally covered under the ISS guidelines for the market on which they are traded.

An FPI is generally covered under ISS’ approach to FPIs outlined above, even if such FPI voluntarily files a proxy statement and/or other filing normally required of a U.S. Domestic Issuer, so long as the company retains its FPI status.

In all cases – including with respect to other companies with cross-market features that may lead to ballot items related to multiple markets – items that are on the ballot solely due to the requirements of another market (listing, incorporation, or national code) may be evaluated under the policy of the relevant market, regardless of the “assigned” primary market coverage.

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1. Board of Directors

Voting on Director Nominees in Uncontested Elections

Four fundamental principles apply when determining votes on director nominees:

Independence: Boards should be sufficiently independent from management (and significant shareholders) to ensure that they are able and motivated to effectively supervise management’s performance for the benefit of all shareholders, including in setting and monitoring the execution of corporate strategy, with appropriate use of shareholder capital, and in setting and monitoring executive compensation programs that support that strategy. The chair of the board should ideally be an independent director, and all boards should have an independent leadership position or a similar role in order to help provide appropriate counterbalance to executive management, as well as having sufficiently independent committees that focus on key governance concerns such as audit, compensation, and nomination of directors.

Composition: Companies should ensure that directors add value to the board through their specific skills and expertise and by having sufficient time and commitment to serve effectively. Boards should be of a size appropriate to accommodate diversity, expertise, and independence, while ensuring active and collaborative participation by all members. Boards should be sufficiently diverse to ensure consideration of a wide range of perspectives.

Responsiveness: Directors should respond to investor input, such as that expressed through significant opposition to management proposals, significant support for shareholder proposals (whether binding or non-binding), and tender offers where a majority of shares are tendered.

Accountability: Boards should be sufficiently accountable to shareholders, including through transparency of the company’s governance practices and regular board elections, by the provision of sufficient information for shareholders to be able to assess directors and board composition, and through the ability of shareholders to remove directors.

General Recommendation: Generally vote for director nominees, except under the following circumstances (with new nominees1 considered on case-by-case basis):

Independence

Vote against2 or withhold from non-independent directors (Executive Directors and Non-Independent Non-Executive Directors per ISS’ Classification of Directors) when:

•	Independent directors comprise 50 percent or less of the board;

•	The non-independent director serves on the audit, compensation, or nominating committee;

•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee; or

•	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee.

[1]

A “new nominee” is a director who is being presented for election by shareholders for the first time. Recommendations on new nominees who have served for less than one year are made on a case-by-case basis depending on the timing of their appointment and the problematic governance issue in question.

[2]

In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

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ISS Classification of Directors – U.S.

1.	Executive Director

1.1.	Current officer[1] of the company or one of its affiliates[2].

2.	Non-Independent Non-Executive Director

Board Identification

2.1.	Director identified as not independent by the board.

Controlling/Significant Shareholder

2.2.	Beneficial owner of more than 50 percent of the company’s voting power (this may be aggregated if voting power is distributed among more than one member of a group).

Current Employment at Company or Related Company

2.3.	Non-officer employee of the firm (including employee representatives).

2.4.	Officer[1], former officer, or general or limited partner of a joint venture or partnership with the company.

Former Employment

2.5.	Former CEO of the company. 3, [4]

2.6.	Former non-CEO officer[1] of the company or an affiliate[2] within the past five years.

2.7.	Former officer[1] of an acquired company within the past five years.[4]

2.8.	Officer[1] of a former parent or predecessor firm at the time the company was sold or split off within the past five years.

2.9.	Former interim officer if the service was longer than 18 months. If the service was between 12 and 18 months an assessment of the interim officer’s employment agreement will be made.[5]

Family Members

2.10.	Immediate family member[6] of a current or former officer[1] of the company or its affiliates[2] within the last five years.

2.11.

Immediate family member[6] of a current employee of company or its affiliates[2] where additional factors raise concern (which may include, but are not limited to, the following: a director related to numerous employees; the company or its affiliates employ relatives of numerous board members; or a non-Section 16 officer in a key strategic role).

Professional, Transactional, and Charitable Relationships

2.12.

Director who (or whose immediate family member6) currently provides professional services[7] in excess of $10,000 per year to: the company, an affiliate[2], or an individual officer of the company or an affiliate; or who is (or whose immediate family member[6] is) a partner, employee, or controlling shareholder of an organization which provides the services.

2.13.

Director who (or whose immediate family member6) currently has any material transactional relationship[8] with the company or its affiliates[2]; or who is (or whose immediate family member[6] is) a partner in, or a controlling shareholder or an executive officer of, an organization which has the material transactional relationship[8] (excluding investments in the company through a private placement).

2.14.

Director who (or whose immediate family member6) is a trustee, director, or employee of a charitable or non-profit organization that receives material grants or endowments[8] from the company or its affiliates[2].

Other Relationships

2.15.	Party to a voting agreement[9] to vote in line with management on proposals being brought to shareholder vote.

2.16.	Has (or an immediate family member[6] has) an interlocking relationship as defined by the SEC involving members of the board of directors or its Compensation Committee.[10]

2.17.	Founder[11] of the company but not currently an employee.

2.18.	Director with pay comparable to Named Executive Officers.

2.19.	Any material[12] relationship with the company.

3.	Independent Director

3.1.	No material[12] connection to the company other than a board seat.

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Footnotes:

1.

The definition of officer will generally follow that of a “Section 16 officer” (officers subject to Section 16 of the Securities and Exchange Act of 1934) and includes the chief executive, operating, financial, legal, technology, and accounting officers of a company (including the president, treasurer, secretary, controller, or any vice president in charge of a principal business unit, division, or policy function). Current interim officers are included in this category. For private companies, the equivalent positions are applicable. A non-employee director serving as an officer due to statutory requirements (e.g. corporate secretary) will generally be classified as a Non-Independent Non-Executive Director under “Any material relationship with the company.” However, if the company provides explicit disclosure that the director is not receiving additional compensation exceeding $10,000 per year for serving in that capacity, then the director will be classified as an Independent Director.

2.

“Affiliate” includes a subsidiary, sibling company, or parent company. ISS uses 50 percent control ownership by the parent company as the standard for applying its affiliate designation. The manager/advisor of an externally managed issuer (EMI) is considered an affiliate.

3.	Includes any former CEO of the company prior to the company’s initial public offering (IPO).

4.

When there is a former CEO of a special purpose acquisition company (SPAC) serving on the board of an acquired company, ISS will generally classify such directors as independent unless determined otherwise taking into account the following factors: the applicable listing standards determination of such director’s independence; any operating ties to the firm; and the existence of any other conflicting relationships or related party transactions.

5.

ISS will look at the terms of the interim officer’s employment contract to determine if it contains severance pay, long-term health and pension benefits, or other such standard provisions typically contained in contracts of permanent, non-temporary CEOs. ISS will also consider if a formal search process was under way for a full-time officer at the time.

6.

“Immediate family member” follows the SEC’s definition of such and covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

7.

Professional services can be characterized as advisory in nature, generally involve access to sensitive company information or to strategic decision-making, and typically have a commission- or fee-based payment structure. Professional services generally include but are not limited to the following: investment banking/financial advisory services, commercial banking (beyond deposit services), investment services, insurance services, accounting/audit services, consulting services, marketing services, legal services, property management services, realtor services, lobbying services, executive search services, and IT consulting services. The following would generally be considered transactional relationships and not professional services: deposit services, IT tech support services, educational services, and construction services. The case of participation in a banking syndicate by a non-lead bank should be considered a transactional (and hence subject to the associated materiality test) rather than a professional relationship. “Of Counsel” relationships are only considered immaterial if the individual does not receive any form of compensation (in excess of $10,000 per year) from, or is a retired partner of, the firm providing the professional service. The case of a company providing a professional service to one of its directors or to an entity with which one of its directors is affiliated, will be considered a transactional rather than a professional relationship. Insurance services and marketing services are assumed to be professional services unless the company explains why such services are not advisory.

8.

A material transactional relationship, including grants to non-profit organizations, exists if the company makes annual payments to, or receives annual payments from, another entity, exceeding the greater of: $200,000 or 5 percent of the recipient’s gross revenues, for a company that follows NASDAQ listing standards; or the greater of $1,000,000 or 2 percent of the recipient’s gross revenues, for a company that follows NYSE listing standards. For a company that follows neither of the preceding standards, ISS will apply the NASDAQ-based materiality test. (The recipient is the party receiving the financial proceeds from the transaction).

9.

Dissident directors who are parties to a voting agreement pursuant to a settlement or similar arrangement may be classified as Independent Directors if an analysis of the following factors indicates that the voting agreement does not compromise their alignment with all shareholders’ interests: the terms of the agreement; the duration of the standstill provision in the agreement; the limitations and requirements of actions that are agreed upon; if the dissident director nominee(s) is subject to the standstill; and if there any conflicting relationships or related party transactions.

10.

Interlocks include: executive officers serving as directors on each other’s compensation or similar committees (or, in the absence of such a committee, on the board); or executive officers sitting on each other’s boards and at least one serves on the other’s compensation or similar committees (or, in the absence of such a committee, on the board).

11.	The operating involvement of the founder with the company will be considered; if the founder was never employed by the company, ISS may deem him or her an Independent Director.
12.

For purposes of ISS’s director independence classification, “material” will be defined as a standard of relationship (financial, personal, or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

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Composition

Attendance at Board and Committee Meetings: Generally vote against or withhold from directors (except nominees who served only part of the fiscal year3) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:

•	Medical issues/illness;

•	Family emergencies; and

•	Missing only one meeting (when the total of all meetings is three or fewer).

In cases of chronic poor attendance without reasonable justification, in addition to voting against the director(s) with poor attendance, generally vote against or withhold from appropriate members of the nominating/governance committees or the full board.

If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote against or withhold from the director(s) in question.

Overboarded Directors: Generally vote against or withhold from individual directors who:

•	Sit on more than five public company boards; or

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own— withhold only at their outside boards[4].

Gender Diversity: Generally vote against or withhold from the chair of the nominating committee (or other directors on a case-by-case basis) at companies where there are no women on the company’s board. An exception will be made if there was at least one woman on the board at the preceding annual meeting and the board makes a firm commitment to return to a gender-diverse status within a year.

Racial and/or Ethnic Diversity: For companies in the Russell 3000 or S&P 1500 indices, generally vote against or withhold from the chair of the nominating committee (or other directors on a case-by-case basis) where the board has no apparent racially or ethnically diverse members5. An exception will be made if there was racial and/or ethnic diversity on the board at the preceding annual meeting and the board makes a firm commitment to appoint at least one racial and/or ethnic diverse member within a year.

[3]	Nominees who served for only part of the fiscal year are generally exempted from the attendance policy.
[4]

Although all of a CEO’s subsidiary boards with publicly-traded common stock will be counted as separate boards, ISS will not recommend a withhold vote for the CEO of a parent company board or any of the controlled (>50 percent ownership) subsidiaries of that parent but may do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationships.

[5]	Aggregate diversity statistics provided by the board will only be considered if specific to racial and/or ethnic diversity.

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Responsiveness

Vote case-by-case on individual directors, committee members, or the entire board of directors as appropriate if:

•

The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year or failed to act on a management proposal seeking to ratify an existing charter/bylaw provision that received opposition of a majority of the shares cast in the previous year. Factors that will be considered are:

•	Disclosed outreach efforts by the board to shareholders in the wake of the vote;

•	Rationale provided in the proxy statement for the level of implementation;

•	The subject matter of the proposal;

•	The level of support for and opposition to the resolution in past meetings;

•	Actions taken by the board in response to the majority vote and its engagement with shareholders;

•	The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and

•	Other factors as appropriate.

•	The board failed to act on takeover offers where the majority of shares are tendered;

•

At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote.

Vote case-by-case on Compensation Committee members (or, in exceptional cases, the full board) and the Say on Pay proposal if:

•	The company’s previous say-on-pay received the support of less than 70 percent of votes cast. Factors that will be considered are:

•	The company’s response, including:

•

Disclosure of engagement efforts with major institutional investors, including the frequency and timing of engagements and the company participants (including whether independent directors participated);

•	Disclosure of the specific concerns voiced by dissenting shareholders that led to the say-on-pay opposition;

•	Disclosure of specific and meaningful actions taken to address shareholders’ concerns;

•	Other recent compensation actions taken by the company;

•	Whether the issues raised are recurring or isolated;

•	The company’s ownership structure; and

•	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

•	The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the plurality of votes cast.

Accountability

PROBLEMATIC TAKEOVER DEFENSES, CAPITAL STRUCTURE, AND GOVERNANCE STRUCTURE

Poison Pills: Generally vote against or withhold from all nominees (except new nominees1, who should be considered case-by-case) if:

•	The company has a poison pill with a deadhand or slowhand feature[6];

[6]

If a short-term pill with a deadhand or slowhand feature is enacted but expires before the next shareholder vote, ISS will generally still recommend withhold/against nominees at the next shareholder meeting following its adoption.

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•	The board makes a material adverse modification to an existing pill, including, but not limited to, extension, renewal, or lowering the trigger, without shareholder approval; or

•	The company has a long-term poison pill (with a term of over one year) that was not approved by the public shareholders[7].

Vote case-by-case on nominees if the board adopts an initial short-term pill6 (with a term of one year or less) without shareholder approval, taking into consideration:

•	The disclosed rationale for the adoption;

•	The trigger;

•	The company’s market capitalization (including absolute level and sudden changes);

•	A commitment to put any renewal to a shareholder vote; and

•	Other factors as relevant.

Unequal Voting Rights: Generally vote withhold or against directors individually, committee members, or the entire board (except new nominees1, who should be considered case-by-case), if the company employs a common stock structure with unequal voting rights8.

Exceptions to this policy will generally be limited to:

•	Newly-public companies[9] with a sunset provision of no more than seven years from the date of going public;

•	Limited Partnerships and the Operating Partnership (OP) unit structure of REITs;

•	Situations where the super-voting shares represent less than 5% of total voting power and therefore considered to be de minimis; or

•	The company provides sufficient protections for minority shareholders, such as allowing minority shareholders a regular binding vote on whether the capital structure should be maintained.

Classified Board Structure: The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.

Removal of Shareholder Discretion on Classified Boards: The company has opted into, or failed to opt out of, state laws requiring a classified board structure.

Problematic Governance Structure: For companies that hold or held their first annual meeting9 of public shareholders after Feb. 1, 2015, generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees1, who should be considered case-by-case) if, prior to or in connection with the company’s public offering, the company or its board adopted the following bylaw or charter provisions that are considered to be materially adverse to shareholder rights:

•	Supermajority vote requirements to amend the bylaws or charter;

•	A classified board structure; or

•	Other egregious provisions.

[7]	Approval prior to, or in connection, with a company’s becoming publicly-traded, or in connection with a de-SPAC transaction, is insufficient.
[8]

This generally includes classes of common stock that have additional votes per share than other shares; classes of shares that are not entitled to vote on all the same ballot items or nominees; or stock with time-phased voting rights (“loyalty shares”).

[9]	Includes companies that emerge from bankruptcy, SPAC transactions, spin-offs, direct listings, and those who complete a traditional initial public offering.

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A provision which specifies that the problematic structure(s) will be sunset within seven years of the date of going public will be considered a mitigating factor.

Unless the adverse provision is reversed or removed, vote case-by-case on director nominees in subsequent years.

Unilateral Bylaw/Charter Amendments: Generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees1, who should be considered case-by-case) if the board amends the company’s bylaws or charter without shareholder approval in a manner that materially diminishes shareholders’ rights or that could adversely impact shareholders, considering the following factors:

•	The board’s rationale for adopting the bylaw/charter amendment without shareholder ratification;

•	Disclosure by the company of any significant engagement with shareholders regarding the amendment;

•	The level of impairment of shareholders’ rights caused by the board’s unilateral amendment to the bylaws/charter;

•	The board’s track record with regard to unilateral board action on bylaw/charter amendments or other entrenchment provisions;

•	The company’s ownership structure;

•	The company’s existing governance provisions;

•	The timing of the board’s amendment to the bylaws/charter in connection with a significant business development; and

•	Other factors, as deemed appropriate, that may be relevant to determine the impact of the amendment on shareholders.

Unless the adverse amendment is reversed or submitted to a binding shareholder vote, in subsequent years vote case-by-case on director nominees. Generally vote against (except new nominees1, who should be considered case-by-case) if the directors:

•	Classified the board;

•	Adopted supermajority vote requirements to amend the bylaws or charter;

•	Eliminated shareholders’ ability to amend bylaws;

•	Adopted a fee-shifting provision; or

•	Adopted another provision deemed egregious.

Restricting Binding Shareholder Proposals: Generally vote against or withhold from the members of the governance committee if:

•

The company’s governing documents impose undue restrictions on shareholders’ ability to amend the bylaws. Such restrictions include but are not limited to: outright prohibition on the submission of binding shareholder proposals or share ownership requirements, subject matter restrictions, or time holding requirements in excess of SEC Rule 14a-8. Vote against or withhold on an ongoing basis.

Submission of management proposals to approve or ratify requirements in excess of SEC Rule 14a-8 for the submission of binding bylaw amendments will generally be viewed as an insufficient restoration of shareholders’ rights. Generally continue to vote against or withhold on an ongoing basis until shareholders are provided with an unfettered ability to amend the bylaws or a proposal providing for such unfettered right is submitted for shareholder approval.

Director Performance Evaluation: The board lacks mechanisms to promote accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one-, three-, and five-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s operational metrics and other factors as warranted. Problematic provisions include but are not limited to:

•	A classified board structure;

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•	A supermajority vote requirement;

•	Either a plurality vote standard in uncontested director elections, or a majority vote standard in contested elections;

•	The inability of shareholders to call special meetings;

•	The inability of shareholders to act by written consent;

•	A multi-class capital structure; and/or

•	A non-shareholder-approved poison pill.

Management Proposals to Ratify Existing Charter or Bylaw Provisions: Vote against/withhold from individual directors, members of the governance committee, or the full board, where boards ask shareholders to ratify existing charter or bylaw provisions considering the following factors:

•	The presence of a shareholder proposal addressing the same issue on the same ballot;

•	The board’s rationale for seeking ratification;

•	Disclosure of actions to be taken by the board should the ratification proposal fail;

•	Disclosure of shareholder engagement regarding the board’s ratification request;

•	The level of impairment to shareholders’ rights caused by the existing provision;

•	The history of management and shareholder proposals on the provision at the company’s past meetings;

•	Whether the current provision was adopted in response to the shareholder proposal;

•	The company’s ownership structure; and

•	Previous use of ratification proposals to exclude shareholder proposals.

Problematic Audit-Related Practices

Generally vote against or withhold from the members of the Audit Committee if:

•	The non-audit fees paid to the auditor are excessive;

•	The company receives an adverse opinion on the company’s financial statements from its auditor; or

•

There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote case-by-case on members of the Audit Committee and potentially the full board if:

•

Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence, and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether withhold/against votes are warranted.

Problematic Compensation Practices

In the absence of an Advisory Vote on Executive Compensation (Say on Pay) ballot item or in egregious situations, vote against or withhold from the members of the Compensation Committee and potentially the full board if:

•	There is an unmitigated misalignment between CEO pay and company performance (pay for performance);

•	The company maintains significant problematic pay practices; or

•	The board exhibits a significant level of poor communication and responsiveness to shareholders.

Generally vote against or withhold from the Compensation Committee chair, other committee members, or potentially the full board if:

•	The company fails to include a Say on Pay ballot item when required under SEC provisions, or under the company’s declared frequency of say on pay; or

•	The company fails to include a Frequency of Say on Pay ballot item when required under SEC provisions.

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Generally vote against members of the board committee responsible for approving/setting non-employee director compensation if there is a pattern (i.e. two or more years) of awarding excessive non-employee director compensation without disclosing a compelling rationale or other mitigating factors.

Problematic Pledging of Company Stock: Vote against the members of the committee that oversees risks related to pledging, or the full board, where a significant level of pledged company stock by executives or directors raises concerns. The following factors will be considered:

•	The presence of an anti-pledging policy, disclosed in the proxy statement, that prohibits future pledging activity;

•	The magnitude of aggregate pledged shares in terms of total common shares outstanding, market value, and trading volume;

•	Disclosure of progress or lack thereof in reducing the magnitude of aggregate pledged shares over time;

•	Disclosure in the proxy statement that shares subject to stock ownership and holding requirements do not include pledged company stock; and

•	Any other relevant factors.

Climate Accountability

For companies that are significant greenhouse gas (GHG) emitters, through their operations or value chain10, generally vote against or withhold from the incumbent chair of the responsible committee (or other directors on a case-by-case basis) in cases where ISS determines that the company is not taking the minimum steps needed to understand, assess, and mitigate risks related to climate change to the company and the larger economy.

Minimum steps to understand and mitigate those risks are considered to be the following. Both minimum criteria will be required to be in alignment with the policy:

•	Detailed disclosure of climate-related risks, such as according to the framework established by the Task Force on Climate-related Financial Disclosures (TCFD), including:

•	Board governance measures;

•	Corporate strategy;

•	Risk management analyses; and

•	Metrics and targets.

•	Appropriate GHG emissions reduction targets.

At this time, “appropriate GHG emissions reductions targets” will be medium-term GHG reduction targets or Net Zero-by-2050 GHG reduction targets for a company’s operations (Scope 1) and electricity use (Scope 2). Targets should cover the vast majority of the company’s direct emissions.

Governance Failures

Under extraordinary circumstances, vote against or withhold from directors individually, committee members, or the entire board, due to:

•	Material failures of governance, stewardship, risk oversight[11], or fiduciary responsibilities at the company;

•	Failure to replace management as appropriate; or

[10]	Companies defined as “significant GHG emitters” will be those on the current Climate Action 100+ Focus Group list.
[11]

Examples of failure of risk oversight include but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; demonstrably poor risk oversight of environmental and social issues, including climate change; significant adverse legal judgments or settlement; or hedging of company stock.

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•

Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Voting on Director Nominees in Contested Elections

Vote-No Campaigns

General Recommendation: In cases where companies are targeted in connection with public “vote-no” campaigns, evaluate director nominees under the existing governance policies for voting on director nominees in uncontested elections. Take into consideration the arguments submitted by shareholders and other publicly available information.

Proxy Contests/Proxy Access

General Recommendation: Vote case-by-case on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the company relative to its industry;

•	Management’s track record;

•	Background to the contested election;

•	Nominee qualifications and any compensatory arrangements;

•	Strategic plan of dissident slate and quality of the critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates); and

•	Stock ownership positions.

In the case of candidates nominated pursuant to proxy access, vote case-by-case considering any applicable factors listed above or additional factors which may be relevant, including those that are specific to the company, to the nominee(s) and/or to the nature of the election (such as whether there are more candidates than board seats).

Other Board-Related Proposals

Adopt Anti-Hedging/Pledging/Speculative Investments Policy

General Recommendation: Generally vote for proposals seeking a policy that prohibits named executive officers from engaging in derivative or speculative transactions involving company stock, including hedging, holding stock in a margin account, or pledging stock as collateral for a loan. However, the company’s existing policies regarding responsible use of company stock will be considered.

Board Refreshment

Board refreshment is best implemented through an ongoing program of individual director evaluations, conducted annually, to ensure the evolving needs of the board are met and to bring in fresh perspectives, skills, and diversity as needed.

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Term/Tenure Limits

General Recommendation: Vote case-by-case on management proposals regarding director term/tenure limits, considering:

•	The rationale provided for adoption of the term/tenure limit;

•	The robustness of the company’s board evaluation process;

•	Whether the limit is of sufficient length to allow for a broad range of director tenures;

•	Whether the limit would disadvantage independent directors compared to non-independent directors; and

•	Whether the board will impose the limit evenly, and not have the ability to waive it in a discriminatory manner.

Vote case-by-case on shareholder proposals asking for the company to adopt director term/tenure limits, considering:

•	The scope of the shareholder proposal; and

•	Evidence of problematic issues at the company combined with, or exacerbated by, a lack of board refreshment.

Age Limits

General Recommendation: Generally vote against management and shareholder proposals to limit the tenure of independent directors through mandatory retirement ages. Vote for proposals to remove mandatory age limits.

Board Size

General Recommendation: Vote for proposals seeking to fix the board size or designate a range for the board size.

Vote against proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

Classification/Declassification of the Board

General Recommendation: Vote against proposals to classify (stagger) the board.

Vote for proposals to repeal classified boards and to elect all directors annually.

CEO Succession Planning

General Recommendation: Generally vote for proposals seeking disclosure on a CEO succession planning policy, considering, at a minimum, the following factors:

•	The reasonableness/scope of the request; and

•	The company’s existing disclosure on its current CEO succession planning process.

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Cumulative Voting

General Recommendation: Generally vote against management proposals to eliminate cumulate voting, and for shareholder proposals to restore or provide for cumulative voting, unless:

•	The company has proxy access[12], thereby allowing shareholders to nominate directors to the company’s ballot; and

•

The company has adopted a majority vote standard, with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.

Vote for proposals for cumulative voting at controlled companies (insider voting power > 50%).

Director and Officer Indemnification, Liability Protection, and Exculpation

General Recommendation: Vote case-by-case on proposals on director and officer indemnification, liability protection, and exculpation13.

Consider the stated rationale for the proposed change. Also consider, among other factors, the extent to which the proposal would:

•	Eliminate directors’ and officers’ liability for monetary damages for violating the duty of care.

•	Eliminate directors’ and officers’ liability for monetary damages for violating the duty of loyalty.

•	Expand coverage beyond just legal expenses to liability for acts that are more serious violations of fiduciary obligation than mere carelessness.

•

Expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for, at the discretion of the company’s board (i.e., “permissive indemnification”), but that previously the company was not required to indemnify.

Vote for those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:

•	If the individual was found to have acted in good faith and in a manner that the individual reasonably believed was in the best interests of the company; and

If only the individual’s legal expenses would be covered.

Establish/Amend Nominee Qualifications

General Recommendation: Vote case-by-case on proposals that establish or amend director qualifications. Votes should be based on the reasonableness of the criteria and the degree to which they may preclude dissident nominees from joining the board.

Vote case-by-case on shareholder resolutions seeking a director nominee who possesses a particular subject matter expertise, considering:

•	The company’s board committee structure, existing subject matter expertise, and board nomination provisions relative to that of its peers;

[12]	A proxy access right that meets the recommended guidelines.
[13]	Indemnification: the condition of being secured against loss or damage.

Limited liability: a person’s financial liability is limited to a fixed sum, or personal financial assets are not at risk if the individual loses a lawsuit that results in financial award/damages to the plaintiff.

Exculpation: to eliminate or limit the personal liability of a director or officer to the corporation or its shareholders for monetary damages for breach of fiduciary duty as a director or officer.

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•	The company’s existing board and management oversight mechanisms regarding the issue for which board oversight is sought;

•	The company’s disclosure and performance relating to the issue for which board oversight is sought and any significant related controversies; and

•	The scope and structure of the proposal.

Establish Other Board Committee Proposals

General Recommendation: Generally vote against shareholder proposals to establish a new board committee, as such proposals seek a specific oversight mechanism/structure that potentially limits a company’s flexibility to determine an appropriate oversight mechanism for itself. However, the following factors will be considered:

•	Existing oversight mechanisms (including current committee structure) regarding the issue for which board oversight is sought;

•	Level of disclosure regarding the issue for which board oversight is sought;

•	Company performance related to the issue for which board oversight is sought;

•	Board committee structure compared to that of other companies in its industry sector; and

•	The scope and structure of the proposal.

Filling Vacancies/Removal of Directors

General Recommendation: Vote against proposals that provide that directors may be removed only for cause. Vote for proposals to restore shareholders’ ability to remove directors with or without cause.

Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote for proposals that permit shareholders to elect directors to fill board vacancies.

Independent Board Chair

General Recommendation: Generally vote for shareholder proposals requiring that the board chair position be filled by an independent director, taking into consideration the following:

•	The scope and rationale of the proposal;

•	The company’s current board leadership structure;

•	The company’s governance structure and practices;

•	Company performance; and

•	Any other relevant factors that may be applicable.

The following factors will increase the likelihood of a “for” recommendation:

•	A majority non-independent board and/or the presence of non-independent directors on key board committees;

•	A weak or poorly-defined lead independent director role that fails to serve as an appropriate counterbalance to a combined CEO/chair role;

•	The presence of an executive or non-independent chair in addition to the CEO, a recent recombination of the role of CEO and chair, and/or departure from a structure with an independent chair;

•	Evidence that the board has failed to oversee and address material risks facing the company;

•	A material governance failure, particularly if the board has failed to adequately respond to shareholder concerns or if the board has materially diminished shareholder rights; or

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•	Evidence that the board has failed to intervene when management’s interests are contrary to shareholders’ interests.

Majority of Independent Directors/Establishment of Independent Committees

General Recommendation: Vote for shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’ definition of Independent Director (See ISS’ Classification of Directors.)

Vote for shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors unless they currently meet that standard.

Majority Vote Standard for the Election of Directors

General Recommendation: Generally vote for management proposals to adopt a majority of votes cast standard for directors in uncontested elections. Vote against if no carve-out for a plurality vote standard in contested elections is included.

Generally vote for precatory and binding shareholder resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

Proxy Access

General Recommendation: Generally vote for management and shareholder proposals for proxy access with the following provisions:

•	Ownership threshold: maximum requirement not more than three percent (3%) of the voting power;

•	Ownership duration: maximum requirement not longer than three (3) years of continuous ownership for each member of the nominating group;

•	Aggregation: minimal or no limits on the number of shareholders permitted to form a nominating group;

•	Cap: cap on nominees of generally twenty-five percent (25%) of the board.

Review for reasonableness any other restrictions on the right of proxy access. Generally vote against proposals that are more restrictive than these guidelines.

Require More Nominees than Open Seats

General Recommendation: Vote against shareholder proposals that would require a company to nominate more candidates than the number of open board seats.

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Shareholder Engagement Policy (Shareholder Advisory Committee)

General Recommendation: Generally vote for shareholder proposals requesting that the board establish an internal mechanism/process, which may include a committee, in order to improve communications between directors and shareholders, unless the company has the following features, as appropriate:

•	Established a communication structure that goes beyond the exchange requirements to facilitate the exchange of information between shareholders and members of the board;

•	Effectively disclosed information with respect to this structure to its shareholders;

•	Company has not ignored majority-supported shareholder proposals, or a majority withhold vote on a director nominee; and

•

The company has an independent chair or a lead director, according to ISS’ definition. This individual must be made available for periodic consultation and direct communication with major shareholders.

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2. Audit-Related

Auditor Indemnification and Limitation of Liability

General Recommendation: Vote case-by-case on the issue of auditor indemnification and limitation of liability. Factors to be assessed include, but are not limited to:

•	The terms of the auditor agreement—the degree to which these agreements impact shareholders’ rights;

•	The motivation and rationale for establishing the agreements;

•	The quality of the company’s disclosure; and

•	The company’s historical practices in the audit area.

Vote against or withhold from members of an audit committee in situations where there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Auditor Ratification

General Recommendation: Vote for proposals to ratify auditors unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as fraud or misapplication of GAAP; or

•	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:

•	Non-audit (“other”) fees > audit fees + audit-related fees + tax compliance/preparation fees

Tax compliance and preparation include the preparation of original and amended tax returns and refund claims, and tax payment planning. All other services in the tax category, such as tax advice, planning, or consulting, should be added to “Other” fees. If the breakout of tax fees cannot be determined, add all tax fees to “Other” fees.

In circumstances where “Other” fees include fees related to significant one-time capital structure events (such as initial public offerings, bankruptcy emergence, and spin-offs) and the company makes public disclosure of the amount and nature of those fees that are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.

Shareholder Proposals Limiting Non-Audit Services

General Recommendation: Vote case-by-case on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

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Shareholder Proposals on Audit Firm Rotation

General Recommendation: Vote case-by-case on shareholder proposals asking for audit firm rotation, taking into account:

•	The tenure of the audit firm;

•	The length of rotation specified in the proposal;

•	Any significant audit-related issues at the company;

•	The number of Audit Committee meetings held each year;

•	The number of financial experts serving on the committee; and

•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

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3. Shareholder Rights & Defenses

Advance Notice Requirements for Shareholder Proposals/Nominations

General Recommendation: Vote case-by-case on advance notice proposals, giving support to those proposals which allow shareholders to submit proposals/nominations as close to the meeting date as reasonably possible and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory, and shareholder review.

To be reasonable, the company’s deadline for shareholder notice of a proposal/nominations must be no earlier than 120 days prior to the anniversary of the previous year’s meeting and have a submittal window of no shorter than 30 days from the beginning of the notice period (also known as a 90-120-day window). The submittal window is the period under which shareholders must file their proposals/nominations prior to the deadline.

In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposals.

Amend Bylaws without Shareholder Consent

General Recommendation: Vote against proposals giving the board exclusive authority to amend the bylaws.

Vote case-by-case on proposals giving the board the ability to amend the bylaws in addition to shareholders, taking into account the following:

•	Any impediments to shareholders’ ability to amend the bylaws (i.e. supermajority voting requirements);

•	The company’s ownership structure and historical voting turnout;

•	Whether the board could amend bylaws adopted by shareholders; and

•	Whether shareholders would retain the ability to ratify any board-initiated amendments.

Control Share Acquisition Provisions

General Recommendation: Vote for proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

Vote against proposals to amend the charter to include control share acquisition provisions.

Vote for proposals to restore voting rights to the control shares.

Control share acquisition statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds. Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested shares. Thus, control share acquisition statutes effectively require a hostile bidder to put its offer to a shareholder vote or risk voting disenfranchisement if the bidder continues buying up a large block of shares.

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Control Share Cash-Out Provisions

General Recommendation: Vote for proposals to opt out of control share cash-out statutes.

Control share cash-out statutes give dissident shareholders the right to “cash-out” of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.

Disgorgement Provisions

General Recommendation: Vote for proposals to opt out of state disgorgement provisions.

Disgorgement provisions require an acquirer or potential acquirer of more than a certain percentage of a company’s stock to disgorge, or pay back, to the company any profits realized from the sale of that company’s stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor’s gaining control status are subject to these recapture-of-profits provisions.

Fair Price Provisions

General Recommendation: Vote case-by-case on proposals to adopt fair price provisions (provisions that stipulate that an acquirer must pay the same price to acquire all shares as it paid to acquire the control shares), evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Freeze-Out Provisions

General Recommendation: Vote for proposals to opt out of state freeze-out provisions. Freeze-out provisions force an investor who surpasses a certain ownership threshold in a company to wait a specified period of time before gaining control of the company.

Greenmail

General Recommendation: Vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Vote case-by-case on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders.

Shareholder Litigation Rights

Federal Forum Selection Provisions

Federal forum selection provisions require that U.S. federal courts be the sole forum for shareholders to litigate claims arising under federal securities law.

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General Recommendation: Generally vote for federal forum selection provisions in the charter or bylaws that specify “the district courts of the United States” as the exclusive forum for federal securities law matters, in the absence of serious concerns about corporate governance or board responsiveness to shareholders.

Vote against provisions that restrict the forum to a particular federal district court; unilateral adoption (without a shareholder vote) of such a provision will generally be considered a one-time failure under the Unilateral Bylaw/Charter Amendments policy.

Exclusive Forum Provisions for State Law Matters

Exclusive forum provisions in the charter or bylaws restrict shareholders’ ability to bring derivative lawsuits against the company, for claims arising out of state corporate law, to the courts of a particular state (generally the state of incorporation).

General Recommendation: Generally vote for charter or bylaw provisions that specify courts located within the state of Delaware as the exclusive forum for corporate law matters for Delaware corporations, in the absence of serious concerns about corporate governance or board responsiveness to shareholders.

For states other than Delaware, vote case-by-case on exclusive forum provisions, taking into consideration:

•	The company’s stated rationale for adopting such a provision;

•	Disclosure of past harm from duplicative shareholder lawsuits in more than one forum;

•	The breadth of application of the charter or bylaw provision, including the types of lawsuits to which it would apply and the definition of key terms; and

•

Governance features such as shareholders’ ability to repeal the provision at a later date (including the vote standard applied when shareholders attempt to amend the charter or bylaws) and their ability to hold directors accountable through annual director elections and a majority vote standard in uncontested elections.

Generally vote against provisions that specify a state other than the state of incorporation as the exclusive forum for corporate law matters, or that specify a particular local court within the state; unilateral adoption of such a provision will generally be considered a one-time failure under the Unilateral Bylaw/Charter Amendments policy.

Fee shifting

Fee-shifting provisions in the charter or bylaws require that a shareholder who sues a company unsuccessfully pay all litigation expenses of the defendant corporation and its directors and officers.

General Recommendation: Generally vote against provisions that mandate fee-shifting whenever plaintiffs are not completely successful on the merits (i.e., including cases where the plaintiffs are partially successful).

Unilateral adoption of a fee-shifting provision will generally be considered an ongoing failure under the Unilateral Bylaw/Charter Amendments policy.

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Net Operating Loss (NOL) Protective Amendments

General Recommendation: Vote against proposals to adopt a protective amendment for the stated purpose of protecting a company’s net operating losses (NOL) if the effective term of the protective amendment would exceed the shorter of three years and the exhaustion of the NOL.

Vote case-by-case, considering the following factors, for management proposals to adopt an NOL protective amendment that would remain in effect for the shorter of three years (or less) and the exhaustion of the NOL:

•

The ownership threshold (NOL protective amendments generally prohibit stock ownership transfers that would result in a new 5-percent holder or increase the stock ownership percentage of an existing 5-percent holder);

•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision or commitment to cause expiration of the protective amendment upon exhaustion or expiration of the NOL);

•

The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

Poison Pills (Shareholder Rights Plans)

Shareholder Proposals to Put Pill to a Vote and/or Adopt a Pill Policy

General Recommendation: Vote for shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it unless the company has: (1) A shareholder-approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

•	Shareholders have approved the adoption of the plan; or

•

The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

If the shareholder proposal calls for a time period of less than 12 months for shareholder ratification after adoption, vote for the proposal, but add the caveat that a vote within 12 months would be considered sufficient implementation.

Management Proposals to Ratify a Poison Pill

General Recommendation: Vote case-by-case on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20 percent trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No deadhand, slowhand, no-hand, or similar feature that limits the ability of a future board to redeem the pill;

•

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

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In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)

General Recommendation: Vote against proposals to adopt a poison pill for the stated purpose of protecting a company’s net operating losses (NOL) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.

Vote case-by-case on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

•	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);

•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);

•

The company’s existing governance structure, including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

Proxy Voting Disclosure, Confidentiality, and Tabulation

General Recommendation: Vote case-by-case on proposals regarding proxy voting mechanics, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder rights. Specific issues covered under the policy include, but are not limited to, confidential voting of individual proxies and ballots, confidentiality of running vote tallies, and the treatment of abstentions and/or broker non-votes in the company’s vote-counting methodology.

While a variety of factors may be considered in each analysis, the guiding principles are: transparency, consistency, and fairness in the proxy voting process. The factors considered, as applicable to the proposal, may include:

•	The scope and structure of the proposal;

•

The company’s stated confidential voting policy (or other relevant policies) and whether it ensures a “level playing field” by providing shareholder proponents with equal access to vote information prior to the annual meeting;

•	The company’s vote standard for management and shareholder proposals and whether it ensures consistency and fairness in the proxy voting process and maintains the integrity of vote results;

•	Whether the company’s disclosure regarding its vote counting method and other relevant voting policies with respect to management and shareholder proposals are consistent and clear;

•	Any recent controversies or concerns related to the company’s proxy voting mechanics;

•	Any unintended consequences resulting from implementation of the proposal; and

•	Any other factors that may be relevant.

Ratification Proposals: Management Proposals to Ratify Existing Charter or Bylaw Provisions

General Recommendation: Generally vote against management proposals to ratify provisions of the company’s existing charter or bylaws, unless these governance provisions align with best practice.

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In addition, voting against/withhold from individual directors, members of the governance committee, or the full board may be warranted, considering:

•	The presence of a shareholder proposal addressing the same issue on the same ballot;

•	The board’s rationale for seeking ratification;

•	Disclosure of actions to be taken by the board should the ratification proposal fail;

•	Disclosure of shareholder engagement regarding the board’s ratification request;

•	The level of impairment to shareholders’ rights caused by the existing provision;

•	The history of management and shareholder proposals on the provision at the company’s past meetings;

•	Whether the current provision was adopted in response to the shareholder proposal;

•	The company’s ownership structure; and

•	Previous use of ratification proposals to exclude shareholder proposals.

Reimbursing Proxy Solicitation Expenses

General Recommendation: Vote case-by-case on proposals to reimburse proxy solicitation expenses.

When voting in conjunction with support of a dissident slate, vote for the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote for shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

•	The election of fewer than 50 percent of the directors to be elected is contested in the election;

•	One or more of the dissident’s candidates is elected;

•	Shareholders are not permitted to cumulate their votes for directors; and

•	The election occurred, and the expenses were incurred, after the adoption of this bylaw.

Reincorporation Proposals

General Recommendation: Management or shareholder proposals to change a company’s state of incorporation should be evaluated case-by-case, giving consideration to both financial and corporate governance concerns including the following:

•	Reasons for reincorporation;

•	Comparison of company’s governance practices and provisions prior to and following the reincorporation; and

•	Comparison of corporation laws of original state and destination state.

Vote for reincorporation when the economic factors outweigh any neutral or negative governance changes.

Shareholder Ability to Act by Written Consent

General Recommendation: Generally vote against management and shareholder proposals to restrict or prohibit shareholders’ ability to act by written consent.

Generally vote for management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

•	Shareholders’ current right to act by written consent;

•	The consent threshold;

•	The inclusion of exclusionary or prohibitive language;

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•	Investor ownership structure; and

•	Shareholder support of, and management’s response to, previous shareholder proposals.

Vote case-by-case on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:

•	An unfettered[14] right for shareholders to call special meetings at a 10 percent threshold;

•	A majority vote standard in uncontested director elections;

•	No non-shareholder-approved pill; and

•	An annually elected board.

Shareholder Ability to Call Special Meetings

General Recommendation: Vote against management or shareholder proposals to restrict or prohibit shareholders’ ability to call special meetings.

Generally vote for management or shareholder proposals that provide shareholders with the ability to call special meetings taking into account the following factors:

•	Shareholders’ current right to call special meetings;

•	Minimum ownership threshold necessary to call special meetings (10 percent preferred);

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of, and management’s response to, previous shareholder proposals.

Stakeholder Provisions

General Recommendation: Vote against proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

State Antitakeover Statutes

General Recommendation: Vote case-by-case on proposals to opt in or out of state takeover statutes (including fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, and anti-greenmail provisions).

Supermajority Vote Requirements

General Recommendation: Vote against proposals to require a supermajority shareholder vote.

Vote for management or shareholder proposals to reduce supermajority vote requirements. However, for companies with shareholder(s) who have significant ownership levels, vote case-by-case, taking into account:

•	Ownership structure;

•	Quorum requirements; and

•	Vote requirements.

[14]

“Unfettered” means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

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Virtual Shareholder Meetings

General Recommendation: Generally vote for management proposals allowing for the convening of shareholder meetings by electronic means, so long as they do not preclude in-person meetings. Companies are encouraged to disclose the circumstances under which virtual-only15 meetings would be held, and to allow for comparable rights and opportunities for shareholders to participate electronically as they would have during an in-person meeting.

Vote case-by-case on shareholder proposals concerning virtual-only meetings, considering:

•	Scope and rationale of the proposal; and

•	Concerns identified with the company’s prior meeting practices.

[15]	Virtual-only shareholder meeting” refers to a meeting of shareholders that is held exclusively using technology without a corresponding in-person meeting.

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4. Capital/Restructuring

Capital

Adjustments to Par Value of Common Stock

General Recommendation: Vote for management proposals to reduce the par value of common stock unless the action is being taken to facilitate an anti-takeover device or some other negative corporate governance action.

Vote for management proposals to eliminate par value.

Common Stock Authorization

General Authorization Requests

General Recommendation: Vote case-by-case on proposals to increase the number of authorized shares of common stock that are to be used for general corporate purposes:

•	If share usage (outstanding plus reserved) is less than 50% of the current authorized shares, vote for an increase of up to 50% of current authorized shares.

•	If share usage is 50% to 100% of the current authorized, vote for an increase of up to 100% of current authorized shares.

•	If share usage is greater than current authorized shares, vote for an increase of up to the current share usage.

•	In the case of a stock split, the allowable increase is calculated (per above) based on the post-split adjusted authorization.

Generally vote against proposed increases, even if within the above ratios, if the proposal or the company’s prior or ongoing use of authorized shares is problematic, including, but not limited to:

•	The proposal seeks to increase the number of authorized shares of the class of common stock that has superior voting rights to other share classes;

•	On the same ballot is a proposal for a reverse split for which support is warranted despite the fact that it would result in an excessive increase in the share authorization;

•	The company has a non-shareholder approved poison pill (including an NOL pill); or

•

The company has previous sizeable placements (within the past 3 years) of stock with insiders at prices substantially below market value, or with problematic voting rights, without shareholder approval.

However, generally vote for proposed increases beyond the above ratios or problematic situations when there is disclosure of specific and severe risks to shareholders of not approving the request, such as:

•	In, or subsequent to, the company’s most recent 10-K filing, the company discloses that there is substantial doubt about its ability to continue as a going concern;

•	The company states that there is a risk of imminent bankruptcy or imminent liquidation if shareholders do not approve the increase in authorized capital; or

•	A government body has in the past year required the company to increase its capital ratios.

For companies incorporated in states that allow increases in authorized capital without shareholder approval, generally vote withhold or against all nominees if a unilateral capital authorization increase does not conform to the above policies.

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Specific Authorization Requests

General Recommendation: Generally vote for proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with transaction(s) (such as acquisitions, SPAC transactions, private placements, or similar transactions) on the same ballot, or disclosed in the proxy statement, that warrant support. For such transactions, the allowable increase will be the greater of:

•	twice the amount needed to support the transactions on the ballot, and

•	the allowable increase as calculated for general issuances above.

Dual Class Structure

General Recommendation: Generally vote against proposals to create a new class of common stock unless:

•	The company discloses a compelling rationale for the dual-class capital structure, such as:

•	The company’s auditor has concluded that there is substantial doubt about the company’s ability to continue as a going concern; or

•	The new class of shares will be transitory;

•	The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; and

•	The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.

Issue Stock for Use with Rights Plan

General Recommendation: Vote against proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder-approved shareholder rights plan (poison pill).

Preemptive Rights

General Recommendation: Vote case-by-case on shareholder proposals that seek preemptive rights, taking into consideration:

•	The size of the company;

•	The shareholder base; and

•	The liquidity of the stock.

Preferred Stock Authorization

General Authorization Requests

General Recommendation: Vote case-by-case on proposals to increase the number of authorized shares of preferred stock that are to be used for general corporate purposes:

•	If share usage (outstanding plus reserved) is less than 50% of the current authorized shares, vote for an increase of up to 50% of current authorized shares.

•	If share usage is 50% to 100% of the current authorized, vote for an increase of up to 100% of current authorized shares.

•	If share usage is greater than current authorized shares, vote for an increase of up to the current share usage.

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•	In the case of a stock split, the allowable increase is calculated (per above) based on the post-split adjusted authorization.

•	If no preferred shares are currently issued and outstanding, vote against the request, unless the company discloses a specific use for the shares.

Generally vote against proposed increases, even if within the above ratios, if the proposal or the company’s prior or ongoing use of authorized shares is problematic, including, but not limited to:

•	If the shares requested are blank check preferred shares that can be used for antitakeover purposes;[16]

•

The company seeks to increase a class of non-convertible preferred shares entitled to more than one vote per share on matters that do not solely affect the rights of preferred stockholders “supervoting shares”);

•

The company seeks to increase a class of convertible preferred shares entitled to a number of votes greater than the number of common shares into which they are convertible (“supervoting shares”) on matters that do not solely affect the rights of preferred stockholders;

•	The stated intent of the increase in the general authorization is to allow the company to increase an existing designated class of supervoting preferred shares;

•	On the same ballot is a proposal for a reverse split for which support is warranted despite the fact that it would result in an excessive increase in the share authorization;

•	The company has a non-shareholder approved poison pill (including an NOL pill); or

•

The company has previous sizeable placements (within the past 3 years) of stock with insiders at prices substantially below market value, or with problematic voting rights, without shareholder approval.

However, generally vote for proposed increases beyond the above ratios or problematic situations when there is disclosure of specific and severe risks to shareholders of not approving the request, such as:

•	In, or subsequent to, the company’s most recent 10-K filing, the company discloses that there is substantial doubt about its ability to continue as a going concern;

•	The company states that there is a risk of imminent bankruptcy or imminent liquidation if shareholders do not approve the increase in authorized capital; or

•	A government body has in the past year required the company to increase its capital ratios.

For companies incorporated in states that allow increases in authorized capital without shareholder approval, generally vote withhold or against all nominees if a unilateral capital authorization increase does not conform to the above policies.

Specific Authorization Requests

General Recommendation: Generally vote for proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with transaction(s) (such as acquisitions, SPAC transactions, private placements, or similar transactions) on the same ballot, or disclosed in the proxy statement, that warrant support. For such transactions, the allowable increase will be the greater of:

•	twice the amount needed to support the transactions on the ballot, and

•	the allowable increase as calculated for general issuances above.

[16]

To be acceptable, appropriate disclosure would be needed that the shares are “declawed”: i.e., representation by the board that it will not, without prior stockholder approval, issue or use the preferred stock for any defensive or anti-takeover purpose or for the purpose of implementing any stockholder rights plan.

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Recapitalization Plans

General Recommendation: Vote case-by-case on recapitalizations (reclassifications of securities), taking into account the following:

•	More simplified capital structure;

•	Enhanced liquidity;

•	Fairness of conversion terms;

•	Impact on voting power and dividends;

•	Reasons for the reclassification;

•	Conflicts of interest; and

•	Other alternatives considered.

Reverse Stock Splits

General Recommendation: Vote for management proposals to implement a reverse stock split if:

•	The number of authorized shares will be proportionately reduced; or

•	The effective increase in authorized shares is equal to or less than the allowable increase calculated in accordance with ISS’ Common Stock Authorization policy.

Vote case-by-case on proposals that do not meet either of the above conditions, taking into consideration the following factors:

•	Stock exchange notification to the company of a potential delisting;

•	Disclosure of substantial doubt about the company’s ability to continue as a going concern without additional financing;

•	The company’s rationale; or

•	Other factors as applicable.

Share Issuance Mandates at U.S. Domestic Issuers Incorporated Outside the U.S.

General Recommendation: For U.S. domestic issuers incorporated outside the U.S. and listed solely on a U.S. exchange, generally vote for resolutions to authorize the issuance of common shares up to 20 percent of currently issued common share capital, where not tied to a specific transaction or financing proposal.

For pre-revenue or other early-stage companies that are heavily reliant on periodic equity financing, generally vote for resolutions to authorize the issuance of common shares up to 50 percent of currently issued common share capital. The burden of proof will be on the company to establish that it has a need for the higher limit.

Renewal of such mandates should be sought at each year’s annual meeting.

Vote case-by-case on share issuances for a specific transaction or financing proposal.

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Share Repurchase Programs

General Recommendation: For U.S.-incorporated companies, and foreign-incorporated U.S. Domestic Issuers that are traded solely on U.S. exchanges, vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms, or to grant the board authority to conduct open-market repurchases, in the absence of company-specific concerns regarding:

•	Greenmail;

•	The use of buybacks to inappropriately manipulate incentive compensation metrics;

•	Threats to the company’s long-term viability; or

•	Other company-specific factors as warranted.

Vote case-by-case on proposals to repurchase shares directly from specified shareholders, balancing the stated rationale against the possibility for the repurchase authority to be misused, such as to repurchase shares from insiders at a premium to market price.

Share Repurchase Programs Shareholder Proposals

General Recommendation: Generally vote against shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote for the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.

Stock Distributions: Splits and Dividends

General Recommendation: Generally vote for management proposals to increase the common share authorization for stock split or stock dividend, provided that the effective increase in authorized shares is equal to or is less than the allowable increase calculated in accordance with ISS’ Common Stock Authorization policy.

Tracking Stock

General Recommendation: Vote case-by-case on the creation of tracking stock, weighing the strategic value of the transaction against such factors as:

•	Adverse governance changes;

•	Excessive increases in authorized capital stock;

•	Unfair method of distribution;

•	Diminution of voting rights;

•	Adverse conversion features;

•	Negative impact on stock option plans; and

•	Alternatives such as spin-off.

Restructuring

Appraisal Rights

General Recommendation: Vote for proposals to restore or provide shareholders with rights of appraisal.

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Asset Purchases

General Recommendation: Vote case-by-case on asset purchase proposals, considering the following factors:

•	Purchase price;

•	Fairness opinion;

•	Financial and strategic benefits;

•	How the deal was negotiated;

•	Conflicts of interest;

•	Other alternatives for the business;

•	Non-completion risk.

Asset Sales

General Recommendation: Vote case-by-case on asset sales, considering the following factors:

•	Impact on the balance sheet/working capital;

•	Potential elimination of diseconomies;

•	Anticipated financial and operating benefits;

•	Anticipated use of funds;

•	Value received for the asset;

•	Fairness opinion;

•	How the deal was negotiated;

•	Conflicts of interest.

Bundled Proposals

General Recommendation: Vote case-by-case on bundled or “conditional” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Conversion of Securities

General Recommendation: Vote case-by-case on proposals regarding conversion of securities. When evaluating these proposals, the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

Vote for the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans

General Recommendation: Vote case-by-case on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan, after evaluating:

•	Dilution to existing shareholders’ positions;

•	Terms of the offer - discount/premium in purchase price to investor, including any fairness opinion; termination penalties; exit strategy;

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•	Financial issues - company’s financial situation; degree of need for capital; use of proceeds; effect of the financing on the company’s cost of capital;

•	Management’s efforts to pursue other alternatives;

•	Control issues - change in management; change in control, guaranteed board and committee seats; standstill provisions; voting agreements; veto power over certain corporate actions; and

•	Conflict of interest - arm’s length transaction, managerial incentives.

Vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Formation of Holding Company

General Recommendation: Vote case-by-case on proposals regarding the formation of a holding company, taking into consideration the following:

•	The reasons for the change;

•	Any financial or tax benefits;

•	Regulatory benefits;

•	Increases in capital structure; and

•	Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend for the transaction, vote against the formation of a holding company if the transaction would include either of the following:

•	Increases in common or preferred stock in excess of the allowable maximum (see discussion under “Capital”); or

•	Adverse changes in shareholder rights.

Going Private and Going Dark Transactions (LBOs and Minority Squeeze-outs)

General Recommendation: Vote case-by-case on going private transactions, taking into account the following:

•	Offer price/premium;

•	Fairness opinion;

•	How the deal was negotiated;

•	Conflicts of interest;

•	Other alternatives/offers considered; and

•	Non-completion risk.

Vote case-by-case on going dark transactions, determining whether the transaction enhances shareholder value by taking into consideration:

•	Whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock);

•	Balanced interests of continuing vs. cashed-out shareholders, taking into account the following:

•	Are all shareholders able to participate in the transaction?

•	Will there be a liquid market for remaining shareholders following the transaction?

•	Does the company have strong corporate governance?

•	Will insiders reap the gains of control following the proposed transaction?

•	Does the state of incorporation have laws requiring continued reporting that may benefit shareholders?

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Joint Ventures

General Recommendation: Vote case-by-case on proposals to form joint ventures, taking into account the following:

•	Percentage of assets/business contributed;

•	Percentage ownership;

•	Financial and strategic benefits;

•	Governance structure;

•	Conflicts of interest;

•	Other alternatives; and

•	Non-completion risk.

Liquidations

General Recommendation: Vote case-by-case on liquidations, taking into account the following:

•	Management’s efforts to pursue other alternatives;

•	Appraisal value of assets; and

•	The compensation plan for executives managing the liquidation.

Vote for the liquidation if the company will file for bankruptcy if the proposal is not approved.

Mergers and Acquisitions

General Recommendation: Vote case-by-case on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction, and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the “ISS Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

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Private Placements/Warrants/Convertible Debentures

General Recommendation: Vote case-by-case on proposals regarding private placements, warrants, and convertible debentures taking into consideration:

•

Dilution to existing shareholders’ position: The amount and timing of shareholder ownership dilution should be weighed against the needs and proposed shareholder benefits of the capital infusion. Although newly issued common stock, absent preemptive rights, is typically dilutive to existing shareholders, share price appreciation is often the necessary event to trigger the exercise of “out of the money” warrants and convertible debt. In these instances from a value standpoint, the negative impact of dilution is mitigated by the increase in the company’s stock price that must occur to trigger the dilutive event.

•	Terms of the offer (discount/premium in purchase price to investor, including any fairness opinion, conversion features, termination penalties, exit strategy):

•

The terms of the offer should be weighed against the alternatives of the company and in light of company’s financial condition. Ideally, the conversion price for convertible debt and the exercise price for warrants should be at a premium to the then prevailing stock price at the time of private placement.

•

When evaluating the magnitude of a private placement discount or premium, consider factors that influence the discount or premium, such as, liquidity, due diligence costs, control and monitoring costs, capital scarcity, information asymmetry, and anticipation of future performance.

•	Financial issues:

•	The company’s financial condition;

•	Degree of need for capital;

•	Use of proceeds;

•	Effect of the financing on the company’s cost of capital;

•	Current and proposed cash burn rate;

•	Going concern viability and the state of the capital and credit markets.

•

Management’s efforts to pursue alternatives and whether the company engaged in a process to evaluate alternatives: A fair, unconstrained process helps to ensure the best price for shareholders. Financing alternatives can include joint ventures, partnership, merger, or sale of part or all of the company.

•	Control issues:

•	Change in management;

•	Change in control;

•	Guaranteed board and committee seats;

•	Standstill provisions;

•	Voting agreements;

•	Veto power over certain corporate actions; and

•	Minority versus majority ownership and corresponding minority discount or majority control premium.

•	Conflicts of interest:

•	Conflicts of interest should be viewed from the perspective of the company and the investor.

•	Were the terms of the transaction negotiated at arm’s length? Are managerial incentives aligned with shareholder interests?

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•	Market reaction:

•	The market’s response to the proposed deal. A negative market reaction is a cause for concern. Market reaction may be addressed by analyzing the one-day impact on the unaffected stock price.

Vote for the private placement, or for the issuance of warrants and/or convertible debentures in a private placement, if it is expected that the company will file for bankruptcy if the transaction is not approved.

Reorganization/Restructuring Plan (Bankruptcy)

General Recommendation: Vote case-by-case on proposals to common shareholders on bankruptcy plans of reorganization, considering the following factors including, but not limited to:

•	Estimated value and financial prospects of the reorganized company;

•	Percentage ownership of current shareholders in the reorganized company;

•	Whether shareholders are adequately represented in the reorganization process (particularly through the existence of an Official Equity Committee);

•	The cause(s) of the bankruptcy filing, and the extent to which the plan of reorganization addresses the cause(s);

•	Existence of a superior alternative to the plan of reorganization; and

•	Governance of the reorganized company.

Special Purpose Acquisition Corporations (SPACs)

General Recommendation: Vote case-by-case on SPAC mergers and acquisitions taking into account the following:

•

Valuation - Is the value being paid by the SPAC reasonable? SPACs generally lack an independent fairness opinion and the financials on the target may be limited. Compare the conversion price with the intrinsic value of the target company provided in the fairness opinion. Also, evaluate the proportionate value of the combined entity attributable to the SPAC IPO shareholders versus the pre-merger value of SPAC. Additionally, a private company discount may be applied to the target if it is a private entity.

•

Market reaction - How has the market responded to the proposed deal? A negative market reaction may be a cause for concern. Market reaction may be addressed by analyzing the one-day impact on the unaffected stock price.

•

Deal timing - A main driver for most transactions is that the SPAC charter typically requires the deal to be complete within 18 to 24 months, or the SPAC is to be liquidated. Evaluate the valuation, market reaction, and potential conflicts of interest for deals that are announced close to the liquidation date.

•	Negotiations and process - What was the process undertaken to identify potential target companies within specified industry or location specified in charter? Consider the background of the sponsors.

•

Conflicts of interest - How are sponsors benefiting from the transaction compared to IPO shareholders? Potential conflicts could arise if a fairness opinion is issued by the insiders to qualify the deal rather than a third party or if management is encouraged to pay a higher price for the target because of an 80 percent rule (the charter requires that the fair market value of the target is at least equal to 80 percent of net assets of the SPAC). Also, there may be sense of urgency by the management team of the SPAC to close the deal since its charter typically requires a transaction to be completed within the 18-24-month timeframe.

•	Voting agreements - Are the sponsors entering into enter into any voting agreements/tender offers with shareholders who are likely to vote against the proposed merger or exercise conversion rights?

•	Governance - What is the impact of having the SPAC CEO or founder on key committees following the proposed merger?

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Special Purpose Acquisition Corporations (SPACs) - Proposals for Extensions

General Recommendation: Vote case-by-case on SPAC extension proposals taking into account the length of the requested extension, the status of any pending transaction(s) or progression of the acquisition process, any added incentive for non-redeeming shareholders, and any prior extension requests.

•	Length of request: Typically, extension requests range from two to six months, depending on the progression of the SPAC’s acquistion process.

•

Pending transaction(s) or progression of the acquisition process: Sometimes an intial business combination was already put to a shareholder vote, but, for varying reasons, the transaction could not be consummated by the termination date and the SPAC is requesting an extension. Other times, the SPAC has entered into a definitive transaction agreement, but needs additional time to consummate or hold the shareholder meeting.

•

Added incentive for non-redeeming shareholders: Sometimes the SPAC sponsor (or other insiders) will contribute, typically as a loan to the company, additional funds that will be added to the redemption value of each public share as long as such shares are not redeemed in connection with the extension request. The purpose of the “equity kicker” is to incentivize shareholders to hold their shares through the end of the requested extension or until the time the transaction is put to a shareholder vote, rather than electing redeemption at the extension proposal meeting.

•	Prior extension requests: Some SPACs request additional time beyond the extension period sought in prior extension requests.

Spin-offs

General Recommendation: Vote case-by-case on spin-offs, considering:

•	Tax and regulatory advantages;

•	Planned use of the sale proceeds;

•	Valuation of spinoff;

•	Fairness opinion;

•	Benefits to the parent company;

•	Conflicts of interest;

•	Managerial incentives;

•	Corporate governance changes;

•	Changes in the capital structure.

Value Maximization Shareholder Proposals

General Recommendation: Vote case-by-case on shareholder proposals seeking to maximize shareholder value by:

•	Hiring a financial advisor to explore strategic alternatives;

•	Selling the company; or

•	Liquidating the company and distributing the proceeds to shareholders.

These proposals should be evaluated based on the following factors:

•	Prolonged poor performance with no turnaround in sight;

•	Signs of entrenched board and management (such as the adoption of takeover defenses);

•	Strategic plan in place for improving value;

•	Likelihood of receiving reasonable value in a sale or dissolution; and

•	The company actively exploring its strategic options, including retaining a financial advisor.

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5. Compensation

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.

Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

3.

Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

4.

Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

5.

Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors is reasonable and does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation—Management Proposals (Say-on-Pay)

General Recommendation: Vote case-by-case on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

Vote against Advisory Votes on Executive Compensation (Say-on-Pay or “SOP”) if:

•	There is an unmitigated misalignment between CEO pay and company performance (pay for performance);

•	The company maintains significant problematic pay practices;

•	The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote against or withhold from the members of the Compensation Committee and potentially the full board if:

•

There is no SOP on the ballot, and an against vote on an SOP would otherwise be warranted due to pay-for-performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;

•	The board fails to respond adequately to a previous SOP proposal that received less than 70 percent support of votes cast;

•	The company has recently practiced or approved problematic pay practices, such as option repricing or option backdating; or

•	The situation is egregious.

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Primary Evaluation Factors for Executive Pay

Pay-for-Performance Evaluation

ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the S&P1500, Russell 3000, or Russell 3000E Indices17, this analysis considers the following:

1. Peer Group18 Alignment:

•	The degree of alignment between the company’s annualized TSR rank and the CEO’s annualized total pay rank within a peer group, each measured over a three-year period.

•	The rankings of CEO total pay and company financial performance within a peer group, each measured over a three-year period.

•	The multiple of the CEO’s total pay relative to the peer group median in the most recent fiscal year.

2.

Absolute Alignment[19] – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of companies outside the Russell indices, a misalignment between pay and performance is otherwise suggested, our analysis may include any of the following qualitative factors, as relevant to an evaluation of how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:

•	The ratio of performance- to time-based incentive awards;

•	The overall ratio of performance-based compensation to fixed or discretionary pay;

•	The rigor of performance goals;

•	The complexity and risks around pay program design;

•	The transparency and clarity of disclosure;

•	The company’s peer group benchmarking practices;

•	Financial/operational results, both absolute and relative to peers;

•	Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e.g., bi-annual awards);

•	Realizable pay[20] compared to grant pay; and

•	Any other factors deemed relevant.

[17]	The Russell 3000E Index includes approximately 4,000 of the largest U.S. equity securities.
[18]

The revised peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for certain financial firms), GICS industry group, and company’s selected peers’ GICS industry group, with size constraints, via a process designed to select peers that are comparable to the subject company in terms of revenue/assets and industry, and also within a market-cap bucket that is reflective of the company’s market cap. For Oil, Gas & Consumable Fuels companies, market cap is the only size determinant.

[19]	Only Russell 3000 Index companies are subject to the Absolute Alignment analysis.
[20]	ISS research reports include realizable pay for S&P1500 companies.

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Problematic Pay Practices

Problematic pay elements are generally evaluated case-by-case considering the context of a company’s overall pay program and demonstrated pay-for-performance philosophy. The focus is on executive compensation practices that contravene the global pay principles, including:

•	Problematic practices related to non-performance-based compensation elements;

•	Incentives that may motivate excessive risk-taking or present a windfall risk; and

•	Pay decisions that circumvent pay-for-performance, such as options backdating or waiving performance requirements.

The list of examples below highlights certain problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

•	Repricing or replacing of underwater stock options/SARs without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);

•	Extraordinary perquisites or tax gross-ups;

•	New or materially amended agreements that provide for:

•	Excessive termination or CIC severance payments (generally exceeding 3 times base salary and average/target/most recent bonus);

•	CIC severance payments without involuntary job loss or substantial diminution of duties (“single” or “modified single” triggers) or in connection with a problematic Good Reason definition;

•	CIC excise tax gross-up entitlements (including “modified” gross-ups);

•	Multi-year guaranteed awards that are not at risk due to rigorous performance conditions;

•	Liberal CIC definition combined with any single-trigger CIC benefits;

•	Insufficient executive compensation disclosure by externally-managed issuers (EMIs) such that a reasonable assessment of pay programs and practices applicable to the EMI’s executives is not possible;

•	Severance payments made when the termination is not clearly disclosed as involuntary (for example, a termination without cause or resignation for good reason);

•	Any other provision or practice deemed to be egregious and present a significant risk to investors.

The above examples are not an exhaustive list. Please refer to ISS’ U.S. Compensation Policies FAQ document for additional detail on specific pay practices that have been identified as problematic and may lead to negative vote recommendations.

Options Backdating

The following factors should be examined case-by-case to allow for distinctions to be made between “sloppy” plan administration versus deliberate action or fraud:

•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

•	Duration of options backdating;

•	Size of restatement due to options backdating;

•	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and

•	Adoption of a grant policy that prohibits backdating and creates a fixed grant schedule or window period for equity grants in the future.

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Compensation Committee Communications and Responsiveness

Consider the following factors case-by-case when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:

•	Failure to respond to majority-supported shareholder proposals on executive pay topics; or

•	Failure to adequately respond to the company’s previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:

•

Disclosure of engagement efforts with major institutional investors, including the frequency and timing of engagements and the company participants (including whether independent directors participated);

•	Disclosure of the specific concerns voiced by dissenting shareholders that led to the say-on-pay opposition;

•	Disclosure of specific and meaningful actions taken to address shareholders’ concerns;

•	Other recent compensation actions taken by the company;

•	Whether the issues raised are recurring or isolated;

•	The company’s ownership structure; and

•	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Frequency of Advisory Vote on Executive Compensation (“Say When on Pay”)

General Recommendation: Vote for annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies’ executive pay programs.

Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale

General Recommendation: Vote case-by-case on say on Golden Parachute proposals, including consideration of existing change-in-control arrangements maintained with named executive officers but also considering new or extended arrangements.

Features that may result in an “against” recommendation include one or more of the following, depending on the number, magnitude, and/or timing of issue(s):

•	Single- or modified-single-trigger cash severance;

•	Single-trigger acceleration of unvested equity awards;

•	Full acceleration of equity awards granted shortly before the change in control;

•	Acceleration of performance awards above the target level of performance without compelling rationale;

•	Excessive cash severance (generally >3x base salary and bonus);

•	Excise tax gross-ups triggered and payable;

•	Excessive golden parachute payments (on an absolute basis or as a percentage of transaction equity value); or

•

Recent amendments that incorporate any problematic features (such as those above) or recent actions (such as extraordinary equity grants) that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders; or

•	The company’s assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.

Recent amendment(s) that incorporate problematic features will tend to carry more weight on the overall analysis. However, the presence of multiple legacy problematic features will also be closely scrutinized.

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In cases where the golden parachute vote is incorporated into a company’s advisory vote on compensation (management say-on-pay), ISS will evaluate the say-on-pay proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

Equity-Based and Other Incentive Plans

Please refer to ISS’ U.S. Equity Compensation Plans FAQ document for additional details on the Equity Plan Scorecard policy.

General Recommendation: Vote case-by-case on certain equity-based compensation plans21 depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated using an “Equity Plan Scorecard” (EPSC) approach with three pillars:

•

Plan Cost: The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:

•	SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and

•	SVT based only on new shares requested plus shares remaining for future grants.

•	Plan Features:

•	Quality of disclosure around vesting upon a change in control (CIC);

•	Discretionary vesting authority;

•	Liberal share recycling on various award types;

•	Lack of minimum vesting period for grants made under the plan;

•	Dividends payable prior to award vesting.

•	Grant Practices:

•	The company’s three-year burn rate relative to its industry/market cap peers;

•	Vesting requirements in CEO’s recent equity grants (3-year look-back);

•	The estimated duration of the plan (based on the sum of shares remaining available and the new shares requested, divided by the average annual shares granted in the prior three years);

•	The proportion of the CEO’s most recent equity grants/awards subject to performance conditions;

•	Whether the company maintains a sufficient claw-back policy;

•	Whether the company maintains sufficient post-exercise/vesting share-holding requirements.

Generally vote against the plan proposal if the combination of above factors indicates that the plan is not, overall, in shareholders’ interests, or if any of the following egregious factors (“overriding factors”) apply:

•	Awards may vest in connection with a liberal change-of-control definition;

•

The plan would permit repricing or cash buyout of underwater options without shareholder approval (either by expressly permitting it – for NYSE and Nasdaq listed companies – or by not prohibiting it when the company has a history of repricing – for non-listed companies);

•	The plan is a vehicle for problematic pay practices or a significant pay-for-performance disconnect under certain circumstances;

•	The plan is excessively dilutive to shareholders’ holdings;

•	The plan contains an evergreen (automatic share replenishment) feature; or

•	Any other plan features are determined to have a significant negative impact on shareholder interests.

[21]

Proposals evaluated under the EPSC policy generally include those to approve or amend (1) stock option plans for employees and/or employees and directors, (2) restricted stock plans for employees and/or employees and directors, and (3) omnibus stock incentive plans for employees and/or employees and directors; amended plans will be further evaluated case-by-case.

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Further Information on certain EPSC Factors:

Shareholder Value Transfer (SVT)

The cost of the equity plans is expressed as Shareholder Value Transfer (SVT), which is measured using a binomial option pricing model that assesses the amount of shareholders’ equity flowing out of the company to employees and directors. SVT is expressed as both a dollar amount and as a percentage of market value, and includes the new shares proposed, shares available under existing plans, and shares granted but unexercised (using two measures, in the case of plans subject to the Equity Plan Scorecard evaluation, as noted above). All award types are valued. For omnibus plans, unless limitations are placed on the most expensive types of awards (for example, full-value awards), the assumption is made that all awards to be granted will be the most expensive types.

For proposals that are not subject to the Equity Plan Scorecard evaluation, Shareholder Value Transfer is reasonable if it falls below a company-specific benchmark. The benchmark is determined as follows: The top quartile performers in each industry group (using the Global Industry Classification Standard: GICS) are identified. Benchmark SVT levels for each industry are established based on these top performers’ historic SVT. Regression analyses are run on each industry group to identify the variables most strongly correlated to SVT. The benchmark industry SVT level is then adjusted upwards or downwards for the specific company by plugging the company-specific performance measures, size, and cash compensation into the industry cap equations to arrive at the company’s benchmark.22

Three-Year Value-Adjusted Burn Rate

A “Value-Adjusted Burn Rate” is used for stock plan evaluations. Value-Adjusted Burn Rate benchmarks are calculated as the greater of: (1) an industry-specific threshold based on three-year burn rates within the company’s GICS group segmented by S&P 500, Russell 3000 index (less the S&P 500) and non-Russell 3000 index; and (2) a de minimis threshold established separately for each of the S&P 500, the Russell 3000 index less the S&P 500, and the non-Russell 3000 index. Year-over-year burn-rate benchmark changes will be limited to a predetermined range above or below the prior year’s burn-rate benchmark.

The Value-Adjusted Burn Rate is calculated as follows:

Value-Adjusted Burn Rate = ((# of options * option’s dollar value using a Black-Scholes model) + (# of full-value awards * stock price)) / (Weighted average common shares * stock price).

Egregious Factors

Liberal Change in Control Definition

Generally vote against equity plans if the plan has a liberal definition of change in control and the equity awards could vest upon such liberal definition of change in control, even though an actual change in control may not occur. Examples of such a definition include, but are not limited to, announcement or commencement of a tender offer, provisions for acceleration upon a “potential” takeover, shareholder approval of a merger or other transactions, or similar language.

[22]	For plans evaluated under the Equity Plan Scorecard policy, the company’s SVT benchmark is considered along with other factors.

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Repricing Provisions

Vote against plans that expressly permit the repricing or exchange of underwater stock options/stock appreciate rights (SARs) without prior shareholder approval. “Repricing” typically includes the ability to do any of the following:

•	Amend the terms of outstanding options or SARs to reduce the exercise price of such outstanding options or SARs;

•	Cancel outstanding options or SARs in exchange for options or SARs with an exercise price that is less than the exercise price of the original options or SARs;

•	Cancel underwater options in exchange for stock awards; or

•	Provide cash buyouts of underwater options.

While the above cover most types of repricing, ISS may view other provisions as akin to repricing depending on the facts and circumstances.

Also, vote against or withhold from members of the Compensation Committee who approved repricing (as defined above or otherwise determined by ISS), without prior shareholder approval, even if such repricings are allowed in their equity plan.

Vote against plans that do not expressly prohibit repricing or cash buyout of underwater options without shareholder approval if the company has a history of repricing/buyouts without shareholder approval, and the applicable listing standards would not preclude them from doing so.

Problematic Pay Practices or Significant Pay-for-Performance Disconnect

If the equity plan on the ballot is a vehicle for problematic pay practices, vote against the plan.

ISS may recommend a vote against the equity plan if the plan is determined to be a vehicle for pay-for-performance misalignment. Considerations in voting against the equity plan may include, but are not limited to:

•	Severity of the pay-for-performance misalignment;

•	Whether problematic equity grant practices are driving the misalignment; and/or

•	Whether equity plan awards have been heavily concentrated to the CEO and/or the other NEOs.

Amending Cash and Equity Plans (including Approval for Tax Deductibility (162(m))

General Recommendation: Vote case-by-case on amendments to cash and equity incentive plans.

Generally vote for proposals to amend executive cash, stock, or cash and stock incentive plans if the proposal:

•	Addresses administrative features only; or

•

Seeks approval for Section 162(m) purposes only, and the plan administering committee consists entirely of independent directors, per ISS’ Classification of Directors. Note that if the company is presenting the plan to shareholders for the first time for any reason (including after the company’s initial public offering), or if the proposal is bundled with other material plan amendments, then the recommendation will be case-by-case (see below).

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Vote against proposals to amend executive cash, stock, or cash and stock incentive plans if the proposal:

•	Seeks approval for Section 162(m) purposes only, and the plan administering committee does not consist entirely of independent directors, per ISS’ Classification of Directors.

Vote case-by-case on all other proposals to amend cash incentive plans. This includes plans presented to shareholders for the first time after the company’s IPO and/or proposals that bundle material amendment(s) other than those for Section 162(m) purposes.

Vote case-by-case on all other proposals to amend equity incentive plans, considering the following:

•

If the proposal requests additional shares and/or the amendments include a term extension or addition of full value awards as an award type, the recommendation will be based on the Equity Plan Scorecard evaluation as well as an analysis of the overall impact of the amendments.

•

If the plan is being presented to shareholders for the first time (including after the company’s IPO), whether or not additional shares are being requested, the recommendation will be based on the Equity Plan Scorecard evaluation as well as an analysis of the overall impact of any amendments.

•

If there is no request for additional shares and the amendments do not include a term extension or addition of full value awards as an award type, then the recommendation will be based entirely on an analysis of the overall impact of the amendments, and the EPSC evaluation will be shown only for informational purposes.

In the first two case-by-case evaluation scenarios, the EPSC evaluation/score is the more heavily weighted consideration.

Specific Treatment of Certain Award Types in Equity Plan Evaluations

Dividend Equivalent Rights

Options that have Dividend Equivalent Rights (DERs) associated with them will have a higher calculated award value than those without DERs under the binomial model, based on the value of these dividend streams. The higher value will be applied to new shares, shares available under existing plans, and shares awarded but not exercised per the plan specifications. DERS transfer more shareholder equity to employees and non-employee directors and this cost should be captured.

Operating Partnership (OP) Units in Equity Plan Analysis of Real Estate Investment Trusts (REITs)

For Real Estate Investment Trusts (REITS), include the common shares issuable upon conversion of outstanding Operating Partnership (OP) units in the share count for the purposes of determining: (1) market capitalization in the Shareholder Value Transfer (SVT) analysis and (2) shares outstanding in the burn rate analysis.

Other Compensation Plans

401(k) Employee Benefit Plans

General Recommendation: Vote for proposals to implement a 401(k) savings plan for employees.

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Employee Stock Ownership Plans (ESOPs)

General Recommendation: Vote for proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares).

Employee Stock Purchase Plans—Qualified Plans

General Recommendation: Vote case-by-case on qualified employee stock purchase plans. Vote for employee stock purchase plans where all of the following apply:

•	Purchase price is at least 85 percent of fair market value;

•	Offering period is 27 months or less; and

•	The number of shares allocated to the plan is 10 percent or less of the outstanding shares.

Vote against qualified employee stock purchase plans where when the plan features do not meet all of the above criteria.

Employee Stock Purchase Plans—Non-Qualified Plans

General Recommendation: Vote case-by-case on nonqualified employee stock purchase plans. Vote for nonqualified employee stock purchase plans with all the following features:

•	Broad-based participation;

•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value; and

•	No discount on the stock price on the date of purchase when there is a company matching contribution.

Vote against nonqualified employee stock purchase plans when the plan features do not meet all of the above criteria. If the matching contribution or effective discount exceeds the above, ISS may evaluate the SVT cost of the plan as part of the assessment.

Option Exchange Programs/Repricing Options

General Recommendation: Vote case-by-case on management proposals seeking approval to exchange/reprice options taking into consideration:

•	Historic trading patterns—the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•	Rationale for the re-pricing—was the stock price decline beyond management’s control?;

•	Is this a value-for-value exchange?;

•	Are surrendered stock options added back to the plan reserve?;

•	Timing—repricing should occur at least one year out from any precipitous drop in company’s stock price;

•	Option vesting—does the new option vest immediately or is there a black-out period?;

•	Term of the option—the term should remain the same as that of the replaced option;

•	Exercise price—should be set at fair market or a premium to market;

•	Participants—executive officers and directors must be excluded.

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If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.

In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing and warrants additional scrutiny. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote for shareholder proposals to put option repricings to a shareholder vote.

Stock Plans in Lieu of Cash

General Recommendation: Vote case-by-case on plans that provide participants with the option of taking all or a portion of their cash compensation in the form of stock.
Vote for non-employee director-only equity plans that provide a dollar-for-dollar cash-for-stock exchange.

Vote case-by-case on plans which do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation, ISS will not make any adjustments to carve out the in-lieu-of cash compensation.

Transfer Stock Option (TSO) Programs

General Recommendation: One-time Transfers: Vote against or withhold from compensation committee members if they fail to submit one-time transfers to shareholders for approval.

Vote case-by-case on one-time transfers. Vote for if:

•	Executive officers and non-employee directors are excluded from participating;

•

Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models; and

•	There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.

Additionally, management should provide a clear explanation of why options are being transferred to a third-party institution and whether the events leading up to a decline in stock price were beyond management’s control. A review of the company’s historic stock price volatility should indicate if the options are likely to be back “in-the-money” over the near term.

Ongoing TSO program: Vote against equity plan proposals if the details of ongoing TSO programs are not provided to shareholders. Since TSOs will be one of the award types under a stock plan, the ongoing TSO program, structure, and mechanics must be disclosed to shareholders. The specific criteria to be considered in evaluating these proposals include, but not limited, to the following:

•	Eligibility;

•	Vesting;

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•	Bid-price;

•	Term of options;

•	Cost of the program and impact of the TSOs on company’s total option expense; and

•	Option repricing policy.

Amendments to existing plans that allow for introduction of transferability of stock options should make clear that only options granted post-amendment shall be transferable.

Director Compensation

Shareholder Ratification of Director Pay Programs

General Recommendation: Vote case-by-case on management proposals seeking ratification of non-employee director compensation, based on the following factors:

•	If the equity plan under which non-employee director grants are made is on the ballot, whether or not it warrants support; and

•	An assessment of the following qualitative factors:

•	The relative magnitude of director compensation as compared to companies of a similar profile;

•	The presence of problematic pay practices relating to director compensation;

•	Director stock ownership guidelines and holding requirements;

•	Equity award vesting schedules;

•	The mix of cash and equity-based compensation;

•	Meaningful limits on director compensation;

•	The availability of retirement benefits or perquisites; and

•	The quality of disclosure surrounding director compensation.

Equity Plans for Non-Employee Directors

General Recommendation: Vote case-by-case on compensation plans for non-employee directors, based on:

•

The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants;

•	The company’s three-year burn rate relative to its industry/market cap peers (in certain circumstances); and

•	The presence of any egregious plan features (such as an option repricing provision or liberal CIC vesting risk).

On occasion, non-employee director stock plans will exceed the plan cost or burn-rate benchmarks when combined with employee or executive stock plans. In such cases, vote case-by-case on the plan taking into consideration the following qualitative factors:

•	The relative magnitude of director compensation as compared to companies of a similar profile;

•	The presence of problematic pay practices relating to director compensation;

•	Director stock ownership guidelines and holding requirements;

•	Equity award vesting schedules;

•	The mix of cash and equity-based compensation;

•	Meaningful limits on director compensation;

•	The availability of retirement benefits or perquisites; and

•	The quality of disclosure surrounding director compensation.

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Non-Employee Director Retirement Plans

General Recommendation: Vote against retirement plans for non-employee directors. Vote for shareholder proposals to eliminate retirement plans for non-employee directors.

Shareholder Proposals on Compensation

Bonus Banking/Bonus Banking “Plus”

General Recommendation: Vote case-by-case on proposals seeking deferral of a portion of annual bonus pay, with ultimate payout linked to sustained results for the performance metrics on which the bonus was earned (whether for the named executive officers or a wider group of employees), taking into account the following factors:

•	The company’s past practices regarding equity and cash compensation;

•	Whether the company has a holding period or stock ownership requirements in place, such as a meaningful retention ratio (at least 50 percent for full tenure); and

•	Whether the company has a rigorous claw-back policy in place.

Compensation Consultants—Disclosure of Board or Company’s Utilization

General Recommendation: Generally vote for shareholder proposals seeking disclosure regarding the company, board, or compensation committee’s use of compensation consultants, such as company name, business relationship(s), and fees paid.

Disclosure/Setting Levels or Types of Compensation for Executives and Directors

General Recommendation: Generally vote for shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

Generally vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation (such as types of compensation elements or specific metrics) to be used for executive or directors.

Generally vote against shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Vote case-by-case on all other shareholder proposals regarding executive and director pay, taking into account relevant factors, including but not limited to: company performance, pay level and design versus peers, history of compensation concerns or pay-for-performance disconnect, and/or the scope and prescriptive nature of the proposal.

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Golden Coffins/Executive Death Benefits

General Recommendation: Generally vote for proposals calling for companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.

Hold Equity Past Retirement or for a Significant Period of Time

General Recommendation: Vote case-by-case on shareholder proposals asking companies to adopt policies requiring senior executive officers to retain a portion of net shares acquired through compensation plans. The following factors will be taken into account:

•	The percentage/ratio of net shares required to be retained;

•	The time period required to retain the shares;

•	Whether the company has equity retention, holding period, and/or stock ownership requirements in place and the robustness of such requirements;

•	Whether the company has any other policies aimed at mitigating risk taking by executives;

•	Executives’ actual stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s existing requirements; and

•	Problematic pay practices, current and past, which may demonstrate a short-term versus long-term focus.

Pay Disparity

General Recommendation: Vote case-by-case on proposals calling for an analysis of the pay disparity between corporate executives and other non-executive employees. The following factors will be considered:

•	The company’s current level of disclosure of its executive compensation setting process, including how the company considers pay disparity;

•	If any problematic pay practices or pay-for-performance concerns have been identified at the company; and

•	The level of shareholder support for the company’s pay programs.

Generally vote against proposals calling for the company to use the pay disparity analysis or pay ratio in a specific way to set or limit executive pay.

Pay for Performance/Performance-Based Awards

General Recommendation: Vote case-by-case on shareholder proposals requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based and requesting that the board adopt and disclose challenging performance metrics to shareholders, based on the following analytical steps:

•

First, vote for shareholder proposals advocating the use of performance-based equity awards, such as performance contingent options or restricted stock, indexed options, or premium-priced options, unless the proposal is overly restrictive or if the company has demonstrated that it is using a “substantial” portion of performance-based awards for its top executives. Standard stock options and performance-accelerated awards do not meet the criteria to be considered as performance-based awards. Further, premium-priced options should have a meaningful premium to be considered performance-based awards.

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•

Second, assess the rigor of the company’s performance-based equity program. If the bar set for the performance-based program is too low based on the company’s historical or peer group comparison, generally vote for the proposal. Furthermore, if target performance results in an above target payout, vote for the shareholder proposal due to program’s poor design. If the company does not disclose the performance metric of the performance-based equity program, vote for the shareholder proposal regardless of the outcome of the first step to the test.

In general, vote for the shareholder proposal if the company does not meet both of the above two steps.

Pay for Superior Performance

General Recommendation: Vote case-by-case on shareholder proposals that request the board establish a pay-for-superior performance standard in the company’s executive compensation plan for senior executives. These proposals generally include the following principles:

•	Set compensation targets for the plan’s annual and long-term incentive pay components at or below the peer group median;

•	Deliver a majority of the plan’s target long-term compensation through performance-vested, not simply time-vested, equity awards;

•

Provide the strategic rationale and relative weightings of the financial and non-financial performance metrics or criteria used in the annual and performance-vested long-term incentive components of the plan;

•	Establish performance targets for each plan financial metric relative to the performance of the company’s peer companies;

•

Limit payment under the annual and performance-vested long-term incentive components of the plan to when the company’s performance on its selected financial performance metrics exceeds peer group median performance.

Consider the following factors in evaluating this proposal:

•	What aspects of the company’s annual and long-term equity incentive programs are performance driven?

•

If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?

•	Can shareholders assess the correlation between pay and performance based on the current disclosure?

•	What type of industry and stage of business cycle does the company belong to?

Pre-Arranged Trading Plans (10b5-1 Plans)

General Recommendation: Generally vote for shareholder proposals calling for the addition of certain safeguards in prearranged trading plans (10b5-1 plans) for executives. Safeguards may include:

•	Adoption, amendment, or termination of a 10b5-1 Plan must be disclosed in a Form 8-K;

•	Amendment or early termination of a 10b5-1 Plan allowed only under extraordinary circumstances, as determined by the board;

•	Request that a certain number of days that must elapse between adoption or amendment of a 10b5-1 Plan and initial trading under the plan;

•	Reports on Form 4 must identify transactions made pursuant to a 10b5-1 Plan;

•	An executive may not trade in company stock outside the 10b5-1 Plan;

•	Trades under a 10b5-1 Plan must be handled by a broker who does not handle other securities transactions for the executive.

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Prohibit Outside CEOs from Serving on Compensation Committees

General Recommendation: Generally vote against proposals seeking a policy to prohibit any outside CEO from serving on a company’s compensation committee, unless the company has demonstrated problematic pay practices that raise concerns about the performance and composition of the committee.

Recoupment of Incentive or Stock Compensation in Specified Circumstances

General Recommendation: Vote case-by-case on proposals to recoup incentive cash or stock compensation made to senior executives if it is later determined that the figures upon which incentive compensation is earned turn out to have been in error, or if the senior executive has breached company policy or has engaged in misconduct that may be significantly detrimental to the company’s financial position or reputation, or if the senior executive failed to manage or monitor risks that subsequently led to significant financial or reputational harm to the company. Many companies have adopted policies that permit recoupment in cases where an executive’s fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation. However, such policies may be narrow given that not all misconduct or negligence may result in significant financial restatements. Misconduct, negligence, or lack of sufficient oversight by senior executives may lead to significant financial loss or reputational damage that may have long-lasting impact.

In considering whether to support such shareholder proposals, ISS will take into consideration the following factors:

•	If the company has adopted a formal recoupment policy;

•	The rigor of the recoupment policy focusing on how and under what circumstances the company may recoup incentive or stock compensation;

•	Whether the company has chronic restatement history or material financial problems;

•	Whether the company’s policy substantially addresses the concerns raised by the proponent;

•	Disclosure of recoupment of incentive or stock compensation from senior executives or lack thereof; or

•	Any other relevant factors.

Severance Agreements for Executives/Golden Parachutes

General Recommendation: Vote for shareholder proposals requiring that golden parachutes or executive severance agreements be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

Vote case-by-case on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:

•	The triggering mechanism should be beyond the control of management;

•	The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs);

•

Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.

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Share Buyback Impact on Incentive Program Metrics

General Recommendation: Vote case-by-case on proposals requesting the company exclude the impact of share buybacks from the calculation of incentive program metrics, considering the following factors:

•	The frequency and timing of the company’s share buybacks;

•	The use of per-share metrics in incentive plans;

•	The effect of recent buybacks on incentive metric results and payouts; and

•	Whether there is any indication of metric result manipulation.

Supplemental Executive Retirement Plans (SERPs)

General Recommendation: Generally vote for shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

Generally vote for shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary or those pay elements covered for the general employee population.

Tax Gross-Up Proposals

General Recommendation: Generally vote for proposals calling for companies to adopt a policy of not providing tax gross-up payments to executives, except in situations where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.

Termination of Employment Prior to Severance Payment/Eliminating Accelerated Vesting of Unvested Equity

General Recommendation: Vote case-by-case on shareholder proposals seeking a policy requiring termination of employment prior to severance payment and/or eliminating accelerated vesting of unvested equity.

The following factors will be considered:

•

The company’s current treatment of equity upon employment termination and/or in change-in-control situations (i.e., vesting is double triggered and/or pro rata, does it allow for the assumption of equity by acquiring company, the treatment of performance shares, etc.);

•	Current employment agreements, including potential poor pay practices such as gross-ups embedded in those agreements.

Generally vote for proposals seeking a policy that prohibits automatic acceleration of the vesting of equity awards to senior executives upon a voluntary termination of employment or in the event of a change in control (except for pro rata vesting considering the time elapsed and attainment of any related performance goals between the award date and the change in control).

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6. Routine/Miscellaneous

Adjourn Meeting

General Recommendation: Generally vote against proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

Vote for proposals that relate specifically to soliciting votes for a merger or transaction if supporting that merger or transaction. Vote against proposals if the wording is too vague or if the proposal includes “other business.”

Amend Quorum Requirements

General Recommendation: Vote case-by-case on proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding, taking into consideration:

•	The new quorum threshold requested;

•	The rationale presented for the reduction;

•	The market capitalization of the company (size, inclusion in indices);

•	The company’s ownership structure;

•	Previous voter turnout or attempts to achieve quorum;

•	Any provisions or commitments to restore quorum to a majority of shares outstanding, should voter turnout improve sufficiently; and

•	Other factors as appropriate.

In general, a quorum threshold kept as close to a majority of shares outstanding as is achievable is preferred.

Vote case-by-case on directors who unilaterally lower the quorum requirements below a majority of the shares outstanding, taking into consideration the factors listed above.

Amend Minor Bylaws

General Recommendation: Vote for bylaw or charter changes that are of a housekeeping nature (updates or corrections).

Change Company Name

General Recommendation: Vote for proposals to change the corporate name unless there is compelling evidence that the change would adversely impact shareholder value.

Change Date, Time, or Location of Annual Meeting

General Recommendation: Vote for management proposals to change the date, time, or location of the annual meeting unless the proposed change is unreasonable.

Vote against shareholder proposals to change the date, time, or location of the annual meeting unless the current scheduling or location is unreasonable.

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Other Business

General Recommendation: Vote against proposals to approve other business when it appears as a voting item.

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7. Social and Environmental Issues

Global Approach – E&S Shareholder Proposals

ISS applies a common approach globally to evaluating social and environmental proposals which cover a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short or long term.

General Recommendation: Generally vote case-by-case, examining primarily whether implementation of the proposal is likely to enhance or protect shareholder value. The following factors will be considered:

•	If the issues presented in the proposal are being appropriately or effectively dealt with through legislation or government regulation;

•	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

•	Whether the proposal’s request is unduly burdensome (scope or timeframe) or overly prescriptive;

•	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

•	Whether there are significant controversies, fines, penalties, or litigation associated with the company’s practices related to the issue(s) raised in the proposal;

•

If the proposal requests increased disclosure or greater transparency, whether reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

•

If the proposal requests increased disclosure or greater transparency, whether implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Endorsement of Principles

General Recommendation: Generally vote against proposals seeking a company’s endorsement of principles that support a particular public policy position. Endorsing a set of principles may require a company to take a stand on an issue that is beyond its own control and may limit its flexibility with respect to future developments. Management and the board should be afforded the flexibility to make decisions on specific public policy positions based on their own assessment of the most beneficial strategies for the company.

Animal Welfare

Animal Welfare Policies

General Recommendation: Generally vote for proposals seeking a report on a company’s animal welfare standards, or animal welfare-related risks, unless:

•	The company has already published a set of animal welfare standards and monitors compliance;

•	The company’s standards are comparable to industry peers; and

•	There are no recent significant fines, litigation, or controversies related to the company’s and/or its suppliers’ treatment of animals.

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Animal Testing

General Recommendation: Generally vote against proposals to phase out the use of animals in product testing, unless:

•	The company is conducting animal testing programs that are unnecessary or not required by regulation;

•	The company is conducting animal testing when suitable alternatives are commonly accepted and used by industry peers; or

•	There are recent, significant fines or litigation related to the company’s treatment of animals.

Animal Slaughter

General Recommendation: Generally vote against proposals requesting the implementation of Controlled Atmosphere Killing (CAK) methods at company and/or supplier operations unless such methods are required by legislation or generally accepted as the industry standard.

Vote case-by-case on proposals requesting a report on the feasibility of implementing CAK methods at company and/or supplier operations considering the availability of existing research conducted by the company or industry groups on this topic and any fines or litigation related to current animal processing procedures at the company.

Consumer Issues

Genetically Modified Ingredients

General Recommendation: Generally vote against proposals requesting that a company voluntarily label genetically engineered (GE) ingredients in its products. The labeling of products with GE ingredients is best left to the appropriate regulatory authorities.

Vote case-by-case on proposals asking for a report on the feasibility of labeling products containing GE ingredients, taking into account:

•	The potential impact of such labeling on the company’s business;

•	The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and

•	Company’s current disclosure on the feasibility of GE product labeling.

Generally vote against proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.

Generally vote against proposals to eliminate GE ingredients from the company’s products, or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such decisions are more appropriately made by management with consideration of current regulations.

Reports on Potentially Controversial Business/Financial Practices

General Recommendation: Vote case-by-case on requests for reports on a company’s potentially controversial business or financial practices or products, taking into account:

•	Whether the company has adequately disclosed mechanisms in place to prevent abuses;

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•	Whether the company has adequately disclosed the financial risks of the products/practices in question;

•	Whether the company has been subject to violations of related laws or serious controversies; and

•	Peer companies’ policies/practices in this area.

Pharmaceutical Pricing, Access to Medicines, and Prescription Drug Reimportation

General Recommendation: Generally vote against proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing practices.

Vote case-by-case on proposals requesting that a company report on its product pricing or access to medicine policies, considering:

•	The potential for reputational, market, and regulatory risk exposure;

•	Existing disclosure of relevant policies;

•	Deviation from established industry norms;

•	Relevant company initiatives to provide research and/or products to disadvantaged consumers;

•	Whether the proposal focuses on specific products or geographic regions;

•	The potential burden and scope of the requested report;

•	Recent significant controversies, litigation, or fines at the company.

Generally vote for proposals requesting that a company report on the financial and legal impact of its prescription drug reimportation policies unless such information is already publicly disclosed.

Generally vote against proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.

Product Safety and Toxic/Hazardous Materials

General Recommendation: Generally vote for proposals requesting that a company report on its policies, initiatives/procedures, and oversight mechanisms related to toxic/hazardous materials or product safety in its supply chain, unless:

•	The company already discloses similar information through existing reports such as a supplier code of conduct and/or a sustainability report;

•

The company has formally committed to the implementation of a toxic/hazardous materials and/or product safety and supply chain reporting and monitoring program based on industry norms or similar standards within a specified time frame; and

•	The company has not been recently involved in relevant significant controversies, fines, or litigation.

Vote case-by-case on resolutions requesting that companies develop a feasibility assessment to phase-out of certain toxic/hazardous materials, or evaluate and disclose the potential financial and legal risks associated with utilizing certain materials, considering:

•	The company’s current level of disclosure regarding its product safety policies, initiatives, and oversight mechanisms;

•	Current regulations in the markets in which the company operates; and

•	Recent significant controversies, litigation, or fines stemming from toxic/hazardous materials at the company.

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Generally vote against resolutions requiring that a company reformulate its products.

Tobacco-Related Proposals

General Recommendation: Vote case-by-case on resolutions regarding the advertisement of tobacco products, considering:

•	Recent related fines, controversies, or significant litigation;

•	Whether the company complies with relevant laws and regulations on the marketing of tobacco;

•	Whether the company’s advertising restrictions deviate from those of industry peers;

•	Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth; and

•	Whether restrictions on marketing to youth extend to foreign countries.

Vote case-by-case on proposals regarding second-hand smoke, considering;

•	Whether the company complies with all laws and regulations;

•	The degree that voluntary restrictions beyond those mandated by law might hurt the company’s competitiveness; and

•	The risk of any health-related liabilities.

Generally vote against resolutions to cease production of tobacco-related products, to avoid selling products to tobacco companies, to spin-off tobacco-related businesses, or prohibit investment in tobacco equities. Such business decisions are better left to company management or portfolio managers.

Generally vote against proposals regarding tobacco product warnings. Such decisions are better left to public health authorities.

Climate Change

Say on Climate (SoC) Management Proposals

General Recommendation: Vote case-by-case on management proposals that request shareholders to approve the company’s climate transition action plan23, taking into account the completeness and rigor of the plan. Information that will be considered where available includes the following:

•	The extent to which the company’s climate related disclosures are in line with TCFD recommendations and meet other market standards;

•	Disclosure of its operational and supply chain GHG emissions (Scopes 1, 2, and 3);

•	The completeness and rigor of company’s short-, medium-, and long-term targets for reducing operational and supply chain GHG emissions (Scopes 1, 2, and 3 if relevant);

•	Whether the company has sought and received third-party approval that its targets are science-based;

•	Whether the company has made a commitment to be “net zero” for operational and supply chain emissions (Scopes 1, 2, and 3) by 2050;

•	Whether the company discloses a commitment to report on the implementation of its plan in subsequent years;

•	Whether the company’s climate data has received third-party assurance;

[23]	Variations of this request also include climate transition related ambitions, or commitment to reporting on the implementation of a climate plan.

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•	Disclosure of how the company’s lobbying activities and its capital expenditures align with company strategy;

•	Whether there are specific industry decarbonization challenges; and

•	The company’s related commitment, disclosure, and performance compared to its industry peers.

Say on Climate (SoC) Shareholder Proposals

General Recommendation: Vote case-by-case on shareholder proposals that request the company to disclose a report providing its GHG emissions levels and reduction targets and/or its upcoming/approved climate transition action plan and provide shareholders the opportunity to express approval or disapproval of its GHG emissions reduction plan, taking into account information such as the following:

•	The completeness and rigor of the company’s climate-related disclosure;

•	The company’s actual GHG emissions performance;

•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to its GHG emissions; and

•	Whether the proposal’s request is unduly burdensome (scope or timeframe) or overly prescriptive.

Climate Change/Greenhouse Gas (GHG) Emissions

General Recommendation: Generally vote for resolutions requesting that a company disclose information on the financial, physical, or regulatory risks it faces related to climate change on its operations and investments or on how the company identifies, measures, and manages such risks, considering:

•

Whether the company already provides current, publicly-available information on the impact that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure compared to industry peers; and

•	Whether there are significant controversies, fines, penalties, or litigation associated with the company’s climate change-related performance.

Generally vote for proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:

•

The company already discloses current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is comparable to that of industry peers; and

•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s GHG emissions.

Vote case-by-case on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:

•	Whether the company provides disclosure of year-over-year GHG emissions performance data;

•	Whether company disclosure lags behind industry peers;

•	The company’s actual GHG emissions performance;

•	The company’s current GHG emission policies, oversight mechanisms, and related initiatives; and

•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions.

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Energy Efficiency

General Recommendation: Generally vote for proposals requesting that a company report on its energy efficiency policies, unless:

•

The company complies with applicable energy efficiency regulations and laws, and discloses its participation in energy efficiency policies and programs, including disclosure of benchmark data, targets, and performance measures; or

•	The proponent requests adoption of specific energy efficiency goals within specific timelines.

Renewable Energy

General Recommendation: Generally vote for requests for reports on the feasibility of developing renewable energy resources unless the report would be duplicative of existing disclosure or irrelevant to the company’s line of business.

Generally vote against proposals requesting that the company invest in renewable energy resources. Such decisions are best left to management’s evaluation of the feasibility and financial impact that such programs may have on the company.

Generally vote against proposals that call for the adoption of renewable energy goals, taking into account:

•	The scope and structure of the proposal;

•	The company’s current level of disclosure on renewable energy use and GHG emissions; and

•	The company’s disclosure of policies, practices, and oversight implemented to manage GHG emissions and mitigate climate change risks.

Diversity

Board Diversity

General Recommendation: Generally vote for requests for reports on a company’s efforts to diversify the board, unless:

•	The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; and

•	The board already reports on its nominating procedures and gender and racial minority initiatives on the board and within the company.

Vote case-by-case on proposals asking a company to increase the gender and racial minority representation on its board, taking into account:

•	The degree of existing gender and racial minority diversity on the company’s board and among its executive officers;

•	The level of gender and racial minority representation that exists at the company’s industry peers;

•	The company’s established process for addressing gender and racial minority board representation;

•	Whether the proposal includes an overly prescriptive request to amend nominating committee charter language;

•	The independence of the company’s nominating committee;

•	Whether the company uses an outside search firm to identify potential director nominees; and

•	Whether the company has had recent controversies, fines, or litigation regarding equal employment practices.

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Equality of Opportunity

General Recommendation: Generally vote for proposals requesting a company disclose its diversity policies or initiatives, or proposals requesting disclosure of a company’s comprehensive workforce diversity data, including requests for EEO-1 data, unless:

•	The company publicly discloses equal opportunity policies and initiatives in a comprehensive manner;

•	The company already publicly discloses comprehensive workforce diversity data; and

•	The company has no recent significant EEO-related violations or litigation.

Generally vote against proposals seeking information on the diversity efforts of suppliers and service providers. Such requests may pose a significant burden on the company.

Gender Identity, Sexual Orientation, and Domestic Partner Benefits

General Recommendation: Generally vote for proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would be unduly burdensome.

Generally vote against proposals to extend company benefits to, or eliminate benefits from, domestic partners. Decisions regarding benefits should be left to the discretion of the company.

Gender, Race/Ethnicity Pay Gap

General Recommendation: Vote case-by-case on requests for reports on a company’s pay data by gender or race/ ethnicity, or a report on a company’s policies and goals to reduce any gender or race/ethnicity pay gaps, taking into account:

•	The company’s current policies and disclosure related to both its diversity and inclusion policies and practices and its compensation philosophy on fair and equitable compensation practices;

•	Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to gender, race, or ethnicity pay gap issues;

•	The company’s disclosure regarding gender, race, or ethnicity pay gap policies or initiatives compared to its industry peers; and

•	Local laws regarding categorization of race and/or ethnicity and definitions of ethnic and/or racial minorities.

Racial Equity and/or Civil Rights Audit Guidelines

General Recommendation: Vote case-by-case on proposals asking a company to conduct an independent racial equity and/or civil rights audit, taking into account:

•	The company’s established process or framework for addressing racial inequity and discrimination internally;

•	Whether the company adequately discloses workforce diversity and inclusion metrics and goals;

•	Whether the company has issued a public statement related to its racial justice efforts in recent years, or has committed to internal policy review;

•	Whether the company has engaged with impacted communities, stakeholders, and civil rights experts;

•	The company’s track record in recent years of racial justice measures and outreach externally; and

•	Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to racial inequity or discrimination.

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Environment and Sustainability

Facility and Workplace Safety

General Recommendation: Vote case-by-case on requests for workplace safety reports, including reports on accident risk reduction efforts, taking into account:

•	The company’s current level of disclosure of its workplace health and safety performance data, health and safety management policies, initiatives, and oversight mechanisms;

•	The nature of the company’s business, specifically regarding company and employee exposure to health and safety risks;

•	Recent significant controversies, fines, or violations related to workplace health and safety; and

•	The company’s workplace health and safety performance relative to industry peers.

Vote case-by-case on resolutions requesting that a company report on safety and/or security risks associated with its operations and/or facilities, considering:

•	The company’s compliance with applicable regulations and guidelines;

•	The company’s current level of disclosure regarding its security and safety policies, procedures, and compliance monitoring; and

•	The existence of recent, significant violations, fines, or controversy regarding the safety and security of the company’s operations and/or facilities.

General Environmental Proposals and Community Impact Assessments

General Recommendation: Vote case-by-case on requests for reports on policies and/or the potential (community) social and/or environmental impact of company operations, considering:

•	Current disclosure of applicable policies and risk assessment report(s) and risk management procedures;

•

The impact of regulatory non-compliance, litigation, remediation, or reputational loss that may be associated with failure to manage the company’s operations in question, including the management of relevant community and stakeholder relations;

•	The nature, purpose, and scope of the company’s operations in the specific region(s);

•	The degree to which company policies and procedures are consistent with industry norms; and

•	The scope of the resolution.

Hydraulic Fracturing

General Recommendation: Generally vote for proposals requesting greater disclosure of a company’s (natural gas) hydraulic fracturing operations, including measures the company has taken to manage and mitigate the potential community and environmental impacts of those operations, considering:

•	The company’s current level of disclosure of relevant policies and oversight mechanisms;

•	The company’s current level of such disclosure relative to its industry peers;

•	Potential relevant local, state, or national regulatory developments; and

•	Controversies, fines, or litigation related to the company’s hydraulic fracturing operations.

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Operations in Protected Areas

General Recommendation: Generally vote for requests for reports on potential environmental damage as a result of company operations in protected regions, unless:

•	Operations in the specified regions are not permitted by current laws or regulations;

•	The company does not currently have operations or plans to develop operations in these protected regions; or

•	The company’s disclosure of its operations and environmental policies in these regions is comparable to industry peers.

Recycling

General Recommendation: Vote case-by-case on proposals to report on an existing recycling program, or adopt a new recycling program, taking into account:

•	The nature of the company’s business;

•	The current level of disclosure of the company’s existing related programs;

•	The timetable and methods of program implementation prescribed by the proposal;

•	The company’s ability to address the issues raised in the proposal; and

•	How the company’s recycling programs compare to similar programs of its industry peers.

Sustainability Reporting

General Recommendation: Generally vote for proposals requesting that a company report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:

•

The company already discloses similar information through existing reports or policies such as an environment, health, and safety (EHS) report; a comprehensive code of corporate conduct; and/or a diversity report; or

•	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.

Water Issues

General Recommendation: Vote case-by-case on proposals requesting a company report on, or adopt a new policy on, water-related risks and concerns, taking into account:

•	The company’s current disclosure of relevant policies, initiatives, oversight mechanisms, and water usage metrics;

•	Whether or not the company’s existing water-related policies and practices are consistent with relevant internationally recognized standards and national/local regulations;

•	The potential financial impact or risk to the company associated with water-related concerns or issues; and

•	Recent, significant company controversies, fines, or litigation regarding water use by the company and its suppliers.

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General Corporate Issues

Charitable Contributions

General Recommendation: Vote against proposals restricting a company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which, and if, contributions are in the best interests of the company.

Data Security, Privacy, and Internet Issues

General Recommendation: Vote case-by-case on proposals requesting the disclosure or implementation of data security, privacy, or information access and management policies and procedures, considering:

•	The level of disclosure of company policies and procedures relating to data security, privacy, freedom of speech, information access and management, and Internet censorship;

•	Engagement in dialogue with governments or relevant groups with respect to data security, privacy, or the free flow of information on the Internet;

•	The scope of business involvement and of investment in countries whose governments censor or monitor the Internet and other telecommunications;

•	Applicable market-specific laws or regulations that may be imposed on the company; and

•	Controversies, fines, or litigation related to data security, privacy, freedom of speech, or Internet censorship.

ESG Compensation-Related Proposals

General Recommendation: Vote case-by-case on proposals seeking a report or additional disclosure on the company’s approach, policies, and practices on incorporating environmental and social criteria into its executive compensation strategy, considering:

•	The scope and prescriptive nature of the proposal;

•	The company’s current level of disclosure regarding its environmental and social performance and governance;

•	The degree to which the board or compensation committee already discloses information on whether it has considered related E&S criteria; and

•	Whether the company has significant controversies or regulatory violations regarding social or environmental issues.

Human Rights, Human Capital Management, and International Operations

Human Rights Proposals

General Recommendation: Generally vote for proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.

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Vote case-by-case on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:

•	The degree to which existing relevant policies and practices are disclosed;

•	Whether or not existing relevant policies are consistent with internationally recognized standards;

•	Whether company facilities and those of its suppliers are monitored and how;

•	Company participation in fair labor organizations or other internationally recognized human rights initiatives;

•	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

•	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

•	The scope of the request; and

•	Deviation from industry sector peer company standards and practices.

Vote case-by-case on proposals requesting that a company conduct an assessment of the human rights risks in its operations or in its supply chain, or report on its human rights risk assessment process, considering:

•	The degree to which existing relevant policies and practices are disclosed, including information on the implementation of these policies and any related oversight mechanisms;

•	The company’s industry and whether the company or its suppliers operate in countries or areas where there is a history of human rights concerns;

•	Recent significant controversies, fines, or litigation regarding human rights involving the company or its suppliers, and whether the company has taken remedial steps; and

•	Whether the proposal is unduly burdensome or overly prescriptive.

Mandatory Arbitration

General Recommendation: Vote case-by-case on requests for a report on a company’s use of mandatory arbitration on employment-related claims, taking into account:

•	The company’s current policies and practices related to the use of mandatory arbitration agreements on workplace claims;

•	Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to the use of mandatory arbitration agreements on workplace claims; and

•	The company’s disclosure of its policies and practices related to the use of mandatory arbitration agreements compared to its peers.

Operations in High-Risk Markets

General Recommendation: Vote case-by-case on requests for a report on a company’s potential financial and reputational risks associated with operations in “high-risk” markets, such as a terrorism-sponsoring state or politically/socially unstable region, taking into account:

•	The nature, purpose, and scope of the operations and business involved that could be affected by social or political disruption;

•	Current disclosure of applicable risk assessment(s) and risk management procedures;

•	Compliance with U.S. sanctions and laws;

•	Consideration of other international policies, standards, and laws; and

•	Whether the company has been recently involved in recent, significant controversies, fines, or litigation related to its operations in “high-risk” markets.

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Outsourcing/Offshoring

General Recommendation: Vote case-by-case on proposals calling for companies to report on the risks associated with outsourcing/plant closures, considering:

•	Controversies surrounding operations in the relevant market(s);

•	The value of the requested report to shareholders;

•	The company’s current level of disclosure of relevant information on outsourcing and plant closure procedures; and

•	The company’s existing human rights standards relative to industry peers.

Sexual Harassment

General Recommendation: Vote case-by-case on requests for a report on company actions taken to strengthen policies and oversight to prevent workplace sexual harassment, or a report on risks posed by a company’s failure to prevent workplace sexual harassment, taking into account:

•	The company’s current policies, practices, oversight mechanisms related to preventing workplace sexual harassment;

•	Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to workplace sexual harassment issues; and

•	The company’s disclosure regarding workplace sexual harassment policies or initiatives compared to its industry peers.

Weapons and Military Sales

General Recommendation: Vote against reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

Generally vote against proposals asking a company to cease production or report on the risks associated with the use of depleted uranium munitions or nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Such contracts are monitored by government agencies, serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company’s business.

Political Activities

Lobbying

General Recommendation: Vote case-by-case on proposals requesting information on a company’s lobbying (including direct, indirect, and grassroots lobbying) activities, policies, or procedures, considering:

•	The company’s current disclosure of relevant lobbying policies, and management and board oversight;

•	The company’s disclosure regarding trade associations or other groups that it supports, or is a member of, that engage in lobbying activities; and

•	Recent significant controversies, fines, or litigation regarding the company’s lobbying-related activities.

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Political Contributions

General Recommendation: Generally vote for proposals requesting greater disclosure of a company’s political contributions and trade association spending policies and activities, considering:

•	The company’s policies, and management and board oversight related to its direct political contributions and payments to trade associations or other groups that may be used for political purposes;

•	The company’s disclosure regarding its support of, and participation in, trade associations or other groups that may make political contributions; and

•	Recent significant controversies, fines, or litigation related to the company’s political contributions or political activities.

Vote against proposals barring a company from making political contributions. Businesses are affected by legislation at the federal, state, and local level; barring political contributions can put the company at a competitive disadvantage.

Vote against proposals to publish in newspapers and other media a company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Political Expenditures and Lobbying Congruency

General Recommendation: Generally vote case-by-case on proposals requesting greater disclosure of a company’s alignment of political contributions, lobbying, and electioneering spending with a company’s publicly stated values and policies, considering:

•

The company’s policies, management, board oversight, governance processes, and level of disclosure related to direct political contributions, lobbying activities, and payments to trade associations, political action committees, or other groups that may be used for political purposes;

•

The company’s disclosure regarding: the reasons for its support of candidates for public offices; the reasons for support of and participation in trade associations or other groups that may make political contributions; and other political activities;

•	Any incongruencies identified between a company’s direct and indirect political expenditures and its publicly stated values and priorities.

•	Recent significant controversies related to the company’s direct and indirect lobbying, political contributions, or political activities.

Generally vote case-by-case on proposals requesting comparison of a company’s political spending to objectives that can mitigate material risks for the company, such as limiting global warming.

Political Ties

General Recommendation: Generally vote against proposals asking a company to affirm political nonpartisanship in the workplace, so long as:

•	There are no recent, significant controversies, fines, or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibit coercion.

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Vote against proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

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8. Mutual Fund Proxies

Election of Directors

General Recommendation: Vote case-by-case on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

Closed End Funds- Unilateral Opt-In to Control Share Acquisition Statutes

General Recommendation: For closed-end management investment companies (CEFs), vote against or withhold from nominating/governance committee members (or other directors on a case-by-case basis) at CEFs that have not provided a compelling rationale for opting-in to a Control Share Acquisition statute, nor submitted a by-law amendment to a shareholder vote.

Converting Closed-end Fund to Open-end Fund

General Recommendation: Vote case-by-case on conversion proposals, considering the following factors:

•	Past performance as a closed-end fund;

•	Market in which the fund invests;

•	Measures taken by the board to address the discount; and

•	Past shareholder activism, board activity, and votes on related proposals.

Proxy Contests

General Recommendation: Vote case-by-case on proxy contests, considering the following factors:

•	Past performance relative to its peers;

•	Market in which the fund invests;

•	Measures taken by the board to address the issues;

•	Past shareholder activism, board activity, and votes on related proposals;

•	Strategy of the incumbents versus the dissidents;

•	Independence of directors;

•	Experience and skills of director candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment.

Investment Advisory Agreements

General Recommendation: Vote case-by-case on investment advisory agreements, considering the following factors:

•	Proposed and current fee schedules;

•	Fund category/investment objective;

•	Performance benchmarks;

•	Share price performance as compared with peers;

•	Resulting fees relative to peers;

•	Assignments (where the advisor undergoes a change of control).

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Approving New Classes or Series of Shares

General Recommendation: Vote for the establishment of new classes or series of shares.

Preferred Stock Proposals

General Recommendation: Vote case-by-case on the authorization for or increase in preferred shares, considering the following factors:

•	Stated specific financing purpose;

•	Possible dilution for common shares;

•	Whether the shares can be used for antitakeover purposes.

1940 Act Policies

General Recommendation: Vote case-by-case on policies under the Investment Advisor Act of 1940, considering the following factors:

•	Potential competitiveness;

•	Regulatory developments;

•	Current and potential returns; and

•	Current and potential risk.

Generally vote for these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.

Changing a Fundamental Restriction to a Nonfundamental Restriction

General Recommendation: Vote case-by-case on proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:

•	The fund’s target investments;

•	The reasons given by the fund for the change; and

•	The projected impact of the change on the portfolio.

Change Fundamental Investment Objective to Nonfundamental

General Recommendation: Vote against proposals to change a fund’s fundamental investment objective to non-fundamental.

Name Change Proposals

General Recommendation: Vote case-by-case on name change proposals, considering the following factors:

•	Political/economic changes in the target market;

•	Consolidation in the target market; and

•	Current asset composition.

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Change in Fund’s Subclassification

General Recommendation: Vote case-by-case on changes in a fund’s sub-classification, considering the following factors:

•	Potential competitiveness;

•	Current and potential returns;

•	Risk of concentration;

•	Consolidation in target industry.

Business Development Companies—Authorization to Sell Shares of Common Stock at a Price below Net Asset Value

General Recommendation: Vote for proposals authorizing the board to issue shares below Net Asset Value (NAV) if:

•

The proposal to allow share issuances below NAV has an expiration date no more than one year from the date shareholders approve the underlying proposal, as required under the Investment Company Act of 1940;

•

The sale is deemed to be in the best interests of shareholders by (1) a majority of the company’s independent directors and (2) a majority of the company’s directors who have no financial interest in the issuance; and

•	The company has demonstrated responsible past use of share issuances by either:

•	Outperforming peers in its 8-digit GICS group as measured by one- and three-year median TSRs; or

•	Providing disclosure that its past share issuances were priced at levels that resulted in only small or moderate discounts to NAV and economic dilution to existing non-participating shareholders.

Disposition of Assets/Termination/Liquidation

General Recommendation: Vote case-by-case on proposals to dispose of assets, to terminate or liquidate, considering the following factors:

•	Strategies employed to salvage the company;

•	The fund’s past performance;

•	The terms of the liquidation.

Changes to the Charter Document

General Recommendation: Vote case-by-case on changes to the charter document, considering the following factors:

•	The degree of change implied by the proposal;

•	The efficiencies that could result;

•	The state of incorporation;

•	Regulatory standards and implications.

Vote against any of the following changes:

•	Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series;

•	Removal of shareholder approval requirement for amendments to the new declaration of trust;

•

Removal of shareholder approval requirement to amend the fund’s management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act;

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•	Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund’s shares;

•	Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements;

•	Removal of shareholder approval requirement to change the domicile of the fund.

Changing the Domicile of a Fund

General Recommendation: Vote case-by-case on re-incorporations, considering the following factors:

•	Regulations of both states;

•	Required fundamental policies of both states;

•	The increased flexibility available.

Authorizing the Board to Hire and Terminate Subadvisers Without Shareholder Approval

General Recommendation: Vote against proposals authorizing the board to hire or terminate subadvisers without shareholder approval if the investment adviser currently employs only one subadviser.

Distribution Agreements

General Recommendation: Vote case-by-case on distribution agreement proposals, considering the following factors:

•	Fees charged to comparably sized funds with similar objectives;

•	The proposed distributor’s reputation and past performance;

•	The competitiveness of the fund in the industry;

•	The terms of the agreement.

Master-Feeder Structure

General Recommendation: Vote for the establishment of a master-feeder structure.

Mergers

General Recommendation: Vote case-by-case on merger proposals, considering the following factors:

•	Resulting fee structure;

•	Performance of both funds;

•	Continuity of management personnel;

•	Changes in corporate governance and their impact on shareholder rights.

Shareholder Proposals for Mutual Funds

Establish Director Ownership Requirement

General Recommendation: Generally vote against shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

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Reimburse Shareholder for Expenses Incurred

General Recommendation: Vote case-by-case on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote for the reimbursement of the proxy solicitation expenses.

Terminate the Investment Advisor

General Recommendation: Vote case-by-case on proposals to terminate the investment advisor, considering the following factors:

•	Performance of the fund’s Net Asset Value (NAV);

•	The fund’s history of shareholder relations;

•	The performance of other funds under the advisor’s management.

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# Glenmede - Sustainability

## 2023 Policy Recommendations

Updated February 2023

2023 GLENMEDE – SUSTAINABILITY PROXY VOTING GUIDELINES

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General Guideline

Policy Implementation

Glenmede Policy Recommendation: Where ISS benchmark and Sustainability recommendations differ on an agenda item, enter Sustainability vote recommendation and rationale and check the Refer + box.

Leverage Sustainability policy recommendations in all other cases.

1. Routine / Miscellaneous

Adjourn Meeting

Glenmede Policy Recommendation: Generally vote against proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

Vote for proposals that relate specifically to soliciting votes for a merger or transaction if supporting that merger or transaction. Vote against proposals if the wording is too vague or if the proposal includes “other business.”

Amend Quorum Requirements

Glenmede Policy Recommendation: Vote case-by-case on proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding, taking into consideration:

•	The new quorum threshold requested;

•	The rationale presented for the reduction;

•	The market capitalization of the company (size, inclusion in indices);

•	The company’s ownership structure;

•	Previous voter turnout or attempts to achieve quorum;

•	Any provisions or commitments to restore quorum to a majority of shares outstanding, should voter turnout improve sufficiently; and

•	Other factors as appropriate.

In general, a quorum threshold kept as close to a majority of shares outstanding as is achievable is preferred.

Vote case-by-case on directors who unilaterally lower the quorum requirements below a majority of the shares outstanding, taking into consideration the factors listed above.

Amend Minor Bylaws

Glenmede Policy Recommendation: Vote for bylaw or charter changes that are of a housekeeping nature (updates or corrections).

Change Company Name

Glenmede Policy Recommendation: Vote for proposals to change the corporate name unless there is compelling evidence that the change would adversely impact shareholder value.

Change Date, Time, or Location of Annual Meeting

Glenmede Policy Recommendation: Vote for management proposals to change the date, time, or location of the annual meeting unless the proposed change is unreasonable.

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Vote against shareholder proposals to change the date, time, or location of the annual meeting unless the current scheduling or location is unreasonable.

Other Business

Glenmede Policy Recommendation: Vote against proposals to approve other business when it appears as voting item.

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Audit-Related

Auditor Indemnification and Limitation of Liability

Glenmede Policy Recommendation: Vote case-by-case on the issue of auditor indemnification and limitation of liability. Factors to be assessed include, but are not limited to:

•	The terms of the auditor agreement—the degree to which these agreements impact shareholders’ rights;

•	The motivation and rationale for establishing the agreements;

•	The quality of the company’s disclosure; and

•	The company’s historical practices in the audit area.

Vote against or withhold from members of an audit committee in situations where there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Auditor Ratification

Glenmede Policy Recommendation: Vote for proposals to ratify auditors unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:

•	Non-audit (“other”) fees > audit fees + audit-related fees + tax compliance/preparation fees

Tax compliance and preparation include the preparation of original and amended tax returns and refund claims, and tax payment planning. All other services in the tax category, such as tax advice, planning, or consulting, should be added to “Other” fees. If the breakout of tax fees cannot be determined, add all tax fees to “Other” fees.

In circumstances where “Other” fees include fees related to significant one-time capital structure events (such as initial public offerings, bankruptcy emergence, and spin-offs) and the company makes public disclosure of the amount and nature of those fees that are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.

Shareholder Proposals Limiting Non-Audit Services

Glenmede Policy Recommendation: Vote case-by-case on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

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Shareholder Proposals on Audit Firm Rotation

Glenmede Policy Recommendation: Vote case-by-case on shareholder proposals asking for audit firm rotation, taking into account:

•	The tenure of the audit firm;

•	The length of rotation specified in the proposal;

•	Any significant audit-related issues at the company;

•	The number of audit committee meetings held each year;

•	The number of financial experts serving on the committee; and

•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

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2.	Board of Directors

Voting on Director Nominees in Uncontested Elections

Four fundamental principles apply when determining votes on director nominees:

1.

Accountability: Boards should be sufficiently accountable to shareholders, including through transparency of the company’s governance practices and regular board elections, by the provision of sufficient information for shareholders to be able to assess directors and board composition, and through the ability of shareholders to remove directors.

2.

Responsiveness: Directors should respond to investor input, such as that expressed through significant opposition to management proposals, significant support for shareholder proposals (whether binding or non-binding), and tender offers where a majority of shares are tendered.

3.

Composition: Companies should seek directors who can add value to the board through specific skills or expertise and who can devote sufficient time and commitment to serve effectively. Boards should be of a size appropriate to accommodate diversity, expertise, and independence, while ensuring active and collaborative participation by all members. Boards should be sufficiently diverse to ensure consideration of a wide range of perspectives.

4.

Independence: Boards should be sufficiently independent from management (and significant shareholders) so as to ensure that they are able and motivated to effectively supervise management’s performance for the benefit of all shareholders, including in setting and monitoring the execution of corporate strategy, with appropriate use of shareholder capital, and in setting and monitoring executive compensation programs that support that strategy. The chair of the board should ideally be an independent director, and all boards should have an independent leadership position or a similar role in order to help provide appropriate counterbalance to executive management, as well as having sufficiently independent committees that focus on key governance concerns such as audit, compensation, and nomination of directors.

Glenmede Policy Recommendation: Generally vote for director nominees, except under the following circumstances (with new nominees[1] considered on a case-by-case basis):

1.	Accountability

Problematic Takeover Defenses

Classified Board Structure: The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.

Removal of Shareholder Discretion on Classified Boards: The company has opted into, or failed to opt out of, state laws requiring a classified board structure.

Director Performance Evaluation: The board lacks mechanisms to promote accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one-, three-, and five-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s operational metrics and other factors as warranted. Problematic provisions include but are not limited to:

[1]

A “new nominee” is a director who is being presented for election by shareholders for the first time. Recommendations on new nominees who have served for less than one year are made on a case-by-case basis depending on the timing of their appointment and the problematic governance issue in question.

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•	A classified board structure;

•	A supermajority vote requirement;

•	Either a plurality vote standard in uncontested director elections or a majority vote standard with no plurality carve-out for contested elections;

•	The inability of shareholders to call special meetings;

•	The inability of shareholders to act by written consent;

•	A multi-class capital structure; and/or

•	A non–shareholder-approved poison pill.

Poison Pills: Generally vote against or withhold from all nominees (except new nominees1, who should be considered case-by-case) if:

•	The company has a poison pill with a deadhand or slowhand feature[2];

•	The board makes a material adverse modification to an existing pill, including, but not limited to, extension, renewal, or lowering the trigger, without shareholder approval; or

•	The company has a long-term poison pill (with a term of over one year) that was not approved by the public shareholders[3] .

Vote case-by-case on nominees if the board adopts an initial short-term pill (with a term of one year or less) without shareholder approval, taking into consideration:

•	The disclosed rationale for the adoption;

•	The trigger;

•	The company’s market capitalization (including absolute level and sudden changes);

•	A commitment to put any renewal to a shareholder vote; and

•	Other factors as relevant.

Restrictions on Shareholder Rights

Restricting Binding Shareholder Proposals: Generally vote against or withhold from members of the governance committee if:

•

The company’s governing documents impose undue restrictions on shareholders’ ability to amend the bylaws. Such restrictions include, but are not limited to: outright prohibition on the submission of binding shareholder proposals, or share ownership requirements, subject matter restrictions, or time holding requirement in excess of SEC Rule 14a-8. Vote against or withhold on an ongoing basis.

Submission of management proposals to approve or ratify requirements in excess of SEC Rule 14a-8 for the submission of binding bylaw amendments will generally be viewed as an insufficient restoration of shareholders’ rights. Generally continue to vote against or withhold on an ongoing basis until shareholders are provided with an unfettered ability to amend the bylaws or a proposal providing for such unfettered right is submitted for shareholder approval.

[2]

If the short-term pill with a deadhand or slowhand feature is enacted but expires before the next shareholder vote, Glenmede Policy will generally still recommend withhold/against nominees at the next shareholder meeting following its adoption

[3]	Approval prior to, or in connection, with a company’s becoming publicly-traded, or in connection with a de-SPAC transaction, is insufficient.

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Problematic Audit-Related Practices

Generally vote against or withhold from the members of the audit committee if:

•	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);

•	The company receives an adverse opinion on the company’s financial statements from its auditor; or

•

There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote case-by-case on members of the audit committee and potentially the full board if:

•

Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence, and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether withhold/against votes are warranted.

Problematic Compensation Practices

In the absence of an Advisory Vote on Executive Compensation (Say on Pay) ballot item or in egregious situations, vote against or withhold from the members of the compensation committee and potentially the full board if:

•	There is a significant misalignment between CEO pay and company performance (pay for performance);

•	The company maintains significant problematic pay practices;

•	The board exhibits a significant level of poor communication and responsiveness to shareholders;

•	The company fails to include a Say on Pay ballot item when required under SEC provisions, or under the company’s declared frequency of say on pay; or

•	The company fails to include a Frequency of Say on Pay ballot item when required under SEC provisions.

Generally vote against members of the board committee responsible for approving/setting non-employee director compensation if there is a pattern (i.e. two or more years) of awarding excessive non-employee director compensation without disclosing a compelling rationale or other mitigating factors.

Problematic Pledging of Company Stock: Vote against the members of the committee that oversees risks related to pledging, or the full board, where a significant level of pledged company stock by executives or directors raises concerns. The following factors will be considered:

•	The presence of an anti-pledging policy, disclosed in the proxy statement, that prohibits future pledging activity;

•	The magnitude of aggregate pledged shares in terms of total common shares outstanding, market value, and trading volume;

•	Disclosure of progress or lack thereof in reducing the magnitude of aggregate pledged shares over time;

•	Disclosure in the proxy statement that shares subject to stock ownership and holding requirements do not include pledged company stock; and

•	Any other relevant factors.

Unilateral Bylaw/Charter Amendments: Generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees1, who should be considered case-by-case) if the board amends the company’s bylaws or charter without shareholder approval in a manner that materially diminishes shareholders’ rights or that could adversely impact shareholders, considering the following factors:

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•	The board’s rationale for adopting the bylaw/charter amendment without shareholder ratification;

•	Disclosure by the company of any significant engagement with shareholders regarding the amendment;

•	The level of impairment of shareholders’ rights caused by the board’s unilateral amendment to the bylaws/charter;

•	The board’s track record with regard to unilateral board action on bylaw/charter amendments or other entrenchment provisions;

•	The company’s ownership structure;

•	The company’s existing governance provisions;

•	The timing of the board’s amendment to the bylaws/charter in connection with a significant business development; and

•	Other factors, as deemed appropriate, that may be relevant to determine the impact of the amendment on shareholders.

Unless the adverse amendment is reversed or submitted to a binding shareholder vote, in subsequent years vote case-by-case on director nominees. Generally vote against (except new nominees1, who should be considered case-by-case) if the directors:

•	Classified the board;

•	Adopted supermajority vote requirements to amend the bylaws or charter; or

•	Eliminated shareholders’ ability to amend bylaws.

•	Adopted a fee-shifting provision; or

•	Adopted another provision deemed egregious.

Problematic Governance Structure: For companies that hold or held their first annual meeting4 of public shareholders after Feb. 1, 2015, generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees1 , who should be considered case-by-case) if, prior to or in connection with the company’s public offering, the company or its board adopted the following bylaw or charter provisions that are considered to be materially adverse to shareholder rights:

•	Supermajority vote requirements to amend the bylaws or charter;

•	A classified board structure; or

•	Other egregious provisions.

A provision which specifies that the problematic structure(s) will be sunset within seven years of the date of going public will be considered a mitigating factor.

Unless the adverse provision is reversed or removed, vote case-by-case on director nominees in subsequent years.

Unequal Voting Rights: Generally vote withhold or against directors individually, committee members, or the entire board (except new nominees1, who should be considered case-by-case), if the company employs a common stock structure with unequal voting rights5 .

Exceptions to this policy will generally be limited to:

[4]	Includes companies that emerge from bankruptcy, SPAC transactions, spin-offs, direct listings, and those who complete a traditional initial public offering.

[5]

This generally includes classes of common stock that have additional votes per share than other shares; classes of shares that are not entitled to vote on all the same ballot items or nominees; or stock with time-phased voting rights (“loyalty shares”).

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•	Newly-public companies[6] with a sunset provision of no more than seven years from the date of going public;

•	Limited Partnerships and the Operating Partnership (OP) unit structure of REITs;

•	Situations where the unequal voting rights are considered de minimis; or

•	The company provides sufficient protections for minority shareholders, such as allowing minority shareholders a regular binding vote on whether the capital structure should be maintained.

Management Proposals to Ratify Existing Charter or Bylaw Provisions: Vote against/withhold from individual directors, members of the governance committee, or the full board, where boards ask shareholders to ratify existing charter or bylaw provisions considering the following factors:

•	The presence of a shareholder proposal addressing the same issue on the same ballot;

•	The board’s rationale for seeking ratification;

•	Disclosure of actions to be taken by the board should the ratification proposal fail;

•	Disclosure of shareholder engagement regarding the board’s ratification request;

•	The level of impairment to shareholders’ rights caused by the existing provision;

•	The history of management and shareholder proposals on the provision at the company’s past meetings;

•	Whether the current provision was adopted in response to the shareholder proposal;

•	The company’s ownership structure; and

•	Previous use of ratification proposals to exclude shareholder proposals.

Environmental, Social and Governance (ESG) Failures

Under extraordinary circumstances, vote against or withhold from directors individually, committee members, or the entire board, due to:

•	Material failures of governance, stewardship, risk oversight[7], or fiduciary responsibilities at the company, including failure to adequately guard against or manage ESG risks;

•	A lack of sustainability reporting in the company’s public documents and/or website in conjunction with a failure to adequately manage or mitigate ESG risks;

•	Failure to replace management as appropriate; or

•

Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Climate Risk Mitigation and Net Zero

For companies that are significant greenhouse gas (GHG) emitters, through its operations or value chain8, generally vote against or withhold from the incumbent chair of the responsible committee (or other directors on a case-by-case basis) in cases where Glenmede Policy determines that the company is not taking the minimum steps needed to be aligned with a Net Zero by 2050 trajectory.

[6]	Newly-public companies generally include companies that emerge from bankruptcy, SPAC transactions, spin-offs, direct listings, and those who complete a traditional initial public offering.
[7]

Examples of failure of risk oversight include, but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; demonstrably poor risk oversight of environmental and social issues, including climate change; significant environmental incidents including spills and pollution; large scale or repeat workplace fatalities or injuries; significant adverse legal judgments or settlements; or hedging of company stock.

[8]	For 2023, companies defined as “significant GHG emitters” will be those on the current Climate Action 100+ Focus Group list.

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For 2023, minimum steps needed to be considered to be aligned with a Net Zero by 2050 trajectory are (all minimum criteria will be required to be in alignment with the policy):

•	The company has detailed disclosure of climate-related risks, such as according to the framework established by the Task Force on Climate-related Financial Disclosures (TCFD), including:

•	Board governance measures;

•	Corporate strategy;

•	Risk management analyses; and

•	Metrics and targets

•	The company has declared a Net Zero target by 2050 or sooner and the target includes scope 1, 2, and relevant scope 3 emissions.

•	The company has set a medium-term target for reducing its GHG emissions.

Expectations about what constitutes “minimum steps needed to be aligned with a Net Zero by 2050 trajectory” will increase over time.

2.	Responsiveness

Vote case-by-case on individual directors, committee members, or the entire board of directors as appropriate if:

•

The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year or failed to act on a management proposal seeking to ratify an existing charter/bylaw provision that received opposition of a majority of the shares cast in the previous year. Factors that will be considered are:

•	Disclosed outreach efforts by the board to shareholders in the wake of the vote;

•	Rationale provided in the proxy statement for the level of implementation;

•	The subject matter of the proposal;

•	The level of support for and opposition to the resolution in past meetings;

•	Actions taken by the board in response to the majority vote and its engagement with shareholders;

•	The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and

•	Other factors as appropriate.

•	The board failed to act on takeover offers where the majority of shares are tendered;

•

At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote.

Vote case-by-case on compensation committee members (or, in exceptional cases, the full board) and the Say on Pay proposal if:

•	The company’s previous say-on-pay received the support of less than 70 percent of votes cast. Factors that will be considered are:

•	The company’s response, including:

•

Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support (including the timing and frequency of engagements and whether independent directors participated);

•	Disclosure of the specific concerns voiced by dissenting shareholders that led to the say-on-pay opposition;

•	Disclosure of specific and meaningful actions taken to address shareholders’ concerns;

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•	Other recent compensation actions taken by the company;

•	Whether the issues raised are recurring or isolated;

•	The company’s ownership structure; and

•	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

•	The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the plurality of votes cast.

3.	Composition

Attendance at Board and Committee Meetings: Generally vote against or withhold from directors (except nominees who served only part of the fiscal year9) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:

•	Medical issues/illness;

•	Family emergencies; and

•	Missing only one meeting (when the total of all meetings is three or fewer).

•

In cases of chronic poor attendance without reasonable justification, in addition to voting against the director(s) with poor attendance, generally vote against or withhold from appropriate members of the nominating/governance committees or the full board.

If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote against or withhold from the director(s) in question.

Overboarded Directors: Generally, vote against or withhold from individual directors who:

•	Sit on more than five public company boards; or

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own— withhold only at their outside boards[10].

Gender Diversity

Glenmede Policy Recommendation: Generally vote against or withhold from the chair of the nominating committee, or other nominees on a case-by-case basis, if the board lacks at least one director of an underrepresented gender identity[11].

Racial and/or Ethnic Diversity

[9]	Nominees who served for only part of the fiscal year are generally exempted from the attendance policy.

[10]

Although all of a CEO’s subsidiary boards will be counted as separate boards, Glenmede Policy will not recommend a withhold vote for the CEO of a parent company board or any of the controlled (>50 percent ownership) subsidiaries of that parent, but may do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationships.

[11]	Underrepresented gender identity includes directors who identify as women or as non-binary.

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Glenmede Policy Recommendation: Generally vote against or withhold from the chair of the nominating committee (or other directors on a case-by-case basis) where the board has no apparent racially or ethnically diverse members[12].

4.	Independence

Vote against or withhold from non-independent directors (Executive Directors and Non-Independent Non-Executive Directors per Glenmede Policy’s Classification of Directors) when:

•	Independent directors comprise 50 percent or less of the board;

•	The non-independent director serves on the audit, compensation, or nominating committee;

•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee; or

•	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee.

[12]	Aggregate diversity statistics provided by the board will only be considered if specific to racial and/or ethnic diversity.

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Glenmede Policy Classification of Directors – U.S.

1.	Executive Director

1.1.	Current officer[1] of the company or one of its affiliates[2].

2.	Non-Independent Non-Executive Director

Board Identification

2.1.	Director identified as not independent by the board.

Controlling/Significant Shareholder

2.2.	Beneficial owner of more than 50 percent of the company’s voting power (this may be aggregated if voting power is distributed among more than one member of a group).

Current Employment at Company or Partnership

2.3.	Non-officer employee of the firm (including employee representatives).

2.4.	Officer[1], former officer, or general or limited partner of a joint venture or partnership with the company.

Former Employment

2.5.	Former CEO of the company.[3],[4]

2.6.	Former non-CEO officer[1] of the company or an affiliate[2] within the past five years.

2.7.	Former officer[1] of an acquired company within the past five years[4].

2.8.	Officer [1] of a former parent or predecessor firm at the time the company was sold or split off within the past five years.

2.9.	Former interim officer if the service was longer than 18 months. If the service was between 12 and 18 months an assessment of the interim officer’s employment agreement will be made.[5]

Family Members

2.10.	Immediate family member[6] of a current or former officer[1] of the company or its affiliates[2] within the last five years.

2.11.

Immediate family member[6] of a current employee of company or its affiliates[2] where additional factors raise concern (which may include, but are not limited to, the following: a director related to numerous employees; the company or its affiliates employ relatives of numerous board members; or a non-Section 16 officer in a key strategic role).

Professional, Transactional, and Charitable Relationships

2.12.

Director who (or whose immediate family member[6]) currently provides professional services[7] in excess of $10,000 per year to: the company, an affiliate[2], or an individual officer of the company or an affiliate; either directly or is (or whose family member is) a partner, employee, or controlling shareholder of an organization which provides the services.

2.13.

Director who (or whose immediate family member[6]) currently has any material transactional relationship[8] with the company or its affiliates[2]; or who is (or whose immediately family member[6] is) a partner in, or a controlling shareholder or an executive officer of, an organization which has the material transactional relationship[8] (excluding investments in the company through a private placement).

2.14.

Director who (or whose immediate family member[6]) is a trustee, director, or employee of a charitable or non-profit organization that receives material grants or endowments[8] from the company or its affiliates[2].

Other Relationships

2.15.	Party to a voting agreement[9] to vote in line with management on proposals being brought to shareholder vote.

2.16.	Has (or an immediate family member[6] has) an interlocking relationship as defined by the SEC involving members of the board of directors or its Compensation Committee[10].

2.17.	Founder[11] of the company but not currently an employee.

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2.18.	Director with pay comparable to Named Executive Officers.

2.19.	Any material[12] relationship with the company.

3.	Independent Director

3.1.	No material[12] connection to the company other than a board seat.

Footnotes:

[1]

The definition of officer will generally follow that of a “Section 16 officer” (officers subject to Section 16 of the Securities and Exchange Act of 1934) and includes the chief executive, operating, financial, legal, technology, and accounting officers of a company (including the president, treasurer, secretary, controller, or any vice president in charge of a principal business unit, division, or policy function). Current interim officers are included in this category. For private companies, the equivalent positions are applicable. A non-employee director serving as an officer due to statutory requirements (e.g. corporate secretary) will be classified as an Affiliated Outsider under “Any material relationship with the company.” However, if the company provides explicit disclosure that the director is not receiving additional compensation in excess of $10,000 per year for serving in that capacity, then the director will be classified as an Independent Outsider.

[2]

“Affiliate” includes a subsidiary, sibling company, or parent company. Glenmede Policy uses 50 percent control ownership by the parent company as the standard for applying its affiliate designation. The manager/advisor of an externally managed issuer (EMI) is considered an affiliate.

[3]	Includes any former CEO of the company prior to the company’s initial public offering (IPO).

[4]

When there is a former CEO of a special purpose acquisition company (SPAC) serving on the board of an acquired company, Glenmede Policy will generally classify such directors as independent unless determined otherwise taking into account the following factors: the applicable listing standards determination of such director’s independence; any operating ties to the firm; and the existence of any other conflicting relationships or related party transactions.

[5]

Glenmede Policy will look at the terms of the interim officer’s employment contract to determine if it contains severance pay, long-term health and pension benefits, or other such standard provisions typically contained in contracts of permanent, non-temporary CEOs. Glenmede Policy will also consider if a formal search process was under way for a full-time officer at the time.

[6]

“Immediate family member” follows the SEC’s definition of such and covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

[7]

Professional services can be characterized as advisory in nature, generally involve access to sensitive company information or to strategic decision-making, and typically have a commission- or fee-based payment structure. Professional services generally include, but are not limited to the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; legal services; property management services; realtor services; lobbying services; executive search services; and IT consulting services. The following would generally be considered transactional relationships and not professional services: deposit services; IT tech support services; educational services; and construction services. The case of participation in a banking syndicate by a non-lead bank should be considered a transactional (and hence subject to the associated materiality test) rather than a professional relationship. “Of Counsel” relationships are only considered immaterial if the individual does not receive any form of compensation (in excess of $10,000 per year) from, or is a retired partner of, the firm providing the professional service. The case of a company providing a professional service to one of its directors or to an entity with which one of its directors is affiliated, will be considered a transactional rather than a professional relationship. Insurance services and marketing services are assumed to be professional services unless the company explains why such services are not advisory.

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[8]

A material transactional relationship, including grants to non-profit organizations, exists if the company makes annual payments to, or receives annual payments from, another entity exceeding the greater of $200,000 or 5 percent of the recipient’s gross revenues, in the case of a company which follows NASDAQ listing standards; or the greater of $1,000,000 or 2 percent of the recipient’s gross revenues, in the case of a company which follows NYSE listing standards. In the case of a company which follows neither of the preceding standards, Glenmede Policy will apply the NASDAQ-based materiality test. (The recipient is the party receiving the financial proceeds from the transaction).

[9]

Dissident directors who are parties to a voting agreement pursuant to a settlement or similar arrangement may be classified as independent outsiders if an analysis of the following factors indicates that the voting agreement does not compromise their alignment with all shareholders’ interests: the terms of the agreement; the duration of the standstill provision in the agreement; the limitations and requirements of actions that are agreed upon; if the dissident director nominee(s) is subject to the standstill; and if there any conflicting relationships or related party transactions.

[10]

Interlocks include: executive officers serving as directors on each other’s compensation or similar committees (or, in the absence of such a committee, on the board); or executive officers sitting on each other’s boards and at least one serves on the other’s compensation or similar committees (or, in the absence of such a committee, on the board).

[11]	The operating involvement of the founder with the company will be considered; if the founder was never employed by the company, Glenmede Policy may deem him or her an independent outsider.

[12]

For purposes of Glenmede Policy’s director independence classification, “material” will be defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

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Other Board-Related Proposals

Board Refreshment

Board refreshment is best implemented through an ongoing program of individual director evaluations, conducted annually, to ensure the evolving needs of the board are met and to bring in fresh perspectives, skills, and diversity as needed.

Term/Tenure Limits

Glenmede Policy Recommendation: Vote case-by-case on management proposals regarding director term/tenure limits, considering:

•	The rationale provided for adoption of the term/tenure limit;

•	The robustness of the company’s board evaluation process;

•	Whether the limit is of sufficient length to allow for a broad range of director tenures;

•	Whether the limit would disadvantage independent directors compared to non-independent directors; and

•	Whether the board will impose the limit evenly, and not have the ability to waive it in a discriminatory manner.

Vote case-by-case on shareholder proposals asking for the company to adopt director term/tenure limits, considering:

•	The scope of the shareholder proposal; and

•	Evidence of problematic issues at the company combined with, or exacerbated by, a lack of board refreshment.

Age Limits

Glenmede Policy Recommendation: Generally vote against management and shareholder proposals to limit the tenure of independent directors through mandatory retirement ages. Vote for proposals to remove mandatory age limits.

Board Size

Glenmede Policy Recommendation: Vote for proposals seeking to fix the board size or designate a range for the board size.

Vote against proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

Classification/Declassification of the Board

Glenmede Policy Recommendation: Vote against proposals to classify (stagger) the board.

Vote for proposals to repeal classified boards and to elect all directors annually.

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CEO Succession Planning

Glenmede Policy Recommendation: Generally vote for proposals seeking disclosure on a CEO succession planning policy, considering, at a minimum, the following factors:

•	The reasonableness/scope of the request; and

•	The company’s existing disclosure on its current CEO succession planning process.

Cumulative Voting

Glenmede Policy Recommendation: Generally vote against management proposals to eliminate cumulate voting, and for shareholder proposals to restore or provide for cumulative voting, unless:

•	The company has proxy access, thereby allowing shareholders to nominate directors to the company’s ballot; and

•

The company has adopted a majority vote standard, with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.

Vote for proposals for cumulative voting at controlled companies (insider voting power > 50%).

Director and Officer Indemnification, Liability Protection, and Exculpation

Glenmede Policy Recommendation: Vote case-by-case on proposals on director and officer indemnification liability protection, and exculpation[14].

Consider the stated rationale for the proposed change. Also consider, among other factors, the extent to which the proposal would:

Vote against proposals that would:

•	Eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.

•	Eliminate directors’ and officers’ liability for monetary damages for violating the duty of loyalty.

•	Expand coverage beyond just legal expenses to liability for acts that are more serious violations of fiduciary obligation than mere carelessness.

•

Expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for, at the discretion of the company’s board (i.e., “permissive indemnification”), but that previously the company was not required to indemnify.

Vote for only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:

•	If the individual was found to have acted in good faith and in a manner that the individual reasonably believed was in the best interests of the company; and

•	If only the director’s legal expenses would be covered.

[14]	Indemnification: the condition of being secured against loss or damage.

Limited liability: a person’s financial liability is limited to a fixed sum, or personal financial assets are not at risk if the individual loses a lawsuit that results in financial award/damages to the plaintiff.

Exculpation: to eliminate or limit the personal liability of a director or officer to the corporation or its shareholders for monetary damages for breach of fiduciary duty as a director or officer.

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Establish/Amend Nominee Qualifications

Glenmede Policy Recommendation: Vote case-by-case on proposals that establish or amend director qualifications. Votes should be based on the reasonableness of the criteria and the degree to which they may preclude dissident nominees from joining the board.

Vote case-by-case on shareholder resolutions seeking a director nominee who possesses a particular subject matter expertise, considering:

•	The company’s board committee structure, existing subject matter expertise, and board nomination provisions relative to that of its peers;

•	The company’s existing board and management oversight mechanisms regarding the issue for which board oversight is sought;

•	The company’s disclosure and performance relating to the issue for which board oversight is sought and any significant related controversies; and

•	The scope and structure of the proposal.

Establish Other Board Committee Proposals

Glenmede Policy Recommendation: Generally vote against shareholder proposals to establish a new board committee, as such proposals seek a specific oversight mechanism/structure that potentially limits a company’s flexibility to determine an appropriate oversight mechanism for itself. However, the following factors will be considered:

•	Existing oversight mechanisms (including current committee structure) regarding the issue for which board oversight is sought;

•	Level of disclosure regarding the issue for which board oversight is sought;

•	Company performance related to the issue for which board oversight is sought;

•	Board committee structure compared to that of other companies in its industry sector; and

•	The scope and structure of the proposal.

Filling Vacancies/Removal of Directors

Glenmede Policy Recommendation: Vote against proposals that provide that directors may be removed only for cause.

Vote for proposals to restore shareholders’ ability to remove directors with or without cause.

Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies. Vote for proposals that permit shareholders to elect directors to fill board vacancies.

Independent Board Chair

One of the principal functions of the board is to monitor and evaluate the performance of the CEO and other executive officers. The board chair’s duty to oversee management may be compromised when he/she is connected to or a part of the management team. Generally, Glenmede Policy recommends supporting shareholder proposals that would require that the position of board chair be held by an individual with no materials ties to the company other than their board seat.

Glenmede Policy Recommendation: Generally, support shareholder proposals that would require the board chair to be independent of management.

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Majority of Independent Directors/Establishment of Independent Committees

Glenmede Policy Recommendation: Vote for shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by the Glenmede Policy’s definition of independent outsider. (See Glenmede Policy Classification of Directors – U.S.)

Vote for shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors unless they currently meet that standard.

Majority Vote Standard for the Election of Directors

Glenmede Policy Recommendation: Generally vote for management proposals to adopt a majority of votes cast standard for directors in uncontested elections. Vote against if no carve-out for a plurality vote standard in contested elections is included.

Generally vote for precatory and binding shareholder resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

Proxy Access

Glenmede Policy Recommendation: Generally vote for management and shareholder proposals for proxy access with the following provisions:

•	Ownership threshold: maximum requirement not more than three percent (3%) of the voting power;

•	Ownership duration: maximum requirement not longer than three (3) years of continuous ownership for each member of the nominating group;

•	Aggregation: minimal or no limits on the number of shareholders permitted to form a nominating group;

•	Cap: cap on nominees of generally twenty-five percent (25%) of the board.

Review for reasonableness any other restrictions on the right of proxy access.

Generally vote against proposals that are more restrictive than these guidelines.

Require More Nominees than Open Seats

Glenmede Policy Recommendation: Vote against shareholder proposals that would require a company to nominate more candidates than the number of open board seats.

Shareholder Engagement Policy (Shareholder Advisory Committee)

Glenmede Policy Recommendation: Generally vote for shareholder proposals requesting that the board establish an internal mechanism/process, which may include a committee, in order to improve communications between directors and shareholders, unless the company has the following features, as appropriate:

•	Established a communication structure that goes beyond the exchange requirements to facilitate the exchange of information between shareholders and members of the board;

•	Effectively disclosed information with respect to this structure to its shareholders;

•	Company has not ignored majority-supported shareholder proposals or a majority withhold vote on a director nominee; and

•

The company has an independent chair or a lead director, according to Glenmede Policy’s definition. This individual must be made available for periodic consultation and direct communication with major shareholders.

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Proxy Contests/Proxy Access -Voting for Director Nominees in Contested Elections

Glenmede Policy Recommendation: Vote case-by-case on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the company relative to its industry;

•	Management’s track record;

•	Background to the contested election;

•	Nominee qualifications and any compensatory arrangements;

•	Strategic plan of dissident slate and quality of the critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates); and

•	Stock ownership positions.

In the case of candidates nominated pursuant to proxy access, vote case-by-case considering any applicable factors listed above or additional factors which may be relevant, including those that are specific to the company, to the nominee(s) and/or to the nature of the election (such as whether or not there are more candidates than board seats).

Vote-No Campaigns

Glenmede Policy Recommendation: In cases where companies are targeted in connection with public “vote-no” campaigns, evaluate director nominees under the existing governance policies for voting on director nominees in uncontested elections. Take into consideration the arguments submitted by shareholders and other publicly available information.

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3.	Shareholder Rights & Defenses

Advance Notice Requirements for Shareholder Proposals/Nominations

Glenmede Policy Recommendation: Vote case-by-case on advance notice proposals, giving support to those proposals which allow shareholders to submit proposals/nominations as close to the meeting date as reasonably possible and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory, and shareholder review.

To be reasonable, the company’s deadline for shareholder notice of a proposal/nominations must be no earlier than 120 days prior to the anniversary of the previous year’s meeting and have a submittal window of no shorter than 30 days from the beginning of the notice period (also known as a 90-120 day window). The submittal window is the period under which shareholders must file their proposal/nominations prior to the deadline.

In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposals.

Amend Bylaws without Shareholder Consent

Glenmede Policy Recommendation: Vote against proposals giving the board exclusive authority to amend the bylaws.

Vote for proposals giving the board the ability to amend the bylaws in addition to shareholders.

Control Share Acquisition Provisions

Control share acquisition statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds. Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested shares. Thus, control share acquisition statutes effectively require a hostile bidder to put its offer to a shareholder vote or risk voting disenfranchisement if the bidder continues buying up a large block of shares.

Glenmede Policy Recommendation: Vote for proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

Vote against proposals to amend the charter to include control share acquisition provisions.

Vote for proposals to restore voting rights to the control shares.

Control Share Cash-Out Provisions

Control share cash-out statutes give dissident shareholders the right to “cash-out” of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.

Glenmede Policy Recommendation: Vote for proposals to opt out of control share cash-out statutes.

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Disgorgement Provisions

Disgorgement provisions require an acquirer or potential acquirer of more than a certain percentage of a company’s stock to disgorge, or pay back, to the company any profits realized from the sale of that company’s stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor’s gaining control status are subject to these recapture-of-profits provisions.

Glenmede Policy Recommendation: Vote for proposals to opt out of state disgorgement provisions.

Fair Price Provisions

Glenmede Policy Recommendation: Vote case-by-case on proposals to adopt fair price provisions (provisions that stipulate that an acquirer must pay the same price to acquire all shares as it paid to acquire the control shares), evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Freeze-Out Provisions

Glenmede Policy Recommendation: Vote for proposals to opt out of state freeze-out provisions. Freeze-out provisions force an investor who surpasses a certain ownership threshold in a company to wait a specified period of time before gaining control of the company.

Greenmail

Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders.

Glenmede Policy Recommendation: Vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Vote case-by-case on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

Shareholder Litigation Rights

Federal Forum Selection Provisions

Federal forum selection provisions require that U.S. federal courts be the sole forum for shareholders to litigate claims arising under federal securities law.

Glenmede Policy Recommendation: Generally vote for federal forum selection provisions in the charter or bylaws that specify “the district courts of the United States” as the exclusive forum for federal securities law matters, in the absence of serious concerns about corporate governance or board responsiveness to shareholders.

Vote against provisions that restrict the forum to a particular federal district court; unilateral adoption (without a shareholder vote) of such a provision will generally be considered a one-time failure under the Unilateral Bylaw/Charter Amendments policy.

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Exclusive Forum Provisions for State Law Matters

Exclusive forum provisions in the charter or bylaws restrict shareholders’ ability to bring derivative lawsuits against the company, for claims arising out of state corporate law, to the courts of a particular state (generally the state of incorporation).

Glenmede Policy Recommendation: Generally vote for charter or bylaw provisions that specify courts located within the state of Delaware as the exclusive forum for corporate law matters for Delaware corporations, in the absence of serious concerns about corporate governance or board responsiveness to shareholders.

For states other than Delaware, vote case-by-case on exclusive forum provisions, taking into consideration:

•	The company’s stated rationale for adopting such a provision;

•	Disclosure of past harm from duplicative shareholder lawsuits in more than one forum;

•	The breadth of application of the charter or bylaw provision, including the types of lawsuits to which it would apply and the definition of key terms; and

•

Governance features such as shareholders’ ability to repeal the provision at a later date (including the vote standard applied when shareholders attempt to amend the charter or bylaws) and their ability to hold directors accountable through annual director elections and a majority vote standard in uncontested elections.

Generally vote against provisions that specify a state other than the state of incorporation as the exclusive forum for corporate law matters, or that specify a particular local court within the state; unilateral adoption of such a provision will generally be considered a one-time failure under the Unilateral Bylaw/Charter Amendments policy.

Fee shifting

Fee-shifting provisions in the charter or bylaws require that a shareholder who sues a company unsuccessfully pay all litigation expenses of the defendant corporation and its directors and officers.

Glenmede Policy Recommendation: Generally vote against provisions that mandate fee-shifting whenever plaintiffs are not completely successful on the merits (i.e., including cases where the plaintiffs are partially successful).

Unilateral adoption of a fee-shifting provision will generally be considered an ongoing failure under the Unilateral Bylaw/Charter Amendments and Problematic Capital Structures policy.

Net Operating Loss (NOL) Protective Amendments

Glenmede Policy Recommendation: Vote against proposals to adopt a protective amendment for the stated purpose of protecting a company’s net operating losses (NOL) if the effective term of the protective amendment would exceed the shorter of three years and the exhaustion of the NOL.

Vote case-by-case, considering the following factors, for management proposals to adopt an NOL protective amendment that would remain in effect for the shorter of three years (or less) and the exhaustion of the NOL:

•

The ownership threshold (NOL protective amendments generally prohibit stock ownership transfers that would result in a new 5-percent holder or increase the stock ownership percentage of an existing 5-percent holder);

•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision or commitment to cause expiration of the protective amendment upon exhaustion or expiration of the NOL);

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•

The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

Poison Pills (Shareholder Rights Plans)

Shareholder Proposals to Put Pill to a Vote and/or Adopt a Pill Policy

Glenmede Policy Recommendation: Vote for shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it unless the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

•	Shareholders have approved the adoption of the plan; or

•

The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

If the shareholder proposal calls for a time period of less than 12 months for shareholder ratification after adoption, vote for the proposal, but add the caveat that a vote within 12 months would be considered sufficient implementation.

Management Proposals to Ratify a Poison Pill

Glenmede Policy Recommendation: Vote case-by-case on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)

Glenmede Policy Recommendation: Vote against proposals to adopt a poison pill for the stated purpose of protecting a company’s net operating losses (NOL) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.

Vote case-by-case on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

•	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);

•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);

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•

The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

Proxy Voting Disclosure, Confidentiality, and Tabulation

Glenmede Policy Recommendation: Vote case-by-case on proposals regarding proxy voting mechanics, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder rights. Specific issues covered under the policy include, but are not limited to, confidential voting of individual proxies and ballots, confidentiality of running vote tallies, and the treatment of abstentions and/or broker non-votes in the company’s vote-counting methodology.

While a variety of factors may be considered in each analysis, the guiding principles are: transparency, consistency, and fairness in the proxy voting process. The factors considered, as applicable to the proposal, may include:

•	The scope and structure of the proposal;

•

The company’s stated confidential voting policy (or other relevant policies) and whether it ensures a “level playing field” by providing shareholder proponents with equal access to vote information prior to the annual meeting;

•	The company’s vote standard for management and shareholder proposals and whether it ensures consistency and fairness in the proxy voting process and maintains the integrity of vote results;

•	Whether the company’s disclosure regarding its vote counting method and other relevant voting policies with respect to management and shareholder proposals are consistent and clear;

•	Any recent controversies or concerns related to the company’s proxy voting mechanics;

•	Any unintended consequences resulting from implementation of the proposal; and

•	Any other factors that may be relevant.

Ratification Proposals: Management Proposals to Ratify Existing Charter or Bylaw Provisions

Glenmede Policy Recommendation: Generally vote against management proposals to ratify provisions of the company’s existing charter or bylaws, unless these governance provisions align with best practice.

In addition, voting against/withhold from individual directors, members of the governance committee, or the full board may be warranted, considering:

•	The presence of a shareholder proposal addressing the same issue on the same ballot;

•	The board’s rationale for seeking ratification;

•	Disclosure of actions to be taken by the board should the ratification proposal fail;

•	Disclosure of shareholder engagement regarding the board’s ratification request;

•	The level of impairment to shareholders’ rights caused by the existing provision;

•	The history of management and shareholder proposals on the provision at the company’s past meetings;

•	Whether the current provision was adopted in response to the shareholder proposal;

•	The company’s ownership structure; and

•	Previous use of ratification proposals to exclude shareholder proposals.

Reimbursing Proxy Solicitation Expenses

Glenmede Policy Recommendation: Vote case-by-case on proposals to reimburse proxy solicitation expenses.

When voting in conjunction with support of a dissident slate, vote for the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote for shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

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•	The election of fewer than 50% of the directors to be elected is contested in the election;

•	One or more of the dissident’s candidates is elected;

•	Shareholders are not permitted to cumulate their votes for directors; and

•	The election occurred, and the expenses were incurred, after the adoption of this bylaw.

Reincorporation Proposals

Glenmede Policy Recommendation: Management or shareholder proposals to change a company’s state of incorporation should be evaluated case-by-case, giving consideration to both financial and corporate governance concerns including the following:

•	Reasons for reincorporation;

•	Comparison of company’s governance practices and provisions prior to and following the reincorporation; and

•	Comparison of corporation laws of original state and destination state.

•	Vote for reincorporation when the economic factors outweigh any neutral or negative governance changes.

Shareholder Ability to Act by Written Consent

Glenmede Policy Recommendation: Generally vote against management and shareholder proposals to restrict or prohibit shareholders’ ability to act by written consent.

Generally vote for management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

•	Shareholders’ current right to act by written consent;

•	The consent threshold;

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of, and management’s response to, previous shareholder proposals.

Vote case-by-case on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:

•	An unfettered[15] right for shareholders to call special meetings at a 10 percent threshold;

•	A majority vote standard in uncontested director elections;

•	No non-shareholder-approved pill; and

•	An annually elected board.

Shareholder Ability to Call Special Meetings

Glenmede Policy Recommendation: Vote against management or shareholder proposals to restrict or prohibit shareholders’ ability to call special meetings.

Generally vote for management or shareholder proposals that provide shareholders with the ability to call special meetings taking into account the following factors:

•	Shareholders’ current right to call special meetings;

•	Minimum ownership threshold necessary to call special meetings (10% preferred);

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

[15]

“Unfettered” means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

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•	Shareholder support of, and management’s response to, previous shareholder proposals.

Stakeholder Provisions

Glenmede Policy Recommendation: Vote against proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

State Antitakeover Statutes

Glenmede Policy Recommendation: Vote case-by-case on proposals to opt in or out of state takeover statutes (including fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, and anti-greenmail provisions).

Supermajority Vote Requirements

Glenmede Policy Recommendation: Vote against proposals to require a supermajority shareholder vote.

Vote for management or shareholder proposals to reduce supermajority vote requirements. However, for companies with shareholder(s) who have significant ownership levels, vote case-by-case, taking into account:

•	Ownership structure;

•	Quorum requirements; and

•	Vote requirements.

Virtual Shareholder Meetings

Glenmede Policy Recommendation: Generally vote for management proposals allowing for the convening of shareholder meetings by electronic means, so long as they do not preclude in-person meetings. Companies are encouraged to disclose the circumstances under which virtual-only[16] meetings would be held, and to allow for comparable rights and opportunities for shareholders to participate electronically as they would have during an in-person meeting.

Vote case-by-case on shareholder proposals concerning virtual-only meetings, considering:

•	Scope and rationale of the proposal; and

•	Concerns identified with the company’s prior meeting practices.

4. Capital / Restructuring

Capital

Adjustments to Par Value of Common Stock

Glenmede Policy Recommendation: Vote for management proposals to reduce the par value of common stock unless the action is being taken to facilitate an anti-takeover device or some other negative corporate governance action.

[16]	Virtual-only shareholder meeting” refers to a meeting of shareholders that is held exclusively using technology without a corresponding in-person meeting.

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Vote for management proposals to eliminate par value.

Common Stock Authorization

General Authorization Requests

Glenmede Policy Recommendation: Vote case-by-case on proposals to increase the number of authorized shares of common stock that are to be used for general corporate purposes:

•	If share usage (outstanding plus reserved) is less than 50% of the current authorized shares, vote for an increase of up to 50% of current authorized shares.

•	If share usage is 50% to 100% of the current authorized, vote for an increase of up to 100% of current authorized shares.

•	If share usage is greater than current authorized shares, vote for an increase of up to the current share usage.

•	In the case of a stock split, the allowable increase is calculated (per above) based on the post-split adjusted authorization.

Generally vote against proposed increases, even if within the above ratios, if the proposal or the company’s prior or ongoing use of authorized shares is problematic, including, but not limited to:

•	The proposal seeks to increase the number of authorized shares of the class of common stock that has superior voting rights to other share classes;

•	On the same ballot is a proposal for a reverse split for which support is warranted despite the fact that it would result in an excessive increase in the share authorization;

•	The company has a non-shareholder approved poison pill (including an NOL pill); or

•

The company has previous sizeable placements (within the past 3 years) of stock with insiders at prices substantially below market value, or with problematic voting rights, without shareholder approval.

However, generally vote for proposed increases beyond the above ratios or problematic situations when there is disclosure of specific and severe risks to shareholders of not approving the request, such as:

•	In, or subsequent to, the company’s most recent 10-K filing, the company discloses that there is substantial doubt about its ability to continue as a going concern;

•	The company states that there is a risk of imminent bankruptcy or imminent liquidation if shareholders do not approve the increase in authorized capital; or

•	A government body has in the past year required the company to increase its capital ratios.

For companies incorporated in states that allow increases in authorized capital without shareholder approval, generally vote withhold or against all nominees if a unilateral capital authorization increase does not conform to the above policies.

Specific Authorization Requests

Glenmede Policy Recommendation: Generally vote for proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with transaction(s) (such as acquisitions, SPAC transactions, private placements, or similar transactions) on the same ballot, or disclosed in the proxy statement, that warrant support. For such transactions, the allowable increase will be the greater of:

•	twice the amount needed to support the transactions on the ballot, and

•	the allowable increase as calculated for general issuances above.

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Dual Class Structure

Glenmede Policy Recommendation: Generally vote against proposals to create a new class of common stock unless:

•	The company discloses a compelling rationale for the dual-class capital structure, such as:

•	The company’s auditor has concluded that there is substantial doubt about the company’s ability to continue as a going concern; or

•	The new class of shares will be transitory;

•	The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; and

•	The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.

Issue Stock for Use with Rights Plan

Glenmede Policy Recommendation: Vote against proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder- approved shareholder rights plan (poison pill).

Preemptive Rights

Glenmede Policy Recommendation: Vote case-by-case on shareholder proposals that seek preemptive rights, taking into consideration:

•	The size of the company;

•	The shareholder base; and

•	The liquidity of the stock.

Preferred Stock Authorization

General Authorization Requests

Glenmede Policy Recommendation: Vote case-by-case on proposals to increase the number of authorized shares of preferred stock that are to be used for general corporate purposes:

•	If share usage (outstanding plus reserved) is less than 50% of the current authorized shares, vote for an increase of up to 50% of current authorized shares.

•	If share usage is 50% to 100% of the current authorized, vote for an increase of up to 100% of current authorized shares.

•	If share usage is greater than current authorized shares, vote for an increase of up to the current share usage.

•	In the case of a stock split, the allowable increase is calculated (per above) based on the post-split adjusted authorization.

•	If no preferred shares are currently issued and outstanding, vote against the request, unless the company discloses a specific use for the shares.

Generally vote against proposed increases, even if within the above ratios, if the proposal or the company’s prior or ongoing use of authorized shares is problematic, including, but not limited to:

•	If the shares requested are blank check preferred shares that can be used for antitakeover purposes;1718

[17]

To be acceptable, appropriate disclosure would be needed that the shares are “declawed”: i.e., representation by the board that it will not, without prior stockholder approval, issue or use the preferred stock for any defensive or anti-takeover purpose or for the purpose of implementing any stockholder rights plan.

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•

The company seeks to increase a class of non-convertible preferred shares entitled to more than one vote per share on matters that do not solely affect the rights of preferred stockholders “supervoting shares”);

•

The company seeks to increase a class of convertible preferred shares entitled to a number of votes greater than the number of common shares into which they’re convertible (“supervoting shares”) on matters that do not solely affect the rights of preferred stockholders;

•	The stated intent of the increase in the general authorization is to allow the company to increase an existing designated class of supervoting preferred shares;

•	On the same ballot is a proposal for a reverse split for which support is warranted despite the fact that it would result in an excessive increase in the share authorization;

•	The company has a non-shareholder approved poison pill (including an NOL pill); or

•

The company has previous sizeable placements (within the past 3 years) of stock with insiders at prices substantially below market value, or with problematic voting rights, without shareholder approval.

However, generally vote for proposed increases beyond the above ratios or problematic situations when there is disclosure of specific and severe risks to shareholders of not approving the request, such as:

•	The stated intent of the increase in the general authorization is to allow the company to increase an existing designated class of supervoting preferred shares;

•	In, or subsequent to, the company’s most recent 10-K filing, the company discloses that there is substantial doubt about its ability to continue as a going concern;

•	The company states that there is a risk of imminent bankruptcy or imminent liquidation if shareholders do not approve the increase in authorized capital; or

•	A government body has in the past year required the company to increase its capital ratios.

For companies incorporated in states that allow increases in authorized capital without shareholder approval, generally vote withhold or against all nominees if a unilateral capital authorization increase does not conform to the above policies.

Specific Authorization Requests

Glenmede Policy Recommendation: Generally vote for proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with transaction(s) (such as acquisitions, SPAC transactions, private placements, or similar transactions) on the same ballot, or disclosed in the proxy statement, that warrant support. For such transactions, the allowable increase will be the greater of:

•	twice the amount needed to support the transactions on the ballot, and

•	the allowable increase as calculated for general issuances above.

Recapitalization Plans

Glenmede Policy Recommendation: Vote case-by-case on recapitalizations (reclassifications of securities), taking into account the following:

•	More simplified capital structure;

•	Enhanced liquidity;

•	Fairness of conversion terms;

•	Impact on voting power and dividends;

•	Reasons for the reclassification;

•	Conflicts of interest; and

•	Other alternatives considered.

Reverse Stock Splits

Glenmede Policy Recommendation: Vote for management proposals to implement a reverse stock split if:

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•	The number of authorized shares will be proportionately reduced; or

•	The effective increase in authorized shares is equal to or less than the allowable increase calculated in accordance with Glenmede’s Common Stock Authorization policy.

Vote case-by-case on proposals that do not meet either of the above conditions, taking into consideration the following factors:

•	Stock exchange notification to the company of a potential delisting;

•	Disclosure of substantial doubt about the company’s ability to continue as a going concern without additional financing;

•	The company’s rationale; or

•	Other factors as applicable.

Share Repurchase Programs

Glenmede Policy Recommendation: For U.S.-incorporated companies, and foreign-incorporated U.S. Domestic Issuers that are traded solely on U.S. exchanges, vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms, or to grant the board authority to conduct open-market repurchases, in the absence of company-specific concerns regarding:

•	Greenmail,

•	The use of buybacks to inappropriately manipulate incentive compensation metrics,

•	Threats to the company’s long-term viability, or

•	Other company-specific factors as warranted.

Vote case-by-case on proposals to repurchase shares directly from specified shareholders, balancing the stated rationale against the possibility for the repurchase authority to be misused, such as to repurchase shares from insiders at a premium to market price.

Stock Distributions: Splits and Dividends

Glenmede Policy Recommendation: Generally vote for management proposals to increase the common share authorization for stock split or stock dividend, provided that the effective increase in authorized shares is equal to or is less than the allowable increase calculated in accordance with Glenmede’s Common Stock Authorization policy.

Tracking Stock

Glenmede Policy Recommendation: Vote case-by-case on the creation of tracking stock, weighing the strategic value of the transaction against such factors as:

•	Adverse governance changes;

•	Excessive increases in authorized capital stock;

•	Unfair method of distribution;

•	Diminution of voting rights;

•	Adverse conversion features;

•	Negative impact on stock option plans; and

•	Alternatives such as spin-off.

Share Issuance Mandates at U.S. Domestic Issuers Incorporated Outside the U.S.

Glenmede Policy Recommendation: For U.S. domestic issuers incorporated outside the U.S. and listed solely on a U.S. exchange, generally vote for resolutions to authorize the issuance of common shares up to 20 percent of currently issued common share capital, where not tied to a specific transaction or financing proposal.

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For pre-revenue or other early-stage companies that are heavily reliant on periodic equity financing, generally vote for resolutions to authorize the issuance of common shares up to 50 percent of currently issued common share capital. The burden of proof will be on the company to establish that it has a need for the higher limit.

Renewal of such mandates should be sought at each year’s annual meeting.

Vote case-by-case on share issuances for a specific transaction or financing proposal.

Restructuring

Appraisal Rights

Glenmede Policy Recommendation: Vote for proposals to restore or provide shareholders with rights of appraisal.

Asset Purchases

Glenmede Policy Recommendation: Vote case-by-case on asset purchase proposals, considering the following factors:

•	Purchase price;

•	Fairness opinion;

•	Financial and strategic benefits;

•	How the deal was negotiated;

•	Conflicts of interest;

•	Other alternatives for the business;

•	Non-completion risk.

Asset Sales

Glenmede Policy Recommendation: Vote case-by-case on asset sales, considering the following factors:

•	Impact on the balance sheet/working capital;

•	Potential elimination of diseconomies;

•	Anticipated financial and operating benefits;

•	Anticipated use of funds;

•	Value received for the asset;

•	Fairness opinion;

•	How the deal was negotiated;

•	Conflicts of interest.

Bundled Proposals

Glenmede Policy Recommendation: Vote case-by-case on bundled or “conditional” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Conversion of Securities

Glenmede Policy Recommendation: Vote case-by-case on proposals regarding conversion of securities. When evaluating these proposals, the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

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Vote for the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans

Glenmede Policy Recommendation: Vote case-by-case on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan, after evaluating:

•	Dilution to existing shareholders’ positions;

•	Terms of the offer—discount/premium in purchase price to investor, including any fairness opinion; termination penalties; exit strategy;

•	Financial issues—company’s financial situation; degree of need for capital; use of proceeds; effect of the financing on the company’s cost of capital;

•	Management’s efforts to pursue other alternatives;

•	Control issues—change in management; change in control, guaranteed board and committee seats; standstill provisions; voting agreements; veto power over certain corporate actions; and

•	Conflict of interest—arm’s length transaction, managerial incentives.

Vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Formation of Holding Company

Glenmede Policy Recommendation: Vote case-by-case on proposals regarding the formation of a holding company, taking into consideration the following:

•	The reasons for the change;

•	Any financial or tax benefits;

•	Regulatory benefits;

•	Increases in capital structure; and

•	Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend for the transaction, vote against the formation of a holding company if the transaction would include either of the following:

•	Increases in common or preferred stock in excess of the allowable maximum (see discussion under “Capital”); or

•	Adverse changes in shareholder rights.

Going Private and Going Dark Transactions (LBOs and Minority Squeeze-outs)

Glenmede Policy Recommendation: Vote case-by-case on going private transactions, taking into account the following:

•	Offer price/premium;

•	Fairness opinion;

•	How the deal was negotiated;

•	Conflicts of interest;

•	Other alternatives/offers considered; and

•	Non-completion risk.

Vote case-by-case on going dark transactions, determining whether the transaction enhances shareholder value by taking into consideration:

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•	Whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock);

•	Balanced interests of continuing vs. cashed-out shareholders, taking into account the following:

•	Are all shareholders able to participate in the transaction?

•	Will there be a liquid market for remaining shareholders following the transaction?

•	Does the company have strong corporate governance?

•	Will insiders reap the gains of control following the proposed transaction?

•	Does the state of incorporation have laws requiring continued reporting that may benefit shareholders?

Joint Ventures

Glenmede Policy Recommendation: Vote case-by-case on proposals to form joint ventures, taking into account the following:

•	Percentage of assets/business contributed;

•	Percentage ownership;

•	Financial and strategic benefits;

•	Governance structure;

•	Conflicts of interest;

•	Other alternatives; and

•	Non-completion risk.

Liquidations

Glenmede Policy Recommendation: Vote case-by-case on liquidations, taking into account the following:

•	Management’s efforts to pursue other alternatives;

•	Appraisal value of assets; and

•	The compensation plan for executives managing the liquidation.

Vote for the liquidation if the company will file for bankruptcy if the proposal is not approved.

Mergers and Acquisitions

Glenmede Policy Recommendation: Vote case-by-case on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger.

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•

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Private Placements/Warrants/Convertible Debentures

Glenmede Policy Recommendation: Vote case-by-case on proposals regarding private placements, warrants, and convertible debentures taking into consideration:

•

Dilution to existing shareholders’ position: The amount and timing of shareholder ownership dilution should be weighed against the needs and proposed shareholder benefits of the capital infusion. Although newly issued common stock, absent preemptive rights, is typically dilutive to existing shareholders, share price appreciation is often the necessary event to trigger the exercise of “out of the money” warrants and convertible debt. In these instances from a value standpoint, the negative impact of dilution is mitigated by the increase in the company’s stock price that must occur to trigger the dilutive event.

•	Terms of the offer (discount/premium in purchase price to investor, including any fairness opinion, conversion features, termination penalties, exit strategy):

•

The terms of the offer should be weighed against the alternatives of the company and in light of company’s financial condition. Ideally, the conversion price for convertible debt and the exercise price for warrants should be at a premium to the then prevailing stock price at the time of private placement.

•

When evaluating the magnitude of a private placement discount or premium, consider factors that influence the discount or premium, such as, liquidity, due diligence costs, control and monitoring costs, capital scarcity, information asymmetry and anticipation of future performance.

•	Financial issues:

•	The company’s financial condition;

•	Degree of need for capital;

•	Use of proceeds;

•	Effect of the financing on the company’s cost of capital;

•	Current and proposed cash burn rate;

•	Going concern viability and the state of the capital and credit markets.

•

Management’s efforts to pursue alternatives and whether the company engaged in a process to evaluate alternatives: A fair, unconstrained process helps to ensure the best price for shareholders. Financing alternatives can include joint ventures, partnership, merger or sale of part or all of the company.

•	Control issues:

•	Change in management;

•	Change in control;

•	Guaranteed board and committee seats;

•	Standstill provisions;

•	Voting agreements;

•	Veto power over certain corporate actions; and

•	Minority versus majority ownership and corresponding minority discount or majority control premium

•	Conflicts of interest:

•	Conflicts of interest should be viewed from the perspective of the company and the investor.

•	Were the terms of the transaction negotiated at arm’s length? Are managerial incentives aligned with shareholder interests?

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•	Market reaction:

•	The market’s response to the proposed deal. A negative market reaction is a cause for concern. Market reaction may be addressed by analyzing the one day impact on the unaffected stock price.

Vote for the private placement, or for the issuance of warrants and/or convertible debentures in a private placement, if it is expected that the company will file for bankruptcy if the transaction is not approved.

Reorganization/Restructuring Plan (Bankruptcy)

Glenmede Policy Recommendation: Vote case-by-case on proposals to common shareholders on bankruptcy plans of reorganization, considering the following factors including, but not limited to:

•	Estimated value and financial prospects of the reorganized company;

•	Percentage ownership of current shareholders in the reorganized company;

•	Whether shareholders are adequately represented in the reorganization process (particularly through the existence of an official equity committee);

•	The cause(s) of the bankruptcy filing, and the extent to which the plan of reorganization addresses the cause(s);

•	Existence of a superior alternative to the plan of reorganization; and

•	Governance of the reorganized company.

Special Purpose Acquisition Corporations (SPACs)

Glenmede Policy Recommendation: Vote case-by-case on SPAC mergers and acquisitions taking into account the following:

•

Valuation—Is the value being paid by the SPAC reasonable? SPACs generally lack an independent fairness opinion and the financials on the target may be limited. Compare the conversion price with the intrinsic value of the target company provided in the fairness opinion. Also, evaluate the proportionate value of the combined entity attributable to the SPAC IPO shareholders versus the pre-merger value of SPAC. Additionally, a private company discount may be applied to the target, if it is a private entity.

•

Market reaction—How has the market responded to the proposed deal? A negative market reaction may be a cause for concern. Market reaction may be addressed by analyzing the one-day impact on the unaffected stock price.

•

Deal timing—A main driver for most transactions is that the SPAC charter typically requires the deal to be complete within 18 to 24 months, or the SPAC is to be liquidated. Evaluate the valuation, market reaction, and potential conflicts of interest for deals that are announced close to the liquidation date.

•	Negotiations and process—What was the process undertaken to identify potential target companies within specified industry or location specified in charter? Consider the background of the sponsors.

•

Conflicts of interest—How are sponsors benefiting from the transaction compared to IPO shareholders? Potential conflicts could arise if a fairness opinion is issued by the insiders to qualify the deal rather than a third party or if management is encouraged to pay a higher price for the target because of an 80% rule (the charter requires that the fair market value of the target is at least equal to 80% of net assets of the SPAC). Also, there may be sense of urgency by the management team of the SPAC to close the deal since its charter typically requires a transaction to be completed within the 18-24 month timeframe.

•	Voting agreements—Are the sponsors entering into enter into any voting agreements/ tender offers with shareholders who are likely to vote against the proposed merger or exercise conversion rights?

•	Governance—What is the impact of having the SPAC CEO or founder on key committees following the proposed merger?

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Special Purpose Acquisition Corporations (SPACs) - Proposals for Extensions

Glenmede Policy Recommendation: Vote case-by-case on SPAC extension proposals taking into account the length of the requested extension, the status of any pending transaction(s) or progression of the acquisition process, any added incentive for non-redeeming shareholders, and any prior extension requests.

•	Length of request: Typically, extension requests range from two to six months, depending on the progression of the SPAC’s acquistion process.

•

Pending transaction(s) or progression of the acquisition process: Sometimes an intial business combination was already put to a shareholder vote, but, for varying reasons, the transaction could not be consummated by the termination date and the SPAC is requesting an extension. Other times, the SPAC has entered into a definitive transaction agreement, but needs additional time to consummate or hold the shareholder meeting.

•

Added incentive for non-redeeming shareholders: Sometimes the SPAC sponsor (or other insiders) will contribute, typically as a loan to the company, additional funds that will be added to the redemption value of each public share as long as such shares are not redeemed in connection with the extension request. The purpose of the “equity kicker” is to incentivize shareholders to hold their shares through the end of the requested extension or until the time the transaction is put to a shareholder vote, rather than electing redeemption at the extension proposal meeting.

•	Prior extension requests: Some SPACs request additional time beyond the extension period sought in prior extension requests.

Spin-offs

Glenmede Policy Recommendation: Vote case-by-case on spin-offs, considering:

•	Tax and regulatory advantages;

•	Planned use of the sale proceeds;

•	Valuation of spinoff;

•	Fairness opinion;

•	Benefits to the parent company;

•	Conflicts of interest;

•	Managerial incentives;

•	Corporate governance changes;

•	Changes in the capital structure.

Value Maximization Shareholder Proposals

Glenmede Policy Recommendation: Vote case-by-case on shareholder proposals seeking to maximize shareholder value by:

•	Hiring a financial advisor to explore strategic alternatives;

•	Selling the company; or

•	Liquidating the company and distributing the proceeds to shareholders.

These proposals should be evaluated based on the following factors:

•	Prolonged poor performance with no turnaround in sight;

•	Signs of entrenched board and management (such as the adoption of takeover defenses);

•	Strategic plan in place for improving value;

•	Likelihood of receiving reasonable value in a sale or dissolution; and

•	The company actively exploring its strategic options, including retaining a financial advisor.

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5.	Compensation

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.

Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

3.

Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

4.

Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

5.

Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation—Management Proposals (Management Say-on-Pay)

Glenmede Policy Recommendation: Vote case-by-case on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

Vote against Advisory Votes on Executive Compensation (Say-on-Pay or “SOP”) if:

•	There is an unmitigated misalignment between CEO pay and company performance (pay for performance);

•	The company maintains significant problematic pay practices;

•	The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote against or withhold from the members of the compensation committee and potentially the full board if:

•

There is no SOP on the ballot, and an against vote on an SOP is warranted due to pay for performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;

•	The board fails to respond adequately to a previous SOP proposal that received less than 70 percent support of votes cast;

•	The company has recently practiced or approved problematic pay practices, such as option repricing or option backdating; or

•	The situation is egregious.

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Primary Evaluation Factors for Executive Pay

Pay-for-Performance Evaluation

Glenmede Policy annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the Russell 3000 or Russell 3000E Indices19, this analysis considers the following:

1.	Peer Group[20] Alignment:

•	The degree of alignment between the company’s annualized TSR rank and the CEO’s annualized total pay rank within a peer group, each measured over a three-year period.

•	The rankings of CEO total pay and company financial performance within a peer group, each measured over a three-year period.

•	The multiple of the CEO’s total pay relative to the peer group median in the most recent fiscal year.

2.

Absolute Alignment[21] – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of companies outside the Russell indices, misaligned pay and performance are otherwise suggested, our analysis may include any of the following qualitative factors, as relevant to evaluating how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:

•	The ratio of performance- to time-based incentive awards;

•	The overall ratio of performance-based compensation;

•	The rigor of performance goals;

•	The complexity and risks around pay program design;

•	The transparency and clarity of disclosure;

•	The company’s peer group benchmarking practices;

•	Financial/operational results, both absolute and relative to peers;

•	Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e.g., bi-annual awards);

•	Realizable pay[22] compared to grant pay; and

•	Any other factors deemed relevant.

Problematic Pay Practices

Problematic pay elements are generally evaluated case-by-case considering the context of a company’s overall pay program and demonstrated pay-for-performance philosophy. The focus is on executive compensation practices that contravene the global pay principles, including:

[19]	The Russell 3000E Index includes approximately 4,000 of the largest U.S. equity securities.
[20]

The revised peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for certain financial firms), GICS industry group, and company’s selected peers’ GICS industry group, with size constraints, via a process designed to select peers that are comparable to the subject company in terms of revenue/assets and industry, and also within a market cap bucket that is reflective of the company’s. For Oil, Gas & Consumable Fuels companies, market cap is the only size determinant.

[21]	Only Russell 3000 Index companies are subject to the Absolute Alignment analysis.
[22]	Glenmede Policy research reports include realizable pay for S&P1500 companies.

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•	Problematic practices related to non-performance-based compensation elements;

•	Incentives that may motivate excessive risk-taking or present a windfall risk; and

•	Pay decisions that circumvent pay-for-performance, such as options backdating or waiving performance requirements.

The list of examples below highlights certain problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

•	Repricing or replacing of underwater stock options/SARs without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);

•	Extraordinary perquisites or tax gross-ups;

•	New or materially amended agreements that provide for:

•	Excessive termination or CIC severance payments (generally exceeding 3 times base salary and average/target/most recent bonus);

•	CIC severance payments without involuntary job loss or substantial diminution of duties (“single” or “modified single” triggers) or in connection with a problematic Good Reason definition;

•	CIC excise tax gross-up entitlements (including “modified” gross-ups);

•	Multi-year guaranteed awards that are not at risk due to rigorous performance conditions;

•	Liberal CIC definition combined with any single-trigger CIC benefits;

•	Insufficient executive compensation disclosure by externally-managed issuers (EMIs) such that a reasonable assessment of pay programs and practices applicable to the EMI’s executives is not possible;

•	Severance payments made when the termination is not clearly disclosed as involuntary (for example, a termination without cause or resignation for good reason);

•	Any other provision or practice deemed to be egregious and present a significant risk to investors.

The above examples are not an exhaustive list. Please refer to ISS’ Compensation Policies FAQ document for additional detail on specific pay practices that have been identified as problematic and may lead to negative vote recommendations.

Options Backdating

The following factors should be examined case-by-case to allow for distinctions to be made between “sloppy” plan administration versus deliberate action or fraud:

•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

•	Duration of options backdating;

•	Size of restatement due to options backdating;

•	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and

•	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

Compensation Committee Communications and Responsiveness

Consider the following factors case-by-case when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:

•	Failure to respond to majority-supported shareholder proposals on executive pay topics; or

•	Failure to adequately respond to the company’s previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:

•	The company’s response, including:

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•

Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support (including the timing and frequency of engagements and whether independent directors participated);

•	Disclosure of the specific concerns voiced by dissenting shareholders that led to the say-on-pay opposition;

•	Disclosure of specific and meaningful actions taken to address shareholders’ concerns;

•	Other recent compensation actions taken by the company;

•	Whether the issues raised are recurring or isolated;

•	The company’s ownership structure; and

•	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Frequency of Advisory Vote on Executive Compensation (“Say When on Pay”)

Glenmede Policy Recommendation: Vote for annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies’ executive pay programs.

Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale

Glenmede Policy Recommendation: Vote case-by-case on say on Golden Parachute proposals, including consideration of existing change-in-control arrangements maintained with named executive officers rather than focusing primarily on new or extended arrangements.

Features that may result in an “against” recommendation include one or more of the following, depending on the number, magnitude, and/or timing of issue(s):

•	Single- or modified-single-trigger cash severance;

•	Single-trigger acceleration of unvested equity awards;

•	Full acceleration of equity awards granted shortly before the change in control;

•	Acceleration of performance awards above the target level of performance without compelling rationale;

•	Excessive cash severance (>3x base salary and bonus);

•	Excise tax gross-ups triggered and payable;

•	Excessive golden parachute payments (on an absolute basis or as a percentage of transaction equity value); or

•

Recent amendments that incorporate any problematic features (such as those above) or recent actions (such as extraordinary equity grants) that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders; or

•	The company’s assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.

Recent amendment(s) that incorporate problematic features will tend to carry more weight on the overall analysis. However, the presence of multiple legacy problematic features will also be closely scrutinized.

In cases where the golden parachute vote is incorporated into a company’s advisory vote on compensation (management say-on-pay), the say-on-pay proposal will be evaluated in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

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Equity-Based and Other Incentive Plans

Please refer to Glenmede’s U.S. Equity Compensation Plans FAQ document for additional details on the Equity Plan Scorecard policy.

Glenmede Policy Recommendation: Vote case-by-case on certain equity-based compensation plans[23] depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated using an “Equity Plan Scorecard” (EPSC) approach with three pillars:

•

Plan Cost: The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:

•	SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and

•	SVT based only on new shares requested plus shares remaining for future grants.

•	Plan Features:

•	Quality of disclosure around vesting upon a change in control (CIC);

•	Discretionary vesting authority;

•	Liberal share recycling on various award types;

•	Lack of minimum vesting period for grants made under the plan;

•	Dividends payable prior to award vesting.

•	Grant Practices:

•	The company’s three year burn rate relative to its industry/market cap peers;

•	Vesting requirements in CEO’S recent equity grants (3-year look-back);

•	The estimated duration of the plan (based on the sum of shares remaining available and the new shares requested, divided by the average annual shares granted in the prior three years);

•	The proportion of the CEO’s most recent equity grants/awards subject to performance conditions;

•	Whether the company maintains a sufficient claw-back policy;

•	Whether the company maintains sufficient post exercise/vesting share-holding requirements.

Generally vote against the plan proposal if the combination of above factors indicates that the plan is not, overall, in shareholders’ interests, or if any of the following egregious factors (“overriding factors”) apply:

•	Awards may vest in connection with a liberal change-of-control definition;

•

The plan would permit repricing or cash buyout of underwater options without shareholder approval (either by expressly permitting it – for NYSE and Nasdaq listed companies — or by not prohibiting it when the company has a history of repricing – for non-listed companies);

•	The plan is a vehicle for problematic pay practices or a significant pay-for-performance disconnect under certain circumstances;

•	The plan is excessively dilutive to shareholders’ holdings;

•	The plan contains an evergreen (automatic share replenishment) feature; or

•	Any other plan features are determined to have a significant negative impact on shareholder interests.

[23]

Proposals evaluated under the EPSC policy generally include those to approve or amend (1) stock option plans for employees and/or employees and directors, (2) restricted stock plans for employees and/or employees and directors, and (3) omnibus stock incentive plans for employees and/or employees and directors; amended plans will be further evaluated case-by-case.

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Further Information on certain EPSC Factors

Shareholder Value Transfer (SVT)

The cost of the equity plans is expressed as Shareholder Value Transfer (SVT), which is measured using a binomial option pricing model that assesses the amount of shareholders’ equity flowing out of the company to employees and directors. SVT is expressed as both a dollar amount and as a percentage of market value, and includes the new shares proposed, shares available under existing plans, and shares granted but unexercised (using two measures, in the case of plans subject to the Equity Plan Scorecard evaluation, as noted above). All award types are valued. For omnibus plans, unless limitations are placed on the most expensive types of awards (for example, full value awards), the assumption is made that all awards to be granted will be the most expensive types.

For proposals subject to Equity Plan Scorecard evaluation, Shareholder Value Transfer is reasonable if it falls below a company-specific benchmark. The benchmark is determined as follows: The top quartile performers in each industry group (using the Global Industry Classification Standard: GICS) are identified. Benchmark SVT levels for each industry are established based on these top performers’ historic SVT. Regression analyses are run on each industry group to identify the variables most strongly correlated to SVT. The benchmark industry SVT level is then adjusted upwards or downwards for the specific company by plugging the company-specific performance measures, size and cash compensation into the industry cap equations to arrive at the company’s benchmark.24

Three-Year Value-Adjusted Burn Rate

A “Value-Adjusted Burn Rate” is used for stock plan evaluations. Value-Adjusted Burn Rate benchmarks are calculated as the greater of: (1) an industry-specific threshold based on three-year burn rates within the company’s GICS group segmented by S&P 500, Russell 3000 index (less the S&P 500) and non-Russell 3000 index; and (2) a de minimis threshold established separately for each of the S&P 500, the Russell 3000 index less the S&P 500, and the non-Russell 3000 index. Year-over-year burn-rate benchmark changes will be limited to a predetermined range above or below the prior year’s burn-rate benchmark.

The Value-Adjusted Burn Rate will be calculated as follows:

Value-Adjusted Burn Rate = ((# of options * option’s dollar value using a BlackScholes model) + (# of full-value awards * stock price)) / (Weighted average common shares * stock price).

Egregious Factors

Liberal Change in Control Definition

Generally vote against equity plans if the plan has a liberal definition of change in control and the equity awards could vest upon such liberal definition of change-in-control, even though an actual change in control may not occur. Examples of such a definition include, but are not limited to, announcement or commencement of a tender offer, provisions for acceleration upon a “potential” takeover, shareholder approval of a merger or other transactions, or similar language.

[24]	For plans evaluated under the Equity Plan Scorecard policy, the company’s SVT benchmark is considered along with other factors.

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Repricing Provisions

Vote against plans that expressly permit the repricing or exchange of underwater stock options/stock appreciate rights (SARs) without prior shareholder approval. “Repricing” includes the ability to do any of the following:

•	Amend the terms of outstanding options or SARs to reduce the exercise price of such outstanding options or SARs;

•	Cancel outstanding options or SARs in exchange for options or SARs with an exercise price that is less than the exercise price of the original options or SARs;

•	Cancel underwater options in exchange for stock awards; or

•	Provide cash buyouts of underwater options.

While the above cover most types of repricing, Glenmede Policy may view other provisions as akin to repricing depending on the facts and circumstances.

Also, vote against or withhold from members of the Compensation Committee who approved repricing (as defined above or otherwise determined by Glenmede Policy) without prior shareholder approval, even if such repricings are allowed in their equity plan.

Vote against plans that do not expressly prohibit repricing or cash buyout of underwater options without shareholder approval if the company has a history of repricing/buyouts without shareholder approval, and the applicable listing standards would not preclude them from doing so.

Problematic Pay Practices or Significant Pay-for-Performance Disconnect

If the equity plan on the ballot is a vehicle for problematic pay practices, vote against the plan.

If a significant portion of the CEO’s misaligned pay is attributed to non-performance-based equity awards, and there is an equity plan on the ballot with the CEO as one of the participants, Glenmede Policy may recommend a vote against the equity plan. Considerations in voting against the equity plan may include, but are not limited to:

•	Magnitude of pay misalignment;

•	Contribution of non–performance-based equity grants to overall pay; and

•	The proportion of equity awards granted in the last three fiscal years concentrated at the named executive officer level.

Specific Treatment of Certain Award Types in Equity Plan Evaluations

Dividend Equivalent Rights

Options that have Dividend Equivalent Rights (DERs) associated with them will have a higher calculated award value than those without DERs under the binomial model, based on the value of these dividend streams. The higher value will be applied to new shares, shares available under existing plans, and shares awarded but not exercised per the plan specifications. DERS transfer more shareholder equity to employees and non-employee directors and this cost should be captured.

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Operating Partnership (OP) Units in Equity Plan Analysis of Real Estate Investment Trusts (REITs)

For Real Estate Investment Trusts (REITS), include the common shares issuable upon conversion of outstanding Operating Partnership (OP) units in the share count for the purposes of determining: (1) market capitalization in the Shareholder Value Transfer (SVT) analysis and (2) shares outstanding in the burn rate analysis.

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Other Compensation Plans

401(k) Employee Benefit Plans

Glenmede Policy Recommendation: Vote for proposals to implement a 401(k) savings plan for employees.

Employee Stock Ownership Plans (ESOPs)

Glenmede Policy Recommendation: Vote for proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares).

Employee Stock Purchase Plans—Qualified Plans

Glenmede Policy Recommendation: Vote case-by-case on qualified employee stock purchase plans. Vote for employee stock purchase plans where all of the following apply:

•	Purchase price is at least 85 percent of fair market value;

•	Offering period is 27 months or less; and

•	The number of shares allocated to the plan is 10 percent or less of the outstanding shares.

Vote against qualified employee stock purchase plans where any of the following apply:

•	Purchase price is less than 85 percent of fair market value; or

•	Offering period is greater than 27 months; or

•	The number of shares allocated to the plan is more than ten percent of the outstanding shares.

Employee Stock Purchase Plans—Non-Qualified Plans

Glenmede Policy Recommendation: Vote case-by-case on nonqualified employee stock purchase plans. Vote for nonqualified employee stock purchase plans with all the following features:

•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

•	No discount on the stock price on the date of purchase when there is a company matching contribution.

Vote against nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution or effective discount exceeds the above, Glenmede Policy may evaluate the SVT cost as part of the assessment.

Amending Cash and Equity Plans (including Approval for Tax Deductibility (162(m))

Glenmede Policy Recommendation: Vote case-by-case on amendments to cash and equity incentive plans.

Generally vote for proposals to amend executive cash, stock, or cash and stock incentive plans if the proposal:

•	Addresses administrative features only; or

•

Seeks approval for Section 162(m) purposes only, and the plan administering committee consists entirely of independent outsiders, per Glenmede Policy’s Classification of Directors. Note that if the company is presenting the plan to shareholders for the first time after the company’s initial public offering (IPO), or if the proposal is bundled with other material plan amendments, then the recommendation will be case-by-case (see below).

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Vote against such proposals to amend executive cash, stock, or cash and stock incentive plans if the proposal:

•	Seeks approval for Section 162(m) purposes only, and the plan administering committee does not consist entirely of independent outsiders, per Glenmede Policy’s Classification of Directors.

Vote case-by-case on all other proposals to amend cash incentive plans. This includes plans presented to shareholders for the first time after the company’s IPO and/or proposals that bundle material amendment(s) other than those for Section 162(m) purposes

Vote case-by-case on all other proposals to amend equity incentive plans, considering the following:

•

If the proposal requests additional shares and/or the amendments may potentially increase the transfer of shareholder value to employees, the recommendation will be based on the Equity Plan Scorecard evaluation as well as an analysis of the overall impact of the amendments.

•

If the plan is being presented to shareholders for the first time after the company’s IPO, whether or not additional shares are being requested, the recommendation will be based on the Equity Plan Scorecard evaluation as well as an analysis of the overall impact of any amendments.

•

If there is no request for additional shares and the amendments are not deemed to potentially increase the transfer of shareholder value to employees, then the recommendation will be based entirely on an analysis of the overall impact of the amendments, and the EPSC evaluation will be shown for informational purposes.

Option Exchange Programs/Repricing Options

Glenmede Policy Recommendation: Vote case-by-case on management proposals seeking approval to exchange/reprice options taking into consideration:

•	Historic trading patterns—the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•	Rationale for the re-pricing—was the stock price decline beyond management’s control?

•	Is this a value-for-value exchange?

•	Are surrendered stock options added back to the plan reserve?

•	Timing—repricing should occur at least one year out from any precipitous drop in company’s stock price;

•	Option vesting—does the new option vest immediately or is there a black-out period?

•	Term of the option—the term should remain the same as that of the replaced option;

•	Exercise price—should be set at fair market or a premium to market;

•	Participants—executive officers and directors must be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.

In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. and warrants additional scrutiny. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote for shareholder proposals to put option repricings to a shareholder vote.

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Stock Plans in Lieu of Cash

Glenmede Policy Recommendation: Vote case-by-case on plans that provide participants with the option of taking all or a portion of their cash compensation in the form of stock.

Vote for non-employee director-only equity plans that provide a dollar-for-dollar cash-for-stock exchange.

Vote case-by-case on plans which do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation, no adjustments will be made to carve out the in-lieu-of cash compensation.

Transfer Stock Option (TSO) Programs

Glenmede Policy Recommendation: One-time Transfers: Vote against or withhold from compensation committee members if they fail to submit one-time transfers to shareholders for approval.

Vote case-by-case on one-time transfers. Vote for if:

•	Executive officers and non-employee directors are excluded from participating;

•

Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models;

•	There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.

Additionally, management should provide a clear explanation of why options are being transferred to a third-party institution and whether the events leading up to a decline in stock price were beyond management’s control. A review of the company’s historic stock price volatility should indicate if the options are likely to be back “in-the-money” over the near term.

Ongoing TSO program: Vote against equity plan proposals if the details of ongoing TSO programs are not provided to shareholders. Since TSOs will be one of the award types under a stock plan, the ongoing TSO program, structure and mechanics must be disclosed to shareholders. The specific criteria to be considered in evaluating these proposals include, but not limited, to the following:

•	Eligibility;

•	Vesting;

•	Bid-price;

•	Term of options;

•	Cost of the program and impact of the TSOs on company’s total option expense

•	Option repricing policy.

Amendments to existing plans that allow for introduction of transferability of stock options should make clear that only options granted post-amendment shall be transferable.

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Director Compensation

Shareholder Ratification of Director Pay Programs

Glenmede Policy Recommendation: Vote case-by-case on management proposals seeking ratification of non-employee director compensation, based on the following factors:

•	If the equity plan under which non-employee director grants are made is on the ballot, whether or not it warrants support; and

•	An assessment of the following qualitative factors:

•	The relative magnitude of director compensation as compared to companies of a similar profile;

•	The presence of problematic pay practices relating to director compensation;

•	Director stock ownership guidelines and holding requirements;

•	Equity award vesting schedules;

•	The mix of cash and equity-based compensation;

•	Meaningful limits on director compensation;

•	The availability of retirement benefits or perquisites; and

•	The quality of disclosure surrounding director compensation.

Equity Plans for Non-Employee Directors

Glenmede Policy Recommendation: Vote case-by-case on compensation plans for non-employee directors, based on:

•

The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants;

•	The company’s three-year burn rate relative to its industry/market cap peers; and

•	The presence of any egregious plan features (such as an option repricing provision or liberal CIC vesting risk).

On occasion, director stock plans will exceed the plan cost or burn rate benchmarks when combined with employee or executive stock plans. In such cases, vote case-by-case on the plan taking into consideration the following qualitative factors:

•	The relative magnitude of director compensation as compared to companies of a similar profile;

•	The presence of problematic pay practices relating to director compensation;

•	Director stock ownership guidelines and holding requirements;

•	Equity award vesting schedules;

•	The mix of cash and equity-based compensation;

•	Meaningful limits on director compensation;

•	The availability of retirement benefits or perquisites; and

•	The quality of disclosure surrounding director compensation.

Non-Employee Director Retirement Plans

Glenmede Policy Recommendation: Vote against retirement plans for non-employee directors.

Vote for shareholder proposals to eliminate retirement plans for non-employee directors.

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Shareholder Proposals on Compensation

Adopt Anti-Hedging/Pledging/Speculative Investments Policy

Glenmede Policy Recommendation: Generally vote for proposals seeking a policy that prohibits named executive officers from engaging in derivative or speculative transactions involving company stock, including hedging, holding stock in a margin account, or pledging stock as collateral for a loan. However, the company’s existing policies regarding responsible use of company stock will be considered.

Bonus Banking/Bonus Banking “Plus”

Glenmede Policy Recommendation: Vote case-by-case on proposals seeking deferral of a portion of annual bonus pay, with ultimate payout linked to sustained results for the performance metrics on which the bonus was earned (whether for the named executive officers or a wider group of employees), taking into account the following factors:

•	The company’s past practices regarding equity and cash compensation;

•	Whether the company has a holding period or stock ownership requirements in place, such as a meaningful retention ratio (at least 50 percent for full tenure); and

•	Whether the company has a rigorous claw-back policy in place.

Compensation Consultants—Disclosure of Board or Company’s Utilization

Glenmede Policy Recommendation: Generally vote for shareholder proposals seeking disclosure regarding the company, board, or compensation committee’s use of compensation consultants, such as company name, business relationship(s), and fees paid.

Disclosure/Setting Levels or Types of Compensation for Executives and Directors

Glenmede Policy Recommendation: Generally vote for shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

Vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

Vote against shareholder proposals seeking to eliminate stock options or any other equity grants to employees or directors.

Vote against shareholder proposals requiring director fees be paid in stock only.

Generally vote against shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Vote case-by-case on all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.

Golden Coffins/Executive Death Benefits

Glenmede Policy Recommendation: Generally vote for proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals that the broad-based employee population is eligible.

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Hold Equity Past Retirement or for a Significant Period of Time

Glenmede Policy Recommendation: Vote case-by-case on shareholder proposals asking companies to adopt policies requiring senior executive officers to retain a portion of net shares acquired through compensation plans. The following factors will be taken into account:

•	The percentage/ratio of net shares required to be retained;

•	The time period required to retain the shares;

•	Whether the company has equity retention, holding period, and/or stock ownership requirements in place and the robustness of such requirements;

•	Whether the company has any other policies aimed at mitigating risk taking by executives;

•	Executives’ actual stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s existing requirements; and

Pay Disparity

Glenmede Policy Recommendation: Generally vote case-by-case on proposals calling for an analysis of the pay disparity between corporate executives and other non-executive employees.

Pay for Performance/Performance-Based Awards

Glenmede Policy Recommendation: Vote case-by-case on shareholder proposals requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based and requesting that the board adopt and disclose challenging performance metrics to shareholders, based on the following analytical steps:

•

First, vote for shareholder proposals advocating the use of performance-based equity awards, such as performance contingent options or restricted stock, indexed options or premium-priced options, unless the proposal is overly restrictive or if the company has demonstrated that it is using a “substantial” portion of performance-based awards for its top executives. Standard stock options and performance-accelerated awards do not meet the criteria to be considered as performance-based awards. Further, premium-priced options should have a meaningful premium to be considered performance-based awards.

•

Second, assess the rigor of the company’s performance-based equity program. If the bar set for the performance-based program is too low based on the company’s historical or peer group comparison, generally vote for the proposal. Furthermore, if target performance results in an above target payout, vote for the shareholder proposal due to program’s poor design. If the company does not disclose the performance metric of the performance-based equity program, vote for the shareholder proposal regardless of the outcome of the first step to the test.

In general, vote for the shareholder proposal if the company does not meet both of the above two steps.

Pay for Superior Performance

Glenmede Policy Recommendation: Vote case-by-case on shareholder proposals that request the board establish a pay-for-superior performance standard in the company’s executive compensation plan for senior executives. These proposals generally include the following principles:

•	Set compensation targets for the plan’s annual and long-term incentive pay components at or below the peer group median;

•	Deliver a majority of the plan’s target long-term compensation through performance-vested, not simply time-vested, equity awards;

•

Provide the strategic rationale and relative weightings of the financial and non-financial performance metrics or criteria used in the annual and performance-vested long-term incentive components of the plan;

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•	Establish performance targets for each plan financial metric relative to the performance of the company’s peer companies;

•

Limit payment under the annual and performance-vested long-term incentive components of the plan to when the company’s performance on its selected financial performance metrics exceeds peer group median performance.

Consider the following factors in evaluating this proposal:

•	What aspects of the company’s annual and long-term equity incentive programs are performance driven?

•

If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?

•	Can shareholders assess the correlation between pay and performance based on the current disclosure?

•	What type of industry and stage of business cycle does the company belong to?
Pre-Arranged Trading Plans (10b5-1 Plans)

Glenmede Policy Recommendation: Generally vote for shareholder proposals calling for certain principles regarding the use of prearranged trading plans (10b5-1 plans) for executives. These principles include:

•	Adoption, amendment, or termination of a 10b5-1 Plan must be disclosed within two business days in a Form 8-K;

•	Amendment or early termination of a 10b5-1 Plan is allowed only under extraordinary circumstances, as determined by the board;

•	Ninety days must elapse between adoption or amendment of a 10b5-1 Plan and initial trading under the plan;

•	Reports on Form 4 must identify transactions made pursuant to a 10b5-1 Plan;

•	An executive may not trade in company stock outside the 10b5-1 Plan.

•	Trades under a 10b5-1 Plan must be handled by a broker who does not handle other securities transactions for the executive.

Prohibit Outside CEOs from Serving on Compensation Committees

Glenmede Policy Recommendation: Generally vote against proposals seeking a policy to prohibit any outside CEO from serving on a company’s compensation committee, unless the company has demonstrated problematic pay practices that raise concerns about the performance and composition of the committee.

Recoupment of Incentive or Stock Compensation in Specified Circumstances

Glenmede Policy Recommendation: Vote case-by-case on proposals to recoup incentive cash or stock compensation made to senior executives if it is later determined that the figures upon which incentive compensation is earned turn out to have been in error, or if the senior executive has breached company policy or has engaged in misconduct that may be significantly detrimental to the company’s financial position or reputation, or if the senior executive failed to manage or monitor risks that subsequently led to significant financial or reputational harm to the company. Many companies have adopted policies that permit recoupment in cases where an executive’s fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation. However, such policies may be narrow given that not all misconduct or negligence may result in significant financial restatements. Misconduct, negligence or lack of sufficient oversight by senior executives may lead to significant financial loss or reputational damage that may have long-lasting impact.

In considering whether to support such shareholder proposals, the following factors will be taken into consideration:

•	If the company has adopted a formal recoupment policy;

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•	The rigor of the recoupment policy focusing on how and under what circumstances the company may recoup incentive or stock compensation;

•	Whether the company has chronic restatement history or material financial problems;

•	Whether the company’s policy substantially addresses the concerns raised by the proponent;

•	Disclosure of recoupment of incentive or stock compensation from senior executives or lack thereof; or

•	Any other relevant factors.

Severance Agreements for Executives/Golden Parachutes

Glenmede Policy Recommendation: Vote for shareholder proposals requiring that golden parachutes or executive severance agreements be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

Vote case-by-case on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:

•	The triggering mechanism should be beyond the control of management;

•	The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs);

•

Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.

Share Buyback Proposals

Glenmede Policy Recommendation: Generally vote against shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote for the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.

Vote case-by-case on proposals requesting the company exclude the impact of share buybacks from the calculation of incentive program metrics, considering the following factors:

•	The frequency and timing of the company’s share buybacks;

•	The use of per-share metrics in incentive plans;

•	The effect of recent buybacks on incentive metric results and payouts; and

•	Whether there is any indication of metric result manipulation.

Supplemental Executive Retirement Plans (SERPs)

Glenmede Policy Recommendation: Generally vote for shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

Generally vote for shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary or those pay elements covered for the general employee population.

Tax Gross-Up Proposals

Glenmede Policy Recommendation: Generally vote for proposals calling for companies to adopt a policy of not providing tax gross-up payments to executives, except in situations where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.

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Termination of Employment Prior to Severance Payment/Eliminating Accelerated Vesting of Unvested Equity

Glenmede Policy Recommendation: Vote case-by-case on shareholder proposals seeking a policy requiring termination of employment prior to severance payment and/or eliminating accelerated vesting of unvested equity.

The following factors will be considered:

•

The company’s current treatment of equity in change-of-control situations (i.e. is it double triggered, does it allow for the assumption of equity by acquiring company, the treatment of performance shares, etc.);

•	Current employment agreements, including potential poor pay practices such as gross-ups embedded in those agreements.

Generally vote for proposals seeking a policy that prohibits acceleration of the vesting of equity awards to senior executives in the event of a change in control (except for pro rata vesting considering the time elapsed and attainment of any related performance goals between the award date and the change in control).

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6.	Social and Environmental Issues

Global Approach

Socially responsible shareholder resolutions receive a great deal more attention from institutional shareholders today than in the past. While focusing on value enhancement through risk mitigation and exposure to new sustainability-related opportunities, these resolutions also seek standardized reporting on ESG issues, request information regarding an issuer’s adoption of, or adherence to, relevant norms, standards, codes of conduct or universally recognized international initiatives to promote disclosure and transparency. Glenmede Policy generally supports standards-based ESG shareholder proposals that enhance long-term shareholder and stakeholder value while aligning the interests of the company with those of society at large. In particular, the policy will focus on resolutions seeking greater transparency and/or adherence to internationally recognized standards and principles.

Glenmede Policy Recommendation: In determining our vote recommendation on standardized ESG reporting shareholder proposals, we also analyze the following factors:

•	Whether the proposal itself is well framed and reasonable;

•	Whether adoption of the proposal would have either a positive or negative impact on the company’s short-term or long-term share value;

•	The percentage of sales, assets and earnings affected;

•	Whether the company has already responded in some appropriate manner to the request embodied in a proposal;

•	Whether the company’s analysis and voting recommendation to shareholders is persuasive;

•	Whether there are significant controversies, fines, penalties, or litigation associated with the company’s environmental or social practices;

•	What other companies have done in response to the issue addressed in the proposal;

•	Whether implementation of the proposal would achieve the objectives sought in the proposal; and

•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing.

Animal Welfare

Animal Welfare Policies

Glenmede Policy Recommendation: Generally vote for proposals seeking a report on a company’s animal welfare standards, or animal welfare-related risks, unless:

•	The company has already published a set of animal welfare standards and monitors compliance;

•	The company’s standards are comparable to industry peers; and

•	There are no recent significant fines, litigation, or controversies related to the company’s and/or its suppliers’ treatment of animals.

Animal Testing

Glenmede Policy Recommendation: Generally vote against proposals to phase out the use of animals in product testing, unless:

•	The company is conducting animal testing programs that are unnecessary or not required by regulation;

•	The company is conducting animal testing when suitable alternatives are commonly accepted and used by industry peers; or

•	There are recent, significant fines or litigation related to the company’s treatment of animals.

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Animal Slaughter

Glenmede Policy Recommendation: Generally vote against proposals requesting the implementation of Controlled Atmosphere Killing (CAK) methods at company and/or supplier operations unless such methods are required by legislation or generally accepted as the industry standard.

Vote case-by-case on proposals requesting a report on the feasibility of implementing CAK methods at company and/or supplier operations considering the availability of existing research conducted by the company or industry groups on this topic and any fines or litigation related to current animal processing procedures at the company.

Consumer Issues

Genetically Modified Ingredients

Glenmede Policy Recommendation: Generally vote against proposals requesting that a company voluntarily label genetically engineered (GE) ingredients in its products. The labeling of products with GE ingredients is best left to the appropriate regulatory authorities.

Vote case-by-case on proposals asking for a report on the feasibility of labeling products containing GE ingredients, taking into account:

•	The potential impact of such labeling on the company’s business;

•	The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and

•	Company’s current disclosure on the feasibility of GE product labeling.

Generally vote FOR proposals seeking a report on the social, health, and environmental effects of genetically modified organism (GMOs).

Generally vote against proposals to eliminate GE ingredients from the company’s products, or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such decisions are more appropriately made by management with consideration of current regulations.

Reports on Potentially Controversial Business/Financial Practices

Glenmede Policy Recommendation: Vote case-by-case on requests for reports on a company’s potentially controversial business or financial practices or products, taking into account:

•	Whether the company has adequately disclosed mechanisms in place to prevent abuses;

•	Whether the company has adequately disclosed the financial risks of the products/practices in question;

•	Whether the company has been subject to violations of related laws or serious controversies; and

•	Peer companies’ policies/practices in this area.

Consumer Lending

Glenmede Policy Recommendation: Vote case-by-case on requests for reports on the company’s lending guidelines and procedures taking into account:

•	Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices;

•	Whether the company has adequately disclosed the financial risks of the lending products in question;

•	Whether the company has been subject to violations of lending laws or serious lending controversies; and

•	Peer companies’ policies to prevent abusive lending practices.

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Pharmaceutical Pricing, Access to Medicines, Product Reimportation and Health Pandemics

Glenmede Policy Recommendation: Generally vote against proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing practices.

Vote case-by-case on proposals requesting that a company report on its product pricing or access to medicine policies, considering:

•	The potential for reputational, market, and regulatory risk exposure;

•	Existing disclosure of relevant policies;

•	Deviation from established industry norms;

•	Relevant company initiatives to provide research and/or products to disadvantaged consumers;

•	Whether the proposal focuses on specific products or geographic regions;

•	The potential burden and scope of the requested report; and

•	Recent significant controversies, litigation, or fines at the company.

Generally vote for proposals requesting that a company report on the financial and legal impact of its prescription drug reimportation policies unless such information is already publicly disclosed.

Generally vote against proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.

Health Pandemics

Glenmede Policy Recommendation: Vote case-by-case on requests for reports outlining the impact of health pandemics (such as HIV/AIDS, malaria, tuberculosis, and avian flu) on the company’s operations and how the company is responding to the situation, taking into account:

•	The scope of the company’s operations in the affected/relevant area(s);

•	The company’s existing healthcare policies, including benefits and healthcare access; and

•	Company donations to relevant healthcare providers.

Vote against proposals asking companies to establish, implement, and report on a standard of response to health pandemics (such as HIV/AIDS, malaria, tuberculosis, and avian flu), unless the company has significant operations in the affected markets and has failed to adopt policies and/or procedures to address these issues comparable to those of industry peers.

Product Safety and Toxic/Hazardous Materials

Glenmede Policy Recommendation: Generally vote for proposals requesting that a company report on its policies, initiatives/procedures, and oversight mechanisms related to toxic/hazardous materials or product safety in its supply chain.

Generally vote for resolutions requesting that companies develop a feasibility assessment to phase-out of certain toxic/hazardous materials, or evaluate and disclose the potential financial and legal risks associated with utilizing certain materials.

Generally vote against resolutions requiring that a company reformulate its products.

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Tobacco-Related Proposals

Glenmede Policy Recommendation: Vote case-by-case on resolutions regarding the advertisement of tobacco products, considering:

•	Recent related fines, controversies, or significant litigation;

•	Whether the company complies with relevant laws and regulations on the marketing of tobacco;

•	Whether the company’s advertising restrictions deviate from those of industry peers;

•	Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth; and

•	Whether restrictions on marketing to youth extend to foreign countries.

Vote case-by-case on proposals regarding second-hand smoke, considering;

•	Whether the company complies with all laws and regulations;

•	The degree that voluntary restrictions beyond those mandated by law might hurt the company’s competitiveness; and

•	The risk of any health-related liabilities.

Generally vote against resolutions to cease production of tobacco-related products, to avoid selling products to tobacco companies, to spin-off tobacco-related businesses, or prohibit investment in tobacco equities. Such business decisions are better left to company management or portfolio managers.

Generally vote against proposals regarding tobacco product warnings. Such decisions are better left to public health authorities.

Climate Change

Climate Change/Greenhouse Gas (GHG) Emissions

Climate change has emerged as the most significant environmental threat to the planet to date. Scientists agree that gases released by chemical reactions including the burning of fossil fuels contribute to a “greenhouse effect” that traps the planet’s heat. Environmentalists claim that the greenhouse gases produced by the industrial age have caused recent weather crises such as heat waves, rainstorms, melting glaciers, rising sea levels and receding coastlines. With notable exceptions, business leaders have described the rise and fall of global temperatures as naturally occurring phenomena and depicted corporate impact on climate change as minimal. Shareholder proposals asking a company to issue a report to shareholders, “at reasonable cost and omitting proprietary information,” on greenhouse gas emissions ask that the report include descriptions of efforts within companies to reduce emissions, their financial exposure and potential liability from operations that contribute to global warming, their direct or indirect efforts to promote the view that global warming is not a threat and their goals in reducing these emissions from their operations. Proponents argue that there is scientific proof that the burning of fossil fuels causes global warming, that future legislation may make companies financially liable for their contributions to global warming, and that a report on the company’s role in global warming can be assembled at reasonable cost.

Glenmede Policy Recommendation:

•

Vote for shareholder proposals seeking information on the financial, physical, or regulatory risks it faces related to climate change- on its operations and investments, or on how the company identifies, measures, and manage such risks.

•	Vote for shareholder proposals calling for the reduction of GHG emissions.

•

Vote for shareholder proposals seeking reports on responses to regulatory and public pressures surrounding climate change, and for disclosure of research that aided in setting company policies around climate change.

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•	Vote for shareholder proposals requesting a report/disclosure of goals on GHG emissions from company operations and/or products.

Say on Climate (SoC) Management Proposals

Glenmede Policy Recommendation: Vote case-by-case on management proposals that request shareholders to approve the company’s climate transition action plan[25], taking into account the completeness and rigor of the plan. Information that will be considered where available includes the following:

•	The extent to which the company’s climate related disclosures are in line with TCFD recommendations and meet other market standards;

•	Disclosure of its operational and supply chain GHG emissions (Scopes 1, 2, and 3);

•	The completeness and rigor of company’s short-, medium-, and long-term targets for reducing operational and supply chain GHG emissions (Scopes 1, 2, and 3 if relevant);

•	Whether the company has sought and approved third-party approval that its targets are science-based;

•	Whether the company has made a commitment to be “net zero” for operational and supply chain emissions (Scopes 1, 2, and 3) by 2050;

•	Whether the company discloses a commitment to report on the implementation of its plan in subsequent years;

•	Whether the company’s climate data has received third-party assurance;

•	Disclosure of how the company’s lobbying activities and its capital expenditures align with company strategy;

•	Whether there are specific industry decarbonization challenges; and

•	The company’s related commitment, disclosure, and performance compared to its industry peers.

Say on Climate (SoC) Shareholder Proposals

Glenmede Policy Recommendation: Vote case-by-case on shareholder proposals that request the company to disclose a report providing its GHG emissions levels and reduction targets and/or its upcoming/approved climate transition action plan and provide shareholders the opportunity to express approval or disapproval of its GHG emissions reduction plan, taking into account information such as the following:

•	The completeness and rigor of the company’s climate-related disclosure;

•	The company’s actual GHG emissions performance;

•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to its GHG emissions; and

•	Whether the proposal’s request is unduly burdensome (scope or timeframe) or overly prescriptive.

Energy Efficiency

Glenmede Policy Recommendation: Generally vote for proposals requesting that a company report on its energy efficiency policies.

Renewable Energy

Glenmede Policy Recommendation: Generally vote for requests for reports on the feasibility of developing renewable energy resources.

Generally vote for proposals requesting that the company invest in renewable energy resources.

[25]	Variations of this request also include climate transition related ambitions, or commitment to reporting on the implementation of a climate plan.

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Diversity

Board Diversity

Glenmede Policy Recommendation: Generally vote for requests for reports on a company’s efforts to diversify the board, unless:

•	The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; and

•	The board already reports on its nominating procedures and gender and racial minority initiatives on the board and within the company.

Generally vote for shareholder proposals that ask the company to take reasonable steps to increase the levels of underrepresented gender identities and racial minorities on the board.

Equality of Opportunity

Glenmede Policy Recommendation: Generally vote for proposals requesting a company disclose its diversity policies or initiatives, or proposals requesting disclosure of a company’s comprehensive workforce diversity data, including requests for EEO-1 data.

Generally vote for proposals seeking information on the diversity efforts of suppliers and service providers.

Gender Identity, Sexual Orientation, and Domestic Partner Benefits

Glenmede Policy Recommendation: Generally vote for proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would be unduly burdensome.

Generally vote for proposals to extend company benefits to domestic partners.

Gender, Race/Ethnicity Pay Gap

Glenmede Policy Recommendation: Vote case-by-case on requests for reports on a company’s pay data by gender or race/ethnicity or a report on a company’s policies and goals to reduce any gender or race/ethnicity pay gaps, taking into account:

•	The company’s current policies and disclosure related to both its diversity and inclusion policies and practices and its compensation philosophy and fair and equitable compensation practices;

•	Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to gender, race, or ethnicity pay gap issues;

•	The company’s disclosure regarding gender, race, or ethnicity pay gap policies or initiatives compared to its industry peers; and

•	Local laws regarding categorization of race and/or ethnicity and definitions of ethnic and/or racial minorities.

Racial Equity and/or Civil Rights Audits

Glenmede Policy Recommendation: Generally vote for proposals requesting that a company conduct an independent racial equity and/or civil rights audit, considering company disclosures, policies, actions, and engagements.

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Environment and Sustainability

Facility and Workplace Safety

Glenmede Policy Recommendation: Vote case-by-case on resolutions requesting that a company report on safety and/or security risks associated with its operations and/or facilities, considering:

•	The company’s compliance with applicable regulations and guidelines;

•	The company’s current level of disclosure regarding its security and safety policies, procedures, and compliance monitoring; and

•	The existence of recent, significant violations, fines, or controversy regarding the safety and security of the company’s operations and/or facilities.

Hydraulic Fracturing

Glenmede Policy Recommendation: Generally vote for proposals requesting greater disclosure of a company’s (natural gas) hydraulic fracturing operations, including measures the company has taken to manage and mitigate the potential community and environmental impacts of those operations.

Operations in Protected Areas

Glenmede Policy Recommendation: Generally vote for requests for reports on potential environmental damage as a result of company operations in protected regions, unless:

•	Operations in the specified regions are not permitted by current laws or regulations;

•	The company does not currently have operations or plans to develop operations in these protected regions; or

•	The company’s disclosure of its operations and environmental policies in these regions is comparable to industry peers.

Recycling

Glenmede Policy Recommendation: Vote FOR proposals to adopt a comprehensive recycling strategy, taking into account:

•	The nature of the company’s business;

•	The current level of disclosure of the company’s existing related programs;

•	The timetable and methods of program implementation prescribed by the proposal;

•	The company’s ability to address the issues raised in the proposal; and

•	How the company’s recycling programs compare to similar programs of its industry peers.

Sustainability Reporting

The concept of sustainability is commonly understood as meeting the needs of the present generation without compromising the ability of future generations to meet their own needs. Indeed, the term sustainability is complex and poses significant challenges for companies on many levels. Many in the investment community have termed this broader responsibility the “triple bottom line,” referring to the triad of performance goals related to economic prosperity, social responsibility and environmental quality. In essence, the concept requires companies to balance the needs and interests of their various stakeholders while operating in a manner that sustains business growth for the long-term, supports local communities and protects the environment and natural capital for future generations.

Shareholders may request general environmental reports or reports on a specific location/operation, often requesting that the company detail the environmental risks and potential liabilities of a specific project. Companies have begun to report on environmental and sustainability issues using the Global Reporting Initiative (GRI) standards. The GRI was established in 1997 with the mission of developing globally applicable guidelines for reporting on economic, environmental, and social performance. The GRI was developed by the Coalition for

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Environmentally Responsible Economies (CERES) in partnership with the United Nations Environment Programme (UNEP).

Glenmede Policy Recommendation:

•	Vote for shareholder proposals seeking greater disclosure on the company’s environmental and social practices, and/or associated risks and liabilities.

•	Vote for shareholder proposals asking companies to report in accordance with the Global Reporting Initiative (GRI).

•	Vote for shareholder proposals to prepare a sustainability report.

Water Issues

Glenmede Policy Recommendation: Generally vote for on proposals requesting a company to report on, or to adopt a new policy on, water-related risks and concerns, taking into account:

•	The company’s current disclosure of relevant policies, initiatives, oversight mechanisms, and water usage metrics;

•	Whether or not the company’s existing water-related policies and practices are consistent with relevant internationally recognized standards and national/local regulations;

•	The potential financial impact or risk to the company associated with water-related concerns or issues; and

•	Recent, significant company controversies, fines, or litigation regarding water use by the company and its suppliers.

Equator Principles

The Equator Principles are the financial industry’s benchmark for determining, assessing and managing social and environmental risk in project financing. First launched in June 2003, the Principles were ultimately adopted by over forty financial institutions over a three-year implementation period. Since its adoption, the Principles have undergone a number of revisions, expanding the use of performance standards and signatory banks’ banks’ commitments to social responsibility, including human rights, climate change, and transparency. The fourth iteration of the Principles was launched in November 2019, incorporating amendments and new commitment to human rights, climate change, Indigenous Peoples and biodiversity related topics. Financial institutions adopt these principles to ensure that the projects they finance are developed in a socially responsible manner and reflect sound environmental management practices. As of 2019, 101 financial institutions have officially adopted the Equator Principles.

Glenmede Policy Recommendation: Vote for shareholder proposals to study or implement the Equator Principles.

General Corporate Issues

Charitable Contributions

Glenmede Policy Recommendation: Vote against proposals restricting a company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which, and if, contributions are in the best interests of the company.

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Data Security, Privacy, and Internet Issues

Glenmede Policy Recommendation: Vote case-by-case on proposals requesting the disclosure or implementation of data security, privacy, or information access and management policies and procedures, considering:

•	The level of disclosure of company policies and procedures relating to data security, privacy, freedom of speech, information access and management, and Internet censorship;

•	Engagement in dialogue with governments or relevant groups with respect to data security, privacy, or the free flow of information on the Internet;

•	The scope of business involvement and of investment in countries whose governments censor or monitor the Internet and other telecommunications;

•	Applicable market-specific laws or regulations that may be imposed on the company; and

•	Controversies, fines, or litigation related to data security, privacy, freedom of speech, or Internet censorship.

Environmental, Social, and Governance (ESG) Compensation-Related Proposals

Glenmede Policy Recommendation: Generally vote for proposals to link, or report on linking, executive compensation to environmental and social criteria (such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, or predatory lending).

Human Rights, Labor Issues, and International Operations

Investors, international human rights groups, and labor advocacy groups have long been making attempts to safeguard worker rights in the international marketplace. In instances where companies themselves operate factories in developing countries for example, these advocates have asked that the companies adopt global corporate human rights standards that guarantee sustainable wages and safe working conditions for their workers abroad. Companies that contract out portions of their manufacturing operations to foreign companies have been asked to ensure that the products they receive from those contractors have not been made using forced labor, child labor, or sweatshop labor. These companies are asked to adopt formal vendor standards that, among other things, include monitoring or auditing mechanism. Globalization, relocation of production overseas, and widespread use of subcontractors and vendors, often make it difficult to obtain a complete picture of a company’s labor practices in global markets. Many Investors believe that companies would benefit from adopting a human rights policy based on the Universal Declaration of Human Rights and the International Labor Organization’s Core Labor Standards. Efforts that seek greater disclosure on a company’s labor practices and that seek to establish minimum standards for a company’s operations will be supported. In addition, requests for independent monitoring of overseas operations will be supported.

The Glenmede Policy generally supports proposals that call for the adoption and/or enforcement of principles or codes relating to countries in which there are systematic violations of human rights; such as the use of slave, child, or prison labor; a government that is illegitimate; or there is a call by human rights advocates, pro-democracy organizations, or legitimately-elected representatives for economic sanctions. The use of child, sweatshop, or forced labor is unethical and can damage corporate reputations. Poor labor practices can lead to litigation against the company, which can be costly and time consuming.

Human Rights Proposals

Glenmede Policy Recommendation:

•	Generally vote for proposals requesting a report on company or company supplier labor and/or human rights standards and policies.

•	Vote for shareholder proposals to implement human rights standards and workplace codes of conduct.

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•	Vote for shareholder proposals calling for the implementation and reporting on ILO codes of conduct, SA 8000 Standards, or the Global Sullivan Principles.

•	Vote for shareholder proposals that call for the adoption and/or enforcement of principles or codes relating to countries in which there are systematic violations of human rights.

•

Vote for shareholder proposals that call for independent monitoring programs in conjunction with local and respected religious and human rights groups to monitor supplier and licensee compliance with codes.

•

Vote for shareholder proposals that seek publication of a “Code of Conduct” to the company’s foreign suppliers and licensees, requiring they satisfy all applicable standards and laws protecting employees’ wages, benefits, working conditions, freedom of association, and other rights.

•

Vote for shareholder proposals seeking reports on, or the adoption of, vendor standards including: reporting on incentives to encourage suppliers to raise standards rather than terminate contracts and providing public disclosure of contract supplier reviews on a regular basis.

•

Vote for shareholder proposals to adopt labor standards for foreign and domestic suppliers to ensure that the company will not do business with foreign suppliers that manufacture products for sale using forced labor, child labor, or that fail to comply with applicable laws protecting employee’s wages and working conditions.

•	Vote for proposals requesting that a company conduct an assessment of the human rights risks in its operations or in its supply chain, or report on its human rights risk assessment process.

Mandatory Arbitration

Glenmede Policy Recommendation: Vote case-by-case on requests for a report on a company’s use of mandatory arbitration on employment-related claims, taking into account:

•	The company’s current policies and practices related to the use of mandatory arbitration agreements on workplace claims;

•	Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to the use of mandatory arbitration agreements on workplace claims; and

•	The company’s disclosure of its policies and practices related to the use of mandatory arbitration agreements compared to its peers.

MacBride Principles

These resolutions have called for the adoption of the MacBride Principles for operations located in Northern Ireland. They request companies operating abroad to support the equal employment opportunity policies that apply in facilities they operate domestically. The principles were established to address the sectarian hiring problems between Protestants and Catholics in Northern Ireland. It is well documented that Northern Ireland’s Catholic community faced much higher unemployment figures than the Protestant community. In response to this problem, the U.K. government instituted the New Fair Employment Act of 1989 (and subsequent amendments) to address the sectarian hiring problems.

Many companies believe that the Act adequately addresses the problems and that further action, including adoption of the MacBride Principles, only duplicates the efforts already underway. In evaluating a proposal to adopt the MacBride Principles, shareholders must decide whether the principles will cause companies to divest, and therefore worsen the unemployment problem, or whether the principles will promote equal hiring practices. Proponents believe that the Fair Employment Act does not sufficiently address the sectarian hiring problems. They argue that the MacBride Principles serve to stabilize the situation and promote further investment.

Glenmede Policy Recommendation: Support the MacBride Principles for operations in Northern Ireland that request companies to abide by equal employment opportunity policies.

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Community Social and Environmental Impact Assessments

Glenmede Policy Recommendation: Generally vote for requests for reports outlining policies and/or the potential (community) social and/or environmental impact of company operations considering:

•	Current disclosure of applicable policies and risk assessment report(s) and risk management procedures;

•

The impact of regulatory non-compliance, litigation, remediation, or reputational loss that may be associated with failure to manage the company’s operations in question, including the management of relevant community and stakeholder relations;

•	The nature, purpose, and scope of the company’s operations in the specific region(s);

•	The degree to which company policies and procedures are consistent with industry norms; and

•	Scope of the resolution.

Operations in High Risk Markets

Glenmede Policy Recommendation: Vote case-by-case on requests for a report on a company’s potential financial and reputational risks associated with operations in “high-risk” markets, such as a terrorism-sponsoring state or politically/socially unstable region, taking into account:

•	The nature, purpose, and scope of the operations and business involved that could be affected by social or political disruption;

•	Current disclosure of applicable risk assessment(s) and risk management procedures;

•	Compliance with U.S. sanctions and laws;

•	Consideration of other international policies, standards, and laws; and

•	Whether the company has been recently involved in recent, significant controversies, fines or litigation related to its operations in “high-risk” markets.

Outsourcing/Offshoring

Glenmede Policy Recommendation: Vote case-by-case on proposals calling for companies to report on the risks associated with outsourcing/plant closures, considering:

•	Controversies surrounding operations in the relevant market(s);

•	The value of the requested report to shareholders;

•	The company’s current level of disclosure of relevant information on outsourcing and plant closure procedures; and

•	The company’s existing human rights standards relative to industry peers.

Sexual Harassment

Glenmede Policy Recommendation: Vote case-by-case on requests for a report on company actions taken to strengthen policies and oversight to prevent workplace sexual harassment, or a report on risks posed by a company’s failure to prevent workplace sexual harassment, taking into account:

•	The company’s current policies, practices, oversight mechanisms related to preventing workplace sexual harassment;

•	Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to workplace sexual harassment issues; and

•	The company’s disclosure regarding workplace sexual harassment policies or initiatives compared to its industry peers.

Weapons and Military Sales

Glenmede Policy Recommendation: Vote against reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

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Generally vote against proposals asking a company to cease production or report on the risks associated with the use of depleted uranium munitions or nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Such contracts are monitored by government agencies, serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company’s business.

Political Activities

Lobbying

Glenmede Policy Recommendation: Vote case-by-case on proposals requesting information on a company’s lobbying (including direct, indirect, and grassroots lobbying) activities, policies, or procedures, considering:

•	The company’s current disclosure of relevant lobbying policies, and management and board oversight;

•	The company’s disclosure regarding trade associations or other groups that it supports, or is a member of, that engage in lobbying activities; and

•	Recent significant controversies, fines, or litigation regarding the company’s lobbying-related activities.

Political Contributions

Glenmede Policy Recommendation: Generally vote for proposals requesting greater disclosure of a company’s political contributions and trade association spending policies and activities, considering:

•	The company’s policies, and management and board oversight related to its direct political contributions and payments to trade associations or other groups that may be used for political purposes;

•	The company’s disclosure regarding its support of, and participation in, trade associations or other groups that may make political contributions; and

•	Recent significant controversies, fines, or litigation related to the company’s political contributions or political activities.

Vote against proposals barring a company from making political contributions. Businesses are affected by legislation at the federal, state, and local level; barring political contributions can put the company at a competitive disadvantage.

Vote against proposals to publish in newspapers and other media a company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Political Expenditures and Lobbying Congruency

Glenmede Policy Recommendation: Generally vote for proposals requesting greater disclosure of a company’s alignment of political contributions, lobbying, and electioneering spending with a company’s publicly stated values and policies, unless the terms of the proposal are unduly restrictive. Additionally, Glenmede Policy will consider whether:

•

The company’s policies, management, board oversight, governance processes, and level of disclosure related to direct political contributions, lobbying activities, and payments to trade associations, political action committees, or other groups that may be used for political purposes;

•

The company’s disclosure regarding: the reasons for its support of candidates for public offices; the reasons for support of and participation in trade associations or other groups that may make political contributions; and other political activities;

•	Any incongruencies identified between a company’s direct and indirect political expenditures and its publicly stated values and priorities;

•	Recent significant controversies related to the company’s direct and indirect lobbying, political contributions, or political activities.

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Political Ties

Glenmede Policy Recommendation: Generally vote against proposals asking a company to affirm political nonpartisanship in the workplace, so long as:

•	There are no recent, significant controversies, fines, or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibit coercion.

Vote against proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

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7.	Mutual Fund Proxies

Election of Directors

Glenmede Policy Recommendation: Vote case-by-case on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

Closed End Funds- Unilateral Opt-In to Control Share Acquisition Statutes

Glenmede Policy Recommendation: For closed-end management investment companies (CEFs), vote against or withhold from nominating/governance committee members (or other directors on a case-by-case basis) at CEFs that have not provided a compelling rationale for opting-in to a Control Share Acquisition statute, nor submitted a by-law amendment to a shareholder vote.

Converting Closed-end Fund to Open-end Fund

Glenmede Policy Recommendation: Vote case-by-case on conversion proposals, considering the following factors:

•	Past performance as a closed-end fund;

•	Market in which the fund invests;

•	Measures taken by the board to address the discount; and

•	Past shareholder activism, board activity, and votes on related proposals.

Proxy Contests

Glenmede Policy Recommendation: Vote case-by-case on proxy contests, considering the following factors:

•	Past performance relative to its peers;

•	Market in which fund invests;

•	Measures taken by the board to address the issues;

•	Past shareholder activism, board activity, and votes on related proposals;

•	Strategy of the incumbents versus the dissidents;

•	Independence of directors;

•	Experience and skills of director candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment.

Investment Advisory Agreements

Glenmede Policy Recommendation: Vote case-by-case on investment advisory agreements, considering the following factors:

•	Proposed and current fee schedules;

•	Fund category/investment objective;

•	Performance benchmarks;

•	Share price performance as compared with peers;

•	Resulting fees relative to peers;

•	Assignments (where the advisor undergoes a change of control).

Approving New Classes or Series of Shares

Glenmede Policy Recommendation: Vote for the establishment of new classes or series of shares.

Preferred Stock Proposals

Glenmede Policy Recommendation: Vote case-by-case on the authorization for or increase in preferred shares, considering the following factors:

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•	Stated specific financing purpose;

•	Possible dilution for common shares;

•	Whether the shares can be used for antitakeover purposes.

1940 Act Policies

Glenmede Policy Recommendation: Vote case-by-case on policies under the Investment Advisor Act of 1940, considering the following factors:

•	Potential competitiveness;

•	Regulatory developments;

•	Current and potential returns; and

•	Current and potential risk.

Generally vote for these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.

Changing a Fundamental Restriction to a Nonfundamental Restriction

Glenmede Policy Recommendation: Vote case-by-case on proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:

•	The fund’s target investments;

•	The reasons given by the fund for the change; and

•	The projected impact of the change on the portfolio.

Change Fundamental Investment Objective to Nonfundamental

Glenmede Policy Recommendation: Vote against proposals to change a fund’s fundamental investment objective to non-fundamental.

Name Change Proposals

Glenmede Policy Recommendation: Vote case-by-case on name change proposals, considering the following factors:

•	Political/economic changes in the target market;

•	Consolidation in the target market; and

•	Current asset composition.

Change in Fund’s Subclassification

Glenmede Policy Recommendation: Vote case-by-case on changes in a fund’s sub-classification, considering the following factors:

•	Potential competitiveness;

•	Current and potential returns;

•	Risk of concentration;

•	Consolidation in target industry.

Business Development Companies—Authorization to Sell Shares of Common Stock at a Price below Net Asset Value

Glenmede Policy Recommendation: Vote for proposals authorizing the board to issue shares below Net Asset Value (NAV) if:

•

The proposal to allow share issuances below NAV has an expiration date no more than one year from the date shareholders approve the underlying proposal, as required under the Investment Company Act of 1940;

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•

The sale is deemed to be in the best interests of shareholders by (1) a majority of the company’s independent directors and (2) a majority of the company’s directors who have no financial interest in the issuance; and

•	The company has demonstrated responsible past use of share issuances by either:

•	Outperforming peers in its 8-digit GICS group as measured by one- and three-year median TSRs; or

•	Providing disclosure that its past share issuances were priced at levels that resulted in only small or moderate discounts to NAV and economic dilution to existing non-participating shareholders.

Disposition of Assets/Termination/Liquidation

Glenmede Policy Recommendation: Vote case-by-case on proposals to dispose of assets, to terminate or liquidate, considering the following factors:

•	Strategies employed to salvage the company;

•	The fund’s past performance;

•	The terms of the liquidation.

Changes to the Charter Document

Glenmede Policy Recommendation: Vote case-by-case on changes to the charter document, considering the following factors:

•	The degree of change implied by the proposal;

•	The efficiencies that could result;

•	The state of incorporation;

•	Regulatory standards and implications.

Vote against any of the following changes:

•	Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series;

•	Removal of shareholder approval requirement for amendments to the new declaration of trust;

•

Removal of shareholder approval requirement to amend the fund’s management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act;

•	Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund’s shares;

•	Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements;

•	Removal of shareholder approval requirement to change the domicile of the fund.

Changing the Domicile of a Fund

Glenmede Policy Recommendation: Vote case-by-case on re-incorporations, considering the following factors:

•	Regulations of both states;

•	Required fundamental policies of both states;

•	The increased flexibility available.

Authorizing the Board to Hire and Terminate Subadvisers Without Shareholder Approval

Glenmede Policy Recommendation: Vote against proposals authorizing the board to hire or terminate subadvisers without shareholder approval if the investment adviser currently employs only one subadviser.

Distribution Agreements

Glenmede Policy Recommendation: Vote case-by-case on distribution agreement proposals, considering the following factors:
•	Fees charged to comparably sized funds with similar objectives;

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•	The proposed distributor’s reputation and past performance;

•	The competitiveness of the fund in the industry;

•	The terms of the agreement.

Master-Feeder Structure

Glenmede Policy Recommendation: Vote for the establishment of a master-feeder structure.

Mergers

Glenmede Policy Recommendation: Vote case-by-case on merger proposals, considering the following factors:

•	Resulting fee structure;

•	Performance of both funds;

•	Continuity of management personnel;

•	Changes in corporate governance and their impact on shareholder rights.

Shareholder Proposals for Mutual Funds

Establish Director Ownership Requirement

Glenmede Policy Recommendation: Generally vote against shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Reimburse Shareholder for Expenses Incurred

Glenmede Policy Recommendation: Vote case-by-case on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote for the reimbursement of the proxy solicitation expenses.

Terminate the Investment Advisor

Glenmede Policy Recommendation: Vote case-by-case on proposals to terminate the investment advisor, considering the following factors:

•	Performance of the fund’s Net Asset Value (NAV);

•	The fund’s history of shareholder relations;

•	The performance of other funds under the advisor’s management.

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8.	Foreign Private Issuers Listed on U.S. Exchanges

Glenmede Policy Recommendation: Vote against (or withhold from) non-independent director nominees at companies which fail to meet the following criteria: a majority-independent board, and the presence of an audit, a compensation, and a nomination committee, each of which is entirely composed of independent directors.

Where the design and disclosure levels of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy will be used to evaluate the compensation plan proposals. Otherwise, they, and all other voting items, will be evaluated using the relevant regional or market approach under the Glenmede Policy proxy voting guidelines.

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1. Routine/Miscellaneous

Adjourn Meeting

Glenmede Policy Recommendation: Generally vote against proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

Vote for proposals that relate specifically to soliciting votes for a merger or transaction if supporting that merger or transaction. Vote against proposals if the wording is too vague or if the proposal includes “other business.”

Amend Quorum Requirements

Glenmede Policy Recommendation: Vote case-by-case on proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding, taking into consideration:

•	The company’s historical practices in the audit area. The new quorum threshold requested;

•	The rationale presented for the reduction;

•	The market capitalization of the company (size, inclusion in indices);

•	The company’s ownership structure;

•	Previous voter turnout or attempts to achieve quorum;

•	Any provisions or commitments to restore quorum to a majority of shares outstanding, should voter turnout improve sufficiently; and

•	Other factors as appropriate.

In general, a quorum threshold kept as close to a majority of shares outstanding as is achievable is preferred.

Vote case-by-case on directors who unilaterally lower the quorum requirements below a majority of the shares outstanding, taking into consideration the factors listed above.

Amend Minor Bylaws

Glenmede Policy Recommendation: Vote for bylaw or charter changes that are of a housekeeping nature (updates or corrections).

Change Company Name

Glenmede Policy Recommendation: Vote for proposals to change the corporate name unless there is compelling evidence that the change would adversely impact shareholder value.

Change Date, Time, or Location of Annual Meeting

Glenmede Policy Recommendation: Vote for management proposals to change the date, time, or location of the annual meeting unless the proposed change is unreasonable.

Vote against shareholder proposals to change the date, time, or location of the annual meeting unless the current scheduling or location is unreasonable.

Other Business

Glenmede Policy Recommendation: Vote against proposals to approve other business when it appears as voting item.

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Audit-Related

Auditor Indemnification and Limitation of Liability

Glenmede Policy Recommendation: Vote case-by-case on the issue of auditor indemnification and limitation of liability. Factors to be assessed include, but are not limited to:

•	The terms of the auditor agreement—the degree to which these agreements impact shareholders’ rights;

•	The motivation and rationale for establishing the agreements;

•	The quality of the company’s disclosure; and

•	The company’s historical practices in the audit area.

Vote against or withhold from members of an audit committee in situations where there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Auditor Ratification

Glenmede Policy Recommendation: Vote for proposals to ratify auditors unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:

•	Non-audit (“other”) fees > audit fees + audit-related fees + tax compliance/preparation fees

Tax compliance and preparation include the preparation of original and amended tax returns and refund claims, and tax payment planning. All other services in the tax category, such as tax advice, planning, or consulting, should be added to “Other” fees. If the breakout of tax fees cannot be determined, add all tax fees to “Other” fees.

In circumstances where “Other” fees include fees related to significant one-time capital structure events (such as initial public offerings, bankruptcy emergence, and spin-offs) and the company makes public disclosure of the amount and nature of those fees that are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.

Shareholder Proposals Limiting Non-Audit Services

Glenmede Policy Recommendation: Vote case-by-case on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

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Shareholder Proposals on Audit Firm Rotation

Glenmede Policy Recommendation: Vote case-by-case on shareholder proposals asking for audit firm rotation, taking into account:

•	The tenure of the audit firm;

•	The length of rotation specified in the proposal;

•	Any significant audit-related issues at the company;

•	The number of audit committee meetings held each year;

•	The number of financial experts serving on the committee; and

•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

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2. Board of Directors

Voting on Director Nominees in Uncontested Elections

Four fundamental principles apply when determining votes on director nominees:

1.

Accountability: Boards should be sufficiently accountable to shareholders, including through transparency of the company’s governance practices and regular board elections, by the provision of sufficient information for shareholders to be able to assess directors and board composition, and through the ability of shareholders to remove directors.

2.

Responsiveness: Directors should respond to investor input, such as that expressed through significant opposition to management proposals, significant support for shareholder proposals (whether binding or non-binding), and tender offers where a majority of shares are tendered.

3.

Composition: Companies should seek directors who can add value to the board through specific skills or expertise and who can devote sufficient time and commitment to serve effectively. Boards should be of a size appropriate to accommodate diversity, expertise, and independence, while ensuring active and collaborative participation by all members. Boards should be sufficiently diverse to ensure consideration of a wide range of perspectives.

4.

Independence: Boards should be sufficiently independent from management (and significant shareholders) so as to ensure that they are able and motivated to effectively supervise management’s performance for the benefit of all shareholders, including in setting and monitoring the execution of corporate strategy, with appropriate use of shareholder capital, and in setting and monitoring executive compensation programs that support that strategy. The chair of the board should ideally be an independent director, and all boards should have an independent leadership position or a similar role in order to help provide appropriate counterbalance to executive management, as well as having sufficiently independent committees that focus on key governance concerns such as audit, compensation, and nomination of directors.

Glenmede Policy Recommendation: Generally vote for director nominees, except under the following circumstances (with new nominees[1] considered on a case-by-case basis):

1.	Accountability

Problematic Takeover Defenses

Classified Board Structure: The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.

Removal of Shareholder Discretion on Classified Boards: The company has opted into, or failed to opt out of, state laws requiring a classified board structure.

[1]

A “new nominee” is a director who is being presented for election by shareholders for the first time. Recommendations on new nominees who have served for less than one year are made on a case-by-case basis depending on the timing of their appointment and the problematic governance issue in question.

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Director Performance Evaluation: The board lacks mechanisms to promote accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one-, three-, and five-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s operational metrics and other factors as warranted. Problematic provisions include but are not limited to:

•	A classified board structure;

•	A supermajority vote requirement;

•	Either a plurality vote standard in uncontested director elections or a majority vote standard with no plurality carve-out for contested elections;

•	The inability of shareholders to call special meetings;

•	The inability of shareholders to act by written consent;

•	A multi-class capital structure; and/or

•	A non–shareholder-approved poison pill.

Poison Pills: Generally vote against or withhold from all nominees (except new nominees1, who should be considered case-by-case) if:

•	The company has a poison pill with a deadhand or slowhand feature[2].

•	The board makes a material adverse modification to an existing pill, including, but not limited to, extension, renewal, or lowering the trigger, without shareholder approval; or

•	The company has a long-term poison pill (with a term of over one year) that was not approved by the public shareholders[3].

Vote case-by-case on nominees if the board adopts an initial short-term pill (with a term of one year or less) without shareholder approval, taking into consideration:

•	The disclosed rationale for the adoption;

•	The trigger;

•	The company’s market capitalization (including absolute level and sudden changes);

•	A commitment to put any renewal to a shareholder vote; and

•	Other factors as relevant.

Restrictions on Shareholder Rights

Restricting Binding Shareholder Proposals: Generally vote against or withhold from members of the governance committee if:

•

The company’s governing documents impose undue restrictions on shareholders’ ability to amend the bylaws. Such restrictions include, but are not limited to: outright prohibition on the submission of binding shareholder proposals, or share ownership requirements, subject matter restrictions, or time holding requirement in excess of SEC Rule 14a-8. Vote against or withhold on an ongoing basis.

Submission of management proposals to approve or ratify requirements in excess of SEC Rule 14a-8 for the submission of binding bylaw amendments will generally be viewed as an insufficient restoration of shareholders’ rights. Generally continue to vote against or withhold on an ongoing basis until shareholders are provided with an unfettered ability to amend the bylaws or a proposal providing for such unfettered right is submitted for shareholder approval.

[2]

If the short-term pill with a deadhand or slowhand feature is enacted but expires before the next shareholder vote, Glenmede Policy will generally still recommend withhold/against nominees at the next shareholder meeting following its adoption.

[3]	Approval prior to, or in connection, with a company’s becoming publicly-traded, or in connection with a de-SPAC transaction, is insufficient.

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Problematic Audit-Related Practices

Generally vote against or withhold from the members of the audit committee if:

•	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);

•	The company receives an adverse opinion on the company’s financial statements from its auditor; or

•

There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote case-by-case on members of the audit committee and potentially the full board if:

•

Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence, and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether withhold/against votes are warranted.

Problematic Compensation Practices

In the absence of an Advisory Vote on Executive Compensation (Say on Pay) ballot item or in egregious situations, vote against or withhold from the members of the compensation committee and potentially the full board if:

•	There is a significant misalignment between CEO pay and company performance (pay for performance);

•	The company maintains significant problematic pay practices;

•	The board exhibits a significant level of poor communication and responsiveness to shareholders;

•	The company fails to include a Say on Pay ballot item when required under SEC provisions, or under the company’s declared frequency of say on pay; or

•	The company fails to include a Frequency of Say on Pay ballot item when required under SEC provisions.

Generally vote against members of the board committee responsible for approving/setting non-employee director compensation if there is a pattern (i.e. two or more years) of awarding excessive non-employee director compensation without disclosing a compelling rationale or other mitigating factors.

Problematic Pledging of Company Stock: Vote against the members of the committee that oversees risks related to pledging, or the full board, where a significant level of pledged company stock by executives or directors raises concerns. The following factors will be considered:

•	The presence of an anti-pledging policy, disclosed in the proxy statement, that prohibits future pledging activity;

•	The magnitude of aggregate pledged shares in terms of total common shares outstanding, market value, and trading volume;

•	Disclosure of progress or lack thereof in reducing the magnitude of aggregate pledged shares over time;

•	Disclosure in the proxy statement that shares subject to stock ownership and holding requirements do not include pledged company stock; and

•	Any other relevant factors.

Unilateral Bylaw/Charter Amendments: Generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees1 , who should be considered case-by-case) if the board amends the company’s bylaws or charter without shareholder approval in a manner that materially diminishes shareholders’ rights or that could adversely impact shareholders, considering the following factors:

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•	The board’s rationale for adopting the bylaw/charter amendment without shareholder ratification;

•	Disclosure by the company of any significant engagement with shareholders regarding the amendment;

•	The level of impairment of shareholders’ rights caused by the board’s unilateral amendment to the bylaws/charter;

•	The board’s track record with regard to unilateral board action on bylaw/charter amendments or other entrenchment provisions;

•	The company’s ownership structure;

•	The company’s existing governance provisions;

•	The timing of the board’s amendment to the bylaws/charter in connection with a significant business development; and

•	Other factors, as deemed appropriate, that may be relevant to determine the impact of the amendment on shareholders.

Unless the adverse amendment is reversed or submitted to a binding shareholder vote, in subsequent years vote case-by-case on director nominees. Generally vote against (except new nominees1, who should be considered case-by-case) if the directors:

•	Classified the board;

•	Adopted supermajority vote requirements to amend the bylaws or charter; or

•	Eliminated shareholders’ ability to amend bylaws.

•	Adopted a fee-shifting provision; or

•	Adopted another provision deemed egregious.

Problematic Governance Structure: For companies that hold or held their first annual meeting4 of public shareholders after Feb. 1, 2015, generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees1 , who should be considered case-by-case) if, prior to or in connection with the company’s public offering, the company or its board adopted the following bylaw or charter provisions that are considered to be materially adverse to shareholder rights:

•	Supermajority vote requirements to amend the bylaws or charter;

•	A classified board structure; or

•	Other egregious provisions.

A provision which specifies that the problematic structure(s) will be sunset within seven years of the date of going public will be considered a mitigating factor.

Unless the adverse provision is reversed or removed, vote case-by-case on director nominees in subsequent years.

Unequal Voting Rights: Generally vote withhold or against directors individually, committee members, or the entire board (except new nominees1 , who should be considered case-by-case), if the company employs a common stock structure with unequal voting rights5.

Exceptions to this policy will generally be limited to:

[4]	Includes companies that emerge from bankruptcy, SPAC transactions, spin-offs, direct listings, and those who complete a traditional initial public offering.
[5]

This generally includes classes of common stock that have additional votes per share than other shares; classes of shares that are not entitled to vote on all the same ballot items or nominees; or stock with time-phased voting rights (“loyalty shares”).

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•	Newly-public companies[6] with a sunset provision of no more than seven years from the date of going public;

•	Limited Partnerships and the Operating Partnership (OP) unit structure of REITs;

•	Situations where the unequal voting rights are considered de minimis; or

•	The company provides sufficient protections for minority shareholders, such as allowing minority shareholders a regular binding vote on whether the capital structure should be maintained.

Management Proposals to Ratify Existing Charter or Bylaw Provisions: Vote against/withhold from individual directors, members of the governance committee, or the full board, where boards ask shareholders to ratify existing charter or bylaw provisions considering the following factors:

•	The presence of a shareholder proposal addressing the same issue on the same ballot;

•	The board’s rationale for seeking ratification;

•	Disclosure of actions to be taken by the board should the ratification proposal fail;

•	Disclosure of shareholder engagement regarding the board’s ratification request;

•	The level of impairment to shareholders’ rights caused by the existing provision;

•	The history of management and shareholder proposals on the provision at the company’s past meetings;

•	Whether the current provision was adopted in response to the shareholder proposal;

•	The company’s ownership structure; and

•	Previous use of ratification proposals to exclude shareholder proposals.

Environmental, Social and Governance (ESG) Failures

Under extraordinary circumstances, vote against or withhold from directors individually, committee members, or the entire board, due to:

•	Material failures of governance, stewardship, risk oversight[7], or fiduciary responsibilities at the company, including failure to adequately guard against or manage ESG risks;

•	A lack of sustainability reporting in the company’s public documents and/or website in conjunction with a failure to adequately manage or mitigate ESG risks;

•	Failure to replace management as appropriate; or

•

Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Climate Risk Mitigation and Net Zero

For companies that are significant greenhouse gas (GHG) emitters, through its operations or value chain8, generally vote against or withhold from the incumbent chair of the responsible committee (or other directors on a case-by-case basis) in cases where Glenmede Policy determines that the company is not taking the minimum steps needed to be aligned with a Net Zero by 2050 trajectory.

[6]	Newly-public companies generally include companies that emerge from bankruptcy, SPAC transactions, spin-offs, direct listings, and those who complete a traditional initial public offering.
[7]

Examples of failure of risk oversight include, but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; demonstrably poor risk oversight of environmental and social issues, including climate change; significant environmental incidents including spills and pollution; large scale or repeat workplace fatalities or injuries; significant adverse legal judgments or settlements; or hedging of company stock.

[8]

For 2023, companies defined as “significant GHG emitters” will be those on the current Climate Action 100+ Focus Group list For 2023, minimum steps needed to be considered to be aligned with a Net Zero by 2050 trajectory are (all minimum criteria will be required to be in alignment with the policy):

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•	The company has detailed disclosure of climate-related risks, such as according to the framework established by the Task Force on Climate-related Financial Disclosures (TCFD), including:

•	Board governance measures;

•	Corporate strategy;

•	Risk management analyses; and

•	Metrics and targets

•	The company has declared a Net Zero target by 2050 or sooner and the target includes scope 1, 2, and relevant scope 3 emissions.

•	The company has set a medium-term target for reducing its GHG emissions.

Expectations about what constitutes “minimum steps needed to be aligned with a Net Zero by 2050 trajectory” will increase over time.

2.	Responsiveness

Vote case-by-case on individual directors, committee members, or the entire board of directors as appropriate if:

•

The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year or failed to act on a management proposal seeking to ratify an existing charter/bylaw provision that received opposition of a majority of the shares cast in the previous year. Factors that will be considered are:

•	Disclosed outreach efforts by the board to shareholders in the wake of the vote;

•	Rationale provided in the proxy statement for the level of implementation;

•	The subject matter of the proposal;

•	The level of support for and opposition to the resolution in past meetings;

•	Actions taken by the board in response to the majority vote and its engagement with shareholders;

•	The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and

•	Other factors as appropriate.

•	The board failed to act on takeover offers where the majority of shares are tendered;

•

At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote.

Vote case-by-case on compensation committee members (or, in exceptional cases, the full board) and the Say on Pay proposal if:

•	The company’s previous say-on-pay received the support of less than 70 percent of votes cast. Factors that will be considered are:

•	The company’s response, including:

•

Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support (including the timing and frequency of engagements and whether independent directors participated);

•	Disclosure of the specific concerns voiced by dissenting shareholders that led to the say-on-pay opposition;

•	Disclosure of specific and meaningful actions taken to address shareholders’ concerns;

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•	Other recent compensation actions taken by the company;

•	Whether the issues raised are recurring or isolated;

•	The company’s ownership structure; and

•	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

•	The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the plurality of votes cast.

3.	Composition

Attendance at Board and Committee Meetings: Generally vote against or withhold from directors (except nominees who served only part of the fiscal year9) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:

•	Medical issues/illness;

•	Family emergencies; and

•	Missing only one meeting (when the total of all meetings is three or fewer).

•

In cases of chronic poor attendance without reasonable justification, in addition to voting against the director(s) with poor attendance, generally vote against or withhold from appropriate members of the nominating/governance committees or the full board.

If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote against or withhold from the director(s) in question.

Overboarded Directors: Generally, vote against or withhold from individual directors who:

•	Sit on more than five public company boards; or

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own— withhold only at their outside boards[10].

Gender Diversity

Glenmede Policy Recommendation: Generally vote against or withhold from incumbent nominees who:

•

Serve as members of the nominating committee and have failed to establish a board with at least 33% women. If there are no incumbent nominating committee members up for election but there is a nominating committee, give a pass for this guideline. If the company does not have a formal nominating committee, vote against/withhold votes from all incumbent directors.

[9]	Nominees who served for only part of the fiscal year are generally exempted from the attendance policy.
[10]

Although all of a CEO’s subsidiary boards will be counted as separate boards, Glenmede Policy will not recommend a withhold vote for the CEO of a parent company board or any of the controlled (>50 percent ownership) subsidiaries of that parent, but may do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationships.

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Racial and/or Ethnic Diversity

Glenmede Policy Recommendation: Generally vote against or withhold from the chair of the nominating committee (or other directors on a case-by-case basis) where the board has no apparent racially or ethnically diverse members[11].

4.	Independence

Vote against or withhold from non-independent directors (Executive Directors and Non-Independent Non-Executive Directors per Glenmede Policy’s Classification of Directors) when:

•	Independent directors comprise 50 percent or less of the board;

•	The non-independent director serves on the audit, compensation, or nominating committee;

•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee; or

•	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee.

[11]	Aggregate diversity statistics provided by the board will only be considered if specific to racial and/or ethnic diversity.

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Glenmede Policy Classification of Directors – U.S.

1.	Executive Director

1.1.	Current officer[1] of the company or one of its affiliates[2].

2.	Non-Independent Non-Executive Director

Board Identification

2.1.	Director identified as not independent by the board.

Controlling/Significant Shareholder

2.2.	Beneficial owner of more than 50 percent of the company’s voting power (this may be aggregated if voting power is distributed among more than one member of a group).

Current Employment at Company or Partnership

2.3.	Non-officer employee of the firm (including employee representatives).

2.4.	Officer[1], former officer, or general or limited partner of a joint venture or partnership with the company.

Former Employment

2.5.	Former CEO of the company.[3],[4]

2.6.	Former non-CEO officer[1] of the company or an affiliate[2] within the past five years.

2.7.	Former officer[1] of an acquired company within the past five years[4].

2.8.	Officer [1] of a former parent or predecessor firm at the time the company was sold or split off within the past five years.

2.9.	Former interim officer if the service was longer than 18 months. If the service was between 12 and 18 months an assessment of the interim officer’s employment agreement will be made.[5]

Family Members

2.10.	Immediate family member[6] of a current or former officer[1] of the company or its affiliates[2] within the last five years.

2.11.

Immediate family member[6] of a current employee of company or its affiliates[2] where additional factors raise concern (which may include, but are not limited to, the following: a director related to numerous employees; the company or its affiliates employ relatives of numerous board members; or a non-Section 16 officer in a key strategic role).

Professional, Transactional, and Charitable Relationships

2.12.

Director who (or whose immediate family member[6]) currently provides professional services[7] in excess of $10,000 per year to: the company, an affiliate[2], or an individual officer of the company or an affiliate; either directly or is (or whose family member is) a partner, employee, or controlling shareholder of an organization which provides the services.

2.13.

Director who (or whose immediate family member[6]) currently has any material transactional relationship[8] with the company or its affiliates[2]; or who is (or whose immediately family member[6] is) a partner in, or a controlling shareholder or an executive officer of, an organization which has the material transactional relationship[8] (excluding investments in the company through a private placement).

2.14.

Director who (or whose immediate family member[6]) is a trustee, director, or employee of a charitable or non-profit organization that receives material grants or endowments[8] from the company or its affiliates[2].

Other Relationships

2.15.	Party to a voting agreement[9] to vote in line with management on proposals being brought to shareholder vote.

2.16.	Has (or an immediate family member[6] has) an interlocking relationship as defined by the SEC involving members of the board of directors or its Compensation Committee[10].

2.17.	Founder[11] of the company but not currently an employee.

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2.18.	Director with pay comparable to Named Executive Officers.

2.19.	Any material[12] relationship with the company.

3.	Independent Director

3.1.	No material[12] connection to the company other than a board seat.

Footnotes:

[1]

The definition of officer will generally follow that of a “Section 16 officer” (officers subject to Section 16 of the Securities and Exchange Act of 1934) and includes the chief executive, operating, financial, legal, technology, and accounting officers of a company (including the president, treasurer, secretary, controller, or any vice president in charge of a principal business unit, division, or policy function). Current interim officers are included in this category. For private companies, the equivalent positions are applicable. A non-employee director serving as an officer due to statutory requirements (e.g. corporate secretary) will be classified as an Affiliated Outsider under “Any material relationship with the company.” However, if the company provides explicit disclosure that the director is not receiving additional compensation in excess of $10,000 per year for serving in that capacity, then the director will be classified as an Independent Outsider.

[2]

“Affiliate” includes a subsidiary, sibling company, or parent company. Glenmede Policy uses 50 percent control ownership by the parent company as the standard for applying its affiliate designation. The manager/advisor of an externally managed issuer (EMI) is considered an affiliate.

[3]	Includes any former CEO of the company prior to the company’s initial public offering (IPO).
[4]

When there is a former CEO of a special purpose acquisition company (SPAC) serving on the board of an acquired company, Glenmede Policy will generally classify such directors as independent unless determined otherwise taking into account the following factors: the applicable listing standards determination of such director’s independence; any operating ties to the firm; and the existence of any other conflicting relationships or related party transactions.

[5]

Glenmede Policy will look at the terms of the interim officer’s employment contract to determine if it contains severance pay, long-term health and pension benefits, or other such standard provisions typically contained in contracts of permanent, non-temporary CEOs. Glenmede Policy will also consider if a formal search process was under way for a full-time officer at the time.

[6]

“Immediate family member” follows the SEC’s definition of such and covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

[7]

Professional services can be characterized as advisory in nature, generally involve access to sensitive company information or to strategic decision-making, and typically have a commission- or fee-based payment structure. Professional services generally include, but are not limited to the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; legal services; property management services; realtor services; lobbying services; executive search services; and IT consulting services. The following would generally be considered transactional relationships and not professional services: deposit services; IT tech support services; educational services; and construction services. The case of participation in a banking syndicate by a non-lead bank should be considered a transactional (and hence subject to the associated materiality test) rather than a professional relationship. “Of Counsel” relationships are only considered immaterial if the individual does not receive any form of compensation (in excess of $10,000 per year) from, or is a retired partner of, the firm providing the professional service. The case of a company providing a professional service to one of its directors or to an entity with which one of its directors is affiliated, will be considered a transactional rather than a professional relationship. Insurance services and marketing services are assumed to be professional services unless the company explains why such services are not advisory.

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[8]

A material transactional relationship, including grants to non-profit organizations, exists if the company makes annual payments to, or receives annual payments from, another entity exceeding the greater of $200,000 or 5 percent of the recipient’s gross revenues, in the case of a company which follows NASDAQ listing standards; or the greater of $1,000,000 or 2 percent of the recipient’s gross revenues, in the case of a company which follows NYSE listing standards. In the case of a company which follows neither of the preceding standards, Glenmede Policy will apply the NASDAQ-based materiality test. (The recipient is the party receiving the financial proceeds from the transaction).

[9]

Dissident directors who are parties to a voting agreement pursuant to a settlement or similar arrangement may be classified as independent outsiders if an analysis of the following factors indicates that the voting agreement does not compromise their alignment with all shareholders’ interests: the terms of the agreement; the duration of the standstill provision in the agreement; the limitations and requirements of actions that are agreed upon; if the dissident director nominee(s) is subject to the standstill; and if there any conflicting relationships or related party transactions.

[10]

Interlocks include: executive officers serving as directors on each other’s compensation or similar committees (or, in the absence of such a committee, on the board); or executive officers sitting on each other’s boards and at least one serves on the other’s compensation or similar committees (or, in the absence of such a committee, on the board).

[11]	The operating involvement of the founder with the company will be considered; if the founder was never employed by the company, Glenmede Policy may deem him or her an independent outsider.
[12]

For purposes of Glenmede Policy’s director independence classification, “material” will be defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

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Other Board-Related Proposals

Board Refreshment

Board refreshment is best implemented through an ongoing program of individual director evaluations, conducted annually, to ensure the evolving needs of the board are met and to bring in fresh perspectives, skills, and diversity as needed.

Term/Tenure Limits

Glenmede Policy Recommendation: Vote case-by-case on management proposals regarding director term/tenure limits, considering:

•	The rationale provided for adoption of the term/tenure limit;

•	The robustness of the company’s board evaluation process;

•	Whether the limit is of sufficient length to allow for a broad range of director tenures;

•	Whether the limit would disadvantage independent directors compared to non-independent directors; and

•	Whether the board will impose the limit evenly, and not have the ability to waive it in a discriminatory manner.

Vote case-by-case on shareholder proposals asking for the company to adopt director term/tenure limits, considering:

•	The scope of the shareholder proposal; and

•	Evidence of problematic issues at the company combined with, or exacerbated by, a lack of board refreshment.

Age Limits

Glenmede Policy Recommendation: Generally vote against management and shareholder proposals to limit the tenure of independent directors through mandatory retirement ages. Vote for proposals to remove mandatory age limits.

Board Size

Glenmede Policy Recommendation: Vote for proposals seeking to fix the board size or designate a range for the board size.

Vote against proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

Classification/Declassification of the Board

Glenmede Policy Recommendation: Vote against proposals to classify (stagger) the board.

Vote for proposals to repeal classified boards and to elect all directors annually.

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CEO Succession Planning

Glenmede Policy Recommendation: Generally vote for proposals seeking disclosure on a CEO succession planning policy, considering, at a minimum, the following factors:

•	The reasonableness/scope of the request; and

•	The company’s existing disclosure on its current CEO succession planning process.

Cumulative Voting

Glenmede Policy Recommendation: Generally vote against management proposals to eliminate cumulate voting, and for shareholder proposals to restore or provide for cumulative voting, unless:

•	The company has proxy access, thereby allowing shareholders to nominate directors to the company’s ballot; and

•

The company has adopted a majority vote standard, with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.

Vote for proposals for cumulative voting at controlled companies (insider voting power > 50%).

Director and Officer Indemnification, Liability Protection, and Exculpation

Glenmede Policy Recommendation: Vote case-by-case on proposals on director and officer indemnification liability protection, and exculpation[13].

Consider the stated rationale for the proposed change. Also consider, among other factors, the extent to which the proposal would:

•	Eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.

•	Eliminate directors’ and officers’ liability for monetary damages for violating the duty of loyalty.

•	Expand coverage beyond just legal expenses to liability for acts that are more serious violations of fiduciary obligation than mere carelessness.

•

Expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for, at the discretion of the company’s board (i.e., “permissive indemnification”), but that previously the company was not required to indemnify.

Vote for only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:

•	If the individual was found to have acted in good faith and in a manner that the individual reasonably believed was in the best interests of the company; and

•	If only the director’s legal expenses would be covered.

[13]	Indemnification: the condition of being secured against loss or damage.

Limited liability: a person’s financial liability is limited to a fixed sum, or personal financial assets are not at risk if the individual loses a lawsuit that results in financial award/damages to the plaintiff.

Exculpation: to eliminate or limit the personal liability of a director or officer to the corporation or its shareholders for monetary damages for breach of fiduciary duty as a director or officer.

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Establish/Amend Nominee Qualifications

Glenmede Policy Recommendation: Vote case-by-case on proposals that establish or amend director qualifications. Votes should be based on the reasonableness of the criteria and the degree to which they may preclude dissident nominees from joining the board.

Vote case-by-case on shareholder resolutions seeking a director nominee who possesses a particular subject matter expertise, considering:

•	The company’s board committee structure, existing subject matter expertise, and board nomination provisions relative to that of its peers;

•	The company’s existing board and management oversight mechanisms regarding the issue for which board oversight is sought;

•	The company’s disclosure and performance relating to the issue for which board oversight is sought and any significant related controversies; and

•	The scope and structure of the proposal.

Establish Other Board Committee Proposals

Glenmede Policy Recommendation: Generally vote against shareholder proposals to establish a new board committee, as such proposals seek a specific oversight mechanism/structure that potentially limits a company’s flexibility to determine an appropriate oversight mechanism for itself. However, the following factors will be considered:

•	Existing oversight mechanisms (including current committee structure) regarding the issue for which board oversight is sought;

•	Level of disclosure regarding the issue for which board oversight is sought;

•	Company performance related to the issue for which board oversight is sought;

•	Board committee structure compared to that of other companies in its industry sector; and

•	The scope and structure of the proposal.

Filling Vacancies/Removal of Directors

Glenmede Policy Recommendation: Vote against proposals that provide that directors may be removed only for cause.

•	Vote for proposals to restore shareholders’ ability to remove directors with or without cause.

•	Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

•	Vote for proposals that permit shareholders to elect directors to fill board vacancies.

Independent Board Chair

One of the principal functions of the board is to monitor and evaluate the performance of the CEO and other executive officers. The board chair’s duty to oversee management may be compromised when he/she is connected to or a part of the management team. Generally, Glenmede Policy recommends supporting shareholder proposals that would require that the position of board chair be held by an individual with no materials ties to the company other than their board seat.

Glenmede Policy Recommendation: Generally, support shareholder proposals that would require the board chair to be independent of management.

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Majority of Independent Directors/Establishment of Independent Committees

Glenmede Policy Recommendation: Vote for shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by the Glenmede Policy’s definition of independent outsider. (See Glenmede Policy Classification of Directors – U.S.)

Vote for shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors unless they currently meet that standard.

Majority Vote Standard for the Election of Directors

Glenmede Policy Recommendation: Generally vote for management proposals to adopt a majority of votes cast standard for directors in uncontested elections. Vote against if no carve-out for a plurality vote standard in contested elections is included.

Generally vote for precatory and binding shareholder resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

Proxy Access

Glenmede Policy Recommendation: Generally vote for management and shareholder proposals for proxy access with the following provisions:

•	Ownership threshold: maximum requirement not more than three percent (3%) of the voting power;

•	Ownership duration: maximum requirement not longer than three (3) years of continuous ownership for each member of the nominating group;

•	Aggregation: minimal or no limits on the number of shareholders permitted to form a nominating group;

•	Cap: cap on nominees of generally twenty-five percent (25%) of the board.

Review for reasonableness any other restrictions on the right of proxy access.

Generally vote against proposals that are more restrictive than these guidelines.

Require More Nominees than Open Seats

Glenmede Policy Recommendation: Vote against shareholder proposals that would require a company to nominate more candidates than the number of open board seats.

Shareholder Engagement Policy (Shareholder Advisory Committee)

Glenmede Policy Recommendation: Generally vote for shareholder proposals requesting that the board establish an internal mechanism/process, which may include a committee, in order to improve communications between directors and shareholders, unless the company has the following features, as appropriate:

•	Established a communication structure that goes beyond the exchange requirements to facilitate the exchange of information between shareholders and members of the board;

•	Effectively disclosed information with respect to this structure to its shareholders;

•	Company has not ignored majority-supported shareholder proposals or a majority withhold vote on a director nominee; and

•

The company has an independent chair or a lead director, according to Glenmede Policy’s definition. This individual must be made available for periodic consultation and direct communication with major shareholders.

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Proxy Contests/Proxy Access -Voting for Director Nominees in Contested Elections

Glenmede Policy Recommendation: Vote case-by-case on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the company relative to its industry;

•	Management’s track record;

•	Background to the contested election;

•	Nominee qualifications and any compensatory arrangements;

•	Strategic plan of dissident slate and quality of the critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates); and

•	Stock ownership positions.

In the case of candidates nominated pursuant to proxy access, vote case-by-case considering any applicable factors listed above or additional factors which may be relevant, including those that are specific to the company, to the nominee(s) and/or to the nature of the election (such as whether or not there are more candidates than board seats).

Vote-No Campaigns

Glenmede Policy Recommendation: In cases where companies are targeted in connection with public “vote-no” campaigns, evaluate director nominees under the existing governance policies for voting on director nominees in uncontested elections. Take into consideration the arguments submitted by shareholders and other publicly available information.

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3.	Shareholder Rights & Defenses

Advance Notice Requirements for Shareholder Proposals/Nominations

Glenmede Policy Recommendation: Vote case-by-case on advance notice proposals, giving support to those proposals which allow shareholders to submit proposals/nominations as close to the meeting date as reasonably possible and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory, and shareholder review.

To be reasonable, the company’s deadline for shareholder notice of a proposal/nominations must be no earlier than 120 days prior to the anniversary of the previous year’s meeting and have a submittal window of no shorter than 30 days from the beginning of the notice period (also known as a 90-120 day window). The submittal window is the period under which shareholders must file their proposal/nominations prior to the deadline.

In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposals.

Amend Bylaws without Shareholder Consent

Glenmede Policy Recommendation: Vote against proposals giving the board exclusive authority to amend the bylaws.

Vote for proposals giving the board the ability to amend the bylaws in addition to shareholders.

Control Share Acquisition Provisions

Control share acquisition statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds. Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested shares. Thus, control share acquisition statutes effectively require a hostile bidder to put its offer to a shareholder vote or risk voting disenfranchisement if the bidder continues buying up a large block of shares.

Glenmede Policy Recommendation: Vote for proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

Vote against proposals to amend the charter to include control share acquisition provisions.

Vote for proposals to restore voting rights to the control shares.

Control Share Cash-Out Provisions

Control share cash-out statutes give dissident shareholders the right to “cash-out” of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.

Glenmede Policy Recommendation: Vote for proposals to opt out of control share cash-out statutes.

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Disgorgement Provisions

Disgorgement provisions require an acquirer or potential acquirer of more than a certain percentage of a company’s stock to disgorge, or pay back, to the company any profits realized from the sale of that company’s stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor’s gaining control status are subject to these recapture-of-profits provisions.

Glenmede Policy Recommendation: Vote for proposals to opt out of state disgorgement provisions.

Fair Price Provisions

Glenmede Policy Recommendation: Vote case-by-case on proposals to adopt fair price provisions (provisions that stipulate that an acquirer must pay the same price to acquire all shares as it paid to acquire the control shares), evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Freeze-Out Provisions

Glenmede Policy Recommendation: Vote for proposals to opt out of state freeze-out provisions. Freeze-out provisions force an investor who surpasses a certain ownership threshold in a company to wait a specified period of time before gaining control of the company.

Greenmail

Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders.

Glenmede Policy Recommendation: Vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Vote case-by-case on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

Shareholder Litigation Rights

Federal Forum Selection Provisions

Federal forum selection provisions require that U.S. federal courts be the sole forum for shareholders to litigate claims arising under federal securities law.

Glenmede Policy Recommendation: Generally vote for federal forum selection provisions in the charter or bylaws that specify “the district courts of the United States” as the exclusive forum for federal securities law matters, in the absence of serious concerns about corporate governance or board responsiveness to shareholders.

Vote against provisions that restrict the forum to a particular federal district court; unilateral adoption (without a shareholder vote) of such a provision will generally be considered a one-time failure under the Unilateral Bylaw/Charter Amendments policy.

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Exclusive Forum Provisions for State Law Matters

Exclusive forum provisions in the charter or bylaws restrict shareholders’ ability to bring derivative lawsuits against the company, for claims arising out of state corporate law, to the courts of a particular state (generally the state of incorporation).

Glenmede Policy Recommendation: Generally vote for charter or bylaw provisions that specify courts located within the state of Delaware as the exclusive forum for corporate law matters for Delaware corporations, in the absence of serious concerns about corporate governance or board responsiveness to shareholders.

For states other than Delaware, vote case-by-case on exclusive forum provisions, taking into consideration:

•	The company’s stated rationale for adopting such a provision;

•	Disclosure of past harm from duplicative shareholder lawsuits in more than one forum;

•	The breadth of application of the charter or bylaw provision, including the types of lawsuits to which it would apply and the definition of key terms; and

•

Governance features such as shareholders’ ability to repeal the provision at a later date (including the vote standard applied when shareholders attempt to amend the charter or bylaws) and their ability to hold directors accountable through annual director elections and a majority vote standard in uncontested elections.

Generally vote against provisions that specify a state other than the state of incorporation as the exclusive forum for corporate law matters, or that specify a particular local court within the state; unilateral adoption of such a provision will generally be considered a one-time failure under the Unilateral Bylaw/Charter Amendments policy.

Fee shifting

Fee-shifting provisions in the charter or bylaws require that a shareholder who sues a company unsuccessfully pay all litigation expenses of the defendant corporation and its directors and officers.

Glenmede Policy Recommendation: Generally vote against provisions that mandate fee-shifting whenever plaintiffs are not completely successful on the merits (i.e., including cases where the plaintiffs are partially successful).

Unilateral adoption of a fee-shifting provision will generally be considered an ongoing failure under the Unilateral Bylaw/Charter Amendments and Problematic Capital Structures policy.

Net Operating Loss (NOL) Protective Amendments

Glenmede Policy Recommendation: Vote against proposals to adopt a protective amendment for the stated purpose of protecting a company’s net operating losses (NOL) if the effective term of the protective amendment would exceed the shorter of three years and the exhaustion of the NOL.

Vote case-by-case, considering the following factors, for management proposals to adopt an NOL protective amendment that would remain in effect for the shorter of three years (or less) and the exhaustion of the NOL:

•

The ownership threshold (NOL protective amendments generally prohibit stock ownership transfers that would result in a new 5-percent holder or increase the stock ownership percentage of an existing 5-percent holder);

•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision or commitment to cause expiration of the protective amendment upon exhaustion or expiration of the NOL);

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•

The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

Poison Pills (Shareholder Rights Plans)

Shareholder Proposals to Put Pill to a Vote and/or Adopt a Pill Policy

Glenmede Policy Recommendation: Vote for shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it unless the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

•	Shareholders have approved the adoption of the plan; or

•

The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

If the shareholder proposal calls for a time period of less than 12 months for shareholder ratification after adoption, vote for the proposal, but add the caveat that a vote within 12 months would be considered sufficient implementation.

Management Proposals to Ratify a Poison Pill

Glenmede Policy Recommendation: Vote case-by-case on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)

Glenmede Policy Recommendation: Vote against proposals to adopt a poison pill for the stated purpose of protecting a company’s net operating losses (NOL) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.

Vote case-by-case on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

•	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);

•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);

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•

The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

Proxy Voting Disclosure, Confidentiality, and Tabulation

Glenmede Policy Recommendation: Vote case-by-case on proposals regarding proxy voting mechanics, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder rights. Specific issues covered under the policy include, but are not limited to, confidential voting of individual proxies and ballots, confidentiality of running vote tallies, and the treatment of abstentions and/or broker non-votes in the company’s vote-counting methodology.

While a variety of factors may be considered in each analysis, the guiding principles are: transparency, consistency, and fairness in the proxy voting process. The factors considered, as applicable to the proposal, may include:

•	The scope and structure of the proposal;

•

The company’s stated confidential voting policy (or other relevant policies) and whether it ensures a “level playing field” by providing shareholder proponents with equal access to vote information prior to the annual meeting;

•	The company’s vote standard for management and shareholder proposals and whether it ensures consistency and fairness in the proxy voting process and maintains the integrity of vote results;

•	Whether the company’s disclosure regarding its vote counting method and other relevant voting policies with respect to management and shareholder proposals are consistent and clear;

•	Any recent controversies or concerns related to the company’s proxy voting mechanics;

•	Any unintended consequences resulting from implementation of the proposal; and

•	Any other factors that may be relevant.

Ratification Proposals: Management Proposals to Ratify Existing Charter or Bylaw Provisions

Glenmede Policy Recommendation: Generally vote against management proposals to ratify provisions of the company’s existing charter or bylaws, unless these governance provisions align with best practice.

In addition, voting against/withhold from individual directors, members of the governance committee, or the full board may be warranted, considering:

•	The presence of a shareholder proposal addressing the same issue on the same ballot;

•	The board’s rationale for seeking ratification;

•	Disclosure of actions to be taken by the board should the ratification proposal fail;

•	Disclosure of shareholder engagement regarding the board’s ratification request;

•	The level of impairment to shareholders’ rights caused by the existing provision;

•	The history of management and shareholder proposals on the provision at the company’s past meetings;

•	Whether the current provision was adopted in response to the shareholder proposal;

•	The company’s ownership structure; and

•	Previous use of ratification proposals to exclude shareholder proposals.

Reimbursing Proxy Solicitation Expenses

Glenmede Policy Recommendation: Vote case-by-case on proposals to reimburse proxy solicitation expenses.

When voting in conjunction with support of a dissident slate, vote for the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote for shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

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•	The election of fewer than 50% of the directors to be elected is contested in the election;

•	One or more of the dissident’s candidates is elected;

•	Shareholders are not permitted to cumulate their votes for directors; and

•	The election occurred, and the expenses were incurred, after the adoption of this bylaw.

Reincorporation Proposals

Glenmede Policy Recommendation: Management or shareholder proposals to change a company’s state of incorporation should be evaluated case-by-case, giving consideration to both financial and corporate governance concerns including the following:

•	Reasons for reincorporation;

•	Comparison of company’s governance practices and provisions prior to and following the reincorporation; and

•	Comparison of corporation laws of original state and destination state.

•	Vote for reincorporation when the economic factors outweigh any neutral or negative governance changes.

Shareholder Ability to Act by Written Consent

Glenmede Policy Recommendation: Generally vote against management and shareholder proposals to restrict or prohibit shareholders’ ability to act by written consent.

Generally vote for management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

•	Shareholders’ current right to act by written consent;

•	The consent threshold;

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of, and management’s response to, previous shareholder proposals.

Vote case-by-case on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:

•	An unfettered[14] right for shareholders to call special meetings at a 10 percent threshold;

•	A majority vote standard in uncontested director elections;

•	No non-shareholder-approved pill; and

•	An annually elected board.

Shareholder Ability to Call Special Meetings

Glenmede Policy Recommendation: Vote against management or shareholder proposals to restrict or prohibit shareholders’ ability to call special meetings.

Generally vote for management or shareholder proposals that provide shareholders with the ability to call special meetings taking into account the following factors:

•	Shareholders’ current right to call special meetings;

•	Minimum ownership threshold necessary to call special meetings (10% preferred);

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

[14]

“Unfettered” means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

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•	Shareholder support of, and management’s response to, previous shareholder proposals.

Stakeholder Provisions

Glenmede Policy Recommendation: Vote against proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

State Antitakeover Statutes

Glenmede Policy Recommendation: Vote case-by-case on proposals to opt in or out of state takeover statutes (including fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, and anti-greenmail provisions).

Supermajority Vote Requirements

Glenmede Policy Recommendation: Vote against proposals to require a supermajority shareholder vote.

Vote for management or shareholder proposals to reduce supermajority vote requirements. However, for companies with shareholder(s) who have significant ownership levels, vote case-by-case, taking into account:

•	Ownership structure;

•	Quorum requirements; and

•	Vote requirements.

Virtual Shareholder Meetings

Glenmede Policy Recommendation: Generally vote for management proposals allowing for the convening of shareholder meetings by electronic means, so long as they do not preclude in-person meetings. Companies are encouraged to disclose the circumstances under which virtual-only[15] meetings would be held, and to allow for comparable rights and opportunities for shareholders to participate electronically as they would have during an in-person meeting.

Vote case-by-case on shareholder proposals concerning virtual-only meetings, considering:

•	Scope and rationale of the proposal; and

•	Concerns identified with the company’s prior meeting practices.

[15]	Virtual-only shareholder meeting” refers to a meeting of shareholders that is held exclusively using technology without a corresponding in-person meeting.

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4.	Capital/Restructuring

Capital

Adjustments to Par Value of Common Stock

Glenmede Policy Recommendation: Vote for management proposals to reduce the par value of common stock unless the action is being taken to facilitate an anti-takeover device or some other negative corporate governance action.

Vote for management proposals to eliminate par value.

Common Stock Authorization

General Authorization Requests

Glenmede Policy Recommendation: Vote case-by-case on proposals to increase the number of authorized shares of common stock that are to be used for general corporate purposes:

•	If share usage (outstanding plus reserved) is less than 50% of the current authorized shares, vote for an increase of up to 50% of current authorized shares.

•	If share usage is 50% to 100% of the current authorized, vote for an increase of up to 100% of current authorized shares.

•	If share usage is greater than current authorized shares, vote for an increase of up to the current share usage.

•	In the case of a stock split, the allowable increase is calculated (per above) based on the post-split adjusted authorization.

Generally vote against proposed increases, even if within the above ratios, if the proposal or the company’s prior or ongoing use of authorized shares is problematic, including, but not limited to:

•	The proposal seeks to increase the number of authorized shares of the class of common stock that has superior voting rights to other share classes;

•	On the same ballot is a proposal for a reverse split for which support is warranted despite the fact that it would result in an excessive increase in the share authorization;

•	The company has a non-shareholder approved poison pill (including an NOL pill); or

•

The company has previous sizeable placements (within the past 3 years) of stock with insiders at prices substantially below market value, or with problematic voting rights, without shareholder approval.

However, generally vote for proposed increases beyond the above ratios or problematic situations when there is disclosure of specific and severe risks to shareholders of not approving the request, such as:

•	In, or subsequent to, the company’s most recent 10-K filing, the company discloses that there is substantial doubt about its ability to continue as a going concern;

•	The company states that there is a risk of imminent bankruptcy or imminent liquidation if shareholders do not approve the increase in authorized capital; or

•	A government body has in the past year required the company to increase its capital ratios.

For companies incorporated in states that allow increases in authorized capital without shareholder approval, generally vote withhold or against all nominees if a unilateral capital authorization increase does not conform to the above policies.

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Specific Authorization Requests

Glenmede Policy Recommendation: Generally vote for proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with transaction(s) (such as acquisitions, SPAC transactions, private placements, or similar transactions) on the same ballot, or disclosed in the proxy statement, that warrant support. For such transactions, the allowable increase will be the greater of:

•	twice the amount needed to support the transactions on the ballot, and

•	the allowable increase as calculated for general issuances above.

Dual Class Structure

Glenmede Policy Recommendation: Generally vote against proposals to create a new class of common stock unless:

•	The company discloses a compelling rationale for the dual-class capital structure, such as:

•	The company’s auditor has concluded that there is substantial doubt about the company’s ability to continue as a going concern; or

•	The new class of shares will be transitory;

•	The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; and

•	The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.

Issue Stock for Use with Rights Plan

Glenmede Policy Recommendation: Vote against proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder- approved shareholder rights plan (poison pill).

Preemptive Rights

Glenmede Policy Recommendation: Vote case-by-case on shareholder proposals that seek preemptive rights, taking into consideration:

•	The size of the company;

•	The shareholder base; and

•	The liquidity of the stock.

Preferred Stock Authorization

General Authorization Requests

Glenmede Policy Recommendation: Vote case-by-case on proposals to increase the number of authorized shares of preferred stock that are to be used for general corporate purposes:

•	If share usage (outstanding plus reserved) is less than 50% of the current authorized shares, vote for an increase of up to 50% of current authorized shares.

•	If share usage is 50% to 100% of the current authorized, vote for an increase of up to 100% of current authorized shares.

•	If share usage is greater than current authorized shares, vote for an increase of up to the current share usage.

•	In the case of a stock split, the allowable increase is calculated (per above) based on the post-split adjusted authorization.

•	If no preferred shares are currently issued and outstanding, vote against the request, unless the company discloses a specific use for the shares.

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Generally vote against proposed increases, even if within the above ratios, if the proposal or the company’s prior or ongoing use of authorized shares is problematic, including, but not limited to:

•	If the shares requested are blank check preferred shares that can be used for antitakeover purposes;1616

•

The company seeks to increase a class of non-convertible preferred shares entitled to more than one vote per share on matters that do not solely affect the rights of preferred stockholders “supervoting shares”);

•

The company seeks to increase a class of convertible preferred shares entitled to a number of votes greater than the number of common shares into which they’re convertible (“supervoting shares”) on matters that do not solely affect the rights of preferred stockholders;

•	The stated intent of the increase in the general authorization is to allow the company to increase an existing designated class of supervoting preferred shares;

•	On the same ballot is a proposal for a reverse split for which support is warranted despite the fact that it would result in an excessive increase in the share authorization;

•	The company has a non-shareholder approved poison pill (including an NOL pill); or

•

The company has previous sizeable placements (within the past 3 years) of stock with insiders at prices substantially below market value, or with problematic voting rights, without shareholder approval.

However, generally vote for proposed increases beyond the above ratios or problematic situations when there is disclosure of specific and severe risks to shareholders of not approving the request, such as:

•	The stated intent of the increase in the general authorization is to allow the company to increase an existing designated class of supervoting preferred shares;

•	In, or subsequent to, the company’s most recent 10-K filing, the company discloses that there is substantial doubt about its ability to continue as a going concern;

•	The company states that there is a risk of imminent bankruptcy or imminent liquidation if shareholders do not approve the increase in authorized capital; or

•	A government body has in the past year required the company to increase its capital ratios.

For companies incorporated in states that allow increases in authorized capital without shareholder approval, generally vote withhold or against all nominees if a unilateral capital authorization increase does not conform to the above policies.

Specific Authorization Requests

Glenmede Policy Recommendation: Generally vote for proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with transaction(s) (such as acquisitions, SPAC transactions, private placements, or similar transactions) on the same ballot, or disclosed in the proxy statement, that warrant support. For such transactions, the allowable increase will be the greater of:

•	twice the amount needed to support the transactions on the ballot, and

•	the allowable increase as calculated for general issuances above.

Recapitalization Plans

Glenmede Policy Recommendation: Vote case-by-case on recapitalizations (reclassifications of securities), taking into account the following:

•	More simplified capital structure;

•	Enhanced liquidity;

[16]

To be acceptable, appropriate disclosure would be needed that the shares are “declawed”: i.e., representation by the board that it will not, without prior stockholder approval, issue or use the preferred stock for any defensive or anti-takeover purpose or for the purpose of implementing any stockholder rights plan.

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•	Fairness of conversion terms;

•	Impact on voting power and dividends;

•	Reasons for the reclassification;

•	Conflicts of interest; and

•	Other alternatives considered.

Reverse Stock Splits

Glenmede Policy Recommendation: Vote for management proposals to implement a reverse stock split if:

•	The number of authorized shares will be proportionately reduced; or

•	The effective increase in authorized shares is equal to or less than the allowable increase calculated in accordance with Glenmede’s Common Stock Authorization policy.

Vote case-by-case on proposals that do not meet either of the above conditions, taking into consideration the following factors:

•	Stock exchange notification to the company of a potential delisting;

•	Disclosure of substantial doubt about the company’s ability to continue as a going concern without additional financing;

•	The company’s rationale; or

•	Other factors as applicable.

Share Repurchase Programs

Glenmede Policy Recommendation: For U.S.-incorporated companies, and foreign-incorporated U.S. Domestic Issuers that are traded solely on U.S. exchanges, vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms, or to grant the board authority to conduct open-market repurchases, in the absence of company-specific concerns regarding:

•	Greenmail,

•	The use of buybacks to inappropriately manipulate incentive compensation metrics,

•	Threats to the company’s long-term viability, or

•	Other company-specific factors as warranted.

Vote case-by-case on proposals to repurchase shares directly from specified shareholders, balancing the stated rationale against the possibility for the repurchase authority to be misused, such as to repurchase shares from insiders at a premium to market price.

Stock Distributions: Splits and Dividends

Glenmede Policy Recommendation: Generally vote for management proposals to increase the common share authorization for stock split or stock dividend, provided that the effective increase in authorized shares is equal to or is less than the allowable increase calculated in accordance with Glenmede’s Common Stock Authorization policy.

Tracking Stock

Glenmede Policy Recommendation: Vote case-by-case on the creation of tracking stock, weighing the strategic value of the transaction against such factors as:

•	Adverse governance changes;

•	Excessive increases in authorized capital stock;

•	Unfair method of distribution;

•	Diminution of voting rights;

•	Adverse conversion features;

•	Negative impact on stock option plans; and

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•	Alternatives such as spin-off.

Share Issuance Mandates at U.S. Domestic Issuers Incorporated Outside the U.S.

Glenmede Policy Recommendation: For U.S. domestic issuers incorporated outside the U.S. and listed solely on a U.S. exchange, generally vote for resolutions to authorize the issuance of common shares up to 20 percent of currently issued common share capital, where not tied to a specific transaction or financing proposal.

For pre-revenue or other early-stage companies that are heavily reliant on periodic equity financing, generally vote for resolutions to authorize the issuance of common shares up to 50 percent of currently issued common share capital. The burden of proof will be on the company to establish that it has a need for the higher limit.

Renewal of such mandates should be sought at each year’s annual meeting.

Vote case-by-case on share issuances for a specific transaction or financing proposal.

Restructuring

Appraisal Rights

Glenmede Policy Recommendation: Vote for proposals to restore or provide shareholders with rights of appraisal.

Asset Purchases

Glenmede Policy Recommendation: Vote case-by-case on asset purchase proposals, considering the following factors:

•	Purchase price;

•	Fairness opinion;

•	Financial and strategic benefits;

•	How the deal was negotiated;

•	Conflicts of interest;

•	Other alternatives for the business;

•	Non-completion risk.

Asset Sales

Glenmede Policy Recommendation: Vote case-by-case on asset sales, considering the following factors:

•	Impact on the balance sheet/working capital;

•	Potential elimination of diseconomies;

•	Anticipated financial and operating benefits;

•	Anticipated use of funds;

•	Value received for the asset;

•	Fairness opinion;

•	How the deal was negotiated;

•	Conflicts of interest.

Bundled Proposals

Glenmede Policy Recommendation: Vote case-by-case on bundled or “conditional” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.

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Conversion of Securities

Glenmede Policy Recommendation: Vote case-by-case on proposals regarding conversion of securities. When evaluating these proposals, the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

Vote for the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans

Glenmede Policy Recommendation: Vote case-by-case on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan, after evaluating:

•	Dilution to existing shareholders’ positions;

•	Terms of the offer - discount/premium in purchase price to investor, including any fairness opinion; termination penalties; exit strategy;

•	Financial issues - company’s financial situation; degree of need for capital; use of proceeds; effect of the financing on the company’s cost of capital;

•	Management’s efforts to pursue other alternatives;

•	Control issues - change in management; change in control, guaranteed board and committee seats; standstill provisions; voting agreements; veto power over certain corporate actions; and

•	Conflict of interest - arm’s length transaction, managerial incentives.

Vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Formation of Holding Company

Glenmede Policy Recommendation: Vote case-by-case on proposals regarding the formation of a holding company, taking into consideration the following:

•	The reasons for the change;

•	Any financial or tax benefits;

•	Regulatory benefits;

•	Increases in capital structure; and

•	Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend for the transaction, vote against the formation of a holding company if the transaction would include either of the following:

•	Increases in common or preferred stock in excess of the allowable maximum (see discussion under “Capital”); or

•	Adverse changes in shareholder rights.

Going Private and Going Dark Transactions (LBOs and Minority Squeeze-outs)

Glenmede Policy Recommendation: Vote case-by-case on going private transactions, taking into account the following:

•	Offer price/premium;

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•	Fairness opinion;

•	How the deal was negotiated;

•	Conflicts of interest;

•	Other alternatives/offers considered; and

•	Non-completion risk.

Vote case-by-case on going dark transactions, determining whether the transaction enhances shareholder value by taking into consideration:

•	Whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock);

•	Balanced interests of continuing vs. cashed-out shareholders, taking into account the following:

•	Are all shareholders able to participate in the transaction?

•	Will there be a liquid market for remaining shareholders following the transaction?

•	Does the company have strong corporate governance?

•	Will insiders reap the gains of control following the proposed transaction?

•	Does the state of incorporation have laws requiring continued reporting that may benefit shareholders?

Joint Ventures

Glenmede Policy Recommendation: Vote case-by-case on proposals to form joint ventures, taking into account the following:

•	Percentage of assets/business contributed;

•	Percentage ownership;

•	Financial and strategic benefits;

•	Governance structure;

•	Conflicts of interest;

•	Other alternatives; and

•	Non-completion risk.

Liquidations

Glenmede Policy Recommendation: Vote case-by-case on liquidations, taking into account the following:

•	Management’s efforts to pursue other alternatives;

•	Appraisal value of assets; and

•	The compensation plan for executives managing the liquidation.

Vote for the liquidation if the company will file for bankruptcy if the proposal is not approved.

Mergers and Acquisitions

Glenmede Policy Recommendation: Vote case-by-case on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

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•

Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger.

•

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Private Placements/Warrants/Convertible Debentures

Glenmede Policy Recommendation: Vote case-by-case on proposals regarding private placements, warrants, and convertible debentures taking into consideration:

•

Dilution to existing shareholders’ position: The amount and timing of shareholder ownership dilution should be weighed against the needs and proposed shareholder benefits of the capital infusion. Although newly issued common stock, absent preemptive rights, is typically dilutive to existing shareholders, share price appreciation is often the necessary event to trigger the exercise of “out of the money” warrants and convertible debt. In these instances from a value standpoint, the negative impact of dilution is mitigated by the increase in the company’s stock price that must occur to trigger the dilutive event.

•	Terms of the offer (discount/premium in purchase price to investor, including any fairness opinion, conversion features, termination penalties, exit strategy):

•

The terms of the offer should be weighed against the alternatives of the company and in light of company’s financial condition. Ideally, the conversion price for convertible debt and the exercise price for warrants should be at a premium to the then prevailing stock price at the time of private placement.

•

When evaluating the magnitude of a private placement discount or premium, consider factors that influence the discount or premium, such as, liquidity, due diligence costs, control and monitoring costs, capital scarcity, information asymmetry and anticipation of future performance.

•	Financial issues:

•	The company’s financial condition;

•	Degree of need for capital;

•	Use of proceeds;

•	Effect of the financing on the company’s cost of capital;

•	Current and proposed cash burn rate;

•	Going concern viability and the state of the capital and credit markets.

•

Management’s efforts to pursue alternatives and whether the company engaged in a process to evaluate alternatives: A fair, unconstrained process helps to ensure the best price for shareholders. Financing alternatives can include joint ventures, partnership, merger or sale of part or all of the company.

•	Control issues:

•	Change in management;

•	Change in control;

•	Guaranteed board and committee seats;

•	Standstill provisions;

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•	Voting agreements;

•	Veto power over certain corporate actions; and

•	Minority versus majority ownership and corresponding minority discount or majority control premium

•	Conflicts of interest:

•	Conflicts of interest should be viewed from the perspective of the company and the investor.

•	Were the terms of the transaction negotiated at arm’s length? Are managerial incentives aligned with shareholder interests?

•	Market reaction:

•	The market’s response to the proposed deal. A negative market reaction is a cause for concern. Market reaction may be addressed by analyzing the one day impact on the unaffected stock price.

Vote for the private placement, or for the issuance of warrants and/or convertible debentures in a private placement, if it is expected that the company will file for bankruptcy if the transaction is not approved.

Reorganization/Restructuring Plan (Bankruptcy)

Glenmede Policy Recommendation: Vote case-by-case on proposals to common shareholders on bankruptcy plans of reorganization, considering the following factors including, but not limited to:

•	Estimated value and financial prospects of the reorganized company;

•	Percentage ownership of current shareholders in the reorganized company;

•	Whether shareholders are adequately represented in the reorganization process (particularly through the existence of an official equity committee);

•	The cause(s) of the bankruptcy filing, and the extent to which the plan of reorganization addresses the cause(s);

•	Existence of a superior alternative to the plan of reorganization; and

•	Governance of the reorganized company.

Special Purpose Acquisition Corporations (SPACs)

Glenmede Policy Recommendation: Vote case-by-case on SPAC mergers and acquisitions taking into account the following:

•

Valuation—Is the value being paid by the SPAC reasonable? SPACs generally lack an independent fairness opinion and the financials on the target may be limited. Compare the conversion price with the intrinsic value of the target company provided in the fairness opinion. Also, evaluate the proportionate value of the combined entity attributable to the SPAC IPO shareholders versus the pre-merger value of SPAC. Additionally, a private company discount may be applied to the target, if it is a private entity.

•

Market reaction—How has the market responded to the proposed deal? A negative market reaction may be a cause for concern. Market reaction may be addressed by analyzing the one-day impact on the unaffected stock price.

•

Deal timing—A main driver for most transactions is that the SPAC charter typically requires the deal to be complete within 18 to 24 months, or the SPAC is to be liquidated. Evaluate the valuation, market reaction, and potential conflicts of interest for deals that are announced close to the liquidation date.

•	Negotiations and process—What was the process undertaken to identify potential target companies within specified industry or location specified in charter? Consider the background of the sponsors.

•

Conflicts of interest—How are sponsors benefiting from the transaction compared to IPO shareholders? Potential conflicts could arise if a fairness opinion is issued by the insiders to qualify the deal rather than a third party or if management is encouraged to pay a higher price for the target because of an 80% rule (the charter requires that the fair market value of the target is at least equal to 80% of net assets of the SPAC).

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Also, there may be sense of urgency by the management team of the SPAC to close the deal since its charter typically requires a transaction to be completed within the 18-24 month timeframe.

•	Voting agreements—Are the sponsors entering into enter into any voting agreements/ tender offers with shareholders who are likely to vote against the proposed merger or exercise conversion rights?

•	Governance—What is the impact of having the SPAC CEO or founder on key committees following the proposed merger?

Special Purpose Acquisition Corporations (SPACs) - Proposals for Extensions

Glenmede Policy Recommendation: Vote case-by-case on SPAC extension proposals taking into account the length of the requested extension, the status of any pending transaction(s) or progression of the acquisition process, any added incentive for non-redeeming shareholders, and any prior extension requests.

•	Length of request: Typically, extension requests range from two to six months, depending on the progression of the SPAC’s acquistion process.

•

Pending transaction(s) or progression of the acquisition process: Sometimes an intial business combination was already put to a shareholder vote, but, for varying reasons, the transaction could not be consummated by the termination date and the SPAC is requesting an extension. Other times, the SPAC has entered into a definitive transaction agreement, but needs additional time to consummate or hold the shareholder meeting.

•

Added incentive for non-redeeming shareholders: Sometimes the SPAC sponsor (or other insiders) will contribute, typically as a loan to the company, additional funds that will be added to the redemption value of each public share as long as such shares are not redeemed in connection with the extension request. The purpose of the “equity kicker” is to incentivize shareholders to hold their shares through the end of the requested extension or until the time the transaction is put to a shareholder vote, rather than electing redeemption at the extension proposal meeting.

•	Prior extension requests: Some SPACs request additional time beyond the extension period sought in prior extension requests.

Spin-offs

Glenmede Policy Recommendation: Vote case-by-case on spin-offs, considering:

•	Tax and regulatory advantages;

•	Planned use of the sale proceeds;

•	Valuation of spinoff;

•	Fairness opinion;

•	Benefits to the parent company;

•	Conflicts of interest;

•	Managerial incentives;

•	Corporate governance changes;

•	Changes in the capital structure.

Value Maximization Shareholder Proposals

Glenmede Policy Recommendation: Vote case-by-case on shareholder proposals seeking to maximize shareholder value by:

•	Hiring a financial advisor to explore strategic alternatives;

•	Selling the company; or

•	Liquidating the company and distributing the proceeds to shareholders.

These proposals should be evaluated based on the following factors:

•	Prolonged poor performance with no turnaround in sight;

•	Signs of entrenched board and management (such as the adoption of takeover defenses);

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•	Strategic plan in place for improving value;

•	Likelihood of receiving reasonable value in a sale or dissolution; and

•	The company actively exploring its strategic options, including retaining a financial advisor.

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5.	Compensation

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.

Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

3.

Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

4.

Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

5.

Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation—Management Proposals (Management Say-on-Pay)

Glenmede Policy Recommendation: Vote case-by-case on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

Vote against Advisory Votes on Executive Compensation (Say-on-Pay or “SOP”) if:

•	There is an unmitigated misalignment between CEO pay and company performance (pay for performance);

•	The company maintains significant problematic pay practices;

•	The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote against or withhold from the members of the compensation committee and potentially the full board if:

•

There is no SOP on the ballot, and an against vote on an SOP is warranted due to pay for performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;

•	The board fails to respond adequately to a previous SOP proposal that received less than 70 percent support of votes cast;

•	The company has recently practiced or approved problematic pay practices, such as option repricing or option backdating; or

•	The situation is egregious.

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Primary Evaluation Factors for Executive Pay

Pay-for-Performance Evaluation

Glenmede Policy annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the Russell 3000 or Russell 3000E Indices17, this analysis considers the following:

1.	Peer Group[18] Alignment:

•	The degree of alignment between the company’s annualized TSR rank and the CEO’s annualized total pay rank within a peer group, each measured over a three-year period.

•	The rankings of CEO total pay and company financial performance within a peer group, each measured over a three-year period.

•	The multiple of the CEO’s total pay relative to the peer group median in the most recent fiscal year.

2.

Absolute Alignment[19] – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of companies outside the Russell indices, misaligned pay and performance are otherwise suggested, our analysis may include any of the following qualitative factors, as relevant to evaluating how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:

•	The ratio of performance- to time-based incentive awards;

•	The overall ratio of performance-based compensation;

•	The rigor of performance goals;

•	The complexity and risks around pay program design;

•	The transparency and clarity of disclosure;

•	The company’s peer group benchmarking practices;

•	Financial/operational results, both absolute and relative to peers;

•	Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e.g., bi-annual awards);

•	Realizable pay[20] compared to grant pay; and

•	Any other factors deemed relevant.

[17]	The Russell 3000E Index includes approximately 4,000 of the largest U.S. equity securities.

[18]

The revised peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for certain financial firms), GICS industry group, and company’s selected peers’ GICS industry group, with size constraints, via a process designed to select peers that are comparable to the subject company in terms of revenue/assets and industry, and also within a market cap bucket that is reflective of the company’s. For Oil, Gas & Consumable Fuels companies, market cap is the only size determinant.

[19]	Only Russell 3000 Index companies are subject to the Absolute Alignment analysis.

[20]	Glenmede Policy research reports include realizable pay for S&P1500 companies.

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Problematic Pay Practices

Problematic pay elements are generally evaluated case-by-case considering the context of a company’s overall pay program and demonstrated pay-for-performance philosophy. The focus is on executive compensation practices that contravene the global pay principles, including:

•	Problematic practices related to non-performance-based compensation elements;

•	Incentives that may motivate excessive risk-taking or present a windfall risk; and

•	Pay decisions that circumvent pay-for-performance, such as options backdating or waiving performance requirements.

The list of examples below highlights certain problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

•	Repricing or replacing of underwater stock options/SARs without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);

•	Extraordinary perquisites or tax gross-ups;

•	New or materially amended agreements that provide for:

•	Excessive termination or CIC severance payments (generally exceeding 3 times base salary and average/target/most recent bonus);

•	CIC severance payments without involuntary job loss or substantial diminution of duties (“single” or “modified single” triggers) or in connection with a problematic Good Reason definition;

•	CIC excise tax gross-up entitlements (including “modified” gross-ups);

•	Multi-year guaranteed awards that are not at risk due to rigorous performance conditions;

•	Liberal CIC definition combined with any single-trigger CIC benefits;

•	Insufficient executive compensation disclosure by externally-managed issuers (EMIs) such that a reasonable assessment of pay programs and practices applicable to the EMI’s executives is not possible;

•	Severance payments made when the termination is not clearly disclosed as involuntary (for example, a termination without cause or resignation for good reason);

•	Any other provision or practice deemed to be egregious and present a significant risk to investors.

The above examples are not an exhaustive list. Please refer to ISS’ Compensation Policies FAQ document for additional detail on specific pay practices that have been identified as problematic and may lead to negative vote recommendations.

Options Backdating

The following factors should be examined case-by-case to allow for distinctions to be made between “sloppy” plan administration versus deliberate action or fraud:

•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

•	Duration of options backdating;

•	Size of restatement due to options backdating;

•	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and

•	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

Compensation Committee Communications and Responsiveness

Consider the following factors case-by-case when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:

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•	Failure to respond to majority-supported shareholder proposals on executive pay topics; or

•	Failure to adequately respond to the company’s previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:

•	The company’s response, including:

•

Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support (including the timing and frequency of engagements and whether independent directors participated);

•	Disclosure of the specific concerns voiced by dissenting shareholders that led to the say-on-pay opposition;

•	Disclosure of specific and meaningful actions taken to address shareholders’ concerns;

•	Other recent compensation actions taken by the company;

•	Whether the issues raised are recurring or isolated;

•	The company’s ownership structure; and

•	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Frequency of Advisory Vote on Executive Compensation (“Say When on Pay”)

Glenmede Policy Recommendation: Vote for annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies’ executive pay programs.

Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale

Glenmede Policy Recommendation: Vote case-by-case on say on Golden Parachute proposals, including consideration of existing change-in-control arrangements maintained with named executive officers rather than focusing primarily on new or extended arrangements.

Features that may result in an “against” recommendation include one or more of the following, depending on the number, magnitude, and/or timing of issue(s):

•	Single- or modified-single-trigger cash severance;

•	Single-trigger acceleration of unvested equity awards;

•	Full acceleration of equity awards granted shortly before the change in control;

•	Acceleration of performance awards above the target level of performance without compelling rationale;

•	Excessive cash severance (>3x base salary and bonus);

•	Excise tax gross-ups triggered and payable;

•	Excessive golden parachute payments (on an absolute basis or as a percentage of transaction equity value); or

•

Recent amendments that incorporate any problematic features (such as those above) or recent actions (such as extraordinary equity grants) that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders; or

•	The company’s assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.

Recent amendment(s) that incorporate problematic features will tend to carry more weight on the overall analysis. However, the presence of multiple legacy problematic features will also be closely scrutinized.

In cases where the golden parachute vote is incorporated into a company’s advisory vote on compensation (management say-on-pay), the say-on-pay proposal will be evaluated in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

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Equity-Based and Other Incentive Plans

Please refer to Glenmede’s U.S. Equity Compensation Plans FAQ document for additional details on the Equity Plan Scorecard policy.

Glenmede Policy Recommendation: Vote case-by-case on certain equity-based compensation plans[21] depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated using an “Equity Plan Scorecard” (EPSC) approach with three pillars:

•

Plan Cost: The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:

•	SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and

•	SVT based only on new shares requested plus shares remaining for future grants.

•	Plan Features:

•	Quality of disclosure around vesting upon a change in control (CIC);

•	Discretionary vesting authority;

•	Liberal share recycling on various award types;

•	Lack of minimum vesting period for grants made under the plan;

•	Dividends payable prior to award vesting.

•	Grant Practices:

•	The company’s three year burn rate relative to its industry/market cap peers;

•	Vesting requirements in CEO’S recent equity grants (3-year look-back);

•	The estimated duration of the plan (based on the sum of shares remaining available and the new shares requested, divided by the average annual shares granted in the prior three years);

•	The proportion of the CEO’s most recent equity grants/awards subject to performance conditions;

•	Whether the company maintains a sufficient claw-back policy;

•	Whether the company maintains sufficient post exercise/vesting share-holding requirements.

Generally vote against the plan proposal if the combination of above factors indicates that the plan is not, overall, in shareholders’ interests, or if any of the following egregious factors (“overriding factors”) apply:

•	Awards may vest in connection with a liberal change-of-control definition;

•

The plan would permit repricing or cash buyout of underwater options without shareholder approval (either by expressly permitting it – for NYSE and Nasdaq listed companies — or by not prohibiting it when the company has a history of repricing – for non-listed companies);

•	The plan is a vehicle for problematic pay practices or a significant pay-for-performance disconnect under certain circumstances;

•	The plan is excessively dilutive to shareholders’ holdings;

•	The plan contains an evergreen (automatic share replenishment) feature; or

•	Any other plan features are determined to have a significant negative impact on shareholder interests.

[21]

Proposals evaluated under the EPSC policy generally include those to approve or amend (1) stock option plans for employees and/or employees and directors, (2) restricted stock plans for employees and/or employees and directors, and (3) omnibus stock incentive plans for employees and/or employees and directors; amended plans will be further evaluated case-by-case.

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Further Information on certain EPSC Factors

Shareholder Value Transfer (SVT)

The cost of the equity plans is expressed as Shareholder Value Transfer (SVT), which is measured using a binomial option pricing model that assesses the amount of shareholders’ equity flowing out of the company to employees and directors. SVT is expressed as both a dollar amount and as a percentage of market value, and includes the new shares proposed, shares available under existing plans, and shares granted but unexercised (using two measures, in the case of plans subject to the Equity Plan Scorecard evaluation, as noted above). All award types are valued. For omnibus plans, unless limitations are placed on the most expensive types of awards (for example, full value awards), the assumption is made that all awards to be granted will be the most expensive types.

For proposals subject to Equity Plan Scorecard evaluation, Shareholder Value Transfer is reasonable if it falls below a company-specific benchmark. The benchmark is determined as follows: The top quartile performers in each industry group (using the Global Industry Classification Standard: GICS) are identified. Benchmark SVT levels for each industry are established based on these top performers’ historic SVT. Regression analyses are run on each industry group to identify the variables most strongly correlated to SVT. The benchmark industry SVT level is then adjusted upwards or downwards for the specific company by plugging the company-specific performance measures, size and cash compensation into the industry cap equations to arrive at the company’s benchmark.22

Three-Year Value-Adjusted Burn Rate

A “Value-Adjusted Burn Rate” is used for stock plan evaluations. Value-Adjusted Burn Rate benchmarks are calculated as the greater of: (1) an industry-specific threshold based on three-year burn rates within the company’s GICS group segmented by S&P 500, Russell 3000 index (less the S&P 500) and non-Russell 3000 index; and (2) a de minimis threshold established separately for each of the S&P 500, the Russell 3000 index less the S&P 500, and the non-Russell 3000 index. Year-over-year burn-rate benchmark changes will be limited to a predetermined range above or below the prior year’s burn-rate benchmark.

The Value-Adjusted Burn Rate will be calculated as follows:

Value-Adjusted Burn Rate = ((# of options * option’s dollar value using a BlackScholes model) + (# of full-value awards * stock price)) / (Weighted average common shares * stock price).

Egregious Factors

Liberal Change in Control Definition

Generally vote against equity plans if the plan has a liberal definition of change in control and the equity awards could vest upon such liberal definition of change-in-control, even though an actual change in control may not occur. Examples of such a definition include, but are not limited to, announcement or commencement of a tender offer, provisions for acceleration upon a “potential” takeover, shareholder approval of a merger or other transactions, or similar language.

[22]	For plans evaluated under the Equity Plan Scorecard policy, the company’s SVT benchmark is considered along with other factors.

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Repricing Provisions

Vote against plans that expressly permit the repricing or exchange of underwater stock options/stock appreciate rights (SARs) without prior shareholder approval. “Repricing” includes the ability to do any of the following:

•	Amend the terms of outstanding options or SARs to reduce the exercise price of such outstanding options or SARs;

•	Cancel outstanding options or SARs in exchange for options or SARs with an exercise price that is less than the exercise price of the original options or SARs;

•	Cancel underwater options in exchange for stock awards; or

•	Provide cash buyouts of underwater options.

While the above cover most types of repricing, Glenmede Policy may view other provisions as akin to repricing depending on the facts and circumstances.

Also, vote against or withhold from members of the Compensation Committee who approved repricing (as defined above or otherwise determined by Glenmede Policy) without prior shareholder approval, even if such repricings are allowed in their equity plan.

Vote against plans that do not expressly prohibit repricing or cash buyout of underwater options without shareholder approval if the company has a history of repricing/buyouts without shareholder approval, and the applicable listing standards would not preclude them from doing so.

Problematic Pay Practices or Significant Pay-for-Performance Disconnect

If the equity plan on the ballot is a vehicle for problematic pay practices, vote against the plan.

If a significant portion of the CEO’s misaligned pay is attributed to non-performance-based equity awards, and there is an equity plan on the ballot with the CEO as one of the participants, Glenmede Policy may recommend a vote against the equity plan. Considerations in voting against the equity plan may include, but are not limited to:

•	Magnitude of pay misalignment;

•	Contribution of non–performance-based equity grants to overall pay; and

•	The proportion of equity awards granted in the last three fiscal years concentrated at the named executive officer level.

Specific Treatment of Certain Award Types in Equity Plan Evaluations

Dividend Equivalent Rights

Options that have Dividend Equivalent Rights (DERs) associated with them will have a higher calculated award value than those without DERs under the binomial model, based on the value of these dividend streams. The higher value will be applied to new shares, shares available under existing plans, and shares awarded but not exercised per the plan specifications. DERS transfer more shareholder equity to employees and non-employee directors and this cost should be captured.

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Operating Partnership (OP) Units in Equity Plan Analysis of Real Estate Investment Trusts (REITs)

For Real Estate Investment Trusts (REITS), include the common shares issuable upon conversion of outstanding Operating Partnership (OP) units in the share count for the purposes of determining: (1) market capitalization in the Shareholder Value Transfer (SVT) analysis and (2) shares outstanding in the burn rate analysis.

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Other Compensation Plans

401(k) Employee Benefit Plans

Glenmede Policy Recommendation: Vote for proposals to implement a 401(k) savings plan for employees.

Employee Stock Ownership Plans (ESOPs)

Glenmede Policy Recommendation: Vote for proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares).

Employee Stock Purchase Plans—Qualified Plans

Glenmede Policy Recommendation: Vote case-by-case on qualified employee stock purchase plans. Vote for employee stock purchase plans where all of the following apply:

•	Purchase price is at least 85 percent of fair market value;

•	Offering period is 27 months or less; and

•	The number of shares allocated to the plan is 10 percent or less of the outstanding shares.

Vote against qualified employee stock purchase plans where any of the following apply:

•	Purchase price is less than 85 percent of fair market value; or

•	Offering period is greater than 27 months; or

•	The number of shares allocated to the plan is more than ten percent of the outstanding shares.

Employee Stock Purchase Plans—Non-Qualified Plans

Glenmede Policy Recommendation: Vote case-by-case on nonqualified employee stock purchase plans. Vote for nonqualified employee stock purchase plans with all the following features:

•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

•	No discount on the stock price on the date of purchase when there is a company matching contribution.

Vote against nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution or effective discount exceeds the above, Glenmede Policy may evaluate the SVT cost as part of the assessment.

Amending Cash and Equity Plans (including Approval for Tax Deductibility (162(m))

Glenmede Policy Recommendation: Vote case-by-case on amendments to cash and equity incentive plans.

Generally vote for proposals to amend executive cash, stock, or cash and stock incentive plans if the proposal:

•	Addresses administrative features only; or

•

Seeks approval for Section 162(m) purposes only, and the plan administering committee consists entirely of independent outsiders, per Glenmede Policy’s Classification of Directors. Note that if the company is presenting the plan to shareholders for the first time after the company’s initial public offering (IPO), or if the proposal is bundled with other material plan amendments, then the recommendation will be case-by-case (see below).

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Vote against such proposals to amend executive cash, stock, or cash and stock incentive plans if the proposal:

•	Seeks approval for Section 162(m) purposes only, and the plan administering committee does not consist entirely of independent outsiders, per Glenmede Policy’s Classification of Directors.

Vote case-by-case on all other proposals to amend cash incentive plans. This includes plans presented to shareholders for the first time after the company’s IPO and/or proposals that bundle material amendment(s) other than those for Section 162(m) purposes

Vote case-by-case on all other proposals to amend equity incentive plans, considering the following:

•

If the proposal requests additional shares and/or the amendments may potentially increase the transfer of shareholder value to employees, the recommendation will be based on the Equity Plan Scorecard evaluation as well as an analysis of the overall impact of the amendments.

•

If the plan is being presented to shareholders for the first time after the company’s IPO, whether or not additional shares are being requested, the recommendation will be based on the Equity Plan Scorecard evaluation as well as an analysis of the overall impact of any amendments.

•

If there is no request for additional shares and the amendments are not deemed to potentially increase the transfer of shareholder value to employees, then the recommendation will be based entirely on an analysis of the overall impact of the amendments, and the EPSC evaluation will be shown for informational purposes.

Option Exchange Programs/Repricing Options

Glenmede Policy Recommendation: Vote case-by-case on management proposals seeking approval to exchange/reprice options taking into consideration:

•	Historic trading patterns—the stock price should not be so volatile that the options are likely to be back “in- the-money” over the near term;

•	Rationale for the re-pricing—was the stock price decline beyond management’s control?

•	Is this a value-for-value exchange?

•	Are surrendered stock options added back to the plan reserve?

•	Timing—repricing should occur at least one year out from any precipitous drop in company’s stock price;

•	Option vesting—does the new option vest immediately or is there a black-out period?

•	Term of the option—the term should remain the same as that of the replaced option;

•	Exercise price—should be set at fair market or a premium to market;

•	Participants—executive officers and directors must be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.

In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. and warrants additional scrutiny. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote for shareholder proposals to put option repricings to a shareholder vote.

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Stock Plans in Lieu of Cash

Glenmede Policy Recommendation: Vote case-by-case on plans that provide participants with the option of taking all or a portion of their cash compensation in the form of stock.

Vote for non-employee director-only equity plans that provide a dollar-for-dollar cash-for-stock exchange.

Vote case-by-case on plans which do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation, no adjustments will be made to carve out the in-lieu-of cash compensation.

Transfer Stock Option (TSO) Programs

Glenmede Policy Recommendation: One-time Transfers: Vote against or withhold from compensation committee members if they fail to submit one-time transfers to shareholders for approval.

Vote case-by-case on one-time transfers. Vote for if:

•	Executive officers and non-employee directors are excluded from participating;

•

Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models;

•	There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.

Additionally, management should provide a clear explanation of why options are being transferred to a third-party institution and whether the events leading up to a decline in stock price were beyond management’s control. A review of the company’s historic stock price volatility should indicate if the options are likely to be back “in-the-money” over the near term.

Ongoing TSO program: Vote against equity plan proposals if the details of ongoing TSO programs are not provided to shareholders. Since TSOs will be one of the award types under a stock plan, the ongoing TSO program, structure and mechanics must be disclosed to shareholders. The specific criteria to be considered in evaluating these proposals include, but not limited, to the following:

•	Eligibility;

•	Vesting;

•	Bid-price;

•	Term of options;

•	Cost of the program and impact of the TSOs on company’s total option expense

•	Option repricing policy.

Amendments to existing plans that allow for introduction of transferability of stock options should make clear that only options granted post-amendment shall be transferable.

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Director Compensation

Shareholder Ratification of Director Pay Programs

Glenmede Policy Recommendation: Vote case-by-case on management proposals seeking ratification of non-employee director compensation, based on the following factors:

•	If the equity plan under which non-employee director grants are made is on the ballot, whether or not it warrants support; and

•	An assessment of the following qualitative factors:

•	The relative magnitude of director compensation as compared to companies of a similar profile;

•	The presence of problematic pay practices relating to director compensation;

•	Director stock ownership guidelines and holding requirements;

•	Equity award vesting schedules;

•	The mix of cash and equity-based compensation;

•	Meaningful limits on director compensation;

•	The availability of retirement benefits or perquisites; and

•	The quality of disclosure surrounding director compensation.

Equity Plans for Non-Employee Directors

Glenmede Policy Recommendation: Vote case-by-case on compensation plans for non-employee directors, based on:

•

The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants;

•	The company’s three-year burn rate relative to its industry/market cap peers; and

•	The presence of any egregious plan features (such as an option repricing provision or liberal CIC vesting risk).

On occasion, director stock plans will exceed the plan cost or burn rate benchmarks when combined with employee or executive stock plans. In such cases, vote case-by-case on the plan taking into consideration the following qualitative factors:

•	The relative magnitude of director compensation as compared to companies of a similar profile;

•	The presence of problematic pay practices relating to director compensation;

•	Director stock ownership guidelines and holding requirements;

•	Equity award vesting schedules;

•	The mix of cash and equity-based compensation;

•	Meaningful limits on director compensation;

•	The availability of retirement benefits or perquisites; and

•	The quality of disclosure surrounding director compensation.

Non-Employee Director Retirement Plans

Glenmede Policy Recommendation: Vote against retirement plans for non-employee directors.

Vote for shareholder proposals to eliminate retirement plans for non-employee directors.

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Shareholder Proposals on Compensation

Adopt Anti-Hedging/Pledging/Speculative Investments Policy

Glenmede Policy Recommendation: Generally vote for proposals seeking a policy that prohibits named executive officers from engaging in derivative or speculative transactions involving company stock, including hedging, holding stock in a margin account, or pledging stock as collateral for a loan. However, the company’s existing policies regarding responsible use of company stock will be considered.

Bonus Banking/Bonus Banking “Plus”

Glenmede Policy Recommendation: Vote case-by-case on proposals seeking deferral of a portion of annual bonus pay, with ultimate payout linked to sustained results for the performance metrics on which the bonus was earned (whether for the named executive officers or a wider group of employees), taking into account the following factors:

•	The company’s past practices regarding equity and cash compensation;

•	Whether the company has a holding period or stock ownership requirements in place, such as a meaningful retention ratio (at least 50 percent for full tenure); and

•	Whether the company has a rigorous claw-back policy in place.

Compensation Consultants—Disclosure of Board or Company’s Utilization

Glenmede Policy Recommendation: Generally vote for shareholder proposals seeking disclosure regarding the company, board, or compensation committee’s use of compensation consultants, such as company name, business relationship(s), and fees paid.

Disclosure/Setting Levels or Types of Compensation for Executives and Directors

Glenmede Policy Recommendation: Generally vote for shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

Vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

Vote against shareholder proposals seeking to eliminate stock options or any other equity grants to employees or directors.

Vote against shareholder proposals requiring director fees be paid in stock only.

Generally vote against shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Vote case-by-case on all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.

Golden Coffins/Executive Death Benefits

Glenmede Policy Recommendation: Generally vote for proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals that the broad-based employee population is eligible.

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Hold Equity Past Retirement or for a Significant Period of Time

Glenmede Policy Recommendation: Vote case-by-case on shareholder proposals asking companies to adopt policies requiring senior executive officers to retain a portion of net shares acquired through compensation plans. The following factors will be taken into account:

•	The percentage/ratio of net shares required to be retained;

•	The time period required to retain the shares;

•	Whether the company has equity retention, holding period, and/or stock ownership requirements in place and the robustness of such requirements;

•	Whether the company has any other policies aimed at mitigating risk taking by executives;

•	Executives’ actual stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s existing requirements; and

Pay Disparity

Glenmede Policy Recommendation: Generally vote case-by-case on proposals calling for an analysis of the pay disparity between corporate executives and other non-executive employees.

Pay for Performance/Performance-Based Awards

Glenmede Policy Recommendation: Vote case-by-case on shareholder proposals requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based and requesting that the board adopt and disclose challenging performance metrics to shareholders, based on the following analytical steps:

•

First, vote for shareholder proposals advocating the use of performance-based equity awards, such as performance contingent options or restricted stock, indexed options or premium-priced options, unless the proposal is overly restrictive or if the company has demonstrated that it is using a “substantial” portion of performance-based awards for its top executives. Standard stock options and performance-accelerated awards do not meet the criteria to be considered as performance-based awards. Further, premium-priced options should have a meaningful premium to be considered performance-based awards.

•

Second, assess the rigor of the company’s performance-based equity program. If the bar set for the performance-based program is too low based on the company’s historical or peer group comparison, generally vote for the proposal. Furthermore, if target performance results in an above target payout, vote for the shareholder proposal due to program’s poor design. If the company does not disclose the performance metric of the performance-based equity program, vote for the shareholder proposal regardless of the outcome of the first step to the test.

In general, vote for the shareholder proposal if the company does not meet both of the above two steps.

Pay for Superior Performance

Glenmede Policy Recommendation: Vote case-by-case on shareholder proposals that request the board establish a pay-for-superior performance standard in the company’s executive compensation plan for senior executives. These proposals generally include the following principles:

•	Set compensation targets for the plan’s annual and long-term incentive pay components at or below the peer group median;

•	Deliver a majority of the plan’s target long-term compensation through performance-vested, not simply time- vested, equity awards;

•

Provide the strategic rationale and relative weightings of the financial and non-financial performance metrics or criteria used in the annual and performance-vested long-term incentive components of the plan;

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•	Establish performance targets for each plan financial metric relative to the performance of the company’s peer companies;

•

Limit payment under the annual and performance-vested long-term incentive components of the plan to when the company’s performance on its selected financial performance metrics exceeds peer group median performance.

Consider the following factors in evaluating this proposal:

•	What aspects of the company’s annual and long-term equity incentive programs are performance driven?

•

If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?

•	Can shareholders assess the correlation between pay and performance based on the current disclosure?

•	What type of industry and stage of business cycle does the company belong to?

Pre-Arranged Trading Plans (10b5-1 Plans)

Glenmede Policy Recommendation: Generally vote for shareholder proposals calling for certain principles regarding the use of prearranged trading plans (10b5-1 plans) for executives. These principles include:

•	Adoption, amendment, or termination of a 10b5-1 Plan must be disclosed within two business days in a Form 8-K;

•	Amendment or early termination of a 10b5-1 Plan is allowed only under extraordinary circumstances, as determined by the board;

•	Ninety days must elapse between adoption or amendment of a 10b5-1 Plan and initial trading under the plan;

•	Reports on Form 4 must identify transactions made pursuant to a 10b5-1 Plan;

•	An executive may not trade in company stock outside the 10b5-1 Plan.

•	Trades under a 10b5-1 Plan must be handled by a broker who does not handle other securities transactions for the executive.

Prohibit Outside CEOs from Serving on Compensation Committees

Glenmede Policy Recommendation: Generally vote against proposals seeking a policy to prohibit any outside CEO from serving on a company’s compensation committee, unless the company has demonstrated problematic pay practices that raise concerns about the performance and composition of the committee.

Recoupment of Incentive or Stock Compensation in Specified Circumstances

Glenmede Policy Recommendation: Vote case-by-case on proposals to recoup incentive cash or stock compensation made to senior executives if it is later determined that the figures upon which incentive compensation is earned turn out to have been in error, or if the senior executive has breached company policy or has engaged in misconduct that may be significantly detrimental to the company’s financial position or reputation, or if the senior executive failed to manage or monitor risks that subsequently led to significant financial or reputational harm to the company. Many companies have adopted policies that permit recoupment in cases where an executive’s fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation. However, such policies may be narrow given that not all misconduct or negligence may result in significant financial restatements. Misconduct, negligence or lack of sufficient oversight by senior executives may lead to significant financial loss or reputational damage that may have long-lasting impact.

In considering whether to support such shareholder proposals, the following factors will be taken into consideration:

•	If the company has adopted a formal recoupment policy;

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•	The rigor of the recoupment policy focusing on how and under what circumstances the company may recoup incentive or stock compensation;

•	Whether the company has chronic restatement history or material financial problems;

•	Whether the company’s policy substantially addresses the concerns raised by the proponent;

•	Disclosure of recoupment of incentive or stock compensation from senior executives or lack thereof; or

•	Any other relevant factors.

Severance Agreements for Executives/Golden Parachutes

Glenmede Policy Recommendation: Vote for shareholder proposals requiring that golden parachutes or executive severance agreements be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

Vote case-by-case on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:

•	The triggering mechanism should be beyond the control of management;

•	The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs);

•

Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.

Share Buyback Proposals

Glenmede Policy Recommendation: Generally vote against shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote for the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.

Vote case-by-case on proposals requesting the company exclude the impact of share buybacks from the calculation of incentive program metrics, considering the following factors:

•	The frequency and timing of the company’s share buybacks;

•	The use of per-share metrics in incentive plans;

•	The effect of recent buybacks on incentive metric results and payouts; and

•	Whether there is any indication of metric result manipulation.

Supplemental Executive Retirement Plans (SERPs)

Glenmede Policy Recommendation: Generally vote for shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

Generally vote for shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary or those pay elements covered for the general employee population.

Tax Gross-Up Proposals

Glenmede Policy Recommendation: Generally vote for proposals calling for companies to adopt a policy of not providing tax gross-up payments to executives, except in situations where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.

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Termination of Employment Prior to Severance Payment/Eliminating Accelerated Vesting of Unvested Equity

Glenmede Policy Recommendation: Vote case-by-case on shareholder proposals seeking a policy requiring termination of employment prior to severance payment and/or eliminating accelerated vesting of unvested equity.

The following factors will be considered:

•

The company’s current treatment of equity in change-of-control situations (i.e. is it double triggered, does it allow for the assumption of equity by acquiring company, the treatment of performance shares, etc.);

•	Current employment agreements, including potential poor pay practices such as gross-ups embedded in those agreements.

Generally vote for proposals seeking a policy that prohibits acceleration of the vesting of equity awards to senior executives in the event of a change in control (except for pro rata vesting considering the time elapsed and attainment of any related performance goals between the award date and the change in control).

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6. Social and Environmental Issues

Global Approach

Socially responsible shareholder resolutions receive a great deal more attention from institutional shareholders today than in the past. While focusing on value enhancement through risk mitigation and exposure to new sustainability-related opportunities, these resolutions also seek standardized reporting on ESG issues, request information regarding an issuer’s adoption of, or adherence to, relevant norms, standards, codes of conduct or universally recognized international initiatives to promote disclosure and transparency. Glenmede Policy generally supports standards-based ESG shareholder proposals that enhance long-term shareholder and stakeholder value while aligning the interests of the company with those of society at large. In particular, the policy will focus on resolutions seeking greater transparency and/or adherence to internationally recognized standards and principles.

Glenmede Policy Recommendation: In determining our vote recommendation on standardized ESG reporting shareholder proposals, we also analyze the following factors:

•	Whether the proposal itself is well framed and reasonable;

•	Whether adoption of the proposal would have either a positive or negative impact on the company’s short- term or long-term share value;

•	The percentage of sales, assets and earnings affected;

•	Whether the company has already responded in some appropriate manner to the request embodied in a proposal;

•	Whether the company’s analysis and voting recommendation to shareholders is persuasive;

•	Whether there are significant controversies, fines, penalties, or litigation associated with the company’s environmental or social practices;

•	What other companies have done in response to the issue addressed in the proposal;

•	Whether implementation of the proposal would achieve the objectives sought in the proposal; and

•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing.

Animal Welfare

Animal Welfare Policies

Glenmede Policy Recommendation: Generally vote for proposals seeking a report on a company’s animal welfare standards, or animal welfare-related risks, unless:

•	The company has already published a set of animal welfare standards and monitors compliance;

•	The company’s standards are comparable to industry peers; and

•	There are no recent significant fines, litigation, or controversies related to the company’s and/or its suppliers’ treatment of animals.

Animal Testing

Glenmede Policy Recommendation: Generally vote against proposals to phase out the use of animals in product testing, unless:

•	The company is conducting animal testing programs that are unnecessary or not required by regulation;

•	The company is conducting animal testing when suitable alternatives are commonly accepted and used by industry peers; or

•	There are recent, significant fines or litigation related to the company’s treatment of animals.

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Animal Slaughter

Glenmede Policy Recommendation: Generally vote against proposals requesting the implementation of Controlled Atmosphere Killing (CAK) methods at company and/or supplier operations unless such methods are required by legislation or generally accepted as the industry standard.

Vote case-by-case on proposals requesting a report on the feasibility of implementing CAK methods at company and/or supplier operations considering the availability of existing research conducted by the company or industry groups on this topic and any fines or litigation related to current animal processing procedures at the company.

Consumer Issues

Genetically Modified Ingredients

Glenmede Policy Recommendation: Generally vote against proposals requesting that a company voluntarily label genetically engineered (GE) ingredients in its products. The labeling of products with GE ingredients is best left to the appropriate regulatory authorities.

Vote case-by-case on proposals asking for a report on the feasibility of labeling products containing GE ingredients, taking into account:

•	The potential impact of such labeling on the company’s business;

•	The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and

•	Company’s current disclosure on the feasibility of GE product labeling.

Generally vote FOR proposals seeking a report on the social, health, and environmental effects of genetically modified organism (GMOs).

Generally vote against proposals to eliminate GE ingredients from the company’s products, or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such decisions are more appropriately made by management with consideration of current regulations.

Reports on Potentially Controversial Business/Financial Practices

Glenmede Policy Recommendation: Vote case-by-case on requests for reports on a company’s potentially controversial business or financial practices or products, taking into account:

•	Whether the company has adequately disclosed mechanisms in place to prevent abuses;

•	Whether the company has adequately disclosed the financial risks of the products/practices in question;

•	Whether the company has been subject to violations of related laws or serious controversies; and

•	Peer companies’ policies/practices in this area.

Consumer Lending

Glenmede Policy Recommendation: Vote case-by-case on requests for reports on the company’s lending guidelines and procedures taking into account:

•	Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices;

•	Whether the company has adequately disclosed the financial risks of the lending products in question;

•	Whether the company has been subject to violations of lending laws or serious lending controversies; and

•	Peer companies’ policies to prevent abusive lending practices.

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Pharmaceutical Pricing, Access to Medicines, Product Reimportation and Health Pandemics

Glenmede Policy Recommendation: Generally vote against proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing practices.

Vote case-by-case on proposals requesting that a company report on its product pricing or access to medicine policies, considering:

•	The potential for reputational, market, and regulatory risk exposure;

•	Existing disclosure of relevant policies;

•	Deviation from established industry norms;

•	Relevant company initiatives to provide research and/or products to disadvantaged consumers;

•	Whether the proposal focuses on specific products or geographic regions;

•	The potential burden and scope of the requested report; and

•	Recent significant controversies, litigation, or fines at the company.

Generally vote for proposals requesting that a company report on the financial and legal impact of its prescription drug reimportation policies unless such information is already publicly disclosed.

Generally vote against proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.

Health Pandemics

Glenmede Policy Recommendation: Vote case-by-case on requests for reports outlining the impact of health pandemics (such as HIV/AIDS, malaria, tuberculosis, and avian flu) on the company’s operations and how the company is responding to the situation, taking into account:

•	The scope of the company’s operations in the affected/relevant area(s);

•	The company’s existing healthcare policies, including benefits and healthcare access; and

•	Company donations to relevant healthcare providers.

Vote against proposals asking companies to establish, implement, and report on a standard of response to health pandemics (such as HIV/AIDS, malaria, tuberculosis, and avian flu), unless the company has significant operations in the affected markets and has failed to adopt policies and/or procedures to address these issues comparable to those of industry peers.

Product Safety and Toxic/Hazardous Materials

Glenmede Policy Recommendation: Generally vote for proposals requesting that a company report on its policies, initiatives/procedures, and oversight mechanisms related to toxic/hazardous materials or product safety in its supply chain.

Generally vote for resolutions requesting that companies develop a feasibility assessment to phase-out of certain toxic/hazardous materials, or evaluate and disclose the potential financial and legal risks associated with utilizing certain materials.

Generally vote against resolutions requiring that a company reformulate its products.

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Tobacco-Related Proposals

Glenmede Policy Recommendation: Vote case-by-case on resolutions regarding the advertisement of tobacco products, considering:

•	Recent related fines, controversies, or significant litigation;

•	Whether the company complies with relevant laws and regulations on the marketing of tobacco;

•	Whether the company’s advertising restrictions deviate from those of industry peers;

•	Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth; and

•	Whether restrictions on marketing to youth extend to foreign countries.

Vote case-by-case on proposals regarding second-hand smoke, considering;

•	Whether the company complies with all laws and regulations;

•	The degree that voluntary restrictions beyond those mandated by law might hurt the company’s competitiveness; and

•	The risk of any health-related liabilities.

Generally vote against resolutions to cease production of tobacco-related products, to avoid selling products to tobacco companies, to spin-off tobacco-related businesses, or prohibit investment in tobacco equities. Such business decisions are better left to company management or portfolio managers.

Generally vote against proposals regarding tobacco product warnings. Such decisions are better left to public health authorities.

Climate Change

Climate Change/Greenhouse Gas (GHG) Emissions

Climate change has emerged as the most significant environmental threat to the planet to date. Scientists agree that gases released by chemical reactions including the burning of fossil fuels contribute to a “greenhouse effect” that traps the planet’s heat. Environmentalists claim that the greenhouse gases produced by the industrial age have caused recent weather crises such as heat waves, rainstorms, melting glaciers, rising sea levels and receding coastlines. With notable exceptions, business leaders have described the rise and fall of global temperatures as naturally occurring phenomena and depicted corporate impact on climate change as minimal. Shareholder proposals asking a company to issue a report to shareholders, “at reasonable cost and omitting proprietary information,” on greenhouse gas emissions ask that the report include descriptions of efforts within companies to reduce emissions, their financial exposure and potential liability from operations that contribute to global warming, their direct or indirect efforts to promote the view that global warming is not a threat and their goals in reducing these emissions from their operations. Proponents argue that there is scientific proof that the burning of fossil fuels causes global warming, that future legislation may make companies financially liable for their contributions to global warming, and that a report on the company’s role in global warming can be assembled at reasonable cost.

Glenmede Policy Recommendation:

•

Vote for shareholder proposals seeking information on the financial, physical, or regulatory risks it faces related to climate change- on its operations and investments, or on how the company identifies, measures, and manage such risks.

•	Vote for shareholder proposals calling for the reduction of GHG emissions.

•

Vote for shareholder proposals seeking reports on responses to regulatory and public pressures surrounding climate change, and for disclosure of research that aided in setting company policies around climate change.

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•	Vote for shareholder proposals requesting a report/disclosure of goals on GHG emissions from company operations and/or products.

Say on Climate (SoC) Management Proposals

Glenmede Policy Recommendation: Vote case-by-case on management proposals that request shareholders to approve the company’s climate transition action plan2123, taking into account the completeness and rigor of the plan. Information that will be considered where available includes the following:

•	The extent to which the company’s climate related disclosures are in line with TCFD recommendations and meet other market standards;

•	Disclosure of its operational and supply chain GHG emissions (Scopes 1, 2, and 3);

•	The completeness and rigor of company’s short-, medium-, and long-term targets for reducing operational and supply chain GHG emissions (Scopes 1, 2, and 3 if relevant);

•	Whether the company has sought and approved third-party approval that its targets are science-based;

•	Whether the company has made a commitment to be “net zero” for operational and supply chain emissions (Scopes 1, 2, and 3) by 2050;

•	Whether the company discloses a commitment to report on the implementation of its plan in subsequent years;

•	Whether the company’s climate data has received third-party assurance;

•	Disclosure of how the company’s lobbying activities and its capital expenditures align with company strategy;

•	Whether there are specific industry decarbonization challenges; and

•	The company’s related commitment, disclosure, and performance compared to its industry peers.

Say on Climate (SoC) Shareholder Proposals

Glenmede Policy Recommendation: Vote case-by-case on shareholder proposals that request the company to disclose a report providing its GHG emissions levels and reduction targets and/or its upcoming/approved climate transition action plan and provide shareholders the opportunity to express approval or disapproval of its GHG emissions reduction plan, taking into account information such as the following:

•	The completeness and rigor of the company’s climate-related disclosure;

•	The company’s actual GHG emissions performance;

•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to its GHG emissions; and

•	Whether the proposal’s request is unduly burdensome (scope or timeframe) or overly prescriptive.

Energy Efficiency

Glenmede Policy Recommendation: Generally vote for proposals requesting that a company report on its energy efficiency policies.

Renewable Energy

Glenmede Policy Recommendation: Generally vote for requests for reports on the feasibility of developing renewable energy resources.

Generally vote for proposals requesting that the company invest in renewable energy resources.

[21]	Variations of this request also include climate transition related ambitions, or commitment to reporting on the implementation of a climate plan.

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Diversity

Board Diversity

Glenmede Policy Recommendation:

•	Vote for shareholder proposals that ask the company to take steps to nominate more women and racial minorities to the board.

•	Vote for shareholder proposals asking for reports on board diversity.

•	Vote for shareholder proposals asking companies to adopt nomination charters or amend existing charters to include reasonable language addressing diversity.

Equality of Opportunity

Glenmede Policy Recommendation: Generally vote for proposals requesting a company disclose its diversity policies or initiatives, or proposals requesting disclosure of a company’s comprehensive workforce diversity data, including requests for EEO-1 data.

Generally vote for proposals seeking information on the diversity efforts of suppliers and service providers.

Gender Identity, Sexual Orientation, and Domestic Partner Benefits

Glenmede Policy Recommendation: Generally vote for proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would be unduly burdensome.

Generally vote for proposals to extend company benefits to domestic partners.

Gender, Race/Ethnicity Pay Gap

Glenmede Policy Recommendation: Vote case-by-case on requests for reports on a company’s pay data by gender or race/ethnicity or a report on a company’s policies and goals to reduce any gender or race/ethnicity pay gaps, taking into account:

•	The company’s current policies and disclosure related to both its diversity and inclusion policies and practices and its compensation philosophy and fair and equitable compensation practices;
•	Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to gender, race, or ethnicity pay gap issues;
•	The company’s disclosure regarding gender, race, or ethnicity pay gap policies or initiatives compared to its industry peers; and
•	Local laws regarding categorization of race and/or ethnicity and definitions of ethnic and/or racial minorities.

Racial Equity and/or Civil Rights Audits

Glenmede Policy Recommendation: Generally vote for proposals requesting that a company conduct an independent racial equity and/or civil rights audit, considering company disclosures, policies, actions, and engagements.

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Environment and Sustainability

Facility and Workplace Safety

Glenmede Policy Recommendation: Vote case-by-case on resolutions requesting that a company report on safety and/or security risks associated with its operations and/or facilities, considering:

•	The company’s compliance with applicable regulations and guidelines;

•	The company’s current level of disclosure regarding its security and safety policies, procedures, and compliance monitoring; and

•	The existence of recent, significant violations, fines, or controversy regarding the safety and security of the company’s operations and/or facilities.

Hydraulic Fracturing

Glenmede Policy Recommendation: Generally vote for proposals requesting greater disclosure of a company’s (natural gas) hydraulic fracturing operations, including measures the company has taken to manage and mitigate the potential community and environmental impacts of those operations.

Operations in Protected Areas

Glenmede Policy Recommendation: Generally vote for requests for reports on potential environmental damage as a result of company operations in protected regions, unless:

•	Operations in the specified regions are not permitted by current laws or regulations;

•	The company does not currently have operations or plans to develop operations in these protected regions; or

•	The company’s disclosure of its operations and environmental policies in these regions is comparable to industry peers.

Recycling

Glenmede Policy Recommendation: Vote FOR proposals to adopt a comprehensive recycling strategy, taking into account:

•	The nature of the company’s business;

•	The current level of disclosure of the company’s existing related programs;

•	The timetable and methods of program implementation prescribed by the proposal;

•	The company’s ability to address the issues raised in the proposal; and

•	How the company’s recycling programs compare to similar programs of its industry peers.

Sustainability Reporting

The concept of sustainability is commonly understood as meeting the needs of the present generation without compromising the ability of future generations to meet their own needs. Indeed, the term sustainability is complex and poses significant challenges for companies on many levels. Many in the investment community have termed this broader responsibility the “triple bottom line,” referring to the triad of performance goals related to economic prosperity, social responsibility and environmental quality. In essence, the concept requires companies to balance the needs and interests of their various stakeholders while operating in a manner that sustains business growth for the long-term, supports local communities and protects the environment and natural capital for future generations.

Shareholders may request general environmental reports or reports on a specific location/operation, often requesting that the company detail the environmental risks and potential liabilities of a specific project. Companies have begun to report on environmental and sustainability issues using the Global Reporting Initiative (GRI) standards. The GRI was established in 1997 with the mission of developing globally applicable guidelines for reporting on economic, environmental, and social performance. The GRI was developed by Ceres (Coalition for Environmentally Responsible Economies, CERES) in partnership with the United Nations Environment Programme (UNEP).

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Glenmede Policy Recommendation:

•	Vote for shareholder proposals seeking greater disclosure on the company’s environmental and social practices, and/or associated risks and liabilities.

•	Vote for shareholder proposals asking companies to report in accordance with the Global Reporting Initiative (GRI).

•	Vote for shareholder proposals to prepare a sustainability report.

Water Issues

Glenmede Policy Recommendation: Generally vote for on proposals requesting a company to report on, or to adopt a new policy on, water-related risks and concerns, taking into account:

•	The company’s current disclosure of relevant policies, initiatives, oversight mechanisms, and water usage metrics;

•	Whether or not the company’s existing water-related policies and practices are consistent with relevant internationally recognized standards and national/local regulations;

•	The potential financial impact or risk to the company associated with water-related concerns or issues; and

•	Recent, significant company controversies, fines, or litigation regarding water use by the company and its suppliers.

Equator Principles

The Equator Principles are the financial industry’s benchmark for determining, assessing and managing social and environmental risk in project financing. First launched in June 2003, the Principles were ultimately adopted by over forty financial institutions over a three-year implementation period. Since its adoption, the Principles have undergone a number of revisions, expanding the use of performance standards and signatory banks’ banks’ commitments to social responsibility, including human rights, climate change, and transparency. The fourth iteration of the Principles was launched in November 2019, incorporating amendments and new commitment to human rights, climate change, Indigenous Peoples and biodiversity related topics. Financial institutions adopt these principles to ensure that the projects they finance are developed in a socially responsible manner and reflect sound environmental management practices. As of 2019, 101 financial institutions have officially adopted the Equator Principles.

Glenmede Policy Recommendation: Vote for shareholder proposals to study or implement the Equator Principles.

General Corporate Issues

Charitable Contributions

Glenmede Policy Recommendation: Vote against proposals restricting a company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which, and if, contributions are in the best interests of the company.

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Data Security, Privacy, and Internet Issues

Glenmede Policy Recommendation: Vote case-by-case on proposals requesting the disclosure or implementation of data security, privacy, or information access and management policies and procedures, considering:

•	The level of disclosure of company policies and procedures relating to data security, privacy, freedom of speech, information access and management, and Internet censorship;

•	Engagement in dialogue with governments or relevant groups with respect to data security, privacy, or the free flow of information on the Internet;

•	The scope of business involvement and of investment in countries whose governments censor or monitor the Internet and other telecommunications;

•	Applicable market-specific laws or regulations that may be imposed on the company; and

•	Controversies, fines, or litigation related to data security, privacy, freedom of speech, or Internet censorship.

Environmental, Social, and Governance (ESG) Compensation-Related Proposals

Glenmede Policy Recommendation: Generally vote for proposals to link, or report on linking, executive compensation to environmental and social criteria (such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, or predatory lending).

Human Rights, Labor Issues, and International Operations

Investors, international human rights groups, and labor advocacy groups have long been making attempts to safeguard worker rights in the international marketplace. In instances where companies themselves operate factories in developing countries for example, these advocates have asked that the companies adopt global corporate human rights standards that guarantee sustainable wages and safe working conditions for their workers abroad. Companies that contract out portions of their manufacturing operations to foreign companies have been asked to ensure that the products they receive from those contractors have not been made using forced labor, child labor, or sweatshop labor. These companies are asked to adopt formal vendor standards that, among other things, include monitoring or auditing mechanism. Globalization, relocation of production overseas, and widespread use of subcontractors and vendors, often make it difficult to obtain a complete picture of a company’s labor practices in global markets. Many Investors believe that companies would benefit from adopting a human rights policy based on the Universal Declaration of Human Rights and the International Labor Organization’s Core Labor Standards. Efforts that seek greater disclosure on a company’s labor practices and that seek to establish minimum standards for a company’s operations will be supported. In addition, requests for independent monitoring of overseas operations will be supported.

The Glenmede Policy generally supports proposals that call for the adoption and/or enforcement of principles or codes relating to countries in which there are systematic violations of human rights; such as the use of slave, child, or prison labor; a government that is illegitimate; or there is a call by human rights advocates, pro-democracy organizations, or legitimately-elected representatives for economic sanctions. The use of child, sweatshop, or forced labor is unethical and can damage corporate reputations. Poor labor practices can lead to litigation against the company, which can be costly and time consuming.

Human Rights Proposals

Glenmede Policy Recommendation:

•	Generally vote for proposals requesting a report on company or company supplier labor and/or human rights standards and policies.

•	Vote for shareholder proposals to implement human rights standards and workplace codes of conduct.

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•	Vote for shareholder proposals calling for the implementation and reporting on ILO codes of conduct, SA 8000 Standards, or the Global Sullivan Principles.

•	Vote for shareholder proposals that call for the adoption and/or enforcement of principles or codes relating to countries in which there are systematic violations of human rights.

•

Vote for shareholder proposals that call for independent monitoring programs in conjunction with local and respected religious and human rights groups to monitor supplier and licensee compliance with codes.

•

Vote for shareholder proposals that seek publication of a “Code of Conduct” to the company’s foreign suppliers and licensees, requiring they satisfy all applicable standards and laws protecting employees’ wages, benefits, working conditions, freedom of association, and other rights.

•

Vote for shareholder proposals seeking reports on, or the adoption of, vendor standards including: reporting on incentives to encourage suppliers to raise standards rather than terminate contracts and providing public disclosure of contract supplier reviews on a regular basis.

•

Vote for shareholder proposals to adopt labor standards for foreign and domestic suppliers to ensure that the company will not do business with foreign suppliers that manufacture products for sale using forced labor, child labor, or that fail to comply with applicable laws protecting employee’s wages and working conditions.

•	Vote for proposals requesting that a company conduct an assessment of the human rights risks in its operations or in its supply chain, or report on its human rights risk assessment process.

Mandatory Arbitration

Glenmede Policy Recommendation: Vote case-by-case on requests for a report on a company’s use of mandatory arbitration on employment-related claims, taking into account:

•	The company’s current policies and practices related to the use of mandatory arbitration agreements on workplace claims;

•	Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to the use of mandatory arbitration agreements on workplace claims; and

•	The company’s disclosure of its policies and practices related to the use of mandatory arbitration agreements compared to its peers.

MacBride Principles

These resolutions have called for the adoption of the MacBride Principles for operations located in Northern Ireland. They request companies operating abroad to support the equal employment opportunity policies that apply in facilities they operate domestically. The principles were established to address the sectarian hiring problems between Protestants and Catholics in Northern Ireland. It is well documented that Northern Ireland’s Catholic community faced much higher unemployment figures than the Protestant community. In response to this problem, the U.K. government instituted the New Fair Employment Act of 1989 (and subsequent amendments) to address the sectarian hiring problems.

Many companies believe that the Act adequately addresses the problems and that further action, including adoption of the MacBride Principles, only duplicates the efforts already underway. In evaluating a proposal to adopt the MacBride Principles, shareholders must decide whether the principles will cause companies to divest, and therefore worsen the unemployment problem, or whether the principles will promote equal hiring practices. Proponents believe that the Fair Employment Act does not sufficiently address the sectarian hiring problems. They argue that the MacBride Principles serve to stabilize the situation and promote further investment.

Glenmede Policy Recommendation: Support the MacBride Principles for operations in Northern Ireland that request companies to abide by equal employment opportunity policies.

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Community Social and Environmental Impact Assessments

Glenmede Policy Recommendation: Generally vote for requests for reports outlining policies and/or the potential (community) social and/or environmental impact of company operations considering:

•	Current disclosure of applicable policies and risk assessment report(s) and risk management procedures;

•

The impact of regulatory non-compliance, litigation, remediation, or reputational loss that may be associated with failure to manage the company’s operations in question, including the management of relevant community and stakeholder relations;

•	The nature, purpose, and scope of the company’s operations in the specific region(s);

•	The degree to which company policies and procedures are consistent with industry norms; and

•	Scope of the resolution.

Operations in High Risk Markets

Glenmede Policy Recommendation: Vote case-by-case on requests for a report on a company’s potential financial and reputational risks associated with operations in “high-risk” markets, such as a terrorism-sponsoring state or politically/socially unstable region, taking into account:

•	The nature, purpose, and scope of the operations and business involved that could be affected by social or political disruption;

•	Current disclosure of applicable risk assessment(s) and risk management procedures;

•	Compliance with U.S. sanctions and laws;

•	Consideration of other international policies, standards, and laws; and

•	Whether the company has been recently involved in recent, significant controversies, fines or litigation related to its operations in “high-risk” markets.

Outsourcing/Offshoring

Glenmede Policy Recommendation: Vote case-by-case on proposals calling for companies to report on the risks associated with outsourcing/plant closures, considering:

•	Controversies surrounding operations in the relevant market(s);

•	The value of the requested report to shareholders;

•	The company’s current level of disclosure of relevant information on outsourcing and plant closure procedures; and

•	The company’s existing human rights standards relative to industry peers.

Sexual Harassment

Glenmede Policy Recommendation: Vote case-by-case on requests for a report on company actions taken to strengthen policies and oversight to prevent workplace sexual harassment, or a report on risks posed by a company’s failure to prevent workplace sexual harassment, taking into account:

•	The company’s current policies, practices, oversight mechanisms related to preventing workplace sexual harassment;

•	Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to workplace sexual harassment issues; and

•	The company’s disclosure regarding workplace sexual harassment policies or initiatives compared to its industry peers.

Weapons and Military Sales

Glenmede Policy Recommendation: Vote against reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

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Generally vote against proposals asking a company to cease production or report on the risks associated with the use of depleted uranium munitions or nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Such contracts are monitored by government agencies, serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company’s business.

Political Activities

Lobbying

Glenmede Policy Recommendation: Vote case-by-case on proposals requesting information on a company’s lobbying (including direct, indirect, and grassroots lobbying) activities, policies, or procedures, considering:

•	The company’s current disclosure of relevant lobbying policies, and management and board oversight;

•	The company’s disclosure regarding trade associations or other groups that it supports, or is a member of, that engage in lobbying activities; and

•	Recent significant controversies, fines, or litigation regarding the company’s lobbying-related activities.

Political Contributions

Glenmede Policy Recommendation: Generally vote for proposals requesting greater disclosure of a company’s political contributions and trade association spending policies and activities, considering:

•	The company’s policies, and management and board oversight related to its direct political contributions and payments to trade associations or other groups that may be used for political purposes;

•	The company’s disclosure regarding its support of, and participation in, trade associations or other groups that may make political contributions; and

•	Recent significant controversies, fines, or litigation related to the company’s political contributions or political activities.

Vote against proposals barring a company from making political contributions. Businesses are affected by legislation at the federal, state, and local level; barring political contributions can put the company at a competitive disadvantage.

Vote against proposals to publish in newspapers and other media a company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Political Expenditures and Lobbying Congruency

Glenmede Policy Recommendation: Generally vote for proposals requesting greater disclosure of a company’s alignment of political contributions, lobbying, and electioneering spending with a company’s publicly stated values and policies, unless the terms of the proposal are unduly restrictive. Additionally, Glenmede Policy will consider whether:

•

The company’s policies, management, board oversight, governance processes, and level of disclosure related to direct political contributions, lobbying activities, and payments to trade associations, political action committees, or other groups that may be used for political purposes;

•

The company’s disclosure regarding: the reasons for its support of candidates for public offices; the reasons for support of and participation in trade associations or other groups that may make political contributions; and other political activities;

•	Any incongruencies identified between a company’s direct and indirect political expenditures and its publicly stated values and priorities;

•	Recent significant controversies related to the company’s direct and indirect lobbying, political contributions, or political activities.

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Political Ties

Glenmede Policy Recommendation: Generally vote against proposals asking a company to affirm political nonpartisanship in the workplace, so long as:

•	There are no recent, significant controversies, fines, or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibit coercion.

Vote against proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

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7. Mutual Fund Proxies

Election of Directors

Glenmede Policy Recommendation: Vote case-by-case on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

Closed End Funds- Unilateral Opt-In to Control Share Acquisition Statutes

Glenmede Policy Recommendation: For closed-end management investment companies (CEFs), vote against or withhold from nominating/governance committee members (or other directors on a case-by-case basis) at CEFs that have not provided a compelling rationale for opting-in to a Control Share Acquisition statute, nor submitted a by-law amendment to a shareholder vote.

Converting Closed-end Fund to Open-end Fund

Glenmede Policy Recommendation: Vote case-by-case on conversion proposals, considering the following factors:

•	Past performance as a closed-end fund;

•	Market in which the fund invests;

•	Measures taken by the board to address the discount; and

•	Past shareholder activism, board activity, and votes on related proposals.

Proxy Contests

Glenmede Policy Recommendation: Vote case-by-case on proxy contests, considering the following factors:

•	Past performance relative to its peers;

•	Market in which fund invests;

•	Measures taken by the board to address the issues;

•	Past shareholder activism, board activity, and votes on related proposals;

•	Strategy of the incumbents versus the dissidents;

•	Independence of directors;

•	Experience and skills of director candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment.

Investment Advisory Agreements

Glenmede Policy Recommendation: Vote case-by-case on investment advisory agreements, considering the following factors:

•	Proposed and current fee schedules;

•	Fund category/investment objective;

•	Performance benchmarks;

•	Share price performance as compared with peers;

•	Resulting fees relative to peers;

•	Assignments (where the advisor undergoes a change of control).

Approving New Classes or Series of Shares

Glenmede Policy Recommendation: Vote for the establishment of new classes or series of shares.

Preferred Stock Proposals

Glenmede Policy Recommendation: Vote case-by-case on the authorization for or increase in preferred shares, considering the following factors:

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•	Stated specific financing purpose;

•	Possible dilution for common shares;

•	Whether the shares can be used for antitakeover purposes.

1940 Act Policies

Glenmede Policy Recommendation: Vote case-by-case on policies under the Investment Advisor Act of 1940, considering the following factors:

•	Potential competitiveness;

•	Regulatory developments;

•	Current and potential returns; and

•	Current and potential risk.

Generally vote for these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.

Changing a Fundamental Restriction to a Nonfundamental Restriction

Glenmede Policy Recommendation: Vote case-by-case on proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:

•	The fund’s target investments;

•	The reasons given by the fund for the change; and

•	The projected impact of the change on the portfolio.

Change Fundamental Investment Objective to Nonfundamental

Glenmede Policy Recommendation: Vote against proposals to change a fund’s fundamental investment objective to non-fundamental.

Name Change Proposals

Glenmede Policy Recommendation: Vote case-by-case on name change proposals, considering the following factors:

•	Political/economic changes in the target market;

•	Consolidation in the target market; and

•	Current asset composition.

Change in Fund’s Subclassification

Glenmede Policy Recommendation: Vote case-by-case on changes in a fund’s sub-classification, considering the following factors:

•	Potential competitiveness;

•	Current and potential returns;

•	Risk of concentration;

•	Consolidation in target industry.

Business Development Companies—Authorization to Sell Shares of Common Stock at a Price below Net Asset Value

Glenmede Policy Recommendation: Vote for proposals authorizing the board to issue shares below Net Asset Value (NAV) if:

•

The proposal to allow share issuances below NAV has an expiration date no more than one year from the date shareholders approve the underlying proposal, as required under the Investment Company Act of 1940;

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•

The sale is deemed to be in the best interests of shareholders by (1) a majority of the company’s independent directors and (2) a majority of the company’s directors who have no financial interest in the issuance; and

•	The company has demonstrated responsible past use of share issuances by either:

•	Outperforming peers in its 8-digit GICS group as measured by one- and three-year median TSRs; or

•	Providing disclosure that its past share issuances were priced at levels that resulted in only small or moderate discounts to NAV and economic dilution to existing non-participating shareholders.

Disposition of Assets/Termination/Liquidation

Glenmede Policy Recommendation: Vote case-by-case on proposals to dispose of assets, to terminate or liquidate, considering the following factors:

•	Strategies employed to salvage the company;

•	The fund’s past performance;

•	The terms of the liquidation.

Changes to the Charter Document

Glenmede Policy Recommendation: Vote case-by-case on changes to the charter document, considering the following factors:

•	The degree of change implied by the proposal;

•	The efficiencies that could result;

•	The state of incorporation;

•	Regulatory standards and implications.

Vote against any of the following changes:

•	Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series;

•	Removal of shareholder approval requirement for amendments to the new declaration of trust;

•

Removal of shareholder approval requirement to amend the fund’s management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act;

•	Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund’s shares;

•	Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements;

•	Removal of shareholder approval requirement to change the domicile of the fund.

Changing the Domicile of a Fund

Glenmede Policy Recommendation: Vote case-by-case on re-incorporations, considering the following factors:

•	Regulations of both states;

•	Required fundamental policies of both states;

•	The increased flexibility available.

Authorizing the Board to Hire and Terminate Subadvisers Without Shareholder Approval

Glenmede Policy Recommendation: Vote against proposals authorizing the board to hire or terminate subadvisers without shareholder approval if the investment adviser currently employs only one subadviser.

Distribution Agreements

Glenmede Policy Recommendation: Vote case-by-case on distribution agreement proposals, considering the following factors:

•	Fees charged to comparably sized funds with similar objectives;

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•	The proposed distributor’s reputation and past performance;

•	The competitiveness of the fund in the industry;

•	The terms of the agreement.

Master-Feeder Structure

Glenmede Policy Recommendation: Vote for the establishment of a master-feeder structure.

Mergers

Glenmede Policy Recommendation: Vote case-by-case on merger proposals, considering the following factors:

•	Resulting fee structure;

•	Performance of both funds;

•	Continuity of management personnel;

•	Changes in corporate governance and their impact on shareholder rights.

Shareholder Proposals for Mutual Funds

Establish Director Ownership Requirement

Glenmede Policy Recommendation: Generally vote against shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Reimburse Shareholder for Expenses Incurred

Glenmede Policy Recommendation: Vote case-by-case on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote for the reimbursement of the proxy solicitation expenses.

Terminate the Investment Advisor

Glenmede Policy Recommendation: Vote case-by-case on proposals to terminate the investment advisor, considering the following factors:

•	Performance of the fund’s Net Asset Value (NAV);

•	The fund’s history of shareholder relations;

•	The performance of other funds under the advisor’s management.

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8. Foreign Private Issuers Listed on U.S. Exchanges

Glenmede Policy Recommendation: Vote against (or withhold from) non-independent director nominees at companies which fail to meet the following criteria: a majority-independent board, and the presence of an audit, a compensation, and a nomination committee, each of which is entirely composed of independent directors.

Where the design and disclosure levels of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy will be used to evaluate the compensation plan proposals. Otherwise, they, and all other voting items, will be evaluated using the relevant regional or market approach under the Glenmede Policy proxy voting guidelines.

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Coverage Universe

The following is a condensed version of the proxy voting recommendations contained in ISS’ European Proxy Voting Manual.

ISS’ Continental Europe Policy applies to Member States of the European Union (EU) or the European Free Trade Association (EFTA), with the exception of the United Kingdom and Ireland, which are together subject to a standalone voting policy. In both cases, European territories that are politically associated with a given Member State are subject to the same policy as that Member State. Other European territories are subject to either ISS’ separate, market-specific policies, or ISS’ EMEA Regional Policy.

Specifically, ISS’ Continental Europe Policy applies to companies incorporated in the following territories: Austria, Belgium, Bulgaria, Croatia, the Czech Republic, Cyprus, Denmark, Estonia, the Faroe Islands, Finland, France, Germany, Greece, Greenland, Hungary, Iceland, Italy, Latvia, Liechtenstein, Lithuania, Luxembourg, Malta, the Netherlands, Norway, Poland, Portugal, Romania, Spain, Slovakia, Slovenia, Sweden, and Switzerland.

ISS’ approach is not “one-size-fits-all” and takes relevant market-specific factors into account in our research and recommendations. Therefore, this document distinguishes in various places between different markets and on the basis of other differentiating factors. These distinctions are based on different market practices and best practice recommendations throughout Europe.

Definitions and Explanations

The term “widely held” refers to companies that ISS designates as such based on their membership in a major index and/or the number of ISS clients holding the securities.

For stylistic purposes, this document may use the adjectival form of country names to refer to companies incorporated or listed in a given market.

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1. Operational Items

Financial Results/Director and Auditor Reports

General Recommendation: Vote for approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Approval of Non-Financial Information Statement/Report

General Recommendation: Generally vote for the approval of mandatory non-financial information statement/report, unless the independent assurance services provider has raised material concerns about the information presented.

Appointment of Auditors and Auditor Fees

General Recommendation: Generally vote for proposals to (re)appoint auditors and/or proposals authorizing the board to fix auditor fees, unless:

•	The name of the proposed auditors has not been published;

•	There are serious concerns about the effectiveness of the auditors;

•	The lead audit partner(s) has been linked with a significant auditing controversy;

•	There is reason to believe that the auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	The lead audit partner(s) has previously served the company in an executive capacity or can otherwise be considered affiliated with the company;

•	The auditors are being changed without explanation; or

•	Fees for non-audit services exceed either 100 percent of standard audit-related fees or any stricter limit set in local best practice recommendations or law.

In circumstances where fees for non-audit services include fees related to significant one-time capital structure events: initial public offerings, bankruptcy emergence, and spinoffs; and the company makes public disclosure of the amount and nature of those fees which are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit fees.

For concerns relating to the audit procedures, independence of auditors, and/or name of auditors, ISS will focus on the auditor election. For concerns relating to fees paid to the auditors, ISS will focus on remuneration of auditors if this is a separate voting item, otherwise ISS would focus on the auditor election.

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Appointment of Internal Statutory Auditors

General Recommendation: Vote for the appointment or reelection of statutory auditors, unless:

•	There are serious concerns about the statutory reports presented or the audit procedures used; or

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

General Recommendation: Vote for approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	The payout is excessive given the company’s financial position.

Amendments to Articles of Association

General Recommendation: Vote amendments to the articles of association on a case-by-case basis.

Change in Company Fiscal Term

General Recommendation: Vote for resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

General Recommendation: Vote against resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

General Recommendation: Vote proposals to amend quorum requirements for shareholder meetings on a case-by-case basis.

Stock (Scrip) Dividend Alternative

General Recommendation: Vote case-by-case on stock (scrip) dividend proposals, considering factors such as:

•	Whether the proposal allows for a cash option; and

•	If the proposal is in line with market standards.

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Transact Other Business

General Recommendation: Vote against other business when it appears as a voting item.

2. Board of Directors

Non-Contested Director Elections

General Recommendation: Vote for management nominees in the election of directors, unless:

•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests;

•	The board fails to meet minimum corporate governance standards;

•	There are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities; and

•	Repeated absences at board and key committee meetings[1] have not been explained (in countries where this information is disclosed).

In addition to these general factors, ISS may recommend against due to concerns related to at least one of the following specific factors, which are presented below as separate subsections:

I.	Director Terms

II.	Bundling of Proposals to Elect Directors

III.	Board independence

IV.	Disclosure of Names of Nominees

V.	Combined Chair/CEO

VI.	Election of a Former CEO as Chair of the Board

VII.	Overboarded Directors

VIII.	Voto di Lista (Italy)

IX.	One Board Seat per Director

X.	Composition of Committees

XI.	Composition Nominating Committee (Sweden and Norway)

XII.	Election of Censors (France)

XIII.	Diversity

XIV.	Climate Accountability

XV.	Accountability for Capital Structure with Unequal Voting Rights

This policy is distinct from ISS’ policy on contested director elections, which is presented as a separate policy item.

Note also that this policy is complemented by three additional policies: “Compensation-Related Voting Sanctions” and “Voting on Directors for Egregious Actions,” which both address a comparatively rare set of additional circumstances, and “Committee of Representatives and Corporate Assembly Elections (Denmark and Norway)”, which states how ISS applies its director election policy in Norway and Denmark in cases where the board is not directly elected by shareholders.

[1]	Key committees are usually the ones performing the functions of audit, remuneration and nomination (plus risk for financial institutions).

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Director Terms

Generally vote against the election or re-election of any director when his/her term is not disclosed or when it exceeds four years and adequate explanation for non-compliance has not been provided. Under best practice recommendations, companies should shorten the terms for directors when the terms exceed the limits suggested by best practices. The policy will be applied to all companies in these markets, for bundled as well as unbundled items.

Beyond that, as directors should be accountable to shareholders on a more regular basis, ISS may consider moving to maximum board terms of less than four years in the future.

Vote against article amendment proposals to extend board terms. In cases where a company’s articles provide for a shorter limit and where the company wishes to extend director terms from three or fewer years to four years, for example, ISS will recommend a vote against, based on the general principle that director accountability is maximized by elections with a short period of renewal.

Bundling of Proposal to Elect Directors

Bundling together proposals that could be presented as separate voting items is not considered good market practice, because bundled resolutions leave shareholders with an all-or-nothing choice, skewing power disproportionately towards the board and away from shareholders. As director elections are one of the most important voting decisions that shareholders make, directors should be elected individually.

For the markets of Bulgaria, Croatia, Czech Republic, Estonia, France, Germany, Hungary, Latvia, Lithuania, Poland*, Romania, Slovakia, and Slovenia, vote against the election or reelection of any directors if individual director elections are an established market practice and the company proposes a single slate of directors.

*Bundled director elections in Poland may be supported for companies that go beyond market practice by disclosing the names of nominees on a timely basis.

Board Independence

Independence will be determined according to ISS’ European Classification of Directors. If a nominee cannot be categorized, ISS will consider that person non-independent and include that nominee in the calculation.

Voting policies

Widely-held companies

Board Independence

A. Non-controlled companies

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Generally vote against the election or reelection of any non-independent directors (excluding the CEO) if:

1.	Fewer than 50 percent of the board members elected by shareholders – excluding, where relevant, employee shareholder representatives – would be independent; or

2.	Fewer than one-third of all board members would be independent.

Portugal is excluded from Provision (1.) in the above-mentioned voting policy.

B. Controlled companies

Generally vote against the election or reelection of any non-independent directors (excluding the CEO) if less than one-third of the board members are independent.

Board Leadership

Given the importance of board leadership, ISS may consider that the chair of the board should be an independent non-executive director according to the ISS’ Classification of Directors.

Non-widely held companies

Generally vote against the election or reelection of any non-independent directors (excluding the CEO) if less than one-third of the board members are independent.

Definition of terms

‘Widely-held companies’ are determined based on their membership in a major index and/or the number of ISS clients holding the securities. For Sweden, Norway, Denmark, and Finland, this is based on membership on a local blue-chip market index and/or MSCI EAFE companies. For Portugal, it is based on membership in the PSI-20 and/or MSCI EAFE index.

A company is considered to be controlled for the purposes of the above-mentioned voting policies if a shareholder, or multiple shareholders acting in concert, control a majority of the company’s equity capital (i.e. 50 percent + one share). If a company is majority-controlled by virtue of a shareholder structure in which shareholders’ voting rights do not accrue in accordance with their equity capital commitment (e.g. unequal or multi-class share structures), the company will not be classified as controlled unless the majority shareholder/majority shareholding group also holds a majority of the company’s equity capital.

Disclosure of Names of Nominees

Vote against the election or reelection of any and all director nominees when the names of the nominees are not available at the time the ISS analysis is being written. This policy will be applied to all companies in these markets, for bundled and unbundled items.

Combined Chair/CEO

Generally, vote against the (re)election of combined chair/CEOs at widely-held European companies.

When the company provides assurance that the chair/CEO would only serve in the combined role on an interim basis (no more than two years), the vote recommendation would be made on a case-by-case basis.

In the above-mentioned situation, ISS will consider the rationale provided by the company and whether it has set up adequate control mechanisms on the board (such as a lead independent director, a high overall board independence, and a high level of independence on the board’s key committees).

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This policy will be applied to all widely-held European companies that propose the (re)election of a combined chair/CEO to the board, including cases where the chair/CEO is included in an election by slate.

Election of a Former CEO as Chair of the Board

Generally vote against the (re)election of a former CEO to the supervisory board or board of directors in Austria, Germany, and the Netherlands if the former CEO is to be chair of the relevant board. To this end, companies are expected to confirm prior to the general meeting that the former CEO will not be (re)appointed as chair of the relevant board.

Given the importance of board leadership, ISS may consider that the chair of the board should be an independent non-executive director according to the ISS’ Classification of Directors.

Overboarded Directors

In Austria, Belgium, Cyprus, Denmark, Finland, France, Germany, Greece, Italy, Luxembourg, Malta, the Netherlands, Norway, Poland, Spain, Sweden, and Switzerland, ISS will generally recommend a vote against a candidate when they hold an excessive number of board appointments, as defined by the following guidelines:

•

Any person who holds more than five mandates at listed companies will be classified as overboarded. For the purposes of calculating this limit, a non-executive directorship counts as one mandate, a non-executive chair position counts as two mandates, and a position as executive director (or a comparable role) is counted as three mandates.

•	Also, any person who holds the position of executive director (or a comparable role) at one company and serves as a non-executive chair at a different company will be classified as overboarded.

For Cyprus and Malta, this policy is effective as of Feb. 1, 2024.

CEOs and Board Chairs

An adverse vote recommendation will not be applied to a director within a company where they serve as CEO; instead, any adverse vote recommendations will be applied to their additional seats on other company boards. For chairs, negative recommendations would first be applied towards non-executive, non-chair positions held, but the chair position itself would be targeted where they are being elected as chair for the first time or, when in aggregate their chair positions are three or more in number, or if the chair holds an outside executive position. ISS will take into account board positions held in global publicly listed companies outside the same group, defined as a group of companies in which a common shareholder controls at least 50 percent + 1 share of equity capital, alone or in concert.

For directors standing for (re)election at French companies, ISS will take into account board appointments as censors in French publicly-listed companies.

Executive directors or those in comparable roles within investment holding companies will generally be treated similar to non-executive directors when applying this policy.

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Voto di Lista (Italy)

In Italy, director elections generally take place through the voto di lista mechanism (similar to slate elections). Since the Italian implementation of the European Shareholder Rights Directive (effective since Nov. 1, 2010), Italian issuers whose shares are listed on the Italian regulated market Euronext Milan must publish the various lists 21 days in advance of the meeting.

Since shareholders only have the option to support one such list, where lists are published in sufficient time, ISS will recommend a vote on a case-by-case basis, determining which list of nominees it considers is best suited to add value for shareholders based, as applicable, on ISS European policies for Director Elections and for Contested Director Elections.

Those companies that are excluded from the provisions of the European Shareholder Rights Directive generally publish lists of nominees seven days before the meeting. In the case where nominees are not published in sufficient time, ISS will recommend a vote against the director elections before the lists of director nominees are disclosed. Once the various lists of nominees are disclosed, ISS will issue an alert to its clients and, if appropriate, change its vote recommendation to support one particular list.

One Board Seat per Director

In cases where a director holds more than one board seat on a single board and the corresponding votes, manifested as one seat as a physical person plus an additional seat(s) as a representative of a legal entity, vote against the election/reelection of such legal entities and in favor of the physical person.

However, an exception is made if the representative of the legal entity holds the position of CEO. In such circumstances, ISS will typically recommend a vote in favor of the legal entity and against the election/reelection of the physical person.

While such occurrences are rare, there have been cases where a board member may have multiple board seats and corresponding votes. Holding several board seats concurrently within one board increases this person’s direct influence on board decisions and creates an inequality among board members.

This situation has manifested in Belgium, Luxembourg, and France. This is not a good corporate governance practice, as it places disproportionate influence and control in one person.

Composition of Committees

For widely-held companies, generally vote against the (re)election of any non-independent members of the audit committee if fewer than 50 percent of the audit committee members, who are elected by shareholders in such capacity or another – excluding, where relevant, employee shareholder representatives – would be independent.

Generally vote against the election or reelection of the non-independent member of the audit committee designated as chair of that committee.

For widely-held companies, generally vote against the (re)election of any non-independent members of the remuneration committee if fewer than 50 percent of the remuneration committee members, who are elected by shareholders in such capacity or another - excluding, where relevant, employee shareholder representatives - would be independent.

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For all companies:

Generally vote against the (re)election of executives who serve on the company’s audit or remuneration committee. ISS may recommend against if the disclosure is too poor to determine whether an executive serves or will serve on a committee. If a company does not have an audit or a remuneration committee, ISS may consider that the entire board fulfills the role of a committee. In such case, ISS may recommend against the executives, including the CEO, up for election to the board.

Composition Nomination Committee (Finland, Iceland, Norway, and Sweden)

Vote for proposals in Finland, Iceland, Norway, and Sweden to elect or appoint a nominating committee consisting mainly of non-board members.

Vote for shareholder proposals calling for disclosure of the names of the proposed candidates at the meeting, as well as the inclusion of a representative of minority shareholders in the committee.

Vote against proposals where the names of the candidates (in the case of an election) or the principles for the establishment of the committee have not been disclosed in a timely manner.

Vote against proposals in Sweden to elect or appoint such a committee if the company is on the MSCI-EAFE or local main index and the following conditions exist:

1.	A member of the executive management would be a member of the committee;

2.	More than one board member who is dependent on a major shareholder would be on the committee; or

3.	The chair of the board would also be the chair of the committee.

In cases where the principles for the establishment of the nominating committee, rather than the election of the committee itself, are being voted on, vote against the adoption of the principles if any of the above conditions are met for the current committee, and there is no publicly available information indicating that this would no longer be the case for the new nominating committee.

Election of Censors (France)

ISS will generally recommend a vote against proposals seeking shareholder approval to elect a censor, to amend bylaws to authorize the appointment of censors, or to extend the maximum number of censors to the board. However, ISS will recommend a vote on a case-by-case basis when the company provides assurance that the censor would serve on a short-term basis (maximum one year) with the intent to retain the nominee before his/her election as director. In this case, consideration shall also be given to the nominee’s situation (notably overboarding or other factors of concern).

In consideration of the principle that censors should be appointed on a short-term basis, vote against any proposal to renew the term of a censor or to extend the statutory term of censors.

Board Gender Diversity

In terms of gender diversity, [supervisory] boards should adhere to domestic legal requirements or local best market practices or, in the absence thereof, be in line with European established practice.

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Generally vote against the chair of the nomination committee (or other directors on a case-by-case basis) if:

•

The underrepresented gender accounts for less than 30 percent (or any higher domestic threshold) of shareholder-elected directors of a widely held company – excluding, where relevant, employee shareholder representatives[2].

•	Both genders are not represented on the board of a non-widely-held company.

Mitigating factors may include:

•	Compliance with the relevant standard at the preceding annual meeting and a firm commitment, publicly available, to comply with the relevant standard within a year; or

•	Other relevant factors as applicable.

Climate Accountability

For companies that are significant greenhouse gas (GHG) emitters, through their operations or value chain3, generally vote against the responsible incumbent director(s), or any other appropriate item(s) in cases where ISS determines that the company is not taking the minimum steps needed to understand, assess, and mitigate risks related to climate change to the company and the larger economy.

Minimum steps to understand and mitigate those risks are considered to be the following. Both minimum criteria will be required to be in alignment with the policy:

•	Detailed disclosure of climate-related risks, such as according to the framework established by the Task Force on Climate-related Financial Disclosures (TCFD), including:

•	Board governance measures;

•	Corporate strategy;

•	Risk management analyses; and

•	Metrics and targets.

•	Appropriate GHG emissions reduction targets.

At this time, “appropriate GHG emissions reductions targets” will be medium-term GHG reduction targets or Net Zero-by-2050 GHG reduction targets for a company’s operations (Scope 1) and electricity use (Scope 2). Targets should cover the vast majority of the company’s direct emissions.

Accountability for Capital Structure with Unequal Voting Rights

For meetings held on or after Feb. 1, 2024, at widely-held companies, generally vote against directors or against the discharge of (non-executive) directors, if the company employs a stock structure with unequal voting rights4. Vote recommendations will generally be directed against the nominees primarily responsible for, or benefiting from, the unequal vote structure.

[2]	In France, when employees exceed a given shareholding threshold in the company, they must be represented by employee shareholder representative(s) on the [supervisory] board.
[3]	Companies defined as “significant GHG emitters” will be those on the current Climate Action 100+ Focus Group list.
[4]

This generally includes classes of common stock that have additional votes per share than other shares; classes of shares that are not entitled to vote on all the same ballot items or nominees; or stock with time-phased voting rights (“loyalty shares” or “double-voting” shares).

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Exceptions to this policy will generally be limited to:

•	Newly-public companies[5] with a sunset provision of no more than seven years from the date of going public;

•	Situations where the unequal voting rights are considered de minimis[6]; or

•

The company provides sufficient protections for minority shareholders, for example such as allowing minority shareholders a regular binding vote on whether the capital structure should be maintained or a commitment to abolish the structure by the next AGM.

[5]	Newly-public companies generally include companies that emerge from bankruptcy, SPAC transactions, spin-offs, direct listings, and those who complete a traditional initial public offering.
[6]

Distortion between voting and economic power does not exceed 10 percent, where this is calculated relative to the entire share capital for multiple share classes and on individual shareholder or concert level in case of loyalty share structures.

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ISS Classification of Directors - European Policy

Executive Director

•	Employee or executive of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

•	Any director who is attested by the board to be a non-independent NED;

•	Any director specifically designated as a representative of a significant shareholder of the company;

•	Any director who is also an employee or executive of a significant shareholder of the company;

•	Any director who is nominated by a dissenting significant shareholder unless there is a clear lack of material[3] connection with the dissident, either currently or historically;

•

Beneficial owner (direct or indirect) of at least 10 percent of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., members of a family that beneficially own less than 10 percent individually, but collectively own more than 10 percent), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

•

Currently provides (or a relative¹ provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•

Represents customer, supplier, creditor, banker, or other entity with which the company maintains a transactional/commercial relationship (unless the company discloses information to apply a materiality test3);

•	Any director who has cross-directorships with executive directors or those in comparable roles;

•	Relative¹ of a current or former executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the general meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/SPAC sponsors4/member of founding family but not currently an employee;

•	Former executive (five-year cooling off period)[5];

•

Excessive years of service from date of first appointment, as determined by the EC Recommendation 2005/162/EC, local corporate governance codes, or local best practice, is generally a determining factor in evaluating director independence.[6];

•	Any additional relationship or principle considered to compromise independence under local corporate governance best practice guidance.

Independent NED

•	Not classified as non-independent by ISS (see above);

•	No material[7] connection, either direct or indirect, to the company (other than a board seat) or to a significant shareholder.

Employee Representative

•	Represents employees or employee shareholders of the company (classified as “employee representative” and considered a non-independent NED).

Footnotes

[1]

“Relative” follows the definition of “immediate family members” which covers spouses, parents, children, stepparents, stepchildren, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

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2

Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

[3]

A business relationship may be material if the transaction value (of all outstanding transactions) entered into between the company and the company or organization with which the director is associated is equivalent to either 1 percent of the company’s turnover or 1 percent of the turnover of the company or organization with which the director is associated; or

A business relationship may be material if the transaction value (of all outstanding financing operations) entered into between the company and the company or organization with which the director is associated is more than 10 percent of the company’s shareholder equity or the transaction value (of all outstanding financing operations) compared to the company’s total assets is more than 5 percent.

[4]

Depending how SPAC sponsors benefit from the transaction, a misalignment of sponsors and shareholders’ interests may be characterized. Potential conflicts of interest could arise if sponsors benefit from share classes with special rights attached.

[5]

For the purpose of calculating the cooling-off period, if a former executive joins the board without having completed a five-year cooling-off period, they will be classified as non-independent for the remainder of their tenure on the company’s board.

[6]

For example, the EC recommendation 2005/162/EC’s definition of independence provides that in order to remain independent, a non-executive director shall have served on the [supervisory] board for no more than 12 years. For countries governed by ISS’ European policy, ISS will follow the EC recommendation and apply stricter tenure limits where recommended by local corporate governance codes or established by local best practice.

7

For purposes of ISS’ director independence classification, “material” will be defined as a standard of relationship (financial, personal, or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

Contested Director Elections

General Recommendation: For contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, ISS will make its recommendation on a case-by-case basis, determining which directors are considered best suited to add value for shareholders.

The analysis will generally be based on, but not limited to, the following major decision factors:

•	Company performance relative to its peers;

•	Strategy of the incumbents versus the dissidents;

•	Independence of directors/nominees;

•	Experience and skills of board candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment;

•	Responsiveness to shareholders;

•	Whether a takeover offer has been rebuffed;

•	Whether minority or majority representation is being sought.

When analyzing a contested election of directors, ISS will generally focus on two central questions: (1) Have the proponents proved that board change is warranted? And if so, (2) Are the proponent board nominees likely to effect positive change (i.e., maximize long-term shareholder value).

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Voting on Directors for Egregious Actions

General Recommendation: Under extraordinary circumstances, vote against or withhold from directors individually, on a committee, or the entire board, due to:

•	Material failures of governance, stewardship, risk oversight[7], or fiduciary responsibilities at the company;

•	Failure to replace management as appropriate; or

•

Egregious actions related to the director(s)’service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Committee of Representatives and Corporate Assembly Elections (Denmark and Norway)

General Recommendation: For Norwegian and Danish companies where shareholders vote on elections for members of the corporate assembly or committee of representatives, but not directly on the board of directors, vote case-by-case on corporate assembly and committee of representative elections based on the board of directors’ compliance with ISS’ director election policy.

Discharge of Directors

General Recommendation: Vote for the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling concerns that the board is not fulfilling its fiduciary duties, warranted on a case-by-case basis, by:

•

A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest;

•

Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged action yet to be confirmed (and not only in the fiscal year in question) such as price fixing, insider trading, bribery, fraud, and other illegal actions;

•	Other egregious governance issues where shareholders will bring legal action against the company or its directors.

For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.

[7]

Examples of failure of risk oversight include but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; poor risk oversight of environmental and social issues, including climate change; significant adverse legal judgments or settlement; or hedging of company stock.

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Director, Officer, and Auditor Indemnification and Liability Provisions

General Recommendation: Vote proposals seeking indemnification and liability protection for directors and officers on a case-by-case basis.

Vote against proposals to indemnify external auditors.

Board Structure

General Recommendation: Vote for routine proposals to fix board size.

Vote against the introduction of mandatory retirement ages for directors.

Vote against proposals to alter board structure or size in the context of a fight for control of the company or the board.

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3. Capital Structure

Capital Systems

European capital systems can be broadly defined as either authorized or conditional. Both systems provide companies with the means to finance business activities, but they are considerably different in structure. Which system is used by a company is determined by the economic and legal structure of the market in which it operates. However, many capital systems display slight variations on the two systems, and some systems bear features from both systems, if only on a cosmetic level.

Under the conditional capital system, companies seek authorizations for pools of capital, which typically have fixed periods of availability. For example, if a company seeks to establish a pool of capital for general issuance purposes, it requests the creation of a certain number of shares with or without preemptive rights, issuable piecemeal at the discretion of the board, generally for a fixed period of time. This type of authority would be used to carry out a general rights issue or small issuances without preemptive rights.

The authorized capital system sets a limit in a company’s articles on the total number of shares that can be issued by the company’s board. The system allows companies to issue shares from this preapproved limit, although in many markets shareholder approval must be obtained prior to an issuance. Companies also request shareholder approval for increases in authorization when the amount of shares contained in the articles is inadequate for issuance authorities.

Share Issuance Requests

General Issuances

General Recommendation: Vote for issuance authorities with pre-emptive rights to a maximum of 50 percent over currently issued capital and as long as the share issuance authorities’ periods are clearly disclosed (or implied by the application of a legal maximum duration) and in line with market-specific practices and/or recommended guidelines (e.g. issuance periods limited to 18 months for the Netherlands).

Vote for issuance authorities without pre-emptive rights to a maximum of 10 percent (or a lower limit if local market best practice recommendations provide) of currently issued capital as long as the share issuance authorities’ periods are clearly disclosed (or implied by the application of a legal maximum duration) and in line with market-specific practices and/or recommended guidelines (e.g. issuance periods limited to 18 months for the Netherlands).

These thresholds are mutually exclusive.

When calculating the defined limits, all authorized and conditional capital authorizations are considered, including existing authorizations that will remain valid beyond the concerned shareholders’ meeting.

For French companies:

•	Vote for general issuance requests with preemptive rights, or without preemptive rights but with a binding “priority right,” for a maximum of 50 percent over currently issued capital.

•

Generally vote for general authorities to issue shares without preemptive rights up to a maximum of 10 percent of share capital. When companies are listed on a regulated market, the maximum discount on share issuance price proposed in the resolution must, in addition, comply with the legal discount for a vote for to be warranted.

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Specific Issuances

General Recommendation: Vote on a case-by-case basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

General Recommendation: Vote for proposals to increase authorized capital on a case-by-case basis if such proposals do not include the authorization to issue shares from the (pre-)approved limit.

In case the proposals to increase authorized capital include the authorization to issue shares according to the (pre-) approved limit without obtaining separate shareholder approval, the general issuance policy applies.

Reduction of Capital

General Recommendation: Vote for proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a case-by-case basis.

Capital Structures

General Recommendation: Vote for resolutions that seek to maintain, or convert to, a one-share, one-vote capital structure.

Vote against requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.

Preferred Stock

General Recommendation: Vote for the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote for the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS’ guidelines on equity issuance requests.

Vote against the creation of a new class of preference shares that would carry superior voting rights to the common shares.

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Vote against the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a case-by-case basis.

Debt Issuance Requests

General Recommendation: Vote non-convertible debt issuance requests on a case-by-case basis, with or without pre-emptive rights.

Vote for the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS’ guidelines on equity issuance requests.

Vote for proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

General Recommendation: Vote proposals to approve the pledging of assets for debt on a case-by-case basis.

Increase in Borrowing Powers

General Recommendation: Vote proposals to approve increases in a company’s borrowing powers on a case-by-case basis.

Share Repurchase Plans

General Recommendation: ISS will generally recommend for market repurchase authorities (share repurchase programs) if the terms comply with the following criteria:

•	A repurchase limit of up to 10 percent of issued share capital;

•	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and

•	Duration of no more than 5 years, or such lower threshold as may be set by applicable law, regulation, or code of governance best practice.

Authorities to repurchase shares in excess of the 10 percent repurchase limit will be assessed on a case-by-case basis. ISS may support such share repurchase authorities under special circumstances, which are required to be publicly disclosed by the company, provided that, on balance, the proposal is in shareholders’ interests. In such cases, the authority must comply with the following criteria:

•	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and

•	Duration of no more than 18 months.

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In markets where it is normal practice not to provide a repurchase limit, ISS will evaluate the proposal based on the company’s historical practice. However, ISS expects companies to disclose such limits and, in the future, may recommend a vote against companies that fail to do so. In such cases, the authority must comply with the following criteria:

•	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and

•	Duration of no more than 18 months.

In addition, ISS will recommend against any proposal where:

•	The repurchase can be used for takeover defenses;

•	There is clear evidence of abuse;

•	There is no safeguard against selective buybacks;

•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.

Reissuance of Repurchased Shares

General Recommendation: Vote for requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

General Recommendation: Vote for requests to capitalize reserves for bonus issues of shares or to increase par value.

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4. Compensation

Compensation Guidelines

Preamble

The assessment of compensation follows the ISS Global Principles on Executive and Director Compensation which are detailed below. These principles take into account global corporate governance best practice.

The ISS Global Principles on Compensation underlie market-specific policies in all markets:

1.	Provide shareholders with clear, comprehensive compensation disclosures;

2.	Maintain appropriate pay-for-performance alignment with emphasis on long-term shareholder value;

3.	Avoid arrangements that risk “pay for failure;”

4.	Maintain an independent and effective compensation committee;

5.	Avoid inappropriate pay to non-executive directors.

Pursuant to the European Directive 2017/828 (a.k.a. the Shareholder Rights Directive II or SRDII), companies which have their registered office in a Member State and the shares of which are admitted to trading on a regulated market situated or operating within a Member State must (i) submit their director remuneration policy to shareholder (binding or advisory) vote at every material change and in any case at least every four years, and (ii) submit a director remuneration report to discussion or shareholder vote on an annual basis.

In applying the Five Global Principles, ISS has developed European Compensation Guidelines which take into account EU rules and Recommendations, local codes of governance, and market best practice.

Considering the legal framework following implementation of SRDII, ISS has developed two sets of guidelines: (i) remuneration policy and (ii) remuneration report. ISS analyzes compensation-related proposals based on the role of the concerned individuals and therefore applies different guidelines according to the functions held by the beneficiaries.

As the SRDII has been implemented differently across EU member states, all or some of the following voting guidelines may apply to a company’s (director) remuneration policy and report.

Companies that are registered in a non-EU member state but covered by these proxy voting guidelines are subject to the following provisions.

Remuneration policy

General Recommendation: ISS will evaluate management proposals seeking approval of a company’s director remuneration policy on a case-by-case basis, and where relevant, ISS will generally recommend a vote against a company’s remuneration policy if the remuneration policy has not been disclosed in a timely manner or it fails to comply with one or a combination of the global principles and their corresponding rules detailed below.

Company’s remuneration policy applicable to directors in relation to [supervisory] board-related duties

The following provisions apply to the company’s remuneration policy and/or separate proposals on remuneration to directors in relation to their supervisory functions.

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•	The fees to be paid out for [supervisory] board-related duties should be quantified or quantifiable on an aggregate or individual basis.

•	The fees must not be excessive relative to other companies in the country or industry.

•	The company must not intend to increase the fees excessively without stating compelling reasons that justify the increase.

•

The company’s policy must not provide for the granting of stock options, performance-based equity compensation (including stock appreciation rights and performance-vesting restricted stock), or performance- based cash to non-executive directors.

•	The company’s policy must not establish retirement benefits and/or termination payments for non-executive directors.

Company’s remuneration policy applicable to directors in relation to executive/management duties

Terms and conditions of arrangements

•	The company must disclose the type of arrangements (e.g., contractual relationship) it may enter into or does maintain with the executive directors or those in comparable roles.

•	The company must disclose the main terms and conditions of the arrangements, including its duration, any notice period, termination payments, etc.

•	Termination payments[8], if any, must not exceed (i) 24 months’ pay or (ii) any more restrictive provision pursuant to local legal requirements and/or market best practices.

•	The pay opportunity should not be excessive relative to peers and market practices.

•

The company’s remuneration policy may allow the remuneration committee to apply discretion to adjust payouts in line with good market practice and, if so, must ensure that rewards properly reflect company financial and non-financial performance and shareholder experience.

•	The derogation policy, if applicable, must clearly define and limit any elements (e.g., base salary, STI, LTI, etc.) and extent (e.g., caps, weightings, etc.) to which derogations may apply.

Non-performance based pay

Fixed remuneration

•	The company must explain its policy for setting and reviewing salary levels.

•	The salary should be quantified or quantifiable.

•	Significant salary increases must be explained by a detailed and compelling rationale.

Benefits

•	Companies must describe the benefits provided to directors, which are expected to be in line with standard market practice and which should not be excessive.

Long-term savings/pension

•	The policy must provide information on the type of plan, associated contingencies, and expected company contribution.

•	Arrangements with a company executive director regarding pensions must not result in an adverse impact on shareholders’ interests or be misaligned with good market practices.

[8]

‘Termination payments’ means any payment linked to early termination of contracts for executive or managing directors, including payments related to the duration of a notice period or a non-competition clause included in the contract.

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Performance-based pay

•	Any short- and long-term component must include a maximum award limit.

•	Increases in the STI/LTI opportunities, if any, must be adequately explained.

•	The balance between short- and long-term variable compensation must be appropriate. The company’s policy must avoid disproportionate focus on short-term variable element(s).

•	The remuneration policy must avoid guaranteed compensation.

Short-term incentives

•	The company should indicate performance metrics attached to short-term incentives, which must be concrete and measurable.

Long-term incentives

•

The company’s remuneration policy must provide sufficient disclosure of (i) the exercise price/strike price (options); (ii) discount on grant; (iii) grant date/period; (iv) exercise/vesting period; and, if applicable, (v) performance criteria.

•	Equity-based plans or awards that are linked to long-term company performance will be evaluated using ISS’ general policy for equity-based plans.

•

Arrangements with a company executive regarding the post-mandate exercise of equity-based awards must not result in an adverse impact on shareholders’ interests or be misaligned with good market practices.

Remuneration report

General Recommendation: ISS will evaluate management proposals seeking ratification of a company’s director remuneration report on a case-by-case basis, and where relevant, will take into account the European Pay for Performance Model9 outcomes within a qualitative review of a company’s remuneration practices. ISS will generally recommend a vote against a company’s (director) remuneration report if the remuneration report has not been disclosed in a timely manner or it fails to comply with one or a combination of several of the global principles and their corresponding rules detailed below.

Remuneration to directors in relation to [supervisory] board-related duties

The following provisions apply to the company’s remuneration report and to any separate proposals on remuneration to directors in relation to their supervisory functions.

•	The fees paid out for [supervisory] board-related duties must be disclosed on an aggregate and/or, preferably, individual basis.

•	The fees must not be excessive relative to other companies in the country or industry.

9 Definition of Pay-for-Performance Evaluation:

For many companies, ISS conducts a pay-for-performance analysis to measure the alignment between pay and performance over a sustained period. With respect to companies in the European Main Indices, this analysis considers the following:

•	Peer Group Alignment:

•	The degree of alignment between the company’s annualized TSR rank and the CEO’s annualized total pay rank within a peer group, each measured over a three-year period.

•	The multiple of the CEO’s total pay relative to the peer group median.

•

Absolute Alignment – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

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•	The company must not increase the fees excessively in comparison with market/sector practices, without stating compelling reasons that justify the increase.

•

Such directors must not receive stock options, performance-based equity compensation (including stock appreciation rights and performance-vesting restricted stock), performance-based cash, termination payments, or retirement benefits.

Remuneration applicable to directors in relation to executive/management duties

Terms and conditions of arrangements

•	The company must disclose the type of arrangements (e.g., contractual relationship) it has entered into with the executive directors or those in comparable roles.

•	The company must disclose the terms and conditions of this arrangement, including its pay components, duration, notice period, termination payments, etc.

•	Termination payments, if any, must not be in excess of (i) 24 months’ pay or of (ii) any more restrictive provision pursuant to local legal requirements and/or market best practices.

•	The level of pay in relation to executive/management functions should not be excessive relative to peers, company performance, and market practices.

•	Any guaranteed or discretionary compensation must be disclosed and explained.

Non-performance based pay

Fixed remuneration

•	Fixed remuneration must be disclosed.

•	Significant pay increases should be explained by a detailed and compelling rationale.

Benefits

•	Companies must disclose the benefits provided to directors, which are expected to be in line with standard market practice and which should not be excessive.

Long-term savings/pension

•	The company must provide information on the type of plan, associated contingencies, actual company contribution, and, if applicable, accrued rights.

•	The company contributions to pension/saving schemes must not result in an adverse impact on shareholders’ interests or be misaligned with good market practices.

Performance-based pay

•	Actual short- and long-term pay opportunities and payouts must be disclosed.

•	The balance between short- and long-term variable remuneration must be appropriate. The company should avoid disproportionate focus on short-term variable element(s).

•

The company must disclose the alignment between company performance and payout to executives, variable incentive targets and corresponding levels of achievement and performance awards made, after the relevant performance period (ex-post).

•

There must be a clear link between the company’s performance and variable incentives. Financial and non- financial conditions, including ESG criteria, are relevant as long as they reward an effective performance in line with the purpose, strategy, and objectives adopted by the company.

•	There must not be significant discrepancies between the company’s financial and non-financial performance and actual payouts.

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Long-term incentives

•	Equity-based plans or awards that are linked to long-term company performance will be evaluated using ISS’ general policy for equity-based plans.

•

For awards granted to executive directors or those in comparable roles, ISS will generally require stringent performance-based elements, and a clear link between shareholder value and the vesting of awards.

•	Arrangements regarding the post-mandate exercise of equity-based awards must not result in an adverse impact on shareholders’ interests or be misaligned with good market practices.

Other features

•	Compensation committees should use the discretion afforded them by shareholders to ensure that rewards properly reflect company financial and non-financial performance and shareholder experience.[10]

•

The use of any discretionary authority or derogation clause by the board or the remuneration committee to adjust pay outcomes or grant discretionary and/or one-off awards must be disclosed and adequately explained.

•	Companies are expected to provide meaningful information regarding the average remuneration of employees of the company, in a manner which permits comparison with directors’ remuneration.

In addition to the above, ISS will generally recommend a vote against a compensation-related proposal if such proposal is in breach of any other relevant market-specific ISS voting policy provision included in the present guidelines.

Equity-based Compensation Guidelines

General Recommendation: Generally vote for equity-based compensation proposals or the like if the plan(s) is(are) in line with long-term shareholder interests and align the award with shareholder value. This assessment includes, but is not limited to, the following factors:

•

The volume of awards (to be) transferred to participants under all outstanding plans must not be excessive: awards must not exceed 5 percent of a company’s issued share capital. This number may be up to 10 percent for high-growth companies or particularly well-designed plans (e.g., with challenging performance criteria, extended vesting/performance period, etc.);

•

The plan(s) must be sufficiently long-term in nature/structure: the vesting of awards (i) must occur no less than three years from the grant date, and (ii) if applicable, should be conditioned on meeting performance targets that are measured over a period of at least three consecutive years;

•	If applicable, performance conditions must be fully disclosed, measurable, quantifiable, and long-term oriented;

[10]

In cases where a remuneration committee uses its discretion to determine payments, it should provide a clear explanation of its reasons, which are expected to be clearly justified by the financial results and the underlying performance of the company.

The remuneration committee should disclose how it has taken into account any relevant environmental, social, and governance (ESG) matters when determining remuneration outcomes. Such factors may include (but are not limited to): workplace fatalities and injuries, significant environmental incidents, large or serial fines or sanctions from regulatory bodies and/or significant adverse legal judgments or settlements. It is relatively rare that a remuneration committee chooses to amend the targets used for either the annual bonus or the LTIP following the start of the performance period, but where this has occurred, it is good practice for the company to demonstrate how the revised targets are in practice no less challenging than the targets which were originally set.

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•	The awards must be granted at market price. Discounts, if any, must be mitigated by performance criteria or other features that justify such discount.

Employee Share Purchase Plans

General Recommendation: Generally vote for employee stock purchase plans if the number of shares allocated to the plan is 10 percent or less of the company’s issued share capital.

Compensation-Related Voting Sanctions

General Recommendation: Should a company be deemed:

•	To have egregious remuneration practices;

•	To have failed to follow market practice by not submitting expected resolutions on executive compensation; or

•	To have failed to respond to significant shareholder dissent on remuneration-related proposals;

an adverse vote recommendation could be applied to any of the following on a case-by case basis:

1.	The reelection of the chair of the remuneration committee or, where relevant, any other members of the remuneration committee;

2.	The reelection of the board chair;

3.	The discharge of directors; or

4.	The annual report and accounts.

This recommendation could be made in addition to other adverse recommendations under existing remuneration proposals (if any).

Stock Option Plans – Adjustment for Dividend (Nordic Region)

General Recommendation: Vote against stock option plans in Denmark, Finland, Norway, and Sweden if evidence is found that they contain provisions that may result in a disconnect between shareholder value and employee/executive reward.

This includes one or a combination of the following:

•	Adjusting the strike price for future ordinary dividends AND including expected dividend yield above 0 percent when determining the number of options awarded under the plan;

•	Having significantly higher expected dividends than actual historical dividends;

•	Favorably adjusting the terms of existing options plans without valid reason; and/or

•	Any other provisions or performance measures that result in undue award.

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This policy applies to both new plans and amendments to introduce the provisions into already existing stock option plans. ISS will make an exception if a company proposes to reduce the strike price by the amount of future special (extraordinary) dividends only.

Generally vote against if the potential increase of share capital amounts to more than 5 percent for mature companies or 10 percent for growth companies or if options may be exercised below the market price of the share at the date of grant, or that employee options do not lapse if employment is terminated.

Share Matching Plans (Sweden and Norway)

General Recommendation: ISS considers the following factors when evaluating share matching plans:

•	For every share matching plan, ISS requires a holding period.

•	For plans without performance criteria, the shares must be purchased at market price.

•	For broad-based share matching plans directed at all employees, ISS accepts an arrangement up to a 1:1 ratio, i.e. no more than one free share is awarded for every share purchased at market value.

•

In addition, for plans directed at executives, we require that sufficiently challenging performance criteria be attached to the plan. Higher discounts demand proportionally higher performance criteria.

The dilution of the plan when combined with the dilution from any other proposed or outstanding employee stock purchase/stock matching plans, must comply with ISS’ guidelines.

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5. Environmental and Social Issues

Voting on Social and Environmental Proposals

ISS applies a common approach globally to evaluating social and environmental proposals which cover a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short or long term.

General Recommendation: Generally vote case-by-case, examining primarily whether implementation of the proposal is likely to enhance or protect shareholder value. The following factors will be considered:

•	If the issues presented in the proposal are being appropriately or effectively dealt with through legislation or government regulation;

•	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

•	Whether the proposal’s request is unduly burdensome (scope or timeframe) or overly prescriptive;

•	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

•	Whether there are significant controversies, fines, penalties, or litigation associated with the company’s practices related to the issue(s) raised in the proposal;

•

If the proposal requests increased disclosure or greater transparency, whether reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

•

If the proposal requests increased disclosure or greater transparency, whether implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Say on Climate (SoC) Management Proposals

General Recommendation: Vote case-by-case on management proposals that request shareholders to approve the company’s climate transition action plan11, taking into account the completeness and rigor of the plan. Information that will be considered where available includes the following:

•	The extent to which the company’s climate related disclosures are in line with TCFD recommendations and meet other market standards;

•	Disclosure of its operational and supply chain GHG emissions (Scopes 1, 2, and 3);

•	The completeness and rigor of company’s short-, medium-, and long-term targets for reducing operational and supply chain GHG emissions (Scopes 1, 2, and 3 if relevant);

•	Whether the company has sought and approved third-party approval that its targets are science-based;

•	Whether the company has made a commitment to be “net zero” for operational and supply chain emissions (Scopes 1, 2, and 3) by 2050;

•	Whether the company discloses a commitment to report on the implementation of its plan in subsequent years;

•	Whether the company’s climate data has received third-party assurance;

[11]	Variations of this request also include climate transition related ambitions, or commitment to reporting on the implementation of a climate plan.

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•	Disclosure of how the company’s lobbying activities and its capital expenditures align with company strategy;

•	Whether there are specific industry decarbonization challenges; and

•	The company’s related commitment, disclosure, and performance compared to its industry peers.

Say on Climate (SoC) Shareholder Proposals

General Recommendation: Vote case-by-case on shareholder proposals that request the company to disclose a report providing its GHG emissions levels and reduction targets and/or its upcoming/approved climate transition action plan and provide shareholders the opportunity to express approval or disapproval of its GHG emissions reduction plan, taking into account information such as the following:

•	The completeness and rigor of the company’s climate-related disclosure;

•	The company’s actual GHG emissions performance;

•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to its GHG emissions; and

•	Whether the proposal’s request is unduly burdensome (scope or timeframe) or overly prescriptive.

6. Other Items

Reorganizations/Restructurings

General Recommendation: Vote reorganizations and restructurings on a case-by-case basis.

Mergers and Acquisitions

General Recommendation: Vote case-by-case on mergers and acquisitions taking into account the following:

For every M&A analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation – Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, ISS places emphasis on the offer premium, market reaction, and strategic rationale.

•	Market reaction – How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.

•

Strategic rationale – Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Conflicts of interest – Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? ISS will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

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•

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote against if the companies do not provide sufficient information upon request to allow shareholders to make an informed voting decision.

Mandatory Takeover Bid Waivers

General Recommendation: Vote proposals to waive mandatory takeover bid requirements on a case-by-case basis.

Reincorporation Proposals

General Recommendation: Vote reincorporation proposals on a case-by-case basis.

Expansion of Business Activities

General Recommendation: Vote for resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions

General Recommendation: In evaluating resolutions that seek shareholder approval on related-party transactions (RPTs), vote on a case-by-case basis, considering factors including, but not limited to, the following:

•	The parties on either side of the transaction;

•	The nature of the asset to be transferred/service to be provided;

•	The pricing of the transaction (and any associated professional valuation);

•	The views of independent directors (where provided);

•	The views of an independent financial adviser (where appointed);

•	Whether any entities party to the transaction (including advisers) is conflicted; and

•	The stated rationale for the transaction, including discussions of timing.

If there is a transaction that ISS deemed problematic and that was not put to a shareholder vote, ISS may recommend against the election of the director involved in the related-party transaction or the full board.

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Antitakeover Mechanisms

General Recommendation: Generally vote against all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

For the Netherlands, vote recommendations regarding management proposals to approve protective preference shares will be determined on a case-by-case basis. In general, ISS will recommend voting for protective preference shares (PPS) only if:

•

The supervisory board needs to approve an issuance of shares and the supervisory board is independent within the meaning of ISS’ categorization rules (ISS’ European Director Independence Guidelines) and the Dutch Corporate Governance Code (i.e. a maximum of one member can be non-independent);

•	No call / put option agreement exists between the company and a foundation for the issuance of PPS;

•	The issuance authority is for a maximum of 18 months;

•	The board of the company-friendly foundation is fully independent;

•	There are no priority shares or other egregious protective or entrenchment tools;

•	The company states specifically that the issue of PPS is not meant to block a takeover, but will only be used to investigate alternative bids or to negotiate a better deal;

•	The foundation buying the PPS does not have as a statutory goal to block a takeover; and

•	The PPS will be outstanding for a period of maximum 6 months (an EGM must be called to determine the continued use of such shares after this period).

Following the Florange act of 2016, for French companies listed on a regulated market, generally vote against any general authorities impacting the share capital (i.e. authorities for share repurchase plans and any general share issuances with or without preemptive rights) if they can be used for antitakeover purposes without shareholders’ prior explicit approval.

Shareholder Proposals

General Recommendation: Vote all shareholder proposals on a case-by-case basis.

Vote for proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote against proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

Policies dealing with environmental and social themes are covered by their own dedicated policy, presented separately in this document.

Authority to Reduce Minimum Notice Period for Calling a Meeting

General Recommendation: A recommendation to approve the “enabling” authority proposal would be on the basis that ISS would generally expect companies to call EGMs/GMs using a notice period of less than 21 days only in limited circumstances where a shorter notice period will be to the advantage of shareholders as a whole, for example, to keep a period of uncertainty about the future of the company to a minimum. This is particularly true of capital raising proposals or other price sensitive transactions. By definition, AGMs, being regular meetings of the company, should not merit a notice period of less than 21 days.

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In a market where local legislation permits an EGM/GM to be called at no less than 14-days’ notice, ISS will generally recommend in favor of a resolution to approve the enabling authority if the company discloses that the shorter notice period of between 20 and 14 days would not be used as a matter of routine for such meetings, but only when the flexibility is merited by the business of the meeting. Where the proposal(s) at a given EGM/GM is (are) not time-sensitive, such as the approval of incentive plans, ISS would not expect a company to invoke the shorter notice notwithstanding any prior approval of the enabling authority proposal by shareholders.

In evaluating an enabling authority proposal, ISS would first require that the company make a clear disclosure of its compliance with any hurdle conditions for the authority imposed by applicable law, such as the provision of an electronic voting facility for shareholders. In addition, with the exception of the first AGM at which approval of the enabling authority is sought following implementation of the European Shareholder Rights Directive, when evaluating an enabling authority proposal ISS will take into consideration the company’s use (if any) of shorter notice periods in the preceding year to ensure that such shorter notice periods were invoked solely in connection with genuinely time-sensitive matters. Where the company has not limited its use of the shorter notice periods to such time sensitive-matters and fails to provide a clear explanation for this, ISS will consider a vote against the enabling authority for the coming year.

Auditor Report Including Related Party Transactions (France)

General Recommendation: ISS will review all auditor reports on related-party transactions and screen for and evaluate agreements with respect to the following issues:

•	Director Remuneration

•	Consulting Services

•	Liability Coverage

•	Certain Business Transactions

In general, ISS expects companies to provide the following regarding related-party transactions:

•	Adequate disclosure of terms under listed transactions (including individual details of any consulting, or other remuneration agreements with directors and for any asset sales and/or acquisitions);

•	Sufficient justification on transactions that appear to be unrelated to operations and/or not in shareholders’ best interests;

•	Fairness opinion (if applicable in special business transactions); and

•	Any other relevant information that may affect or impair shareholder value, rights, and/or judgment.

In the event that the company fails to provide an annual report in a timely manner, generally at least 21 days prior to the meeting, ISS will recommend votes against these proposals.

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Virtual/Hybrid Meetings

General Recommendation: Generally vote for proposals allowing for the convening of hybrid12 shareholder meetings.

Vote case-by-case on proposals concerning virtual-only meetings13, considering:

•	Whether the company has committed to ensuring shareholders will have the same rights participating electronically as they would have for an in-person meeting;

•	Rationale of the circumstances under which virtual-only meetings would be held;

•	In-person or hybrid meetings are not precluded;

•	Whether an authorization is restricted in time or allows for the possibility of virtual-only meetings indefinitely; and

•	Local laws and regulations concerning the convening of virtual meetings.

[12]	The phrase “hybrid shareholder meeting” refers to an in-person meeting in which shareholders are also permitted to participate online.
[13]	The phrase “virtual-only shareholder meeting” refers to a meeting of shareholders that is held exclusively through the use of online technology without a corresponding in-person meeting.

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UNITED KINGDOM AND IRELAND Proxy Voting Guidelines Benchmark Policy Recommendations Effective for Meetings on or after February 1, 2023 Published December 13, 2022 W W W . I S S G O V E R N A NC E. C OM

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Introduction

ISS has operated a standalone policy for the United Kingdom (UK) and Ireland since 2015. Previously, we used the voting guidelines of the Pensions and Lifetime Savings Association (then known as the National Association of Pension Funds, or NAPF) as our standard reference. The ISS policy remains broadly consistent with that of the Association and continues to reflect other good practice standards relevant to the UK market. A number of good practice guidelines are referenced in this document; a full list of these guidelines is available in the appendix.

The “comply or explain” approach is the foundation of corporate governance in the UK and Ireland. While ISS operates a policy-based approach, we recognise that in certain cases there may be a good reason why non-standard corporate governance arrangements fit a company’s particular circumstances. When assessing the quality of a company’s explanation, ISS follows the guidance provided by the Financial Reporting Council (FRC) in the UK Corporate Governance Code (the Code.) The most recent version of the Code was released in July 2018.

The principle underpinning the ISS approach is that shareholders are the owners of listed companies. To that end, ISS designs its proxy voting guidelines to enhance shareholders’ long-term economic interests. ISS’ benchmark proxy voting guidelines serve as a tool to assist institutional investors in meeting their responsibilities with respect to voting by promoting shareholder value creation and risk mitigation at their portfolio firms. ISS also manages fully custom voting policies and implements voting recommendations for clients who want to vote their proxies according to their own specific guidelines and philosophies.

Shareholders are entitled to assess every resolution that seeks their approval in terms of how it affects their long-term interests as the owners of the company. ISS’ Global Voting Principles1 include four key tenets – accountability, stewardship, independence, and transparency – which underlie our approach to developing recommendations on both management and shareholder proposals at publicly traded companies. How we interpret this is described below:

Accountability – Boards should be accountable to shareholders, the owners of the companies, by holding regular board elections, by providing sufficient information for shareholders to be able to assess directors and board composition, and by providing shareholders with the ability to remove directors. Directors should respond to investor input such as that expressed through vote results on management and shareholder proposals and other shareholder communications. Shareholders should have meaningful rights on structural provisions, such as approval of or amendments to the corporate governing documents and a vote on takeover defences. In addition, shareholders’ voting rights should be proportional to their economic interest in the company; each share should have one vote. In general, a simple majority vote should be required to change a company’s governance provisions or to approve transactions.

Stewardship – A company’s governance, social, and environmental practices should meet or exceed the standards of its market regulations and general practices and should take into account relevant factors that may impact significantly the company’s long-term value creation. Issuers and investors should recognise constructive engagement as both a right and responsibility.

Independence – Boards should be sufficiently independent so as to ensure that they are able and motivated to effectively supervise management’s performance and remuneration, for the benefit of all shareholders. Boards should include an effective independent leadership position and sufficiently independent committees that focus on key governance concerns such as audit, compensation, and the selection and evaluation of directors.

[1]	https://www.issgovernance.com/policy-gateway/iss-global-voting-principles/

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Transparency – Companies should provide sufficient and timely information that enables shareholders to understand key issues, make informed vote decisions, and effectively engage with companies on substantive matters that impact shareholders’ long-term interests in the company.

These principles guide our work assisting institutional investors in meeting their responsibilities to clients with respect to voting and engagement services. The UK and Ireland policy has been designed to be in alignment with these principles, and the section on remuneration is also in accordance with the ISS Global Principles on Executive and Director Compensation2 as well as other UK good practice recommendations.

Application of this policy

This policy forms the basis of the ISS benchmark vote recommendations for companies listed in the United Kingdom and Ireland. It will also be applied to companies incorporated in other territories such as the Isle of Man, Jersey and Guernsey, and which are either listed in the UK and Ireland or on The International Stock Exchange.

This document is intended to provide investors with an insight into how ISS analyses companies in the UK and Irish markets. However, it is not possible to address every eventuality, and inevitably many issues will need to be considered on a case-by-case basis. ISS will apply this policy as a guideline, but analysts will take a holistic view of the company’s situation, and consider any explanation for non-standard practice, when determining voting recommendations.

Investors recognise that appropriate corporate governance practices for companies can differ according to the company type, location and nature of operations, and index. The principles of good corporate governance are generally applicable to companies whatever their size, but we recognise that investors and other market participants have differing expectations for certain market segments.

Voting disclosure and responsiveness to significant shareholder dissent

Investors expect that information regarding the voting outcomes on the resolutions presented at the AGM will be made available as soon as reasonably practicable after the AGM. The information should include the number of votes for the resolution, the number of votes against the resolution and the number of shares in respect of which the vote was directed to be withheld, and the overall percentages for each group.

The UK Corporate Governance Code states that when 20 percent or more of votes have been cast against the board recommendation for a resolution, the company should explain, when announcing voting results, what actions it intends to take to consult shareholders in order to understand the reasons behind the result. An update on the views received from shareholders and actions taken should be published no later than six months after the shareholder meeting. The board should then provide a final summary in the annual report and, if applicable, in the explanatory notes to resolutions at the next shareholder meeting, on what impact the feedback has had on the decisions the board has taken.

Where a company has received a significant level of dissent on a resolution at a general meeting, ISS will consider if and how the company has sought to understand the reasons behind the vote result, and how the company has communicated its response to the dissent. In certain circumstances, ISS may recommend a vote against a relevant resolution(s) at a future general meeting if the company has not taken sufficient action to address the dissent.

[2]	ISS’ Europe Proxy Voting Guidelines.

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Coverage universe

For the UK, the core ISS policy applies to all companies in the FTSE All-Share index, excluding investment companies. For Ireland, the same is true of companies listed on Euronext Dublin and included in the ISEQ 20.

Certain provisions of the UK Corporate Governance Code do not apply to companies outside the FTSE 350, or there are different requirements for these companies. The core ISS policy recognises these exceptions, and they are indicated in the relevant sections.

Smaller companies

Our approach in the UK to companies outside of the FTSE All-Share has historically been based around the voting guidelines formerly issued by the NAPF (now the Pensions and Lifetime Savings Association) for smaller companies. The Quoted Companies Alliance Corporate Governance Code (QCA Code) may also be a helpful guide to good corporate governance practices for AIM-listed companies. As per the AIM Rules, all AIM companies are required to apply a recognised corporate governance code and explain how they do so.

The Pensions and Lifetime Savings Association’s guidelines advise that, when assessing the practice of a smaller company, investors should be mindful of the individual circumstances of the business, including its size and complexity.

ISS applies its approach for smaller companies to companies which are members of the FTSE Fledgling index, those listed on AIM and other companies which are not widely held. Further details can be found in Chapter 6 of this document.

Investment companies

The voting guidelines formerly issued by the NAPF (now the Pensions and Lifetime Savings Association, or PLSA) for investment companies broadly form the basis of our benchmark recommendations for investment trusts and venture capital trusts. Also relevant are the key principles of the Association of Investment Companies (AIC) Code. Further details can be found in Chapter 7 of this document.

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1. Operational Items

Accept Financial Statements and Statutory Reports

General Recommendation: Generally vote for approval of financial statements and statutory reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or

•	There has been an accounting fraud or material misstatement during the year.

The overall quality of disclosure will be considered, and the weakest examples, such as where the meeting documents are not released in time for investors to review these ahead of the meeting, are likely to attract a negative vote recommendation.

The additional factors listed under this resolution as they apply to smaller companies (see Accept Financial Statements and Statutory Reports under the ‘Smaller Companies’ section of these voting guidelines) will also apply in the absence of an appropriate resolution on the ballot to target a specific concern.

Amendments to the Articles of Association

General Recommendation: Vote case-by-case on amendments to the articles of association.

Requests to amend a company’s articles of association are usually motivated by changes in the company’s legal and regulatory environment, although evolution of general business practice can also prompt amendments.

When reviewing proposals to revise the existing articles or to adopt a new set of articles, ISS analyses the changes proposed according to what is in the best interest of shareholders.

As noted in the guidelines of the Pensions and Lifetime Savings Association, changes to the company’s articles should not be ‘bundled’ into a single resolution when they cover non-routine matters. When a company seeks to increase its borrowing powers, a limit should be stated in the revised articles.

Amendments to Articles to allow Virtual Meetings

General Recommendation: Generally vote for proposals allowing for the convening of hybrid3 shareholder meetings if it is clear that it is not the intention to hold virtual-only AGMs.

Generally vote against proposals allowing for the convening of virtual-only3 shareholder meetings.

While there is recognition of the potential benefits of enabling participation at shareholder meetings via electronic means, investors have raised concerns about moves to completely eliminate physical shareholder meetings, arguing that virtual meetings may hinder meaningful exchanges between management and shareholders and enable management to avoid uncomfortable questions.

[3]

The phrase “virtual-only shareholder meeting” refers to a meeting of shareholders that is held exclusively through the use of online technology without a corresponding in-person meeting. The term “hybrid shareholder meeting” refers to an in-person, or physical, meeting in which shareholders are permitted to participate online.

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Approve Final Dividend

General Recommendation: Generally vote for proposals to approve the final dividend, unless:

•	The payout is excessive given the company’s financial position.

The annual report includes a review of the company’s performance during the year and should contain a justification for the dividend level. Unless there are major concerns about the payout ratio, ISS usually recommends approval of this item.

Appointment of External Auditors

General Recommendation: Generally vote for proposals to ratify the appointment of the external auditors, unless:

•	There are serious concerns about the effectiveness of the auditors;

•	The auditors are being changed without explanation; or

•	The lead audit partner(s) has been linked with a significant auditing controversy.

It is best practice in the UK to present the resolutions to appoint the external auditors and to fix their remuneration as two separate items.

In line with the Pensions and Lifetime Savings Association position, where the tenure of the external auditor extends beyond ten years and there has not been a recent tender process and no plans to put the audit out to tender are reported, then the chair of the audit committee may receive a negative voting recommendation when he or she is next standing for re-election.

Where the auditor has resigned, the resignation letter should be posted on the company’s website. If the company proposes a new auditor, or an auditor resigns and does not seek re-election, the company should offer an explanation to shareholders. If no explanation is provided, ISS may recommend a vote against the election of the new auditor.

Authorise Board to Fix Remuneration of Auditors

General Recommendation: Generally vote for proposals authorising the board to fix the fees payable to the external auditors, unless:

•	Fees for non-audit services routinely exceed standard audit-related fees.

While the use of auditors for non-audit work can on occasion be justified on grounds of cost and relevant expertise, the Pensions and Lifetime Savings Association has proposed a cap on the level of non-audit fees as a proportion of audit fees, absent an explanation of any exceptional circumstances which may apply such as an initial public offering. Historically, this cap has been set at 100 percent of audit fees, although the Pensions and Lifetime Savings Association guidelines now refer to 50 percent.

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Companies are encouraged to make a full public disclosure of the amount and nature of any payments for non-audit services, to enable investors to appropriately assess these when considering the ratio of audit to non-audit services. Where payments to the auditor for non-audit services appear under the category of “other fees” in the annual report, ISS expects that the company will disclose the nature of these services.

Where the ratio of non-audit fees to audit fees has been over 100 percent for more than one year, and the company appears unwilling to address the issue, ISS may recommend a vote against the remuneration of the external auditors. In addition, the chair of the audit committee is likely to receive a negative voting recommendation when he or she is next standing for re-election.

Audit Committee/Frequency of Audit Committee Meetings

For FTSE 350 companies, ISS will note where four or fewer audit committee meetings have been held during the reporting period.

For FTSE All-Share companies, excluding investment companies, ISS will draw attention to cases where three meetings, or fewer, of the Audit Committee have been held.

This recognises the importance and complexity of the Committee’s role, and the likely increased focus on audit committee oversight of the external auditor.

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2. Board of Directors

Director Elections

General Recommendation: Generally vote for the election or re-election of directors, unless:

•	Adequate disclosure has not been provided in a timely manner;

•

The board fails to meet minimum corporate governance standards – please see the following sections on gender diversity, independence classification and board and committee composition for further details on how this is interpreted in practice; or

•	There are specific concerns about the individual, such as his/her ability to commit sufficient time to the role.

Under extraordinary circumstances, ISS will consider recommending a vote against individual directors for:

•	Material failures of governance, stewardship, or risk oversight (including, but not limited to, environmental and social issues); or

•

Egregious actions related to the director’s service on other boards that raise substantial doubt about that individual’s ability to effectively oversee management and to serve the best interests of shareholders at any company.

Discussion

An appropriate level of biographical detail should include a statement of a director’s other directorships and responsibilities (including any relevant previous positions held), the experience and skills that he/she brings and the contribution that the director can make to the board. If the board provides no biographical details for a director who is standing for election for the first time, this is likely to result in a negative vote recommendation. A negative vote recommendation may also be considered in the absence of a supporting statement from the board where a director is standing for re-election.

Overboarding

Where directors have multiple board appointments, ISS may recommend a vote against directors who appear to hold an excessive number of board roles at publicly listed companies, defined as follows:

•

Any person who holds more than five mandates at listed companies will be classified as overboarded. For the purposes of calculating this limit, a non-executive directorship counts as one mandate, a non-executive chair counts as two mandates, and a position as executive director (or a comparable role) is counted as three mandates.

•	Also, any person who holds the position of executive director (or a comparable role) at one company and a non-executive chair at a different company will be classified as overboarded.

When applying this policy, ISS will consider the nature and scope of the various appointments and the companies concerned, and if any exceptional circumstances exist. A stricter view may apply for directors who serve on the boards of complex companies, those in highly regulated sectors, or directors who chair a number of key committees. Likewise, a more lenient view may apply for directors who serve on the boards of less complex companies (for example, externally managed investment companies).

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CEOs and Chairs

An adverse vote recommendation will not be applied to a director within a company where he/she serves as CEO; instead, any adverse vote recommendations will be applied to his/her additional seats on other company boards. For chairs, negative recommendations would first be applied towards non-executive positions held but the chair position itself would be targeted where they are being elected as chair for the first time or, when in aggregate their chair positions are three or more in number, or if the chair holds an outside executive position.

Attendance

ISS may recommend against the re-election of a director if there have been repeated absences (less than 75 percent attendance) at board and committee meetings that have not been suitably explained. This applies to all directors, not just those with multiple outside directorships.

Board Diversity

The 2018 UK Corporate Governance Code notes that both appointments and succession plans should be based on merit and objective criteria and, within this context, should promote diversity of gender, social and ethnic backgrounds, cognitive and personal strengths.

Gender Diversity

ISS will generally recommend against the chair of the nomination committee (or other directors on a case-by-case basis) in the following cases:

•

The company is a constituent of the FTSE 350 (excluding investment companies) and the board does not comprise at least 33 percent representation of women, in line with the recommendation of the Hampton- Alexander Review.

•	The company (excluding investment companies) is a constituent of any of the following, and there is not at least one woman on the board:

•	FTSE SmallCap;

•	ISEQ 20;

•	Listed on the AIM with a market capitalisation of over GBP 500 million.

Mitigating factors include:

•	Compliance with the relevant board diversity standard at the preceding AGM and a firm commitment, publicly available, to comply with the relevant standard within a year.

•	Other relevant factors as applicable.

For companies with financial years beginning on or after 1 April 2022, the following guidelines will apply:

For standard and premium listed companies, ISS may consider recommending against the chair of the nomination committee (or other directors on a case-by-case basis) if the company has not met the reporting requirements of the FCA Listing Rules, which require boards to meet the following targets:

•	At least 40% of the board are women; and

•	At least one of the senior board positions (Chair, CEO, Senior Independent Director or CFO) is a woman[4].

[4]	See Chapter 7 for an additional consideration on this target and how it applies to investment companies.

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In respect of ISEQ 20 constituents and AIM-listed companies with a market capitalisation of over GBP 500 million, ISS will generally recommend against the chair of the nomination committee (or other directors on a case-by-case basis) if there is not at least one woman on the board.

Mitigating factors include:

•	Compliance with the relevant board diversity standard at the preceding AGM and a firm commitment, publicly available, to comply with the relevant standard within a year.

•	Other relevant factors as applicable.

Ethnic Diversity

ISS will generally recommend against the chair of the nomination committee (or other directors on a case-by-case basis) if the company is a constituent of the FTSE 100 index (excluding investment companies) and has not appointed at least one individual from an ethnic minority background to the board.

Furthermore, there is an expectation for constituents of the following indices (excluding investment companies) to appoint at least one individual from an ethnic minority background to the board by 2024:

•	FTSE 250 index;

•	FTSE SmallCap;

•	ISEQ 20;

•	Listed on the AIM with a market capitalisation of over GBP 500 million.

The abovementioned companies are expected to publicly disclose a roadmap to compliance with best market practice standards of having at least one director from an ethnic minority background by 2024.

For companies with financial years beginning on or after 1 April 2022, the following guideline will apply:

For standard and premium listed companies, ISS may consider recommending against the chair of the nomination committee (or other directors on a case-by-case basis) if the company has not met the relevant reporting requirement of the FCA Listing Rules, which require boards to confirm that at least one member of the board is from a minority ethnic background5.

Mitigating factors include:

•	Compliance with the relevant board diversity standard at the preceding AGM and a firm commitment, publicly available, to comply with the relevant standard within a year.

•	Other relevant factors as applicable.

In respect of ISEQ 20 constituents and AIM-listed companies with a market capitalisation of over GBP 500 million, ISS will generally recommend against the chair of the nomination committee (or other directors on a case-by-case basis) if such companies have not appointed at least one individual from an ethnic minority background to the board by 2024.

[5]	Defined by reference to categories recommended by the Office for National Statistics (ONS) excluding those listed, by the ONS, as coming from a White ethnic background.

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Climate Accountability

For companies that are significant greenhouse gas (GHG) emitters, through their operations or value chain6, generally vote against the board chair in cases where ISS determines that the company is not taking the minimum steps needed to understand, assess, and mitigate risks related to climate change to the company and the larger economy.

Minimum steps to understand and mitigate those risks are considered to be the following. Both minimum criteria will be required to be in alignment with the policy:

•	Detailed disclosure of climate-related risks, such as according to the framework established by the Task Force on Climate-related Financial Disclosures (TCFD), including:

•	Board governance measures;

•	Corporate strategy;

•	Risk management analyses; and

•	Metrics and targets.

•	Appropriate GHG emissions reduction targets.

At this time, “appropriate GHG emissions reductions targets” will be medium-term GHG reduction targets or Net Zero-by-2050 GHG reduction targets for a company’s operations (Scope 1) and electricity use (Scope 2). Targets should cover the vast majority of the company’s direct emissions.

Remuneration

In cases where a serious breach of good practice is identified, and typically where pay issues have been raised over a number of years, the chair of the remuneration committee (or, where relevant, another member of the remuneration committee) may receive a negative voting recommendation.

Other resolutions

Where there is evidence of long-standing poor practice and the company seems unwilling to address shareholder concerns, then the analyst may choose to escalate the issue. Typically, this is achieved through a negative vote recommendation applied to the election or re-election of the board chair or a committee chair. Resolutions which take this approach are listed below:

•	Appointment of external auditors

•	Authorise board to fix remuneration of auditors

•	Board and committee composition

•	Remuneration policy and remuneration report

Other relevant issues

In addition to the above factors, ISS may recommend against due to concerns related to at least one of the following specific factors, which are presented below as separate subsections:

•	Representatives of a controlling shareholder where no relationship agreement is in place

•	Board independence classification

•	Tenure

[6]	Companies defined as “significant GHG emitters” will be those on the current Climate Action 100+ Focus Group list.

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Controlling shareholders

Following changes to the UK Listing Rules in 2014 which apply to companies with a controlling shareholder, the election or re-election of an independent director must be approved by a normal ordinary resolution and separately approved by the minority shareholders.

In general, both new applicants and existing listed companies must also have a written and legally binding relationship agreement with any controlling shareholder(s); if such an agreement is not in place, the Listing Rules provide that certain enhanced oversight measures would apply. Details of the relationship with the controlling shareholder should be disclosed to investors.

Board independence classification

ISS classifies a director as either an executive director or a non-executive director. Non-executive directors may be considered either independent or non-independent; an executive director is always considered to be non-independent.

The chair may be either a non-executive or an executive, although the designation of an executive chair could be interpreted negatively by investors as evidence of one individual combining leading the board with bearing some executive responsibility for the company’s operations.

The independence of the non-executive directors is assessed on an ongoing basis, while the independence of the chair is assessed on appointment.

General Recommendation: Directors are assessed on a case-by-case basis, although a non-executive director is likely to be considered as non-independent if one (or more) of the issues listed below apply.

In line with the UK Corporate Governance Code:

•	Has been an employee of the company or group during the last FIVE years;

•

Has, or a connected person has had, within the last THREE years, a material business relationship with the company either directly, or as a partner, shareholder, director or senior employee of a body that has such a relationship with the company;

•

Has received or receives additional remuneration from the company apart from a director’s fee, participates in the company’s share option or performance-related pay schemes, or is a member of the company’s pension scheme;

•	Has close family ties with any of the company’s advisers, directors or senior employees;

•	Holds cross-directorships or has significant links with other directors through involvement in other companies or bodies; or

•	Represents a significant shareholder.

In addition:

•	Is attested by the board to be a non-independent non-executive director;

•	Is a former board chair;

•	Has a substantial personal shareholding of ≥ 1 percent; or

•	Tenure (see next section).

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Tenure

On tenure, one of the conditions the Code includes to determine independence is whether a director has served on the board for more than nine years from the date of his or her first election. ISS follows the Pensions and Lifetime Savings Association position that if a non-executive director has served concurrently with an executive director for over nine years, that director should no longer be deemed to be independent. If a non-executive director has served for fifteen years on the board, ISS considers their independence has been impaired.

The 2018 UK Corporate Governance Code states that the chair should not remain in post beyond nine years from the date of their first appointment to the board. The Code further states that this period can be extended for a limited time, particularly in those cases where the chair was an existing non-executive director on appointment, to facilitate effective succession planning and the development of a diverse board.

ISS will consider the re-election of the chair on a case-by-case basis, taking into account such factors as succession planning, diversity, and board independence, in addition to tenure.

Board and Committee Composition

General Recommendation: Generally vote against any non-independent non-executive director whose presence on the board, audit or remuneration committee renders the board or committee insufficiently independent, unless:

•	The company discloses details of how the issue of concern will be resolved by the next AGM.

Non-independent non-executive directors serving on the nomination committee are assessed on a case-by-case basis.

The re-election of a board chair who was not considered independent upon appointment (and who would not be considered independent on an ongoing basis) will be assessed on a case-by-case basis, taking into account the overall balance of the board and his/her committee responsibilities.

Discussion

ISS will typically support the election and re-election of non-independent directors to the board if the overall board and committee composition is in line with the Code’s requirements and they do not sit on the audit and remuneration committees.

For all companies with a premium listing, in line with the Code, at least half the board excluding the chair should comprise non-executive directors determined by the board to be independent. The independence of the company chair is assessed on appointment. Following his/her appointment, the chair is considered separately to the other directors. The chair may sit on certain board committees as noted below, but ISS’ policy is to expect a minimum level of representation of independent non-executives on the committees.

For companies in the FTSE 350, the audit committee should comprise at least three non-executive directors, and all members should be independent. The board chair should not be a member of the audit committee. The remuneration committee should also comprise at least three non-executive directors and again, all members should be independent. In addition, the board chair may also be a member of, but not chair the remuneration committee if he or she was considered independent on appointment as chair. A majority of the nomination committee should be independent non-executive directors.

For companies outside of the FTSE 350, the same guidelines apply, except that the audit and remuneration committees may consist of two or more members.

If there is evidence of long-running, systemic issues around board and committee composition which the company seems unable or unwilling to address, the chair may receive a negative vote recommendation on his or her reappointment, given he or she retains overall responsibility for the board’s corporate governance arrangements.

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Combined Chair and CEO

General Recommendation: Generally vote against a director who combines the CEO and chair roles, unless:

•	The company can provide a strong justification as to why this non-standard governance arrangement is appropriate for their specific situation for a limited period of time.

Separation of these roles is a cornerstone of governance in the UK, and thus one person holding the roles of both chair and CEO is a serious breach of good practice. However, as recognised by the Pensions and Lifetime Savings Association, the temporary combination of the roles may be justified, for example when a chair “bridges the gap” between the departure of a CEO and the appointment of his or her successor. ISS would not usually recommend support for the election of a director to serve as a combined chair and CEO, but when the company provides an explanation which states that the company has adopted this arrangement in exceptional circumstances, this will be considered.

In some circumstances an executive chair may be considered to effectively combine the chair and CEO roles, notwithstanding the presence of another director on the board with the title CEO. In assessing this, ISS will pay close attention to the disclosures surrounding the split of responsibilities between the two individuals and their comparative pay levels.

Election of a Former CEO as Chair

General Recommendation: Generally vote against the election of a former CEO as chair, unless:

•	The company can provide a strong justification as to why this non-standard governance arrangement is appropriate for their specific situation and for a limited period of time.

The succession of the CEO to chair is a significant issue, acceptable only on rare occasions. The Pensions and Lifetime Savings Association notes that investors would expect confirmation that external search consultants had been engaged and that external candidates of at least equivalent stature had been considered. The complexity of the business is an insufficiently persuasive argument to justify this type of succession. Given the issues posed by a former CEO assuming the role of chair of the board, it is important for shareholder approval to be sought at the AGM coinciding with or following the appointment.

Contested Director Elections

General Recommendation: Assess contested director elections on a case-by-case, considering the following factors in particular:

•	Company performance relative to its peers;

•	Strategy of the incumbents versus the dissidents;

•	Independence of directors/nominees;

•	Experience and skills of board candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment;

•	Responsiveness to shareholders; and

•	Whether minority or majority representation is being sought.

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When analysing a contested election of directors, which may include the election of shareholder nominees or the dismissal of incumbent directors, ISS will generally focus on two central questions: whether the dissidents have proved that board change is warranted, and if yes, whether the dissident board nominees seem likely to bring about positive change and maximize long-term shareholder value.

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3. Remuneration

The ISS approach is aligned with the five remuneration principles for building and reinforcing long-term business success developed by the Pensions and Lifetime Savings Association in conjunction with a number of leading UK institutional investors, originally published in 2013. The principles state that:

•	Remuneration committees should expect executive management to make a material long-term investment in shares of the businesses they manage;

•	Pay should be aligned to the long-term strategy and the desired corporate culture throughout the organisation;

•	Pay schemes should be clear, understandable for both investors and executives, and ensure that executive rewards reflect returns to long-term shareholders;

•	Remuneration committees should use the discretion afforded them by shareholders to ensure that rewards properly reflect business performance; and

•	Companies and shareholders should have appropriately regular discussions on strategy and long-term performance.

While ISS’ approach to remuneration is informed by the Pensions and Lifetime Savings Association’s voting guidelines which contain the above principles, the Investment Association Principles of Remuneration, and The Directors’ Remuneration Reporting Guidance produced by the GC100 and Investor Group, also influence the recommendations ISS makes, as does the remuneration section of the UK Corporate Governance Code. ISS supplements these outside sources with its own remuneration guidelines.

Discussion

Remuneration should motivate executives to achieve the company’s strategic objectives, while ensuring that executive rewards reflect returns to long-term shareholders. Pay should be aligned to the long-term strategy, and companies are encouraged to use the statement by the chair of the remuneration committee to outline how their chosen remuneration approach aligns with the company’s strategic goals and key performance indicators (KPIs). The remuneration committee should also closely examine the behaviour that the design of a remuneration package will promote.

A good performance target is aligned with company strategy, future direction, performance and shareholder value creation, without promoting or rewarding disproportionate risk-taking. Targets should be challenging but realistic and should closely reflect a company’s ongoing business expectations. Where non-financial objectives are used as part of the performance conditions, ISS expects the majority of the payout to be triggered by the financial performance conditions. Environment, Social and Governance (ESG) performance conditions may be used but targets should be material to the business and quantifiable. There should also be a clear link between the objectives chosen and the company’s strategy.

Pay should not be excessive and remuneration committees should exercise due caution when considering pay increases. Any increases in total remuneration for executives should not be out of line with general increases at the company. Remuneration committees are discouraged from market benchmarking for pay reviews, unless it is applied infrequently (at no more than three-to-five-year intervals) and then only as one part of an assessment of the remuneration policy. One-off pay awards to address concerns over the retention of an executive director have frequently been shown to be ineffective and are therefore not typically supported by ISS.

Many investors are concerned that remuneration has become too complex and question its effectiveness in motivating management. Thus, remuneration committees are encouraged to adopt simpler remuneration structures. In particular, the introduction of new share award schemes on top of existing plans is likely to be viewed sceptically. Remuneration arrangements should be clearly disclosed, and sufficient detail provided about the performance conditions adopted in order to allow shareholders to make their own assessment of whether they are appropriate. Bringing a remuneration policy into line with accepted good market practice should not be used as justification for an increase in the size of the overall package.

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In 2016, the Executive Remuneration Working Group established by the Investment Association recommended that remuneration committees should have the flexibility to choose a pay structure which is appropriate for the company’s strategy and business needs. This structure may be different to the salary/bonus/LTIP model typically followed by many UK companies. When forming a view on such arrangements, ISS will pay particular attention to the following points:

(1)	How far the proposals are consistent with the good practice principles set out in these voting guidelines;

(2)	The linkage between the proposals and the company’s strategic objectives;

(3)	Whether or not the proposals have an appropriate long-term focus;

(4)	The extent to which the proposals help simplify executive pay; and

(5)

The impact on the overall level of potential pay. Any proposal which provides for a greater level of certainty regarding the ultimate rewards should be accompanied by a material reduction in the overall size of awards.

Investors expect that a company will work within its remuneration policy, and only seek approval to go outside the policy in genuinely exceptional circumstances. Seeking approval for awards outside the policy is likely to be viewed sceptically by investors. Boards must avoid rewarding failure or poor performance; for this reason ISS does not support the re-testing of performance conditions or the re-pricing of share options under any circumstances. Implementing a tax-efficient mechanism that favours the participants should not lead to increased costs for the company, including the company’s own tax liabilities.

Engagement initiated by remuneration committees is expected to be in the form of a meaningful, timely and responsive consultation with shareholders prior to the finalisation of the remuneration package; it should not just be a statement of changes already agreed by the remuneration committee.

CRD V

The Capital Requirements Directive limits the ratio between variable and fixed remuneration for certain key staff to 1:1 unless shareholders approve a higher ratio (up to a maximum of 2:1). This has previously applied to banks, however changes in CRD V provide for a wider scope which will include some investment firms. ISS will consider these remuneration policies in the context of its overall approach to assessing executive pay on a case-by-case basis.

Remuneration Policy

General Recommendation: Vote the resolution to approve the remuneration policy on a case-by-case approach, paying particular attention as to whether:

•

The overall remuneration policy or specific scheme structures are not over-complex, have an appropriate long- term focus and have been sufficiently justified in light of the company’s specific circumstances and strategic objectives;

•

The company’s approach to fixed remuneration is appropriate, with a particular focus on the extent to which pension contributions are aligned with those available to the wider workforce, as recommended by the Code;

•

The award levels for the different components of variable pay are capped, the quantum is reasonable when compared to peers, and any increase in the level of certainty of reward is accompanied by a material reduction in the size of awards;

•	Increases to the maximum award levels for the LTIP and bonus have been adequately explained;

•	Performance conditions for all elements of variable pay are clearly aligned with the company’s strategic objectives, with vesting levels and holding periods that are in line with UK good practice;

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•	Change of control, good leaver and malus/clawback provisions are in line with standard practice in the UK market;

•	The shareholding requirement for executive directors is a minimum of 200 percent of base salary, with an appropriate post-employment shareholding requirement in place;

•

Service contracts contain notice periods of no more than twelve months’ duration and potential termination payments are linked to fixed pay with no contractual entitlements to unearned bonus on termination;

•	Non-executive directors do not receive any performance-related remuneration beyond their standard fees;

•	The treatment of new joiners is appropriate, with particular attention paid to the use of buy-out awards, and that the potential for any additional awards is capped;

•	The remuneration committee seeks to reserve a degree of discretion in line with standard UK practice; and

•	There are no issues in the policy which would be of concern to shareholders.

Where a policy contains multiple areas of non-compliance with good practice, the vote recommendation will reflect the severity of the issues identified. A small number of minor breaches may still result in an overall recommendation of a “For”, whereas a single, serious deviation may be sufficient to justify an “Against” vote recommendation.

The binding vote on the remuneration policy is forward-looking, and in most cases will apply for three years. Therefore, many shareholders will want to ensure that the policy takes into account good market practice in a number of key areas.

Policy component	Good market practice

The start and end date of the policy	The GC100 and Investor Group guidance states that investors are generally in favour of the remuneration policy coming into effect immediately following approval at the general meeting. It also notes that investors generally expect to see companies put forward their policy for approval every three years. ISS will consider the start date of each policy and its duration based upon the explanation provided by the company.

Base salaries	The remuneration committee should explain its policy for setting and reviewing salary levels. The GC100 and Investor Group guidance states that there is a requirement to disclose the maximum that might be paid. This must be explained in monetary terms or any other way appropriate to the company.

Benefits and pensions

Companies must describe the benefits provided to directors, which are expected to be in line with standard UK practice and which should not be excessive.

The Code states that the pension contribution rates for executive directors, or payments in lieu, should be aligned with those available to the workforce. The Investment Association Principles state that “IA members consider this to be the rate which is given to the majority of the company’s workforce” and that “Investors expect this to apply to all executive directors”.

ISS’ position is that the pension arrangements for new joiners should be aligned with those of the wider workforce, and companies should actively disclose whether or not this is the case. For incumbent directors, companies should seek to align the contribution rates with the workforce. However, it is acknowledged that there may be exceptional circumstances which could give rise to deviation from this approach. Such practices will be evaluated on a case-by-case basis.

Companies must give a clear explanation of pension-related benefits, including the approach taken to making payments in lieu of retirement benefits or defined benefit arrangements. No element of variable pay should be pensionable.

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Policy component	Good market practice

Annual bonus

As set out in the Investment Association Principles, annual bonuses exist to reward contribution to the business during the year above the level expected for being in receipt of a salary. They should be clearly linked to business targets, ideally through the key performance indicators (KPIs) reported in the Strategic Report. Companies should explain the performance measures chosen.

The GC100 and Investor Group states that the maximum amount of the short-term incentive that might be earned must be disclosed as well as the amounts that could be paid for reaching certain thresholds or targets. ISS generally expects that the target bonus should typically be set at no more than 50 percent of the maximum bonus potential; any payout above this level at target should be supported by a sufficiently robust explanation.

In cases where a remuneration committee increases the maximum bonus opportunity, the performance targets should be made sufficiently more challenging to justify the additional reward that can be earned. Any increase in this limit from one policy period to another should be fully explained. ISS does not typically support uncapped bonus schemes.

Deferring a portion of the bonus into shares can create a greater alignment with shareholders, particularly where there is no long-term incentive, although the introduction of deferral should not of itself result in an increase to the overall quantum of the bonus. Dividends may be credited on deferred bonus shares held during the deferral period, but no further dividends should be paid on undelivered shares or options after the end of the designated deferral period.

Provisions to pay a guaranteed annual bonus will attract a negative vote recommendation.

Long-term incentive plans (LTIPs)

In line with the Investment Association Principles, scheme and individual participation limits must be fully disclosed, and any change to the maximum award should be explained and justified. Any matching shares will be considered as part of the overall quantum. Firms should avoid operating multiple long-term schemes.

Performance periods longer than three years are encouraged. Share awards should be subject to a total vesting and holding period of five years or more, in line with the recommendations of the Code.

ISS does not typically support uncapped LTIPs. The fact that the remuneration committee will not be able to grant share awards higher than the limits set out in the remuneration policy is not a sufficient reason for removing individual limits from the rules of the relevant incentive scheme.

Performance conditions, including non-financial metrics where appropriate, should be relevant, stretching and designed to promote the long-term success of the company. The Investment Association Principles state that comparator groups used for performance purposes should be both relevant and representative. Remuneration committees should satisfy themselves that the comparative performance will not result in arbitrary outcomes.

Vesting levels should generally be set at no more than 25 percent for threshold performance, however a more challenging vesting profile may be appropriate where LTIP awards represent large multiples of salary. When considering the vesting structure, ISS will take into account the stretch of the targets that have been applied and the positioning of salaries, as well as the overall quantum of the broader total remuneration package. Vesting should not occur for below median performance.

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Policy component	Good market practice

Dividends relating to the duration of the performance period may be paid retrospectively on shares that the executive retains after the performance targets have been measured, but no dividends should be paid on any part of the award that lapsed. The practice of crediting dividend payments on undelivered shares or options after the end of the performance period or beyond a compulsory post-vesting holding period is opposed.

Malus and/or clawback	Malus means to forfeit some or all of a variable remuneration award before it has vested, while clawback allows the company to recover payments already made through the LTIP or annual bonus schemes. The Code states that schemes and policies should include provisions that would enable the company to recover and/or withhold sums or share awards and specify the circumstances in which it would be appropriate to do so. The Pensions and Lifetime Savings Association advises that such provisions should not be restricted solely to material misstatements of the financial statements.

Good leavers

Where individuals choose to terminate their employment before the end of the service period, or in the event that employment is terminated for cause, the Investment Association Principles suggest that any unvested options or conditional share-based awards should normally lapse.

In other circumstances of cessation of employment, some portion of the award may vest, but always subject to the achievement of the relevant performance criteria and with an appropriate reduction in award size to reflect the shortened period between grant and vesting. In general, the originally stipulated performance measurement period should continue to apply. However, where in the opinion of the remuneration committee, early vesting is appropriate, or where it is otherwise necessary, awards should vest by reference to performance criteria achieved over the period to date.

Change of control	The Investment Association suggests that scheme rules should state that there will be no automatic waiving of performance conditions in the event of a change of control. Any early vesting as a consequence of a change of control should take into account the vesting period that has elapsed at the time of the change of control, with a consequent reduction in the size of the awards which vest. ISS does not support special one-off payments to executives on a change of control event.

Shareholding requirement (including post-cession)

The Pensions and Lifetime Savings Association argues for minimum shareholding guidelines of 200 percent of basic salary. Unvested holdings in share incentive plans do not count towards fulfilment of the requirement.

Since the publication of the 2018 UK Code, post-employment shareholding requirements have been widely adopted by UK companies. The Code states that the remuneration committee should develop a formal policy for post-employment shareholding requirements encompassing both unvested and vested shares. Guidance from the Investment Association suggests that the post-employment shareholding requirement should apply for at least two years at a level equal to the lower of a) the shareholding requirement immediately prior to departure and b) the actual shareholding on departure, and that the remuneration committee should state the structures or processes it has in place to ensure that the post-employment shareholding requirements are maintained.

Executive directors’ service contracts, including exit payments	In line with the position in the Code, executive directors should have service contracts in place with notice periods set at one year or less. If it is necessary to offer longer notice or contract periods to new directors recruited from outside, such periods should reduce to one year or less after the initial period. All termination payments should be subject to phased payment and mitigation.

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Policy component	Good market practice

Exit payments should be linked to the fixed pay due for the notice period, with no guaranteed entitlement to any unearned variable pay. The vesting of outstanding long-term awards should be pro-rated for performance and time served as an executive. Guidance from the Investment Association states that severance payments arising from poor corporate performance should not extend beyond fixed pay and benefits.

Arrangements for new joiners

The GC100 and Investor Group suggests that companies may wish to consider a statement that new directors will participate in short-term and long-term incentive plans on the same basis as existing directors. If companies wish to have the ability to make sign-on payments or awards, they must ensure the remuneration policy covers such arrangements. When describing their sign-on policies, companies must disclose the type of awards that could be made, the potential use of performance criteria and holding periods, and any application of recovery or withholding policies. The potential to offer sign-on payments or awards should not be open-ended. Remuneration of this nature should be subject to specific caps.

Where remuneration committees offer buy-out awards to compensate executives for awards foregone at their previous employer, the cost is expected to be kept to a minimum and not exceed the realistic value of rewards forfeited by changing employer. Remuneration policies will be opposed if the door is left open to potential “golden hellos” or other non-performance related awards which do not clearly align with shareholders’ interests.

Discretion	Recognising that payments cannot be made outside of the framework voted on by shareholders, there is a balance to be found between a committee having scope to make appropriate changes within the policy, and a committee having broad flexibility to go outside the standard policy in certain circumstances. The GC100 and Investor Group guidance advises against including a general statement that the remuneration policy may be amended at the complete discretion of the remuneration committee. ISS will recommend a vote against any policy which gives the remuneration committee the ability to make open-ended changes to the policy, or where the policy does not operate within fixed overall limits.

Non-executive director pay	Additional remuneration, other than fees, including participation in a share option scheme, pension scheme and/or performance related pay is likely to impair a NED’s independence, and for that reason it is usually looked upon unfavourably by ISS.

All-employee schemes	ISS generally supports all-employee schemes, such as Save As You Earn (SAYE) schemes and Share Incentive Plans (SIPs) as a way of promoting employee ownership. ISS follows the Investment Association position that if newly issued shares are utilised, the overall dilution limits for share schemes should be complied with.

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Remuneration Report

General Recommendation: Vote the resolution to approve the remuneration report on a case-by-case approach, where relevant taking into account the European Pay for Performance model7 outcomes with the qualitative review of a company’s remuneration practices, paying particular attention as to whether:

•	Any increases, either to fixed or variable remuneration, for the year under review or the upcoming year were well-explained and not excessive;

•	The bonus received and/or the proportion of the LTIP which vested was a fair reflection of the performance achieved;

•	Performance targets are measured over an appropriate period and are sufficiently stretching;

•	Targets for the bonus or the LTIP are disclosed in an appropriate level of detail;

•	Any exit payments to good leavers were reasonable, with appropriate pro-rating (if any) applied to outstanding long-term share awards;

•	Any special arrangements for new joiners were in line with good market practice;

•	The remuneration committee exercised discretion appropriately; and

•	There are no issues in the report which would be of concern to shareholders.

Where the report contains multiple areas of non-compliance with good practice, the vote recommendation will reflect the severity of the issues identified. A small number of minor breaches may still result in an overall recommendation of a “For”, whereas a single, serious deviation may be sufficient to justify an ‘Against” vote recommendation.

The remuneration report serves as a way for shareholders to make their views known on the company’s pay practices during the year under review, and the extent to which these were compliant with the remuneration policy as approved by shareholders. The elements of the report which ISS considers are described in more detail in the following section.

Report component	Good market practice

Base salaries, benefits and pensions

Remuneration committees are required to justify salary levels and increases in basic salary with reference to their remuneration policy.

Annual increases in salary are expected to be low and ideally lower proportionally than general increases across the broader workforce. Post- freeze ‘catch-up’ salary increases or benchmarking-related increases are not generally supported. Exceptions may be made for promotions, increases in responsibilities and new recruits to the board. Changes in pay levels should take into account the pay and conditions across the company. The Investment Association Principles advise that where remuneration committees seek to increase base pay, salary increases should not be approved purely on the basis of benchmarking against peer companies.

[7]	Definition of Pay-for-Performance Evaluation:

ISS annually conducts a pay-for-performance analysis to measure alignment between pay and performance over a sustained period. With respect to companies in the European Main Indices, this analysis considers the following:

•	Peer Group Alignment:

•	The degree of alignment between the company’s annualised TSR rank and the CEO’s annualised total pay rank within a peer group, each measured over a three-year period.

•	The multiple of the CEO’s total pay relative to the peer group median.

•

Absolute Alignment: The absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualised TSR during the period.

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Report component	Good market practice

Pension contribution payments for executives should be clearly disclosed. Any compensation to executives for changes in the tax treatment of pensions is not considered to be acceptable.

The Investment Association Principles note that any benefits relating to the relocation of an executive should be disclosed at the time of appointment. Where these benefits are deemed necessary, they should be in place for a limited period, which is disclosed to shareholders. Each element of any relocation benefits should be detailed in the remuneration report.

Annual bonus

The annual bonus earned for the year under review should be explained in a fashion which allows shareholders to clearly link performance with pay. Any increases in the maximum from one year to the next should be explicitly justified. The lowering of targets should generally be accompanied by a reduction in the bonus potential.

ISS will normally recommend a vote against a remuneration report where bonus targets are not disclosed. Targets for both financial and non-financial objectives should be presented in an appropriate level of detail, preferably with a full target range (e.g. threshold, target and maximum) set out.

It is now standard market practice for such disclosure to be provided immediately following the reporting year. If a remuneration committee believes that bonus target disclosure – even on a retrospective basis – is difficult for reasons of commercial sensitivity, it should explain the rationale for its decision, when such considerations will fall away and provide a commitment to disclosure at that time. Any company choosing to disclose one or more years in arrears would be out of step with wider market practice and may attract a negative vote recommendation.

The payment of a ‘one-off’ special bonus is likely to attract a negative vote recommendation. ISS will not typically support transaction-related bonuses.

Long-term incentive plans (LTIPs)

Under the resolution to approve the remuneration report, ISS considers both the LTIP awards granted and those vested or lapsed during the year under review.

When assessing the awards which vested, the Investment Association Principles advise that remuneration committees should ensure that the result does not produce outcomes that are out of line with the overall performance of the company, its future prospects or the experience of its shareholders over the performance period. The definition of any performance measurement should be clearly disclosed.

For awards granted in the year under review, the Investment Association Principles note that companies should disclose the potential value of awards due to individual scheme participants on full vesting, expressed by reference to the face value of shares or shares under option at point of grant, and expressed as a multiple of base salary.

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Report component	Good market practice

When there has been a material decline in a company’s share price, remuneration committees should consider reducing the size of LTIP awards at the time of grant.

The lowering of targets should generally be reflected in a reduction of the amount that can vest and, similarly, any increase in award size should be linked to more challenging targets.

Dilution limits

The operation of share incentive schemes should not lead to dilution in excess of the limits acceptable to shareholders. ISS supports the limits recommended as good practice by the Investment Association.

The rules of a scheme must provide that commitments to issue new shares or to re-issue treasury shares, when aggregated with awards under all of the company’s other schemes, must not exceed 10 percent of the issued ordinary share capital, adjusted for share issuance and cancellation, in any rolling 10- year period.

Commitments to issue new shares or re-issue treasury shares under executive (discretionary) schemes should not exceed 5 percent of the issued ordinary share capital of the company, adjusted for share issuance and cancellation, in any rolling 10-year period.

Any exit payments to departing directors

Exit payments to departing directors should not go beyond those to which the director is entitled under the terms of his or her service contract or the rules of the relevant incentive schemes. Ex gratia or special payments on termination are not supported. “Good leaver” treatment should only apply to those who are genuinely good leavers. Appropriate pro-rating should be applied to outstanding long-term share awards.

In general, formal notice should be served no later than the day on which the departing executive’s leaving date is agreed. If a company chooses not to serve notice at this time, it should explain its reasoning for this in the subsequent remuneration report.

Arrangements for new joiners

For new joiners, where an executive is appointed at an ‘entry-level’ salary- point which the remuneration committee expects to increase to a higher level once the individual has proved him or herself in the role, the roadmap for increases should be disclosed at the time of appointment. In general, ISS does not support special awards for new joiners (e.g. sign-on bonuses or one-off share awards) except in exceptional situations and only if accompanied by an appropriate explanation.

Pay for new joiners during a year should match the period of the year for which they served.

The pay of the NEDs	Any increases to NED pay during the year under review will be considered alongside pay increases to executive directors and the broader workforce. The fees payable to NEDs should not be excessive relative to similarly-sized companies in the same sector.

The company’s disclosure as to the use of remuneration consultants	The annual remuneration report must name any person who provided material advice or services to a relevant committee in the reported year and set out additional details in respect of some of them. The GC100 and Investor Group suggest these persons may include principal internal providers of material advice and services, remuneration consultants or external lawyers who provided any material advice other than advice on compliance with the relevant legislation.

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Report component	Good market practice

Discretion

In cases where a remuneration committee uses its discretion to determine payments, it should provide a clear explanation of its reasons, which are expected to be clearly justified by the financial results and the underlying performance of the company.

The remuneration committee should disclose how it has taken into account any relevant environmental, social, and governance (ESG) matters when determining remuneration outcomes. Such factors may include (but are not limited to): workplace fatalities and injuries, significant environmental incidents, large or serial fines or sanctions from regulatory bodies and/or significant adverse legal judgments or settlements.

It is relatively rare that a remuneration committee chooses to amend the targets used for either the annual bonus or the LTIP following the start of the performance period, but where this has occurred, it is good practice for the company to demonstrate how the revised targets are in practice no less challenging than the targets which were originally set.

Approval of a new or amended LTIP

General Recommendation: Vote the resolution to approve a new or amended LTIP on a case-by-case approach, paying particular attention as to whether:

•	The LTIP is aligned with the company’s strategy, is not over-complex and fosters an appropriately long-term mindset;

•	The proposed award levels are appropriate, and, in the case of an amended plan, any increases to the previous award levels are well-explained;

•	Any increase in the level of certainty of reward is matched by a material reduction in the size of awards;

•	The maximum payout is capped;

•	The LTIP is in line with the current remuneration policy;

•	Change of control, good leaver, and malus/clawback provisions are present and the terms are in line with standard practice in the UK market;

•	The remuneration committee seeks to reserve a degree of discretion in line with standard UK practice;

•

The scheme is operating within dilution limits that are aligned to the relevant UK market standards. Namely, no more than 10 percent of the issued share capital should be issued under all incentive schemes in any rolling 10-year period, and no more than 5 percent of the issued share capital should be issued under executive (discretionary) schemes in any rolling 10-year period, in line with the guidelines established by the Investment Association; and

•	There are no issues with the plan which would be of concern to shareholders.

Where the plan contains multiple areas of non-compliance with good practice, the vote recommendation will reflect the severity of the issues identified. A small number of minor breaches may still result in an overall recommendation of a ‘For”, whereas a single, serious deviation may be sufficient to justify an “Against” vote recommendation.

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The Investment Association Principles emphasise that all new incentives or any substantive changes to existing schemes should be subject to prior approval by shareholders by means of a separate and binding resolution. When a new or amended LTIP is presented to shareholders for approval, ISS considers the points listed above, plus others which are relevant to the specific plan. Relevant issues are discussed in more detail in the earlier sections on the remuneration policy and report.

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4. Capital Structure

Authorise Issue of Equity with and without Pre-emptive Rights

General Recommendation: Generally vote for a resolution to authorise the issuance of equity, unless:

•

The general issuance authority exceeds one-third (33 percent) of the issued share capital. Assuming it is no more than one-third, a further one-third of the issued share capital may also be applied to a fully pre-emptive rights issue taking the acceptable aggregate authority to two-thirds (66 percent); or

•

The routine authority to disapply pre-emption rights exceeds 20 percent of the issued share capital, provided that any amount above 10 percent is to be used for the purposes of an acquisition or a specified capital investment. For the general disapplication authority and specific disapplication authority, a further disapplication of up to 2 percent may be used for each authority for the purposes of a follow-on offer.

ISS will generally support resolutions seeking authorities in line with the Investment Association’s Share Capital Management Guidelines and the Pre-Emption Group Statement of Principles8. ISS will support an authority to allot up to two-thirds of the existing issued share capital, providing that any amount in excess of one-third of existing issued shares would be applied to fully pre-emptive rights issues only.

Under the Pre-Emption Group Principles, companies can seek shareholder approval for a general authority of up to 10 percent of issued ordinary share capital (with a further authority of no more than 2 percent to be used only for the purposes of making a follow-on offer); and a further 10 percent authority to be used only for purposes of an acquisition or a specified capital investment (with a further authority for no more than 2 percent to be used only for the purposes of making a follow-on offer).

A company which receives approval for an authority of this nature but is then subsequently viewed as abusing the authority in a manner not in line with Pre-emption Group Principles – for example, by issuing shares up to 20 percent for purposes other than set out in the guidelines or by using a cash-box structure9 to issue more than the authority approved at the previous AGM – is likely to receive a negative recommendation on the share issuance authorities at the following AGM.

In line with the Pensions and Lifetime Savings Association guidelines, the authority to issue shares and the authority to disapply pre-emption rights should not be bundled together, or with any other voting issue.

It is good practice, in terms of duration, for the authorities to last no more than 15 months or until the next AGM, whichever is the shorter period.

Authorise Market Purchase of Ordinary Shares

General Recommendation: Generally vote for the resolution to authorise the market purchase of ordinary shares, unless:

•	The authority requested exceeds the levels permitted under the Listing Rules; or

•	The company seeks an authority covering a period longer than 18 months.

[8]	https://www.frc.org.uk/getattachment/cd763f78-d306-43bf-99f7-7fb282200c4d/PEG_Statement-of-Principles.pdf
[9]

A “cash box” structure refers to a method of raising cash from the issue of equity securities for non-cash consideration through the acquisition of a special purpose vehicle whose principal asset is cash.

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AGM agendas routinely include a resolution allowing companies to make market purchases of their shares. ISS will usually support this resolution if it is in line with the Listing Rules LR 12.4.1 which allows companies to buy back up to 15 percent of their shares in any given year, provided that the maximum price paid is not more than 5 percent above the average trading price.

Under the Companies Act 2006, the share buyback authority cannot be for a period longer than five years. ISS recommends that the renewal of such authorities be requested annually, and that the duration be no longer than 18 months or until the next AGM, if sooner. However, ISS will support a five-year authority if, in practice, the company has a history of reverting to shareholders annually.

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5. Other Items

Mergers and Acquisitions

General Recommendation: Vote mergers and acquisitions on a case-by-case basis, taking into account the factors of valuation, market reaction, strategic rationale, conflicts of interest and governance.

When evaluating the merits of a proposed acquisition, merger or takeover offer, ISS focuses on the impact of the proposal on shareholder value, both in the immediate and long term. For every M&A analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

Factor	Approach

Valuation	Is the value to be received by the target shareholders, or paid by the acquirer, reasonable? While the fairness opinion, where one is provided, may provide an initial starting point for assessing the appropriateness of the valuation, ISS places particular emphasis on the offer premium, market reaction and strategic rationale in the analysis.

Market reaction	How has the market responded to the proposed deal? A negative market reaction will be viewed with caution.

Strategic rationale	Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favourable track record of successful integration of historical acquisitions.

Conflicts of interest	Are insiders benefiting from the transaction disproportionately and inappropriately as compared to outside shareholders? ISS will consider whether any special interests may have influenced these directors to support or recommend the merger.

Governance	Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues, such as valuation, outweigh any deterioration in governance.

Related-Party Transactions

General Recommendation: In evaluating resolutions that seek shareholder approval on related-party transactions (RPT), vote on a case-by-case basis, considering factors including, but not limited to, the following:

•	The parties on either side of the transaction;

•	The nature of the asset to be transferred/service to be provided;

•	The pricing of the transaction (and any associated professional valuation);

•	The views of independent directors, where provided;

•	The views of an independent financial adviser, where appointed;

•	Whether any entities party to the transaction, including advisers, are conflicted; and

•	The stated rationale for the transaction, including discussions of timing.

In the UK, under the Listing Rules the listed company must obtain the approval of its shareholders for certain transactions either beforehand or, if the transaction is conditional on that approval, before it is completed. The company must ensure that the related party does not vote on the relevant resolution and should take all reasonable steps to ensure that the related party’s associates do not vote on the relevant resolution.

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The Pensions and Lifetime Savings Association notes that concerns may arise if the transaction does not seem to be subject to proper oversight, is not undertaken on fully commercial terms in the normal course of business, or the company has not clearly explained how the transaction is in the interests of the company and all shareholders.

Mandatory Takeover Bid Waivers

General Recommendation: Generally vote against mandatory takeover bid waivers.

The mandatory bid requirement, as contained in Rule 9 of the Takeover Code, seeks to prevent “creeping acquisitions” and to ensure that shareholders, other than the controlling shareholder, receive a control premium when control of the company shifts further to the large shareholder.

When the issue of new securities as consideration for an acquisition or a cash subscription would otherwise result in the controlling shareholder being obliged to make a general offer, the Takeover Panel will normally waive the obligation if there is an independent vote at a shareholders’ meeting. Waivers are usually sought where a company proposes to institute a share buyback programme in which a large investor or concert party does not intend to participate.

In line with the Pensions and Lifetime Savings Association, ISS will usually recommend a vote against Rule 9 waivers.

Reincorporation Proposals

General Recommendation: Vote reincorporation proposals on a case-by-case basis.

When examining a reincorporation proposal, ISS first examines the reasons for the move. Sometimes a reincorporation proposal is part of a restructuring effort or merger agreement that contributes significantly to a company’s growth, financial health and competitive position more than the anticipated negative consequences of incorporating in another country. However, reincorporation in a country with less stringent disclosure requirements or corporate governance provisions may be perceived as an attempt by management to lessen accountability to shareholders. In such cases, ISS may recommend voting against the proposal.

Authorise the Company to Call a General Meeting with Two Weeks’ Notice

General Recommendation: Generally vote for the resolution to authorise the company to call a general meeting with 14 days’ notice if the company has provided assurance that the authority will only be used when merited. An appropriate use of the authority is in circumstances where time is of the essence.

Before the implementation of the EU Shareholder Rights Directive, companies were able to hold general meetings on 14 days’ notice in line with the Companies Act 2006; however, since the Directive increased the minimum notice period to 21 days, shareholder authority must first be granted to opt out of the requirement.

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Companies are expected to give as much notice as is practicable when calling a general meeting, with the additional flexibility afforded by this authority only being used in limited and time-sensitive circumstances where it would clearly be to the advantage of shareholders as a whole. ISS will generally support these resolutions, if the company has provided assurance that the shorter notice period would only be used when merited. Companies which have used this authority inappropriately by calling short-notice general meetings which are not obviously time-sensitive can expect future requests to be viewed sceptically when they attempt to renew this authority in future years. ISS may recommend against the authority at the next AGM in such cases.

Authorise Political Donations and Expenditure

General Recommendation: Generally vote for the resolution to authorise political donations and expenditure, unless:

•	The company made explicit donations to political parties or election candidates during the year under review;

•	The duration of the authority sought exceeds one year and the company has not clarified that separate authorisation will be sought at the following AGM should the authority be used; or

•	No cap is set on the level of donations.

Companies which have no intention of making donations to political parties or incurring obvious political expenditure may consider it prudent to seek shareholder approval for certain types of donation or expenditure which might be considered to fall within the broader definition of ‘political’ under the Companies Act 2006.

Shareholder Proposals (ESG)

ISS applies a common approach globally to evaluating social and environmental proposals, which cover a wide range of topics including consumer and product safety, environment and energy, labour standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short or long term.

General Recommendation: Generally vote case-by-case, examining primarily whether implementation of the proposal is likely to enhance or protect shareholder value. The following factors will be considered:

•	If the issues presented in the proposal are being appropriately or effectively dealt with through legislation or government regulation;

•	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

•	Whether the proposal’s request is unduly burdensome (scope or timeframe) or overly prescriptive;

•	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

•	Whether there are significant controversies, fines, penalties, or litigation associated with the company’s practices related to the issue(s) raised in the proposal;

•

If the proposal requests increased disclosure or greater transparency, whether reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

•

If the proposal requests increased disclosure or greater transparency, whether implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

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Say on Climate (SoC) Management Proposals

General Recommendation: Vote case-by-case on management proposals that request shareholders to approve the company’s climate transition action plan10, taking into account the completeness and rigor of the plan. Information that will be considered where available includes the following:

•	The extent to which the company’s climate related disclosures are in line with TCFD recommendations and meet other market standards;

•	Disclosure of its operational and supply chain GHG emissions (Scopes 1, 2, and 3);

•	The completeness and rigor of company’s short-, medium-, and long-term targets for reducing operational and supply chain GHG emissions (Scopes 1, 2, and 3 if relevant);

•	Whether the company has sought and approved third-party approval that its targets are science-based;

•	Whether the company has made a commitment to be “net zero” for operational and supply chain emissions (Scopes 1, 2, and 3) by 2050;

•	Whether the company discloses a commitment to report on the implementation of its plan in subsequent years;

•	Whether the company’s climate data has received third-party assurance;

•	Disclosure of how the company’s lobbying activities and its capital expenditures align with company strategy;

•	Whether there are specific industry decarbonization challenges; and

•	The company’s related commitment, disclosure, and performance compared to its industry peers.

Say on Climate (SoC) Shareholder Proposals

General Recommendation: Vote case-by-case on shareholder proposals that request the company to disclose a report providing its GHG emissions levels and reduction targets and/or its upcoming/approved climate transition action plan and provide shareholders the opportunity to express approval or disapproval of its GHG emissions reduction plan, taking into account information such as the following:

•	The completeness and rigor of the company’s climate-related disclosure;

•	The company’s actual GHG emissions performance;

•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to its GHG emissions; and

•	Whether the proposal’s request is unduly burdensome (scope or timeframe) or overly prescriptive.

[10]	Variations of this request also include climate transition related ambitions, or commitment to reporting on the implementation of a climate plan.

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6. Smaller Companies

ISS applies its smaller companies approach to companies which are members of the FTSE Fledgling index, those listed on AIM and other companies which are not widely held. Further information can be found on Page 6 of this document. The approach is largely in line with the core policy, with the exceptions identified below.

Accept Financial Statements and Statutory Reports

General Recommendation: Generally vote for approval of financial statements and statutory reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or

•	There has been an accounting fraud or material misstatement during the year.

As stated in the core policy for this resolution, the overall quality of disclosure will also be considered, and the weakest examples, such as where the meeting documents are not released in time for investors to review these ahead of the meeting, are likely to attract a negative vote recommendation. Other minimum disclosure requirements include:

•	The identity of all the directors, their board roles, committee memberships and independence classification;

•	List of major shareholders;

•	Attendance at board and committee meetings; and

•	Details of compliance against a “recognised corporate governance code” (as required by the AIM Rules).

In addition, where no appropriate resolution to target an investor’s specific concern is on the ballot, ISS may recommend a vote against this resolution. Specific concerns include:

•	Absence of sufficient independent representation on the board and the key committees (if the relevant director is not standing for election/re-election)

•	Absence of regular re-election for all directors (once every three years at a minimum); and

•	Remuneration not aligned with expected market practice (if there is no remuneration report or remuneration policy resolution on the agenda).

Concerns raised in the first year may not lead to a negative vote recommendation; this is more likely in the event of repeated concerns identified over a number of years.

Authorise Board to Fix Remuneration of Auditors

General Recommendation: Generally vote for proposals authorizing the board to fix the fees payable to the external auditors, unless:

•	Fees for non-audit services routinely exceed standard audit-related fees.

Where the ratio of non-audit fees to audit fees has been over 100 percent for more than one year, and the company appears unwilling to address the issue, ISS may recommend a vote against the remuneration of the external auditors. In addition, the chair of the audit committee is likely to receive a negative voting recommendation when he or she is next standing for re-election.

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Director Elections

General Recommendation: Generally vote for the election or re-election of directors, unless:

•	Adequate disclosure has not been provided in a timely manner;

•

The board fails to meet minimum corporate governance standards – please see the following sections on independence classification and board and committee composition for details of how this is interpreted in practice; or

•	There are specific concerns about the individual, such as his/her ability to commit sufficient time to the role.

Board independence classification

In addition to the conditions stated in the main policy, a non-executive director of a smaller company is likely to be considered as non-independent if he or she has a substantial personal shareholding of greater than 3 percent.

Discussion

The requirements for FTSE Fledgling companies are the same as for FTSE SmallCap companies, as set out in the core policy. A non-executive director of an AIM or ISDX company, who formerly served as board chair, may still be considered independent.

See also the sections on Overboarding and Gender Diversity, which apply to smaller companies.

The award of share options, the receipt of additional remuneration from the company apart from a director’s fee, or participation in performance-related pay schemes, can result in the independence of NEDs being impaired. Options will not impact upon a NED’s independence if the quantum is not considered to be material and if the company has a policy of no longer granting options to non-executives.

Board and Committee Composition

The requirements for FTSE Fledgling companies are the same as for FTSE SmallCap companies, as set out in the core policy. This means that at least half the board, excluding the chair, should comprise non-executive directors determined by the board to be independent. The audit and remuneration committees should be fully independent and should include a minimum of two independent non-executives. The majority of the members of the nomination committee should be independent.

The chair may sit on the remuneration committee (but not the audit committee) provided that he/she was considered independent on appointment as chair.

For companies listed on AIM, and for other UK companies which are not a member of the FTSE All-Share or FTSE Fledgling indices and in line with the QCA Code, the audit and remuneration committees should include independent non-executive directors only, and half the members of the nomination committee need to be independent.

For all companies, executive directors should not serve on the audit or remuneration committees.

If there is evidence of long-running, systemic issues around board and committee composition which the company seems unable or unwilling to address, the board chair may receive a negative vote recommendation on his or her reappointment, given he/ she retains overall responsibility for the board’s corporate governance arrangements.

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Election of a Former CEO as Chair

General Recommendation: Similar to the core policy, ISS may recommend a vote against the election of a former CEO as chair, unless the company can provide a strong justification as to why this non-standard governance arrangement is appropriate for their specific situation and for a limited period of time.

Authorise Issue of Equity without Pre-emptive Rights

General Recommendation: Generally vote for a resolution to authorise the issuance of equity, unless:

•

The general issuance authority exceeds one-third (33 percent) of the issued share capital. Assuming it is no more than one-third, a further one-third of the issued share capital may also be applied to a fully pre-emptive rights issue taking the acceptable aggregate authority to two-thirds (66 percent); or

•	The routine authority to disapply pre-emption rights exceeds 20 percent of the issued share capital in any one year.

Remuneration Policy Resolutions

General Recommendation: When assessing remuneration policy resolutions, a negative vote recommendation would be considered if any of the following applied:

•	Executive directors are not employed under formal service contracts, or their service contracts, in the event of termination, provide for more than 12 months’ notice;

•	Vesting of incentive awards is not conditional on the achievement of performance hurdles;

•	Re-testing is allowed throughout the performance period; or

•	There are any other serious issues with the policy when measured against good market practice.

Remuneration Report Resolutions

General Recommendation: When assessing remuneration report resolutions, a negative vote recommendation would be considered if any of the following applied:

•

Disclosure of pay practices is poor. This would include if the individual emoluments paid to each director are not disclosed, or if the performance metrics which applied to LTIP awards made during the year under review are not disclosed;

•	NEDs have received performance-related pay during the year under review;

•	Options have been re-priced during the period under review;

•	Re-testing is allowed throughout the performance period;

•	Share awards granted to executive directors during the year under review feature a performance period of less than three years; or

•	There are any other serious issues with the report when measured against good market practice.

The award of options to NEDs is not in line with best practice as it can cause a potential conflict of interest that may affect a NED’s independent judgment. Therefore, NEDs should be remunerated with basic fees only, in the form of cash and/or shares.

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FTSE Fledgling companies are covered by the same remuneration reporting requirements which apply to companies in the FTSE All-Share index. They are required by law to seek shareholder approval for a binding remuneration policy at least once every three years and must also present their remuneration report to shareholders every year on an advisory basis.

By contrast, companies listed on AIM are not required to provide shareholders with a vote on the remuneration report or the remuneration policy, although some do on a voluntary basis. An AIM-listed company which submits its remuneration report for shareholder approval (but not its remuneration policy) will be assessed on the basis of all the issues identified in both the remuneration policy and remuneration report sections above.

7. Investment Companies

Investment companies are pooled investment vehicles such as closed-ended investment trusts, venture capital trusts, and real estate investment trusts that operate as funds, among others. These companies differ significantly in terms of structure from the majority of companies covered by the UK and Ireland policy because they generally have: (i) a board comprising of non-executive directors (NEDs) who are responsible for safeguarding shareholder interests; and (ii) an investment manager (either a person or an organisation) who is responsible for the company’s portfolio.

The majority of investment companies are externally managed, but some are internally managed or self-managed. This means that they do not have third party investment managers, and instead have a managing director (normally a board member) who is responsible for investment decisions.

The voting guidelines formerly issued by the NAPF (now the PLSA) for investment companies are the historic source of our voting guidelines for investment companies and broadly continue to act as the basis of our benchmark recommendations. These guidelines also refer to the key principles of the AIC Code.

Director Elections

General Recommendation: Generally vote for the election or re-election of directors, unless:

•	Adequate disclosure has not been provided in a timely manner;

•

The board fails to meet minimum corporate governance standards – please see the following sections on independence classification and board and committee composition for details of how this is interpreted in practice; or

•	There are specific concerns about the individual, such as their ability to commit sufficient time to the role.

Board independence classification

In addition to the conditions stated in the main policy, the non-executive director of an investment company is likely to be considered as non-independent if he or she has a substantial shareholding of greater than 1 percent, providing the investment company is a constituent of the FTSE All-Share index.

Also, the non-executive director of a venture capital trust or an investment trust is likely to be considered as non-independent if he or she holds a directorship in one or more investment companies or venture capital trusts managed by the same manager, or they have a relationship with the investment manager.

At investment companies, tenure is not taken into account when assessing independence. However, ossified boards are an issue of concern. As a result, if more than half the board has served in excess of nine years, a negative vote recommendation would over time be applied to the chair’s re-election.

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Board and committee composition

Whether executive directors are present or not, at least half of the board should comprise independent NEDs.

The audit committee should include independent NEDs only. The remuneration committee should comprise a majority of independent NEDs when no executive directors are present and independent NEDs only when executive directors are present. At least half of the members of a nomination committee should be independent.

The chair may sit on all committees provided that he or she continues to be considered independent but should not chair the audit or remuneration committees.

The AIC Code recommends that management engagement committees should be established, consisting solely of directors independent of the manager or executives of self-managed companies, which should review the manager’s performance and contractual arrangements annually and for any resulting decisions to be disclosed in the annual report.

Board Diversity

For investment companies with financial years beginning on or after 1 April 2022, the following guideline will apply:

Closed-ended investment companies with a premium or standard listing are expected to comply with the FCA Listing Rules on board diversity referenced in Section 2 above. However, for those investment companies that do not have executive representation on the board, board roles other than those identified in the Listing Rules, may be considered to represent equivalent senior board positions, if accompanied by sufficient rationale and considered on a case-by-case basis.

Authorise Issue of Equity without Pre-emptive Rights

General Recommendation: Generally vote for a resolution to authorise the issuance of equity if there is a firm commitment from the board that shares would only be issued at a price at or above net asset value11. Otherwise, generally vote for a resolution to authorise the issuance of equity, unless:

•

The general issuance authority exceeds one-third (33 percent) of the issued share capital. Assuming it is no more than one-third, a further one-third of the issued share capital may also be applied to a fully pre-emptive rights issue taking the acceptable aggregate authority to two-thirds (66 percent); or

•	The routine authority to disapply pre-emption rights exceeds 10 percent of the issued share capital in any one year.

Remuneration

Remuneration resolutions are typically not contentious at externally managed investment companies. For internally managed trusts which include executive directors on the board, ISS considers remuneration resolutions using the guidance set out under the smaller companies policy (see previous section).

[11]

LR 15.4.11 prohibits closed-ended investment funds with a premium listing from issuing shares below NAV without shareholder approval. For the avoidance of doubt, ISS will require an explicit confirmation from the company that shares would only be issued at or above the prevailing NAV per share.

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Continuation of Investment Company

General Recommendation: Generally vote the continuation resolution as described below:

•

ISS will vote for when the board has tabled the resolution to comply with the requirement in the company’s articles of association that this vote be put to shareholders at regular intervals, and there are no issues of concern;

•	If the board has called a special meeting, due to the shares trading at a discount to net asset value over a prolonged period, ISS will consider the issues on a case-by-case basis.

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8. Appendix

Good practice guidance referenced in this policy

The following documents are referred to in this document, and are listed here in alphabetical order with the year of publication included where relevant:

The AIC Code of Corporate Governance (2019)

https://www.theaic.co.uk/aic-code-of-corporate-governance-0

Executive Remuneration Working Group Final Report (2016)

https://www.theia.org/sites/default/files/2019-05/ERWG%20Final%20Report%20July%202016.pdf

The GC100 and Investor Group Directors’ Remuneration Reporting Guidance (2019)

http://uk.practicallaw.com/groups/uk-gc100-investor-group

Hampton-Alexander Review (2019)

https://ftsewomenleaders.com/wp-content/uploads/2019/11/HA-Review-Report-2019.pdf

The Investment Association Principles of Remuneration (2022)

https://www.ivis.co.uk/media/13907/principles-of-remuneration-2023-nov-2022.pdf

The Investment Association Share Capital Management Guidelines (2016)

https://www.ivis.co.uk/media/12250/Share-Capital-Management-Guidelines-July-2016.pdf

The ISS Global Principles on Executive and Director Compensation

https://www.issgovernance.com/file/policy/active/emea/Europe-Voting-Guidelines.pdf

The ISS Global Voting Principles

http://www.issgovernance.com/policy-gateway/iss-global-voting-principles/

Pensions and Lifetime Savings Association Corporate Governance Policy and Voting Guidelines (2022)

https://www.plsa.co.uk/Portals/0/Documents/Policy-Documents/2022/PLSA-Stewardship-and-Voting-Guidelines-2022.pdf

The Pre-Emption Group – Disapplying Pre-emption Rights – A Statement of Principles (2022)

https://www.frc.org.uk/getattachment/cd763f78-d306-43bf-99f7-7fb282200c4d/PEG_Statement-of-Principles.pdf

The Quoted Companies Alliance Corporate Governance Code for Small and Mid-Size Quoted Companies (2018)

https://www.theqca.com/shop/guides/143861/corporate-governance-code-2018-downloadable-pdf.thtml

Hermes EOS, NAPF & others - Remuneration Principles for Building and Reinforcing Long-Term Business Success (2013)

https://www.plsa.co.uk/portals/0/Documents/0351_3_remuneration_principles_for_building_and_reinforcing%2 0_longterm_business_success_nov2013.pdf

The UK Corporate Governance Code (2018)

https://www.frc.org.uk/document-library/corporate-governance/2018/uk-corporate-governance-code

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Proxy Voting Guidelines for TSX-Listed Companies Benchmark Policy Recommendations Effective for Meetings on or after February 1, 2023 Published December 13, 2022 W W W . I S S G O V E R N A N C E . C O M

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6. Social/Environmental Issues	50

Global Approach – E&S Shareholder Proposals	50

Say on Climate (SoC) Management Proposals	50

Say on Climate (SoC) Shareholder Proposals	51

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COVERAGE

The Canadian research team provides proxy analyses and voting recommendations for common shareholder meetings of publicly – traded Canadian-incorporated companies that are held in our institutional investor clients’ portfolios. These TSX policy guidelines apply to companies listed on the Toronto Stock Exchange and the NEO Exchange. ISS reviews its universe of coverage on an annual basis, and the coverage is subject to change based on client need and industry trends.

U.S. Domestic Issuers – which have a majority of outstanding shares held in the U.S. and meet other criteria, as determined by the SEC, and are subject to the same disclosure and listing standards as U.S. incorporated companies – are generally covered under standard U.S. policy guidelines. U.S. Foreign Private Issuers that are incorporated in Canada and that do not file DEF14A reports and do not meet the SEC Domestic Issuer criteria are covered under Canadian policy.

In all cases – including with respect to other companies with cross-market features that may lead to ballot items related to multiple markets – items that are on the ballot solely due to the requirements of another market (listing, incorporation, or national code) may be evaluated under the policy of the relevant market, regardless of the “assigned” market coverage.

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1. Routine/Miscellaneous

Audit-Related

Financial Statements/Director and Auditor Reports

Companies are required under their respective Business Corporations Acts (BCAs) to submit their financial statements and the auditor’s report, which is included in the company’s annual report, to shareholders at every Annual General Meeting (AGM). This routine item is almost always non-voting.

Ratification of Auditors

General Recommendation: Vote for proposals to ratify auditors unless the following applies:

•	Non-audit (“other”) fees paid to the auditor > audit fees + audit-related fees + tax compliance/preparation fees.

Background: National Instrument 52-110 - Audit Committees defines “audit services” to include the professional services rendered by the issuer’s external auditor for the audit and review of the issuer’s financial statements or services that are normally provided by the external auditor in connection with statutory and regulatory filings or engagements.

The instrument also sets out disclosure requirements related to fees charged by external auditors. Every issuer is required to disclose in its annual information form, with a cross-reference in the related proxy circular, fees billed by the external audit firm in each of the last two fiscal years. These fees must be broken down into four categories: Audit Fees, Audit-Related Fees, Tax Fees, and All Other Fees.

ISS recognizes that certain tax-related services, e.g. tax compliance and preparation, are most economically provided by the audit firm. Tax compliance and preparation include the preparation of original and amended tax returns, refund claims, and tax payment planning. However, other services in the tax category, e.g. tax advice, planning, or consulting fall more into a consulting category. Therefore, these fees are separated from the tax compliance/preparation category and are added to the Non-audit (Other) fees for the purpose of determining whether excessive non-audit related fees have been paid to the external audit firm in the most recent year.

In circumstances where “Other” fees include fees related to significant one-time capital restructure events, such as initial public offerings, emergence from bankruptcy, and spinoffs, and the company makes public disclosure of the amount and nature of those fees which are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining whether non-audit fees are excessive.

Other Business

General Recommendation: Vote against all proposals on proxy ballots seeking approval for unspecified “other business” that may be conducted at the shareholder meeting as shareholders cannot know what they are approving.

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2. Board of Directors

Voting on Director Nominees in Uncontested Elections

Fundamental Principles

Four fundamental principles apply when determining votes on director nominees:

Board Accountability: Practices that promote accountability and enhance shareholder trust begin with transparency into a company’s governance practices (including risk management practices). These practices include the annual election of all directors by a majority of votes cast by all shareholders, affording shareholders the ability to remove directors, and providing detailed timely disclosure of voting results. Board accountability is facilitated through clearly defined board roles and responsibilities, regular peer performance review, and shareholder engagement.

Board Responsiveness: In addition to facilitating constructive shareholder engagement, boards of directors should be responsive to the wishes of shareholders as indicated by majority supported shareholder proposals or lack of majority support for management proposals (including election of directors). In the case of a company controlled through a dual-class share structure, the support of a majority of the minority shareholders should equate to majority support.

Board Independence: Independent oversight of management is a primary responsibility of the board. While true independence of thought and deed is difficult to assess, there are corporate governance practices with regard to board structure and management of conflicts of interest that are meant to promote independent oversight. Such practices include the selection of an independent chair to lead the board, structuring board pay practices to eliminate the potential for self-dealing, reducing risky decision-making, ensuring the alignment of director interests with those of shareholders rather than the interests of management, and structuring separate independent key committees with defined mandates. In addition, the board must be able to objectively set and monitor the execution of corporate strategy, with appropriate use of shareholder capital, and independently set and monitor executive compensation programs that support that strategy. Complete disclosure of all conflicts of interest and how they are managed is a critical indicator of independent oversight.

Board Composition: Companies should ensure that directors add value to the board through their specific skills and expertise and by having sufficient time and commitment to serve effectively. Boards should be of a size appropriate to accommodate diversity, expertise, and independence, while ensuring active and collaborative participation by all members. Boards should be sufficiently diverse to ensure consideration of a wide range of perspectives.

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TSX Listing Requirements

Under Part IV of the Toronto Stock Exchange (TSX) Company Manual, issuers are required to provide for the annual election of directors by individual ballot and to promptly and publicly disclose the votes received for the election of each director following the meeting.

In addition, effective June 30, 2014, issuers were required to adopt a majority voting director resignation policy1 providing that:

•	If a director receives less than a majority of votes for his or her election, the director will be required to submit his or her resignation to the board for consideration;

•	The board will accept the resignation absent exceptional circumstances; and

•

The company will promptly issue a public statement with the board’s decision regarding the director’s resignation. If the board does not accept the resignation the statement must fully state the reasons for that decision.

The NEO Exchange has the same listing requirements for director elections as the TSX.

Slate Ballots (Bundled Director Elections)

General Recommendation: Generally vote withhold2 for all directors nominated only by slate ballot at the annual/general or annual/special shareholders’ meetings. This policy will not apply to contested director elections.

Background: Slate ballots are contrary to best practices within the Canadian market. Affording shareholders the ability to individually elect directors allows shareholders to better articulate concerns by voting withhold for those specific directors deemed to be associated with significant concerns.

Individual director elections are required for companies listed on the Toronto Stock Exchange (TSX).

[1]

Controlled companies are exempt from this requirement. Distributing corporations incorporated under the Canada Business Corporations Act (CBCA) are subject to majority voting for uncontested director elections. Where only one nominee is up for election for each board seat and less than 50% of the votes cast by shareholders are “for” a particular director nominee, such nominee will not be elected as a director (subject to provisions in the issuer’s articles). However, if an incumbent director is not elected by a majority of “for” votes at the meeting, they will still be permitted to remain as a director until the earlier of: (a) the 90th day after the day of the election; or (b) the day on which their successor is appointed or elected.

[2]	For companies incorporated under CBCA, the valid contrary vote option for director elections is “against” rather than withhold.

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ISS Canadian Definition of Independence

1.	Executive Director

1.1.	Employees of the company or its affiliates[i].

1.2.	Current interim CEO or any other current interim executive of the company or its affiliates[i].

2.	Non-Independent Non-Executive Director

Former/Interim CEOii

2.1.	Former CEO of the company or its affiliates[i] within the past five yearsiii or of an acquired company within the past five years.

2.2.

Former interim CEO of the company or its affiliates[i] within the past five yearsiii if the service was longer than 18 months or if the service was between 12 and 18 months and the compensation was high relative to that of the other directors or in line with a CEO’s compensationiv at that time.

2.3.	CEO of a former parent or predecessor firm at the time the company was sold or split off from the parent/predecessor within the past five yearsiii.

Controlling/Significant Shareholder

2.4.	Beneficial owner of company shares with more than 50 percent of the outstanding voting rights (this may be aggregated if voting power is distributed among more than one member of a group).

Non-CEO Executivesii

2.5.	Former executive of the company, an affiliate[i], or a firm acquired within the past three years.

2.6.

Former interim executive of the company or its affiliates[i] within the past three years if the service was longer than 18 months or if the service was between 12 and 18 months, an assessment of the interim executive’s terms of employment including compensation relative to other directors or in line with the top five NEOs at that time.

2.7.	Executive of a former parent or predecessor firm at the time the company was sold or split off from parent/predecessor within the past three years.

2.8.	Executive, former executive of the company or its affiliates[i] within the last three years, general or limited partner of a joint venture or partnership with the company.

Relatives

2.9.	Relative[v] of current executive officervi of the company or its affiliates[i].

2.10.	Relative[v] of a person who has served as a CEO of the company or its affiliates[i] within the last five years; or an executive officer of the company or its affiliates[i] within the last three years.

Transactional, Professional, Financial, and Charitable Relationshipsvii

2.11.	Currently provides (or a relative[v] provides) professional servicesviii to the company, its affiliates[i] or to its officers.

2.12.

Is (or a relative[v] is) a partner, controlling shareholder or an employee of, an organization that provides professional services viii to the company, to an affiliate of the company, or to an individual officer of the company or one of its affiliates[i].

2.13.	Currently employed by (or a relative[v] is employed by) a significant customer or supplierix of the company or its affiliates[i].

2.14.	Is (or a relative[v] is) a trustee, director or employee of a charitable or non-profit organization that receives material[x] grants or endowments from the company or its affiliates[i].

2.15.

Has, or is (or a relative[v] is) a partner, controlling shareholder or an employee of, an organization that has a transactional relationship with the company or its affiliates[i], excluding investments in the company through a private placement.

Other Relationships

2.16.	Has a contractual/guaranteed board seat and is party to a voting agreement to vote in line with management on proposals being brought to shareholders.

2.17.	Founderxi of the company but not currently an employee.

2.18.	Has any material[x] relationship with the company or with any one or more members of management of the company.

2.19.	Non-employee officer of the company or its affiliates[i] if he/she is among the five most highly compensated.

Board Attestation

2.20.	Board attestation that an outside director is not independent.

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3.	Independent Director

3.1.	No material[x] ties to the company other than board seat.

Footnotes:

i	“Affiliate” includes a subsidiary, sibling company, or parent company. ISS uses 50 percent control ownership by the parent company as the standard for applying its affiliate designation.

ii

When there is a former CEO or other officer of a capital pool company (CPC) or special purpose acquisition company (SPAC) serving on the board of an acquired company, ISS will generally classify such directors as independent unless determined otherwise taking into account the following factors: any operating ties to the firm; and the existence of any other conflicting relationships or related party transactions.

iii

The determination of a former CEO’s classification following the five year cooling-off period will be considered on a case-by-case basis. Factors taken into consideration may include but are not limited to: management/board turnover, current or recent involvement in the company, whether the former CEO is or has been Executive Chair of the board or a company founder, length of service with the company, any related party transactions, consulting arrangements, and any other factors that may reasonably be deemed to affect the independence of the former CEO.

iv

ISS will look at the terms of the interim CEO’s compensation or employment contract to determine if it contains severance pay, long-term health and pension benefits or other such standard provisions typically contained in contracts of permanent, non-temporary CEOs. ISS will also consider if a formal search process was underway for a full-time CEO.

v	Relative refers to immediate family members including spouse, parents, children, siblings, in-laws and anyone sharing the director’s home.

vi

Executive Officer will include: the CEO or CFO of the entity; the president of the entity; a vice-president of the entity in charge of a principal business unit, division or function; an officer of the entity or any of its subsidiary entities who performs a policy making function in respect of the entity; any other individual who performs a policy-making function in respect of the entity; or any executive named in the Summary Compensation Table.

vii

The terms “Currently”, “Is” or “Has” in the context of Transactional, Professional, Financial, and Charitable Relationships will be defined as having been provided at any time within the most recently completed fiscal year and/or having been identified at any time up to and including the annual shareholders’ meeting.

viii

Professional services can be characterized as advisory in nature, generally involve access to sensitive company information or to strategic decision-making, and typically have commission or fee-based payment structure. Professional services generally include, but are not limited to the following: investment banking/financial advisory services, commercial banking (beyond deposit services), investment services, insurance services, accounting/audit services, consulting services, marketing services, legal services, property management services, realtor services, lobbying services, executive search services and IT consulting services. “Of counsel” relationships are only considered immaterial if the individual does not receive any form of compensation from, or is a retired partner of, the firm providing the professional services. The following would generally be considered transactional relationships and not professional services: deposit services, IT tech support services, educational services, and construction services. The case of participation in a banking syndicate by a non-lead bank should be considered a transactional rather than a professional services relationship. The case of a company providing a professional service to one of its directors or to an entity with which one of its directors is affiliated, will be considered a transactional rather than a professional relationship. Insurance services and marketing services are assumed to be professional services unless the company explains why such services are not advisory.

ix	If the company makes or receives annual payments exceeding the greater of $200,000 or 5 percent of recipient’s gross revenues (the recipient is the party receiving proceeds from the transaction).

x

“Material” is defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

xi

The company’s public disclosure regarding the operating involvement of the Founder with the company will be considered. If the Founder was never employed by the company, ISS may deem the Founder as an independent outsider absent any other relationships that may call into question the founding director’s ability to provide independent oversight of management.

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Vote case-by-case on director nominees, examining the following factors when disclosed:

•	Independence of the board and key board committees;

•	Disclosed commitment to board gender diversity;

•	Number of board commitments;

•	Attendance at board and committee meetings;

•	Corporate governance provisions and takeover activity;

•	Long-term company performance;

•	Directors’ ownership stake in the company;

•	Compensation practices;

•	Responsiveness to shareholder proposals; and

•	Board accountability.

Board Structure and Independence

General Recommendation: Vote withhold for any Executive Director or Non-Independent, Non-Executive Director where:

•	The board is less than majority independent; or

•	The board lacks a separate compensation or nominating committee.

Background: The balance of board influence should reside with independent directors free of any pressures or conflicts which might prevent them from objectively overseeing strategic direction, evaluating management effectiveness, setting appropriate executive compensation, maintaining internal control processes, and ultimately driving long-term shareholder value creation. Best practice corporate governance standards do not advocate that no executive directors sit on boards. Company executives have extensive company knowledge and experience that provides a significant contribution to business decisions at the board level. In order to maintain, however, the independent balance of power necessary for independent directors to fulfill their oversight mandate and make difficult decisions that may run counter to management’s self-interests, executives, former executives and other related directors should not dominate the board or continue to be involved on key board committees charged with the audit, compensation, and nomination responsibilities.

Best practice corporate governance standards recommend that the board should have:

•	A majority of independent directors; and

•	A nominating committee and a compensation committee composed entirely of independent directors.

Guideline Eight of the Canadian Coalition for Good Governance (CCGG)‘s 2013 publication Building High Performance Boards indicates that boards should “Establish mandates for board committees and ensure committee independence.” It is further recommended that key board committees “review committee charters every year and amend or confirm the mandate and procedures based on information received from the board and committee evaluation process.”

Non-Independent Directors on Key Committees

General Recommendation: Vote withhold for members of the audit, compensation, or nominating committee who:

•	Are Executive Directors;

•	Are Controlling Shareholders; or

•	Is a Non-employee officer of the company or its affiliates if he/she is among the five most highly- compensated.

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Background: In order to promote independent oversight of management, the board as a whole and its key board committees should meet minimum best practice expectations of no less than majority independence. The presence of executive directors and those having significant influence over management may impede the ability of key board committees to provide independent oversight of audit, executive compensation or nomination matters. Director elections are seen to be the single most important use of the shareholder franchise.

Policy Considerations for Majority Owned Companies3

ISS policies support a one-share, one-vote principle. In recognition of the substantial equity stake held by certain shareholders, on a case-by-case basis, non-management director nominees who are or who represent a controlling shareholder of a majority owned company may be supported under ISS’ board and committee independence policies if the company meets all of the following independence and governance criteria:

•

The number of directors related to the controlling shareholder should not exceed the proportion of common shares controlled by the controlling shareholder. In no event, however, should the number of directors related to the controlling shareholder exceed two-thirds of the board;

•	In addition to the above, if the CEO is related to the controlling shareholder, no more than one-third of the board should be related to management (as distinct from the controlling shareholder);

•

If the CEO and chair roles are combined or the CEO is or is related to the controlling shareholder, then there should be an independent lead director and the board should have an effective and transparent process to deal with any conflicts of interest between the company, minority shareholders, and the controlling shareholder;

•

A majority of the audit and nominating committees should be either independent directors or in addition to at least one independent director, may be directors who are related to the controlling shareholder. All members of the compensation committee should be independent of management. If the CEO is related to the controlling shareholder, no more than one member of the compensation committee should be a director who is related to the controlling shareholder; and

•	Prompt disclosure of detailed vote results following each shareholder meeting.

ISS will also take into consideration any other concerns related to the board or individual directors.

If any of the above independence and governance criteria are not met, the policy exemption will not be applied. This policy will not be considered at dual class companies having common shares with unequal voting or unequal board representation rights.

Background: Canadian corporate law provides significant shareholder protections. For example, under most BCAs, a shareholder or group of shareholders having a 5 percent ownership stake in a company may requisition a special meeting for the purposes of replacing or removing directors and in most jurisdictions, directors may be removed by a simple majority vote. Shareholders also benefit from the ability to bring an oppression action against the board or individual directors of Canadian incorporated public companies.

Against this legal backdrop, Canadian institutions have taken steps to acknowledge and support the premise that a shareholder who has an equity stake in the common shares of a reporting issuer under a single class common share structure has a significant interest in protecting the value of that equity stake in the company and is therefore deemed to have significant alignment of interests with minority shareholders. This policy firmly supports the one-share, one-vote principle and is intended to recognize the commonality of interests between certain shareholders having a majority equity stake under a single class share structure and minority shareholders in protecting the value of their investment.

[3]

A majority-owned company is defined for the purpose of this policy as a company controlled by a shareholder or group of shareholders who together have an economic ownership interest under a single class common share capital structure that is commensurate with their voting entitlement of 50 percent or more of the outstanding common shares.

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The policy is designed to exempt only non-management director nominees who are or who represent a controlling shareholder of a majority owned company, and not to circumvent ISS’ benchmark voting guidelines otherwise applicable to management director nominees. For example, in accordance with benchmark policy, ISS will not support director nominees who are executives, regardless of whether or not they also are or represent a controlling shareholder, and are members of the audit committee.

Audit Fee Disclosure

General Recommendation: Vote withhold for the members of the audit committee as constituted in the most recently completed fiscal year if:

•	No audit fee information is disclosed by the company within a reasonable period of time prior to a shareholders’ meeting at which ratification of auditors is a voting item.

Background: The disclosure of audit fees by category is a regulatory requirement and this information is of great importance to shareholders due to the concern that audit firms could compromise the independence of a company audit in order to secure lucrative consulting services from the company.

Excessive Non-Audit Fees

General Recommendation: Vote withhold for individual directors who are members of the audit committee as constituted in the most recently completed fiscal year if:

•	Non-audit fees (“other”) fees paid to the external audit firm > audit fees + audit-related fees + tax compliance/preparation fees.

Background: ISS recognizes that certain tax-related services, e.g. tax compliance and preparation, are most economically provided by the audit firm. Tax compliance and preparation include the preparation of original and amended tax returns, refund claims, and tax payment planning. However, other services in the tax category, e.g. tax advice, planning, or consulting fall more into a consulting category. Therefore, these fees are separated from the tax compliance/preparation category and are added to the Non-audit (Other) fees for the purpose of determining whether excessive non-audit related fees have been paid to the external audit firm in the most recent year.

In circumstances where “Other” fees include fees related to significant one-time capital restructure events, such as initial public offerings, emergence from bankruptcy, and spinoffs, and the company makes public disclosure of the amount and nature of those fees which are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining whether non-audit fees are excessive.

Part 2 of National Instrument 52-110 - Audit Committees states that the audit committee must be directly responsible for overseeing the work of the external auditor and that the audit committee must pre-approve all non-audit services provided to the issuer or its subsidiary entities by the issuer’s external auditor. It is therefore appropriate to hold the audit committee accountable for payment of excessive non-audit fees.

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Persistent Problematic Audit Related Practices

General Recommendation: Vote case-by-case on members of the Audit Committee and potentially the full board if adverse accounting practices are identified that rise to a level of serious concern, such as:

•	Accounting fraud;

•	Misapplication of applicable accounting standards; or

•	Material weaknesses identified in the internal control process.

Severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, will be examined in determining whether withhold votes are warranted.

Background: The policy addresses those cases which could potentially raise serious concern with respect to the audit committee’s oversight of the implementation by management of effective internal controls over the accounting process and financial reporting. As well, the audit committee has primary responsibility for selecting and overseeing the external audit firm that would be expected to raise concerns related to problematic accounting practices, misapplication of applicable accounting practices, or any material weakness it may identify in the company’s internal controls, as well as whether fraudulent activity is uncovered during the course of the audit assignment.

Director Attendance

General Recommendation: Vote withhold for individual director nominees (except nominees who served for only part of the fiscal year or newly publicly listed companies or companies that have recently graduated to the TSX, should be considered case-by-case) if:

•

The company has not adopted a majority voting director resignation policy AND the individual director has attended less than 75 percent of the aggregate of their board and key[4] committee meetings[5] held within the past year without a valid reason for these absences; or

•

The company has adopted a majority voting director resignation policy AND the individual director has attended less than 75 percent of the aggregate of their board and key[3] committee meetings[4] held within the past year without a valid reason for the absences AND a pattern of low attendance exists based on prior years’ meeting attendance.

The following should be taken into account:

•	Valid reasons for absence at meetings include illness or absence due to company business;

•	Participation via telephone is acceptable;

•	If the director missed one meeting or one day’s meetings, votes should not be withheld even if such absence dropped the director’s attendance below 75 percent;

•	Board and key committee meetings include all regular and special meetings of the board duly called for the purpose of conducting board business; and

•	Out of country location or residence is not a sufficient excuse not to attend board meetings, especially given technological advances in communications equipment.

[4]	Key committees include audit, compensation and nominating committees.
[5]

If a withhold recommendation under this policy is based solely on meeting attendance at board meetings due to a lack of disclosure concerning committee meeting attendance, this will be disclosed in ISS’ report.

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Background: Corporate governance best practice supports board structures and processes that promote independent oversight and accountability. Nominating competent, committed, and engaged directors to the board also necessitates full participation in the conduct of board business in order to fulfill the many responsibilities and duties now required to meet requisite standards of care. A director who commits to serve on a public company board should be prepared and able to make attendance at and contribution to the board’s meetings a priority. A pattern of absenteeism may indicate a more serious concern with a director’s ability to serve and may warrant a board review and potentially the director’s resignation.

Overboarded Directors

General Recommendation: Generally vote withhold for individual director nominees who:

•	Are non-CEO directors and serve on more than five public company boards; or

•	Are CEOs of public companies who serve on the boards of more than two public companies besides their own – withhold only at their outside boards[6].

Transitioning directors: It is preferable for a director to step down from a board at the annual meeting to ensure orderly transitions, which may result in a director being temporarily overboarded (e.g. joining a new board in March but stepping off another board in June). ISS will generally not count a board for policy application purposes when it is publicly-disclosed that the director will be stepping off that board at its next annual meeting. This disclosure must be included within the company’s proxy circular to be taken into consideration. Conversely, ISS will include the new boards that the director is joining even if the shareholder meeting with his or her election has not yet taken place.

Background: Directors must be able to devote sufficient time and energy to a board in order to be effective representatives of shareholders’ interests. While the knowledge and experience that come from multiple directorships is highly valued, directors’ increasingly complex responsibilities require an increasingly significant time commitment. Directors must balance the insight gained from roles on multiple boards with the ability to sufficiently prepare for, attend, and effectively participate in all of their board and committee meetings.

Board Gender Diversity

General Recommendation: For S&P/TSX Composite Index companies, generally vote withhold for the Chair of the Nominating Committee or Chair of the committee designated with the responsibility of a nominating committee, or Chair of the board of directors if no nominating committee has been identified or no chair of such committee has been identified, where women comprise less than 30% of the board of directors.

S&P/TSX Composite Exemptions:

Assuming a publicly disclosed written commitment to achieve 30% representation of women on the board at or prior to the subsequent AGM, an exception will be made for companies which:

•	Joined the S&P/TSX Composite Index and have not previously been subject to a 30% representation of women on the board requirement as an S&P/TSX Composite Index constituent in the past; or

•	Have fallen below 30% representation of women on the board due to an extraordinary circumstance after achieving such level of representation at the preceding AGM.

[6]

Although a CEO’s subsidiary boards will be counted as separate boards, ISS will not recommend a withhold vote for the CEO of a parent company board or any of the controlled (>50 percent ownership) subsidiaries of that parent but may do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationship.

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For TSX companies which are not also S&P/TSX Composite Index constituents, generally vote withhold for the Chair of the Nominating Committee or Chair of the committee designated with the responsibility of a nominating committee, or Chair of the board of directors if no nominating committee has been identified or no chair of such committee has been identified, where there are zero women on the board of directors.

Non-S&P/TSX Composite Exemptions:

This policy will not apply to:

•	Newly publicly-listed companies within the current or prior fiscal year;

•	Companies that have transitioned from the TSXV within the current or prior fiscal year; or

•	Companies with four or fewer directors.

Assuming a publicly disclosed written commitment to add at least one woman to the board at or prior to the subsequent AGM, an exception will be made for companies which temporarily have no women on the board due to an extraordinary circumstance after having at least one woman on the board at the preceding AGM.

Evaluate on a case-by-case basis whether withhold recommendations are warranted for additional directors at companies that fail to meet the above policy that would apply to their respective constituent group over two years or more.

Background: Gender diversity has remained a high-profile corporate governance issue in the Canadian market. Effective Dec. 31, 2014, as per National Instrument 58-101 Disclosure of Corporate Governance Practices, TSX-listed issuers are required to provide proxy disclosures regarding whether, and if so how, the board or nominating committee considers the level of representation of women on the board in identifying and nominating candidates for election or re-election to the board. Also required is disclosure of policies or targets, if any, regarding the representation of women on the board. The disclosure requirement has been a catalyst for the addition of women on the boards of many widely-held TSX-listed reporting issuers. Widely-held TSX-listed company boards lacking a policy commitment and having zero female directors have been deemed to be outliers lagging market expectations in this regard.

Further to this objective, in September 2017, the Canadian 30% Club Investor Group committed to exercising ownership rights to encourage increased representation of women on S&P/TSX Composite Index company boards to a minimum 30% threshold. As the sentiment supporting representation of women on boards has steadily grown in Canada, it has become clear that a higher standard of representation by women is expected, with S&P/TSX Composite Index constituents playing a vital role in this process as market leaders.

Board Racial and/or Ethnic Diversity

General Recommendation: For meetings on or after Feb. 1, 2024, for companies in the S&P/TSX Composite Index, generally vote against or withhold from the Chair of the Nominating Committee or Chair of the committee designated with the responsibility of a nominating committee, or the Chair of the board of directors if no nominating committee has been identified or no chair of such committee has been identified, where the board has no apparent racially or ethnically diverse members7. An exception will be made if there was racial and/or ethnic diversity on the board at the preceding annual meeting and the board makes a firm public commitment to appoint at least one racial and/or ethnic diverse member at or prior to the next AGM.

[7]

Aggregate diversity statistics provided by the board will only be considered if specific to racial and/or ethnic diversity. Racial and/or Ethnic Diversity is defined as: Aboriginal peoples (means persons who are Indigenous, Inuit or Métis) and members of visible minorities (means persons, other than Aboriginal peoples, who are non-Caucasian in race or non-white in colour).

Employment Equity Act (S.C. 1995, c. 44) https://laws-lois.justice.gc.ca/eng/acts/E-5.401/section-3.html

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Evaluate on a case-by-case basis whether against/withhold recommendations are warranted for additional directors at companies that fail to meet the policy over two years or more.

Background: In recent years many institutional investors have been vocal about their calls for public company boards to become more diverse. In 2020, Canada broadened disclosure requirements on board diversity for publicly traded corporations beyond gender, mandating businesses to report on each of the four employment equity groups (i.e., women, visible minorities, Indigenous peoples, and persons with disabilities) through new requirements introduced to the Canada Business Corporations Act (CBCA) in Bill C-25. These measures aim to foster diversity at the highest levels of corporate leadership in Canada, improve shareholder democracy, and drive shareholder value through better transparency.

Distributing corporations established under the CBCA are required to disclose to their shareholders (through their proxy circulars) and to Corporations Canada information regarding the diversity of their boards and senior management. The disclosure must include the representation of various designated groups on the board and among senior management. These designated groups include women, Indigenous peoples (First Nations, Inuit, and Métis), persons with disabilities and members of visible minorities. In addition, the CBCA requires distributing corporations to disclose whether they have a diversity and inclusion policy, and if not, to provide an explanation why not. This “comply or explain” approach is not prescriptive but is intended to foster a dialogue between distributing corporations and their shareholders, increase corporate transparency and support the push for increased diversity on boards and in senior management.

It appears to be the view of many investors that boards should aim to reflect the company’s customer base and the broader societies in which they operate by including directors drawn from racial and ethnic minority groups, and also support the expectation for disclosure from companies on racial/ethnic diversity at the board level and hold the belief that all companies should disclose this information to the fullest extent possible.

Former CEO/CFO on Audit/Compensation Committee

General Recommendation: Vote withhold for any director who has served as the CEO of the company or its affiliates within the past five years, or of a company acquired within the past five years, and is a member of the audit or compensation committee. Evaluate on a case-by-case basis whether support is warranted for any former CEO on the audit or compensation committee following a five-year period8 after leaving this executive position.

Generally vote withhold for any director who has served as the CFO of the company or its affiliates within the past three years, or of a company acquired within the past three years, and is a member of the audit or compensation committee.

Background: Although ISS policy designates former CEOs and CFOs as non-independent non-executive directors, a withhold vote will be recommended as if they were executives where they sit on either the audit or compensation committee prior to the conclusion of a cooling-off period. This policy reflects the concern that the influence of a recent former executive on these committees could compromise the committee’s efficacy. In the case of an audit committee the concern relates to the independent oversight of financials for which the executive was previously responsible, while in the case of a compensation committee the concern relates to oversight of compensation arrangements which the executive may have orchestrated and over which he or she may still wield considerable influence.

[8]

The determination of a former CEO’s classification following the five-year cooling-off period will be considered on a case-by-case basis. Factors taken into consideration may include but are not limited to: management/board turnover, current or recent involvement in the company, whether the former CEO is or has been Executive Chair of the board or a company founder, length of service, any related party transactions, consulting arrangements, and any other factors that may reasonably be deemed to affect the independence of the former CEO.

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The three-year cooling-off period afforded to a former CFO reflects the cooling-off period provided in National Instrument 52-110 – Audit Committees.

A five-year cooling-off period is applied for former CEOs in order to allow for the potential occurrence of significant changes within the company’s management team. As well, this period allows for the exercise or expiry of the former CEOs outstanding equity awards, thereby eliminating lingering compensation ties to the company’s operational performance which would have aligned the former CEO’s interests with management. Following the conclusion of the five-year period, the former CEO’s independence status will be re-evaluated with consideration to any other relationships which could preclude reclassification as an independent outsider.

Climate Accountability

For companies that are significant greenhouse gas (GHG) emitters, through their operations or value chain9, generally vote against or withhold from the incumbent chair of the responsible committee (or other directors on a case-by-case basis) in cases where ISS determines that the company is not taking the minimum steps needed to understand, assess, and mitigate risks related to climate change to the company and the larger economy.

Minimum steps to understand and mitigate those risks are considered to be the following. Both minimum criteria will be required to be in alignment with the policy:

•	Detailed disclosure of climate-related risks, such as according to the framework established by the Task Force on Climate-related Financial Disclosures (TCFD), including:

•	Board governance measures;

•	Corporate strategy;

•	Risk management analyses; and

•	Metrics and targets.

•	Appropriate GHG emissions reduction targets.

At this time, “appropriate GHG emissions reductions targets” will be medium-term GHG reduction targets or Net Zero-by-2050 GHG reduction targets for a company’s operations (Scope 1) and electricity use (Scope 2). Targets should cover the vast majority of the company’s direct emissions.

Background: Physical changes caused by global climate change and regulations and market changes enacted and expected to be enacted to mitigate climate change result in significant risks and/or business opportunities for companies and their shareholders that are expected to increase in the coming years.

Climate change and climate-related risks are now among the most critical topics for many investors, and this area has developed significantly over the years. Many investors around the world are seeking to better integrate climate risk considerations in their investment, engagement, and voting processes. Scientific experts have stated that there is an imperative to limit cumulative CO2 emissions, aiming to reach net zero CO2 emissions by mid-century, along with strong reductions in other greenhouse gas emissions in order to limit human-induced global warming.

It appears many investors support requiring minimum criteria for companies considered to be strongly contributing to climate change. Therefore, ISS is focusing on all companies currently identified as the Climate Action 100+ Focus Group, including those in Canada, and will recommend against incumbent directors, in cases where ISS determines that the company is not taking the minimum steps needed to understand, assess, and mitigate risks related to climate change to the company and the larger economy.

[9]	Companies defined as “significant GHG emitters” will be those on the current Climate Action 100+ Focus Group list.

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Companies should disclose climate risk information, such as according to the Task Force on Climate-related Financial Disclosures (TCFD), with either a medium-term GHG emission reductions targets or Net Zero-by-2050 GHG reduction targets for at least a company’s operations (Scope 1) and electricity use (Scope 2). Targets should cover the vast majority of the company’s direct emissions. Additional data points will be provided in the company information section for all Climate Action 100+ Focus Group companies in order to support this policy.

Voting on Directors for Egregious Actions

General Recommendation: Under extraordinary circumstances, vote withhold for directors individually, one or more committee members, or the entire board, due to:

•	Material failures of governance, stewardship, risk oversight[10] or fiduciary responsibilities at the company;

•	Failure to replace management as appropriate; or

•

Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Background: Director accountability and competence have become issues of prime importance given the failings in oversight exposed by the global financial crisis and subsequent events. There is also concern over the environment in the boardrooms of certain markets, where past failures appear to be no impediment to continued or new appointments at major companies and may not be part of the evaluation process at companies in considering whether an individual is, or continues to be, fit for the role and best able to serve shareholders’ interests.

In the event of exceptional circumstances (including circumstances relating to past performance on other boards) that raise substantial doubt about a director’s ability to effectively monitor management and serve in the best interests of shareholders, a withhold vote may be recommended.

Board Responsiveness

In keeping with Canadian market expectations and improvements to provide shareholders with the ability to affect board change, a lack of board response to shareholder majority votes or majority withhold votes on directors is unacceptable and would result in one of the following:

General Recommendation: Vote withhold for continuing individual directors, nominating committee11 members, or the continuing members of the entire board of directors if:

•

At the previous board election, any director received more than 50 percent withhold votes of the votes cast under a majority voting director resignation policy and the nominating committee[9] has not required that the director leave the board after 90 days, or has not provided another form of acceptable response to the shareholder vote which will be reviewed on a case-by-case basis;

•

At the previous board election, any director received more than 50 percent withhold votes of the votes cast under a plurality voting standard and the company has failed to address the issue(s) that caused the majority withheld vote; or

[10]

Examples of failure of risk oversight include, but are not limited to: bribery, large or serial fines or sanctions from regulatory bodies; demonstrably poor risk oversight of environmental and social issues, including climate change; significant adverse legal judgments or settlements; or hedging of company stock.

[11]	Or other board committee charged with the duties of a nominating committee as specified in the company’s majority voting director resignation policy.

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•	The board failed to act[12] on a shareholder proposal that received the support of a majority of the votes cast (excluding abstentions) at the previous shareholder meeting.

As indicated at the beginning of the guidelines for Voting on Director Nominees in Uncontested Elections, board responsiveness is a fundamental principle that should apply when determining votes on director nominees.

Background: Follow-up action or response by the board is warranted in the instance where a director is not supported by a majority of the votes cast by shareholders but remains on the board at the next election. A reasonable period of time within which the board or nominating committee is expected to deal with a director resignation under these circumstances is indicated in the widely accepted version of Canadian majority voting, director resignation policies as required by the TSX.

Disclosed board response and rationale will be taken into consideration in limited extraordinary circumstances in the event that a director’s resignation is not accepted by the board or the concern that caused majority shareholder opposition has not been addressed. The vote recommendation will be determined on a case-by-case basis that is deemed to be in the best interests of shareholders.

Unilateral Adoption of an Advance Notice Provision

General Recommendation: Vote withhold for individual directors, committee members, or the entire board as appropriate in situations where an advance notice policy has been adopted by the board but has not been included on the voting agenda at the next shareholders’ meeting.

Continued lack of shareholder approval of the advance notice policy in subsequent years may result in further withhold recommendations.

Background: The ability of shareholders to put forward potential nominees for election to the board is a fundamental right and should not be amended by management or the board without shareholders’ approval, or, at a minimum, with the intention of receiving shareholder approval at the next annual or annual/special meeting of shareholders. As such, the board of directors, as elected representatives of shareholders’ interests and as the individuals primarily responsible for corporate governance matters, should be held accountable for allowing such policies to become effective without further shareholder approval.

Furthermore, disclosures regarding these policies should be made available to shareholders (similar to shareholder proposal deadline disclosures or majority voting policy disclosures) because they are substantive changes that may impact shareholders’ ability to nominate director candidates. Failure to provide such disclosure is not in shareholders’ best interests.

Other Board-Related Proposals

Classification/Declassification of the Board

General Recommendation: Vote against proposals to classify the board. Vote for proposals to repeal classified boards and to elect all directors annually.

[12]

Responding to the shareholder proposal will generally mean either full implementation of the proposal or, if the matter requires a vote by shareholders, a management proposal on the next annual ballot to implement the proposal. Responses that involve less than full implementation will be considered on a case-by-case basis.

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Independent Chair (Separate Chair/CEO)

General Recommendation: Vote for shareholder proposals seeking separation of the offices of CEO and chair if the company has a single executive occupying both positions.

Background: The separation of the positions of chair and CEO is supported as it is viewed as superior to the lead director concept. The positions of chair and CEO are two distinct jobs with different job responsibilities. The chair is the leader of the board of directors, which is responsible for selecting and replacing the CEO, setting executive pay, evaluating managerial and company performance, and representing shareholder interests. The CEO, by contrast, is responsible for maintaining the day-to-day operations of the company and being the company’s spokesperson. It therefore follows that one person cannot fulfill both roles without conflict. An independent lead director may be an acceptable alternative as long as the lead director has clearly delineated and comprehensive duties including the full authority to call board meetings and approve meeting materials and engage with shareholders. A counterbalancing lead director alternative must be accompanied by majority independence on the board and key committees, and the absence of any problematic governance practices.

Majority of Independent Directors/Establishment of Committees

General Recommendation: Vote for shareholder proposals asking that a majority or up to two-thirds of directors be independent unless:

•	The board composition already meets the proposed threshold based on ISS’ definition of independence.

Vote for shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors unless:

•	The board’s committees already meet that standard.

Majority Vote Standard for the Election of Directors

General Recommendation: Vote for resolutions requesting that: (i) the board adopt a majority voting director resignation policy for director elections or (ii) the company amend its bylaws to provide for majority voting, whereby director nominees are elected by the affirmative vote of the majority of votes cast, unless:

•	A majority voting director resignation policy is codified in the company’s bylaws, corporate governance guidelines, or other governing documents prior to an election to be considered; and

•

The company has adopted formal corporate governance principles that provide an adequate response to both new nominees as well as “holdover” nominees (i.e. incumbent nominees who fail to receive 50 percent of votes cast).

Proxy Access

ISS supports proxy access as an important shareholder right, one that is complementary to other best-practice corporate governance features. However, in the absence of a uniform standard, proposals to enact proxy access may vary widely; as such, ISS is not setting forth specific parameters at this time and will take a case-by-case approach in evaluating these proposals.

Proxy Contests – Voting for Director Nominees in Contested Elections

General Recommendation: Vote case-by-case in contested elections taking into account:

•	Long-term financial performance of the target company relative to its industry;

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•	Management’s track record;

•	Background to the proxy contest;

•	Nominee qualifications and any compensatory arrangements;

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates); and

•	Stock ownership positions.

Overall Approach: When analyzing proxy contests, ISS focuses on two central questions:

•	Have the dissidents met the burden of proving that board change is warranted? And, if so;

•	Will the dissident nominees be more likely to affect positive change (i.e., increase shareholder value) versus the incumbent nominees?

When a dissident seeks a majority of board seats, ISS will require from the dissident a well-reasoned and detailed business plan, including the dissident’s strategic initiatives, a transition plan and the identification of a qualified and credible new management team. ISS will then compare the detailed dissident plan against the incumbent plan and the dissident director nominees and management team against the incumbent team in order to arrive at a vote recommendation.

When a dissident seeks a minority of board seats, the burden of proof imposed on the dissident is lower. In such cases, ISS will not require from the dissident a detailed plan of action, nor is the dissident required to prove that its plan is preferable to the incumbent plan. Instead, the dissident will be required to prove that board change is preferable to the status quo and that the dissident director slate will add value to board deliberations including by, among other factors, considering issues from a viewpoint different from that of the current board members.

Reimbursing Proxy Solicitation Expenses

General Recommendation: Vote case-by-case taking into account:

•	Whether ISS recommends in favour of the dissidents, in which case we may recommend approving the dissident’s out of pocket expenses if they are successfully elected and the expenses are reasonable.

3. Shareholder Rights & Defenses

Advance Notice Requirements

General Recommendation: Vote case-by-case on proposals to adopt or amend an advance notice board policy or to adopt or amend articles or by-laws containing or adding an advance notice requirement. These provisions will be evaluated to ensure that all of the provisions included within the requirement solely support the stated purpose of the requirement. The purpose of advance notice requirements, as generally stated in the market, is:

•	To prevent stealth proxy contests;

•	To provide a reasonable framework for shareholders to nominate directors by allowing shareholders to submit director nominations within a reasonable timeframe; and

•	To provide all shareholders with information about potential nominees.

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Features that may be considered problematic under ISS’ evaluation include but are not limited to:

•

For annual notice of meeting given not less than 50 days prior to the meeting date, the notification timeframe within the advance notice requirement should allow shareholders the ability to provide notice of director nominations at any time not less than 30 days prior to the shareholders’ meeting. The notification timeframe should not be subject to any maximum notice period. If notice of annual meeting is given less than 50 days prior to the meeting date, a provision to require shareholder notice by close of business on the 10th day following first public announcement of the annual meeting is supportable. In the case of a special meeting, a requirement that a nominating shareholder must provide notice by close of business on the 15th day following first public announcement of the special shareholders’ meeting is also acceptable;

•	The board’s inability to waive all sections of the advance notice provision under the policy or bylaw, in its sole discretion;

•

A requirement that any nominating shareholder provide representation that the nominating shareholder be present at the meeting in person or by proxy at which his or her nominee is standing for election for the nomination to be accepted, notwithstanding the number of votes obtained by such nominee;

•

A requirement that any proposed nominee deliver a written agreement wherein the proposed nominee acknowledges and agrees, in advance, to comply with all policies and guidelines of the company that are applicable to directors;

•	Any provision that restricts the notification period to that established for the originally scheduled meeting in the event that the meeting has been adjourned or postponed;

•

Any disclosure request within the advance notice requirement, or the company’s ability to request additional disclosure of the nominating shareholder(s) or the shareholder nominee(s) that exceeds what is required in a dissident proxy circular or, goes beyond what is required under law or regulation;

•

Stipulations within the provision that the corporation will not be obligated to include any information provided by dissident director nominees or nominating shareholders in any shareholder communications, including the proxy statement; and

•	Any other feature or provision determined to have a negative impact on shareholders’ interests and deemed outside the purview of the stated purpose of the advance notice requirement.

Background: As advance notice requirements continue to evolve, and their use is tested by market participants, Canadian institutional investors are voicing concerns about the specific provisions contained therein. Investors have cautioned with respect to the potential for certain provisions included within these requirements to be used to impede the ability of shareholders to nominate director candidates to the board of directors, a fundamental shareholder right under Canada’s legal and regulatory framework.

A minimum 30-day shareholder notice period supports notice and access provisions and is in keeping with the stated purpose of advance notice requirements which is to prevent last minute or stealth proxy contests. Any maximum threshold for shareholder notice is deemed unacceptable, and the removal of such is expected to facilitate timelier access to the proxy and afford shareholders more time to give complete and informed consideration to dissident concerns and director nominees.

Enhanced and discretionary requirements for additional information that is not then provided to shareholders, provisions that may prohibit nominations based on restricted notice periods for postponed or adjourned meetings and written confirmations from nominee directors in advance of joining the board are all examples of the types of provisions that have the potential to be misused and are outside the intended stated purpose of advance notice requirements.

Canadian court cases have provided a clear indication that these provisions are intended to protect shareholders, as well as management, from ambush and that they are not intended to exclude nominations given on ample notice or to buy time to allow management to develop a strategy to defeat dissident shareholders. As well, these rulings have shown that in the case of ambiguous provisions the result should weigh in favour of shareholder voting rights.

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For more detail regarding ISS’ policy on advance notice requirements, please see the latest version of our Advance Notice Requirement FAQ.

Exclusive Forum Proposals

General Recommendation: Vote case-by-case on proposals to adopt an exclusive forum by-law or to amend by-laws to add an exclusive forum provision, taking the following into consideration:

•	Jurisdiction of incorporation;

•	Board rationale for adopting exclusive forum;

•	Legal actions subject to the exclusive forum provision;

•	Evidence of past harm as a result of shareholder legal action against the company originating outside of the jurisdiction of incorporation;

•	Company corporate governance provisions and shareholder rights;

•	Any other problematic provisions that raise concerns regarding shareholder rights.

Enhanced Shareholder Meeting Quorum for Contested Director Elections

General Recommendation: Vote against new by-laws or amended by-laws that would establish two different quorum levels which would result in implementing a higher quorum solely for those shareholder meetings where common share investors seek to replace the majority of current board members (“Enhanced Quorum”).

Background: With Enhanced Quorum, the ability to hold a shareholders’ meeting is subject to management’s pre-determination that a contested election to replace a majority of directors is the singularly most important corporate issue, thus justifying a significantly higher shareholder (or proxy) presence before the meeting can commence. From a corporate governance perspective, this higher threshold appears to be inconsistent with the view that shareholder votes on any voting item should carry equal importance and should therefore be approved under the same quorum requirement for all items.

Companies have indicated in examples to date that Enhanced Quorum is not designed to block the potential consequence of a majority change in board memberships. In the absence of Enhanced Quorum being met, the affected shareholder meeting will be adjourned for up to 65 days. Notwithstanding the equality of all voting issues, shareholders may question the benefits of a delayed shareholder meeting resulting from a 50 percent quorum requirement for the initial meeting.

Appointment of Additional Directors Between Annual Meetings

General Recommendation: Vote for these resolutions where:

•	The company is incorporated under a statute (such as the Canada Business Corporations Act) that permits removal of directors by simple majority vote;

•	The number of directors to be appointed between meetings does not exceed one-third of the number of directors appointed at the previous annual meeting; and

•	Such appointments must be ratified by shareholders at the annual meeting immediately following the date of their appointment.

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Article/By-law Amendments

General Recommendation: Vote for proposals to adopt or amend articles/by-laws unless the resulting document contains any of the following:

•

The quorum for a meeting of shareholders is set below two persons holding 25 percent of the eligible vote (this may be reduced to no less than 10 percent in the case of a small company that can demonstrate, based on publicly disclosed voting results, that it is unable to achieve a higher quorum and where there is no controlling shareholder);

•	The quorum for a meeting of directors is less than 50 percent of the number of directors;

•	The chair of the board has a casting vote in the event of a deadlock at a meeting of directors;

•	An alternate director provision that permits a director to appoint another person to serve as an alternate director to attend board or committee meetings in place of the duly elected director;

•

An advance notice requirement that includes one or more provisions which could have a negative impact on shareholders’ interests and which are deemed outside the purview of the stated purpose of the requirement;

•	An exclusive forum provision without compelling rationale and without evidence of past harm due to shareholder legal proceedings outside of the jurisdiction of incorporation;

•	Authority is granted to the board with regard to altering future capital authorizations or alteration of the capital structure without further shareholder approval; or

•	Any other provisions that may adversely impact shareholders’ rights or diminish independent effective board oversight.

In any event, proposals to adopt or amend articles or bylaws will generally be opposed if the complete article or by-law document is not included in the meeting materials for thorough review or referenced for ease of location on SEDAR.

General Recommendation: Vote for proposals to adopt or amend articles/by-laws if the proposed amendment is limited to only that which is required by regulation or will simplify share registration.

Background: Constating documents such as articles and by-laws (in concert with the legislative framework provided by Canada’s various BCAs) establish the rights of shareholders of a company and the procedures through which the board of directors exercises its duties. Given this foundational role, these documents should reflect best practices within the Canadian market wherever possible.

•

Quorum Requirements: The quorum requirement for meetings of shareholders should encourage wide- ranging participation from all shareholders. Shareholder meeting quorum requirements that allow only one shareholder to constitute quorum could allow a single significant or controlling shareholder to dominate meetings at the expense of minority shareholders. Quorum requirements with lower shareholding thresholds, such as five percent, could provide a significant shareholder or a small group of shareholders with the ability to pass resolutions that may be considered contentious or problematic by other shareholders. Likewise, quorum requirements for meetings of directors should ensure that at least half of shareholders’ representatives are present before significant decisions are made. Directors’ responsibilities include attending all meetings for which their presence is scheduled, and a company’s core documents should reflect this duty.

•

Casting Vote for the Chair at Board Meetings: While the chair is the appointed leader of the board, the authority granted to the chair by shareholders is no greater than that granted to any other director. Providing the chair with a casting or second vote in the event of a tie could result in a power structure which is not conducive to effective governance. Additionally, while boards are increasingly transitioning toward a governance structure involving a separate chair and CEO, many issuers still combine these roles or appoint a recent former CEO as board chair. In cases where the board is divided on an issue, it is inappropriate from the perspective of shareholders for an insider or affiliated outsider to have the final decision in contentious matters which could significantly affect shareholders’ interests.

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•

Alternate Directors: A provision allowing for alternate directors, who have been neither elected by shareholders nor ratified by shareholders following board appointment, raises serious concerns regarding whether these individuals may be bound to serve in the best interests of shareholders. Furthermore, directors must be willing to earmark sufficient time and effort toward serving on a board once they have accepted the responsibility entrusted to them by shareholders. The appointment of unelected alternates is inconsistent with this duty.

•

Problematic Advance Notice Requirements: A number of advance notice requirements have been included on ballots as amendments to company by-laws or articles. Any such requirements are deemed significant additions to the bylaw or articles and therefore are reviewed with respect to whether they negatively affect shareholders’ ability to nominate directors to the board. See ISS’ policy on Advance Notice Requirements for details.

•

Exclusive Forum: There may be merit to the notion that judges based in a corporation’s jurisdiction of incorporation are best suited to apply that jurisdiction’s law to those companies. As well, given a corporation’s typically strong presence in that province or jurisdiction, an exclusive forum provision may help to reduce the likelihood of high legal costs accrued through litigation outside of the jurisdiction of incorporation. It can be argued, however, that there is often more than one proper forum available to shareholder plaintiffs, and this proposal would curtail the right of shareholders to select any proper forum of their choosing. The proposed exclusive forum jurisdiction and the details of the extent and types of legal actions that would be subject to the exclusive forum by-law provide critical information to shareholders whose rights may be impacted. This information together with the board of directors’ rationale in adopting an exclusive forum by-law will be key considerations in evaluating the acceptability of such a proposal. As well, the absence of a compelling company-specific history with regard to out-of-province/jurisdiction shareholder litigation is important in light of the limitation on shareholder litigation rights that this provision represents. More generally, a company’s track record vis-à-vis corporate governance and shareholder rights should be examined to identify any other concerns when considering the acceptability of an exclusive forum by-law.

•

Blanket Authority for Share Capital Structure Alterations: In recent years, some companies incorporated under the Business Corporations Act (British Columbia) (“BCBCA”) have sought to amend their constating documents to provide the board with blanket authority to alter the company’s share capital structure. These changes include the ability to increase the company’s authorized capital and change restrictions on any class of shares. Although permitted under the BCBCA, shareholders would be better served if changes which could affect shareholders’ interests required shareholder approval.

•

Other Problematic Provisions: Other proposals to alter the articles or by-laws will be approached on a case- by-case basis. Where a potential inclusion, deletion, or amendment is deemed contrary to shareholders’ interests, ISS will generally, taking into consideration any other problematic factors or mitigating circumstances, recommend against such changes.

Cumulative Voting

General Recommendation: Where such a structure would not be detrimental to shareholder interests, generally vote for proposals to introduce cumulative voting.

Generally vote against proposals to eliminate cumulative voting.

Generally vote for proposals to restore or permit cumulative voting but exceptions may be made depending on the company’s other governance provisions such as the adoption of a majority vote standard for the election of directors.

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Confidential Voting

General Recommendation: Vote for shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators, and use independent inspectors of election, as long as:

•

The proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived for that particular vote.

Generally vote for management proposals to adopt confidential voting.

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Poison Pills (Shareholder Rights Plans)

As required by the TSX, the adoption of a shareholder rights plan must be ratified by shareholders within six months of adoption.

General Recommendation: Vote case-by-case on management proposals to ratify a shareholder rights plan (poison pill) taking into account whether it conforms to “new generation” rights plan best practice guidelines and its scope is limited to the following two specific purposes:

•	To give the board more time to find an alternative value enhancing transaction; and

•	To ensure the equal treatment of all shareholders.

Vote against plans that go beyond these purposes if:

•	The plan gives discretion to the board to either:

•	Determine whether actions by shareholders constitute a change in control;

•	Amend material provisions without shareholder approval;

•	Interpret other provisions;

•	Redeem the rights or waive the plan’s application without a shareholder vote; or

•	Prevent a bid from going to shareholders.

•	The plan has any of the following characteristics:

•	Unacceptable key definitions;

•	Reference to Derivatives Contracts within the definition of Beneficial Owner;

•	Flip over provision;

•	Permitted bid minimum period greater than 105 days;

•	Maximum triggering threshold set at less than 20 percent of outstanding shares;

•	Does not permit partial bids;

•	Includes a Shareholder Endorsed Insider Bid (SEIB) provision;

•	Bidder must frequently update holdings;

•	Requirement for a shareholder meeting to approve a bid; and

•	Requirement that the bidder provide evidence of financing.

•	The plan does not:

•	Include an exemption for a “permitted lock up agreement”;

•	Include clear exemptions for money managers, pension funds, mutual funds, trustees, and custodians who are not making a takeover bid; and

•	Exclude reference to voting agreements among shareholders.

Background: The evolution of “new generation” shareholder rights plans in Canada has been the result of reshaping the early antitakeover provision known as a “poison pill” into a shareholder protection rights plan that serves only two legitimate purposes: (i) to increase the minimum time period during which a Permitted Bid may remain outstanding in order to the give the board of directors of a target company sufficient time to find an alternative to a takeover bid that would increase shareholder value; and (ii) to ensure that all shareholders are treated equally in the event of a bid for their company.

Recent changes to take-over bid regulation under National Instrument 62-104 Take-Over Bids and Issuer Bids, have codified a number of key provisions that ISS has long required in order to support a shareholder rights plan. As well, new regulation has established a 105-day minimum bid deposit period, with board discretion to reduce this period in certain circumstances but in no event to less than 35 days.

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Elimination of board discretion to interpret the key elements of the plan was critical to this evolution. Definitions of Acquiring Person, Beneficial Ownership, Affiliates, Associates and Acting Jointly or in Concert are the terms that set out the who, how, and when of a triggering event. These definitions in early poison pills contained repetitive, circular, and duplicative layering of similar terms which created confusion and made interpretation difficult. Directors were given broad discretion to interpret the terms of a rights plan to determine when it was triggered, or in other words, whether a takeover bid could proceed. This, in turn, created enough uncertainty for bidders or potential purchasers to effectively discourage non-board negotiated transactions. It can be seen how the early poison pill became synonymous with board and management entrenchment.

“New generation” rights plans have therefore been drafted to remove repetitive and duplicative elements along with language that gives the board discretion to interpret the terms of the plan. Also absent from “new generation” plans are references to similar definitions in regulation. Definitions found in various regulations often contain repetitive elements, but more importantly they cross-reference other definitions in regulation that are unacceptable to and not intended to serve the same purpose as those found in a “new generation” rights plan.

A number of other definitions are relevant to the key definitions mentioned above and are therefore equally scrutinized. Exemptions under the definition of Acquiring Person, for example, such as Exempt Acquisitions and Pro Rata Acquisitions, are sometimes inappropriately drafted to permit acquisitions that should trigger a rights plan. In order for an acquisition to be pro rata, the definition must ensure that a person may not, by any means, acquire a greater percentage of the shares outstanding than the percentage owned immediately prior to the acquisition. It should also be noted that “new generation” rights plans are premised on the acquisition of common shares and ownership at law or in equity. Therefore, references to the voting of securities (a.k.a. “voting pills”) which may have a chilling effect on shareholder initiatives relating to the voting of shares on corporate governance matters, or the extension of beneficial ownership to encompass derivative securities that may result in deemed beneficial ownership of securities that a person has no right to acquire goes beyond the acceptable purpose of a rights plan.

Equally important to the acceptability of a shareholder rights plan is the treatment of institutional investors who have a fiduciary duty to carry out corporate governance activities in the best interests of the beneficial owners of the investments that they oversee. These institutional investors should not trigger a rights plan through their investment and corporate governance activities, including the voting of shares, for the accounts of others. The definition of Independent Shareholders should make absolutely clear these institutional investors acting in a fiduciary capacity for the accounts of others are independent for purposes of approving a takeover bid or other similar transaction, as well as approving future amendments to the rights plan.

Probably one of the most important and most contentious definitions in a shareholder rights plan is that of a Permitted Bid. ISS guidelines provide that an acceptable Permitted Bid definition must permit partial bids. Canadian takeover bid legislation is premised on the ability of shareholders to make the determination of the acceptability of any bid for their shares, partial or otherwise, provided that it complies with regulatory requirements. In the event that a partial bid is accepted by shareholders, regulation requires that their shares be taken up on a pro rata basis. Shareholders of a company may welcome the addition of a significant new shareholder for a number of reasons.

Also, unacceptable to the purpose of a rights plan is the inclusion of a “Shareholder Endorsed Insider Bid” (SEIB) provision which would allow an “Insider” and parties acting jointly or in concert with an Insider an additional less rigorous avenue to proceed with a take-over bid without triggering the rights plan, in addition to making a Permitted Bid or proceeding with board approval. The SEIB provision allows Insiders the ability to take advantage of a less stringent bid provision that is not offered to other bidders who must make a Permitted Bid or negotiate with the board for support.

Finally, a “new generation” rights plan must contain an exemption for lockup agreements and the definition of a permitted lockup agreement must strike the proper balance so as not to discourage either (i) the potential for a bidder to lock up a significant shareholder and thus give some comfort of a certain degree of success, or (ii) the potential for competitive bids offering a greater consideration and which would also necessitate a locked up person be able to withdraw the locked up shares from the first bid in order to support the higher competing bid.

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New generation rights plans have been limited to achieving the two purposes identified here. The adoption of National Instrument 62-104 now ensures that a board has ample time to consider a take-over bid and to find a superior alternative transaction that maximizes shareholder value. However, “new generation” shareholder rights plans will continue to serve an important purpose because they ensure that shareholders are treated equally in a control transaction by precluding creeping acquisitions or the acquisition of a control block through private agreements between a few large shareholders.

Reincorporation Proposals

General Recommendation: Vote case-by-case on proposals to change a company’s jurisdiction of incorporation taking into account:

•	Financial and corporate governance concerns, including: the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

Generally vote for reincorporation when:

•	Positive financial factors outweigh negative governance implications; or

•	Governance implications are positive.

Generally vote against reincorporation if business implications are secondary to negative governance implications.

Supermajority Vote Requirements

General Recommendation: Vote against proposals to require a supermajority shareholder vote at a level above that required by statute.

Vote for proposals to lower supermajority vote requirements.

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4.	Capital/Restructuring

Mergers and Corporate Restructurings

General Recommendation: For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing the various and sometimes countervailing factors including:

Valuation: Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

Market Reaction: How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

Strategic Rationale: Does the deal make sense strategically? From where is value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favourable track record of successful integration of historical acquisitions.

Negotiations and Process: Were the terms of the transaction negotiated at arms-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

Conflicts of Interest: Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the “ISS Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

Governance: Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Increases in Authorized Capital

General Recommendation: Vote case-by-case on proposals to increase the number of shares of common stock authorized for issuance. Generally vote for proposals to approve increased authorized capital if:

•	A company’s shares are in danger of being de-listed; or

•	A company’s ability to continue to operate as a going concern is uncertain.

Generally vote against proposals to approve unlimited capital authorization.

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Background: Canadian jurisdictions generally, permit companies to have an unlimited authorized capital. ISS prefers to see companies with a fixed maximum limit on authorized capital, with at least 30 percent of the authorized stock issued and outstanding. Limited capital structures protect against excessive dilution and can be increased when needed with shareholder approval.

Private Placement Issuances

General Recommendation: Vote case-by-case on private placement issuances taking into account:

•	Whether other resolutions are bundled with the issuance;

•	Whether the rationale for the private placement issuance is disclosed;

•	Dilution to existing shareholders’ position:

•	Issuance that represents no more than 30 percent of the company’s outstanding shares on a non-diluted basis is considered generally acceptable;

•	Discount/premium in issuance price to the unaffected share price before the announcement of the private placement;

•	Market reaction: The market’s response to the proposed private placement since announcement; and

•	Other applicable factors, including conflict of interest, change in control/management, evaluation of other alternatives.

Generally vote for the private placement issuance if it is expected that the company will file for bankruptcy if the transaction is not approved or the company’s auditor/management has indicated that the company has going concern issues.

Background: The TSX requires shareholder approval for private placements:

•

For an aggregate number of listed securities issuable greater than 25 percent of the number of securities of the issuer which are listed and outstanding, on a non-diluted basis, prior to the date of closing of the transaction if the price per security is less than the market price; or

•

That during any six-month period are placed with insiders for listed securities or options, rights or other entitlements to listed securities greater than 10 percent of the number of the issuer’s listed and outstanding securities, on a non-diluted basis, prior to the date of closing of the first private placement to an insider during the six-month period.

Allowable discounts for private placements not requiring shareholder approval are as follows:

Market Price	Maximum Discount
$0.50 or less	25%
$0.51 to $2.00	20%
Above $2.00	15%

The TSX will allow the price per listed security for a particular transaction to be less than that specified above provided that the listed issuer has received the approval of non-interested shareholders.

In instances where a company will file for bankruptcy if the transaction is not approved or where a company has going concern issues, the urgent need for financing will generally override the other criteria under examination. In instances where the transaction is required for other financing purposes, the other criteria will be examined on a case-by-case basis.

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Blank Cheque Preferred Stock

General Recommendation: Vote against proposals to create unlimited blank cheque preferred shares or increase blank cheque preferred shares where:

•	The shares carry unspecified rights, restrictions, and terms; or

•	The company does not specify any specific purpose for the increase in such shares.

Generally vote for proposals to create a reasonably limited13 number of preferred shares where both of the following apply:

•	The company has stated in writing and publicly disclosed that the shares will not be used for antitakeover purposes; and

•	The voting, conversion, and other rights, restrictions, and terms of such stock where specified in the articles, are reasonable.

Dual-class Stock

General Recommendation: Vote against proposals to create a new class of common stock that will create a class of common shareholders with diminished voting rights.

The following is an exceptional set of circumstances under which ISS would generally support a dual class capital structure. Such a structure must meet all of the following criteria:

•	It is required due to foreign ownership restrictions and financing is required to be done out of country[14];

•	It is not designed to preserve the voting power of an insider or significant shareholder;

•	The subordinate class may elect some board nominees;

•	There is a sunset provision; and

•	There is a coattail provision that places a prohibition on any change in control transaction without approval of the subordinate class shareholders.

Escrow Agreements

General Recommendation: Vote against an amendment to an existing escrow agreement where the company is proposing to delete all performance-based release requirements in favour of time-driven release requirements.

Background: On going public, certain insiders of smaller issuers must place a portion of their shares in escrow. The primary objective of holding shares in escrow is to ensure that the key principals of a company continue their interest and involvement in the company for a reasonable period after public listing.

[13]

Institutional investors have indicated low tolerance for dilutive preferred share issuances. Therefore, if the authorized preferred shares may be assigned conversion rights or voting rights when issued, the authorization should be limited to no more than 20 percent of the outstanding common shares as of record date. If the preferred share authorization proposal prohibits the assignment of conversion, voting or any other right attached which could dilute or negatively impact the common shares or the rights of common shareholders when such preferred shares are issued, a maximum authorization limit of 50 percent of the outstanding common shares as of record date may be supported taking into account the stated purpose for the authorization and other details of the proposal.

[14]	The company has disclosed that it has requested to have its shares listed for trading on a non-Canadian stock exchange.

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5.	Compensation

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

Maintain appropriate pay-for-performance alignment with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors: the linkage between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

Avoid arrangements that risk “pay for failure”: This principle addresses the use and appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Evaluate executive pay and practices, as well as certain aspects of outside director compensation on a case-by-case basis.

Advisory Vote on Executive Compensation (Say-on-Pay) Management Proposals

General Recommendation: Vote case-by-case on management proposals for an advisory shareholder vote on executive compensation (Management Say-on-Pay proposals or MSOPs).

Vote against MSOP proposals, withhold for compensation committee members (or, in rare cases where the full board is deemed responsible, all directors including the CEO), and/or against an equity-based incentive plan proposal if:

•	There is a significant misalignment between CEO pay and company performance (pay for performance);

•	The company maintains significant problematic pay practices; or

•	The board exhibits a significant level of poor communication and responsiveness to shareholders.

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Primary Evaluation Factors for Executive Pay

Pay for Performance:

•

Rationale for determining compensation (e.g., why certain elements and pay targets are used, how they are used in relation to the company’s business strategy, and specific incentive plan goals, especially retrospective goals) and linkage of compensation to long-term performance;

•	Evaluation of peer group benchmarking used to set target pay or award opportunities;

•	Analysis of company performance and executive pay trends over time, taking into account ISS’ Pay for Performance policy;

•	Mix of fixed versus variable and performance versus non-performance-based pay.

Pay Practices:

•

Assessment of compensation components included in the Problematic Pay Practices policy such as: perks, severance packages, employee loans, supplemental executive pension plans, internal pay disparity, and equity plan practices (including option backdating, repricing, option exchanges, or cancellations/surrenders and re- grants, etc.);

•	Existence of measures that discourage excessive risk taking which include but are not limited to: clawbacks, holdbacks, stock ownership requirements, deferred compensation practices, etc.

Board Communications and Responsiveness:

•

Clarity of disclosure (e.g., whether the company’s Form 51-102F6 disclosure provides timely, accurate, complete and clear information about compensation practices in both tabular format and narrative discussion);

•

Assessment of board’s responsiveness to investor concerns on compensation issues (e.g., whether the company engaged with shareholders and/or responded to majority-supported shareholder proposals relating to executive pay).

Voting Alternatives

In general, the MSOP is the primary focus of voting on executive pay practices; dissatisfaction with compensation practices can be expressed by voting against an MSOP rather than withholding or voting against the compensation committee. If, however, there is no MSOP on the ballot, then the negative vote will apply to members of the compensation committee. In addition, in egregious cases or if the board fails to respond to concerns raised by a prior MSOP proposal, vote withhold or against compensation committee members (or, if the full board is deemed accountable, all directors). If the negative factors involve equity-based compensation, then vote against an equity-based plan proposal presented for shareholder approval.

Pay for Performance Evaluation

This policy will be applied at all S&P/TSX Composite Index Companies and for all MSOP resolutions.

On a case-by-case basis, ISS will evaluate the alignment of the CEO’s total compensation with company performance over time, focusing particularly on companies that have underperformed their peers over a sustained period. From a shareholder’s perspective, performance is predominantly gauged by the company’s share price performance over time. Even when financial or operational measures are used as the basis for incentive awards, the achievement related to these measures should ultimately translate into superior shareholder returns in the long term.

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General Recommendation: Vote against MSOP proposals and/or vote withhold for compensation committee members (or, in rare cases where the full board is deemed responsible, all directors including the CEO) and/or against an equity-based incentive plan proposal if:

•	There is significant long-term misalignment between CEO pay and company performance.

The determination of long-term pay for performance alignment is a two-step process: step one is a quantitative screen, which includes a relative and absolute analysis on pay for performance, and step two is a qualitative assessment of the CEO’s pay and company performance. A pay for performance disconnect will be determined as follows:

Step I: Quantitative Screen

Relative:

•

The Relative Degree of Alignment (RDA) is the difference between the company’s annualized TSR rank and the CEO’s annualized total pay rank within a peer group[15], each measured over a three-year period or less if pay or performance data is unavailable for the full three years;

•	The Financial Performance Assessment (FPA) is the ranking of CEO total pay and company financial performance within a peer group, each measured over a three-year period;

•	Multiple of Median (MOM) is the total compensation in the last reported fiscal year relative to the median compensation of the peer group; and

Absolute:

•

The CEO Pay-to-TSR Alignment (PTA) over the prior five fiscal years, i.e., the difference between absolute pay changes and absolute TSR changes during the prior five-year period (or less as company disclosure permits).

Step II: Qualitative Analysis

Companies identified by the methodology as having potential P4P misalignment will receive a qualitative assessment to determine the ultimate recommendation, considering a range of case-by-case factors which may include:

•	The ratio of performance- to time-based equity grants and the overall mix of performance-based compensation relative to total compensation (considering whether the ratio is more than 50 percent);

[15]	The peer group is generally comprised of 11-24 companies using following criteria:

The GICS industry classification of the subject company;

The GICS industry classification of the company’s disclosed pay benchmarking peers;

•

Size constraints for revenue between 0.25X and 4X the subject company’s size (or assets for certain financial companies) and market value utilizing four market cap “buckets” (micro, small, mid and large);

•	The following order is used for GICS industry group peer selection (8-digit, 6-digit, 4-digit, or 2-digit) while pushing the subject company’s size closer to the median of the peer group.

•	Please refer to ISS’ Canadian Compensation FAQ for further details.

In exceptional cases, peer groups may be determined on a customized basis.

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standard time-vested stock options and restricted shares are not considered to be performance-based for this consideration;

•

The quality of disclosure and appropriateness of the performance measure(s) and goal(s) utilized, so that shareholders can assess the rigor of the performance program. The use of non-GAAP financial metrics also makes it challenging for shareholders to ascertain the rigor of the program as shareholders often cannot tell the type of adjustments being made and if the adjustments were made consistently. Complete and transparent disclosure helps shareholders to better understand the company’s pay for performance linkage;

•	The trend in other financial metrics, such as growth in revenue, earnings, return measures such as ROE, ROA, ROIC, etc.;

•	The use of discretionary out-of-plan payments or awards and the rationale provided as well as frequency of such payments or awards;

•	The trend considering prior years’ P4P concern;

•	Extraordinary situation due to a new CEO in the last reported FY;[16] and

•	Any other factors deemed relevant.

Background: The two-part methodology is a combination of quantitative and qualitative factors that more effectively drive a case-by-case evaluation. Please refer to the latest version of the Canadian Executive Compensation FAQ for a more detailed discussion of ISS’ quantitative pay-for-performance screen and peer group construction methodology.

Problematic Pay Practices

General Recommendation: Vote against MSOP resolutions and/or vote withhold for compensation committee members if the company has significant problematic compensation practices. Generally vote against equity plans if the plan is a vehicle for problematic compensation practices.

Generally vote based on the preponderance of problematic elements; however, certain adverse practices may warrant withhold or against votes on a stand-alone basis in particularly egregious cases. The following practices, while not an exhaustive list, are examples of problematic compensation practices that may warrant an against or withhold vote:

Poor disclosure practices:

•

General omission of timely information necessary to understand the rationale for compensation setting process and outcomes, or omission of material contracts, agreements or shareholder disclosure documents;

New CEO with overly generous new hire package:

•	Excessive “make whole” provisions;

•	Any of the problematic pay practices listed in this policy;

Egregious employment contracts:

•	Contracts containing multiyear guarantees for salary increases, bonuses, or equity compensation;

[16]

Note that the longer-term emphasis of the methodology alleviates concern about impact of CEO turnover. Thus, except in extenuating circumstances, a “new” CEO will not exempt the company from consideration under the methodology since the compensation committee is also accountable when a company is compelled to significantly “overpay” for new leadership due to prior poor performance.

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Employee Loans:

•	Interest free or low interest loans extended by the company to employees for the purpose of exercising options or acquiring equity to meet holding requirements or as compensation;

Excessive severance and/or change-in-control provisions:

•	Inclusion of excessive change-in-control or severance payments, especially those with a multiple in excess of 2X cash pay (salary + bonus);

•	Severance paid for a “performance termination” (i.e., due to the executive’s failure to perform job functions at the appropriate level);

•

Employment or severance agreements that provide for modified single triggers, under which an executive may voluntarily leave following a change in control without cause and still receive the severance package;

•	Perquisites for former executives such as car allowance, personal use of corporate aircraft, or other inappropriate arrangements;

•	Change-in-control payouts without loss of job or substantial diminution of job duties (single-triggered);

Abnormally large bonus payouts without justifiable performance linkage or proper disclosure:

•	Performance metrics that are changed, canceled, or replaced during the performance period without adequate explanation of the action and the link to performance;

Egregious pension/SERP (supplemental executive retirement plan) payouts:

•	Inclusion of performance-based equity awards in the pension calculation;

•	Inclusion of target (unearned) or excessive bonus amounts in the pension calculation;

•	Addition of extra years of service credited without compelling rationale;

•	No absolute limit on SERP annual pension benefits (any limit should be expressed as a dollar value);

•	No reduction in benefits on a pro-rata basis in the case of early retirement;

Excessive perks:

•

Overly generous cost and/or reimbursement of taxes for personal use of corporate aircraft, personal security systems maintenance and/or installation, car allowances, and/or other excessive arrangements relative to base salary;

Payment of dividends on performance awards:

•	Performance award grants for which dividends are paid during the period before the performance criteria or goals have been achieved, and therefore not yet earned;

Problematic option granting practices:

•	Backdating options (i.e. retroactively setting a stock option’s exercise price lower than the prevailing market value at the grant date);

•	Springloading options (i.e. timing the grant of options to effectively guarantee an increase in share price shortly after the grant date);

•	Cancellation and subsequent re-grant of options;

Internal Pay Disparity:

•	Excessive differential between CEO total pay and that of next highest-paid named executive officer (NEO);

Absence of pay practices that discourage excessive risk taking:

•	These provisions include but are not limited to: clawbacks, holdbacks, stock ownership requirements, deferred bonus and equity award compensation practices, etc.;

•

Financial institutions will be expected to have adopted or at least addressed the provisions listed above in accordance with the Financial Stability Board’s (FSB) Compensation Practices and standards for financial companies;

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Other excessive compensation payouts or problematic pay practices at the company.

Background: Shareholders are not generally permitted to vote on provisions such as change-in-control provisions or the ability of an issuer to extend loans to employees to exercise stock options, for example, when reviewing equity-based compensation plan proposals. Nor do shareholders in Canada have the ability to approve employment agreements, severance agreements, or pensions; however, these types of provisions, agreements, and contractual obligations continue to raise shareholder concerns. Therefore, ISS will review disclosure related to the various components of executive compensation and may recommend withholding from the compensation committee or against an equity plan proposal if compensation practices are unacceptable from a corporate governance perspective.

Board Communications and Responsiveness

General Recommendation: Consider the following on a case-by-case basis when evaluating ballot items related to executive pay:

•

Poor disclosure practices, including: insufficient disclosure to explain the pay setting process for the CEO and how CEO pay is linked to company performance and shareholder return; lack of disclosure of performance metrics and their impact on incentive payouts; no disclosure of rationale related to the use of board discretion when compensation is increased or performance criteria or metrics are changed resulting in greater amounts paid than that supported by previously established goals.

•	Board’s responsiveness to investor input and engagement on compensation issues, including:

•	Failure to respond to majority-supported shareholder proposals on executive pay topics;

•	Failure to respond to the company’s previous say-on-pay proposal that received support of less than 80 percent of the votes cast taking into account the ownership structure of the company.

Examples of board response include but are not limited to: disclosure of engagement efforts regarding the issues that contributed to the low level of support, specific actions taken to address the issues that contributed to the low level of support, and more rationale on pay practices.

Externally-Managed Issuers (EMIs)

General Recommendation: Vote case-by-case on say-on-pay resolutions where provided, or on individual directors, committee members, or the entire board as appropriate, when an issuer is externally-managed and has provided minimal or no disclosure about their management services agreements and how senior management is compensated. Factors taken into consideration may include but are not limited to:

•	The size and scope of the management services agreement;

•	Executive compensation in comparison to issuer peers and/or similarly structured issuers;

•	Overall performance;

•	Related party transactions;

•	Board and committee independence;

•	Conflicts of interest and process for managing conflicts effectively;

•	Disclosure and independence of the decision-making process involved in the selection of the management services provider;

•	Risk mitigating factors included within the management services agreement such as fee recoupment mechanisms;

•	Historical compensation concerns;

•	Executives’ responsibilities; and

•	Other factors that may reasonably be deemed appropriate to assess an externally-managed issuer’s governance framework.

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Background: Externally-managed issuers (EMIs) typically pay fees to outside firms in exchange for management services. In most cases, some or all of the EMI’s executives are directly employed and compensated by the external management firm.

EMIs typically do not disclose details of the management agreement in their proxy statements and only provide disclosure on the aggregate amount of fees paid to the manager, with minimal or incomplete compensation information.

Say-on-pay resolutions are voluntarily adopted in Canada. Additionally, all non-controlled TSX-listed issuers are required to adopt majority voting director resignation policies which could result in a director being required to resign from a board if he or she receives more ‘withhold’ than ‘for’ votes at the shareholders’ meeting. Some investor respondents to ISS’ 2015-16 ISS Global Policy Survey indicated that in cases where an externally managed company does not have a say-on-pay proposal (i.e., ‘withhold’ votes may be recommended for individual directors), factors other than disclosure should be considered, such as performance, compensation and expenses paid in relation to peers, board and committee independence, conflicts of interest, and pay-related issues. Policy outreach sessions conducted with Canadian institutional investors resulted in identical feedback.

Equity-Based Compensation Plans

General Recommendation: Vote case-by-case on equity-based compensation plans using an “equity plan scorecard” (EPSC) approach. Under this approach, certain features and practices related to the plan17 are assessed in combination, with positively-assessed factors potentially counterbalancing negatively-assessed factors and vice-versa. Factors are grouped into three pillars:

•

Plan Cost: The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:

•	SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and

•	SVT based only on new shares requested plus shares remaining for future grants.

•	Plan Features:

•	Detailed disclosure regarding the treatment of outstanding awards under a change in control (CIC)

•	No financial assistance to plan participants for the exercise or settlement of awards;

•	Public disclosure of the full text of the plan document; and

•	Reasonable share dilution from equity plans relative to market best practices.

•	Grant Practices:

•	Reasonable three-year average burn rate relative to market best practices;

•	Meaningful time vesting requirements for the CEO’s most recent equity grants (three-year lookback);

•	The issuance of performance-based equity to the CEO;

•	A clawback provision applicable to equity awards; and

•	Post-exercise or post-settlement share-holding requirements (S&P/TSX Composite Index only).

Generally vote against the plan proposal if the combination of above factors, as determined by an overall score, indicates that the plan is not in shareholders’ best interests.

[17]	In cases where certain historic grant data are unavailable (e.g. following an IPO or emergence from bankruptcy), Special Cases models will be applied which omit factors requiring these data.

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Overriding Negative Factors: In addition, vote against the plan if any of the following unacceptable factors have been identified:

•	Discretionary or insufficiently limited non-employee director participation;

•	An amendment provision which fails to adequately restrict the company’s ability to amend the plan without shareholder approval;

•	A history of repricing stock options without shareholder approval (three-year look-back);

•	The plan is a vehicle for problematic pay practices or a significant pay-for-performance disconnect under certain circumstances; or

•	Any other plan features that are determined to have a significant negative impact on shareholder interests.

Background: As issues around cost transparency and best practices in equity-based compensation have evolved in recent years, ISS’ Equity Plan Scorecard approach provides for a more nuanced consideration of equity plan proposals.

Feedback obtained through ongoing consultation with institutional investors indicates strong support for the scorecard approach, which incorporates the following key goals:

1.	Consider a range of factors, both positive and negative, in determining vote recommendations;

2.

Select factors based on institutional investors’ concerns and preferences and on best practices within the Canadian market established through regulation, disclosure requirements, and best practice principles;

3.	Establish factor thresholds and weightings which are cognizant of the Canadian governance landscape (separate scorecards for the S&P/TSX Composite Index and the broader TSX);

4.	Ensure that key concerns addressed by policy continue to hold paramount importance (institution of overriding negative factors).

The EPSC policy for equity plan proposals provides a full-spectrum overview of plan cost, plan features, and historic grant practices. This allows shareholders greater insight into rising governance concerns, such as the implementation of risk-mitigating mechanisms, the strength of vesting provisions, and the use of performance-based equity, while also providing added assessments of longstanding concerns relating to equity plans such as burn rate and dilution. By assessing these factors in combination, the EPSC is designed to facilitate a more holistic approach to reviewing these plans. Plans will, however, continue to be subject to the scrutiny of overriding negative factors reflecting ISS’ current policies regarding problematic non-employee director participation, insufficient plan amendment provisions, repricing without shareholder approval, and other egregious practices.

More information about the policy and weightings can be found in ISS’ Canada Equity Plan Scorecard FAQ.

Plan Cost

General Recommendation: Vote against equity plans if the cost is unreasonable.

Shareholder Value Transfer (SVT)

The cost of equity plans is expressed as Shareholder Value Transfer (SVT), which is measured using a binomial option pricing model that assesses the amount of shareholders’ equity flowing out of the company to employees and directors. SVT is expressed as both a dollar amount and as a percentage of market value, and includes the new shares proposed, shares available under existing plans, and shares granted but unexercised (using two measures, in the case of plans subject to the Equity Plan Scorecard evaluation, as noted above). All award types are valued. For omnibus plans, unless limitations are placed on the most expensive types of awards (for example, full value awards), the assumption is made that all awards to be granted will be the most expensive types.

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SVT is assessed relative to a company-specific benchmark. The benchmark is determined as follows: The top quartile performers in each industry group (using the Global Industry Classification Standard: GICS) are identified. Benchmark SVT levels for each industry are established based on these top performers’ historic SVT. Regression analyses are run on each industry group to identify the variables most strongly correlated to SVT. The benchmark industry SVT level is then adjusted upwards or downwards for the specific company by plugging the company-specific performance measures, size and cash compensation into the industry cap equations to arrive at the company’s benchmark.18

Background: Section 613 of the TSX Company Manual requires shareholder approval for equity-based compensation arrangements under which securities listed on the TSX may be issued from treasury. Such approval is also required for equity-based plans that provide that awards issued may be settled either in treasury shares or cash. Cash only settled arrangements or those which are only funded by securities purchased on the secondary market are not subject to shareholder approval.

In addition, shareholder approval is also required for stock purchase plans using treasury shares where financial assistance or share matching is provided, security purchases from treasury where financial assistance is provided, and certain equity awards made outside of an equity plan.

Overriding Negative Factors

Plan Amendment Provisions

General Recommendation: Vote against the approval of proposed Amendment Procedures that do not require shareholder approval for the following types of amendments under any security-based compensation arrangement, whether or not such approval is required under current regulatory rules:

•	Any increase in the number of shares reserved for issuance under a plan or plan maximum;

•	Any reduction in exercise price or cancellation and reissue of options or other entitlements;

•	Any amendment that extends the term of options beyond the original expiry;

•

Amendments to eligible participants that may permit the introduction or reintroduction of non-employee directors on a discretionary basis or amendments that increase limits previously imposed on non-employee director participation;

•	Any amendment which would permit options granted under the Plan to be transferable or assignable other than for normal estate settlement purposes; and

•	Amendments to the plan amendment provisions.

To clarify application of the above criteria, all items will apply to all equity-based compensation arrangements under which treasury shares are reserved for grants of, for example: restricted stock, restricted share units, or deferred share units, except those items that specifically refer to option grants.

Background: In response to the rule changes affected by the TSX related to Part IV, Subsection 613 of the TSX Company Manual and Staff Notices #2004-0002, and #2006-0001 which came into effect in 2007, ISS has revised its policy with regard to Equity Compensation Plan Amendment Procedures. This policy addresses the removal by the TSX of previously established requirements for shareholder approval of certain types of amendments to Security-Based Compensation Arrangements of its listed issuers. For the purposes of the rule change, security-based compensation arrangements include: stock option plans for the benefit of employees, insiders and service providers; individual stock options granted to any of these specified parties outside of a plan; stock purchase plans where the issuer provides financial assistance or where the employee contribution is matched in whole or in part

[18]	For plans evaluated under the Equity Plan Scorecard policy, the company’s SVT benchmark is considered along with other factors.

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by an issuer funded contribution; stock appreciation rights involving the issuance of treasury shares; any other compensation or incentive mechanism involving the issuance or potential issuance of securities of the listed issuer; security purchases from treasury by an employee, insider or service provider which is financially assisted by the issuer in any manner. Issuers had until June 30, 2007, to adopt the proper Amendment Procedure in their Plans. After such date, issuers who have “general amendment” provisions in their Plans are no longer able to make any amendments to their Plans without security holder approval, including amendments considered to be of a “housekeeping” nature until they have put a shareholder approved detailed Plan Amendment Provision in place.

According to the TSX Guide to Security-Based Compensation Arrangements, the following amendments will continue to be subject to security holder approval according to TSX rules notwithstanding the amendment provisions included in the plan:

•	Any increase in the number of shares reserved for issuance under a plan or plan maximum;

•	Any reduction in exercise price of options or purchase price of other entitlements which benefits an insider;[19]

•	Any amendment that extends the term of options or other entitlements beyond the original expiry and that benefits an insider of the issuer;

•	Any amendment to remove or exceed the insider participation limits; and

•	Amendments to an amending provision within a security-based compensation arrangement.

In addition, the TSX requires that the exercise price for any stock option granted under a security-based compensation arrangement or otherwise, must not be lower than the market price of the securities at the time the option is granted.

Any proposal to increase the maximum number of shares reserved under a plan requires specific shareholder approval for the increase even if the plan includes a shareholder-approved general amendment procedure permitting increases to such maximum numbers.

Sections 613(d) and (g) set out a list of disclosure requirements in respect of materials that must be provided to security holders in meeting materials issued prior to a meeting at which the approval of any security-based compensation arrangement is requested. The disclosure requirements include annual disclosure by listed issuers in their information circular or other annual disclosure document distributed to all security holders, the terms of any security-based compensation arrangement as well as any amendments that were adopted in the most recently completed fiscal year, including whether or not security holder approval was obtained for the amendment. Staff Notice #2005-0001 goes on to clarify that such disclosure must be as of the date of the information circular containing the relevant disclosure and that issuers must update disclosure for the most recently completed fiscal year end to include grants, exercises, amendments, etc. which may occur after the fiscal year-end is completed, but prior to the filing of the information circular.

ISS has reiterated the need for shareholder approval for the amendments that currently still require shareholder approval by the TSX due to the ability of the TSX to change or eliminate these requirements at any time in future which we believe would not be in the best interests of shareholders or consistent with institutional investor proxy voting guidelines. Note however that from a corporate governance viewpoint, ISS does not support re-pricing of any outstanding options and does not limit this policy to only those options held by insiders. ISS has for many years recommended against any re-pricing of outstanding options. Our reasons are based on the original purpose of stock options as at-risk, incentive compensation that is meant to align the interests of option-holders with those of shareholders. The incentive value of stock options is diminished when the exercise price of out-of-the-money options can be adjusted downwards and is not supportable when shareholders must suffer the consequences of a downturn in share price.

[19]

Security holder approval, excluding the votes of securities held by insiders benefiting from the amendment, is required for a reduction in the exercise price, purchase price, or an extension of the term of options or similar securities held by insiders. If an issuer cancels options or similar securities held by insiders and then reissues those securities under different terms, the TSX will consider this an amendment to those securities and will require security holder approval, unless the re-grant occurs at least 3 months after the related cancellation.

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Discretionary participation by non-employee directors in equity compensation plans is unacceptable from a corporate governance and accountability viewpoint because administrators of the plan should not have the unrestricted ability to issue awards to themselves. Directors who are able to grant themselves equity awards without limit could find their independence compromised. Therefore, the inclusion of non-employee directors in management equity-based compensation plans, must at a minimum be subject to shareholder-approved limits. Issuer discretion to change eligible participants may result in discretionary director participation. For clarification purposes, in keeping with ISS’ policy regarding acceptable limits on non-employee director participation, if directors are included in an employee equity compensation plan according to a shareholder approved limit, then any amendment that would remove or increase such limit should be approved by shareholders.

The ability of plan participants to assign options by means of Option Transfer Programs or any other similar program which results in option holders receiving value for underwater options when shareholders must suffer the consequences of declining share prices does not align the interests of option holders with those of shareholders and removes the intended incentive to increase share price which was originally approved by shareholders.

Non-Employee Director (NED) Participation

Discretionary Participation

General Recommendation: Vote against a management equity compensation plan that permits discretionary NED participation.

Limited Participation

General Recommendation: Vote against an equity compensation plan proposal where:

•	The NED aggregate share reserve under the plan exceeds 1 percent of the outstanding common shares; or

•	The equity plan document does not specify an annual individual NED grant limit with a maximum value of (i) $100,000 worth of stock options, or (ii) $150,000 worth of shares.

The maximum annual individual NED limit should not exceed $150,000 across all equity compensation plans in aggregate, of which no more than $100,000 of value may comprise stock options. For further details, please refer to the ISS Canadian Executive Compensation FAQ.

Background: Due to the continuing use of options in compensation plans in Canada, ISS has not opposed the use of options for outside directors per se but has tried to address potential governance concerns by ensuring a reasonable limit on grants to independent NEDs who are charged with overseeing not only a company’s compensation scheme but also corporate governance and long-term sustainability. With regard to full value award plans, the directors who administer the plans should not participate in those same plans on a discretionary or excessive basis.

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Repricing Options

Repricing History

General Recommendation: Vote against an equity-based compensation plan proposal if the plan expressly permits the repricing of options without shareholder approval and the company has repriced options within the past three years.

Other Compensation Proposals

Individual Grants

General Recommendation: Vote against individual equity grants to NEDs in the following circumstances:

•	In conjunction with an equity compensation plan that is on the agenda at the shareholder meeting if voting against the underlying equity compensation plan; and

•	Outside of an equity compensation plan if the director’s annual grant would exceed the above individual director limit.

Shares taken in lieu of cash fees and a one-time initial equity grant upon a director joining the board will not be included in the maximum award limit.

Background: To address investor concerns related to discretionary or unreasonable NED participation in management equity compensation plans, ISS established an acceptable limit on grants to such directors who are not only charged with the administration of a company’s compensation program but are also responsible and accountable for the company’s overall corporate governance and long-term sustainability. The established acceptable range for aggregate NED option grants is 0.25 percent to 1 percent of the outstanding shares. Within that range an individual annual director limit was established based on market practice.

Canadian institutional investors do not generally support stock options as an appropriate form of equity compensation for NEDs, and, at a minimum, require that option grants to NEDs be substantially restricted. ISS has maintained the previously established maximum limit on stock option grants to NEDs of $100,000 per director per year. However, based on current market practice, an updated annual individual NED share-based (non-option) award limit of $150,000 may be reasonable taking into consideration the increased demands on directors.

Please refer to the latest version of the ISS Canadian Equity Plan Scorecard FAQ for further details and discussion related to the NED limit policy.

Repricing Proposals

General Recommendation: Vote against proposals to reprice outstanding options. The following and any other adjustments that can be reasonably considered repricing will generally not be supported:

•	reduction in exercise price or purchase price;

•	extension of term for outstanding options, cancellation and reissuance of options; and

•	substitution of options with other awards or cash.

Background: Security Based Compensation Arrangements § 613(i) of the TSX Company Manual requires security holder approval (excluding the votes of securities held directly or indirectly by insiders benefiting from the amendment) for a reduction in the exercise price or purchase price or an extension of the term of an award under a security-based compensation arrangement benefiting an insider of the issuer notwithstanding that the compensation plan may have been approved by security holders.

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Canadian institutional investors have long opposed option repricing. Market deterioration is not an acceptable reason for companies to reprice stock options.

Although not required by TSX rules, ISS believes that any proposal to reduce the price of outstanding options, including those held by non-insiders, should be approved by shareholders before being implemented (see discussion under Plan Amendment Provisions).

The extension of option terms is also unacceptable. Options are not meant to be a no-risk proposition and may lose their incentive value if the term can be extended when the share price dips below the exercise price. Shareholders approve option grants on the basis that recipients have a finite period during which to increase shareholder value, typically five to ten years. As a company would not shorten the term of an option to rein in compensation during, for example, a commodities bull market run, it is not expected to extend the term during a market downturn when shareholders suffer a decrease in share value.

Employee Stock Purchase Plans (ESPPs, ESOPs)

General Recommendation: Vote for broadly based (preferably all employees of the company with the exclusion of individuals with 5 percent or more beneficial ownership of the company) employee stock purchase plans where the following apply:

•	Reasonable limit on employee contribution (may be expressed as a fixed dollar amount or as a percentage of base salary excluding bonus, commissions and special compensation);

•

Employer contribution of up to 25 percent of employee contribution and no purchase price discount or employer contribution of more than 25 percent of employee contribution and SVT cost of the company’s equity plans is within the allowable cap for the company;

•	Purchase price is at least 80 percent of fair market value with no employer contribution;

•	Potential dilution together with all other equity-based plans is 10 percent of outstanding common shares or less; and

•	The Plan Amendment Provision requires shareholder approval for amendments to:

•	The number of shares reserved for the plan;

•	The allowable purchase price discount;

•	The employer matching contribution amount.

Treasury funded ESPPs, as well as market purchase funded ESPPs requesting shareholder approval, will be considered to be incentive-based compensation if the employer match is greater than 25 percent of the employee contribution. In this case, the plan will be run through the ISS compensation model to assess the Shareholder Value Transfer (SVT) cost of the plan together with the company’s other equity-based compensation plans.

Eligibility and administration are also key factors in determining the acceptability of an ESPP/ESOP plan.

Management Deferred Share Unit (DSU) Plans

General Recommendation: Vote for deferred compensation plans if:

•	SVT cost of the plan does not exceed the company’s allowable cap;

•	If the SVT cost cannot be calculated, potential dilution together with all other equity-based compensation is 10 percent of the outstanding common shares or less;

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•

NED participation is acceptably limited or the plan explicitly states that NEDs may only receive DSUs in lieu of cash in a value for value exchange (please refer to Overriding Negative Factors/NED Participation above);

•	The plan amendment provisions require shareholder approval for any amendment to:

•	Increase the number of shares reserved for issuance under the plan;

•

Change the eligible participants that may permit the introduction or reintroduction of non-employee directors on a discretionary basis or amendments that increase limits previously imposed on NED participation;

•	Amend the plan amendment provisions.

Background: Deferred compensation plans generally encourage share ownership in the company. These types of deferred compensation arrangements are usually designed to compensate executives and outside directors by granting share awards that are held for a period of time before payment or settlement thus aligning their interests with the long-term interests of shareholders, and by allowing them the opportunity to take all or a portion of their cash compensation in the form of deferred units.

Director Compensation

Non-Employee Director (NED) Deferred Share Unit (DSU) Plans

General Recommendation: Vote for a NED deferred compensation plan if DSUs may ONLY be granted in lieu of cash fees on a value for value basis (no discretionary or other grants are permitted).

General Recommendation: Vote for NED deferred compensation plans that permit discretionary grants (not ONLY in lieu of cash fees) if:

•

Potential dilution together with all other equity-based compensation is 10 percent of the outstanding common shares or less; or if the plan includes a company matching or top-up provision, the SVT cost of the plan does not exceed the company’s allowable cap;

•	NED participation is acceptably limited (please refer to Overriding Negative Factors/NED Participation above);

•	The plan amendment provisions require shareholder approval for any amendment to:

•	Increase the number of shares reserved for issuance under the plan;

•

Change the eligible participants that may permit the introduction or reintroduction of non-employee directors on a discretionary basis or amendments that increase limits previously imposed on NED participation;

•	Amend the plan amendment provisions.

In addition, ISS will consider other elements to assess whether a DSU plan is deemed to be overall beneficial to shareholders’ interests when determining vote recommendations. Other elements of director compensation evaluated in conjunction with DSU plan proposals may include but are not limited to:

•	Director stock ownership guidelines of a minimum of three times annual cash retainer;

•	Vesting schedule or mandatory deferral period which requires that shares in payment of deferred units may not be paid out until the end of board service;

•	The mix of remuneration between cash and equity; and

•	Other forms of equity-based compensation, i.e. stock options, restricted stock.

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Problematic Director Compensation Practices

General Recommendation: On a case-by-case basis, generally vote withhold for members of the committee responsible for director compensation (or, where no such committee has been identified, the board chair or full board) where director compensation practices which pose a risk of compromising a non-employee director’s independence or which otherwise appear problematic from the perspective of shareholders have been identified, including:

•

Excessive (relative to standard market practice) inducement grants issued upon the appointment or election of a new director to the board (consideration will be given to the form in which the compensation has been issued and the board’s rationale for the inducement grant);

•	Performance-based equity grants to non-employee directors which could pose a risk of aligning directors’ interests away from those of shareholders and toward those of management; and

•	Other significant problematic practices relating to director compensation.

Background: The issuance of excessive inducement grants to non-employee directors can create problematic incentives which may compromise an otherwise independent director’s judgement or foster divergent incentives between those directors who have recently received such awards and those who have not. Similarly, the issuance of performance-based equity awards (e.g. performance share units or PSUs) to non-employee directors may increase the risk of misaligning directors’ interests away from the interests of shareholders and align them more with those of management.

Shareholder Proposals on Compensation

General Recommendation: Vote on a case-by-case basis for shareholder proposals targeting executive and director pay, taking into account:

•	The target company’s performance, absolute and relative pay levels as well as the wording of the proposal itself.

Vote for shareholder proposals requesting that the exercise of some, but not all stock options be tied to the achievement of performance hurdles.

Shareholder Advisory Vote Proposals

General Recommendation: Vote for shareholder proposals requesting the adoption of a non-binding advisory shareholder vote to ratify the report of the compensation committee.

Vote against shareholder proposals requesting a binding vote on executive or director compensation as being overly prescriptive and which may lead to shareholder micro-management of compensation issues that are more appropriately within the purview of the compensation committee of the board of directors.

Background: Based on the experience of other global markets where advisory votes are permitted, the consensus view is that advisory votes serve as a catalyst for dialogue between investors and public issuers on questionable or contentious compensation practices and can lead to a higher level of board accountability, a stronger link between pay and performance, significantly improved disclosure, and in some cases a noticed deceleration in the rate of increase in executive compensation overall.

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Supplemental Executive Retirement Plan (SERP) Proposals

General Recommendation: Vote against shareholder proposals requesting the exclusion of bonus amounts and extra service credits to determine SERP payouts, unless the company’s SERP disclosure includes the following problematic pay practices:

•	Inclusion of equity-based compensation in the pension calculation;

•	Inclusion of excessive bonus amounts in the pension calculation;

•	Addition of extra years’ service credited in other than exceptional circumstances and without compelling rationale;

•	No absolute limit on SERP annual pension benefits (ideally expressed in dollar terms);

•	No reduction in benefits on a pro-rata basis in the case of early retirement.

In addition, consideration will also be given to the extent to which executive compensation is performance driven and “at risk,” as well as whether bonus payouts can exceed 100 percent of base salary.

Background: The inclusion of incentive compensation amounts along with base pay as the basis for calculating supplemental pension benefits is generally viewed as an unacceptable market practice. Proposals that aim to limit excessive pension payments for executives are laudable. The inclusion of variable compensation or other enhancements under SERP provisions can significantly drive up the cost of such plans, a cost that is ultimately absorbed by the company and its shareholders.

Investor pressure to structure executive compensation so that the majority is “at risk” has driven down base salary and therefore it may be reasonable in certain cases to include short-term cash bonus amounts in the SERP calculation. Therefore, ISS will assess limits imposed on extra service credits and the overall mix of guaranteed (salary) and at risk (performance driven incentive compensation) executive compensation, as well as the size of potential cash bonus amounts, when determining vote recommendations on SERP shareholder proposals asking for elimination of these elements in SERP calculations. Given the conservative general market practice in this regard, support for such proposals should be limited to those companies that exceed standard market practice thus qualifying as problematic pay practices as outlined above.

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6. Social/Environmental Issues

Global Approach – E&S Shareholder Proposals

ISS applies a common approach globally to evaluating social and environmental proposals which cover a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short or long term.

General Recommendation: Generally vote case-by-case, examining primarily whether implementation of the proposal is likely to enhance or protect shareholder value. The following factors will be considered:

•	If the issues presented in the proposal are being appropriately or effectively dealt with through legislation or government regulation;

•	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

•	Whether the proposal’s request is unduly burdensome (scope or timeframe) or overly prescriptive;

•	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

•	Whether there are significant controversies, fines, penalties, or litigation associated with the company’s practices related to the issue(s) raised in the proposal;

•

If the proposal requests increased disclosure or greater transparency, whether reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

•

If the proposal requests increased disclosure or greater transparency, whether implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Say on Climate (SoC) Management Proposals

General Recommendation: Vote case-by-case on management proposals that request shareholders to approve the company’s climate transition action plan20, taking into account the completeness and rigor of the plan. Information that will be considered where available includes the following:

•	The extent to which the company’s climate related disclosures are in line with TCFD recommendations and meet other market standards;

•	Disclosure of its operational and supply chain GHG emissions (Scopes 1, 2, and 3);

•	The completeness and rigor of company’s short-, medium-, and long-term targets for reducing operational and supply chain GHG emissions (Scopes 1, 2, and 3 if relevant);

•	Whether the company has sought and approved third-party approval that its targets are science-based;

•	Whether the company has made a commitment to be “net zero” for operational and supply chain emissions (Scopes 1, 2, and 3) by 2050;

•	Whether the company discloses a commitment to report on the implementation of its plan in subsequent years;

•	Whether the company’s climate data has received third-party assurance;

[20]	Variations of this request also include climate transition related ambitions, or commitment to reporting on the implementation of a climate plan.

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•	Disclosure of how the company’s lobbying activities and its capital expenditures align with company strategy;

•	Whether there are specific industry decarbonization challenges; and

•	The company’s related commitment, disclosure, and performance compared to its industry peers.

Say on Climate (SoC) Shareholder Proposals

General Recommendation: Vote case-by-case on shareholder proposals that request the company to disclose a report providing its GHG emissions levels and reduction targets and/or its upcoming/approved climate transition action plan and provide shareholders the opportunity to express approval or disapproval of its GHG emissions reduction plan, taking into account information such as the following:

•	The completeness and rigor of the company’s climate-related disclosure;

•	The company’s actual GHG emissions performance;

•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to its GHG emissions; and

•	Whether the proposal’s request is unduly burdensome (scope or timeframe) or overly prescriptive.

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CA NA DA Proxy Voting Guidelines for Venture-Listed Companies Benchmark Policy Recommendations Effective for Meetings on or after February 1, 2023 Published December 13, 2022 W W W . I S S G O V E R N A NC E. C OM

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COVERAGE

The Canadian research team provides proxy analyses and voting recommendations for common shareholder meetings of publicly - traded Canadian-incorporated companies that are held in our institutional investor clients’ portfolios. These Venture policy guidelines apply to companies listed on TSXV, NEX and CSE. ISS reviews its universe of coverage on an annual basis, and the coverage is subject to change based on client need and industry trends.

U.S. Domestic Issuers - which have a majority of outstanding shares held in the U.S. and meet other criteria, as determined by the SEC, and are subject to the same disclosure and listing standards as U.S. incorporated companies - are generally covered under standard U.S. policy guidelines. U.S. Foreign Private Issuers that are incorporated in Canada and that do not file DEF14A reports and do not meet the SEC Domestic Issuer criteria are covered under Canadian policy.

In all cases - including with respect to other companies with cross-market features that may lead to ballot items related to multiple markets - items that are on the ballot solely due to the requirements of another market (listing, incorporation, or national code) may be evaluated under the policy of the relevant market, regardless of the “assigned” market coverage.

1.	Routine/Miscellaneous

Audit-Related

Financial Statements/Director and Auditor Reports

Companies are required under their respective Business Corporations Acts (BCAs) to submit their financial statements and the auditor’s report, which is included in the company’s annual report, to shareholders at every Annual General Meeting (AGM). This routine item is almost always non-voting.

Ratification of Auditors

General Recommendation: Vote for proposals to ratify auditors, unless the following applies:

•	Non-audit related fees paid to the auditor > audit fees + audit related fees + tax compliance/preparation fees.

Background: National Instrument 52-110 - Audit Committees defines “audit services” to include the professional services rendered by the issuer’s external auditor for the audit and review of the issuer’s financial statements or services that are normally provided by the external auditor in connection with statutory and regulatory filings or engagements.

ISS recognizes that certain tax-related services, e.g. tax compliance and preparation, are most economically provided by the audit firm. Tax compliance and preparation include the preparation of original and amended tax returns, refund claims, and tax payment planning. However, other services in the tax category, e.g. tax advice, planning, or consulting fall more into a consulting category. Therefore, these fees are separated from the tax compliance/preparation category and are added to the Non-audit (Other) fees for the purpose of determining whether excessive non-audit related fees have been paid to the external audit firm in the most recent year.

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In circumstances where “Other” fees include fees related to significant one-time capital restructure events, such as initial public offerings, emergence from bankruptcy, and spinoffs, and the company makes public disclosure of the amount and nature of those fees which are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining whether non-audit fees are excessive.

In all Canadian jurisdictions, in conjunction with National Instrument 52-110 - Audit Committees, Form 52-110F2 - Disclosure for Venture Issuers requires that Venture companies disclose:

•	The text of the audit committee’s charter;

•	The name of each audit committee member and state whether or not that member is (i) independent and (ii) financially literate;

•	Each audit committee member’s relevant education and experience to the performance of their duties as an audit committee member;

•	Any instances during the most recent financial year where a recommendation of the audit committee to compensate or nominate an external auditor was not adopted by the board of directors and why;

•	A description of any policies or procedures adopted by the audit committee for the engagement of non-audit services;

•	All fees paid to the external audit firm, broken down by category as (i) Audit Fees, (ii) Audit-Related Fees, (iii) Tax Fees, or (iv) Other Fees.

If a Venture issuer does not solicit proxies from security holders, then the required disclosure must appear in its Annual Information Form or annual MD&A.

Other Business

General Recommendation: Vote against all proposals on proxy ballots seeking approval for unspecified “other business” that may be conducted at the shareholder meeting as shareholders cannot know what they are approving.

2.	Board of Directors

Voting on Director Nominees in Uncontested Elections

Fundamental Principles

Four fundamental principles apply when determining votes on director nominees:

Board Accountability: Practices that promote accountability and enhance shareholder trust begin with transparency into a company’s governance practices (including risk management practices). These practices include the annual election of all directors by a majority of votes cast by all shareholders, affording shareholders the ability to remove directors, and providing detailed timely disclosure of voting results. Board accountability is facilitated through clearly defined board roles and responsibilities, regular peer performance review, and shareholder engagement.

Board Responsiveness: In addition to facilitating constructive shareholder engagement, boards of directors should be responsive to the wishes of shareholders as indicated by majority supported shareholder proposals or lack of majority support for management proposals including election of directors. In the case of a company controlled through a dual-class share structure, the support of a majority of the minority shareholders should equate to majority support.

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Board Independence: Independent oversight of management is a primary responsibility of the board. While true independence of thought and deed is difficult to assess, there are corporate governance practices with regard to board structure and management of conflicts of interest that are meant to promote independent oversight. Such practices include the selection of an independent chair to lead the board, structuring board pay practices to eliminate the potential for self-dealing, reducing risky decision-making, ensuring the alignment of director interests with those of shareholders rather than the interests of management, and structuring separate independent key committees with defined mandates. In addition, the board must be able to objectively set and monitor the execution of corporate strategy, with appropriate use of shareholder capital, and independently set and monitor executive compensation programs that support that strategy. Complete disclosure of all conflicts of interest and how they are managed is a critical indicator of independent oversight.

Board Composition: Companies should ensure that directors add value to the board through their specific skills and expertise and by having sufficient time and commitment to serve effectively. Boards should be of a size appropriate to accommodate diversity, expertise, and independence, while ensuring active and collaborative participation by all members. Boards should be sufficiently diverse to ensure consideration of a wide range of perspectives.

Slate Ballots (Bundled Director Elections)

General Recommendation: Vote withhold for all directors nominated only by slate ballot at the annual/general or annual/special shareholders_ meetings. This policy will not apply to contested director elections.

Background: On February 24, 2012, the TSX Venture Exchange (“Venture”) released a bulletin notice reminding issuers of ongoing corporate governance requirements under Venture exchange listing rules. Among the requirements is a prohibition on any mechanisms that entrench existing management as established in section 19.6 of Policy 3.1 - Directors, Officers, Other Insiders & Personnel and Corporate Governance of the Corporate Finance Manual. Specifically cited is the prohibition on the election of the board of directors as a slate without also providing shareholders with the ability to elect each of the directors on an individual basis.

The policy reflects these regulatory requirements while maintaining flexibility to address specific circumstances that would warrant a case-by-case approach.

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ISS Canadian Definition of Independence

1.	Executive Director

1.1.	Employees of the company or its affiliates[i].

1.2.	Current interim CEO or any other current interim executive of the company or its affiliates[i].

2.	Non-Independent Non-Executive Director

Former/Interim CEOii

2.1.	Former CEO of the company or its affiliates[i] within the past five yearsiii or of an acquired company within the past five years.

2.2.

Former interim CEO of the company or its affiliates[i] within the past five yearsiii if the service was longer than 18 months or if the service was between 12 and 18 months and the compensation was high relative to that of the other directors or in line with a CEO’s compensationiv at that time.

2.3.	CEO of a former parent or predecessor firm at the time the company was sold or split off from the parent/predecessor within the past five yearsiii.

Controlling/Significant Shareholder

2.4.	Beneficial owner of company shares with more than 50 percent of the outstanding voting rights (this may be aggregated if voting power is distributed among more than one member of a group).

Non-CEO Executivesii

2.5.	Former executive of the company, an affiliate[i], or a firm acquired within the past three years.

2.6.

Former interim executive of the company or its affiliates[i] within the past three years if the service was longer than 18 months or if the service was between 12 and 18 months, an assessment of the interim executive’s terms of employment including compensation relative to other directors or in line with the top five NEOs at that time.

2.7.	Executive of a former parent or predecessor firm at the time the company was sold or split off from parent/predecessor within the past three years.

2.8.	Executive, former executive of the company or its affiliates[i] within the last three years, general or limited partner of a joint venture or partnership with the company.

Relatives

2.9.	Relative[v] of current executive officervi of the company or its affiliates[i].

2.10.	Relative[v] of a person who has served as a CEO of the company or its affiliates[i] within the last five years; or an executive officer of the company or its affiliates[i] within the last three years.

Transactional, Professional, Financial, and Charitable Relationshipsvii

2.11.	Currently provides (or a relative[v] provides) professional services[v]iii to the company, its affiliates[i] or to its officers.

2.12.

Is (or a relative[v] is) a partner, controlling shareholder or an employee of, an organization that provides professional servicesviii to the company, to an affiliate of the company, or to an individual officer of the company or one of its affiliates[i].

2.13.	Currently employed by (or a relative[v] is employed by) a significant customer or supplierix of the company or its affiliates[i].

2.14.	Is (or a relative[v] is) a trustee, director or employee of a charitable or non-profit organization that receives material[x] grants or endowments from the company or its affiliates[i].

2.15.

Has, or is (or a relative[v] is) a partner, controlling shareholder or an employee of, an organization that has a transactional relationship with the company or its affiliates[i], excluding investments in the company through a private placement.

Other Relationships

2.16.	Has a contractual/guaranteed board seat and is party to a voting agreement to vote in line with management on proposals being brought to shareholders.

2.17.	Founderxi of the company but not currently an employee.

2.18.	Has any material[x] relationship with the company or with any one or more members of management of the company.

2.19.	Non-employee officer of the company or its affiliates[i] if he/she is among the five most highly compensated.

Board Attestation

2.20.	Board attestation that an outside director is not independent.

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3.	Independent Director

3.1.	No material[x] ties to the company other than board seat.

Footnotes:

i	“Affiliate” includes a subsidiary, sibling company, or parent company. ISS uses 50 percent control ownership by the parent company as the standard for applying its affiliate designation.

ii

When there is a former CEO or other officer of a capital pool company (CPC) or special purpose acquisition company (SPAC) serving on the board of an acquired company, ISS will generally classify such directors as independent unless determined otherwise taking into account the following factors: any operating ties to the firm; and the existence of any other conflicting relationships or related party transactions.

iii

The determination of a former CEO’s classification following the five year cooling-off period will be considered on a case-by-case basis. Factors taken into consideration may include but are not limited to: management/board turnover, current or recent involvement in the company, whether the former CEO is or has been Executive Chair of the board or a company founder, length of service with the company, any related party transactions, consulting arrangements, and any other factors that may reasonably be deemed to affect the independence of the former CEO.

iv

ISS will look at the terms of the interim CEO’s compensation or employment contract to determine if it contains severance pay, long-term health and pension benefits or other such standard provisions typically contained in contracts of permanent, non-temporary CEOs. ISS will also consider if a formal search process was underway for a full-time CEO.

v	Relative refers to immediate family members including spouse, parents, children, siblings, in-laws and anyone sharing the director’s home.

vi

Executive Officer will include: the CEO or CFO of the entity; the president of the entity; a vice-president of the entity in charge of a principal business unit, division or function; an officer of the entity or any of its subsidiary entities who performs a policy making function in respect of the entity; any other individual who performs a policy-making function in respect of the entity; or any executive named in the Summary Compensation Table.

vii

The terms “Currently”, “Is” or “Has” in the context of Transactional, Professional, Financial, and Charitable Relationships will be defined as having been provided at any time within the most recently completed fiscal year and/or having been identified at any time up to and including the annual shareholders’ meeting.

viii

Professional services can be characterized as advisory in nature, generally involve access to sensitive company information or to strategic decision-making, and typically have commission or fee-based payment structure. Professional services generally include, but are not limited to the following: investment banking/financial advisory services, commercial banking (beyond deposit services), investment services, insurance services, accounting/audit services, consulting services, marketing services, legal services, property management services, realtor services, lobbying services, executive search services and IT consulting services. “Of counsel” relationships are only considered immaterial if the individual does not receive any form of compensation from, or is a retired partner of, the firm providing the professional services. The following would generally be considered transactional relationships and not professional services: deposit services, IT tech support services, educational services, and construction services. The case of participation in a banking syndicate by a non-lead bank should be considered a transactional rather than a professional services relationship. The case of a company providing a professional service to one of its directors or to an entity with which one of its directors is affiliated, will be considered a transactional rather than a professional relationship. Insurance services and marketing services are assumed to be professional services unless the company explains why such services are not advisory.

ix	If the company makes or receives annual payments exceeding the greater of $200,000 or 5 percent of recipient’s gross revenues (the recipient is the party receiving proceeds from the transaction).

x

“Material” is defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

xi

The company’s public disclosure regarding the operating involvement of the Founder with the company will be considered. If the Founder was never employed by the company, ISS may deem the Founder as an independent outsider absent any other relationships that may call into question the founding director’s ability to provide independent oversight of management.

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Vote case-by-case on director nominees, examining the following factors when disclosed:

•	Independence of the board and key board committees;

•	Attendance at board, and if disclosed, committee meetings;

•	Corporate governance provisions and takeover activity;

•	Long-term company performance;

•	Directors’ ownership stake in the company;

•	Compensation practices;

•	Responsiveness to shareholder proposals;

•	Board accountability; and

•	Adoption of a Majority Voting (director resignation) policy.

Background: Corporate governance disclosure requirements for Venture Issuers are set out in Form 58-101F2 – Corporate Governance Disclosure. These requirements include:

•	Assessment of the independence of each director and the basis for determination;

•	Identification of any other issuer for which the director holds a board seat;

•	Description of the director orientation process, if any, and continuing education measures;

•	Description of ethical business conduct policies or procedures;

•	Disclosure of the nomination process and who is responsible for identifying new candidates;

•	Disclosure of the process for determining compensation for the directors and CEO, and who is responsible;

•	Description of standing board committees other than the audit, compensation and nominating committees;

•	Description of any board assessment procedures.

Non-Independent Directors on Key Committees

General Recommendation: Vote withhold1 for Executive Directors, Controlling Shareholders or a Non-employee officer of the company or its affiliates if he/she is among the five most highly compensated who:

•	Are members of the audit committee;

•	Are members of the compensation committee or the nominating committee and the committee is not majority independent; or

•	Are board members and the entire board fulfills the role of a compensation committee or a nominating committee and the board is not majority independent.

Background: Given the limitations presented by extremely small boards of directors at many Venture issuers, flexibility may be extended to these companies to permit an insider on the compensation committee (or nominating committee if there is one) as long as the committee is majority independent and thus provides an effective balance of independent directors to ensure an independent perspective to counterbalance the presence of an insider. The same rationale would apply to the board as a whole if the entire board fulfills the role of the compensation committee or nominating committee. Given, however, the importance of independent fiscal oversight to all issuers, this exception does not apply to insiders on an audit committee.

[1]

For companies incorporated under Canada Business Corporations Act (CBCA), the valid contrary vote option for director elections is “against” rather than withhold. Distributing corporations incorporated under the CBCA are subject to majority voting for uncontested director elections. Where only one nominee is up for election for each board seat and less than 50% of the votes cast by shareholders are “for” a particular director nominee, such nominee will not be elected as a director (subject to provisions in the issuer’s articles). However, if an incumbent director is not elected by a majority of “for” votes at the meeting, they will still be permitted to remain as a director until the earlier of: (a) the 90th day after the day of the election; or (b) the day on which their successor is appointed or elected.

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Policy Considerations for Majority Owned Companies2

ISS policies support a one-share, one-vote principle. In recognition of the substantial equity stake held by certain shareholders, on a case-by-case basis, non-management director nominees who are or who represent a controlling shareholder of a majority owned company may be supported under ISS’ board and committee independence policies if the company meets all of the following independence and governance criteria:

•	Individually elected directors;

•

The number of directors related to the controlling shareholder should not exceed the proportion of common shares controlled by the controlling shareholder. In no event, however, should the number of directors related to the controlling shareholder exceed two-thirds of the board;

•	In addition to the above, if the CEO is related to the controlling shareholder, then no more than one-third of the board should be related to management (as distinct from the controlling shareholder);

•

If the CEO and chair roles are combined or the CEO is or is related to the controlling shareholder, then there should be an independent lead director and the board should have an effective and transparent process to deal with any conflicts of interest between the company, minority shareholders, and the controlling shareholder;

•

A majority of the audit and nominating committees should be either independent directors or in addition to at least one independent director, may be directors who are related to the controlling shareholder. All members of the compensation committee should be independent of management. If the CEO is related to the controlling shareholder, no more than one member of the compensation committee should be a director who is related to the controlling shareholder;

•	Prompt disclosure of detailed vote results following each shareholder meeting; and

•

Adoption of a majority voting director resignation policy for uncontested elections OR public commitment to adopt a majority voting director resignation policy for uncontested elections if the controlling shareholder ceases to control 50 percent or more of the common shares.

ISS will also take into consideration any other concerns related to the board or individual directors.

If any of the above independence and governance criteria are not met, the policy exemption will not be applied. This policy will not be considered at dual class companies having common shares with unequal voting or unequal board representation rights.

Background: Canadian corporate law provides significant shareholder protections. For example, under most BCAs, a shareholder or group of shareholders having a 5 percent ownership stake in a company may requisition a special meeting for the purposes of replacing or removing directors and in most jurisdictions, directors may be removed by a simple majority vote. Shareholders also benefit from the ability to bring an oppression action against the board or individual directors of Canadian incorporated public companies.

Against this legal backdrop, Canadian institutions have taken steps to acknowledge and support the premise that a shareholder who has a significant equity stake in the common shares of a reporting issuer under a single class common share structure has a significant interest in protecting the value of that equity stake in the company and is therefore deemed to have significant alignment of interests with minority shareholders. This policy firmly supports the one-share, one-vote principle and is intended to recognize the commonality of interests between certain shareholders having a majority equity stake under a single class share structure and minority shareholders in protecting the value of their investment.

[2]

A majority owned company is defined for the purpose of this policy as a company controlled by a shareholder or group of shareholders who together have an economic ownership interest under a single class common share capital structure that is commensurate with their voting entitlement of 50 percent or more of the outstanding common shares.

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The policy is designed to exempt only non-management director nominees who are or who represent a controlling shareholder of a majority owned company, and not to circumvent ISS’ benchmark voting guidelines otherwise applicable to management director nominees. For example, in accordance with benchmark policy, ISS will not support director nominees who are executives, regardless of whether or not they also are or represent a controlling shareholder, and are members of the audit committee.

Audit Fee Disclosure

General Recommendation: Vote withhold for individual directors who are members of the audit committee as constituted in the most recently completed fiscal year if:

•

No audit fee information is disclosed by the company within 120 days[3] after its fiscal year end. In the event that the shareholders’ meeting at which ratification of auditors is a voting item is scheduled prior to the end of the 120-day reporting deadline and the audit fees for the most recently completed fiscal year have not yet been provided, the vote recommendation will be based on the fee disclosure for the prior fiscal year.

Background: The disclosure of audit fees by category is a regulatory requirement and this information is of great importance to shareholders due to the concern that audit firms could compromise the independence of a company audit in order to secure lucrative consulting services from the company.

Excessive Non-Audit Fees

General Recommendation: Vote withhold from individual directors who are members of the audit committee as constituted in the most recently completed fiscal year if:

•	Non-audit fees (“other”) fees paid to the external audit firm > audit fees + audit-related fees + tax compliance/preparation fees.

Background: ISS recognizes that certain tax-related services, e.g. tax compliance and preparation, are most economically provided by the audit firm. Tax compliance and preparation include the preparation of original and amended tax returns, refund claims, and tax payment planning. However, other services in the tax category, e.g. tax advice, planning, or consulting fall more into a consulting category. Therefore, these fees are separated from the tax compliance/preparation category and are added to the Non-audit (Other) fees for the purpose of determining whether excessive non-audit related fees have been paid to the external audit firm in the most recent year.

In circumstances where “Other” fees include fees related to significant one-time capital restructure events, such as initial public offerings, emergence from bankruptcy, and spinoffs, and the company makes public disclosure of the amount and nature of those fees which are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining whether non-audit fees are excessive.

Part 2 of National Instrument 52-110 - Audit Committees states that the audit committee must be directly responsible for overseeing the work of the external auditor and that the audit committee must pre-approve all non-audit services provided to the issuer or its subsidiary entities by the issuer’s external auditor. It is therefore appropriate to hold the audit committee accountable for payment of excessive non-audit fees.

[3]	Venture-listed reporting issuers are not required to file Annual Financial Statements (AFS) until up to 120 days after the company’s fiscal year end.

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Persistent Problematic Audit Related Practices

General Recommendation: Vote case-by-case on members of the Audit Committee and potentially the full board if adverse accounting practices are identified that rise to a level of serious concern, such as:

•	Accounting fraud;

•	Misapplication of applicable accounting standards; or

•	Material weaknesses identified in the internal control process.

Severity, breadth, chronological sequence, and duration, as well as the company’s efforts at remediation or corrective actions, will be examined in determining whether withhold votes are warranted.

Background: The policy addresses those cases which could potentially raise serious concern with respect to the audit committee’s oversight of the implementation by management of effective internal controls over the accounting process and financial reporting. As well, the audit committee has primary responsibility for selecting and overseeing the external audit firm that would be expected to raise concerns related to problematic accounting practices, misapplication of applicable accounting practices, or any material weakness it may identify in the company’s internal controls, as well as whether fraudulent activity is uncovered during the course of the audit assignment.

Director Attendance

Meeting attendance disclosure is not required for Venture issuers. Therefore, no policy is contemplated in this area.

Overboarded Directors

General Recommendation: Generally vote withhold for individual director nominees who:

•	Are non-CEO directors and serve on more than five public company boards; or

•	Are CEOs of public companies who serve on the boards of more than two public companies besides their own – withhold only at their outside boards[4].

Transitioning directors: It is preferable for a director to step down from a board at the annual meeting to ensure orderly transitions, which may result in a director being temporarily overboarded (e.g. joining a new board in March but stepping off another board in June). ISS will generally not count a board for policy application purposes when it is publicly-disclosed that the director will be stepping off that board at its next annual meeting. This disclosure must be included within the company’s proxy circular to be taken into consideration. Conversely, ISS will include the new boards that the director is joining even if the shareholder meeting with his or her election has not yet taken place.

[4]

Although a CEO’s subsidiary boards will be counted as separate boards, ISS will not recommend a withhold vote for the CEO of a parent company board or any of the controlled (>50 percent ownership) subsidiaries of that parent, but may do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationship.

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Background: Directors must be able to devote sufficient time and energy to a board in order to be effective representatives of shareholders’ interests. While the knowledge and experience that come from multiple directorships is highly valued, directors’ increasingly complex responsibilities require an increasingly significant time commitment. Directors must balance the insight gained from roles on multiple boards with the ability to sufficiently prepare for, attend, and effectively participate in all of their board and committee meetings.

Voting on Directors for Egregious Actions

General Recommendation: Under extraordinary circumstances, vote withhold for directors individually, one or more committee members, or the entire board, due to:

•	Material failures of governance, stewardship, risk oversight[5] or fiduciary responsibilities at the company;

•	Failure to replace management as appropriate; or

•

Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Background: Director accountability and competence have become issues of prime importance given the failings in oversight exposed by the global financial crisis and subsequent events. There is also concern over the environment in the boardrooms of certain markets, where past failures appear to be no impediment to continued or new appointments at major companies and may not be part of the evaluation process at companies in considering whether an individual is, or continues to be, fit for the role and best able to serve shareholders’ interests.

In the event of exceptional circumstances (including circumstances relating to past performance on other boards) that raise substantial doubt about a director’s ability to effectively monitor management and serve in the best interests of shareholders, a withhold vote may be recommended.

Board Responsiveness

In keeping with Canadian market expectations and improvements to provide shareholders with the ability to affect board change, a lack of board response to shareholder majority votes or majority withhold votes on directors is unacceptable and would result in one of the following:

General Recommendation: Vote withhold for continuing individual directors, nominating committee6 members, or the continuing members of the entire board of directors, where prior meeting voting results have been disclosed, if:

•

At the previous board election, any director received more than 50 percent withhold votes of the votes cast under a majority voting/director resignation policy and the nominating committee[4] has not required that the director leave the board after 90 days, or has not provided another form of acceptable response to the shareholder vote, which will be reviewed on a case-by-case basis;

•

At the previous board election, any director received more than 50 percent withhold votes of the votes cast under a plurality voting standard and the company has failed to address the issue(s) that caused the majority withheld vote; or

[5]

Examples of failure of risk oversight include, but are not limited to: bribery, large or serial fines or sanctions from regulatory bodies; demonstrably poor risk oversight of environmental and social issues, including climate change; significant adverse legal judgments or settlements; or hedging of company stock.

[6]	Or other board committee charged with the duties of a nominating committee as specified in the company’s majority voting director resignation policy.

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•	The board failed to act[7] on a shareholder proposal that received the support of a majority of the votes cast (excluding abstentions) at the previous shareholder meeting.

As indicated at the beginning of the guidelines for Voting on Director Nominees in Uncontested Elections, board responsiveness is a fundamental principle that should apply when determining votes on director nominees.

Background: Follow-up action or response by the board is warranted in the instance where a director is not supported by a majority of the votes cast by shareholders but remains on the board at the next election. A reasonable period of time within which the board or nominating committee is expected to deal with a director resignation under these circumstances is indicated in the widely accepted version of Canadian majority-voting director resignation policies as required by the TSX.

Disclosed board response and rationale will be taken into consideration in limited extraordinary circumstances in the event that a director’s resignation is not accepted by the board or the concern that caused majority shareholder opposition has not been addressed. The vote recommendation will be determined on a case-by-case basis that is deemed to be in the best interests of shareholders.

Unilateral Adoption of an Advance Notice Provision

General Recommendation: Vote withhold for individual directors, committee members, or the entire board as appropriate in situations where an advance notice policy has been adopted by the board but has not been included on the voting agenda at the next shareholders’ meeting.

Continued lack of shareholder approval of the advanced notice policy in subsequent years may result in further withhold recommendations.

Background: The ability of shareholders to put forward potential nominees for election to the board is a fundamental right and should not be amended by management or the board without shareholders’ approval, or, at a minimum, with the intention of receiving shareholder approval at the next annual or annual/special meeting of shareholders. As such, the board of directors, as elected representatives of shareholders’ interests and as the individuals primarily responsible for corporate governance matters, should be held accountable for allowing such policies to become effective without further shareholder approval.

Furthermore, disclosures regarding these policies should be made available to shareholders (similar to shareholder proposal deadline disclosures or majority voting policy disclosures) because they are substantive changes that may impact shareholders’ ability to nominate director candidates. Failure to provide such disclosure is not in shareholders’ best interests.

Other Board-Related Proposals

Classification/Declassification of the Board

General Recommendation:

Vote against proposals to classify the board. Vote for proposals to repeal classified boards and to elect all directors annually.

[7]

Responding to the shareholder proposal will generally mean either full implementation of the proposal or, if the matter requires a vote by shareholders, a management proposal on the next annual ballot to implement the proposal. Responses that involve less than full implementation will be considered on a case-by-case basis.

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Independent Chair (Separate Chair/CEO)

General Recommendation: Vote for shareholder proposals seeking separation of the offices of CEO and chair if:

•	The company has a single executive occupying both positions; and

•	The board is not majority independent.

Background: The separation of the positions of chair and CEO is supported as it is viewed as superior to the lead director concept. The positions of chair and CEO are two distinct jobs with different job responsibilities. The chair is the leader of the board of directors, which is responsible for selecting and replacing the CEO, setting executive pay, evaluating managerial and company performance, and representing shareholder interests. The CEO, by contrast, is responsible for maintaining the day-to-day operations of the company and being the company’s spokesperson. It therefore follows that one person cannot fulfill both roles without conflict.

At Venture issuers, however, one person typically fulfills both roles due to limited resources and the extremely small size of boards. As noted previously, flexibility is necessary for these small issuers, but shareholders expect at a minimum that the board of directors comprise a majority of independent directors in order to provide the requisite independent balance to board oversight.

Majority Vote Standard for the Election of Directors

General Recommendation: Vote for resolutions requesting that: (i) the board adopt a majority voting director resignation policy for director elections or (ii) the company amend its bylaws to provide for majority voting, whereby director nominees are elected by the affirmative vote of the majority of votes cast, unless:

•	A majority voting policy director resignation policy is codified in the company’s bylaws, corporate governance guidelines, or other governing documents prior to an election to be considered; and

•

The company has adopted formal corporate governance principles that provide an adequate response to both new nominees as well as “holdover” nominees (i.e. incumbent nominees who fail to receive 50 percent of votes cast).

Proxy Access

ISS supports proxy access as an important shareholder right, one that is complementary to other best-practice corporate governance features. However, in the absence of a uniform standard, proposals to enact proxy access may vary widely; as such, ISS is not setting forth specific parameters at this time and will take a case-by-case approach in evaluating these proposals.

Proxy Contests - Voting for Director Nominees in Contested Elections

General Recommendation: Vote case-by-case in contested elections taking into account:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Nominee qualifications and any compensatory arrangements;

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates); and

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•	Stock ownership positions.

Overall Approach: When analyzing proxy contests, ISS focuses on two central questions:

•	Have the dissidents met the burden of proving that board change is warranted? And, if so;

•	Will the dissident nominees be more likely to affect positive change (i.e., increase shareholder value) versus the incumbent nominees?

When a dissident seeks a majority of board seats, ISS will require from the dissident a well-reasoned and detailed business plan, including the dissident’s strategic initiatives, a transition plan, and the identification of a qualified and credible new management team. ISS will then compare the detailed dissident plan against the incumbent plan and the dissident director nominees and management team against the incumbent team in order to arrive at a vote recommendation.

When a dissident seeks a minority of board seats, the burden of proof imposed on the dissident is lower. In such cases, ISS will not require from the dissident a detailed plan of action, nor is the dissident required to prove that its plan is preferable to the incumbent plan. Instead, the dissident will be required to prove that board change is preferable to the status quo and that the dissident director slate will add value to board deliberations including by, among other factors, considering issues from a viewpoint different from that of the current board members.

Reimbursing Proxy Solicitation Expenses

General Recommendation: Vote case-by-case taking into account:

•	Whether ISS recommends in favour of the dissidents, in which case we may recommend approving the dissident’s out of pocket expenses if they are successfully elected and the expenses are reasonable.

3.	Shareholder Rights & Defenses

Advance Notice Requirements

General Recommendation: Vote case-by-case on proposals to adopt or amend an advance notice board policy or to adopt or amend articles or by-laws containing or adding an advance notice requirement. These provisions will be evaluated to ensure that all of the provisions included within the requirement solely support the stated purpose of the requirement. The purpose of advance notice requirements, as generally stated in the market, is:

•	To prevent stealth proxy contests;

•	To provide a reasonable framework for shareholders to nominate directors by allowing shareholders to submit director nominations within a reasonable timeframe; and

•	To provide all shareholders with information about potential nominees.

Features that may be considered problematic under ISS’ evaluation include but are not limited to:

•

For annual notice of meeting given not less than 50 days prior to the meeting date, the notification timeframe within the advance notice requirement should allow shareholders the ability to provide notice of director nominations at any time not less than 30 days prior to the shareholders’ meeting. The notification timeframe should not be subject to any maximum notice period. If notice of annual meeting is given less than 50 days prior to the meeting date, a provision to require shareholder notice by close of business on the 10th day following first public announcement of the annual meeting is supportable. In the case of a special meeting, a requirement that a nominating shareholder must provide notice by close of business on the 15th day following first public announcement of the special shareholders’ meeting is also acceptable;

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•	The board’s inability to waive all sections of the advance notice provision under the policy or bylaw, in its sole discretion;

•

A requirement that any nominating shareholder provide representation that the nominating shareholder be present at the meeting in person or by proxy at which his or her nominee is standing for election for the nomination to be accepted, notwithstanding the number of votes obtained by such nominee;

•

A requirement that any proposed nominee deliver a written agreement wherein the proposed nominee acknowledges and agrees, in advance, to comply with all policies and guidelines of the company that are applicable to directors;

•	Any provision that restricts the notification period to that established for the originally scheduled meeting in the event that the meeting has been adjourned or postponed;

•

Any disclosure request within the advance notice requirement, or the company’s ability to request additional disclosure of the nominating shareholder(s) or the shareholder nominee(s) that: exceeds what is required in a dissident proxy circular or, goes beyond what is required under law or regulation;

•

Stipulations within the provision that the corporation will not be obligated to include any information provided by dissident director nominees or nominating shareholders in any shareholder communications, including the proxy statement; and

•	Any other feature or provision determined to have a negative impact on shareholders’ interests and deemed outside the purview of the stated purpose of the advance notice requirement.

Background: As advance notice requirements continue to evolve, and their use is tested by market participants, Canadian institutional investors are voicing concerns about the specific provisions contained therein. Investors have cautioned with respect to the potential for certain provisions included within these requirements to be used to impede the ability of shareholders to nominate director candidates to the board of directors, a fundamental shareholder right under Canada’s legal and regulatory framework.

A minimum 30-day shareholder notice period supports notice and access provisions and is in keeping with the stated purpose of advance notice requirements which is to prevent last minute or stealth proxy contests. Any maximum threshold for shareholder notice is deemed unacceptable, and the removal of such is expected to facilitate timelier access to the proxy and afford shareholders more time to give complete and informed consideration to dissident concerns and director nominees.

Enhanced and discretionary requirements for additional information that is not then provided to shareholders, provisions that may prohibit nominations based on restricted notice periods for postponed or adjourned meetings and written confirmations from nominee directors in advance of joining the board are all examples of the types of provisions that have the potential to be misused and are outside the intended stated purpose of advance notice requirements.

Canadian court cases have provided a clear indication that these provisions are intended to protect shareholders, as well as management, from ambush and that they are not intended to exclude nominations given on ample notice or to buy time to allow management to develop a strategy to defeat dissident shareholders. As well, these rulings have shown that in the case of ambiguous provisions the result should weigh in favour of shareholder voting rights.

Enhanced Shareholder Meeting Quorum for Contested Director Elections

General Recommendation: Vote against new by-laws or amended by-laws that would establish two different quorum levels which would result in implementing a higher quorum solely for those shareholder meetings where common share investors seek to replace the majority of current board members (“Enhanced Quorum”).

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Background: With Enhanced Quorum, the ability to hold a shareholders’ meeting is subject to management’s pre-determination that a contested election to replace a majority of directors is the singularly most important corporate issue, thus justifying a significantly higher shareholder (or proxy) presence before the meeting can commence. From a corporate governance perspective, this higher threshold appears to be inconsistent with the view that shareholder votes on any voting item should carry equal importance and should therefore be approved under the same quorum requirement for all items.

Companies have indicated in examples to date that Enhanced Quorum is not designed to block the potential consequence of a majority change in board memberships. In the absence of Enhanced Quorum being met, the affected shareholder meeting will be adjourned for up to 65 days. Notwithstanding the equality of all voting issues, shareholders may question the benefits of a delayed shareholder meeting resulting from a 50 percent quorum requirement for the initial meeting.

Exclusive Forum Proposals

General Recommendation: Vote case-by-case on proposals to adopt an exclusive forum by-law or to amend by-laws to add an exclusive forum provision, taking the following into consideration:

•	Jurisdiction of incorporation;

•	Board rationale for adopting exclusive forum;

•	Legal actions subject to the exclusive forum provision;

•	Evidence of past harm as a result of shareholder legal action against the company originating outside of the jurisdiction of incorporation;

•	Company corporate governance provisions and shareholder rights;

Any other problematic provisions that raise concerns regarding shareholder rights.

Appointment of Additional Directors Between Annual Meetings

General Recommendation: Vote for these resolutions where:

•	The company is incorporated under a statute (such as the Canada Business Corporations Act) that permits removal of directors by simple majority vote;

•	The number of directors to be appointed between meetings does not exceed one-third of the number of directors appointed at the previous annual meeting; and

•	Such appointments must be ratified by shareholders at the annual meeting immediately following the date of their appointment.

Articles/By-laws

General Recommendation: Vote for proposals to adopt or amend articles/by-laws unless the resulting document contains any of the following:

•

The quorum for a meeting of shareholders is set below two persons holding 25 percent of the eligible vote (this may be reduced to no less than 10 percent in the case of a small company that can demonstrate, based on publicly disclosed voting results, that it is unable to achieve a higher quorum and where there is no controlling shareholder);

•	The quorum for a meeting of directors is less than 50 percent of the number of directors;

•	The chair of the board has a casting vote in the event of a deadlock at a meeting of directors;

•	An alternate director provision that permits a director to appoint another person to serve as an alternate director to attend board or committee meetings in place of the duly elected director;

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•

An advance notice requirement that includes one or more provisions which could have a negative impact on shareholders’ interests, and which are deemed outside the purview of the stated purpose of the requirement;

•	An exclusive forum provision without compelling rationale and without evidence of past harm due to shareholder legal proceedings outside of the jurisdiction of incorporation;

•	Authority is granted to the board with regard to altering future capital authorizations or alteration of the capital structure without further shareholder approval;

•	Any other provisions that may adversely impact shareholders’ rights or diminish independent effective board oversight.

In any event, proposals to adopt or amend articles or bylaws will generally be opposed if the complete article or by-law document is not included in the meeting materials for thorough review or referenced for ease of location on SEDAR.

General Recommendation: Vote for proposals to adopt or amend articles/by-laws if the proposed amendment is limited to only that which is required by regulation or will simplify share registration.

Background: Constating documents such as articles and by-laws (in concert with the legislative framework provided by Canada’s various BCAs) establish the rights of shareholders of a company and the procedures through which the board of directors exercises its duties. Given this foundational role, these documents should reflect best practices within the Canadian market wherever possible.

•

Quorum Requirements: The quorum requirement for meetings of shareholders should encourage wide- ranging participation from all shareholders. Shareholder meeting quorum requirements that allow only one shareholder to constitute quorum could allow a single significant or controlling shareholder to dominate meetings at the expense of minority shareholders. Quorum requirements with lower shareholding thresholds, such as five percent, could provide a significant shareholder or a small group of shareholders with the ability to pass resolutions that may be considered contentious or problematic by other shareholders. Likewise, quorum requirements for meetings of directors should ensure that at least half of shareholders’ representatives are present before significant decisions are made. Directors’ responsibilities include attending all meetings for which their presence is scheduled and a company’s core documents should reflect this duty.

•

Casting Vote for the Chair at Board Meetings: While the chair is the appointed leader of the board, the authority granted to the chair by shareholders is no greater than that granted to any other director. Providing the chair with a casting or second vote in the event of a tie could result in a power structure which is not conducive to effective governance. Additionally, while boards are increasingly transitioning toward a governance structure involving a separate chair and CEO, many issuers still combine these roles or appoint a recent former CEO as board chair. In cases where the board is divided on an issue, it is inappropriate from the perspective of shareholders for an insider or affiliated outsider to have the final decision in contentious matters which could significantly affect shareholders’ interests.

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•

Alternate Directors: A provision allowing for alternate directors, who have been neither elected by shareholders nor ratified by shareholders following board appointment, raises serious concerns regarding whether these individuals may be bound to serve in the best interests of shareholders. Furthermore, directors must be willing to earmark sufficient time and effort toward serving on a board once they have accepted the responsibility entrusted to them by shareholders. The appointment of unelected alternates is inconsistent with this duty.

•

Problematic Advance Notice Requirements: A number of advance notice requirements have been included on ballots as amendments to company by-laws or articles. Any such requirements are deemed significant additions to the bylaw or articles and therefore are reviewed with respect to whether they negatively affect shareholders’ ability to nominate directors to the board. See ISS’ policy on Advance Notice Requirements for details.

•

Exclusive Forum: There may be merit to the notion that judges based in a corporation’s jurisdiction of incorporation are best suited to apply that jurisdiction’s law to those companies. As well, given a corporation’s typically strong presence in that province or jurisdiction, an exclusive forum provision may help to reduce the likelihood of high legal costs accrued through litigation outside of the jurisdiction of incorporation. It can be argued, however, that there is often more than one proper forum available to shareholder plaintiffs, and this proposal would curtail the right of shareholders to select any proper forum of their choosing. The proposed exclusive forum jurisdiction and the details of the extent and types of legal actions that would be subject to the exclusive forum by-law provide critical information to shareholders whose rights may be impacted. This information together with the board of directors’ rationale in adopting an exclusive forum by-law will be key considerations in evaluating the acceptability of such a proposal. As well, the absence of a compelling company-specific history with regard to out-of-province/jurisdiction shareholder litigation is important in light of the limitation on shareholder litigation rights that this provision represents. More generally, a company’s track record vis-à-vis corporate governance and shareholder rights should be examined to identify any other concerns when considering the acceptability of an exclusive forum by-law.

•

Blanket Authority for Share Capital Structure Alterations: In recent years, some companies incorporated under the Business Corporations Act (British Columbia) (“BCBCA”) have sought to amend their constating documents to provide the board with blanket authority to alter the company’s share capital structure. These changes include the ability to increase the company’s authorized capital and change restrictions on any class of shares. Although permitted under the BCBCA, shareholders would be better served if changes which could affect shareholders’ interests required shareholder approval.

•

Other Problematic Provisions: Other proposals to alter the articles or by-laws will be approached on a case- by-case basis. Where a potential inclusion, deletion, or amendment is deemed contrary to shareholders’ interests, ISS will generally, taking into consideration any other problematic factors or mitigating circumstances, recommend against such changes.

Cumulative Voting

General Recommendation: Where such a structure would not be detrimental to shareholder interests, generally vote for proposals to introduce cumulative voting.

Generally vote against proposals to eliminate cumulative voting.

Generally vote for proposals to restore or permit cumulative voting but exceptions may be made depending on the company’s other governance provisions such as the adoption of a majority vote standard for the election of directors.

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Confidential Voting

General Recommendation: Vote for shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators, and use independent inspectors of election, as long as:

•

The proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived for that particular vote.

Generally vote for management proposals to adopt confidential voting.

Poison Pills (Shareholder Rights Plans)

General Recommendation: Vote case-by-case on management proposals to ratify a shareholder rights plan (poison pill) taking into account whether it conforms to ‘new generation’ rights plan best practice guidelines and its scope is limited to the following two specific purposes:

•	To give the board more time to find an alternative value enhancing transaction; and

•	To ensure the equal treatment of all shareholders.

Vote against plans that go beyond these purposes if:

•	The plan gives discretion to the board to either:

•	Determine whether actions by shareholders constitute a change in control;

•	Amend material provisions without shareholder approval;

•	Interpret other provisions;

•	Redeem the rights or waive the plan’s application without a shareholder vote; or

•	Prevent a bid from going to shareholders.

•	The plan has any of the following characteristics:

•	Unacceptable key definitions;

•	Reference to Derivatives Contracts within the definition of Beneficial Owner;

•	Flip over provision;

•	Permitted bid minimum period greater than 105 days;

•	Maximum triggering threshold set at less than 20 percent of outstanding shares;

•	Does not permit partial bids;

•	Includes a Shareholder Endorsed Insider Bid (SEIB) provision;

•	Bidder must frequently update holdings;

•	Requirement for a shareholder meeting to approve a bid; and

•	Requirement that the bidder provide evidence of financing.

•	The plan does not:

•	Include an exemption for a “permitted lock up agreement”;

•	Include clear exemptions for money managers, pension funds, mutual funds, trustees, and custodians who are not making a takeover bid; and

•	Exclude reference to voting agreements among shareholders.

Background: The evolution of "new generation" shareholder rights plans in Canada has been the result of reshaping the early antitakeover provision known as a "poison pill" into a shareholder protection rights plan that serves only two legitimate purposes: (i) to increase the minimum time period during which a Permitted Bid may remain outstanding in order to the give the board of directors of a target company sufficient time to find an alternative to a takeover bid that would increase shareholder value; and (ii) to ensure that all shareholders are treated equally in the event of a bid for their company.

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Recent changes to take-over bid regulation under National Instrument 62-104 Take-Over Bids and Issuer Bids, have codified a number of key provisions that ISS has long required in order to support a shareholder rights plan. As well, new regulation has established a 105-day minimum bid deposit period, with board discretion to reduce this period in certain circumstances but in no event to less than 35 days.

Elimination of board discretion to interpret the key elements of the plan was critical to this evolution. Definitions of Acquiring Person, Beneficial Ownership, Affiliates, Associates and Acting Jointly or in Concert are the terms that set out the who, how, and when of a triggering event. These definitions in early poison pills contained repetitive, circular, and duplicative layering of similar terms which created confusion and made interpretation difficult. Directors were given broad discretion to interpret the terms of a rights plan to determine when it was triggered, or in other words, whether a takeover bid could proceed. This, in turn, created enough uncertainty for bidders or potential purchasers to effectively discourage non-board negotiated transactions. It can be seen how the early poison pill became synonymous with board and management entrenchment.

"New generation" rights plans have therefore been drafted to remove repetitive and duplicative elements along with language that gives the board discretion to interpret the terms of the plan. Also absent from "new generation" plans are references to similar definitions in regulation. Definitions found in various regulations often contain repetitive elements, but more importantly they cross-reference other definitions in regulation that are unacceptable to and not intended to serve the same purpose as those found in a “new generation” rights plan.

A number of other definitions are relevant to the key definitions mentioned above and are therefore equally scrutinized. Exemptions under the definition of Acquiring Person, for example, such as Exempt Acquisitions and Pro Rata Acquisitions, are sometimes inappropriately drafted to permit acquisitions that should trigger a rights plan. In order for an acquisition to be pro rata, the definition must ensure that a person may not, by any means, acquire a greater percentage of the shares outstanding than the percentage owned immediately prior to the acquisition. It should also be noted that “new generation” rights plans are premised on the acquisition of common shares and ownership at law or in equity. Therefore, references to the voting of securities (a.k.a. “voting pills”) which may have a chilling effect on shareholder initiatives relating to the voting of shares on corporate governance matters, or the extension of beneficial ownership to encompass derivative securities that may result in deemed beneficial ownership of securities that a person has no right to acquire goes beyond the acceptable purpose of a rights plan.

Equally important to the acceptability of a shareholder rights plan is the treatment of institutional investors who have a fiduciary duty to carry out corporate governance activities in the best interests of the beneficial owners of the investments that they oversee. These institutional investors should not trigger a rights plan through their investment and corporate governance activities, including the voting of shares, for the accounts of others. The definition of Independent Shareholders should make absolutely clear these institutional investors acting in a fiduciary capacity for the accounts of others are independent for purposes of approving a takeover bid or other similar transaction, as well as approving future amendments to the rights plan.

Probably one of the most important and most contentious definitions in a shareholder rights plan is that of a Permitted Bid. ISS guidelines provide that an acceptable Permitted Bid definition must permit partial bids. Canadian takeover bid legislation is premised on the ability of shareholders to make the determination of the acceptability of any bid for their shares, partial or otherwise, provided that it complies with regulatory requirements. In the event that a partial bid is accepted by shareholders, regulation requires that their shares be taken up on a pro rata basis. Shareholders of a company may welcome the addition of a significant new shareholder for a number of reasons.

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Also, unacceptable to the purpose of a rights plan is the inclusion of a “Shareholder Endorsed Insider Bid” (SEIB) provision which would allow an “Insider” and parties acting jointly or in concert with an Insider an additional less rigorous avenue to proceed with a take-over bid without triggering the rights plan, in addition to making a Permitted Bid or proceeding with board approval. The SEIB provision allows Insiders the ability to take advantage of a less stringent bid provision that is not offered to other bidders who must make a Permitted Bid or negotiate with the board for support.

Finally, a “new generation" rights plan must contain an exemption for lockup agreements and the definition of a permitted lockup agreement must strike the proper balance so as not to discourage either (i) the potential for a bidder to lock up a significant shareholder and thus give some comfort of a certain degree of success, or (ii) the potential for competitive bids offering a greater consideration and which would also necessitate a locked up person be able to withdraw the locked up shares from the first bid in order to support the higher competing bid.

New generation rights plans have been limited to achieving the two purposes identified here. The adoption of National Instrument 62-104 now ensures that a board has ample time to consider a take-over bid and to find a superior alternative transaction that maximizes shareholder value. However, “new generation” shareholder rights plans will continue to serve an important purpose because they ensure that shareholders are treated equally in a control transaction by precluding creeping acquisitions or the acquisition of a control block through private agreements between a few large shareholders.

Reincorporation Proposals

General Recommendation: Vote case-by-case on proposals to change a company’s jurisdiction of incorporation taking into account:

•	Financial and corporate governance concerns, including: the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

Generally vote for reincorporation when:

•	Positive financial factors outweigh negative governance implications; or

•	Governance implications are positive.

Generally vote against reincorporation if business implications are secondary to negative governance implications.

Supermajority Vote Requirements

General Recommendation: Vote against proposals to require a supermajority shareholder vote at a level above that required by statute.

Generally vote for proposals to lower supermajority vote requirements.

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4.	Capital/Restructuring

Mergers and Corporate Restructurings

General Recommendation: For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing the various and sometimes countervailing factors including:

Valuation: Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

Market Reaction: How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

Strategic Rationale: Does the deal make sense strategically? From where is value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favourable track record of successful integration of historical acquisitions.

Negotiations and Process: Were the terms of the transaction negotiated at arms-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

Conflicts of Interest: Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the "ISS Transaction Summary" section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

Governance: Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Capital Structure

Increases in Authorized Capital

General Recommendation: Vote case-by-case on proposals to increase the number of shares of common stock authorized for issuance. Generally vote for proposals to approve increased authorized capital if:

•	A company’s shares are in danger of being de-listed; or

•	A company’s ability to continue to operate as a going concern is uncertain.

Generally vote against proposals to approve unlimited capital authorization.

Background: Canadian jurisdictions generally permit companies to have an unlimited authorized capital. ISS prefers to see companies with a fixed maximum limit on authorized capital, with at least 30 percent of the authorized stock issued and outstanding. Limited capital structures protect against excessive dilution and can be increased when needed with shareholder approval.

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Private Placement Issuances

General Recommendation: Vote case-by-case on private placement issuances taking into account:

•	Whether other resolutions are bundled with the issuance;

•	Whether the rationale for the private placement issuance is disclosed;

•	Dilution to existing shareholders’ position:

•	Issuance that represents no more than 30 percent of the company’s outstanding shares on a non-diluted basis is considered generally acceptable;

•	Discount/premium in issuance price to the unaffected share price before the announcement of the private placement;

•	Market reaction: The market’s response to the proposed private placement since announcement; and

•	Other applicable factors, including conflict of interest, change in control/management, evaluation of other alternatives.

Generally vote for the private placement issuance if it is expected that the company will file for bankruptcy if the transaction is not approved or the company’s auditor/management has indicated that the company has going concern issues.

Background: The TSX-V requires shareholder approval for private placements where:

•	The issuance of the private placement shares would result in or be part of a transaction which would result in the creation of a new control person;

•	The issuance of the private placement shares constitutes a related party transaction in the context of Policy 5.9. In this case, disinterested shareholder approval would be required.

In addition, the TSX-V may require shareholder approval where the private placement appears to be undertaken as a defensive tactic to a takeover bid.

Allowable discounts for private placements not requiring shareholder approval are as follows:

Market Price	Maximum Discount
$0.50 or less	25%
$0.51 to $2.00	20%
Above $2.00	15%

In instances where a company will file for bankruptcy if the transaction is not approved or where a company has going concern issues, the urgent need for financing will generally override the other criteria under examination. In instances where the transaction is required for other financing purposes, the other criteria will be examined on a case-by-case basis.

Blank Cheque Preferred Stock

General Recommendation: Vote against proposals to create unlimited blank cheque preferred shares or increase blank cheque preferred shares where:

•	The shares carry unspecified rights, restrictions, and terms; or

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•	The company does not specify the purpose for the creation or increase of such shares;

Generally vote for proposals to create a reasonably limited8 number of preferred shares where both of the following apply:

•	The company has stated in writing and publicly disclosed that the shares will not be used for antitakeover purposes; and

•	The voting, conversion, and other rights, restrictions and terms of such stock where specified in the articles and are reasonable.

Dual-class Stock

General Recommendation: Vote against proposals to create a new class of common stock that will create a class of common shareholders with diminished or superior voting rights.

The following is an exceptional set of circumstances under which ISS would generally support a dual class capital structure. Such a structure must meet all of the following criteria:

•	It is required due to foreign ownership restrictions and financing is required to be done out of country[9];

•	It is not designed to preserve the voting power of an insider or significant shareholder;

•	The subordinate class may elect some board nominees;

•	There is a sunset provision; and

•	There is a coattail provision that places a prohibition on any change in control transaction without approval of the subordinate class shareholders.

Escrow Agreements

General Recommendation: Vote against an amendment to an existing escrow agreement where the company is proposing to delete all performance-based release requirements in favour of time-driven release requirements.

Rationale: On going public, certain insiders of smaller issuers must place a portion of their shares in escrow. The primary objective of holding shares in escrow is to ensure that the key principals of a company continue their interest and involvement in the company for a reasonable period after public listing.

[8]

Institutional investors have indicated low tolerance for dilutive preferred share issuances. Therefore, if the authorized preferred shares may be assigned conversion rights or voting rights when issued, the authorization should be limited to no more than 20 percent of the outstanding common shares as of record date. If the preferred share authorization proposal prohibits the assignment of conversion, voting or any other right attached which could dilute or negatively impact the common shares or the rights of common shareholders when such preferred shares are issued, a maximum authorization limit of 50 percent of the outstanding common shares as of record date may be supported taking into account the stated purpose for the authorization and other details of the proposal.

[9]	The company has disclosed that it has requested to have its shares listed for trading on a non-Canadian stock exchange.

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5.	Compensation

Advisory Vote on Executive Compensation (Say-on-Pay) Management Proposals

The following policy approach will apply to any Say on Pay resolution adopted by a TSXV company.

General Recommendation: Vote case-by-case on management proposals for an advisory shareholder vote on executive compensation (Management Say-on-Pay proposals or MSOPs).

Vote against MSOP proposals, withhold for compensation committee members (or, in rare cases where the full board is deemed responsible, all directors including the CEO), and/or against an equity-based incentive plan proposal if:

•	There is a significant misalignment between CEO pay and company performance (pay for performance);

•	The company maintains significant problematic pay practices; or

•	The board exhibits a significant level of poor communication and responsiveness to shareholders.

Primary Evaluation Factors for Executive Pay

Pay for Performance:

•

Rationale for determining compensation (e.g., why certain elements and pay targets are used, how they are used in relation to the company’s business strategy, and specific incentive plan goals, especially retrospective goals) and linkage of compensation to long-term performance;

•	Evaluation of peer group benchmarking used to set target pay or award opportunities;

•	Analysis of company performance and executive pay trends over time, taking into account ISS’ Pay for Performance policy;

•	Mix of fixed versus variable and performance versus non-performance-based pay.

Pay Practices:

•

Assessment of compensation components included in the Problematic Pay Practices policy such as: perks, severance packages, employee loans, supplemental executive pension plans, internal pay disparity, and equity plan practices (including option backdating, repricing, option exchanges, or cancellations/surrenders and re-grants, etc.);

•	Existence of measures that discourage excessive risk taking which include but are not limited to: clawbacks, holdbacks, stock ownership requirements, deferred compensation practices, etc.

Board Communications and Responsiveness:

•

Clarity of disclosure (e.g., whether the company’s Form 51-102F6 disclosure provides timely, accurate, complete, and clear information about compensation practices in both tabular format and narrative discussion);

•

Assessment of board’s responsiveness to investor concerns on compensation issues (e.g., whether the company engaged with shareholders and / or responded to majority-supported shareholder proposals relating to executive pay).

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Voting Alternatives

In general, the MSOP is the primary focus of voting on executive pay practices; dissatisfaction with compensation practices can be expressed by voting against an MSOP rather than withholding or voting against the compensation committee. If, however, there is no MSOP on the ballot, then the negative vote will apply to members of the compensation committee. In addition, in egregious cases or if the board fails to respond to concerns raised by a prior MSOP proposal, vote withhold or against compensation committee members (or, if the full board is deemed accountable, all directors). If the negative factors involve equity-based compensation, then vote against an equity-based plan proposal presented for shareholder approval.

Pay for Performance Evaluation

This policy will be applied for all MSOP resolutions.

On a case-by-case basis, ISS will evaluate the alignment of the CEO’s total compensation with company performance over time, focusing particularly on companies that have underperformed their peers over a sustained period. From a shareholder’s perspective, performance is predominantly gauged by the company’s share price performance over time. Even when financial or operational measures are used as the basis for incentive awards, the achievement related to these measures should ultimately translate into superior shareholder returns in the long term.

General Recommendation: Vote against MSOP proposals and/or vote withhold for compensation committee members (or, in rare cases where the full board is deemed responsible, all directors including the CEO) and/or against an equity-based incentive plan proposal if:

•	There is significant long-term misalignment between CEO pay and company performance.

The determination of long-term pay for performance alignment is a two-step process: step one is a quantitative screen, which includes a relative and absolute analysis on pay for performance, and step two is a qualitative assessment of the CEO’s pay and company performance. A pay for performance disconnect will be determined as follows:

Step I: Quantitative Screen

Relative:

1.

The Relative Degree of Alignment (RDA) is the difference between the company’s annualized TSR rank and the CEO’s annualized total pay rank within a peer group[10], each measured over a three-year period or less if pay or performance data is unavailable for the full three years;

[10]	The peer group is generally comprised of 11-24 companies using following criteria:

The GICS industry classification of the subject company;

The GICS industry classification of the company’s disclosed pay benchmarking peers;

•

Size constraints for revenue between 0.25X and 4X the subject company’s size (or assets for certain financial companies) and market value utilizing four market cap “buckets” (micro, small, mid and large);

•	The following order is used for GICS industry group peer selection (8-digit, 6-digit, 4-digit, or 2-digit) while pushing the subject company’s size closer to the median of the peer group.

•	Please refer to ISS’ Canadian Compensation FAQ for further details.

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In exceptional cases, peer groups may be determined on a customized basis.

2.	The Financial Performance Assessment (FPA) is the ranking of CEO total pay and company financial performance within a peer group, each measured over a three-year period;

3.	Multiple of Median (MOM) is the total compensation in the last reported fiscal year relative to the median compensation of the peer group; and

Absolute:

4.

The CEO pay-to-TSR Alignment (PTA) over the prior five fiscal years, i.e., the difference between absolute pay changes and absolute TSR changes during the prior five-year period (or less as company disclosure permits).

Step II: Qualitative Analysis

Companies identified by the methodology as having potential P4P misalignment will receive a qualitative assessment to determine the ultimate recommendation, considering a range of case-by-case factors which may include:

•

The ratio of performance- to time-based equity grants and the overall mix of performance-based compensation relative to total compensation (considering whether the ratio is more than 50 percent); standard time-vested stock options and restricted shares are not considered to be performance-based for this consideration;

•

The quality of disclosure and appropriateness of the performance measure(s) and goal(s) utilized, so that shareholders can assess the rigor of the performance program. The use of non-GAAP financial metrics also makes it challenging for shareholders to ascertain the rigor of the program as shareholders often cannot tell the type of adjustments being made and if the adjustments were made consistently. Complete and transparent disclosure helps shareholders to better understand the company’s pay for performance linkage;

•	The trend in other financial metrics, such as growth in revenue, earnings, return measures such as ROE, ROA, ROIC, etc.;

•	The use of discretionary out of plan payments or awards and the rationale provided as well as frequency of such payments or awards;

•	The trend considering prior years’ P4P concern;

•	Extraordinary situation due to a new CEO in the last reported FY;[11] and

•	Any other factors deemed relevant.

Background: The two-part methodology is a combination of quantitative and qualitative factors that more effectively drive a case-by-case evaluation. Please refer to the latest version of the Canadian Compensation Policy FAQ for a more detailed discussion of ISS’ quantitative pay-for-performance screen and peer group construction methodology.

Problematic Pay Practices

General Recommendation: Vote against MSOP resolutions and/or vote withhold for compensation committee members if the company has significant problematic compensation practices. Generally vote against equity plans if the plan is a vehicle for problematic compensation practices.

[11]

Note that the longer-term emphasis of the methodology alleviates concern about impact of CEO turnover. Thus, except in extenuating circumstances, a “new” CEO will not exempt the company from consideration under the methodology since the compensation committee is also accountable when a company is compelled to significantly “overpay” for new leadership due to prior poor performance.

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Generally vote based on the preponderance of problematic elements; however, certain adverse practices may warrant withhold or against votes on a stand-alone basis in particularly egregious cases. The following practices, while not an exhaustive list, are examples of problematic compensation practices that may warrant an against or withhold vote:

Poor disclosure practices:

•

General omission of timely information necessary to understand the rationale for compensation setting process and outcomes, or omission of material contracts, agreements or shareholder disclosure documents;

New CEO with overly generous new hire package:

•	Excessive “make whole” provisions;

•	Any of the problematic pay practices listed in this policy;

Egregious employment contracts:

•	Contracts containing multiyear guarantees for salary increases, bonuses, or equity compensation;

Employee Loans:

•	Interest free or low interest loans extended by the company to employees for the purpose of exercising options or acquiring equity to meet holding requirements or as compensation;

Excessive severance and/or change-in-control provisions:

•	Inclusion of excessive change-in-control or severance payments, especially those with a multiple in excess of 2X cash pay (salary + bonus);

•	Severance paid for a “performance termination” (i.e., due to the executive’s failure to perform job functions at the appropriate level);

•

Employment or severance agreements that provide for modified single triggers, under which an executive may voluntarily leave following a change in control without cause and still receive the severance package;

•	Perquisites for former executives such as car allowance, personal use of corporate aircraft, or other inappropriate arrangements;

•	Change-in-control payouts without loss of job or substantial diminution of job duties (single-triggered);

Abnormally large bonus payouts without justifiable performance linkage or proper disclosure:

•	Performance metrics that are changed, canceled, or replaced during the performance period without adequate explanation of the action and the link to performance;

Egregious pension/SERP (supplemental executive retirement plan) payouts:

•	Inclusion of performance-based equity awards in the pension calculation;

•	Inclusion of target (unearned) or excessive bonus amounts in the pension calculation;

•	Addition of extra years of service credited without compelling rationale;

•	No absolute limit on SERP annual pension benefits (any limit should be expressed as a dollar value);

•	No reduction in benefits on a pro-rata basis in the case of early retirement;

Excessive perks:

•

Overly generous cost and/or reimbursement of taxes for personal use of corporate aircraft, personal security systems maintenance and/or installation, car allowances, and/or other excessive arrangements relative to base salary;

Payment of dividends on performance awards:

•	Performance award grants for which dividends are paid during the period before the performance criteria or goals have been achieved, and therefore not yet earned;

Problematic option granting practices:

•	Backdating options (i.e. retroactively setting a stock option’s exercise price lower than the prevailing market value at the grant date);

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•	Springloading options (i.e. timing the grant of options to effectively guarantee an increase in share price shortly after the grant date);

•	Cancellation and subsequent re-grant of options;

Internal Pay Disparity:

•	Excessive differential between CEO total pay and that of next highest-paid named executive officer (NEO);

Absence of pay practices that discourage excessive risk taking:

•	These provisions include but are not limited to: clawbacks, holdbacks, stock ownership requirements, deferred bonus and equity award compensation practices, etc.;

•

Financial institutions will be expected to have adopted or at least addressed the provisions listed above in accordance with the Financial Stability Board’s (FSB) Compensation Practices and standards for financial companies;

Other excessive compensation payouts or problematic pay practices at the company.

Background: Shareholders are not generally permitted to vote on provisions such as change-in-control provisions or the ability of an issuer to extend loans to employees to exercise stock options, for example, when reviewing equity-based compensation plan proposals. Nor do shareholders in Canada have the ability to approve employment agreements, severance agreements, or pensions; however, these types of provisions, agreements, and contractual obligations continue to raise shareholder concerns. Therefore, ISS will review disclosure related to the various components of executive compensation and may recommend withholding from the compensation committee or against an equity plan proposal if compensation practices are unacceptable from a corporate governance perspective.

Board Communications and Responsiveness

General Recommendation: Consider the following on a case-by-case basis when evaluating ballot items related to executive pay:

•

Poor disclosure practices, including: insufficient disclosure to explain the pay setting process for the CEO and how CEO pay is linked to company performance and shareholder return; lack of disclosure of performance metrics and their impact on incentive payouts; no disclosure of rationale related to the use of board discretion when compensation is increased or performance criteria or metrics are changed resulting in greater amounts paid than that supported by previously established goals.

•	Board’s responsiveness to investor input and engagement on compensation issues, including:

•	Failure to respond to majority-supported shareholder proposals on executive pay topics;

•	Failure to respond to the company’s previous say-on-pay proposal that received support of less than 80 percent of the votes cast taking into account the ownership structure of the company.

Examples of board response include but are not limited to: disclosure of engagement efforts regarding the issues that contributed to the low level of support, specific actions taken to address the issues that contributed to the low level of support, and more rationale on pay practices.

Externally-Managed Issuers (EMIs)

General Recommendation: Vote case-by-case on say-on-pay resolutions where provided, or on individual directors, committee members, or the entire board as appropriate, when an issuer is externally-managed and has provided minimal or no disclosure about their management services agreements and how senior management is compensated. Factors taken into consideration may include but are not limited to:

•	The size and scope of the management services agreement;

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•	Executive compensation in comparison to issuer peers and/or similarly structured issuers;

•	Overall performance;

•	Related party transactions;

•	Board and committee independence;

•	Conflicts of interest and process for managing conflicts effectively;

•	Disclosure and independence of the decision-making process involved in the selection of the management services provider;

•	Risk mitigating factors included within the management services agreement such as fee recoupment mechanisms;

•	Historical compensation concerns;

•	Executives’ responsibilities; and

•	Other factors that may reasonably be deemed appropriate to assess an externally-managed issuer’s governance framework.

Background: Externally-managed issuers (EMIs) typically pay fees to outside firms in exchange for management services. In most cases, some or all of the EMI’s executives are directly employed and compensated by the external management firm.

EMIs typically do not disclose details of the management agreement in their proxy statements and only provide disclosure on the aggregate amount of fees paid to the manager, with minimal or incomplete compensation information.

Say-on-pay resolutions are voluntarily adopted in Canada. Some investor respondents to ISS’ 2015-16 ISS Global Policy Survey indicated that in cases where an externally managed company does not have a say-on-pay proposal (i.e., ‘withhold’ votes may be recommended for individual directors), factors other than disclosure should be considered, such as performance, compensation and expenses paid in relation to peers, board and committee independence, conflicts of interest, and pay-related issues. Policy outreach sessions conducted with Canadian institutional investors resulted in identical feedback.

Equity-Based Compensation Plans

General Recommendation: Vote on a case-by-case basis on share-based compensation plans. Generally vote against an equity compensation plan proposal if:

•	The basic dilution (i.e. not including warrants or shares reserved for equity compensation) represented by all equity compensation plans is greater than 10 percent;

•	The average annual burn rate is greater than 5 percent per year (generally averaged over most recent three- year period and rounded to nearest whole number for policy application purposes);

•	The plan expressly permits the repricing of options without shareholder approval and the company has repriced options within the past three years;

•	The plan is a rolling equity plan that enables auto-replenishment of share reserves without requiring periodic shareholder approval of at least every three years (i.e. evergreen plan).

Generally vote withhold for the continuing compensation committee members, (or, where no compensation committee has been identified, the board chair or full board), if the company maintains an evergreen plan (including those adopted prior to an initial public offering) and has not sought shareholder approval in the past two years and does not seek shareholder approval of the plan at the meeting.

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Repricing Proposals

General Recommendation: Vote against management proposals to reprice outstanding options. The following and any other adjustments that can be reasonably considered repricing will generally not be supported: reduction in exercise price or purchase price, extension of term for outstanding options, cancellation and reissuance of options, substitution of outstanding options with other awards or cash.

Background: Canadian institutional investors have long opposed option repricing. Market deterioration is not an acceptable reason for companies to reprice stock options.

The extension of option terms is also unacceptable. Options are not meant to be a no-risk proposition and may lose their incentive value if the term can be extended when the share price dips below the exercise price. Shareholders approve option grants on the basis that recipients have a finite period during which to increase shareholder value, typically five to ten years. As a company would not shorten the term of an option to rein in compensation during, for example, a profitable bull market run, it is not expected to extend the term during a market downturn when shareholders suffer a decrease in shareholder value.

Other Compensation Plans

Venture issuers tend to rely heavily on stock option plans as an alternative to cash compensation. In the event that a Venture issuer has an Employee Stock Purchase Plan or Deferred Share Unit Plan, we have included the following guidelines which are substantially similar to those for TSX listed issuers.

Employee Stock Purchase Plans (ESPPs, ESOPs)

Venture companies do not usually implement these kinds of plans. In the event that shareholders are asked to approve a share purchase plan, votes should be determined on a case-by-case basis.

General Recommendation: Vote for broadly based (preferably all employees of the company with the exclusion of individuals with 5 percent or more beneficial ownership of the company) employee stock purchase plans where all of the following apply:

•	Reasonable limit on employee contribution (may be expressed as a fixed dollar amount or as a percentage of base salary excluding bonus, commissions and special compensation);

•	Employer contribution of up to 25 percent of employee contribution and no purchase price discount;

•	Purchase price is at least 80 percent of fair market value with no employer contribution;

•	Potential dilution together with all other equity-based plans is 10 percent of outstanding common shares or less.

Treasury funded ESPPs, as well as market purchase funded ESPPs requesting shareholder approval, will be considered to be incentive-based compensation if the employer match is greater than 25 percent of the employee contribution.

ESPPs that require the authorization of treasury shares for issuance in payment of the deferred units would be evaluated on a dilution, eligibility and administration basis.

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Management Deferred Share Unit (DSU) Plans

General Recommendation: Vote for deferred compensation plans if:

•	Potential dilution together with all other equity-based compensation is 10 percent of the outstanding common shares or less;

•	The average annual burn rate is no more than 5 percent per year (generally averaged over most recent three- year period and rounded to the nearest whole number for policy application purposes).

Non-Employee Director (NED) Deferred Share Unit (DSU) Plans

General Recommendation: Vote for a NED deferred compensation plan if DSUs may ONLY be granted in lieu of cash fees on a value for value basis (no discretionary or other grants are permitted).

General Recommendation: Vote for NED deferred compensation plans that permit discretionary grants or a company match or top-up provision (not ONLY in lieu of cash fees) if:

•	Potential dilution together with all other equity-based compensation is 10 percent of the outstanding common shares or less;

•	The average annual burn rate is no more than 5 percent per year (generally averaged over most recent three- year period and rounded to the nearest whole number for policy application purposes).

In addition, ISS will consider other elements to assess whether a DSU plan is deemed to be overall beneficial to shareholders’ interests when determining vote recommendations. Other elements of director compensation evaluated in conjunction with DSU plan proposals may include but are not limited to:

•	The mix of remuneration between cash and equity;

•	Other forms of equity-based compensation, i.e. stock options, restricted stock; and

•	Vesting schedule or mandatory deferral period.

Background: Deferred compensation arrangements generally encourage share ownership in the company and are usually designed to compensate outside directors by granting share awards that are held for a period of time before payment or settlement thus aligning their interests with the long-term interests of shareholders, and by allowing them the opportunity to take all or a portion of their annual retainer in the form of deferred units.

Shareholder Proposals on Compensation

General Recommendation: Vote on a case-by-case basis for shareholder proposals targeting executive and director pay, taking into account:

•	The target company’s performance, absolute and relative pay levels as well as the wording of the proposal itself.

Vote for shareholder proposals requesting that the exercise of some, but not all stock options be tied to the achievement of performance hurdles.

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6.	Social/Environmental Issues

Global Approach – E&S Shareholder Proposals

ISS applies a common approach globally to evaluating social and environmental proposals which cover a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short or long term.

General Recommendation: Generally vote case-by-case, examining primarily whether implementation of the proposal is likely to enhance or protect shareholder value. The following factors will be considered:

•	If the issues presented in the proposal are being appropriately or effectively dealt with through legislation or government regulation;

•	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

•	Whether the proposal’s request is unduly burdensome (scope or timeframe) or overly prescriptive;

•	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

•	Whether there are significant controversies, fines, penalties, or litigation associated with the company’s practices related to the issue(s) raised in the proposal;

•

If the proposal requests increased disclosure or greater transparency, whether reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

•

If the proposal requests increased disclosure or greater transparency, whether implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Say on Climate (SoC) Management Proposals

General Recommendation: Vote case-by-case on management proposals that request shareholders to approve the company’s climate transition action plan12, taking into account the completeness and rigor of the plan. Information that will be considered where available includes the following:

•	The extent to which the company’s climate related disclosures are in line with TCFD recommendations and meet other market standards;

•	Disclosure of its operational and supply chain GHG emissions (Scopes 1, 2, and 3);

•	The completeness and rigor of company’s short-, medium-, and long-term targets for reducing operational and supply chain GHG emissions (Scopes 1, 2, and 3 if relevant);

•	Whether the company has sought and approved third-party approval that its targets are science-based;

•	Whether the company has made a commitment to be “net zero” for operational and supply chain emissions (Scopes 1, 2, and 3) by 2050;

•	Whether the company discloses a commitment to report on the implementation of its plan in subsequent years;

•	Whether the company’s climate data has received third-party assurance;

[12]	Variations of this request also include climate transition related ambitions, or commitment to reporting on the implementation of a climate plan.

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•	Disclosure of how the company’s lobbying activities and its capital expenditures align with company strategy;

•	Whether there are specific industry decarbonization challenges; and

•	The company’s related commitment, disclosure, and performance compared to its industry peers.

Say on Climate (SoC) Shareholder Proposals

General Recommendation: Vote case-by-case on shareholder proposals that request the company to disclose a report providing its GHG emissions levels and reduction targets and/or its upcoming/approved climate transition action plan and provide shareholders the opportunity to express approval or disapproval of its GHG emissions reduction plan, taking into account information such as the following:

•	The completeness and rigor of the company’s climate-related disclosure;

•	The company’s actual GHG emissions performance;

•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to its GHG emissions; and

•	Whether the proposal’s request is unduly burdensome (scope or timeframe) or overly prescriptive.

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# ASIA-PACIFIC REGION

Proxy Voting Guidelines
Benchmark Policy Recommendations

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B-431

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Coverage Universe

This document applies to all Asian Pacific markets (excluding Australia, New Zealand China, Japan, Hong Kong, Singapore, India, and Korea, which have separate market policies). Currently this includes Thailand, Malaysia, the Philippines, Indonesia, Pakistan, Bangladesh, Sri Lanka, Vietnam, and Papua New Guinea. Any Asian Pacific markets added to ISS coverage would likely be included under this regional policy.

1. Operational Items

Approval of Financial Statements and Statutory Reports

General Recommendation: Generally vote for approval of financial statements, report of board of directors, supervisors, and independent directors and other statutory reports unless there are concerns about the accounts presented or audit procedures used.

Appointment of Auditors and Auditor Fees

General Recommendation: Generally vote for the (re)election of auditors and/or proposals authorizing the board to fix auditor fees, unless:

•	There are serious concerns about the accounts presented or the audit procedures used;

•	The auditors are being changed without explanation; or

•	Non-audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.

In circumstances where fees for non-audit services include fees related to significant one-time capital structure events (initial public offerings, bankruptcy emergencies, and spinoffs) and the company makes public disclosure of the amount and nature of those fees, which are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit fees.

For concerns related to the audit procedures, independence of auditors, and/or name of auditors, ISS may recommend against the auditor (re)election. For concerns related to fees paid to the auditors, ISS may recommend against remuneration of auditors if this is a separate voting item; otherwise ISS may recommend against the auditor election.

Appointment of Internal Statutory Auditors

General Recommendation: Generally vote for the appointment or (re)election of statutory auditors, unless:

•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

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Allocation of Income/Dividend Distribution

General Recommendation: Generally vote for approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently low without adequate explanation; or

•	The payout is excessive given the company’s financial position.

Stock (Scrip) Dividend Alternative

General Recommendation: Generally vote for most stock (scrip) dividend proposals.

Vote against proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

General Recommendation: Vote amendments to the articles of association on a case-by-case basis.

Change in Company Fiscal Term

General Recommendation: Generally vote for resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

General Recommendation: Generally vote against resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

General Recommendation: Vote proposals to amend quorum requirements for shareholder meetings on a case-by-case basis.

Transact Other Business

General Recommendation: Vote against other business when it appears as a voting item.

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2. Board of Directors

Director Elections

General Recommendation: Generally vote for management nominees in the election of directors, except for the following:

Independence

Overall Board Independence: Per the independence standards in ISS’ Classification of Directors, vote against non-independent director nominees:

•	For Malaysia, Thailand, and the Philippines, if the board is less than one-third independent;

•	For Sri Lanka and Pakistan, if independent directors represent less than the higher of two independent directors or one-third of the board; or

•	For Bangladesh, if the board is less than one-fifth independent.

Committee Independence:

•	For Malaysia, Thailand, Bangladesh, Pakistan, and Sri Lanka, vote against an executive director serving on the audit, remuneration, or nomination committees.

In making the above recommendations, ISS generally will not recommend against the election of a CEO/president, executive chairman, or founder who is integral to the company.

Employee Representatives: Vote for employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees. Vote against employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

Composition

Attendance:

•	Vote against individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed);

•

For Malaysia, Thailand, and the Philippines, vote against the election of a board-nominated candidate who has attended less that 75 percent of board and key committee meetings over the most recent fiscal year without a satisfactory explanation. For Bangladesh, Pakistan, and Sri Lanka, vote against if he/she attended less than 75 percent of board meetings[1] without a satisfactory explanation. Acceptable reasons for director absences are generally limited to the following:

•	Medical issues/illness;

•	Family emergencies;

•	The director has served on the board for less than a year; and

•	Missing only one meeting (when the total of all meetings is three or fewer).

[1]

Attendance disclosure for some markets is for board meetings only, others will provide disclosure for both board and committee meetings. See pages 10-12 of the 2017 ISS Asia-Pacific Policy Updates for a comparison chart of attendance disclosure.

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Generally, vote against the director nominees if no disclosure of board attendance is provided in the latest fiscal year.

Overboarding:

For the Philippines, vote against the election of a board-nominated candidate who sits on more than a total of five (5) publicly-listed boards.

Gender Diversity:

For Malaysia, generally vote against all members of the nomination committee up for reelection if the board has no woman director. For companies with market capitalization of below MYR 2 billion as at Dec. 31, 2021, this policy will be effective for meetings on or after June 1, 2023.

In making these recommendations, ISS generally will not recommend against the election of a CEO/president, executive chairman, or founder who is integral to the company.

Accountability

Problematic Audit-Related Practices:

Generally vote against all members of the audit committee up for reelection if:

•	The non-audit fees paid to the auditor are excessive[2]; or

•	The company did not disclose the audit fees and/or non-audit fees in the latest fiscal year.

Climate Accountability

For companies that are significant greenhouse gas (GHG) emitters, through their operations or value chain3, generally vote against the responsible incumbent director(s), or any other appropriate item(s) in cases where ISS determines that the company is not taking the minimum steps needed to understand, assess, and mitigate risks related to climate change to the company and the larger economy.

Minimum steps to understand and mitigate those risks are considered to be the following. Both minimum criteria will be required to be in alignment with the policy:

•	Detailed disclosure of climate-related risks, such as according to the framework established by the Task Force on Climate-related Financial Disclosures (TCFD), including:

•	Board governance measures;

•	Corporate strategy;

•	Risk management analyses; and

•	Metrics and targets.

•	Appropriate GHG emissions reduction targets.

[2]

The non-audit fees have constituted more than 50 percent of the total auditor compensation during the fiscal year. ISS will make an exception if the excessive non-audit fees are in relation to special projects or due to unusual circumstances and are not recurring in nature and are unlikely to create conflicts of interest.

[3]	Companies defined as "significant GHG emitters" will be those on the current Climate Action 100+ Focus Group list.

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At this time, "appropriate GHG emissions reductions targets" will be medium-term GHG reduction targets or Net Zero-by-2050 GHG reduction targets for a company’s operations (Scope 1) and electricity use (Scope 2). Targets should cover the vast majority of the company’s direct emissions.

Governance Failures:

Vote against the election of directors if:

•	The name(s) of the nominee(s) is not disclosed in a timely manner prior to the meeting.

•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards.

Under extraordinary circumstances, vote against individual directors, members of a committee, or the entire board, due to:

•	Material failures of governance, stewardship, risk oversight (including, but not limited to, environmental, social, and climate change issues), or fiduciary responsibilities at the company;

•	Failure to replace management as appropriate; or

•

Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

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Classification of Directors

Executive Director

•	Employee or executive of the company or a wholly-owned subsidiary of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

•	Any director who is attested by the board to be a non-independent NED;

•	Any director specifically designated as a representative of a shareholder of the company;

•	Any director who is also an employee or executive of a significant[1] shareholder of the company;

•	Any director who is also an employee or executive of a subsidiary, associate, joint venture, or company that is affiliated with a significant[1] shareholder of the company;

•	Any director who is nominated by a dissenting significant shareholder, unless there is a clear lack of material[2] connection with the dissident, either currently or historically;

•

Beneficial owner (direct or indirect) of at least 10 percent of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10 percent individually, but collectively own more than 10 percent), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

•

Currently provides or has provided (or a relative[3] provides) professional services[4] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in the latest fiscal year in excess of USD 10,000 per year;

•

Represents customer, supplier, creditor, banker, or other entity with which the company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test[5]);

•	Any director who has a conflicting relationship with the company, including but not limited to cross-directorships with executive directors or the chairman of the company;

•	Relative[3] of a current employee or executive of the company or its affiliates;

•	Relative[3] of a former employee or executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee or executive;

•	Former employee or executive (five-year cooling off period);

•	For the Philippines, any director who has served more than nine years, unless the company provides sufficient and clear justification that the director is independent;

•	For Malaysia, any director who has served more than nine years, unless the confirmation of independence is approved at a General Meeting;

•	Any additional relationship or principle considered to compromise independence under local corporate governance best practice guidance.

Independent NED

•	No material[2] connection, either directly or indirectly, to the company (other than a board seat) or the dissenting significant shareholder.

Employee Representative

•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Footnotes:

[1]	At least 10 percent of the company’s stock, unless market best practice dictates a lower ownership and/or disclosure threshold.
[2]

For purposes of ISS’ director independence classification, “material” will be defined as a standard of relationship financial, personal, or otherwise that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

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[3]

"Relative" follows the definition of "immediate family members" which covers spouses, parents, children, stepparents, stepchildren, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

[4]

Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

[5]

A business relationship may be material if the transaction value (of all outstanding transactions) entered into between the company and the company or organization with which the director is associated is equivalent to either 1 percent of the company’s turnover or 1 percent of the turnover of the company or organization with which the director is associated. OR, A business relationship may be material if the transaction value (of all outstanding financing operations) entered into between the company and the company or organization with which the director is associated is more than 10 percent of the company’s shareholder equity or the transaction value, (of all outstanding financing operations), compared to the company’s total assets, is more than 5 percent.

Contested Director Elections

General Recommendation: For contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, ISS will make its recommendation on a case-by-case basis, determining which directors are best suited to add value for shareholders.

The analysis will generally be based on, but not limited to, the following major decision factors:

•	Company performance relative to its peers;

•	Strategy of the incumbents versus the dissidents;

•	Independence of directors/nominees;

•	Experience and skills of board candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment;

•	Responsiveness to shareholders;

•	Whether a takeover offer has been rebuffed;

•	Whether minority or majority representation is being sought.

When analyzing a contested election of directors, ISS will generally focus on two central questions: (1) Have the dissidents proved that board change is warranted? And (2) if so, are the dissident board nominees likely to effect positive change (i.e., maximize long-term shareholder value).

Discharge of Directors

General Recommendation: Generally vote for the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies as to whether the board is fulfilling its fiduciary duties, as evidenced by:

•

A lack of oversight or actions by board members that invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

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•

Any legal proceedings (either civil or criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

•	Other egregious governance issues where shareholders will bring legal action against the company or its directors.

For markets that do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.

Director, Officer, and Auditor Indemnification and Liability Provisions

General Recommendation: Vote proposals seeking indemnification and liability protection for directors and officers on a case-by-case basis.

Vote against proposals to indemnify external auditors.

Board Structure

General Recommendation: Generally vote for proposals to fix board size.

Vote against the introduction of classified boards and mandatory retirement ages for directors.

Vote against proposals to alter board structure or size in the context of a fight for control of the company or the board.

3. Capital Structure

Share Issuance Requests

General Issuances

General Recommendation: Generally vote for issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote for issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Malaysia:

For companies listed on the Main Market and ACE Market of the Bursa Malaysia Securities Bhd (Exchange), vote for issuance requests without preemptive rights to a maximum of 10 percent of currently issued capital.

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For real estate investment trusts (REITs), vote for issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances

General Recommendation: Vote on a case-by-case basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

General Recommendation: Generally vote for non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote for specific proposals to increase authorized capital to any amount, unless:

•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote against proposals to adopt unlimited capital authorizations.

Reduction of Capital

General Recommendation: Generally vote for proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a case-by-case basis.

Capital Structures

General Recommendation: Vote for resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote against requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.

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Preferred Stock

General Recommendation: Generally vote for the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Generally vote for the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Generally vote against the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Generally vote against the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a case-by-case basis.

Debt Issuance Requests

General Recommendation: Vote non-convertible debt issuance requests on a case-by-case basis, with or without preemptive rights.

Vote for the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Vote for proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

General Recommendation: Vote proposals to approve the pledging of assets for debt on a case-by-case basis.

Increase in Borrowing Powers

General Recommendation: Vote proposals to approve increases in a company’s borrowing powers on a case-by-case basis.

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Share Repurchase Plans

General Recommendation: Generally vote for market repurchase authorities (share repurchase programs) if the terms comply with the following criteria:

•	A repurchase limit of up to 10 percent of outstanding issued share capital;

•	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and

•	A duration of no more than five years, or such lower threshold as may be set by applicable law, regulation or code of governance best practice.

Authorities to repurchase shares in excess of the 10 percent repurchase limit will be assessed on a case-by-case basis. ISS may support such share repurchase authorities under special circumstances, which are required to be publicly disclosed by the company, provided that, on balance, the proposal is in shareholders’ interests. In such cases, the authority must comply with the following criteria:

•	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and

•	A duration of no more than 18 months.

In markets where it is normal practice not to provide a repurchase limit, ISS will evaluate the proposal based on the company’s historical practice. However, ISS expects companies to disclose such limits and, in the future, may recommend a vote against companies that fail to do so. In such cases, the authority must comply with the following criteria:

•	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and

•	A duration of no more than 18 months.

In addition, vote against any proposal where:

•	The repurchase can be used for takeover defenses;

•	There is clear evidence of abuse;

•	There is no safeguard against selective buybacks; and/or

•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.

Reissuance of Repurchased Shares

General Recommendation: Generally vote for requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

General Recommendation: Vote for requests to capitalize reserves for bonus issues of shares or to increase par value.

4. Compensation

Compensation Plans

General Recommendation: Vote compensation plans on a case-by-case basis.

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Director Compensation

General Recommendation: Generally vote for proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a case-by-case basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a case-by-case basis.

Generally vote against proposals to introduce retirement benefits for non-executive directors.

5. Reorganizations/Restructurings

General Recommendation: Vote reorganizations and restructurings on a case-by-case basis.

6. Mergers and Acquisitions

For every M&A analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

General Recommendation: Vote case-by-case on mergers and acquisitions taking into account the following:

•

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, ISS places emphasis on the offer premium, market reaction, and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.

•

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? ISS will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

•

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote against if the companies do not provide sufficient information upon request to make an informed voting decision.

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7. Miscellaneous and Other Proposals

Expansion of Business Activities

General Recommendation: Vote for resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions

General Recommendation: In evaluating resolutions that seek shareholder approval on related-party transactions (RPTs), vote on a case-by-case basis, considering factors including, but not limited to, the following:

•	The parties on either side of the transaction;

•	The nature of the asset to be transferred/service to be provided;

•	The pricing of the transaction (and any associated professional valuation);

•	The views of independent directors (where provided);

•	The views of an independent financial adviser (where appointed);

•	Whether any entities party to the transaction (including advisers) is conflicted; and

•	The stated rationale for the transaction, including discussions of timing.

If there is a transaction that ISS deemed problematic and that was not put to a shareholder vote, ISS may recommend against the election of the director(s) involved in the related-party transaction or against the full board.

Mandatory Takeover Bid Waivers

General Recommendation: Vote proposals to waive mandatory takeover bid requirements on a case-by-case basis.

Reincorporation Proposals

General Recommendation: Vote reincorporation proposals on a case-by-case basis.

8. Anti-Takeover Mechanisms

General Recommendation: Generally vote against all anti-takeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

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9. Shareholder Proposals

General Recommendation: Vote shareholder proposals on a case-by-case basis.

Generally vote for proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Generally vote against proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

10. Social and Environmental Issues

General Approach

ISS applies a common approach globally to evaluating social and environmental proposals which cover a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short or long term.

General Recommendation: Generally vote case-by-case, examining primarily whether implementation of the proposal is likely to enhance or protect shareholder value. The following factors will be considered:

•	If the issues presented in the proposal are being appropriately or effectively dealt with through legislation or government regulation;

•	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

•	Whether the proposal’s request is unduly burdensome (scope or timeframe) or overly prescriptive;

•	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

•	Whether there are significant controversies, fines, penalties, or litigation associated with the company’s practices related to the issue(s) raised in the proposal;

•

If the proposal requests increased disclosure or greater transparency, whether reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

•

If the proposal requests increased disclosure or greater transparency, whether implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

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Say on Climate (SoC) Management Proposals

General Recommendation: Vote case-by-case on management proposals that request shareholders to approve the company’s climate transition action plan4, taking into account the completeness and rigor of the plan. Information that will be considered where available includes the following:

•	The extent to which the company’s climate related disclosures are in line with TCFD recommendations and meet other market standards;

•	Disclosure of its operational and supply chain GHG emissions (Scopes 1, 2, and 3);

•	The completeness and rigor of company’s short-, medium-, and long-term targets for reducing operational and supply chain GHG emissions (Scopes 1, 2, and 3 if relevant);

•	Whether the company has sought and approved third-party approval that its targets are science-based;

•	Whether the company has made a commitment to be “net zero” for operational and supply chain emissions (Scopes 1, 2, and 3) by 2050;

•	Whether the company discloses a commitment to report on the implementation of its plan in subsequent years;

•	Whether the company’s climate data has received third-party assurance;

•	Disclosure of how the company’s lobbying activities and its capital expenditures align with company strategy;

•	Whether there are specific industry decarbonization challenges; and

•	The company’s related commitment, disclosure, and performance compared to its industry peers.

Say on Climate (SoC) Shareholder Proposals

General Recommendation: Vote case-by-case on shareholder proposals that request the company to disclose a report providing its GHG emissions levels and reduction targets and/or its upcoming/approved climate transition action plan and provide shareholders the opportunity to express approval or disapproval of its GHG emissions reduction plan, taking into account information such as the following:

•	The completeness and rigor of the company’s climate-related disclosure;

•	The company’s actual GHG emissions performance;

•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to its GHG emissions; and

•	Whether the proposal’s request is unduly burdensome (scope or timeframe) or overly prescriptive.

[4]	Variations of this request also include climate transition related ambitions, or commitment to reporting on the implementation of a climate plan.

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11. Foreign Private Issuers Listed on U.S. Exchanges

Foreign private issuers (“FPIs”) are defined as companies whose business is administered principally outside the U. S., with more than 50 percent of assets located outside the U.S.; a majority of whose directors/officers are not U.S. citizens or residents; and a majority of whose outstanding voting shares are held by non-residents of the U.S.

Companies that are incorporated outside of the U.S. and listed solely on U.S. exchanges, where they qualify as FPIs, will be subject to the following policy:

General Recommendation: Vote against (or withhold from) non-independent director nominees at companies which fail to meet the following criteria: a majority-independent board, and the presence of an audit, a compensation, and a nomination committee, each of which is entirely composed of independent directors.

Where the design and disclosure levels of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy will be used to evaluate the compensation plan proposals. In all other cases, equity compensation plans will be evaluated according to ISS’ Asia-Pacific Regional Proxy Voting Guidelines.

All other voting items will be evaluated using the relevant ISS regional or market proxy voting guidelines.

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# HONG KONG

## Proxy Voting Guidelines
## Benchmark Policy Recommendations

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B-451

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1. Overview

Hong Kong companies are required to present the summary of its financial report within four months after the end of the financial year. Public companies must hold their AGM within a period of 15 months from the last convened AGM. The following resolutions are commonly seen at a shareholder meeting:

•	Approval of financial statements and statutory reports;

•	Dividend distribution;

•	Election of directors;

•	Approval of remuneration of directors;

•	Election of supervisors;

•	Auditor appointment and approval of auditor remuneration;

•	Capital raising requests;

•	Compensation proposals.

Other items that may be submitted for shareholder approval include:

•	Related-party transactions;

•	Amendments to articles of associations;

•	Debt issuance requests;

•	Provision of guarantees;

•	Mergers and acquisitions.

Policies in this document are presented in the order that generally appears on the ballot.

2. Operational Items

Approval of Financial Statements and Statutory Reports

General Recommendation: Generally vote for approval of financial statements, report of board of directors, supervisors, and independent directors and other statutory reports unless there are concerns about the accounts presented or audit procedures used.

Dividend Distribution

General Recommendation: Generally vote for approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently low without adequate explanation; or

•	The payout is excessive given the company’s financial position.

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3. Board of Directors

The SEHK listing rules require that at least three independent non-executive directors be appointed to boards of listed companies or at least one-third of the board be independent, whichever is higher. Companies are likewise required to form audit committees composed entirely of non-executive directors, a majority of whom including the chairman must be independent. The committee must have at least one independent director with appropriate professional qualifications or accounting or related financial management expertise. The establishment of a remuneration committee is also required in Hong Kong, and the committee must be majority independent, including the chairman. Insiders are allowed to serve on the remuneration committee so long as the committee is majority independent. Companies listed in Hong Kong must also establish a nomination committee, or explain the reasons of noncompliance. The nomination committee must comprise of a majority of independent directors, and must be chaired by either an independent director or the chairman of the board.

Voting for Director Nominees in Uncontested Elections

General Recommendation: Generally vote for the re/election of directors, unless:

Independence:

•	The nominee has been a partner of the company’s auditor within the last three years, and serves on the audit committee;

•	Any non-independent director nominees where the board is less than one-third independent under ISS’ classification of directors;[1]

•	The nominee is an executive director serving on the audit committee;

•	The nominee is an executive director serving on the remuneration committee or nomination committee, and the committee is not majority independent;

•

The nominee is a non-independent director serving as the chairman of the audit committee, remuneration committee, and/or nomination committee (except for a non-independent director serving as chairman of the nomination committee who also serves as the chairman of the board).

When the board does not have a formal audit committee, remuneration committee, and/or nomination committee, vote against if:

•	The nominee is an executive director and the board is not majority independent;[1]

•	The nominee is a non-independent chairman of the board.

Under the ISS Classification of Directors, an independent non-executive director shall be considered non-independent if such director serves as a director for more than nine years, and the company fails to disclose the reasons why such director should still be considered independent, or where such reasons raise concerns regarding the director’s true level of independence.

Composition:

•

The nominee has attended less than 75 percent of board and key committee meetings over the most recent fiscal year, without a satisfactory explanation. The calculation of director attendance will not include meetings attended by alternate directors. Acceptable reasons for director absences are generally limited to the following:

•	Medical issues/illness;

[1]

Not applicable if the lack of board independence is due to the immediate retirement, abrupt resignation, or death of an independent non-executive director, provided that the company mentioned or announced a definite timeline of up to three months for the appointment of a new independent non-executive director to have adequate level of board independence.

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•	Family emergencies;

•	The director has served on the board for less than a year;

•	Conflict of interest with the resolution(s) to be discussed in the board or committee meeting; and

•	Missing only one meeting (when the total of all meetings is three or fewer).

•	The nominee sits on more than six[2] public company boards.

In making any of the above recommendations on the election of directors, ISS generally will not recommend against the election of a CEO, managing director, executive chairman, or founder whose removal from the board would be expected to have a material negative impact on shareholder value.

Accountability:

Problematic Audit-Related Practices

Generally vote against all members of the audit committee3 up for reelection if:

•	The non-audit fees paid to the auditor are excessive; or

•	The company did not disclose the audit fees and/or non-audit fees in the latest fiscal year.

Climate Accountability

For companies that are significant greenhouse gas (GHG) emitters, through their operations or value chain4, generally vote against the responsible incumbent director(s), or any other appropriate item(s) in cases where ISS determines that the company is not taking the minimum steps needed to understand, assess, and mitigate risks related to climate change to the company and the larger economy.

Minimum steps to understand and mitigate those risks are considered to be the following. Both minimum criteria will be required to be in alignment with the policy:

•	Detailed disclosure of climate-related risks, such as according to the framework established by the Task Force on Climate-related Financial Disclosures (TCFD), including:

•	Board governance measures;

•	Corporate strategy;

•	Risk management analyses; and

•	Metrics and targets.

•	Appropriate GHG emissions reduction targets.

At this time, “appropriate GHG emissions reductions targets” will be medium-term GHG reduction targets or Net Zero-by-2050 GHG reduction targets for a company’s operations (Scope 1) and electricity use (Scope 2). Targets should cover the vast majority of the company’s direct emissions.

Governance Failures

Under extraordinary circumstances, vote against or withhold from individual directors, members of a committee, or the entire board, due to:

[2]

A commitment to reduce the number of boards to six or fewer by the next annual meeting will be considered. The commitment would need to be disclosed prior to the AGM in the relevant meeting materials, such as the meeting notice, circular, or annual report.

[3]	Except for directors newly-appointed to the committee or who served on the committee for a partial year, who are considered on a case-by-case basis.
[4]	Companies defined as ‘‘significant GHG emitters” will be those on the current Climate Action 100+ Focus Group list.

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•	Material failures of governance, stewardship, risk oversight (including, but not limited to, environmental, social, and climate change issues), or fiduciary responsibilities at the company;

•	Failure to replace management as appropriate; or

•

Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

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Classification of Directors

Executive Director

•	Employee or executive of the company or a wholly-owned subsidiary of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

•	Any director who is attested by the board to be a non-independent NED;

•	Any director specifically designated as a representative of a shareholder of the company;

•	Any director who is also an employee or executive of a significant[1] shareholder of the company;

•	Any director who is also an employee or executive of a subsidiary, associate, joint venture, or company that is affiliated with a significant[1] shareholder of the company;

•	Any director who is nominated by a dissenting significant shareholder, unless there is a clear lack of material[2] connection with the dissident, either currently or historically;

•

Beneficial owner (direct or indirect) of at least 10 percent of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10 percent individually, but collectively own more than 10 percent), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

•

Currently provides or has provided (or a relative[3] provides) during the most recently concluded financial year under review professional services[4] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of USD 10,000 per year;

•

Represents customer, supplier, creditor, banker, or other entity with which the company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test[5]);

•	Any director who has a conflicting relationship with the company, including but not limited to cross-directorships with executive directors or the chairman of the company;

•	Relative[3] of a current employee or executive of the company or its affiliates;

•	Relative[3] of a former employee or executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee or executive;

•	Former employee or executive (five-year cooling off period);

•

Directors with a tenure exceeding nine years will be considered non-independent, unless the company provides sufficient and clear justification that the director is independent despite his long tenure.

•	Any additional relationship or principle considered to compromise independence under local corporate governance best practice guidance.

Independent NED

•	No material[2] connection, either directly or indirectly, to the company (other than a board seat) or the dissenting significant shareholder.

Employee Representative

•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Footnotes:

[1]	At least 10 percent of the company’s stock, unless market best practice dictates a lower ownership and/or disclosure threshold.
[2]

For purposes of ISS’ director independence classification, “material” will be defined as a standard of relationship financial, personal, or otherwise that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

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[3]

“Relative” follows the definition of “immediate family members” which covers spouses, parents, children, stepparents, stepchildren, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

[4]

Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

[5]

A business relationship may be material if the transaction value (of all outstanding transactions) entered into between the company and the company or organization with which the director is associated is equivalent to either 1 percent of the company’s turnover or 1 percent of the turnover of the company or organization with which the director is associated. OR, A business relationship may be material if the transaction value (of all outstanding financing operations) entered into between the company and the company or organization with which the director is associated is more than 10 percent of the company’s shareholder equity or the transaction value, (of all outstanding financing operations), compared to the company’s total assets, is more than 5 percent.

Voting for Director Nominees in Contested Elections

General Recommendation: Vote case-by-case on the election of directors in contested elections, including election of shareholder nominees or the dismissal of incumbent directors. For shareholder nominees, ISS places the persuasive burden on the nominee or the proposing shareholder to prove that they are better suited to serve on the board than management’s nominees. Serious consideration of shareholder nominees will be given only if there are clear and compelling reasons for the nominee to join the board. These nominees must also demonstrate a clear ability to contribute positively to board deliberations; some nominees may have hidden or narrow agendas and may unnecessarily contribute to divisiveness among directors.

The major decision factors are:

•	Company performance relative to its peers

•	Strategy of the incumbents versus the dissidents

•	Independence of directors/nominees

•	Experience and skills of board candidates

•	Governance profile of the company

•	Evidence of management entrenchment

•	Responsiveness to shareholders

•	Whether a takeover offer has been rebuffed.

When analyzing proxy contests/shareholder nominees, ISS focuses on two central questions:

(1)	Have the dissidents proved that board change is warranted? and
(2)	If so, are the dissident board nominees likely to effect positive change (i.e., maximize long-term shareholder value)?

It is not, however, uncommon in China and Hong Kong for a major shareholder to propose shareholder nominees. While these candidates are technically shareholder nominees, they are usually presented with consent of and often at the request of management. ISS treats the election of these shareholder nominees as uncontested director election unless there is an indication of director contest.

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4. Board of Supervisors

Company Law of China requires companies incorporated in the country to establish a supervisory board, and this board should consist of at least three members, with no less than one-third representing mass employees. These employee representatives are elected by employees and are not subject to shareholder approval in general meetings. Directors and senior executives are prohibited from serving as supervisors.

These supervisory boards are charged with overseeing company finances and supervising the conduct of directors and senior executives, with supervisors typically nominated by major shareholders of the company.

Election of Supervisors

General Recommendation: Generally vote for such candidates unless:

•	He or she is a senior executive or director of the company;

•	He or she has been a partner of the company’s auditor within the last three years; or

•	There are concerns about the performance or conduct of an individual candidate.

5. Remuneration

Director Fees

General Recommendation: Generally vote for resolutions regarding directors’ fees unless they are excessive relative to fees paid by other companies of similar size.

Equity Compensation Plans

General Recommendation: Generally vote for an equity-based compensation plan unless:

•

The limit under the scheme and all outstanding schemes, whether the source of shares is newly issued or existing issued shares of the company, exceeds 5 percent of issued capital for a mature company and 10 percent for a growth company. However, ISS will support plans at mature companies with limits for all outstanding schemes of up to 10 percent if each individual plan includes other positive features such as challenging performance criteria and meaningful vesting periods as these features partially offset dilution concerns by reducing the likelihood that options will become exercisable unless there is a clear improvement in shareholder value. In addition, ISS will support a plan’s limit that exceeds these thresholds if the annual grant limit under all plans is 0.5 percent or less for a mature company (1 percent or less for a mature company with clearly disclosed performance criteria) and 1 percent or less for a growth company.

•	The plan permits options to be issued with an exercise price at a discount to the current market price; or

•	Directors eligible to receive options or awards under the scheme are involved in the administration of the scheme and the administrator has the discretion over their awards.

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A-share Stock Option Schemes and Performance Share Schemes

General Recommendation: Vote against a stock option and/or performance share scheme if:

•

Pricing basis - The plan permits the exercise price of the stock options and/or grant price of the performance shares[5] to be set at an unreasonable price[6] compared to the market price without sufficient justification;

•

Dilution - The maximum dilution level for the scheme exceeds 10 percent of issued capital; or ISS guidelines of 5 percent of issued capital for a mature company and 10 percent for a growth company. However, ISS will support plans at mature companies with dilution up to 10 percent if the plan includes other positive features such as challenging performance criteria and meaningful vesting periods, as these features partially offset dilution concerns by reducing the likelihood that options will become exercisable unless there is a clear improvement in shareholder value;

•

Performance benchmark - The scheme is proposed in the second half of the year and the measurement of the company’s financial performance starts from the same year. The rationale is that the company’s financial performance has been largely determined for that particular year and thus by linking the vesting conditions of part of the options and/or performance shares to that year’s financial performance, the company is providing incentives for the period of the second half only, which can either be too aggressive (if the target is far out of reach) or too insufficient (i.e., the target has already been reached); or

•	Incentive plan administration - Directors eligible to receive options and/or performance shares under the scheme are involved in the administration of the scheme.

Employee Stock Purchase Plans

General Recommendation: Generally vote for employee stock purchase plans (ESPPs) unless any of the following applies:

•	The total stock allocated to the ESPP exceeds 10 percent of the company’s total shares outstanding at any given time;

•	The share purchase price is less than 90 percent of the market price[7] when the share purchase is conducted solely through private placement;

•	The company’s significant shareholders (i.e. individuals with 5 percent or more of beneficial ownership of the company) are involved as plan participants;

•	The ESPP is proposed in connection with an equity financing scheme which does not warrant shareholder support; or

•	The ESPP contains any other terms that are deemed disadvantageous to shareholders.

[5]

Performance share, termed as “restricted stock” literally in Chinese by companies incorporated in China, is a type of stock award that is commonly granted as a performance-based incentive in the market. The shares issued under such performance share plans are immediately locked after issuance and will only be vested upon completion of certain performance conditions.

[6]	The Administrative Measures on the Equity-based Incentive Schemes of Listed Companies recommends the following pricing basis:

•

Performance share grant price - the higher of 50 percent of the two: 1) the average trading price one day before the announcement day; 2) the average trading price 20, 60, or 120 days before the announcement day.

•	Stock option exercise price - the higher of the two: 1) the average trading price one day before the announcement day; 2) the average trading price 20, 60, or 120 days before the announcement day.

[7]	Calculated as the average trading price 20 trading days prior to the announcement, pursuant to the CSRC’s guidelines on private placements.

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6. Audit

General Recommendation: Vote for the appointment of auditors and authorizing the board to fix their remuneration, unless:

•	There are serious concerns about the accounts presented or the audit procedures used;

•	The auditor is being changed without explanation; or

•	The non-audit fees exceed half the total fees paid to the external auditor in the latest fiscal year without satisfactory explanation.

Whilst ISS will consider the nature and scope of non-audit fees when assessing their magnitude, where non-audit fees have constituted more than 50 percent of total auditor compensation during the most recent fiscal year, ISS will ordinarily not recommend support for the reappointment of the audit firm. In circumstances where non-audit fees include fees related to significant one-time transactional fees that were accrued due to special projects or capital structure events (such as initial public offerings, bankruptcy emergence, and spin-offs) and the company makes public disclosure of the amount and nature of those fees that are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees for purposes of determining whether non-audit fees are excessive.

7. Share Issuance Requests

General Issuance Mandate

General Recommendation: Generally vote for the general share issuance mandate for companies that:

•	Limit the request to 10 percent or less of the relevant class of issued share capital for issuance for cash and non-cash consideration;

•	Limit the discount to 10 percent of the market price of shares (rather than the maximum 20 percent permitted by the Listing Rules) for issuance for cash and non-cash consideration; and

•

Have no history of renewing the general issuance mandate several times within a period of one year which may result in the share issuance limit exceeding 10 percent of the relevant class of issued share capital for issuance for cash and non-cash consideration within the 12-month period.

Discussion

Hong Kong companies routinely seek shareholder approval to authorize their boards to:

•	Issue shares up to 20 percent of existing capital without preemptive rights (General Issuance Mandate);

•	Repurchase shares of up to 10 percent of issued capital (Repurchase Mandate); and

•	Reissue repurchased shares by extending the General Issuance Mandate to include the number of shares repurchased (Share Reissuance Mandate).

This section deals with the General Issuance Mandate, while the other two mandates are discussed below. The interrelationship between the three items is, however, extremely important because the Share Reissuance Mandate extends the board’s authority to issue shares without preemptive rights from 20 percent to 30 percent, assuming a 20 percent request has been made under the General Issuance Mandate.

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Hong Kong companies routinely ask shareholders to grant the board of directors a “general mandate to issue shares” without preemptive rights, at least once every year. This mandate, pursuant to the Listing Rules, allows companies to issue shares of up to 20 percent of issued capital without preemptive rights at a discount to market prices of up to 20 percent (or more under special circumstances). This is a routine item on AGM agendas, but companies can also seek to renew (or “refresh”) the share issuance amount at an EGM later in the year. The authority is limited to one year or the next general meeting, as revoked or renewed by shareholders.

Share Repurchase Plans (Repurchase Mandate)

General Recommendation: Generally vote for resolutions seeking for share repurchase mandate.

Discussion

The Hong Kong Code on Share Repurchases, enacted in 1991, made stock repurchases legal under specific guidelines. Companies usually request the authority under the title “General Mandate to Repurchase Shares,” and the authority lasts for one year or until the next shareholder meeting. Repurchase programs are limited to 10 percent of the company’s outstanding capital on the date the authority is granted. In addition, the funds to make the repurchases should be obtained from reserves established or authorized for this purpose. Companies are allowed to purchase ordinary shares or warrants on the open market through brokers, but purchases cannot knowingly be made from specific individuals or shareholders. Repurchased shares must be destroyed and removed from the company’s issued capital. In some cases, however, the company seeks separate authority to reissue the shares repurchased over and above the General Issuance Mandate (see “Share Reissuance Mandate,” below).

Reissuance of Shares Repurchased (Share Reissuance Mandate)

General Recommendation: Generally vote for the share reissuance mandate for companies that:

•	Limit the aggregate issuance request - that is, for the general issuance mandate and the share reissuance mandate combined - to 10 percent or less of the relevant class of issued share capital;

•	Limit the discount to 10 percent of the market price of shares (rather than the maximum 20 percent permitted by the Listing Rules); and

•	Have no history of renewing the general issuance mandate several times within a period of one year.

Discussion

Companies may request board authorization to reissue any shares repurchased during the year under the Repurchase Mandate without limiting the General Issuance Mandate. This is known as the Share Reissuance Mandate. This authority is limited to shares repurchased in a given year and is thus limited to the maximum 10 percent allowed under the Repurchase Mandate. It is valid for one year. The Share Reissuance Mandate extends the board’s authority to issue shares without preemptive rights from 20 percent to 30 percent, assuming that a 20 percent request has been made under the General Issuance Mandate.

The Share Reissuance Mandate gives the board power to issue shares on the same terms and conditions (for example, in relation to discount to market price) as exist under the General Issuance Mandate.

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A-share Private Placement Issuance Requests

General Recommendation: Vote case-by-case on share issuance requests, with reference to the identity of the placees, the use of proceeds, and the company’s past share issuance requests.

Discussion

Share issuance requests allow companies to issue shares to raise funds for general financing purposes. In the Measures for the Administration of the Issuance of Securities by Listed Companies, the China Securities Regulatory Commission (CSRC) stipulates the following regarding public rights offerings:

•	The number of new shares issued via a public rights offering shall not exceed 30 percent of the number of shares already issued; and

•

A successful rights offering shall have a subscription rate of no less than 70 percent. The controlling shareholder is required to make a public commitment to indicate the number of rights to which it will subscribe.

In the Chinese market, the rights issued are non-renounceable rights, which are not transferable and cannot be traded in the open market. The trading of rights issued in the A-share market was terminated by the CSRC in June 1996. Investors therefore could not sell their entitlements for a cash value to, in turn, compensate for the losses in their percentage of ownership should they decide not to exercise the rights entitlements.

Further, given the high level of retail investors’ participation in the market, a portion of the rights issued are often left unexercised due to the lack of awareness of these investors, resulting in increased control by the controlling shareholder at a steep discount via the public rights offering.

The Detailed Rules for Private Placement by Listed Companies and the relevant Q&A from the CSRC stipulate the following regarding share private placements:

•	Share issuances via a private placement shall be issued to not more than 35 specific parties;

•	The share issue price for a private placement shall not be lower than 80 percent of the average trading price of the company’s A shares 20 trading days prior to the pricing reference date;

•

In cases when all the places have been determined in advance and belong to any of the following categories: (i) the ultimate controller, controlling shareholder and/or related parties controlled by them; (ii) investors who will obtain control over the company after the private placement; and (iii) strategic investors, the pricing reference date can be either the corresponding board meeting announcement date, the shareholder meeting announcement date, or the first day of the share issuance period;

•

In the aforementioned cases, the share lock-up period should be 18 months. In other cases, the issue price and placees will be determined via bidding process and the share lock-up period will be six months;

•

In general, a cooling-off period of at least 18 months from the last share issuance should be in place. For companies that have used up their previous raised funds or have invested their raised funds as planned may not be subject to the above restriction, however, a cooling-off period of at least six months shall still be in place;

•	The resulting dilution from a private share placement should be capped at 30 percent of the company’s total shares prior to the share issuance.

Chinese companies do not ask for general mandates to issue shares to third parties, rather they seek shareholder approval for a specific issuance.

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8. Related-Party Transactions

ISS assesses related-party transactions on a case-by-case basis. However, all analyses are conducted from the point of view of long-term shareholder value for the company’s existing shareholders.

As with many Asian markets, two types of related-party transactions are commonly seen in Hong Kong - the non-recurring transaction and the recurring service provision agreement. Commonly seen related-party transactions include (but are not limited to):

•	Transactions involving the sale or purchase of goods;

•	Transactions involving the sale or purchase of property and/or assets;

•	Transactions involving the lease of property and/or assets;

•	Transactions involving the provision or receipt of services or leases;

•	Transactions involving the transfer of intangible items (e.g., research and development, trademarks, license agreements);

•	Transactions involving the provision, receipt, or guarantee of financial services (including loans and deposit services);

•	Transactions involving the assumption of financial/operating obligations;

•	Transactions that include the subscription for debt/equity issuances; and

•	Transactions that involve the establishment of joint-venture entities.

Group Finance Companies

General Recommendation: Vote against requests to deposit monies with a group finance company.

Discussion

It is not uncommon for large Chinese companies listed in Hong Kong to establish group finance companies (GFC) as an internal agent to accept deposits from, and make loans to, group companies. Shareholder approval is typically required when the company makes deposits to, obtains loans from, and/or receives other forms of financial services from a GFC.

9. Amendments to Articles of Association/Company By—laws

Articles and By-law Amendments

General Recommendation: Vote case-by-case on proposed amendments to the Articles and By-laws based on the details of the proposed amendments provided by the company.

Generally vote against the proposed amendments, the adoption of new Articles of Association, or the replacement of the current constitutional document, if the company has failed to provide either a comparison table or a summary of the proposed amendments.

Vote case-by-case on the adoption of new constitutional document with no previous reference.

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Communist Party Committee

General Recommendation: Generally vote against proposals for article and/or bylaw amendments regarding Party Committees where the proposed amendments lack transparency or are not considered to adequately provide for accountability and transparency to shareholders.

Discussion

Driven by the corporate reforms initiated by the China Communist Party, the regulatory enforcements to legitimize the existence of a Communist Party Committee or to establish one in state-owned enterprises (SOEs) have prompted listed SOEs to amend their articles, while non-SOEs have begun to follow suit. Such committees’ members are not necessarily directors elected by shareholders, nor are they carrying out their duties as transparently as any board members or held accountable to shareholders. However, whilst no regulations explicitly grant the Party Committee the authority to override a company’s board of directors, many proposals have included provisions that will modify the board representation and allow the Party Committee to assert disproportionate influence over the board. These issues raise governance concerns. Given that most companies neither delineate the responsibilities of the Party Committee from those of the board of directors or its key committees, nor specify clearly the actual interaction between the two when making material decisions, a more stringent approach is requested by institutional investors and market participants, including issuers, in general.

10. Capital

Debt Issuance Requests

General Recommendation: Vote case-by-case on non-convertible debt issuance requests, with or without preemptive rights.

Vote for the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS’ guidelines on equity-issuance requests.

Vote for proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

In evaluating debt-related proposals, the following factors will be considered:

•	Rationale/use of proceeds - Why does the company need additional capital? How will that capital be used?

•

Terms of the debts - Are the debt instruments convertible into equity? What are the interest rate and maturity dates? Any call or put options? Often these terms will not be determined until the time of issuance of debt instruments (or when the actual loan agreement is signed). The terms of the debts would generally be determined by the market conditions, and lack of disclosure concerning these terms should not be a cause for significant concern so long as the debt is not convertible into equity.

•	Size - At a minimum, the size of the debt issuance/potential borrowing should be disclosed.

•	The company’s financial position - What is the company’s current leverage and how does that compare to its peers?

•

The risk of non-approval - What might happen if the proposal is not approved? Are there any alternative sources of funding? Could the company continue to fund its operations? Would it hinder the company’s ability to realize opportunities?

A distinction will be made between a specific debt issuance or pledging of assets, and authority to issue or increase debt; as in the case of specific equity issuances and requests for authority to issue equity. For specific debt issuances or pledging of assets, while the above factors will be examined, in general a vote for these proposals will be warranted if:

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•	The size of the debt being requested is disclosed;

•	A credible reason for the need for additional funding is provided;

•	Details regarding the assets to be pledged are disclosed (for specific asset pledge proposals); and

•	There are no significant causes for shareholder concern regarding the terms and conditions of the debt.

So long as the proposal meets the above conditions, a vote for will be warranted even if the company has a high level of debt or the proposed issuance could result in a large increase in debt. An against vote will be warranted only in extremely egregious cases or where the company fails to provide sufficient information to enable a meaningful shareholder review.

Where a general authority to issue debt or pledge assets is requested, in addition to the above criteria, we will oppose such proposal if it could result in a potentially excessive increase in debt. A potential increase in debt may be considered excessive when:

•	The proposed maximum amount is more than twice the company’s total debt;

•	It could result in the company’s debt-to-equity ratio exceeding 300 percent (for non-financial companies); and

•	The maximum hypothetical debt-to-equity ratio is more than three times the industry and/or market norm.

When the above conditions are met, the proposed increase in debt may be considered excessive, and thus, the proposal may warrant an against vote. If we do not have data regarding the normal level of debt in that particular industry or market, only the company-specific information will be considered.

Adjustments of Conversion Price of Outstanding A-share Convertible Bonds

General Recommendation: Generally vote against the downward adjustment of the conversion price of A-share convertible bonds unless the proposed adjusted conversion price is deemed reasonable given the company’s justification; and the company is under extraordinary circumstances, such as liquidation or debt restructuring process due to financial distress.

Pledging of Assets for Debt

General Recommendation: Vote for proposals to approve the specific pledging of assets for debt if:

•	The size of the debt being requested is disclosed;

•	A credible reason for the need for additional funding is provided;

•	Details regarding the assets to be pledged are disclosed; and

•	There are no significant causes for shareholder concern regarding the terms and conditions of the debt.

For proposals seeking a general authority to pledge assets for debt, the specific assets to be pledged need not be disclosed. However, in such cases, the authority should be limited such that it would not result in an excessive increase in debt. If the proposal grants excessive authority to the board or management, a vote against will be recommended.

In certain countries, shareholder approval is required when a company needs to secure a debt issuance with its assets. In many cases, this is a routine request and is a formality under the relevant law. When reviewing such proposals, ISS takes into account the terms of the proposed debt issuance, the company’s overall debt level, and the company’s justification for the pledging of assets.

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ISS will issue vote recommendations against specific requests to pledge an asset in cases where no information regarding the size of the debt to be raised is disclosed, no credible explanation for the need of funding is provided, no details regarding the assets to be pledged are disclosed, or in extreme cases where shareholders’ rights and economic interests could be negatively affected.

Increase in Borrowing Powers

General Recommendation: Vote for proposals to approve increases in a company’s borrowing powers if:

•	The size of the debt being requested is disclosed;

•	A credible reason for the need for additional funding is provided;

•	The potential increase in debt is not excessive; and

•	There are no significant causes for shareholder concerns regarding the terms and conditions of the debt.

In some countries, companies are required to seek shareholder approval for increases in their aggregate borrowing power authorities. The aggregate limit on the board’s ability to borrow money is often fixed in a company’s articles, and shareholder approval to change this limit is therefore legally required. ISS’ analysis of borrowing power increase requests takes into account management’s stated need for the increase, the size of the increase, and the company’s current gearing level. Large increases in borrowing powers can sometimes result in dangerously high debt-to-equity ratios that could harm shareholder value. If no information regarding the limit on the borrowing power is disclosed, no credible explanation for the need of funding is provided, or an increase is excessive considering the company’s debt level as well as normal levels of debt in its industry or market, ISS recommends opposing the request.

Loan Guarantee Requests

Chinese companies listed in Hong Kong often provide loan guarantees for subsidiaries, affiliates, and related parties.

General Recommendation: Loan guarantee requests will be evaluated on a case-by-case basis. Generally vote against the provision of a guarantee where:

•	The identity of the entity receiving the guarantee is not disclosed;

•	The guarantee is being provided to a director, executive, parent company, or affiliated entities where the company has no direct or indirect equity ownership; or

•

The guarantee is provided to an entity in which the company’s ownership stake is less than 75 percent; and such guarantee is not proportionate to the company’s equity stake or other parties have not provided a counter guarantee.

When the proposed guarantee does not fall into the above criteria, vote for such request provided that there are no significant concerns regarding the entity receiving the guarantee, the relationship between the listed company and the entity receiving the guarantee, the purpose of the guarantee, or the terms of the guarantee agreement. Examples of such concerns include a previous default by the entity receiving the guarantee or a sub-investment grade credit rating.

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11. Mergers & Acquisitions

General Recommendation: Vote case-by-case on mergers and acquisitions, taking into consideration of following factors:

•

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? If a fairness opinion has been prepared, it provides an initial starting point for assessing valuation reasonableness, but ISS also places emphasis on the offer premium, market reaction, and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.

•

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•	Negotiations and process - Were the terms of the transaction negotiated at arms-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders.

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. ISS will consider whether these interests may have influenced these directors and officers to support or recommend the merger.

•

Governance - Will the combined company have a better or worse governance profile than the respective current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

12. Social and Environmental Issues

General Approach

ISS applies a common approach globally to evaluating social and environmental proposals which cover a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short or long term.

General Recommendation: Generally vote case-by-case, examining primarily whether implementation of the proposal is likely to enhance or protect shareholder value. The following factors will be considered:

•	If the issues presented in the proposal are being appropriately or effectively dealt with through legislation or government regulation;

•	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

•	Whether the proposal’s request is unduly burdensome (scope or timeframe) or overly prescriptive;

•	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

•	Whether there are significant controversies, fines, penalties, or litigation associated with the company’s practices related to the issue(s) raised in the proposal;

•

If the proposal requests increased disclosure or greater transparency, whether reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

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•

If the proposal requests increased disclosure or greater transparency, whether implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Say on Climate (SoC) Management Proposals

General Recommendation: Vote case-by-case on management proposals that request shareholders to approve the company’s climate transition action plan8, taking into account the completeness and rigor of the plan. Information that will be considered where available includes the following:

•	The extent to which the company’s climate related disclosures are in line with TCFD recommendations and meet other market standards;

•	Disclosure of its operational and supply chain GHG emissions (Scopes 1, 2, and 3);

•	The completeness and rigor of company’s short-, medium-, and long-term targets for reducing operational and supply chain GHG emissions (Scopes 1, 2, and 3 if relevant);

•	Whether the company has sought and approved third-party approval that its targets are science-based;

•	Whether the company has made a commitment to be “net zero” for operational and supply chain emissions (Scopes 1, 2, and 3) by 2050;

•	Whether the company discloses a commitment to report on the implementation of its plan in subsequent years;

•	Whether the company’s climate data has received third-party assurance;

•	Disclosure of how the company’s lobbying activities and its capital expenditures align with company strategy;

•	Whether there are specific industry decarbonization challenges; and

•	The company’s related commitment, disclosure, and performance compared to its industry peers.

Say on Climate (SoC) Shareholder Proposals

General Recommendation: Vote case-by-case on shareholder proposals that request the company to disclose a report providing its GHG emissions levels and reduction targets and/or its upcoming/approved climate transition action plan and provide shareholders the opportunity to express approval or disapproval of its GHG emissions reduction plan, taking into account information such as the following:

•	The completeness and rigor of the company’s climate-related disclosure;

•	The company’s actual GHG emissions performance;

•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to its GHG emissions; and

•	Whether the proposal’s request is unduly burdensome (scope or timeframe) or overly prescriptive.

[8]	Variations of this request also include climate transition related ambitions, or commitment to reporting on the implementation of a climate plan.

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# JAPAN

## Proxy Voting Guidelines
## Benchmark Policy Recommendations

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B-471

Effective for Meetings on or after February 1, 2023 Published December 13, 2022 W W W . I S S G O V E R N A NC E. C OM

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6.	Takeover Defense Plans (Poison Pills)	13

7.	Mergers & Acquisitions, Third-Party Share Issuances (Private Placements)	14

8.	Shareholder Proposals	14

9.	Social and Environmental Issues	14

	General Approach	14

	Say on Climate (SoC) Management Proposals	15

	Say on Climate (SoC) Shareholder Proposals	15

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1. Routine/Miscellaneous

Approval of Financial Statements

General Recommendation: Generally vote for the approval of financial statements, unless:

•	External auditor expressed no opinion, or raised concerns; or

•	Statutory auditors/audit committee raised concerns; or

•	There are concerns about the financial statements presented or audit procedures used.

Income Allocation

General Recommendation: Generally vote for approval of income allocation, unless:

•	Payout ratio is consistently low without adequate justification; or

•	Payout ratio is too high, potentially damaging financial health.

Election of Statutory Auditors

General Recommendation: Generally vote for the election of statutory auditors, unless:

•	The outside statutory auditor nominee is regarded as non-independent based on ISS independence criteria for Japan; or

•	The outside statutory nominee attended less than 75 percent of meetings of the board of directors or board of statutory auditors during the year under review; or

•	The statutory auditor is judged to be responsible for clear mismanagement or shareholder-unfriendly behavior.

•

Egregious actions related to a statutory auditor’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Audit Firm Appointments

General Recommendation: Generally vote for the appointment of audit firms, unless there are serious concerns related to changing auditors.

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2. Election of Directors

Voting on Director Nominees in Uncontested Elections

General Recommendation: ISS has three policies for director elections in Japan: one for companies with a statutory auditor board structure, one for companies with a U.S.-type three committee structure, and one for companies with a board with audit committee structure1.

1.	At companies with a statutory auditor structure: vote for the election of directors, except:

•

Top executive(s)[2] at a company that has underperformed in terms of capital efficiency (i.e., when the company has posted average return on equity (ROE) of less than five percent over the last five fiscal years)[3], unless an improvement[4] is observed;

•	Top executive(s) at a company that allocates a significant portion (20 percent or more) of its net assets to cross-shareholdings[5];

•	Top executive(s) if the board, after the shareholder meeting, will not include at least two outside directors, and at least one-third of the board members will not be outside directors;

•	Top executive(s) if the board, after the shareholder meeting, will not include at least one female director;

•

Top executive(s) at a company that has a controlling shareholder, unless the board, after the shareholder meeting, will include at least two independent directors and at least one-third of the board members will be independent directors based on ISS independence criteria for Japan;

•	An outside director nominee who attended less than 75 percent of board meetings during the year under review[6]; or

•

Top executive(s) who are responsible for not implementing a shareholder proposal which has received a majority[7] of votes cast, or not putting a similar proposal on the ballot as a management proposal the following year (with a management recommendation of for), when that proposal is deemed to be in the interest of independent shareholders.

2.	At companies with a U.S.-type three committee structure: (In addition to the guidelines for companies with a statutory auditor structure) vote for the election of directors, except:

•	Where an outside director nominee is regarded as non-independent based on ISS independence criteria for Japan, and the board, after the shareholder meeting, will not be majority independent;

•	Top executive(s) if at least one-third of the board members, after the shareholder meeting, will not be outside directors; or

[1]

The director election policy for companies with a board with audit committee structure will be applied to the election of executive directors (applying the policy for inside directors who are not audit committee members) and supervisory directors (applying the policy for outside directors who are audit committee members) at real estate investment trusts (REITs), to the extent that the information necessary to apply the policy is disclosed.

[2]

In most cases, the top executive will be the “shacho” (president). However, there are companies where the decision-making authority also rests with the “kaicho” (chairman of the company) or “daihyo torishimariyaku” (representative director).

[3]

Exceptions may be considered for cases such as where the top executive has newly joined the company in connection with a bailout or restructuring. This policy will not be applied to companies which have been public for less than five years.

[4]	Improvement is defined as ROE of five percent or greater for the most recent fiscal year.
[5]	Exceptions may be considered for cases such as where the top executive has newly joined the company in connection with a bailout or restructuring.
[6]

The attendance of inside directors is not disclosed in Japan. For companies with a three-committee structure and companies with an audit committee structure, ISS will require attendance of 75 percent or more of audit committee meetings as well as 75 percent or more of board meetings.

[7]	Many Japanese shareholder proposals are submitted as article amendments, which require supermajority support in order to pass.

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•

Where the company has a controlling shareholder, a director nominee sits on the nomination committee and is an insider, or non-independent outsider, unless the board, after the shareholder meeting, will include at least two independent directors and at least one-third of the board members will be independent directors based on ISS independence criteria for Japan.

3.	At companies with a board with audit committee structure: (In addition to the guidelines for companies with a statutory auditor structure) vote for the election of directors, except:

•	Where an outside director nominee who is also nominated as an audit committee member[8] is regarded as non-independent based on ISS independence criteria for Japan; or

•	Top executive(s) if at least one-third of the board members, after the shareholder meeting, will not be outside directors.

Regardless of governance structure, under extraordinary circumstances, vote against individual directors, members of a committee, or the entire board, due to:

•	Material failures of governance, stewardship, risk oversight (including, but not limited to, environmental, social, and climate change issues), or fiduciary responsibilities at the company;

•	Failure to replace management as appropriate;

•

Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company; or

•

Failure to take the minimum steps[9] needed to understand, assess, and mitigate risks related to climate change to the company and the larger economy, for companies that are significant greenhouse gas (GHG) emitters, through their operations or value chain[10].

Requirement for multiple outsiders

Corporate governance in Japan has long been criticized for lack of outside director oversight, which has led boards to take shareholder-unfriendly actions such as hoarding cash, tying up assets in cross-shareholdings and other unproductive investments, and resisting value-enhancing transactions. However, the situation has improved in recent years. Japan’s Corporate Governance Code (which went into effect in June 2015) encourages companies to appoint at least two independent outside directors based on the independence criteria developed by the Tokyo Stock Exchange.

In addition, the corporate law now requires companies without any outside directors to explain why the appointment of outside directors is inappropriate. As a result of these regulatory changes, there is a noticeable trend of accepting outside oversight. ISS data as of the end of June 2017 shows that 85 percent of companies

[8]	Outside director nominees who are not nominated as audit committee members are not subject to this policy.
[9]	The following two criteria will be both required to be in alignment with the policy:

•	Detailed disclosure of climate-related risks, such as according to the framework established by the Task Force on Climate-related Financial Disclosures (TCFD), including:

•	Board governance measures;

•	Corporate strategy;

•	Risk management analyses; and

•	Metrics and targets.

•	Appropriate GHG emissions reduction targets.

At this time, “appropriate GHG emissions reductions targets” will be medium-term GHG reduction targets or Net Zero-by-2050 GHG reduction targets for a company’s operations (Scope 1) and electricity use (Scope 2). Targets should cover the vast majority of the company’s direct emissions.

[10]

Companies defined as “significant GHG emitters” will be those on the current Climate Action 100+ Focus Group list. already have at least two outside directors. The policy on board composition is expected to further accelerate the trend to improve Japanese corporate governance.

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ISS Independence criteria for Japan

Those outside director candidates falling into any of the following categories should be regarded as non-independent:

•	Individuals who work or worked at major shareholders of the company in question;

•	Individuals who work or worked at main lenders/banks to the company in question;

•	Individuals who work or worked at the lead underwriter(s) of the company in question;

•	Individuals who work or worked at business partners of the company in question and the transaction value is material from the recipient’s perspective or is not disclosed;

•	Individuals who worked at the company’s audit firm;

•	Individuals who offer or offered professional services such as legal advice, financial advice, tax advice or consulting services to the company in question;

•	Individuals who have a relative(s) working at the company in question;

•	Individuals who worked at the company in question; or

•	Individuals who work or worked at companies whose shares are held by the company in question as “cross- shareholdings[11].”

Voting on Director Nominees in Contested Elections

General Recommendation: Vote case-by-case on the election of management and shareholder nominees in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the contentious situation;

•	Nominee qualifications and any compensatory arrangements;

•	Strategic plan of dissident(s) and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates); and

•	Stock ownership positions.

These factors will be considered whether the combined number of management and shareholder nominees exceeds the number of available board seats, or whether there are sufficient open seats that all management and shareholder nominees could be elected. In the latter case, the election will still be treated as “contested” if management opposes the election of the shareholder nominees.

[11]

Traditionally, Japanese companies have often held shares of other companies for reasons other than pure investment purposes, for instance, in order to strengthen a business relationship. Cross-shareholdings here refer not only to mutual shareholdings but also unilateral holdings.

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3. Article Amendments

Amendments are nearly always bundled together as a single voting resolution, and ISS’ general approach is to oppose article amendments as a whole when they include changes ISS opposes. The following are some of the most common or significant types of changes to articles.

Expansion of business activities

General Recommendation: Generally vote for an expansion of business activities, unless a company has performed poorly for several years and seeks business expansion into a risky enterprise unrelated to its core business.

Adoption of a U.S.-style three committee board structure

General Recommendation: Generally vote for the adoption of a U.S. style, three-committee board structure.

Adoption of a board with audit committee structure

General Recommendation: Generally vote for an article amendment to adopt a board with audit committee structure. However, if the adoption of the new governance structure would eliminate shareholders’ ability to submit shareholder proposals on income allocation, vote against the article amendments. Vote case-by-case if the board currently has a three-committee structure.

Allow Company to Conduct Virtual Only Shareholder Meetings

General Recommendation: Generally vote against proposals allowing companies to conduct virtual only shareholder meetings. However, if the company specifies in the articles that it intends to hold virtual only meetings only in unusual situations such as the spread of an infectious disease or the occurrence of a natural disaster, vote for the article amendments.

Increase in authorized capital

General Recommendation: Generally vote case-by-case on this request if the company explicitly provides reasons for the increase.

If the company does not provide reasons for the increase, generally vote for proposals to increase authorized capital, unless:

•	The increase in authorized capital exceeds 100 percent of the currently authorized capital; or

•	The increase leaves the company with less than 30 percent of the proposed authorized capital outstanding; or

•	The increase is intended for a poison pill, which ISS opposes.

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Creation/modification of preferred shares/class shares

General Recommendation: Generally vote case-by-case on this request.

Repurchase of shares at board’s discretion

General Recommendation: Vote case-by-case on article amendments to give the board discretionary authority over share repurchases, taking into account the company’s:

•	Balance sheet conditions;

•	Capital efficiency and return on equity;

•	Past share buybacks and dividend payouts;

•	Board composition;

•	Shareholding structure; and

•	Other relevant factors.

Generally vote against these amendments if shareholders will lose the ability to submit shareholder proposals on share repurchases.

Allow company to make rules governing the exercise of shareholders’ rights

General Recommendation: Generally vote against this change.

Limit rights of odd shareholders

General Recommendation: Generally vote for this change.

Lower quorum requirement

General Recommendation: Generally vote against this proposal.

Amendments related to takeover defenses

General Recommendation: Generally vote for this proposal, unless ISS opposes or has opposed the poison pill proposal by itself.

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Decrease in maximum board size

General Recommendation: Generally vote for this proposal, unless the decrease eliminates all vacant seats, leaving no flexibility to add shareholder nominees or other outsiders to the board without removing an incumbent director.

Supermajority vote requirement to remove a director

General Recommendation: Generally vote against proposals seeking a supermajority requirement to remove a director.

Reduce directors’ term in office from two years to one year

General Recommendation: Generally vote for proposals to reduce a director’s term to one year.

Remove language preventing classification of board

General Recommendation: Generally vote against proposals seeking to remove language preventing classified boards.

Creation of Advisory Positions (Sodanyaku or Komon)

General Recommendation: Generally vote against amendments to articles of incorporation to create new advisory positions such as “sodanyaku” or “komon,” unless the advisors will serve on the board of directors and thus be accountable to shareholders.

Limitations of liability for directors/statutory auditors

General Recommendation: Generally vote for this proposal.

Limitations of liability for external auditors

General Recommendation: Generally vote against proposals limiting liability for external auditors.

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Payment of dividends at the board’s discretion

General Recommendation: Generally vote against proposals allowing the board to pay dividends at its discretion. However, if the company employs board with committee structure and the proposal would not eliminate shareholders’ ability to submit shareholder proposals on income allocation, vote for the article amendments.

Management buyout related amendments

General Recommendation: Generally vote case-by-case on management related buyout amendments.

4. Compensation

Annual Bonuses for Directors/Statutory Auditors

General Recommendation: Vote for approval of annual bonuses, unless recipients include those who are judged to be responsible for clear mismanagement or shareholder-unfriendly behavior.

Retirement Bonuses

General Recommendation: Generally vote for approval of retirement bonuses, unless:

•	Recipients include outsiders[12]; or

•	Neither the individual payments nor the aggregate amount of the payments is disclosed; or

•	Recipients include those who are judged to be responsible for clear mismanagement or shareholder- unfriendly behavior.

Special Payments in Connection with Abolition of Retirement Bonus System

General Recommendation: Generally vote for approval of special payments in connection with abolition of retirement bonus system, unless:

•	Recipients include outsiders[9]; or

•	Neither the individual payments nor the aggregate amount of the payments is disclosed; or

•	Recipients include those who are judged to be responsible for clear mismanagement or shareholder- unfriendly behavior.

[12]	However, in rare occasions, ISS may support payment to outsiders on a case-by-case basis, if the individual amount is disclosed and not excessive.

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Stock Option Plans/Deep-Discounted Stock Option Plans

Stock Option Plans

General Recommendation: Generally vote for approval of stock option plans, unless:

•	Total dilution from proposed plan(s) and previous option plans exceeds 5 percent for mature companies, or 10 percent for growth companies; or;

•	Recipients include individuals who are not in a position to affect the company’s stock price, including employees of business partners or unspecified “collaborators;” or

•	The maximum number of options that can be issued per year is not disclosed.

Deep-Discounted Stock Option Plans

General Recommendation: Generally vote for approval of deep-discounted stock option plans13, unless:

•	Total dilution from proposed plan(s) and previous option plans exceeds 5 percent for mature companies, or 10 percent for growth companies; or

•	Recipients include individuals who are not in a position to affect the company’s stock price, including employees of business partners or unspecified “collaborators;” or

•	The maximum number of options that can be issued per year is not disclosed; or

•	No specific performance hurdles are specified (However, if the vesting period before exercise lasts for at least three years, this policy may not apply).

Director Compensation Ceiling

General Recommendation: Generally vote for proposals seeking to increase director fees, if:

•	The specific reason(s) for the increase are explained; or

•	The company is introducing or increasing a ceiling for performance-based compensation.

Vote case-by-case on proposals seeking to increase director fees, taking into account the company’s stock price performance and capital efficiency if:

•	The proposals are intended to increase fixed cash compensation or do not specify whether it is fixed or performance-based compensation which will be increased.

Generally vote against proposals seeking to increase director fees if there are serious concerns about corporate malfeasance.

[13]

The same policy will be applied for “trust type” equity compensation plans, restricted stock plans, performance share plans, and other types of equity compensation plans which have similar economic effect as deep-discounted stock option plans.

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Statutory Auditor Compensation Ceiling

General Recommendation: Generally vote for proposals seeking to increase statutory auditor compensation ceiling, unless statutory auditors are judged to be responsible for clear mismanagement or shareholder-unfriendly behavior.

5. Share Repurchase Plans

General Recommendation: Vote for the share repurchase plans, unless:

•	The proposed repurchase plan exceeds 10 percent of issued share capital without explanation; or

•	There are serious concerns about a possible adverse impact on shareholder value.

6. Takeover Defense Plans (Poison Pills)

General Recommendation: Generally vote against the approval of takeover defense plans (poison pills), unless:

(Necessary conditions)

•	Independent directors who meet ISS guidelines on attendance comprise at least 1/3 of the board after the shareholder meeting;

•	The number of independent directors who meet ISS guidelines on attendance is at least two after the shareholder meeting;

•	The directors are subject to annual elections;

•	The bid evaluation committee is composed entirely of independent directors, or independent statutory auditors, who meet ISS guidelines on attendance;

•	The trigger threshold is set at no less than 20 percent of shares outstanding;

•	The duration of the poison pill does not exceed three years;

•

There are no other protective or entrenchment tools that can serve as takeover defenses, including blocking stakes held by management-friendly shareholders, or setting the maximum board size to the actual board size to eliminate vacant seats, or tightening of procedures for removing a director from office;

•

The company posts its proxy circular on the stock exchange website at least four weeks prior to the meeting, to give shareholders sufficient time to study the details of the proposal and question management about them; and

•	The pill’s total duration[14] does not exceed three years.

(Second stage of analysis, to be applied only when all necessary conditions are met)

•

The company has disclosed in its proxy circular specific, credible steps it is taking to address the vulnerability to a takeover by enhancing shareholder value, and explained how the temporary protection afforded by the pill will help accomplish this goal.

[14]	The pill’s total duration is defined as the sum of the number of years the company has had a pill in place and the number of years the proposed pill will be effective.

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7. Mergers & Acquisitions, Third-Party Share Issuances (Private Placements)

For every M&A and Third-Party Placement analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

General Recommendation: Generally vote case-by-case on mergers, acquisitions, and third-party placements, taking into account the following:

•	Valuation – Is the value to be received by the target shareholders (or paid by the acquirer) reasonable?

•	Market reaction – How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.

•

Strategic rationale – Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Conflicts of interest – Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? ISS will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

•

Governance – Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

8. Shareholder Proposals

General Recommendation: Vote all shareholder proposals on a case-by-case basis.

Generally vote for proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Generally vote against proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

9. Social and Environmental Issues

General Approach

ISS applies a common approach globally to evaluating social and environmental proposals which cover a wide range of topics, including consumer and product safety, environment and energy, labor covered standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short term or long term.

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General Recommendation: Generally vote case-by-case, examining primarily whether implementation of the proposal is likely to enhance or protect shareholder value. The following factors will be considered:

•	If the issues presented in the proposal are being appropriately or effectively dealt with through legislation or government regulation;

•	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

•	Whether the proposal’s request is unduly burdensome (scope or timeframe) or overly prescriptive;

•	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

•	Whether there are significant controversies, fines, penalties, or litigation associated with the company’s practices related to the issue(s) raised in the proposal;

•

If the proposal requests increased disclosure or greater transparency, whether reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

•

If the proposal requests increased disclosure or greater transparency, whether implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Say on Climate (SoC) Management Proposals

General Recommendation: Vote case-by-case on management proposals that request shareholders to approve the company’s climate transition action plan15, taking into account the completeness and rigor of the plan. Information that will be considered where available includes the following:

•	The extent to which the company’s climate related disclosures are in line with TCFD recommendations and meet other market standards;

•	Disclosure of its operational and supply chain GHG emissions (Scopes 1, 2, and 3);

•	The completeness and rigor of company’s short-, medium-, and long-term targets for reducing operational and supply chain GHG emissions (Scopes 1, 2, and 3 if relevant);

•	Whether the company has sought and approved third-party approval that its targets are science-based;

•	Whether the company has made a commitment to be “net zero” for operational and supply chain emissions (Scopes 1, 2, and 3) by 2050;

•	Whether the company discloses a commitment to report on the implementation of its plan in subsequent years;

•	Whether the company’s climate data has received third-party assurance;

•	Disclosure of how the company’s lobbying activities and its capital expenditures align with company strategy;

•	Whether there are specific industry decarbonization challenges; and

•	The company’s related commitment, disclosure, and performance compared to its industry peers.

Say on Climate (SoC) Shareholder Proposals

General Recommendation: Vote case-by-case on shareholder proposals that request the company to disclose a report providing its GHG emissions levels and reduction targets and/or its upcoming/approved climate transition action plan and provide shareholders the opportunity to express approval or disapproval of its GHG emissions reduction plan, taking into account information such as the following:

•	The completeness and rigor of the company’s climate-related disclosure;

[15]	Variations of this request also include climate transition related ambitions, or commitment to reporting on the implementation of a climate plan.

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•	The company’s actual GHG emissions performance;

•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to its GHG emissions; and

•	Whether the proposal’s request is unduly burdensome (scope or timeframe) or overly prescriptive.

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ISS

# CHINA

## Proxy Voting Guidelines
## Benchmark Policy Recommendations

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B-488

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Overview

Companies must hold their AGMs within six months of the close of each fiscal year. The following resolutions are commonly seen at a shareholder meeting:

•	Approval of financial statements and statutory reports;

•	Dividend distribution;

•	Election of directors;

•	Election of supervisors;

•	Auditor appointment;

•	Capital raising requests;

•	Debt issuance requests;

•	Amendments to articles of associations;

•	Provision of guarantees;

•	Related-party transactions.

Other items that may be submitted for shareholder approval include:

•	Remuneration;

•	Mergers and acquisitions;

•	Investments in financial products using idle funds.

Policies in this document are presented in the order that generally appears on the ballot.

Vote Requirements:

•	Ordinary resolutions require the approval of a majority of attending shareholders to pass.

•	Special resolutions require the approval of a super majority (2/3) of all attending shareholders to pass.

Under certain circumstances, resolutions that are normally ordinary become special resolution:

•

Resolutions on provisions of loan become special resolutions if the cumulative amount of the guarantee provision has already exceeded or will exceed 30 percent of the company’s last audited total asset value with the addition of the new guarantee being proposed.

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1. Financial Statements/Dividends

Approval of Financial Statements and Statutory Reports

Resolution Type: Ordinary

General Recommendation: Generally vote for approval of financial statements, report of board of directors, supervisors, and independent directors and other statutory reports unless there are concerns about the accounts presented or audit procedures used.

Discussion

Pursuant to Article 6.2 of Shenzhen Stock Exchange (SZSE) Listing Rules and Article 6.1 of Shanghai Stock Exchange (SSE) Listing Rules, listed companies are required to prepare and release annual reports within four months of the end of each financial year; interim reports within two months of the end of the first half of each financial year; and quarterly reports within one month of the end of the first three months and the end of the first nine months of each financial year, respectively.

In addition to financial statements, Chinese companies often submit the report of board of directors, supervisors, and independent directors (collectively referred to as statutory reports) to shareholders for approval.

•

The report of directors typically discusses the company’s operations for the previous year, including a review of the company’s performance, justification of dividend levels and profits or losses, special events such as acquisitions or disposals, and future plans for the company.

•

The report of supervisors contains statements as to the company’s performance, finances, related-party transactions, and other operating matters during the year. Supervisors review the company’s various documents, management work reports, special reports, and major policy decision matters as presented in the company’s shareholder meetings and board of directors meetings and determine whether these are in accordance with prevailing laws and regulations.

These reports are usually included in the company’s annual report and are ordinarily non-contentious in nature.

Dividend Distribution

Resolution Type: Ordinary

General Recommendation: Generally vote for approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently low without adequate explanation; or

•	The payout is excessive given the company’s financial position.

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2. Board of Directors

Article 108 of the Company Act requires a company to have five to 19 directors on the board, whilst a 2001 China Securities Regulatory Commission (CSRC) guidance document requires that independent directors should represent at least one-third of the board, of which at least one independent director must be an accounting professional. Independent directors are subject to a maximum term of six years.

Meeting attendance of independent directors is required to be disclosed. Independent directors who do not join in a board of directors meeting in person for three consecutive times are required to step down and be replaced.

Voting for Director Nominees in Uncontested Elections

Resolution Type: Ordinary

General Recommendation: Generally vote for the re/election of directors, except where:

Independence:

•	The nominee has been a partner of the company’s auditor within the last three years, and serves on the audit committee;

•	Any non-independent director nominees where the board is less than one-third independent under ISS classification of directors.

Composition:

•

The independent director nominee has attended less than 75 percent of board meetings over the most recent fiscal year[1], without a satisfactory explanation. Acceptable reasons for director absences are generally limited to the following:

•	Medical issues/illness;

•	Family emergencies;

•	The director has served on the board for less than a year; and

•	Missing only one meeting (when the total of all meetings is three or fewer).

Generally vote for the election of a CEO, managing director, executive chairman, or founder whose removal from the board would be expected to have a material negative impact on shareholder value.

Accountability:

Climate Accountability

For companies that are significant greenhouse gas (GHG) emitters, through their operations or value chain2, generally vote against the responsible incumbent director(s), or any other appropriate item(s) in cases where ISS determines that the company is not taking the minimum steps needed to understand, assess, and mitigate risks related to climate change to the company and the larger economy.

[1]	Companies are required to disclose the attendance record of independent directors only, and committee memberships and attendance are generally not disclosed.
[2]	Companies defined as “significant GHG emitters” will be those on the current Climate Action 100+ Focus Group list.

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Minimum steps to understand and mitigate those risks are considered to be the following. Both minimum criteria will be required to be in alignment with the policy:

•	Detailed disclosure of climate-related risks, such as according to the framework established by the Task Force on Climate-related Financial Disclosures (TCFD), including:

•	Board governance measures;

•	Corporate strategy;

•	Risk management analyses; and

•	Metrics and targets.

•	Appropriate GHG emissions reduction targets.

At this time, “appropriate GHG emissions reductions targets” will be medium-term GHG reduction targets or Net Zero-by-2050 GHG reduction targets for a company’s operations (Scope 1) and electricity use (Scope 2). Targets should cover the vast majority of the company’s direct emissions.

Governance Failures

Under extraordinary circumstances, vote against individual directors, members of a committee, or the entire board, due to:

•	Material failures of governance, stewardship, risk oversight (including, but not limited to, environmental, social, and climate change issues), or fiduciary responsibilities at the company;

•	Failure to replace management as appropriate; or

•

Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

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Classification of Directors

  Executive Director

•	Employee or executive of the company or a wholly-owned subsidiary of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

  Non-Independent Non-Executive Director (NED)

•	Any director who is attested by the board to be a non-independent NED;

•	Any director specifically designated as a representative of a shareholder of the company;

•	Any director who is also an employee or executive of a significant[1] shareholder of the company;

•	Any director who is also an employee or executive of a subsidiary, associate, joint venture, or company that is affiliated with a significant[1] shareholder of the company;

•	Any director who is nominated by a dissenting significant shareholder, unless there is a clear lack of material[2] connection with the dissident, either currently or historically;

•

Beneficial owner (direct or indirect) of at least 10 percent of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10 percent individually, but collectively own more than 10 percent), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

•

Currently provides or has provided (or a relative[3] provides) professional services[4] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in the latest fiscal year in excess of USD 10,000 per year;

•

Represents customer, supplier, creditor, banker, or other entity with which the company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test[5]);

•	Any director who has a conflicting relationship with the company, including but not limited to cross-directorships with executive directors or the chairman of the company;

•	Relative[3] of a current employee or executive of the company or its affiliates;

•	Relative[3] of a former employee or executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee or executive;

•	Former employee or executive (five-year cooling off period);

•	Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered. [6]

•	Any additional relationship or principle considered to compromise independence under local corporate governance best practice guidance.

  Independent NED

•	No material[2] connection, either directly or indirectly, to the company (other than a board seat) or the dissenting significant shareholder.

  Employee Representative

•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

  Footnotes:

[1]	At least 10 percent of the company’s stock, unless market best practice dictates a lower ownership and/or disclosure threshold.
[2]

For purposes of ISS’ director independence classification, “material” will be defined as a standard of relationship financial, personal, or otherwise that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

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[3]

“Relative” follows the definition of “immediate family members” which covers spouses, parents, children, stepparents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

[4]

Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

[5]

A business relationship may be material if the transaction value (of all outstanding transactions) entered into between the company and the company or organization with which the director is associated is equivalent to either 1 percent of the company’s turnover or 1 percent of the turnover of the company or organization with which the director is associated. OR, A business relationship may be material if the transaction value (of all outstanding financing operations) entered into between the company and the company or organization with which the director is associated is more than 10 percent of the company’s shareholder equity or the transaction value, (of all outstanding financing operations), compared to the company’s total assets, is more than 5 percent.

[6]

For example, in Hong Kong and Singapore, directors with a tenure exceeding nine years will be considered non-independent, unless the company provides sufficient and clear justification that the director is independent despite his long tenure.

Voting for Director Nominees in Contested Elections

Resolution Type: Ordinary

General Recommendation: Vote case-by-case on the election of directors in contested elections, including election of shareholder nominees or the dismissal of incumbent directors. For shareholder nominees, ISS places the persuasive burden on the nominee or the proposing shareholder to prove that they are better suited to serve on the board than management’s nominees. Serious consideration of shareholder nominees will be given only if there are clear and compelling reasons for the nominee to join the board. These nominees must also demonstrate a clear ability to contribute positively to board deliberations; some nominees may have hidden or narrow agendas and may unnecessarily contribute to divisiveness among directors.

The major decision factors are:

•	Company performance relative to its peers

•	Strategy of the incumbents versus the dissidents

•	Independence of directors/nominees

•	Experience and skills of board candidates

•	Governance profile of the company

•	Evidence of management entrenchment

•	Responsiveness to shareholders

•	Whether a takeover offer has been rebuffed.

When analyzing proxy contests/ shareholder nominees, ISS focuses on two central questions: (1) Have the dissidents proved that board change is warranted? and (2) if so, are the dissident board nominees likely to effect positive change (i.e., maximize long-term shareholder value)?

It is not, however, uncommon in China for a major shareholder to propose shareholder nominees. While these candidates are technically shareholder nominees, they are usually presented with consent of and often at the request of management. ISS treats the election of these shareholder nominees as uncontested director election unless there is an indication of director contest.

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3. Board of Supervisors

The Company Act requires that companies establish a supervisory board, and that this board consists of at least three members, with no less than one-third representing mass employees. These employee representatives are elected by employees and are not subject to shareholder approval in general meetings. Directors and senior executives are prohibited from serving as supervisors.

These supervisory boards are charged with overseeing company finances and supervising the conduct of directors and senior executives, with supervisors typically nominated by major shareholders of the company.

Election of Supervisors

Resolution Type: Ordinary

General Recommendation: Generally vote for such candidates unless:

•	He or she is a senior executive or director of the company;

•	He or she has been a partner of the company’s auditor within the last three years; or

•	There are concerns about the performance or conduct of an individual candidate.

4. Remuneration

Director Remuneration

Resolution Type: Ordinary

General Recommendation: Generally vote for resolutions regarding directors’ and supervisors’ fees unless they are excessive relative to fees paid by other companies of similar size.

Discussion

According to Article 37 of the Company Act, director and supervisor remuneration requires shareholder approval. In most cases, however, it is disclosed as an aggregate amount. One exception is the finance industry, where state-owned entities are subject to higher disclosure requirements.

Equity-based Compensation

A-share Stock Option Schemes and Performance Share Schemes

Resolution Type: Special

General Recommendation: Vote against a stock option and/or performance share scheme if:

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•

Pricing Basis - The plan permits the exercise price of the stock options and/or grant price of the performance shares[3] to be set at an unreasonable price[4] compared to the market price without sufficient justification;

•

Dilution - The maximum dilution level for the scheme exceeds 10 percent of issued capital; or ISS guidelines of 5 percent of issued capital for a mature company and 10 percent for a growth company. However, ISS will support plans at mature companies with dilution levels up to 10 percent if the plan includes other positive features such as challenging performance criteria and meaningful vesting periods, as these features partially offset dilution concerns by reducing the likelihood that options will become exercisable unless there is a clear improvement in shareholder value;

•

Performance benchmark - The scheme is proposed in the second half of the year and the measurement of the company’s financial performance starts from the same year. The rationale is that the company’s financial performance has been largely determined for that particular year and thus by linking the vesting conditions of part of the options and/or performance shares to that year’s financial performance, the company is providing incentives for the period of the second half only, which can either be too aggressive (if the target is far out of reach) or too insufficient (i.e., the target has already been reached); or

•	Incentive plan administration - Directors eligible to receive options and/or performance shares under the scheme are involved in the administration of the scheme.

Employee Stock Purchase Plans

Resolution Type: Ordinary

General Recommendation: Generally vote for employee stock purchase plans (ESPPs) unless any of the following applies:

•	The total stock allocated to the ESPP exceeds 10 percent of the company’s total shares outstanding at any given time;

•	The share purchase price is less than 90 percent of the market price[5] when the share purchase is conducted solely through private placement;

•	The company’s significant shareholders (i.e. individuals with 5 percent or more of beneficial ownership of the company) are involved as plan participants;

•	The ESPP is proposed in connection with an equity financing scheme which does not warrant shareholder support; or

•	The ESPP contains any other terms that are deemed disadvantageous to shareholders.

[3]

Performance share, termed as “restricted stock” literally in Chinese by companies incorporated in China, is a type of stock award that is commonly granted as a performance-based incentive in the market. The shares issued under such performance share plans are immediately locked after issuance and will only be vested upon completion of certain performance conditions.

[4]	The Administrative Measures on the Equity-based Incentive Schemes of Listed Companies recommends the following pricing basis:

•

Performance share grant price - the higher of 50 percent of the two: 1) the average trading price one day before the announcement day; 2) the average trading price 20, 60, or 120 days before the announcement day.

•	Stock option exercise price - the higher of the two: 1) the average trading price one day before the announcement day; 2) the average trading price 20, 60, or 120 days before the announcement day.

[5]

Market price is taken as the average trading price 20 trading days prior to the pricing reference date, pursuant to the CSRC’s guidelines on private placements, or the unaffected price prior to the announcement of the private placement.

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5. Auditor (Re)Appointment

Resolution Type: Ordinary

General Recommendation: Vote for the appointment of auditors and authorizing the board to fix their remuneration, unless:

•	There are serious concerns about the accounts presented or the audit procedures used;

•	The auditor is being changed without explanation.; or

•	Non-audit related fees are substantial or are routinely in excess of standard annual audit fees.

Whilst ISS will consider the nature and scope of non-audit fees when assessing their magnitude, where non-audit fees have constituted more than 50 percent of total auditor compensation during three out of the five most recent financial years, ISS will ordinarily not recommend support for the reelection of the audit firm.

6. Capital Raising

Share Issuance Requests

Resolution Type: Special

General Recommendation: Vote case-by-case on share issuance request, with reference to the identity of the placees, the use of proceeds, and the company’s past share issuance requests.

Discussion

Share issuance requests allow companies to issue shares to raise funds for general financing purposes. In the Measures for the Administration of the Issuance of Securities by Listed Companies, the China Securities Regulatory Commission (CSRC) stipulates the following regarding public rights offerings:

•	The number of new shares issued via a public rights offering shall not exceed 30 percent of the number of shares already issued;

•

A successful rights offering shall have subscription rate of no less than 70 percent. The controlling shareholder is required to make a public commitment to indicate the number of rights to which it will subscribe.

In the Chinese market, the rights issued are non-renounceable rights, which are not transferable and cannot be traded in the open market. The trading of rights issued in the A-share market was terminated by the CSRC in June 1996. Investors therefore could not sell their entitlements for a cash value to, in turn, compensate for the losses in their percentage of ownership should they decide not to exercise the rights entitlements.

Further, given the high level of retail investors’ participation in the market, a portion of the rights issued are often left unexercised due to the lack of awareness of these investors, resulting in increased control by the controlling shareholder at a steep discount via the public rights offering.

The Detailed Rules for Private Placement by Listed Companies and the relevant Q&A from the CSRC stipulate the following regarding share private placements:

•	Share issuances via a private placement shall be issued to not more than 35 specific parties;

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•	The share issue price for a private placement shall not be lower than 80 percent of the average trading price of the company’s A shares 20 trading days prior to the pricing reference date;

•

In cases when all the placees have been determined in advance and belong to any of the following categories: (i) the ultimate controller, controlling shareholder and/or related parties controlled by them; (ii) investors who will obtain control over the company after the private placement; and (iii) strategic investors, the pricing reference date can be either the corresponding board meeting announcement date, the shareholder meeting resolution announcement date, or the first day of the share issuance period;

•

In the aforementioned cases, the share lock-up period should be 18 months. In other cases, the issue price and placees will be determined via bidding process and the share lock-up period will be six months;

•

In general, a cooling-off period of at least 18 months from the last share issuance should be in place. For companies that have used up their previous raised funds or have invested their raised funds as planned may not be subject to the above restriction, however, a cooling-off period of at least six months shall still be in place;

•	The resulting dilution from a private share placement should be capped at 30 percent of the company’s total shares prior to the share issuance.

Chinese companies do not ask for general mandates to issue shares to third parties, rather they seek shareholder approval for a specific issuance.

Adjustments of Conversion Price of Outstanding Convertible Bonds

Resolution Type: Special

General Recommendation: Generally vote against the downward adjustment of the conversion price of A-share convertible bonds unless the proposed adjusted conversion price is deemed reasonable given the company’s justification; and the company is under extraordinary circumstances, such as liquidation or debt restructuring process due to financial distress.

Debt Issuance Requests

Resolution Type: Ordinary

The issuance of debt instruments is a commonly seen financing channel used by companies to finance its projects and fund operations in China. In evaluating such proposals, the following factors will be considered:

•	Rationale/use of proceeds - Why does the company need additional capital? How will that capital be used?

•

Terms of the debts - Are the debt instruments convertible into equity? What are the interest rate and maturity? Any call or put options? Often these terms will not be determined until the time of issuance of debt instruments (or when the actual loan agreement is signed). The terms of the debts would generally be determined by the market conditions, and lack of disclosure concerning these terms should not be a cause for significant concern so long as the debt is not convertible into equity.

•	Size - At a minimum, the size of the debt issuance/potential borrowing should be disclosed.

•	The company’s financial position - What is the company’s current leverage and how does that compare to its peers?

•

The risk of non-approval - What might happen if the proposal is not approved? Any alternative source of funding? Could the company continue to fund its operations? Would it hinder the company’s ability to realize opportunities?

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General Recommendation: Vote case-by-case on non-convertible debt issuance requests. Generally vote for such requests if:

•	The size of the debt being requested is disclosed;

•	A credible reason for the need for additional funding is provided;

•	Details regarding the assets to be pledged are disclosed (for specific asset pledge proposals); and

•	There are no significant causes for shareholder concerns regarding the terms and conditions of the debt.

A vote against will be warranted only in extremely egregious cases or where the company fails to provide sufficient information to enable a meaningful shareholder review.

For the issuance of convertible debt instruments, as long as the maximum number of common shares that could be issued upon conversion meets ISS’ guidelines on equity issuance requests, a vote for will be warranted. ISS will also recommend voting for proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Moreover, where a general authority to issue debt or pledge assets is requested, in addition to the above criteria, we will oppose such a proposal if it could result in a potentially excessive increase in debt. A potential increase in debt may be considered excessive when:

•	The proposed maximum amount is more than twice the company’s total debt;

•	It could result in the company’s debt-to-equity ratio exceeding 300 percent (for non-financial companies); and

•	The maximum hypothetical debt-to-equity ratio is more than three times the industry and/or market norm.

If data on the normal level of debt in that particular industry or market is not available, only the company-specific information will be considered.

Provision of Guarantees

Resolution Type: Ordinary, unless the cumulative amount exceeds threshold.

General Recommendation: Vote case-by-case on proposals to provide loan guarantees for subsidiaries, affiliates, and related parties. Generally vote against the provision of a guarantee where:

•	The identity of the entity receiving the guarantee is not disclosed;

•	The guarantee is being provided to a director, executive, parent company or affiliated entities where the company has no direct or indirect equity ownership; or

•

The guarantee is provided to an entity in which the company’s ownership stake is less than 75 percent; and such guarantee is not proportionate to the company’s equity stake or other parties have not provided a counter guarantee.

When the proposed guarantee does not fall into the above criteria, vote for such request provided that there are no significant concerns regarding the entity receiving the guarantee, the relationship between the listed company and the entity receiving the guarantee, the purpose of the guarantee, or the terms of the guarantee agreement. Examples of such concerns include a previous default by the entity receiving the guarantee or a sub-investment grade credit rating.

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Discussion

Chinese companies often provide loan guarantees for subsidiaries, affiliates, and sometimes even unrelated parties.

According to Article 9.11 in the Listing Rules of both Shanghai and Shenzhen stock exchanges, shareholder approval shall be sought in the following situations:

•	the amount of the guarantee is more than 10 percent of the last audited net asset value; or

•

the cumulative amount of the guarantee provision over the most recent 12-month period has already exceeded or will exceed 50 percent of the last audited net asset value with the addition of the new guarantee being proposed

•	the guarantee-receiving party has a debt-to-asset ratio over 70 percent;

•

the cumulative amount of the guarantee provision over the most recent 12-month period has already exceeded or will exceed 30 percent of the company’s last audited total asset value with the addition of the new guarantee being proposed; or

•

the cumulative amount of the guarantee provision over the most recent 12-month period has already exceeded or will exceed 50 percent of the last audited net asset value with the addition of the new guarantee being proposed and the absolute amount of the proposed guarantee exceeds CNY 50 million.

7. Amendments to Articles of Association/Company Bylaws

Communist Party Committee

Resolution Type: Special for article amendments

General Recommendation: Generally vote against proposals for article and/or bylaw amendments regarding Party Committees where the proposed amendments lack transparency or are not considered to adequately provide for accountability and transparency to shareholders.

Discussion

Driven by the corporate reforms initiated by the China Communist Party, the regulatory enforcements to legitimize the existence of a Communist Party Committee or to establish one in state-owned enterprises (SOEs) have prompted listed SOEs to amend their articles, while non-SOEs have begun to follow suit. Such committees’ members are not necessarily directors elected by shareholders, nor are they carrying out their duties as transparently as any board members or held accountable to shareholders. However, whilst no regulations explicitly grant the Party Committee the authority to override a company’s board of directors, many proposals have included provisions that will modify the board representation and allow the Party Committee to assert disproportionate influence over the board. These issues raise governance concerns. Given that most companies neither delineate the responsibilities of the Party Committee from those of the board of directors or its key committees, nor specify clearly the actual interaction between the two when making material decisions, a more stringent approach is requested by institutional investors and market participants, including issuers, in general.

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Other Articles of Association/Bylaw Amendments

Resolution Type: Special for article amendments; Ordinary for bylaw amendments

General Recommendation: Vote case-by-case on Articles of Association/bylaw amendments.

Generally vote for bylaw amendments if:

•	They are driven by regulatory changes and are technical in nature; or

•	They are meant to update company-specific information in the bylaws such as registered capital, address, and business scope, etc.

Generally vote against the amendments if:

•	The company has failed to provide either a comparison table or a summary of the proposed amendments; or

•	The amendments include the increase in the decision authority which is considered excessive and the company fails to provide a compelling justification.

Vote case-by-case on the adoption of new constitutional document with no previous reference.

Discussion

Proposals to amend company’s Articles of Association and other bylaws are commonly seen at shareholder meetings. Companies usually disclose what being amended, or the amended bylaws, or both in their meeting circulars. Amendments are nearly always bundled together as a single voting resolution, and ISS’ general approach is to review these amendments on a case-by-case basis and to oppose article amendments as a whole when they include changes ISS opposes.

Other company bylaws include but are not limited to:

•	Rules and Procedures Regarding Shareholder’s Meeting;

•	Rules and Procedures Regarding Board of Directors’ Meeting;

•	Rules and Procedures Regarding Supervisors’ Meeting;

•	Rules and Procedures for Election of Directors and Supervisors;

•	Working System for Board of Directors/Supervisors

•	Management System of Raised Funds/ Related-Party Transactions;

•	Management System of External Investment/ External Guarantee Provision.

8. Related-Party Transactions

ISS assesses related-party transactions on a case-by-case basis. However, all analyses are conducted from the point of view of long-term shareholder value for the company’s existing shareholders.

As with many Asian markets, two types of related-party transactions are commonly seen in China - the non-recurring transaction and the recurring service provision agreement. Commonly seen related-party transactions include (but are not limited to):

•	Transactions involving the sale or purchase of goods;

•	Transactions involving the sale or purchase of property and/or assets;

•	Transactions involving the lease of property and/or assets;

•	Transactions involving the provision or receipt of services or leases;

•	Transactions involving the transfer of intangible items (e.g., research and development, trademarks, license agreements);

•	Transactions involving the provision, receipt, or guarantee of financial services (including loans and deposit services);

•	Transactions involving the assumption of financial/operating obligations;

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•	Transactions that include the subscription for debt/equity issuances; and

•	Transactions that involve the establishment of joint-venture entities.

Discussion

According to Article 5.1 of Guidelines for Introducing Independent Directors to the Board of Listed Companies by CSRC, 2001, independent directors must ratify any related-party transaction amounting to more than 5 percent of net assets or CNY 3 million, whilst at board meetings held to discuss such transactions interested directors must abstain from voting (Article 124 of the Company Act).

Related-party transactions are regulated by Chapter 9 and 10 in the Listing Rules of Shanghai and Shenzhen stock exchanges, with definitions of related parties and associated transactions given in articles 10.1.1, 10.1.3, and 10.1.5. These rules require that related parties abstain from voting on defined related-party transactions at shareholder meetings.

Articles 74 to 77 of the Code of Corporate Governance also include principles regarding the disclosure, pricing, and other issues involved in a typical related-party transaction.

Loan Financing Requests

Resolution Type: Ordinary

General Recommendation: Vote case-by-case on loans and financing proposals.

In assessing requests for loan financing provided by a related party:

•

ISS will examine stated uses of proceeds, the size or specific amount of the loan requested, and the interest rate to be charged. ISS also gives importance to, and seeks disclosure on, the specific relation of the party providing the loan to the company.

In assessing requests to provide loan financing to a related party:

•

ISS will examine stated uses of proceeds, the size or specific amount of the loan requested, and interest rates to be charged. ISS also gives importance to, and seeks disclosure on, the specific relation of the party to be granted the loan by the company.

•	ISS will generally recommend that shareholders vote against the provision of loans to clients, controlling shareholders, and actual controlling persons of the company.

•

ISS will generally recommend that shareholders vote against the provision of loans to an entity in which the company’s ownership stake is less than 75 percent and the financing provision is not proportionate to the company’s equity stake.

Discussion

Chinese companies often seek loan financing from banks, financial institutions, or controlling shareholders. Occasionally, companies also undertake to provide funding for its subsidiaries, affiliates, or related parties. Generally, the funds obtained from the loan application are used by companies, its subsidiaries, affiliates, and related parties to supplement working capital, fund ongoing projects, and take advantage of investment plans.

Article 10.2.3 of the Listing Rules of both Shanghai and Shenzhen stock exchanges prohibits the making of loans to directors, supervisors, or senior management either directly or through its subsidiaries.

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Group Finance Companies

Resolution Type: Ordinary

General Recommendation: Vote against requests to deposit monies with a group finance company.

Discussion

It is not uncommon for large companies in China to establish group finance companies (GFC) as an internal agent to accept deposits from, and make loans to, group companies. Shareholder approval is typically required when the company makes deposits to, obtains loans from, and/or receives other forms of financial services from a GFC.

9. Mergers & Acquisitions

Resolution Type: Special

General Recommendation: Vote case-by-case on mergers and acquisitions, taking into consideration of following factors:

•

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? If a fairness opinion has been prepared, it provides an initial starting point for assessing valuation reasonableness, but ISS also places emphasis on the offer premium, market reaction, and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.

•

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•	Negotiations and process - Were the terms of the transaction negotiated at arms-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders.

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. ISS will consider whether these interests may have influenced these directors and officers to support or recommend the merger.

•

Governance - Will the combined company have a better or worse governance profile than the respective current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

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10. Proposals to Invest in Financial Products Using Idle Funds

Resolution Type: Ordinary

General Recommendation: Vote on proposals to invest in financial products using idle funds on a case-by-case basis. Key factors for evaluating such requests include:

•	Any known concerns with previous investments;

•	The amount of the proposed investment relative to the company’s assets;

•	Disclosure of the nature of the products in which the company proposes to invest; and

•	Disclosure of associated risks of the proposed investments and related risk management efforts by the company.

Generally vote for such proposals unless the company fails to provide sufficient information to enable a meaningful shareholder vote or there are significant concerns with the company’s previous similar investments.

Discussion

According to Article 9.3.2 of the listing rules, the company’s external investments, including investment in financial products, with a cumulative amount more than 50 percent of its last audited net asset value and exceeding CNY 50 million in the previous 12 months requires shareholder approval. In addition, CSRC issued a new regulation in late 2012 to allow listed companies to invest part of their idle raised funds in financial products with approval of shareholders.

11. Social and Environmental Issues

General Approach

ISS applies a common approach globally to evaluating social and environmental proposals which cover a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short or long term.

General Recommendation: Generally vote case-by-case, examining primarily whether implementation of the proposal is likely to enhance or protect shareholder value. The following factors will be considered:

•	If the issues presented in the proposal are being appropriately or effectively dealt with through legislation or government regulation;

•	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

•	Whether the proposal’s request is unduly burdensome (scope or timeframe) or overly prescriptive;

•	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

•	Whether there are significant controversies, fines, penalties, or litigation associated with the company’s practices related to the issue(s) raised in the proposal;

•

If the proposal requests increased disclosure or greater transparency, whether reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

•

If the proposal requests increased disclosure or greater transparency, whether implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

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Say on Climate (SoC) Management Proposals

General Recommendation: Vote case-by-case on management proposals that request shareholders to approve the company’s climate transition action plan6, taking into account the completeness and rigor of the plan. Information that will be considered where available includes the following:

•	The extent to which the company’s climate related disclosures are in line with TCFD recommendations and meet other market standards;

•	Disclosure of its operational and supply chain GHG emissions (Scopes 1, 2, and 3);

•	The completeness and rigor of company’s short-, medium-, and long-term targets for reducing operational and supply chain GHG emissions (Scopes 1, 2, and 3 if relevant);

•	Whether the company has sought and approved third-party approval that its targets are science-based;

•	Whether the company has made a commitment to be “net zero” for operational and supply chain emissions (Scopes 1, 2, and 3) by 2050;

•	Whether the company discloses a commitment to report on the implementation of its plan in subsequent years;

•	Whether the company’s climate data has received third-party assurance;

•	Disclosure of how the company’s lobbying activities and its capital expenditures align with company strategy;

•	Whether there are specific industry decarbonization challenges; and

•	The company’s related commitment, disclosure, and performance compared to its industry peers.

Say on Climate (SoC) Shareholder Proposals

General Recommendation: Vote case-by-case on shareholder proposals that request the company to disclose a report providing its GHG emissions levels and reduction targets and/or its upcoming/approved climate transition action plan and provide shareholders the opportunity to express approval or disapproval of its GHG emissions reduction plan, taking into account information such as the following:

•	The completeness and rigor of the company’s climate-related disclosure;

•	The company’s actual GHG emissions performance;

•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to its GHG emissions; and

•	Whether the proposal’s request is unduly burdensome (scope or timeframe) or overly prescriptive.

[6]	Variations of this request also include climate transition related ambitions, or commitment to reporting on the implementation of a climate plan.

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© 2022 | Institutional Shareholder Services and/or its affiliates

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Effective for Meetings on or after February 1, 2023 Published December 13, 2022 W W W . I S S G O V E R N A NC E. C OM

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Coverage Universe

These guidelines cover the markets in South-Eastern Europe and the Near East; the markets not covered under a separate ISS policy document (i.e. ISS_ Continental Europe, Russia & Kazakhstan, Israel, Middle East & Northern Africa, Sub-Saharan Africa policies).

Current coverage includes Albania, Belarus, Bosnia, Georgia, Kosovo, Macedonia, Montenegro, Turkey, and Ukraine.

1. Operational Items

Financial Results/Director and Auditor Reports

General Recommendation: Vote for approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Fees

General Recommendation: Vote for the (re)election of auditors and/or proposals authorizing the board to fix auditor fees, unless:

•	There are serious concerns about the procedures used by the auditor;

•	There is reason to believe that the auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	External auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company;

•	The name(s) of the proposed auditors has not been published;

•	The auditors are being changed without explanation; or

•	For widely-held companies, fees (if disclosed) for non-audit services exceed either 100 percent of standard audit-related fees or any stricter limit set in local best practice recommendations or law.

In circumstances where fees for non-audit services include fees related to significant one-time capital structure events (initial public offerings, bankruptcy emergencies, and spinoffs) and the company makes public disclosure of the amount and nature of those fees, which are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit fees.

For concerns related to the audit procedures, independence of auditors, and/or name of auditors, ISS may recommend against the auditor (re)election. For concerns related to fees paid to the auditors, ISS may recommend against remuneration of auditors if this is a separate voting item; otherwise, ISS may recommend against the auditor election.

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Appointment of Internal Statutory Auditors

General Recommendation: Vote for the appointment or (re)election of statutory auditors, unless:

•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

General Recommendation: Vote for approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	The payout is excessive given the company’s financial position.

Stock (Scrip) Dividend Alternative

General Recommendation: Vote for most stock (scrip) dividend proposals.

Vote against proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

General Recommendation: Vote for proposals seeking the approval of amendments to the articles of association (bylaws) unless:

•	The current version of bylaws and proposed amendments are not publicly available in a timely manner; or

•	On balance, the proposed amendments are not in shareholders’ interest.

This policy applies to both bundled and unbundled proposals to amend bylaws.

Donations

General Recommendation: Vote for proposals seeking the approval of donations for the fiscal year under review unless:

•	The amount of donations for the fiscal year in review is not publicly available at the time of analysis; or

•	There are controversies surrounding the company’s use of donations.

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Vote for proposals seeking the approval of donations for the upcoming fiscal year unless:

•	The company does not provide a cap for the amount of future donations, and there is no disclosure regarding donations being made under the fiscal year in review; or

•	There are controversies surrounding the company’s use of donations.

Change in Company Fiscal Term

General Recommendation: Vote for resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

General Recommendation: Vote against resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

General Recommendation: Vote proposals to amend quorum requirements for shareholder meetings on a case-by-case basis.

Transact Other Business

General Recommendation: Vote against other business when it appears as a voting item.

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2. Board of Directors

Director Elections

General Recommendation: Vote for management nominees in the election of directors, unless:

•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests;

•	The board fails to meet minimum corporate governance standards;

•	There are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities; or

•	Repeated absences at board and committee meetings (less than 75 percent attendance) have not been explained (in countries where this information is disclosed).

Vote against the election of directors at all companies if the name of the nominee is not disclosed in a timely manner prior to the meeting.

Board Independence

Independence will be determined according to ISS’ EMEA Regional Classification of Directors, if a nominee cannot be categorized, ISS will consider that person non-independent and include that nominee in the calculation of overall board independence.

ISS will generally recommend against the election or reelection of non-independent directors (excluding the CEO) if overall board independence is less than one-third, excluding, where relevant, employee shareholder representatives.

Vote for employee and/or labour representatives if they sit on either the audit or compensation committee and are required by Law to be on these committees. Vote against employee and/or labour representatives if they sit on either the audit or compensation committee, if they are not required to be on these committees.

Audit Committee Independence

Vote against proposals seeking the election of non-independent members of the audit committee if:

•	Fewer than one-third of all audit committee members, excluding, where relevant, employee shareholder representatives, would be independent; or

•	A non-independent member is being presented for election or reelection as the audit committee chair.

This policy applies to bundled and unbundled items.

For companies incorporated in Turkey, vote against the (re)election of any non-independent members of the audit committee.

Vote against the (re)election of executives who serve on the company’s audit committee. ISS may also recommend against if the disclosure is insufficient to determine whether an executive serves or will serve on the audit committee. If a company does not have an audit committee, ISS may consider that the entire board fulfills the role of the committee, and recommend against any executives, including the CEO, on the ballot.

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Governance Failures

Under extraordinary circumstances, vote against individual directors, members of a committee, or the entire board, due to:

•	Material failure of governance, stewardship, risk oversight (including, but not limited to, environmental, social, and climate change issues), or fiduciary responsibilities at the company;

•	Failure to replace management as appropriate; or

•

Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

[Please see the ISS EMEA Regional Classification of Directors on the following page.]

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ISS Classification of Directors - EMEA Regional Policy

Executive Director

•	Employee or executive of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company[6].

Non-Independent Non-Executive Director (NED)

•	Any director who is attested by the board to be a non-independent NED;

•	Any director specifically designated as a representative of a significant shareholder of the company;

•	Any director who is also an employee or executive of a significant shareholder of the company;

•	Any director who is nominated by a dissenting significant shareholder, unless there is a clear lack of material[5] connection with the dissident, either currently or historically;

•

Beneficial owner (direct or indirect) of at least 10 percent of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10 percent individually, but collectively own more than 10 percent), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

•

Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•

Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test[3]);

•	Any director who has conflicting or cross-directorships with executive directors or the chair of the company[6];

•	Relative[1] of a current or former executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee;

•	Former executive (five-year cooling off period) [6];

•	Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered.[4]

•	Any additional relationship or principle considered to compromise independence under local corporate governance best practice guidance.[7]

Independent NED

•	No material[5] connection, either direct or indirect, to the company (other than a board seat) or to a significant shareholder.

Employee Representative

•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Footnotes

[1]

“Relative” follows the definition of “immediate family members” which covers spouses, parents, children, stepparents, stepchildren, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

[2]

Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

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[3]

A business relationship may be material if the transaction value (of all outstanding transactions) entered into between the company and the company or organization with which the director is associated is equivalent to either 1 percent of the company’s turnover or 1 percent of the turnover of the company or organization with which the director is associated. OR, A business relationship may be material if the transaction value (of all outstanding financing operations) entered into between the company and the company or organization with which the director is associated is more than 10 percent of the company’s shareholder equity or the transaction value, (of all outstanding financing operations), compared to the company’s total assets, is more than 5 percent.

[4]

For example, in continental Europe, directors with a tenure exceeding 12 years will be considered non-independent. In the United Kingdom, Ireland, Hong Kong, and Singapore, directors with a tenure exceeding nine years will be considered non-independent, unless the company provides sufficient and clear justification that the director is independent despite his/her long tenure.

[5]

For purposes of ISS’ director independence classification, “material” will be defined as a standard of relationship financial, personal, or otherwise that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

[6]

For purposes of independence classification of directors incorporated in the Middle East and Africa region, this criterion will be taken into account in accordance with market best practice and disclosure standards and availability.

[7]	For MEA markets, directors’ past services as statutory auditor/partner of the statutory audit firm will be taken into account, with cooling-off periods in accordance with local market best practice.

Contested Director Elections

General Recommendation: For contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, ISS will make its recommendation on a case-by-case basis, determining which directors are best suited to add value for shareholders.

The analysis will generally be based on, but not limited to, the following major decision factors:

•	Company performance relative to its peers;

•	Strategy of the incumbents versus the dissidents;

•	Independence of directors/nominees;

•	Experience and skills of board candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment;

•	Responsiveness to shareholders;

•	Whether a takeover offer has been rebuffed;

•	Whether minority or majority representation is being sought.

When analyzing a contested election of directors, ISS will generally focus on two central questions: (1) Have the dissidents proved that board change is warranted? And (2) if so, are the dissident board nominees likely to effect positive change (i.e., maximize long-term shareholder value).

Discharge of Directors

General Recommendation: Generally vote for the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies as to whether the board is fulfilling its fiduciary duties, as evidenced by:

•

A lack of oversight or actions by board members that invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

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•

Any legal proceedings (either civil or criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

•	Other egregious governance issues where shareholders will bring legal action against the company or its directors.

For markets that do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), investors may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.

Director, Officer, and Auditor Indemnification and Liability Provisions

General Recommendation: Vote proposals seeking indemnification and liability protection for directors and officers on a case-by-case basis.

Vote against proposals to indemnify external auditors.

Board Structure

General Recommendation: Vote for proposals to fix board size.

Vote against the introduction of classified boards and mandatory retirement ages for directors.

Vote against proposals to alter board structure or size in the context of a fight for control of the company or the board.

3. Capital Structure

Share Issuance Requests

General Issuances

General Recommendation: Vote for issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote for issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances

General Recommendation: Vote on a case-by-case basis on all requests, with or without preemptive rights.

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Increases in Authorized Capital

General Recommendation: Vote for non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote for specific proposals to increase authorized capital to any amount, unless:

•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote against proposals to adopt unlimited capital authorizations.

Reduction of Capital

General Recommendation: Vote for proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a case-by-case basis.

Capital Structures

General Recommendation: Vote for resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote against requests for the creation or continuation of dual-class capital structures or the creation of new or additional super-voting shares.

Preferred Stock

General Recommendation: Vote for the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote for the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Vote against the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote against the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

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Vote proposals to increase blank check preferred authorizations on a case-by-case basis.

Debt Issuance Requests

General Recommendation: Vote non-convertible debt issuance requests on a case-by-case basis, with or without preemptive rights.

Vote for the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Vote for proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

General Recommendation: Vote proposals to approve the pledging of assets for debt on a case-by-case basis.

Increase in Borrowing Powers

General Recommendation: Vote proposals to approve increases in a company’s borrowing powers on a case-by-case basis.

Share Repurchase Plans

General Recommendation: Generally vote for market repurchase authorities (share repurchase programs) if the terms comply with the following criteria:

•	A repurchase limit of up to 10 percent of outstanding issued share capital;

•	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and

•	A duration of no more than five years, or such lower threshold as may be set by applicable law, regulation, or code of governance best practice.

Authorities to repurchase shares in excess of the 10 percent repurchase limit will be assessed on a case-by-case basis. ISS may support such share repurchase authorities under special circumstances, which are required to be publicly disclosed by the company, provided that, on balance, the proposal is in shareholders’ interests. In such cases, the authority must comply with the following criteria:

•	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and

•	A duration of no more than 18 months.

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In markets where it is normal practice not to provide a repurchase limit, evaluate the proposal based on the company’s historical practice. However, companies should disclose such limits and, in the future, a vote against may be warranted at companies that fail to do so. In such cases, the authority must comply with the following criteria:

•	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and

•	A duration of no more than 18 months.

In addition, vote against any proposal where:

•	The repurchase can be used for takeover defenses;

•	There is clear evidence of abuse;

•	There is no safeguard against selective buybacks; and/or

•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.

Reissuance of Repurchased Shares

General Recommendation: Vote for requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

General Recommendation: Vote for requests to capitalize reserves for bonus issues of shares or to increase par value.

4. Compensation

Compensation Plans

General Recommendation: Vote compensation plans on a case-by-case basis.

Director Compensation

General Recommendation: Vote for proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a case-by-case basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a case-by-case basis.

Vote against proposals to introduce retirement benefits for non-executive directors.

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5. Other Items

Reorganizations/Restructurings

General Recommendation: Vote reorganizations and restructurings on a case-by-case basis.

Mergers and Acquisitions

General Recommendation: Vote case-by-case on mergers and acquisitions taking into account the following:

For every M&A analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, ISS places emphasis on the offer premium, market reaction, and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.

•

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? ISS will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

•

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote against if the companies do not provide sufficient information upon request to make an informed voting decision.

Mandatory Takeover Bid Waivers

General Recommendation: Vote proposals to waive mandatory takeover bid requirements on a case-by-case basis.

Reincorporation Proposals

General Recommendation: Vote reincorporation proposals on a case-by-case basis.

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Expansion of Business Activities

General Recommendation: Vote for resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions

General Recommendation: In evaluating resolutions that seek shareholder approval on related-party transactions (RPTs), vote on a case-by-case basis, considering factors including, but not limited to, the following:

•	The parties on either side of the transaction;

•	The nature of the asset to be transferred/service to be provided;

•	The pricing of the transaction (and any associated professional valuation);

•	The views of independent directors (where provided);

•	The views of an independent financial adviser (where appointed);

•	Whether any entities party to the transaction (including advisers) is conflicted; and

•	The stated rationale for the transaction, including discussions of timing.

If there is a transaction that ISS deemed problematic and that was not put to a shareholder vote, ISS may recommend against the election of the director involved in the related-party transaction or the full board.

Antitakeover Mechanisms

General Recommendation: Generally vote against all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals

General Recommendation: Vote all shareholder proposals on a case-by-case basis.

Vote for proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote against proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

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6. Social and Environmental Issues

Global Approach

ISS applies a common approach globally to evaluating social and environmental proposals which cover a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short or long term.

General Recommendation: Generally vote case-by-case, examining primarily whether implementation of the proposal is likely to enhance or protect shareholder value. The following factors will be considered:

•	If the issues presented in the proposal are being appropriately or effectively dealt with through legislation or government regulation;

•	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

•	Whether the proposal’s request is unduly burdensome (scope or timeframe) or overly prescriptive;

•	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

•	Whether there are significant controversies, fines, penalties, or litigation associated with the company’s practices related to the issue(s) raised in the proposal;

•

If the proposal requests increased disclosure or greater transparency, whether reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

•

If the proposal requests increased disclosure or greater transparency, whether implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Say on Climate (SoC) Management Proposals

General Recommendation: Vote case-by-case on management proposals that request shareholders to approve the company’s climate transition action plan1, taking into account the completeness and rigor of the plan. Information that will be considered where available includes the following:

•	The extent to which the company’s climate related disclosures are in line with TCFD recommendations and meet other market standards;

•	Disclosure of its operational and supply chain GHG emissions (Scopes 1, 2, and 3);

•	The completeness and rigor of company’s short-, medium-, and long-term targets for reducing operational and supply chain GHG emissions (Scopes 1, 2, and 3 if relevant);

•	Whether the company has sought and approved third-party approval that its targets are science-based;

•	Whether the company has made a commitment to be “net zero” for operational and supply chain emissions (Scopes 1, 2, and 3) by 2050;

•	Whether the company discloses a commitment to report on the implementation of its plan in subsequent years;

•	Whether the company’s climate data has received third-party assurance;

•	Disclosure of how the company’s lobbying activities and its capital expenditures align with company strategy;

[1]	Variations of this request also include climate transition related ambitions, or commitment to reporting on the implementation of a climate plan.

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•	Whether there are specific industry decarbonization challenges; and

•	The company’s related commitment, disclosure, and performance compared to its industry peers.

Say on Climate (SoC) Shareholder Proposals

General Recommendation: Vote case-by-case on shareholder proposals that request the company to disclose a report providing its GHG emissions levels and reduction targets and/or its upcoming/approved climate transition action plan and provide shareholders the opportunity to express approval or disapproval of its GHG emissions reduction plan, taking into account information such as the following:

•	The completeness and rigor of the company’s climate-related disclosure;

•	The company’s actual GHG emissions performance;

•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to its GHG emissions; and

•	Whether the proposal’s request is unduly burdensome (scope or timeframe) or overly prescriptive.

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Founded in 1985, Institutional Shareholder Services group of companies (ISS) empowers investors and companies to build for long-term and sustainable growth by providing high-quality data, analytics and insight. ISS, which is majority owned by Deutsche Bourse Group, along with Genstar Capital and ISS management, is a leading provider of corporate governance and responsible investment solutions, market intelligence, fund services, and events and editorial content for institutional investors and corporations, globally. ISS’ 2,600 employees operate worldwide across 29 global locations in 15 countries. Its approximately 3,400 clients include many of the world’s leading institutional investors who rely on ISS’ objective and impartial offerings, as well as public companies focused on ESG and governance risk mitigation as a shareholder value enhancing measure. Clients rely on ISS’ expertise to help them make informed investment decisions. This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.

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THE GLENMEDE PORTFOLIOS

PART C. OTHER INFORMATION

Item 28.	Exhibits

(a)	(1)	Amended and Restated Master Trust Agreement, dated September 10, 2015, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-46593/811-6578) filed with the SEC on February 26, 2016 (“Post-Effective Amendment No. 38”).

(b)	(1)	By-Laws of the Registrant, dated March 3, 1992, are incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-46593/811-6578) filed with the Securities and Exchange Commission (“SEC”) on December 29, 1995 (“Post-Effective Amendment No. 6”).

	(2)	Amendment No. 1 to the By-Laws of the Registrant, adopted on September 15, 2004, is incorporated herein by reference to Exhibit (b)(2) of Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-46593/811-6578) filed with the SEC on December 20, 2004 (“Post-Effective Amendment No. 18”).

(c)		See: Articles IV, V and VII of Registrant’s Amended and Restated Master Trust Agreement, which is incorporated herein by reference to Exhibit (a)(1); and Article 7 of Registrant’s By-laws, which are incorporated herein by reference as Exhibit (b)(1).

(d)	(1)	Investment Advisory Agreement between the Registrant and The Glenmede Trust Company, dated June 5, 1992, is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 6.

	(2)	Amendment No. 1, dated September 13, 1994, to the Investment Advisory Agreement between the Registrant and The Glenmede Trust Company is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 6.

	(3)	Assumption and Guarantee, dated September 1, 2000, between The Glenmede Trust Company and Glenmede Advisers, Inc., with respect to the Investment Advisory Agreement between the Registrant and The Glenmede Trust Company, relating to the New Jersey Muni and Muni Intermediate Portfolios, is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-46593/811-6578) filed with the SEC on February 28, 2001 (“Post-Effective Amendment No. 13”).

	(4)	Amendment No. 2, dated January 1, 2007, to the Investment Advisory Agreement among the Registrant, Glenmede Advisers, Inc. and Glenmede Investment Management LP is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-46593/811-6578) filed with the SEC on February 23, 2007 (“Post-Effective Amendment No. 22”).

(e)	(1)	Distribution Agreement, dated March 31, 2020, by and between the Registrant, Quasar Distributors, LLC and Glenmede Investment Management LP is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 48 of Registrant’s Registration Statement on Form N-1A (Nos. 33-46593/811-6578) filed with the SEC on February 26, 2021 (“Post-Effective Amendment No. 48”).

	(2)	Distribution Agreement, dated September 30, 2021, by and between the Registrant, Quasar Distributors, LLC and Glenmede Investment Management LP is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-46593/811-6578) filed with the SEC on February 28, 2022 (“Post-Effective Amendment No. 49”).

(f)		Not Applicable.

(g)	(1)	Custody Agreement, dated September 1, 2001, between the Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g)(1) of Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-46593/811-6578) filed with the SEC on January 29, 2002 (“Post-Effective Amendment No. 14”).

	(2)	Amendment to Custody Agreement, effective March 28, 2003, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-46593/811-6578) filed with the SEC on December 12, 2003 (“Post-Effective Amendment No. 16”).

	(3)	First Amendment to Custody Agreement, dated December 10, 2003, between the Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 17 (Nos. 33-46593/811-6578) filed with the SEC on February 27, 2004 (“Post-Effective Amendment No. 17”).

(h)	(1)	Administration Agreement, dated as of September 1, 2002, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 14.

	(2)	Transfer Agency Agreement, dated as of September 1, 2002, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 14.

	(3)	First Amendment to Administration Agreement, dated as of December 10, 2003, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 17.

	(4)	First Amendment to Transfer Agency Agreement, dated as of December 10, 2003, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 17.

	(5)	Termination and Renewal Agreement, dated August 1, 2007 between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(6) of Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-46593/811-6578) filed with the SEC on February 28, 2008 (“Post-Effective Amendment No. 23”).

	(6)	Amended and Restated Amended Shareholder Servicing Plan and related Agreement is incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-46593/811-6578) No. 42 filed with the SEC on February 28, 2018 (“Post-Effective Amendment No. 42”).

(i)	(1)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit 10 of Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-46593/811-6578) filed with the SEC on March 2, 1998 (“Post-Effective Amendment No. 9”).

(j)	(1)	Consent of Faegre Drinker Biddle & Reath LLP is filed herewith as Exhibit (j)(1).

	(2)	Consent of Independent Registered Public Accounting Firm is filed herewith as Exhibit (j)(2).

(k)		Not Applicable.

(l)	(1)	Purchase Agreement between Registrant and The Glenmede Trust Company is incorporated herein by reference to Exhibit 13(a) of Post-Effective Amendment No. 9.

(m)		Not Applicable.

(n)		Not Applicable.

(o)		Reserved.

(p)	(1)	Revised Code of Ethics of The Glenmede Portfolios is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 38.

	(2)	Amended Code of Ethics of Glenmede Investment Management LP is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 34 of Registrant’s Registration Statement on Form N-1A (Nos. 33-46593/811-6578) filed with the SEC on February 28, 2014.

(q)	(1)	Powers of Attorney for H. Franklin Allen, Susan W. Catherwood, William L. Cobb, Jr., Andrew Phillips, Mary Ann B. Wirts and Harry Wong are filed herewith.

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

Item 29.	Persons Controlled by or Under Common Control with Registrant

Registrant is not controlled by or under common control with any person. Registrant is controlled by its Board of Trustees.

Item 30.	Indemnification

Reference is made to Article VI of the Registrant’s Amended and Restated Master Trust Agreement which is incorporated herein by reference to Exhibit 1. Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Advisor

Reference is made to the caption of “Investment Advisor” in the Prospectus in Part A of this Registration Statement and “Investment Advisory and Other Services” in Part B of this Registration Statement.

Set forth below is a list of all of the directors, senior officers and those officers primarily responsible for Registrant’s affairs and, with respect to each such person, the name and business address of the Company (if any) with which such person has been connected at any time since October 31, 2019, as well as the capacity in which such person was connected.

Name and Position with Glenmede Investment Management LP	Business Address of other Company	Connection with other Company
Gordon B. Fowler, Managing Director Chief Executive Officer	The Glenmede Trust Company, N.A.	Chief Executive Officer, Chief Investment Officer and Board Member

	Church Pension Fund	Trustee

	Curtis Institute of Music	Trustee

	Widows Corporation	Trustee

Peter J. Zuleba, Managing Director Director President Director of Investment Management	The Glenmede Trust Company, N.A.	President, Director of Investment Management and Board Member

	Philadelphia Health Partnership	Board Member

	St. James School	Board Member

Raj Tewari, Managing Director Chief Operating Officer	The Glenmede Trust Company, N.A.	Managing Director and Chief Operating Officer

	Heights Philadelphia	Board Member

John F. McCabe, Managing Director General Counsel	The Glenmede Trust Company, N.A.	Managing Director and General Counsel

	Support Center for Child Advocates	Board Member

Item 32.	Principal Underwriters

(a)	Quasar Distributors, LLC (“Quasar Distributors”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	Aasgard Small & Mid Cap Fund, Series of Advisors Series Trust

2.	American Trust Allegiance Fund, Series of Advisors Series Trust

3.	Capital Advisors Growth Fund, Series of Advisors Series Trust

4.	Chase Growth Fund, Series of Advisors Series Trust

5.	Davidson Multi Cap Equity Fund, Series of Advisors Series Trust

6.	Edgar Lomax Value Fund, Series of Advisors Series Trust
7.	First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust
8.	First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
9.	Fort Pitt Capital Total Return Fund, Series of Advisors Series Trust
10.	Huber Large Cap Value Fund, Series of Advisors Series Trust
11.	Huber Mid Cap Value Fund, Series of Advisors Series Trust
12.	Huber Select Large Cap Value Fund, Series of Advisors Series Trust
13.	Huber Small Cap Value Fund, Series of Advisors Series Trust
14.	Logan Capital International Fund, Series of Advisors Series Trust
15.	Logan Capital Large Cap Core Fund, Series of Advisors Series Trust
16.	Logan Capital Large Cap Growth Fund, Series of Advisors Series Trust
17.	Logan Capital Small Cap Growth Fund, Series of Advisors Series Trust
18.	O’Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
19.	PIA BBB Bond Fund, Series of Advisors Series Trust
20.	PIA High Yield Fund, Series of Advisors Series Trust
21.	PIA High Yield Managed Account Completion Shares (MACS) Fund, Series of Advisors Series Trust
22.	PIA MBS Bond Fund, Series of Advisors Series Trust
23.	PIA Short-Term Securities Fund, Series of Advisors Series Trust
24.	Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
25.	Poplar Forest Partners Fund, Series of Advisors Series Trust
26.	Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
27.	Pzena International Small Cap Value Fund, Series of Advisors Series Trust
28.	Pzena International Value Fund, Series of Advisors Series Trust
29.	Pzena Mid Cap Value Fund, Series of Advisors Series Trust
30.	Pzena Small Cap Value Fund, Series of Advisors Series Trust
31.	Reverb ETF, Series of Advisors Series Trust
32.	Scharf Fund, Series of Advisors Series Trust
33.	Scharf Global Opportunity Fund, Series of Advisors Series Trust
34.	Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
35.	Semper MBS Total Return Fund, Series of Advisors Series Trust
36.	Semper Short Duration Fund, Series of Advisors Series Trust
37.	Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
38.	Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
39.	VegTech Plant-based Innovation & Climate ETF, Series of Advisors Series Trust
40.	The Aegis Funds
41.	Allied Asset Advisors Funds
42.	Angel Oak Funds Trust
43.	Angel Oak Strategic Credit Fund
44.	Barrett Opportunity Fund, Inc.
45.	Bridges Investment Fund, Inc.
46.	Brookfield Investment Funds
47.	Buffalo Funds
48.	Cushing® Mutual Funds Trust
49.	DoubleLine Funds Trust
50.	EA Series Trust (f/k/a Alpha Architect ETF Trust)
51.	Ecofin Tax-Advantaged Social Impact Fund, Inc.
52.	AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
53.	AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
54.	AAM S&P 500 Emerging Markets High Dividend Value ETF, Series of ETF Series Solutions
55.	AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
56.	AAM S&P Developed Markets High Dividend Value ETF, Series of ETF Series Solutions
57.	AAM Transformers ETF, Series of ETF Series Solutions

58.	AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions
59.	Aptus Collared Income Opportunity ETF, Series of ETF Series Solutions
60.	Aptus Defined Risk ETF, Series of ETF Series Solutions
61.	Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
62.	Aptus Enhanced Yield ETF, Series of ETF Series Solutions
63.	Blue Horizon BNE ETF, Series of ETF Series Solutions
64.	BTD Capital Fund, Series of ETF Series Solutions
65.	Carbon Strategy ETF, Series of ETF Series Solutions
66.	ClearShares OCIO ETF, Series of ETF Series Solutions
67.	ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
68.	ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
69.	Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
70.	Distillate Small/Mid Cash Flow ETF, Series of ETF Series Solutions
71.	Distillate U.S. Fundamental Stability & Value ETF, Series of ETF Series Solutions
72.	ETFB Green SRI REITs ETF, Series of ETF Series Solutions
73.	Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
74.	Hoya Capital Housing ETF, Series of ETF Series Solutions
75.	iBET Sports Betting & Gaming ETF, Series of ETF Series Solutions
76.	International Drawdown Managed Equity ETF, Series of ETF Series Solutions
77.	LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions
78.	LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
79.	LHA Market State Tactical Q ETF, Series of ETF Series Solutions
80.	Loncar Cancer Immunotherapy ETF, Series of ETF Series Solutions
81.	Loncar China BioPharma ETF, Series of ETF Series Solutions
82.	McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
83.	Nationwide Dow Jones® Risk-Managed Income ETF, Series of ETF Series Solutions
84.	Nationwide Nasdaq-100 Risk-Managed Income ETF, Series of ETF Series Solutions
85.	Nationwide Russell 2000® Risk-Managed Income ETF, Series of ETF Series Solutions
86.	Nationwide S&P 500® Risk-Managed Income ETF, Series of ETF Series Solutions
87.	NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
88.	Opus Small Cap Value ETF, Series of ETF Series Solutions
89.	PSYK ETF, Series of ETF Series Solutions
90.	Roundhill Acquirers Deep Value ETF, Series of ETF Series Solutions
91.	The Acquirers Fund, Series of ETF Series Solutions
92.	U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
93.	U.S. Global JETS ETF, Series of ETF Series Solutions
94.	U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
95.	US Vegan Climate ETF, Series of ETF Series Solutions
96.	First American Funds, Inc.
97.	FundX Investment Trust
98.	The Glenmede Fund, Inc.
99.	The Glenmede Portfolios
100.	The GoodHaven Funds Trust
101.	Greenspring Fund, Incorporated
102.	Harding, Loevner Funds, Inc.
103.	Hennessy Funds Trust
104.	Horizon Funds
105.	Hotchkis & Wiley Funds
106.	Intrepid Capital Management Funds Trust
107.	Jacob Funds Inc.
108.	The Jensen Quality Growth Fund Inc.
109.	Kirr, Marbach Partners Funds, Inc.

110.	Core Alternative ETF, Series of Listed Funds Trust
111.	Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
112.	Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
113.	LKCM Funds
114.	LoCorr Investment Trust
115.	Lord Asset Management Trust
116.	MainGate Trust
117.	ATAC Rotation Fund, Series of Managed Portfolio Series
118.	Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
119.	Ecofin Global Energy Transition Fund, Series of Managed Portfolio Series
120.	Ecofin Global Renewables Infrastructure Fund, Series of Managed Portfolio Series
121.	Ecofin Global Water ESG Fund, Series of Managed Portfolio Series
122.	Ecofin Sustainable Water Fund, Series of Managed Portfolio Series
123.	Great Lakes Disciplined Equity Fund, Series of Managed Portfolio Series
124.	Great Lakes Large Cap Value Fund, Series of Managed Portfolio Series
125.	Great Lakes Small Cap Opportunity Fund, Series of Managed Portfolio Series
126.	Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
127.	Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
128.	Kensington Active Advantage Fund, Series of Managed Portfolio Series
129.	Kensington Dynamic Growth Fund, Series of Managed Portfolio Series
130.	Kensington Managed Income Fund, Series of Managed Portfolio Series
131.	LK Balanced Fund, Series of Managed Portfolio Series
132.	Muhlenkamp Fund, Series of Managed Portfolio Series
133.	Nuance Concentrated Value Fund, Series of Managed Portfolio Series
134.	Nuance Concentrated Value Long Short Fund, Series of Managed Portfolio Series
135.	Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
136.	Port Street Quality Growth Fund, Series of Managed Portfolio Series
137.	Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
138.	Principal Street Short Term Municipal Fund, Series of Managed Portfolio Series
139.	Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
140.	Reinhart International PMV Fund, Series of Managed Portfolio Series
141.	Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
142.	Tortoise MLP & Energy Income Fund, Series of Managed Portfolio Series
143.	Tortoise MLP & Pipeline Fund, Series of Managed Portfolio Series
144.	Tortoise North American Pipeline Fund, Series of Managed Portfolio Series
145.	V-Shares MSCI World ESG Materiality and Carbon Transition ETF, Series of Managed Portfolio Series
146.	V-Shares US Leadership Diversity ETF, Series of Managed Portfolio Series
147.	Argent Small Cap Fund, Series of Manager Directed Portfolios
148.	Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
149.	Hood River International Opportunity Fund, Series of Manager Directed Portfolios
150.	Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
151.	Mar Vista Strategic Growth Fund, Series of Manager Directed Portfolios
152.	Vert Global Sustainable Real Estate Fund, Series of Manager Directed Portfolios
153.	Matrix Advisors Funds Trust
154.	Matrix Advisors Value Fund, Inc.
155.	Monetta Trust
156.	Nicholas Equity Income Fund, Inc.
157.	Nicholas Fund, Inc.
158.	Nicholas II, Inc.
159.	Nicholas Limited Edition, Inc.
160.	Permanent Portfolio Family of Funds
161.	Perritt Funds, Inc.

162.	Procure ETF Trust II
163.	Professionally Managed Portfolios
164.	Prospector Funds, Inc.
165.	Provident Mutual Funds, Inc.
166.	Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
167.	Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
168.	Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
169.	Aquarius International Fund, Series of The RBB Fund, Inc.
170.	Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
171.	Boston Partners Emerging Markets Dynamic Equity Fund, Series of The RBB Fund, Inc.
172.	Boston Partners Emerging Markets Fund, Series of The RBB Fund, Inc.
173.	Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
174.	Boston Partners Global Long/Short Fund, Series of The RBB Fund, Inc.
175.	Boston Partners Global Sustainability Fund, Series of The RBB Fund, Inc.
176.	Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
177.	Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
178.	Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
179.	Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
180.	Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
181.	Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
182.	Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
183.	Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
184.	Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
185.	Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
186.	Optima Strategic Credit Fund, Series of The RBB Fund, Inc.
187.	SGI Global Equity Fund, Series of The RBB Fund, Inc.
188.	SGI Peak Growth Fund, Series of The RBB Fund, Inc.
189.	SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
190.	SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
191.	SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
192.	SGI U.S. Small Cap Equity Fund, Series of The RBB Fund, Inc.
193.	US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
194.	US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
195.	US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
196.	WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
197.	WPG Partners Small/Micro Cap Value Fund, Series of The RBB Fund, Inc.
198.	The RBB Fund Trust
199.	RBC Funds Trust
200.	Series Portfolios Trust
201.	Thompson IM Funds, Inc.
202.	TrimTabs ETF Trust
203.	Trust for Advised Portfolios
204.	Barrett Growth Fund, Series of Trust for Professional Managers
205.	Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
206.	Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
207.	CrossingBridge Low Duration High Yield Fund, Series of Trust for Professional Managers
208.	CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
209.	CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
210.	Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
211.	Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
212.	Jensen Quality Value Fund, Series of Trust for Professional Managers
213.	Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers

214.	Terra Firma US Concentrated Realty Fund, Series of Trust for Professional Managers
215.	USQ Core Real Estate Fund
216.	Wall Street EWM Funds Trust
217.	Wisconsin Capital Funds, Inc.

(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 111 E. Kilborn Ave., Suite 2200, Milwaukee, WI 53202.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	President/Manager	None

Chris Lanza Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101 Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President Vice President	None None

Jennifer A. Brunner	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Vice President and Chief Compliance Officer	None

Kelly B. Whetstone Susan L. LaFond	Three Canal Plaza, Suite 100, Portland, ME 04101 111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Secretary Vice President/Chief Compliance Officer/Treasurer	None None

(c)	Not applicable.

Item 33.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), and the Rules thereunder will be maintained at the offices of:

(1)	Glenmede Investment Management LP

One Liberty Place

1650 Market Street, Suite 1200

Philadelphia, Pennsylvania 19103

(records relating to its functions as investment advisor)

(2)	State Street Bank and Trust Company

1 Lincoln Street, Floor 8

SFC0805

Boston, MA 02111

(records relating to its functions as custodian, administrator, transfer agent, dividend disbursing agent and securities lending agent)

(3)	Quasar Distributors, LLC

111 East Kilbourn Avenue

Suite 2200

Milwaukee, WI 53202

(records relating to its functions as distributor)

(4)	Faegre Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, Pennsylvania 19103-6996

(Registrant’s minute books)

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

(a)

Registrant undertakes to comply with the provisions of Section 16(c) of the 1940 Act in regard to shareholders’ right to call a meeting of shareholders for the purpose of voting on the removal of trustees and to assist in shareholder communications in such matters, to the extent required by law. Specifically, the Registrant will, if requested to do so by the holders of at least 10% of the Registrant’s outstanding voting shares, call a meeting of shareholders for the purpose of voting upon the question of the removal of trustees, and the Registrant will assist in shareholder communications as required by Section 16(c) of the 1940 Act.

(b)	Registrant undertakes to furnish to each person to whom a prospectus is delivered, a copy of Registrant’s latest annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 50 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 50 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia, and Commonwealth of Pennsylvania on the 27th day of February, 2023.

THE GLENMEDE PORTFOLIOS

By	/s/ Kent E. Weaver
Kent E. Weaver
President
(Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 50 to the Registration Statement has been signed below by the following persons in the capacities indicated on the 28th day of February, 2023.

Signature	Title	Date

*	Chairman	February 27, 2023
William L. Cobb, Jr..

/s/ Kent E. Weaver	President	February 27, 2023
Kent E. Weaver	(Chief Executive Officer)

*	Trustee	February 27, 2023
H. Franklin Allen, Ph.D.

*	Trustee	February 27, 2023
Susan W. Catherwood

*	Trustee	February 27, 2023
Andrew Phillips

*	Trustee	February 27, 2023
Mary Ann B. Wirts

*	Trustee	February 27, 2023
Harry Wong

/s/ Christopher E. McGuire	Treasurer	February 27, 2023
Christopher E. McGuire	(Chief Financial Officer and Principal Financial Officer)

*By	/s/ Michael P. Malloy
Michael P. Malloy, Attorney-in-fact

EXHIBIT INDEX

Exhibit No.

(j)	(1)	Consent of Faegre Drinker Biddle & Reath LLP

(j)	(2)	Consent of PricewaterhouseCoopers LLP

(q)	(1)	Glenmede Portfolios Powers of Attorney